UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06200

Schwab Investments – Schwab Taxable Bond Funds
and Schwab Municipal Bond Funds
(Exact name of registrant as specified in charter)

425 Market Street, Suite 1700, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Investments – Schwab Taxable Bond Funds and Schwab Municipal Bond Funds

425 Market Street, Suite 1700, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 648-5300
Date of fiscal year end: August 31
Date of reporting period: August 31, 2026

Item 1: Report(s) to Shareholders.

Annual Report |
August 31, 2026

Schwab Treasury Inflation Protected Securities Index Fund

Ticker Symbol: SWRSX

This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026.
You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Treasury Inflation Protected Securities Index Fund	$5	0.05%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2026, the fund returned 0.98%. The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 1.89%. The fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM which returned 1.08%. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
■

Negative price returns detracted from the total return of the fund, albeit to a smaller degree than coupon income generated by the fund’s holdings contributed to the total return of the fund

Portfolio holdings may have changed since the report date.
Schwab Treasury Inflation Protected Securities Index Fund | Annual Report
1
REG125428-02  00327895

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.

Performance of Hypothetical $10,000 Investment (August 31, 2016 - August 31, 2026)1

Average Annual Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Treasury Inflation Protected Securities Index Fund (03/31/2006)[1]	0.98%	0.33%	2.40%
Bloomberg US Aggregate Bond Index[2]	1.89%	-0.29%	1.40%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM	1.08%	0.39%	2.47%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership — Bloomberg
®
and Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
are service marks of Bloomberg Finance L.P. and its affiliates, including
Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment
Management, Inc., dba Schwab Asset Management, and Bloomberg does not approve, endorse, review, or recommend Schwab Treasury Inflation Protected Securities Index
Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Treasury Inflation Protected Securities
Index Fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
. The fund does not seek to track the regulatory index.
2
Schwab Treasury Inflation Protected Securities Index Fund | Annual Report

Statistics

Net Assets (millions)	$3,122
Number of Holdings	49
Portfolio Turnover Rate	27%
Advisory Fees Paid by the Fund	$1,494,190
30-Day SEC Yield	-1.91%
12-Month Distribution Yield	4.45%
Weighted Average Maturity (Source: Aladdin)	7.2 Yrs
Weighted Average Duration (Source: Aladdin)	6.4 Yrs
Business Interest Deduction (163j)	99.97%
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
2,3

Portfolio holdings may have changed since the report date.
The fund’s yields, including the SEC Yield, are adjusted monthly based on changes in the rate of inflation and these changes can cause the yield to vary substantially from month to month. Exceptionally high yield is attributable to the rise in inflation rate and might not be repeated. Exceptionally low or negative yield is attributable to the fall in inflation rate and might not be repeated.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
3
Excludes short-term investments.
Schwab Treasury Inflation Protected Securities Index Fund | Annual
Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4

Schwab Treasury Inflation Protected Securities Index Fund | Annual Report

Annual Report |
August 31, 2026

Schwab U.S. Aggregate Bond Index Fund

Ticker Symbol: SWAGX

This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026.
You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Aggregate Bond Index Fund	$4	0.04%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2026, the fund returned 1.81%. The Bloomberg US Aggregate Bond Index returned 1.89%. Differences between the return of the fund and the return of the Bloomberg US Aggregate Bond Index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
■ Negative price returns detracted from the total return of the fund, albeit to a smaller degree than coupon income generated by the fund’s holdings and, to a more limited extent, paydown (return of principal from the underlying mortgages to the mortgage-backed securities investors) contributed to the total return of the fund
■ The fund held positions in TBAs, or “to-be-announced” securities, which are mortgage-backed bonds that settle on a forward date. The fund’s average month-end position in these securities was 1.1%, with a minimum exposure of 0.6% and maximum exposure of 1.3% over the period.

Portfolio holdings may have changed since the report date.
Schwab U.S. Aggregate Bond Index Fund | Annual Report
1
REG125429-02  00327896

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.

Performance of Hypothetical $10,000 Investment (February 23, 2017 - August 31, 2026)1

Average Annual Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Aggregate Bond Index Fund (02/23/2017)[1]	1.81%	-0.34%	1.64%
Bloomberg US Aggregate Bond Index	1.89%	-0.29%	1.75%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership — Bloomberg
®
and Bloomberg US Aggregate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba Schwab Asset
Management, and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. Aggregate Bond Index Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. Aggregate Bond Index Fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Schwab U.S. Aggregate Bond Index Fund | Annual Report

Statistics

Net Assets (millions)	$8,353
Number of Holdings	12,228
Portfolio Turnover Rate (excludes in-kind transactions)	37%
Advisory Fees Paid by the Fund	$2,719,397
30-Day SEC Yield	4.68%
12-Month Distribution Yield	4.26%
Weighted Average Maturity (Source: Aladdin)	8.2 Yrs
Weighted Average Duration (Source: Aladdin)	5.8 Yrs
Business Interest Deduction (163j)	99.91%
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
2,3

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
3
Excludes short-term investments.
4
Less than 0.05%.
Schwab U.S. Aggregate Bond Index Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab U.S. Aggregate Bond Index Fund | Annual Report

Annual Report |
August 31, 2026

Schwab Short-Term Bond Index Fund

Ticker Symbol: SWSBX

This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026.
You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Short-Term Bond Index Fund	$6	0.06%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2026, the fund returned 2.03%. The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 1.89%. The fund generally invests in securities that are included in the Bloomberg US Government/Credit 1-5 Year Index which returned 2.15%. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Bloomberg US Government/Credit 1-5 Year Index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
■

Negative price returns detracted from the total return of the fund, albeit to a smaller degree than coupon income generated by the fund’s holdings contributed to the total return of the fund

Portfolio holdings may have changed since the report date.
Schwab Short-Term Bond Index Fund | Annual Rep
or
t
1
REG125426-02  00327893

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.

Performance of Hypothetical $10,000 Investment (February 23, 2017 - August 31, 2026)1

Average Annual Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab Short-Term Bond Index Fund (02/23/2017)[1]	2.03%	1.64%	2.04%
Bloomberg US Aggregate Bond Index[2]	1.89%	-0.29%	1.75%
Bloomberg US Government/Credit 1-5 Year Index	2.15%	1.70%	2.14%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership — Bloomberg
®
and Bloomberg US Government/Credit 1-5 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index
Services Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba
Schwab Asset Management, and Bloomberg does not approve, endorse, review, or recommend Schwab Short-Term Bond Index Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Short-Term Bond Index Fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Government/Credit 1-5 Year Index. The fund does not seek to track the regulatory index.
2
Schwab Short-Term Bond Index Fund | Annual Report

Statistics

Net Assets (millions)	$1,654
Number of Holdings	3,416
Portfolio Turnover Rate	44%
Advisory Fees Paid by the Fund	$965,355
30-Day SEC Yield	4.41%
12-Month Distribution Yield	4.15%
Weighted Average Maturity (Source: Aladdin)	2.9 Yrs
Weighted Average Duration (Source: Aladdin)	2.6 Yrs
Business Interest Deduction (163j)	99.91%
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
2,3

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
3
Excludes short-term investments.
Schwab Short-Term Bond Index Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Short-Term Bond Index Fund |
Annual
Report

Annual Report |
August 31, 2026

Schwab Tax-Free Bond Fund

Ticker Symbol: SWNTX

This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Tax-Free Bond Fund*	$39	0.38%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2026, the fund returned 3.78%. The Bloomberg Municipal Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 4.12%. The Bloomberg Municipal 3-15 Year Blend Index which returned 2.72%, is the fund’s additional index, and is more representative of the fund’s investment universe than the regulatory index.
■ Health care and transportation sector bonds, gas prepay bonds, and lower-rated securities contributed to performance
■ Intermediate-term yield curve positioning detracted from performance
■ The national municipal bond market continued to experience record levels of significant new issue supply in 2025 and through the end of the reporting period, with mutual fund and separately managed account inflows, as well as ETF growth, supporting the market as yields remained attractive
■ Coupon income generated by the fund’s holdings contributed to fund performance while negative price returns detracted from fund performance, albeit to a smaller degree

Portfolio holdings may have changed since the report date.
Schwab Tax-Free Bond Fund | Annual Re
por
t
1
REG125427-02  00327894

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.

Performance of Hypothetical $10,000 Investment (August 31, 2016 - August 31, 2026)1,2

Average Annual Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Tax-Free Bond Fund (09/11/1992)[1,2]	3.78%	0.48%	1.59%
Bloomberg Municipal Bond Index[3]	4.12%	0.54%	1.91%
Bloomberg Municipal 3-15 Year Blend Index	2.72%	0.81%	1.94%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
3
The Bloomberg Municipal Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Bloomberg Municipal 3-15 Year Blend
Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
2
Schwab Tax-Free Bond Fund | Annual Report

Statistics

Net Assets (millions)	$621
Number of Holdings	462
Portfolio Turnover Rate	48%
Advisory Fees Paid by the Fund	$1,181,895
30-Day SEC Yield	3.47%
30-Day SEC Yield-No Waiver	3.44%
12-Month Distribution Yield	3.49%
Weighted Average Maturity (Source: Aladdin)	7.7 Yrs
Weighted Average Duration (Source: Aladdin)	6.7 Yrs
Tax Exempt Income Distribution	99.99%
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
1

Portfolio holdings may have changed since the report date.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the 30-Day SEC Yield and 12-Month Distribution Yield
may have been lower. The 30-Day SEC Yield-No Waiver is the yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
1
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
Schwab Tax-Free Bond Fund | Annual
Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Tax-Free Bond Fund | Annual Report

Annual Report |
August 31, 2026

Schwab California Tax-Free Bond Fund

Ticker Symbol:
SWCAX

This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026.
You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab California Tax-Free Bond Fund*	$39	0.38%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2026, the fund returned 3.41%. The Bloomberg Municipal Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 4.12%. The Bloomberg California Municipal 3-15 Year Blend Index which returned 2.27%, is the fund’s additional index, and is more representative of the fund’s investment universe than the regulatory index.
■ Exposure to higher-yielding healthcare and utility sector bonds and gas prepay bonds contributed to performance
■ Intermediate-term yield curve positioning, as well as exposures to certain school district bonds, detracted from performance
■ The national municipal bond market continued to experience record levels of significant new issue supply in 2025 and through the end of the reporting period, with mutual fund and separately managed account inflows, as well as ETF growth, supporting the market as yields remained attractive
■ New issues supply in the California municipal bond market also remained robust, in line with the overall market, with typical strong demand due to attractive after-tax equivalent yields and a large state-specific investor base
■ Coupon income generated by the fund’s holdings contributed to fund performance while negative price returns detracted from fund performance, albeit to a smaller degree

Portfolio holdings may have changed since the report date.
Schwab California Tax-Free Bond Fund | Annual Report
1
REG125411-02  00327891

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.

Performance of Hypothetical $10,000 Investment (August 31, 2016 - August 31, 2026)1,2

Average Annual Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab California Tax-Free Bond Fund (02/24/1992)[1,2]	3.41%	0.46%	1.46%
Bloomberg Municipal Bond Index[3]	4.12%	0.54%	1.91%
Bloomberg California Municipal 3-15 Year Blend Index[4]	2.27%	0.74%	N/A [5]
S&P California AMT-Free Municipal Bond Index	3.86%	0.51%	1.71%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
3
The Bloomberg Municipal Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Bloomberg California Municipal
3-15 Year Blend Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
4
The Bloomberg California Municipal 3-15 Year Blend Index was established effective January 1, 2020. Performance shown prior to January 1, 2020 is based on a subset of securities included in the Bloomberg Municipal 3-15 Year Blend Index.
5
Information not available to the fund.
2
Schwab California Tax-Free Bond Fund | Annual Report

Statistics

Net Assets (millions)	$596
Number of Holdings	463
Portfolio Turnover Rate	43%
Advisory Fees Paid by the Fund	$1,115,117
30-Day SEC Yield	3.24%
30-Day SEC Yield-No Waiver	3.21%
12-Month Distribution Yield	3.23%
Weighted Average Maturity (Source: Aladdin)	7.2 Yrs
Weighted Average Duration (Source: Aladdin)	6.3 Yrs
Tax Exempt Income Distribution	99.92%
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
1

Portfolio holdings may have changed since the report date.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the 30-Day SEC Yield and 12-Month Distribution Yield
may have been lower. The 30-Day SEC Yield-No Waiver is the yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
1
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
Schwab California Tax-Free Bond Fund | Annual
Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab California Tax-Free Bond Fund | Annual R
e
port

Annual Report |
August 31, 2026

Schwab Opportunistic Municipal Bond Fund

Ticker Symbol: SWHYX

This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026.
You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Opportunistic Municipal Bond Fund*	$51	0.50%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2026, the fund returned 5.02%. The Bloomberg Municipal Bond Index returned 4.12%.
■ Health care and transportation sector bonds, gas prepay bonds, and Puerto Rican bonds contributed to performance
■ Credit-specific holdings, overall duration, and specific yield curve exposures detracted from performance
■ The national municipal bond market continued to experience record levels of significant new issue supply in 2025 and through the end of the reporting period, with mutual fund and separately managed account inflows, as well as ETF growth, supporting the market as yields remained attractive
■ Coupon income generated by the fund’s holdings contributed to fund performance. Price returns also contributed to fund performance, albeit to a smaller degree.

Portfolio holdings may have changed since the report date.
Schwab Opportunistic Municipal Bond Fund | Annual Report
1
REG125425-02  00327892

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.

Performance of Hypothetical $10,000 Investment (August 31, 2016 - August 31, 2026)1,2,3

Average Annual Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Opportunistic Municipal Bond Fund (03/31/2014)[1,2,3,4]	5.02%	0.08%	1.60%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
3
Effective August 10, 2020, the Wasmer Schroeder High Yield Municipal Fund (the predecessor fund) was reorganized into the Schwab Opportunistic Municipal Bond Fund.
The performance and financial history prior to August 10, 2020 are that of the predecessor fund.
4
Inception date is that of the predecessor fund.
2
Schwab Opportunistic Municipal Bond Fund | Annual Report

Statistics

Net Assets (millions)	$96
Number of Holdings	349
Portfolio Turnover Rate	44%
Advisory Fees Paid by the Fund	$329,853
30-Day SEC Yield	3.76%
30-Day SEC Yield-No Waiver	3.68%
12-Month Distribution Yield	3.70%
Weighted Average Maturity (Source: Aladdin)	10.2 Yrs
Weighted Average Duration (Source: Aladdin)	8.9 Yrs
Tax Exempt Income Distribution	98.71%
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
1

Portfolio holdings may have changed since the report date.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the 30-Day SEC Yield and 12-Month Distribution Yield
may have been lower. The 30-Day SEC Yield-No Waiver is the yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
1
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
Schwab Opportunistic Municipal Bond Fund | Annual
Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Opportunistic Municipal Bond Fund | Annual Report

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)	Not applicable.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 19(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kimberly S. Patmore, Michael J. Beer and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Patmore, Mr. Beer and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of eight operational series. Six series have a fiscal year-end of August 31, whose annual financial statements are reported in Item 1, one series has a fiscal year-end of October 31, and one series has a fiscal year-end of the last day of February. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the eight operational series during 2026/2027 and 2025/2026, based on their respective 2026/2027 and 2025/2026 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees[1]		(b) Audit-Related Fees		(c) Tax Fees[2]		(d) All Other Fees
Fiscal Year 2026/2027	Fiscal Year 2025/2026	Fiscal Year 2026/2027	Fiscal Year 2025/2026	Fiscal Year 2026/2027	Fiscal Year 2025/2026	Fiscal Year 2026/2027	Fiscal Year 2025/2026
$290,900	$283,400	$0	$0	$26,992	$26,280	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.

[2]	The tax fees consist of professional services relating to tax compliance, tax advice, tax planning, and the preparation of the Registrant’s tax returns.

(e)(1) Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2026/2027: $1,613,152	2025/2026: $2,515,513

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Holdings and Financial Statements | August 31, 2026
Schwab Taxable Bond Funds

Schwab Treasury Inflation Protected Securities Index Fund	SWRSX
Schwab U.S. Aggregate Bond Index Fund	SWAGX
Schwab Short-Term Bond Index Fund	SWSBX

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Treasury Inflation Protected Securities Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 8/31/26	9/1/24– 8/31/25	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22
Per-Share Data
Net asset value at beginning of period	$10.52	$10.39	$10.17	$11.27	$12.70
Income (loss) from investment operations:
Net investment income (loss)[1]	0.52	0.39	0.37	0.30	0.90
Net realized and unrealized gains (losses)	(0.42)	0.11	0.23	(0.72)	(1.64)
Total from investment operations	0.10	0.50	0.60	(0.42)	(0.74)
Less distributions:
Distributions from net investment income	(0.45)	(0.37)	(0.38)	(0.59)	(0.67)
Distributions from net realized gains	—	—	—	(0.09)	(0.02)
Total distributions	(0.45)	(0.37)	(0.38)	(0.68)	(0.69)
Net asset value at end of period	$10.17	$10.52	$10.39	$10.17	$11.27
Total return	0.98%	4.89%	6.07%	(3.67%)	(6.04%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%	0.05%	0.05%	0.05%[2]	0.05%[2]
Net investment income (loss)	5.05%	3.77%	3.68%	2.92%	7.50%
Portfolio turnover rate	27%	31%	31%	44%	37%
Net assets, end of period (x 1,000,000)	$3,122	$2,705	$2,479	$2,590	$2,750

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings  as of August 31, 2026

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued). Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted by the rate of inflation. The coupon rate on these instruments is generally lower at issuance than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.7% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
1.63%, 10/15/27	96,082,354	95,618,831
0.50%, 01/15/28	86,560,369	84,475,819
1.75%, 01/15/28	35,568,832	35,302,066
1.25%, 04/15/28	94,696,197	93,100,048
3.63%, 04/15/28	36,655,268	37,406,987
0.75%, 07/15/28	75,036,764	73,366,024
2.38%, 10/15/28	97,483,653	98,233,820
0.88%, 01/15/29	65,022,135	63,152,749
2.50%, 01/15/29	33,170,907	33,444,308
2.13%, 04/15/29	98,600,141	98,503,852
3.88%, 04/15/29	41,902,392	43,709,433
0.25%, 07/15/29	76,683,793	73,047,304
1.63%, 10/15/29	103,447,261	102,279,438
0.13%, 01/15/30	86,615,053	81,123,793
1.63%, 04/15/30	106,110,838	104,224,883
0.13%, 07/15/30	93,549,743	87,052,421
1.13%, 10/15/30	109,910,646	106,027,280
0.13%, 01/15/31	98,362,642	90,339,939
0.13%, 07/15/31	99,185,882	90,431,566
0.13%, 01/15/32	108,430,216	97,400,830
3.38%, 04/15/32	15,432,571	16,404,642
0.63%, 07/15/32	112,578,402	103,387,432
1.13%, 01/15/33	111,479,109	104,385,380
1.38%, 07/15/33	109,151,323	103,508,285
1.75%, 01/15/34	115,702,562	111,632,634
1.88%, 07/15/34	120,118,281	116,777,491
2.13%, 01/15/35	126,015,564	123,925,970
1.88%, 07/15/35	130,521,658	125,621,997
1.88%, 01/15/36	129,289,390	123,436,014
2.13%, 02/15/40	19,541,394	18,392,955
2.13%, 02/15/41	29,147,076	27,126,706
0.75%, 02/15/42	45,703,428	33,897,304
0.63%, 02/15/43	36,976,189	26,135,377
1.38%, 02/15/44	50,695,158	40,084,820
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.75%, 02/15/45	55,765,613	38,369,356
1.00%, 02/15/46	28,543,932	20,249,467
0.88%, 02/15/47	35,127,405	23,832,435
1.00%, 02/15/48	25,454,875	17,446,533
1.00%, 02/15/49	23,138,614	15,623,536
0.25%, 02/15/50	36,029,886	19,398,435
0.13%, 02/15/51	35,414,978	17,808,477
0.13%, 02/15/52	42,536,879	20,878,795
1.50%, 02/15/53	38,566,786	28,006,115
2.13%, 02/15/54	39,218,948	32,730,970
2.38%, 02/15/55	38,359,257	33,727,677
2.38%, 02/15/56	37,348,046	32,832,726
U.S. Treasury Inflation-Indexed Notes
1.25%, 04/15/31	109,220,292	104,926,142
2.38%, 07/15/36	44,772,504	44,588,867
Total Treasuries (Cost $3,299,344,122)		3,113,377,929

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (a)	4,308,778	4,308,778
Total Short-Term Investments (Cost $4,308,778)		4,308,778
Total Investments in Securities (Cost $3,303,652,900)		3,117,686,707

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$3,113,377,929	$—	$3,113,377,929
Short-Term Investments[1]	4,308,778	—	—	4,308,778
Total	$4,308,778	$3,113,377,929	$—	$3,117,686,707

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Treasury Inflation Protected Securities Index Fund
Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers (cost $3,303,652,900)		$3,117,686,707
Receivables:
Investments sold		12,160,502
Interest		9,280,760
Fund shares sold		1,981,510
Dividends	+	6,659
Total assets		3,141,116,138

Liabilities
Payables:
Investments bought		16,395,470
Fund shares redeemed		2,632,163
Investment adviser fees	+	132,610
Total liabilities		19,160,243
Net assets		$3,121,955,895

Net Assets by Source
Capital received from investors		$3,547,677,136
Total distributable loss	+	(425,721,241)
Net assets		$3,121,955,895

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,121,955,895		306,845,412		$10.17

See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Treasury Inflation Protected Securities Index Fund
Statement of Operations

For the period September 1, 2025 through August 31, 2026
Investment Income
Interest received from securities - unaffiliated issuers		$152,308,372
Dividends received from securities - unaffiliated issuers	+	89,852
Total investment income		152,398,224

Expenses
Investment adviser fees		1,494,190
Total expenses	–	1,494,190
Net investment income		150,904,034

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(24,810,513)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(96,912,725)
Net realized and unrealized losses		(121,723,238)
Increase in net assets resulting from operations		$29,180,796
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Treasury Inflation Protected Securities Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/25-8/31/26		9/1/24-8/31/25
Net investment income		$150,904,034	$95,102,691
Net realized losses		(24,810,513)	(33,131,642)
Net change in unrealized appreciation (depreciation)	+	(96,912,725)	60,704,131
Increase in net assets resulting from operations		$29,180,796	$122,675,180

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($128,872,654 )	($88,811,994 )

TRANSACTIONS IN FUND SHARES
	9/1/25-8/31/26			9/1/24-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		113,487,397	$1,182,689,333	78,947,813	$814,265,769
Shares reinvested		9,911,790	102,205,226	6,363,252	65,844,986
Shares redeemed	+	(73,723,675)	(767,811,251)	(66,681,471)	(688,137,106)
Net transactions in fund shares		49,675,512	$517,083,308	18,629,594	$191,973,649

SHARES OUTSTANDING AND NET ASSETS
	9/1/25-8/31/26			9/1/24-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		257,169,900	$2,704,564,445	238,540,306	$2,478,727,610
Total increase	+	49,675,512	417,391,450	18,629,594	225,836,835
End of period		306,845,412	$3,121,955,895	257,169,900	$2,704,564,445
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 8/31/26	9/1/24– 8/31/25	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22
Per-Share Data
Net asset value at beginning of period	$8.97	$9.05	$8.76	$9.15	$10.57
Income (loss) from investment operations:
Net investment income (loss)[1]	0.37	0.35	0.32	0.26	0.19
Net realized and unrealized gains (losses)	(0.21)	(0.07)	0.30	(0.38)	(1.39)
Total from investment operations	0.16	0.28	0.62	(0.12)	(1.20)
Less distributions:
Distributions from net investment income	(0.37)	(0.36)	(0.33)	(0.27)	(0.22)
Net asset value at end of period	$8.76	$8.97	$9.05	$8.76	$9.15
Total return	1.81%	3.17%	7.23%	(1.34%)	(11.51%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%	0.04%[2]	0.04%[2]
Net investment income (loss)	4.12%	3.97%	3.67%	2.91%	1.93%
Portfolio turnover rate[3]	37%[4]	42%	60%	71%	58%
Net assets, end of period (x 1,000,000)	$8,353	$5,332	$5,144	$4,521	$4,440

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Portfolio turnover rate includes to-be-announced (TBA) transactions (if any).
[4]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 23.8% OF NET ASSETS

Financial Institutions 7.6%
Banking 5.2%
Ally Financial, Inc.
7.10%, 11/15/27 (a)	150,000	153,879
2.20%, 11/02/28 (a)	200,000	188,886
5.74%, 05/15/29 (a)(b)	200,000	201,988
6.99%, 06/13/29 (a)(b)	275,000	283,591
6.85%, 01/03/30 (a)(b)	150,000	155,295
5.54%, 01/17/31 (a)(b)	150,000	149,915
8.00%, 11/01/31	700,000	769,371
5.55%, 07/31/33 (a)(b)	225,000	221,069
6.18%, 07/26/35 (a)(b)	150,000	150,321
American Express Co.
5.85%, 11/05/27 (a)	400,000	406,044
4.01%, 02/09/29 (a)(b)	350,000	346,766
4.73%, 04/25/29 (a)(b)	425,000	425,297
4.05%, 05/03/29 (a)	200,000	197,358
4.35%, 07/20/29 (a)(b)	670,000	665,699
5.28%, 07/27/29 (a)(b)	425,000	429,365
5.53%, 04/25/30 (a)(b)	375,000	380,985
4.44%, 05/03/30 (a)(b)	500,000	494,585
5.09%, 01/30/31 (a)(b)	400,000	401,240
5.02%, 04/25/31 (a)(b)	375,000	375,540
6.49%, 10/30/31 (a)(b)	250,000	263,273
4.46%, 02/10/32 (a)(b)	200,000	194,878
4.99%, 05/26/33 (a)(b)	225,000	220,084
4.92%, 07/20/33 (a)(b)	460,000	451,881
4.42%, 08/03/33 (a)(b)	350,000	334,940
5.04%, 05/01/34 (a)(b)	375,000	369,570
5.63%, 07/28/34 (a)(b)	100,000	100,344
5.92%, 04/25/35 (a)(b)	100,000	101,396
5.28%, 07/26/35 (a)(b)	450,000	445,572
5.44%, 01/30/36 (a)(b)	350,000	348,688
5.67%, 04/25/36 (a)(b)	400,000	404,536
4.80%, 10/24/36 (a)(b)	500,000	472,810
5.41%, 02/08/41 (a)(b)	100,000	96,988
4.05%, 12/03/42	250,000	204,420
Associated Banc-Corp.
6.46%, 08/29/30 (a)(b)	75,000	76,873
Australia & New Zealand Banking Group Ltd.
3.92%, 09/30/27	250,000	248,628
3.92%, 12/08/28 (a)	250,000	246,370
4.62%, 12/16/29	250,000	249,803
Banco Bilbao Vizcaya Argentaria SA
6.14%, 09/14/28 (a)(b)	200,000	202,960
4.15%, 03/03/29 (a)	400,000	392,260
5.38%, 03/13/29 (a)	200,000	202,320
4.97%, 05/08/31 (a)	400,000	394,404
7.88%, 11/15/34 (a)(b)	200,000	223,340
6.03%, 03/13/35 (a)(b)	200,000	204,232
5.13%, 03/03/36 (a)	400,000	382,120
Banco Santander SA
3.80%, 02/23/28 (a)	200,000	197,284
4.38%, 04/12/28 (a)	400,000	397,432
5.59%, 08/08/28 (a)	400,000	405,844
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.61%, 11/07/28 (a)	400,000	414,616
4.60%, 04/15/29 (a)	200,000	198,394
3.31%, 06/27/29 (a)	200,000	192,012
5.57%, 01/17/30	200,000	202,764
5.54%, 03/14/30 (a)(b)	400,000	404,892
3.49%, 05/28/30 (a)	200,000	188,870
5.01%, 08/25/30 (a)(b)	200,000	199,332
4.55%, 11/06/30 (a)	400,000	390,404
2.75%, 12/03/30 (a)	400,000	360,300
2.96%, 03/25/31 (a)	200,000	181,550
4.87%, 04/15/31 (a)	400,000	392,932
5.44%, 07/15/31 (a)	400,000	405,004
3.23%, 11/22/32 (a)(b)	200,000	179,784
6.92%, 08/08/33 (a)	600,000	637,002
6.94%, 11/07/33 (a)	400,000	438,128
6.35%, 03/14/34 (a)	400,000	412,720
5.62%, 08/25/34 (a)(b)	200,000	199,214
6.03%, 01/17/35 (a)	400,000	410,888
5.13%, 11/06/35	400,000	383,300
5.44%, 04/15/36 (a)	200,000	195,554
Bank of America Corp.
3.25%, 10/21/27 (a)	650,000	642,109
4.18%, 11/25/27 (a)	550,000	547,563
6.20%, 11/10/28 (a)(b)	525,000	534,361
3.42%, 12/20/28 (a)(b)	1,600,000	1,574,832
4.98%, 01/24/29 (a)(b)	650,000	652,632
3.97%, 03/05/29 (a)(b)	700,000	691,894
5.20%, 04/25/29 (a)(b)	1,000,000	1,006,800
4.62%, 05/09/29 (a)(b)	600,000	598,824
2.09%, 06/14/29 (a)(b)	750,000	715,492
4.27%, 07/23/29 (a)(b)	650,000	644,098
5.82%, 09/15/29 (a)(b)	725,000	738,710
3.97%, 02/07/30 (a)(b)	925,000	905,843
4.48%, 04/23/30 (a)(b)	850,000	840,267
3.19%, 07/23/30 (a)(b)	650,000	619,430
2.88%, 10/22/30 (a)(b)	550,000	516,450
5.16%, 01/24/31 (a)(b)	600,000	602,286
2.50%, 02/13/31 (a)(b)	950,000	873,924
2.59%, 04/29/31 (a)(b)	850,000	780,453
1.90%, 07/23/31 (a)(b)	725,000	643,459
1.92%, 10/24/31 (a)(b)	650,000	572,377
4.46%, 02/06/32 (a)(b)	650,000	631,702
2.65%, 03/11/32 (a)(b)	600,000	539,070
2.69%, 04/22/32 (a)(b)	1,200,000	1,076,484
4.70%, 04/23/32 (a)(b)	850,000	832,855
2.30%, 07/21/32 (a)(b)	1,050,000	918,802
2.57%, 10/20/32 (a)(b)	900,000	793,503
2.97%, 02/04/33 (a)(b)	1,000,000	891,490
4.57%, 04/27/33 (a)(b)	1,075,000	1,037,880
5.02%, 07/22/33 (a)(b)	1,300,000	1,284,270
5.29%, 04/25/34 (a)(b)	1,250,000	1,245,062
5.87%, 09/15/34 (a)(b)	1,000,000	1,028,480
5.47%, 01/23/35 (a)(b)	1,200,000	1,202,988
5.43%, 08/15/35 (a)(b)	650,000	639,015
5.52%, 10/25/35 (a)(b)	950,000	936,139
5.51%, 01/24/36 (a)(b)	950,000	949,126
5.74%, 02/12/36 (a)(b)	650,000	647,790
5.46%, 05/09/36 (a)(b)	550,000	548,168
2.48%, 09/21/36 (a)(b)	600,000	517,932
6.11%, 01/29/37 (a)	550,000	564,443
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.05%, 02/06/37 (a)(b)	1,250,000	1,200,800
3.85%, 03/08/37 (a)(b)	425,000	390,592
5.49%, 04/23/37 (a)(b)	750,000	728,175
4.24%, 04/24/38 (a)(b)	550,000	489,401
7.75%, 05/14/38	420,000	486,041
4.08%, 04/23/40 (a)(b)	325,000	276,127
2.68%, 06/19/41 (a)(b)	1,350,000	944,730
5.88%, 02/07/42	375,000	377,141
3.31%, 04/22/42 (a)(b)	900,000	672,264
5.00%, 01/21/44 (a)	550,000	495,687
4.88%, 04/01/44 (a)	100,000	89,304
4.75%, 04/21/45 (a)	100,000	86,416
4.44%, 01/20/48 (a)(b)	550,000	447,925
3.95%, 01/23/49 (a)(b)	375,000	280,943
4.33%, 03/15/50 (a)(b)	1,000,000	788,170
4.08%, 03/20/51 (a)(b)	1,500,000	1,134,570
2.83%, 10/24/51 (a)(b)	200,000	119,260
3.48%, 03/13/52 (a)(b)	200,000	135,170
2.97%, 07/21/52 (a)(b)	550,000	338,421
Bank of America NA
6.00%, 10/15/36 (a)	418,000	429,060
Bank of Montreal
4.70%, 09/14/27 (a)	200,000	200,538
5.20%, 02/01/28 (a)	250,000	251,978
4.06%, 09/22/28 (a)(b)	130,000	129,297
5.72%, 09/25/28 (a)	200,000	203,856
5.00%, 01/27/29 (a)(b)	300,000	301,380
4.55%, 06/02/29 (a)(b)	200,000	199,214
4.34%, 03/19/30 (a)(b)	300,000	296,430
4.64%, 09/10/30 (a)(b)	325,000	322,228
5.51%, 06/04/31 (a)	150,000	153,005
4.35%, 09/22/31 (a)(b)	430,000	418,966
4.44%, 01/14/32 (a)(b)	200,000	194,204
4.88%, 06/02/32 (a)(b)	200,000	197,268
3.80%, 12/15/32 (a)(b)	400,000	393,344
3.09%, 01/10/37 (a)(b)	350,000	309,435
5.30%, 06/02/37 (a)(b)	325,000	317,678
Bank of New York Mellon
4.73%, 04/20/29 (a)(b)	500,000	500,670
4.58%, 08/24/29 (a)(b)	250,000	249,758
Bank of New York Mellon Corp.
3.40%, 01/29/28 (a)	200,000	197,362
3.85%, 04/28/28 (a)	250,000	247,765
1.65%, 07/14/28 (a)	100,000	94,967
5.80%, 10/25/28 (a)(b)	250,000	253,495
3.00%, 10/30/28 (a)	150,000	144,731
1.90%, 01/25/29 (a)	100,000	93,775
4.54%, 02/01/29 (a)(b)	150,000	149,870
3.85%, 04/26/29 (a)	100,000	97,975
3.30%, 08/23/29 (a)	150,000	143,783
6.32%, 10/25/29 (a)(b)	200,000	206,176
4.03%, 01/22/30 (a)(b)	400,000	393,228
4.98%, 03/14/30 (a)(b)	275,000	276,122
4.60%, 07/26/30 (a)(b)	100,000	99,393
4.76%, 08/12/30 (a)(b)	300,000	299,043
1.65%, 01/28/31 (a)	100,000	87,798
4.94%, 02/11/31 (a)(b)	400,000	399,448
1.80%, 07/28/31 (a)	100,000	86,436
2.50%, 01/26/32 (a)	100,000	88,226
4.54%, 04/23/32 (a)(b)	200,000	195,438
5.06%, 07/22/32 (a)(b)	300,000	299,406
4.29%, 06/13/33 (a)(b)	200,000	190,812
5.83%, 10/25/33 (a)(b)	375,000	387,082
4.71%, 02/01/34 (a)(b)	150,000	145,334
4.97%, 04/26/34 (a)(b)	325,000	319,043
5.18%, 08/12/34 (a)(b)	250,000	248,103
6.47%, 10/25/34 (a)(b)	300,000	319,692
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.19%, 03/14/35 (a)(b)	300,000	297,018
5.23%, 11/20/35 (a)(b)	150,000	148,566
5.32%, 06/06/36 (a)(b)	240,000	238,301
5.09%, 04/23/37 (a)(b)	200,000	193,508
5.61%, 07/21/39 (a)(b)	100,000	99,860
Bank of Nova Scotia
5.25%, 06/12/28 (a)	150,000	151,745
4.40%, 09/08/28 (a)(b)	200,000	199,498
4.04%, 09/15/28 (a)(b)	140,000	139,126
4.93%, 02/14/29 (a)(b)	550,000	551,303
4.58%, 06/05/29 (a)(b)	300,000	298,761
5.45%, 08/01/29 (a)	275,000	280,599
4.85%, 02/01/30 (a)	300,000	299,232
4.25%, 02/02/30 (a)(b)	250,000	246,155
5.13%, 02/14/31 (a)(b)	250,000	250,218
2.15%, 08/01/31 (a)	150,000	130,937
4.34%, 09/15/31 (a)(b)	275,000	267,042
2.45%, 02/02/32 (a)	250,000	218,635
4.90%, 06/05/32 (a)(b)	250,000	246,208
4.74%, 11/10/32 (a)(b)	150,000	146,225
5.65%, 02/01/34 (a)	275,000	279,749
4.81%, 02/02/34 (a)(b)	250,000	241,543
4.59%, 05/04/37 (a)(b)	325,000	308,945
BankUnited, Inc.
5.13%, 06/11/30 (a)	75,000	73,661
Barclays PLC
4.34%, 01/10/28 (a)	600,000	597,006
4.84%, 05/09/28 (a)	450,000	449,320
4.84%, 09/10/28 (a)(b)	200,000	200,122
7.39%, 11/02/28 (a)(b)	450,000	462,748
5.09%, 02/25/29 (a)(b)	250,000	250,708
4.97%, 05/16/29 (a)(b)	450,000	450,184
6.49%, 09/13/29 (a)(b)	400,000	410,944
4.48%, 11/11/29 (a)(b)	300,000	296,715
5.69%, 03/12/30 (a)(b)	550,000	558,118
4.22%, 05/24/30 (a)(b)	250,000	244,348
5.09%, 06/20/30 (a)(b)	300,000	298,842
4.91%, 06/26/30 (a)(b)	325,000	322,871
4.94%, 09/10/30 (a)(b)	450,000	447,201
5.37%, 02/25/31 (a)(b)	550,000	552,326
2.65%, 06/24/31 (a)(b)	300,000	273,252
4.52%, 02/24/32 (a)(b)	500,000	483,085
2.67%, 03/10/32 (a)(b)	200,000	178,538
5.10%, 06/26/32 (a)(b)	400,000	394,004
2.89%, 11/24/32 (a)(b)	250,000	221,070
5.75%, 08/09/33 (a)(b)	200,000	202,236
7.44%, 11/02/33 (a)(b)	550,000	602,734
6.22%, 05/09/34 (a)(b)	600,000	619,662
7.12%, 06/27/34 (a)(b)	450,000	482,211
6.69%, 09/13/34 (a)(b)	450,000	476,941
5.34%, 09/10/35 (a)(b)	600,000	583,146
3.56%, 09/23/35 (a)(b)	350,000	325,280
5.79%, 02/25/36 (a)(b)	550,000	548,883
5.21%, 02/24/37 (a)(b)	375,000	355,635
5.59%, 06/26/37 (a)(b)	500,000	486,835
3.81%, 03/10/42 (a)(b)	200,000	153,220
3.33%, 11/24/42 (a)(b)	200,000	144,204
5.25%, 08/17/45 (a)	400,000	362,576
5.86%, 08/11/46 (a)(b)	250,000	239,468
4.95%, 01/10/47 (a)	400,000	341,596
6.04%, 03/12/55 (a)(b)	200,000	197,442
BOKF NA
6.11%, 11/06/40 (a)(b)	250,000	251,485
Canadian Imperial Bank of Commerce
5.00%, 04/28/28 (a)	250,000	251,390
4.24%, 09/08/28 (a)(b)	200,000	199,190
5.99%, 10/03/28 (a)	400,000	409,300
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.86%, 03/30/29 (a)(b)	350,000	350,497
5.26%, 04/08/29 (a)	325,000	328,309
4.72%, 06/16/29 (a)(b)	250,000	249,553
4.28%, 01/29/30 (a)(b)	300,000	295,407
4.63%, 09/11/30 (a)(b)	200,000	197,816
5.25%, 01/13/31 (a)(b)	200,000	200,990
4.58%, 09/08/31 (a)(b)	450,000	441,058
5.05%, 06/16/32 (a)(b)	275,000	272,781
6.09%, 10/03/33 (a)	250,000	261,255
Capital One Financial Corp.
3.80%, 01/31/28 (a)	350,000	345,888
5.47%, 02/01/29 (a)(b)	300,000	302,598
6.31%, 06/08/29 (a)(b)	425,000	435,323
5.70%, 02/01/30 (a)(b)	375,000	380,734
3.27%, 03/01/30 (a)(b)	325,000	312,211
5.25%, 07/26/30 (a)(b)	200,000	201,004
5.46%, 07/26/30 (a)(b)	200,000	202,110
4.49%, 09/11/31 (a)(b)	320,000	311,667
7.62%, 10/30/31 (a)(b)	425,000	460,900
4.72%, 01/30/32 (a)(b)	375,000	366,067
2.36%, 07/29/32 (a)(b)	325,000	279,461
2.62%, 11/02/32 (a)(b)	200,000	175,632
6.70%, 11/29/32 (a)	150,000	160,233
5.27%, 05/10/33 (a)(b)	300,000	296,373
5.82%, 02/01/34 (a)(b)	350,000	353,913
6.38%, 06/08/34 (a)(b)	450,000	467,550
7.96%, 11/02/34 (a)(b)	275,000	310,593
6.05%, 02/01/35 (a)(b)	300,000	305,472
5.88%, 07/26/35 (a)(b)	200,000	201,538
6.18%, 01/30/36 (a)(b)	450,000	450,625
5.20%, 09/11/36 (a)(b)	360,000	343,238
5.40%, 01/30/37 (a)(b)	375,000	361,380
Capital One NA
4.65%, 09/13/28 (a)	250,000	249,963
2.70%, 02/06/30 (a)	250,000	232,040
Citibank NA
5.80%, 09/29/28 (a)	650,000	664,976
4.55%, 06/18/29 (a)(b)	500,000	498,095
4.84%, 08/06/29 (a)	500,000	502,020
4.91%, 05/29/30 (a)	750,000	750,952
4.85%, 06/18/32 (a)(b)	750,000	739,402
5.57%, 04/30/34 (a)	550,000	558,646
Citigroup, Inc.
4.45%, 09/29/27	880,000	878,284
6.63%, 01/15/28	100,000	102,737
4.13%, 07/25/28	600,000	592,824
3.52%, 10/27/28 (a)(b)	600,000	592,296
4.79%, 03/04/29 (a)(b)	600,000	600,126
4.08%, 04/23/29 (a)(b)	550,000	544,164
5.17%, 02/13/30 (a)(b)	750,000	753,847
3.98%, 03/20/30 (a)(b)	700,000	683,795
4.54%, 09/19/30 (a)(b)	850,000	838,839
2.98%, 11/05/30 (a)(b)	600,000	563,658
2.67%, 01/29/31 (a)(b)	600,000	554,322
4.41%, 03/31/31 (a)(b)	1,000,000	978,060
4.95%, 05/07/31 (a)(b)	400,000	397,600
2.57%, 06/03/31 (a)(b)	950,000	867,226
4.50%, 09/11/31 (a)(b)	800,000	780,800
2.56%, 05/01/32 (a)(b)	825,000	733,854
6.63%, 06/15/32	300,000	319,200
2.52%, 11/03/32 (a)(b)	500,000	437,760
3.06%, 01/25/33 (a)(b)	1,300,000	1,162,720
5.88%, 02/22/33	100,000	102,100
3.79%, 03/17/33 (a)(b)	825,000	765,088
4.91%, 05/24/33 (a)(b)	675,000	661,743
6.00%, 10/31/33 (a)	150,000	154,110
6.27%, 11/17/33 (a)(b)	750,000	786,547
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.17%, 05/25/34 (a)(b)	800,000	820,024
5.59%, 11/19/34 (a)(b)	350,000	351,841
5.83%, 02/13/35 (a)(b)	700,000	698,635
5.45%, 06/11/35 (a)(b)	700,000	697,956
6.02%, 01/24/36 (a)(b)	750,000	755,317
5.33%, 03/27/36 (a)(b)	600,000	590,844
6.13%, 08/25/36	100,000	101,608
5.17%, 09/11/36 (a)(b)	790,000	768,014
3.88%, 01/24/39 (a)(b)	200,000	168,786
8.13%, 07/15/39	545,000	661,532
5.41%, 09/19/39 (a)(b)	325,000	314,330
5.32%, 03/26/41 (a)(b)	300,000	286,911
5.88%, 01/30/42	205,000	204,756
2.90%, 11/03/42 (a)(b)	301,000	210,483
6.68%, 09/13/43	300,000	318,657
5.30%, 05/06/44 (a)	250,000	226,325
4.65%, 07/30/45 (a)	280,000	236,967
4.75%, 05/18/46 (a)	530,000	436,407
4.28%, 04/24/48 (a)(b)	150,000	119,496
4.65%, 07/23/48 (a)	300,000	249,975
5.61%, 03/04/56 (a)(b)	535,000	500,749
Citizens Bank NA
4.19%, 01/29/29 (a)(b)	250,000	247,763
Citizens Financial Group, Inc.
5.84%, 01/23/30 (a)(b)	250,000	254,528
2.50%, 02/06/30 (a)	250,000	229,483
3.25%, 04/30/30 (a)	150,000	140,814
5.25%, 03/05/31 (a)(b)	200,000	200,202
5.72%, 07/23/32 (a)(b)	400,000	404,944
2.64%, 09/30/32 (a)	100,000	84,884
6.65%, 04/25/35 (a)(b)	150,000	157,895
5.30%, 01/29/36 (a)(b)	100,000	97,661
5.64%, 05/21/37 (a)(b)	100,000	98,679
Commonwealth Bank of Australia
4.42%, 03/14/28 (a)	250,000	249,565
4.36%, 03/27/29 (a)	250,000	248,240
4.15%, 10/01/30 (a)	250,000	244,313
Cooperatieve Rabobank UA
4.88%, 01/21/28 (a)	250,000	251,220
4.35%, 06/09/28 (a)	250,000	249,218
3.96%, 10/17/28	250,000	246,948
4.49%, 10/17/29 (a)	250,000	248,575
4.16%, 01/14/31	250,000	243,450
5.12%, 06/09/36 (a)	250,000	243,320
5.25%, 05/24/41	500,000	479,130
5.75%, 12/01/43 (a)	250,000	240,685
5.25%, 08/04/45 (a)	250,000	223,085
Deutsche Bank AG
5.37%, 09/09/27	150,000	151,583
5.37%, 01/10/29 (a)(b)	450,000	453,019
6.72%, 01/18/29 (a)(b)	300,000	307,218
5.41%, 05/10/29 (a)	150,000	152,252
6.82%, 11/20/29 (a)(b)	400,000	415,352
5.00%, 09/11/30 (a)(b)	650,000	647,413
5.30%, 05/09/31 (a)(b)	300,000	299,673
5.88%, 07/08/31 (a)(b)	200,000	201,512
4.95%, 08/04/31 (a)(b)	600,000	591,036
3.55%, 09/18/31 (a)(b)	350,000	326,571
4.47%, 12/10/31 (a)(b)	200,000	194,700
3.73%, 01/14/32 (a)(b)	400,000	369,480
4.73%, 02/06/32 (a)(b)	200,000	194,380
5.06%, 04/14/32 (a)(b)	250,000	246,210
3.04%, 05/28/32 (a)(b)	150,000	134,888
4.88%, 12/01/32 (a)(b)	200,000	198,570
3.74%, 01/07/33 (a)(b)	400,000	362,568
7.08%, 02/10/34 (a)(b)	400,000	422,148
5.40%, 09/11/35 (a)(b)	250,000	244,790
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fifth Third Bancorp
3.95%, 03/14/28 (a)	150,000	148,317
6.36%, 10/27/28 (a)(b)	200,000	203,440
6.34%, 07/27/29 (a)(b)	400,000	411,044
5.98%, 01/30/30 (a)(b)	260,000	265,710
4.77%, 07/28/30 (a)(b)	350,000	347,561
4.90%, 09/06/30 (a)(b)	200,000	199,052
5.63%, 01/29/32 (a)(b)	200,000	202,624
4.57%, 04/29/32 (a)(b)	200,000	193,834
4.34%, 04/25/33 (a)(b)	100,000	94,755
5.14%, 01/29/37 (a)(b)	200,000	191,428
8.25%, 03/01/38	300,000	356,052
Fifth Third Bank NA
5.33%, 08/25/33 (a)(b)	400,000	393,104
First Citizens BancShares, Inc.
5.23%, 03/12/31 (a)(b)	100,000	98,594
4.87%, 03/03/32 (a)(b)	150,000	144,350
5.60%, 09/05/35 (a)(b)	210,000	204,351
6.25%, 03/12/40 (a)(b)	200,000	193,462
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	250,100
First Horizon Corp.
5.51%, 03/07/31 (a)(b)	150,000	150,126
First-Citizens Bank & Trust Co.
6.13%, 03/09/28 (a)	100,000	101,618
5.10%, 07/13/29 (a)(b)	250,000	249,525
FNB Corp.
5.72%, 12/11/30 (a)(b)	100,000	100,306
Fulton Financial Corp.
5.95%, 05/15/36 (a)(b)	75,000	74,382
Goldman Sachs Bank USA
4.66%, 06/03/29 (a)(b)	1,000,000	997,160
Goldman Sachs Capital I
6.35%, 02/15/34	250,000	256,595
Goldman Sachs Group, Inc.
4.15%, 01/21/29 (a)(b)	1,200,000	1,189,620
3.81%, 04/23/29 (a)(b)	650,000	639,756
4.22%, 05/01/29 (a)(b)	900,000	891,117
4.15%, 10/21/29 (a)(b)	650,000	639,990
6.48%, 10/24/29 (a)(b)	700,000	721,588
2.60%, 02/07/30 (a)	525,000	484,974
3.80%, 03/15/30 (a)	725,000	696,355
4.59%, 04/20/30 (a)(b)	750,000	742,012
5.73%, 04/25/30 (a)(b)	650,000	660,855
5.05%, 07/23/30 (a)(b)	650,000	649,870
4.69%, 10/23/30 (a)(b)	525,000	518,773
5.21%, 01/28/31 (a)(b)	550,000	550,583
5.22%, 04/23/31 (a)(b)	800,000	800,864
4.37%, 10/21/31 (a)(b)	800,000	773,904
4.52%, 01/21/32 (a)(b)	1,250,000	1,211,475
1.99%, 01/27/32 (a)(b)	650,000	566,533
2.62%, 04/22/32 (a)(b)	950,000	844,303
4.97%, 06/03/32 (a)(b)	700,000	689,689
2.38%, 07/21/32 (a)(b)	1,000,000	873,220
5.24%, 07/21/32 (a)(b)	950,000	945,221
2.65%, 10/21/32 (a)(b)	700,000	614,670
6.13%, 02/15/33	275,000	289,042
3.10%, 02/24/33 (a)(b)	1,000,000	893,220
5.09%, 04/20/34 (a)(b)	750,000	731,955
6.56%, 10/24/34 (a)(b)	350,000	371,220
5.85%, 04/25/35 (a)(b)	650,000	659,626
5.33%, 07/23/35 (a)(b)	750,000	736,762
5.02%, 10/23/35 (a)(b)	875,000	840,219
5.54%, 01/28/36 (a)(b)	750,000	743,265
6.45%, 05/01/36 (a)	150,000	156,344
4.94%, 10/21/36 (a)(b)	875,000	826,744
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.07%, 01/21/37 (a)(b)	1,150,000	1,092,350
5.43%, 06/03/37 (a)(b)	700,000	682,066
5.66%, 07/21/37 (a)(b)	950,000	941,212
6.75%, 10/01/37 (a)	1,450,000	1,531,229
4.02%, 10/31/38 (a)(b)	650,000	552,090
4.41%, 04/23/39 (a)(b)	400,000	349,368
6.25%, 02/01/41 (a)	650,000	668,473
5.39%, 02/02/41 (a)(b)	650,000	616,609
3.21%, 04/22/42 (a)(b)	550,000	397,639
2.91%, 07/21/42 (a)(b)	425,000	293,611
3.44%, 02/24/43 (a)(b)	475,000	348,536
4.80%, 07/08/44 (a)	475,000	406,305
5.15%, 05/22/45 (a)	575,000	504,171
4.75%, 10/21/45 (a)	450,000	378,679
5.56%, 11/19/45 (a)(b)	750,000	697,657
5.54%, 01/21/47 (a)(b)	750,000	691,342
5.73%, 01/28/56 (a)(b)	1,050,000	973,318
6.22%, 07/21/57 (a)(b)	800,000	791,984
HSBC Bank USA NA
5.88%, 11/01/34 (a)	250,000	254,850
5.63%, 08/15/35	250,000	249,965
7.00%, 01/15/39	250,000	274,273
HSBC Holdings PLC
2.01%, 09/22/28 (a)(b)	250,000	243,128
7.39%, 11/03/28 (a)(b)	350,000	360,591
5.13%, 11/19/28 (a)(b)	300,000	301,359
4.90%, 03/03/29 (a)(b)	400,000	400,680
6.16%, 03/09/29 (a)(b)	450,000	458,802
4.58%, 06/19/29 (a)(b)	800,000	796,936
2.21%, 08/17/29 (a)(b)	600,000	570,258
5.55%, 03/04/30 (a)(b)	450,000	455,512
4.40%, 03/10/30 (a)(b)	500,000	492,365
4.95%, 03/31/30 (a)	600,000	600,396
4.71%, 05/12/30 (a)(b)	500,000	495,165
3.97%, 05/22/30 (a)(b)	850,000	826,718
5.29%, 11/19/30 (a)(b)	600,000	602,412
5.13%, 03/03/31 (a)(b)	400,000	399,096
5.24%, 05/13/31 (a)(b)	600,000	600,774
2.85%, 06/04/31 (a)(b)	450,000	414,193
2.36%, 08/18/31 (a)(b)	450,000	404,361
4.62%, 11/06/31 (a)(b)	610,000	595,866
4.68%, 03/10/32 (a)(b)	500,000	487,160
5.73%, 05/17/32 (a)(b)	450,000	457,443
2.80%, 05/24/32 (a)(b)	700,000	626,381
5.24%, 08/14/32 (a)(b)	800,000	795,040
2.87%, 11/22/32 (a)(b)	350,000	309,932
4.76%, 03/29/33 (a)(b)	600,000	575,742
5.40%, 08/11/33 (a)(b)	650,000	648,505
8.11%, 11/03/33 (a)(b)	500,000	560,230
6.25%, 03/09/34 (a)(b)	600,000	623,988
5.21%, 05/12/34 (a)(b)	600,000	587,664
6.55%, 06/20/34 (a)(b)	500,000	520,355
7.40%, 11/13/34 (a)(b)	600,000	653,178
5.72%, 03/04/35 (a)(b)	400,000	402,028
5.87%, 11/18/35 (a)(b)	400,000	398,868
5.45%, 03/03/36 (a)(b)	600,000	589,980
6.50%, 05/02/36 (a)	500,000	524,999
5.79%, 05/13/36 (a)(b)	600,000	603,540
5.74%, 09/10/36 (a)(b)	270,000	265,777
5.13%, 11/06/36 (a)(b)	610,000	583,953
5.28%, 03/10/37 (a)(b)	700,000	673,309
5.73%, 08/14/37 (a)(b)	850,000	842,452
6.50%, 09/15/37 (a)	605,000	630,539
6.80%, 06/01/38	200,000	215,184
6.80%, 06/01/38 (a)	200,000	211,172
6.10%, 01/14/42 (a)	200,000	204,886
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.33%, 03/09/44 (a)(b)	700,000	717,962
5.25%, 03/14/44 (a)	400,000	364,684
HSBC USA, Inc.
4.65%, 06/03/28	200,000	200,030
Huntington Bancshares, Inc.
6.21%, 08/21/29 (a)(b)	250,000	255,958
2.55%, 02/04/30 (a)	150,000	137,804
5.27%, 01/15/31 (a)(b)	400,000	400,764
4.62%, 01/28/32 (a)(b)	200,000	194,404
5.02%, 05/17/33 (a)(b)	100,000	97,996
5.71%, 02/02/35 (a)(b)	325,000	325,640
2.49%, 08/15/36 (a)(b)	150,000	128,094
6.14%, 11/18/39 (a)(b)	200,000	200,140
5.61%, 01/28/41 (a)(b)	200,000	191,616
Huntington National Bank
5.65%, 01/10/30 (a)	250,000	254,768
ING Groep NV
4.55%, 10/02/28 (a)	300,000	298,890
4.86%, 03/25/29 (a)(b)	200,000	200,232
4.05%, 04/09/29 (a)	200,000	195,936
5.34%, 03/19/30 (a)(b)	400,000	403,924
5.07%, 03/25/31 (a)(b)	200,000	199,708
4.80%, 03/23/32 (a)(b)	400,000	392,592
2.73%, 04/01/32 (a)(b)	200,000	179,902
4.25%, 03/28/33 (a)(b)	200,000	190,528
6.11%, 09/11/34 (a)(b)	600,000	623,178
5.55%, 03/19/35 (a)(b)	400,000	400,336
5.53%, 03/25/36 (a)(b)	200,000	198,666
5.42%, 03/23/37 (a)(b)	400,000	390,824
JPMorgan Chase & Co.
4.25%, 10/01/27 (a)	400,000	399,276
3.63%, 12/01/27 (a)	325,000	321,597
4.51%, 10/22/28 (a)(b)	550,000	549,367
3.51%, 01/23/29 (a)(b)	550,000	541,403
4.92%, 01/24/29 (a)(b)	400,000	401,612
4.01%, 04/23/29 (a)(b)	600,000	593,190
2.07%, 06/01/29 (a)(b)	500,000	477,460
4.20%, 07/23/29 (a)(b)	650,000	643,558
5.30%, 07/24/29 (a)(b)	600,000	605,778
6.09%, 10/23/29 (a)(b)	600,000	615,498
4.45%, 12/05/29 (a)(b)	650,000	644,969
5.01%, 01/23/30 (a)(b)	725,000	727,284
5.58%, 04/22/30 (a)(b)	800,000	812,528
4.41%, 04/23/30 (a)(b)	700,000	690,753
3.70%, 05/06/30 (a)(b)	650,000	630,181
4.57%, 06/14/30 (a)(b)	525,000	520,133
5.00%, 07/22/30 (a)(b)	800,000	800,800
4.86%, 07/23/30 (a)(b)	650,000	648,134
8.75%, 09/01/30 (a)	150,000	170,597
2.74%, 10/15/30 (a)(b)	1,150,000	1,076,285
4.60%, 10/22/30 (a)(b)	650,000	643,051
5.14%, 01/24/31 (a)(b)	500,000	501,695
4.49%, 03/24/31 (a)(b)	850,000	836,170
2.52%, 04/22/31 (a)(b)	800,000	734,256
5.10%, 04/22/31 (a)(b)	650,000	651,111
2.96%, 05/13/31 (a)(b)	950,000	880,536
4.26%, 10/22/31 (a)(b)	350,000	338,951
1.76%, 11/19/31 (a)(b)	350,000	305,858
4.35%, 01/22/32 (a)(b)	675,000	653,670
1.95%, 02/04/32 (a)(b)	850,000	743,240
2.58%, 04/22/32 (a)(b)	975,000	870,850
4.62%, 04/23/32 (a)(b)	750,000	733,185
5.04%, 07/23/32 (a)(b)	800,000	795,192
2.55%, 11/08/32 (a)(b)	875,000	769,326
2.96%, 01/25/33 (a)(b)	900,000	804,006
4.59%, 04/26/33 (a)(b)	650,000	629,707
4.91%, 07/25/33 (a)(b)	1,075,000	1,056,908
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.72%, 09/14/33 (a)(b)	950,000	963,328
5.35%, 06/01/34 (a)(b)	1,250,000	1,251,162
6.25%, 10/23/34 (a)(b)	850,000	892,959
5.34%, 01/23/35 (a)(b)	850,000	845,937
5.77%, 04/22/35 (a)(b)	850,000	867,093
5.29%, 07/22/35 (a)(b)	950,000	940,310
4.95%, 10/22/35 (a)(b)	850,000	822,672
5.50%, 01/24/36 (a)(b)	750,000	749,850
5.57%, 04/22/36 (a)(b)	950,000	953,296
5.58%, 07/23/36 (a)(b)	920,000	912,778
4.81%, 10/22/36 (a)(b)	825,000	782,257
4.90%, 01/22/37 (a)(b)	700,000	665,868
5.19%, 02/05/37 (a)(b)	800,000	767,048
5.15%, 04/23/37 (a)(b)	1,000,000	967,860
6.40%, 05/15/38	650,000	694,668
3.88%, 07/24/38 (a)(b)	725,000	623,413
5.50%, 10/15/40 (a)	330,000	324,476
3.11%, 04/22/41 (a)(b)	425,000	318,495
5.60%, 07/15/41 (a)	450,000	442,624
5.80%, 07/23/41 (a)(b)	800,000	791,000
2.53%, 11/19/41 (a)(b)	425,000	289,089
5.40%, 01/06/42 (a)	350,000	337,295
3.16%, 04/22/42 (a)(b)	525,000	386,127
5.63%, 08/16/43 (a)	375,000	365,040
4.85%, 02/01/44 (a)	300,000	266,421
4.95%, 06/01/45 (a)	475,000	418,522
5.53%, 11/29/45 (a)(b)	725,000	691,505
4.26%, 02/22/48 (a)(b)	525,000	416,929
4.03%, 07/24/48 (a)(b)	325,000	248,882
3.96%, 11/15/48 (a)(b)	950,000	717,079
3.90%, 01/23/49 (a)(b)	475,000	354,592
3.11%, 04/22/51 (a)(b)	600,000	381,840
3.33%, 04/22/52 (a)(b)	1,000,000	659,700
Keybank National Association
5.85%, 11/15/27 (a)	250,000	253,255
4.39%, 12/14/27	250,000	249,363
4.90%, 08/08/32 (a)	250,000	241,118
5.00%, 01/26/33 (a)	250,000	243,083
KeyCorp
4.10%, 04/30/28 (a)	200,000	197,938
2.55%, 10/01/29	250,000	232,845
5.12%, 04/04/31 (a)(b)	275,000	274,709
4.79%, 06/01/33 (a)(b)	100,000	96,433
6.40%, 03/06/35 (a)(b)	300,000	312,138
5.31%, 01/28/37 (a)(b)	100,000	96,049
Lloyds Banking Group PLC
4.38%, 03/22/28 (a)	500,000	497,950
4.55%, 08/16/28 (a)	400,000	398,700
3.57%, 11/07/28 (a)(b)	400,000	395,004
5.09%, 11/26/28 (a)(b)	400,000	401,824
5.87%, 03/06/29 (a)(b)	500,000	508,245
4.82%, 06/13/29 (a)(b)	230,000	230,115
4.24%, 02/10/30 (a)(b)	450,000	442,287
5.72%, 06/05/30 (a)(b)	300,000	305,211
4.43%, 11/04/31 (a)(b)	400,000	388,640
5.20%, 08/17/32 (a)(b)	300,000	299,040
4.98%, 08/11/33 (a)(b)	400,000	392,216
7.95%, 11/15/33 (a)(b)	200,000	222,220
5.68%, 01/05/35 (a)(b)	450,000	453,924
5.59%, 11/26/35 (a)(b)	200,000	199,944
6.07%, 06/13/36 (a)(b)	430,000	431,643
4.94%, 11/04/36 (a)(b)	400,000	378,716
5.70%, 08/17/37 (a)(b)	300,000	297,468
5.30%, 12/01/45 (a)	200,000	179,908
3.37%, 12/14/46 (a)(b)	400,000	283,508
5.67%, 02/10/47 (a)(b)	200,000	189,292
4.34%, 01/09/48 (a)	300,000	236,280
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
M&T Bank Corp.
4.83%, 01/16/29 (a)(b)	100,000	100,104
7.41%, 10/30/29 (a)(b)	200,000	209,954
5.18%, 07/08/31 (a)(b)	140,000	139,870
6.08%, 03/13/32 (a)(b)	200,000	206,106
5.05%, 01/27/34 (a)(b)	250,000	243,203
5.40%, 07/30/35 (a)(b)	220,000	218,119
5.39%, 01/16/36 (a)(b)	325,000	316,735
5.30%, 04/18/36 (a)(b)	125,000	122,485
Manufacturers & Traders Trust Co.
4.70%, 01/27/28 (a)	250,000	250,023
4.55%, 04/18/30 (a)(b)	250,000	246,968
Mitsubishi UFJ Financial Group, Inc.
3.96%, 03/02/28 (a)	600,000	594,756
4.05%, 09/11/28 (a)	250,000	246,890
5.35%, 09/13/28 (a)(b)	400,000	402,740
5.42%, 02/22/29 (a)(b)	200,000	201,840
3.74%, 03/07/29 (a)	450,000	439,551
5.24%, 04/19/29 (a)(b)	200,000	201,310
3.20%, 07/18/29	400,000	381,976
2.56%, 02/25/30 (a)	400,000	368,700
5.26%, 04/17/30 (a)(b)	200,000	201,490
4.59%, 04/18/30 (a)(b)	250,000	247,820
2.05%, 07/17/30 (a)	250,000	223,790
4.98%, 07/24/30 (a)(b)	200,000	199,888
5.20%, 01/16/31 (a)(b)	200,000	200,476
5.48%, 02/22/31 (a)(b)	200,000	202,106
5.16%, 04/24/31 (a)(b)	200,000	200,064
4.53%, 09/12/31 (a)(b)	200,000	195,190
4.51%, 01/14/32 (a)(b)	200,000	194,376
4.85%, 04/21/32 (a)(b)	325,000	318,994
2.31%, 07/20/32 (a)(b)	600,000	523,686
5.19%, 07/23/32 (a)(b)	200,000	199,034
2.49%, 10/13/32 (a)(b)	200,000	174,974
2.85%, 01/19/33 (a)(b)	200,000	176,872
4.32%, 04/19/33 (a)(b)	200,000	190,022
5.13%, 07/20/33 (a)(b)	300,000	296,571
5.47%, 09/13/33 (a)(b)	200,000	200,994
5.44%, 02/22/34 (a)(b)	400,000	400,860
5.41%, 04/19/34 (a)(b)	200,000	200,258
5.43%, 04/17/35 (a)(b)	500,000	496,730
5.57%, 01/16/36 (a)(b)	200,000	199,838
5.62%, 04/24/36 (a)(b)	500,000	500,505
5.19%, 09/12/36 (a)(b)	200,000	193,896
5.06%, 01/14/37 (a)(b)	550,000	525,921
5.33%, 04/21/37 (a)(b)	400,000	389,384
4.29%, 07/26/38	100,000	90,690
4.15%, 03/07/39 (a)	100,000	87,742
3.75%, 07/18/39 (a)	400,000	330,188
5.87%, 04/21/47 (a)(b)	300,000	292,305
6.05%, 07/24/47 (a)(b)	200,000	198,880
Mizuho Financial Group, Inc.
3.17%, 09/11/27 (a)	300,000	295,995
4.02%, 03/05/28 (a)	400,000	396,448
5.41%, 09/13/28 (a)(b)	200,000	201,506
5.67%, 05/27/29 (a)(b)	200,000	202,890
5.78%, 07/06/29 (a)(b)	300,000	305,166
4.25%, 09/11/29 (a)(b)	200,000	197,864
3.26%, 05/22/30 (a)(b)	200,000	191,554
5.38%, 05/26/30 (a)(b)	200,000	202,092
5.38%, 07/10/30 (a)(b)	400,000	404,004
4.78%, 07/13/30 (a)(b)	400,000	397,160
3.15%, 07/16/30 (a)(b)	200,000	190,164
2.87%, 09/13/30 (a)(b)	200,000	187,986
5.10%, 05/13/31 (a)(b)	200,000	199,596
2.59%, 05/25/31 (a)(b)	200,000	182,626
5.74%, 05/27/31 (a)(b)	200,000	203,816
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.71%, 07/08/31 (a)(b)	400,000	394,032
2.20%, 07/10/31 (a)(b)	250,000	224,190
1.98%, 09/08/31 (a)(b)	250,000	221,130
2.56%, 09/13/31 (a)	200,000	175,072
4.44%, 05/12/32 (a)(b)	200,000	193,224
2.17%, 05/22/32 (a)(b)	200,000	174,354
2.26%, 07/09/32 (a)(b)	200,000	174,414
4.97%, 07/13/32 (a)(b)	300,000	295,959
5.67%, 09/13/33 (a)(b)	200,000	203,246
5.75%, 05/27/34 (a)(b)	200,000	203,472
5.75%, 07/06/34 (a)(b)	200,000	203,306
5.58%, 05/26/35 (a)(b)	200,000	200,370
5.59%, 07/10/35 (a)(b)	200,000	200,370
5.42%, 05/13/36 (a)(b)	200,000	197,424
5.32%, 07/08/36 (a)(b)	200,000	195,894
5.05%, 05/12/37 (a)(b)	200,000	190,614
5.34%, 07/13/37 (a)(b)	250,000	242,603
5.82%, 07/13/47 (a)(b)	250,000	239,890
Morgan Stanley
3.59%, 07/22/28 (a)(b)	750,000	742,552
6.30%, 10/18/28 (a)(b)	600,000	611,124
3.77%, 01/24/29 (a)(b)	1,000,000	987,520
5.12%, 02/01/29 (a)(b)	600,000	603,318
4.99%, 04/12/29 (a)(b)	500,000	501,740
5.16%, 04/20/29 (a)(b)	700,000	704,459
4.87%, 07/12/29 (a)(b)	650,000	650,182
5.45%, 07/20/29 (a)(b)	600,000	606,576
4.13%, 10/18/29 (a)(b)	575,000	566,082
6.41%, 11/01/29 (a)(b)	500,000	515,290
4.24%, 01/09/30 (a)(b)	650,000	639,379
5.17%, 01/16/30 (a)(b)	600,000	602,802
4.43%, 01/23/30 (a)(b)	775,000	765,824
4.56%, 04/10/30 (a)(b)	650,000	642,765
5.66%, 04/18/30 (a)(b)	800,000	812,360
5.04%, 07/19/30 (a)(b)	600,000	600,954
4.65%, 10/18/30 (a)(b)	750,000	741,502
5.23%, 01/15/31 (a)(b)	600,000	602,424
2.70%, 01/22/31 (a)(b)	850,000	785,927
3.62%, 04/01/31 (a)(b)	800,000	761,080
5.19%, 04/17/31 (a)(b)	650,000	651,280
4.36%, 10/22/31 (a)(b)	600,000	580,524
4.49%, 01/16/32 (a)(b)	800,000	775,736
1.79%, 02/13/32 (a)(b)	700,000	604,107
4.71%, 03/12/32 (a)(b)	900,000	878,733
7.25%, 04/01/32	280,000	310,685
4.81%, 04/16/32 (a)(b)	850,000	832,558
1.93%, 04/28/32 (a)(b)	650,000	560,397
5.17%, 07/14/32 (a)(b)	750,000	744,600
2.24%, 07/21/32 (a)(b)	850,000	737,910
2.51%, 10/20/32 (a)(b)	650,000	568,925
2.94%, 01/21/33 (a)(b)	600,000	532,290
4.89%, 07/20/33 (a)(b)	500,000	488,770
6.34%, 10/18/33 (a)(b)	750,000	785,895
5.25%, 04/21/34 (a)(b)	850,000	840,335
5.42%, 07/21/34 (a)(b)	675,000	672,232
6.63%, 11/01/34 (a)(b)	550,000	585,832
5.47%, 01/18/35 (a)(b)	650,000	646,990
5.83%, 04/19/35 (a)(b)	775,000	788,322
5.32%, 07/19/35 (a)(b)	1,000,000	984,670
5.59%, 01/18/36 (a)(b)	750,000	749,070
5.66%, 04/17/36 (a)(b)	750,000	752,407
2.48%, 09/16/36 (a)(b)	1,025,000	879,716
4.89%, 10/22/36 (a)(b)	725,000	685,777
5.07%, 01/30/37 (a)(b)	1,250,000	1,191,675
5.30%, 04/10/37 (a)(b)	1,000,000	968,440
5.30%, 04/20/37 (a)(b)	550,000	539,165
5.61%, 07/17/37 (a)(b)	800,000	792,256
5.95%, 01/19/38 (a)(b)	500,000	506,175
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.97%, 07/22/38 (a)(b)	500,000	424,675
5.94%, 02/07/39 (a)(b)	350,000	351,652
4.46%, 04/22/39 (a)(b)	300,000	267,354
5.31%, 01/18/41 (a)(b)	400,000	379,528
3.22%, 04/22/42 (a)(b)	600,000	441,588
6.38%, 07/24/42	475,000	498,299
4.30%, 01/27/45 (a)	680,000	551,521
4.38%, 01/22/47 (a)	600,000	482,430
5.90%, 03/13/47 (a)(b)	650,000	633,561
5.60%, 03/24/51 (a)(b)	550,000	515,086
2.80%, 01/25/52 (a)(b)	550,000	323,538
5.52%, 11/19/55 (a)(b)	750,000	687,427
Morgan Stanley Bank NA
5.02%, 01/12/29 (a)(b)	650,000	652,678
4.79%, 05/10/30 (a)(b)	750,000	746,407
Morgan Stanley Private Bank NA
4.20%, 11/17/28 (a)(b)	680,000	676,131
4.21%, 02/08/30 (a)(b)	725,000	712,740
4.73%, 07/18/31 (a)(b)	840,000	827,728
4.47%, 11/19/31 (a)(b)	1,050,000	1,021,419
National Australia Bank Ltd.
4.50%, 10/26/27 (a)	750,000	750,277
4.94%, 01/12/28	250,000	251,505
4.31%, 06/13/28 (a)	250,000	248,963
4.90%, 06/13/28	250,000	251,520
4.79%, 01/10/29	250,000	251,118
4.43%, 06/04/29	325,000	323,105
4.53%, 06/13/30	250,000	248,135
National Bank of Canada
5.60%, 12/18/28 (a)	250,000	254,715
4.17%, 01/20/29 (a)(b)	250,000	247,933
4.50%, 10/10/29	500,000	494,935
4.93%, 06/04/32 (a)(b)	250,000	245,883
NatWest Group PLC
5.52%, 09/30/28 (a)(b)	200,000	201,838
4.89%, 05/18/29 (a)(b)	600,000	600,936
5.81%, 09/13/29 (a)(b)	200,000	203,736
5.08%, 01/27/30 (a)(b)	400,000	401,064
4.45%, 05/08/30 (a)(b)	600,000	591,228
4.96%, 08/15/30 (a)(b)	250,000	249,768
5.12%, 05/23/31 (a)(b)	200,000	199,616
4.98%, 06/18/32 (a)(b)	325,000	320,570
6.02%, 03/02/34 (a)(b)	200,000	206,374
6.48%, 06/01/34 (a)(b)	200,000	205,188
5.78%, 03/01/35 (a)(b)	600,000	608,256
3.03%, 11/28/35 (a)(b)	250,000	227,963
5.91%, 03/03/47 (a)(b)	200,000	189,184
Northern Trust Corp.
3.65%, 08/03/28 (a)	100,000	98,444
3.15%, 05/03/29 (a)	100,000	96,239
1.95%, 05/01/30 (a)	300,000	270,945
4.15%, 11/19/30 (a)	90,000	87,638
6.13%, 11/02/32 (a)	300,000	314,901
5.12%, 11/19/40 (a)(b)	140,000	133,475
Pinnacle Bank/Nashville TN
5.63%, 02/15/28 (a)	250,000	252,155
5.96%, 01/15/36 (a)(b)	250,000	245,335
Pinnacle Financial Partners, Inc.
6.17%, 11/01/30 (a)(b)	75,000	76,223
5.60%, 05/19/32 (a)(b)	200,000	197,796
PNC Bank NA
3.10%, 10/25/27 (a)	250,000	246,250
3.25%, 01/22/28 (a)	250,000	245,775
4.05%, 07/26/28 (a)	500,000	494,165
2.70%, 10/22/29 (a)	250,000	234,063
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PNC Financial Services Group, Inc.
5.35%, 12/02/28 (a)(b)	250,000	252,260
4.08%, 01/26/29 (a)(b)	250,000	248,165
3.45%, 04/23/29 (a)	350,000	339,052
5.58%, 06/12/29 (a)(b)	625,000	634,212
4.62%, 10/26/29 (a)(b)	350,000	348,908
2.55%, 01/22/30 (a)	475,000	439,441
5.49%, 05/14/30 (a)(b)	425,000	430,963
4.83%, 07/19/30 (a)(b)	250,000	249,225
5.22%, 01/29/31 (a)(b)	300,000	301,788
4.90%, 05/13/31 (a)(b)	325,000	323,203
2.31%, 04/23/32 (a)(b)	200,000	176,602
4.81%, 10/21/32 (a)(b)	350,000	343,739
4.63%, 06/06/33 (a)(b)	275,000	263,093
6.04%, 10/28/33 (a)(b)	400,000	413,492
5.07%, 01/24/34 (a)(b)	400,000	393,192
5.94%, 08/18/34 (a)(b)	250,000	257,733
6.88%, 10/20/34 (a)(b)	550,000	595,914
5.68%, 01/22/35 (a)(b)	400,000	404,264
5.40%, 07/23/35 (a)(b)	400,000	396,680
5.58%, 01/29/36 (a)(b)	525,000	525,441
5.37%, 07/21/36 (a)(b)	370,000	364,983
5.46%, 07/21/37 (a)(b)	250,000	246,325
5.42%, 01/25/41 (a)(b)	525,000	502,152
Regions Bank
4.76%, 07/27/29 (a)(b)	250,000	249,095
6.45%, 06/26/37	250,000	259,410
Regions Financial Corp.
1.80%, 08/12/28 (a)	250,000	236,198
5.72%, 06/06/30 (a)(b)	250,000	254,258
5.50%, 09/06/35 (a)(b)	200,000	197,074
7.38%, 12/10/37	100,000	111,280
Royal Bank of Canada
6.00%, 11/01/27 (a)	250,000	254,465
4.90%, 01/12/28	150,000	150,779
5.20%, 08/01/28	200,000	202,298
4.52%, 10/18/28 (a)(b)	275,000	274,673
4.00%, 11/03/28 (a)(b)	150,000	148,890
4.97%, 01/24/29 (a)(b)	650,000	652,151
4.95%, 02/01/29 (a)	200,000	201,214
4.65%, 07/10/29 (a)(b)	250,000	249,415
4.50%, 08/06/29 (a)(b)	375,000	372,949
4.40%, 04/17/30 (a)(b)	400,000	394,600
4.97%, 08/02/30 (a)(b)	300,000	300,303
4.65%, 10/18/30 (a)(b)	500,000	494,885
5.15%, 02/04/31 (a)(b)	450,000	451,413
4.97%, 05/02/31 (a)(b)	275,000	274,307
4.70%, 08/06/31 (a)(b)	325,000	320,213
2.30%, 11/03/31 (a)	400,000	351,720
4.31%, 11/03/31 (a)(b)	200,000	193,984
4.61%, 05/03/32 (a)(b)	400,000	391,384
3.88%, 05/04/32 (a)	325,000	305,484
4.95%, 08/05/32 (a)(b)	250,000	247,323
5.00%, 02/01/33	450,000	445,725
5.00%, 05/02/33 (a)	300,000	297,012
5.15%, 02/01/34 (a)	350,000	350,259
Santander Holdings USA, Inc.
6.50%, 03/09/29 (a)(b)	350,000	357,528
5.47%, 03/20/29 (a)(b)	250,000	251,628
6.57%, 06/12/29 (a)(b)	100,000	102,480
6.17%, 01/09/30 (a)(b)	300,000	306,675
5.04%, 06/05/30 (a)(b)	250,000	248,440
5.35%, 09/06/30 (a)(b)	300,000	300,555
5.74%, 03/20/31 (a)(b)	150,000	151,995
7.66%, 11/09/31 (a)(b)	100,000	108,161
5.22%, 06/05/32 (a)(b)	200,000	197,182
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.34%, 05/31/35 (a)(b)	150,000	154,982
5.70%, 06/05/37 (a)(b)	200,000	195,046
Santander U.K. Group Holdings PLC
3.82%, 11/03/28 (a)(b)	250,000	247,145
6.53%, 01/10/29 (a)(b)	400,000	408,360
4.32%, 09/22/29 (a)(b)	440,000	434,289
4.86%, 09/11/30 (a)(b)	200,000	198,014
5.69%, 04/15/31 (a)(b)	400,000	405,092
2.90%, 03/15/32 (a)(b)	200,000	179,672
5.14%, 09/22/36 (a)(b)	200,000	189,666
Simmons First National Corp.
6.25%, 10/01/35 (a)(b)	60,000	60,031
Southstate Bank Corp.
7.00%, 06/13/35 (a)(b)	70,000	72,266
State Street Bank & Trust Co.
4.70%, 07/23/29 (a)	250,000	250,580
4.78%, 11/23/29 (a)	250,000	250,568
5.22%, 07/23/34 (a)	250,000	249,278
State Street Corp.
4.33%, 10/22/27 (a)	350,000	349,723
4.54%, 02/28/28 (a)	250,000	250,320
5.82%, 11/04/28 (a)(b)	100,000	101,417
4.53%, 02/20/29 (a)(b)	275,000	274,753
5.68%, 11/21/29 (a)(b)	250,000	255,038
4.14%, 12/03/29 (a)(b)	275,000	271,466
2.40%, 01/24/30 (a)	200,000	185,938
4.73%, 02/28/30 (a)	125,000	124,696
4.83%, 04/24/30 (a)	200,000	200,298
2.20%, 03/03/31	200,000	176,852
3.15%, 03/30/31 (a)(b)	100,000	94,400
4.56%, 04/23/32 (a)(b)	200,000	195,582
4.68%, 10/22/32 (a)(b)	150,000	147,071
2.62%, 02/07/33 (a)(b)	275,000	242,319
4.42%, 05/13/33 (a)(b)	100,000	96,339
4.16%, 08/04/33 (a)(b)	300,000	284,088
4.82%, 01/26/34 (a)(b)	300,000	293,310
5.16%, 05/18/34 (a)(b)	200,000	198,918
3.03%, 11/01/34 (a)(b)	100,000	93,717
6.12%, 11/21/34 (a)(b)	100,000	103,809
5.15%, 02/28/36 (a)(b)	150,000	147,089
4.78%, 10/23/36 (a)(b)	275,000	260,953
5.09%, 04/24/37 (a)(b)	175,000	169,395
Sumitomo Mitsui Financial Group, Inc.
3.35%, 10/18/27 (a)	250,000	246,698
5.52%, 01/13/28 (a)	250,000	252,988
3.54%, 01/17/28 (a)	700,000	689,878
5.80%, 07/13/28	200,000	203,806
3.94%, 07/19/28 (a)	250,000	246,815
5.72%, 09/14/28	200,000	203,486
1.90%, 09/17/28 (a)	700,000	660,961
4.31%, 10/16/28 (a)	100,000	99,098
2.47%, 01/14/29 (a)	200,000	189,572
4.11%, 01/15/29 (a)	200,000	196,740
5.32%, 07/09/29 (a)	200,000	202,324
3.04%, 07/16/29 (a)	700,000	665,364
2.72%, 09/27/29 (a)	200,000	187,346
5.71%, 01/13/30 (a)	200,000	203,988
2.75%, 01/15/30	200,000	185,868
5.24%, 04/15/30 (a)	200,000	201,030
2.13%, 07/08/30 (a)	300,000	269,115
5.85%, 07/13/30	200,000	205,260
2.14%, 09/23/30 (a)	150,000	133,649
1.71%, 01/12/31 (a)	200,000	173,422
4.66%, 07/08/31 (a)(b)	200,000	196,566
5.42%, 07/09/31 (a)	200,000	201,942
2.22%, 09/17/31	200,000	173,626
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.49%, 01/15/32 (a)(b)	200,000	194,112
5.45%, 01/15/32 (a)	200,000	201,526
4.93%, 07/07/32 (a)(b)	450,000	443,542
5.77%, 01/13/33 (a)	250,000	255,435
4.95%, 07/08/33 (a)(b)	200,000	195,682
5.78%, 07/13/33	200,000	204,124
5.81%, 09/14/33 (a)	200,000	204,720
5.14%, 07/07/34 (a)(b)	200,000	195,772
5.56%, 07/09/34 (a)	250,000	251,208
5.63%, 01/15/35 (a)	200,000	201,436
5.25%, 07/08/36 (a)(b)	200,000	195,148
5.05%, 01/15/37 (a)(b)	200,000	191,302
5.30%, 07/07/37 (a)(b)	200,000	194,098
2.30%, 01/12/41 (a)	200,000	133,178
5.33%, 03/03/41 (a)(b)	300,000	285,255
2.93%, 09/17/41	150,000	105,126
3.05%, 01/14/42 (a)	200,000	145,446
6.18%, 07/13/43 (a)	200,000	204,428
5.84%, 07/09/44	200,000	193,688
5.80%, 07/08/46 (a)(b)	305,000	291,110
5.57%, 01/15/47 (a)(b)	600,000	565,056
5.75%, 07/07/47 (a)(b)	200,000	191,644
Synchrony Financial
3.95%, 12/01/27 (a)	325,000	321,448
5.15%, 03/19/29 (a)	150,000	149,658
5.02%, 07/29/29 (a)(b)	90,000	89,737
5.94%, 08/02/30 (a)(b)	250,000	253,698
5.45%, 10/15/30 (a)(b)	150,000	149,985
5.45%, 03/06/31 (a)(b)	175,000	174,484
2.88%, 10/28/31 (a)	250,000	219,578
4.95%, 02/25/32 (a)(b)	150,000	145,311
6.00%, 07/29/36 (a)(b)	290,000	285,731
6.28%, 07/31/37 (a)(b)	150,000	149,319
Texas Capital Bancshares, Inc.
5.30%, 02/27/32 (a)(b)	100,000	97,815
Toronto-Dominion Bank
4.69%, 09/15/27 (a)	400,000	401,036
5.16%, 01/10/28	375,000	377,524
3.91%, 01/13/28 (a)	200,000	198,048
4.86%, 01/31/28 (a)	375,000	376,076
4.57%, 06/02/28 (a)	200,000	199,578
5.52%, 07/17/28 (a)	350,000	355,386
4.11%, 10/13/28 (a)	250,000	246,900
4.99%, 04/05/29	200,000	201,012
4.36%, 04/23/29 (a)	325,000	321,191
4.85%, 07/27/29 (a)	350,000	349,909
4.78%, 12/17/29	325,000	324,643
4.81%, 06/03/30 (a)	375,000	373,129
4.41%, 01/13/31 (a)	200,000	195,742
2.00%, 09/10/31 (a)	150,000	130,961
2.45%, 01/12/32 (a)	275,000	240,606
5.30%, 01/30/32 (a)	150,000	151,071
3.20%, 03/10/32 (a)	400,000	362,816
4.46%, 06/08/32	525,000	507,706
4.87%, 04/22/33 (a)	325,000	316,797
5.15%, 09/10/34 (a)(b)	200,000	199,180
4.93%, 10/15/35 (a)	325,000	311,552
Truist Bank
4.14%, 01/27/29 (a)(b)	500,000	495,760
4.14%, 10/23/29 (a)(b)	250,000	246,370
2.25%, 03/11/30 (a)	500,000	453,935
Truist Financial Corp.
4.87%, 01/26/29 (a)(b)	375,000	375,435
3.88%, 03/19/29 (a)	225,000	219,587
1.89%, 06/07/29 (a)(b)	250,000	237,405
7.16%, 10/30/29 (a)(b)	475,000	496,432
5.44%, 01/24/30 (a)(b)	350,000	353,706
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.95%, 06/05/30 (a)	250,000	224,318
4.96%, 07/23/30 (a)(b)	350,000	348,995
5.07%, 05/20/31 (a)(b)	325,000	324,246
4.60%, 01/27/32 (a)(b)	300,000	292,164
4.68%, 04/23/32 (a)(b)	250,000	243,828
5.15%, 08/05/32 (a)(b)	200,000	198,384
4.92%, 07/28/33 (a)(b)	200,000	192,940
6.12%, 10/28/33 (a)(b)	275,000	284,906
5.12%, 01/26/34 (a)(b)	350,000	343,469
5.87%, 06/08/34 (a)(b)	475,000	483,531
5.71%, 01/24/35 (a)(b)	525,000	528,512
4.96%, 10/23/36 (a)(b)	325,000	308,126
5.28%, 04/23/37 (a)(b)	250,000	241,533
U.S. Bancorp
3.90%, 04/26/28 (a)	150,000	148,392
4.65%, 02/01/29 (a)(b)	600,000	599,436
5.78%, 06/12/29 (a)(b)	400,000	406,932
3.00%, 07/30/29 (a)	275,000	261,415
5.38%, 01/23/30 (a)(b)	500,000	505,740
1.38%, 07/22/30 (a)	250,000	218,723
5.10%, 07/23/30 (a)(b)	300,000	301,611
4.86%, 07/27/30 (a)(b)	250,000	249,345
5.05%, 02/12/31 (a)(b)	300,000	299,772
5.08%, 05/15/31 (a)(b)	325,000	325,010
4.48%, 01/26/32 (a)(b)	325,000	316,492
2.68%, 01/27/33 (a)(b)	300,000	264,120
4.97%, 07/22/33 (a)(b)	350,000	341,061
5.85%, 10/21/33 (a)(b)	375,000	384,600
4.84%, 02/01/34 (a)(b)	500,000	484,890
5.84%, 06/12/34 (a)(b)	450,000	460,336
5.68%, 01/23/35 (a)(b)	500,000	505,695
5.42%, 02/12/36 (a)(b)	300,000	298,515
2.49%, 11/03/36 (a)(b)	425,000	366,227
5.03%, 01/26/37 (a)(b)	250,000	240,255
5.47%, 07/27/37 (a)(b)	250,000	247,423
5.72%, 05/20/41 (a)(b)	475,000	463,305
U.S. Bank NA
4.54%, 05/20/29 (a)(b)	350,000	348,691
UBS AG
7.50%, 02/15/28 (a)	400,000	416,764
5.65%, 09/11/28 (a)	450,000	458,923
4.30%, 03/16/29 (a)(b)	300,000	298,284
4.68%, 11/29/30 (a)(b)	300,000	297,369
4.63%, 02/16/32 (a)(b)	300,000	294,084
5.05%, 08/07/32 (a)(b)	400,000	397,048
4.50%, 06/26/48 (a)	400,000	333,580
UBS Americas, Inc.
7.13%, 07/15/32 (a)	150,000	164,636
UBS Group AG
4.88%, 05/15/45 (a)	500,000	434,665
Valley National Bancorp
6.22%, 06/01/36 (a)(b)	125,000	123,369
Wachovia Corp.
5.50%, 08/01/35 (a)	230,000	226,840
Webster Financial Corp.
4.10%, 03/25/29 (a)	50,000	48,810
5.78%, 09/11/35 (a)(b)	60,000	60,094
Wells Fargo & Co.
4.15%, 01/24/29 (a)	750,000	740,355
4.97%, 04/23/29 (a)(b)	600,000	602,082
4.58%, 05/20/29 (a)(b)	600,000	598,140
5.57%, 07/25/29 (a)(b)	1,100,000	1,115,235
4.08%, 09/15/29 (a)(b)	270,000	266,069
6.30%, 10/23/29 (a)(b)	700,000	720,377
7.95%, 11/15/29 (a)	100,000	108,457
4.18%, 01/23/30 (a)(b)	575,000	565,754
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.20%, 01/23/30 (a)(b)	700,000	704,725
2.88%, 10/30/30 (a)(b)	900,000	844,578
5.24%, 01/24/31 (a)(b)	800,000	804,440
2.57%, 02/11/31 (a)(b)	800,000	737,312
4.48%, 04/04/31 (a)(b)	675,000	662,202
5.15%, 04/23/31 (a)(b)	1,000,000	1,002,100
4.84%, 05/20/32 (a)(b)	850,000	837,020
3.35%, 03/02/33 (a)(b)	1,000,000	907,620
4.90%, 07/25/33 (a)(b)	1,100,000	1,076,570
5.39%, 04/24/34 (a)(b)	950,000	949,154
5.56%, 07/25/34 (a)(b)	1,100,000	1,108,646
6.49%, 10/23/34 (a)(b)	1,350,000	1,432,242
5.50%, 01/23/35 (a)(b)	775,000	776,248
5.38%, 02/07/35	100,000	100,594
5.21%, 12/03/35 (a)(b)	650,000	636,629
5.61%, 04/23/36 (a)(b)	775,000	778,456
4.89%, 09/15/36 (a)(b)	460,000	438,748
5.95%, 12/15/36 (a)	75,000	73,778
4.96%, 01/23/37 (a)(b)	900,000	856,989
3.07%, 04/30/41 (a)(b)	900,000	662,958
5.38%, 11/02/43 (a)	525,000	478,033
5.61%, 01/15/44 (a)	625,000	582,587
4.65%, 11/04/44	500,000	409,525
3.90%, 05/01/45 (a)	545,000	415,595
4.90%, 11/17/45 (a)	450,000	378,589
4.40%, 06/14/46 (a)	550,000	431,365
4.75%, 12/07/46	525,000	430,043
5.43%, 01/23/47 (a)(b)	550,000	506,990
5.01%, 04/04/51 (a)(b)	1,400,000	1,202,320
4.61%, 04/25/53 (a)(b)	850,000	682,074
Wells Fargo Bank NA
5.95%, 08/26/36	250,000	254,615
5.85%, 02/01/37 (a)	250,000	252,085
6.60%, 01/15/38	500,000	533,605
Western Alliance Bank
6.54%, 11/15/35 (a)(b)	100,000	98,676
Westpac Banking Corp.
5.46%, 11/18/27 (a)	200,000	202,362
3.40%, 01/25/28 (a)	400,000	394,308
4.15%, 05/11/28 (a)	325,000	323,443
5.54%, 11/17/28 (a)	250,000	255,070
1.95%, 11/20/28 (a)	200,000	189,052
5.05%, 04/16/29 (a)	150,000	151,539
2.65%, 01/16/30	450,000	421,123
4.35%, 07/01/30 (a)	150,000	148,056
2.15%, 06/03/31 (a)	250,000	221,633
4.45%, 06/12/31 (a)	250,000	245,575
5.41%, 08/10/33 (a)(b)	400,000	398,064
6.82%, 11/17/33	275,000	293,953
4.11%, 07/24/34 (a)(b)	375,000	363,694
2.67%, 11/15/35 (a)(b)	400,000	357,844
5.62%, 11/20/35 (a)(b)	400,000	395,424
3.02%, 11/18/36 (a)(b)	350,000	309,253
4.42%, 07/24/39 (a)	200,000	174,518
2.96%, 11/16/40 (a)	200,000	143,366
3.13%, 11/18/41	200,000	142,786
Wintrust Financial Corp.
4.85%, 06/06/29 (a)	50,000	49,633
Zions Bancorp NA
5.24%, 10/01/29 (a)(b)	250,000	249,758
3.25%, 10/29/29 (a)	250,000	234,488
		436,047,136
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	225,000	211,680
5.50%, 08/20/34 (a)	75,000	74,023
5.50%, 02/15/36 (a)	75,000	72,608
Ameriprise Financial, Inc.
5.70%, 12/15/28 (a)	150,000	153,207
4.80%, 06/15/31 (a)	75,000	74,264
4.50%, 05/13/32 (a)	100,000	97,296
5.15%, 05/15/33 (a)	150,000	149,489
5.20%, 04/15/35 (a)	250,000	245,095
5.35%, 06/15/36 (a)	125,000	122,269
Apollo Global Management, Inc.
4.60%, 01/15/31 (a)	70,000	68,461
6.38%, 11/15/33 (a)	100,000	104,944
5.15%, 08/12/35 (a)	325,000	311,246
5.70%, 03/30/36 (a)	175,000	172,819
5.80%, 05/21/54 (a)	150,000	139,316
6.00%, 12/15/54 (a)(b)	175,000	166,471
ARES Management Corp.
6.38%, 11/10/28 (a)	100,000	102,774
5.60%, 10/11/54 (a)	225,000	197,613
BGC Group, Inc.
8.00%, 05/25/28 (a)	75,000	77,936
6.60%, 06/10/29 (a)	100,000	102,406
6.15%, 04/02/30 (a)	200,000	202,284
Blackrock Finance, Inc.
2.40%, 04/30/30 (a)	200,000	183,774
1.90%, 01/28/31 (a)	250,000	221,405
2.10%, 02/25/32 (a)	200,000	172,452
Blackrock, Inc.
4.70%, 03/14/29 (a)	100,000	100,260
3.25%, 04/30/29 (a)	250,000	241,687
4.75%, 05/25/33 (a)	400,000	393,316
5.00%, 03/14/34 (a)	700,000	693,343
4.90%, 01/08/35 (a)	200,000	195,886
5.25%, 03/14/54 (a)	400,000	359,732
5.35%, 01/08/55 (a)	325,000	295,405
Blackstone Reg Finance Co. LLC
4.30%, 11/03/30 (a)	400,000	389,008
5.00%, 12/06/34 (a)	150,000	145,131
4.95%, 02/15/36 (a)	100,000	95,075
Blue Owl Finance LLC
3.13%, 06/10/31 (a)	125,000	110,053
4.38%, 02/15/32 (a)	75,000	68,641
6.25%, 04/18/34 (a)	350,000	343,105
6.75%, 08/18/36 (a)	200,000	199,586
4.13%, 10/07/51 (a)	75,000	50,009
Brookfield Asset Management Ltd.
4.65%, 11/15/30 (a)	110,000	107,869
4.83%, 04/15/31 (a)	150,000	146,982
5.80%, 04/24/35 (a)	200,000	200,334
5.30%, 01/15/36 (a)	220,000	210,861
6.08%, 09/15/55 (a)	265,000	257,662
Brookfield Capital Finance LLC
6.09%, 06/14/33 (a)	175,000	180,035
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.34%, 01/30/32 (a)	125,000	107,925
Brookfield Finance LLC/Brookfield Finance, Inc.
3.45%, 04/15/50 (a)	100,000	65,170
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	200,000	197,902
4.85%, 03/29/29 (a)	450,000	449,316
4.35%, 04/15/30 (a)	150,000	146,505
2.72%, 04/15/31 (a)	100,000	90,149
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.35%, 01/05/34 (a)	350,000	364,689
5.68%, 01/15/35 (a)	75,000	74,714
5.33%, 01/15/36 (a)	190,000	183,473
4.70%, 09/20/47 (a)	175,000	143,378
3.50%, 03/30/51 (a)	150,000	98,345
3.63%, 02/15/52 (a)	100,000	66,894
5.97%, 03/04/54 (a)	300,000	284,562
5.81%, 03/03/55 (a)	150,000	139,515
Carlyle Group, Inc.
5.05%, 09/19/35 (a)	140,000	132,437
Cboe Global Markets, Inc.
1.63%, 12/15/30 (a)	200,000	173,846
Charles Schwab Corp.
3.20%, 01/25/28 (a)(c)	150,000	147,299
2.00%, 03/20/28 (a)(c)	300,000	288,531
4.00%, 02/01/29 (a)(c)	125,000	123,311
5.64%, 05/19/29 (a)(b)(c)	290,000	294,559
3.25%, 05/22/29 (a)(c)	125,000	120,450
4.60%, 07/27/29 (a)(b)(c)	200,000	199,466
2.75%, 10/01/29 (a)(c)	100,000	94,001
6.20%, 11/17/29 (a)(b)(c)	325,000	334,545
4.63%, 03/22/30 (a)(c)	75,000	74,735
4.74%, 05/21/30 (a)(b)(c)	200,000	199,322
1.65%, 03/11/31 (a)(c)	150,000	129,702
2.30%, 05/13/31 (a)(c)	150,000	133,215
4.34%, 11/14/31 (a)(b)(c)	225,000	219,042
1.95%, 12/01/31 (a)(c)	175,000	150,584
2.90%, 03/03/32 (a)(c)	225,000	201,548
5.11%, 08/12/32 (a)(b)(c)	300,000	298,665
5.85%, 05/19/34 (a)(b)(c)	325,000	333,736
6.14%, 08/24/34 (a)(b)(c)	325,000	338,494
4.91%, 11/14/36 (a)(b)(c)	225,000	214,094
5.49%, 05/21/37 (a)(b)(c)	300,000	296,061
5.66%, 08/12/37 (a)(b)(c)	300,000	299,220
CME Group, Inc.
3.75%, 06/15/28 (a)	100,000	98,761
4.40%, 03/15/30 (a)	350,000	345,779
2.65%, 03/15/32 (a)	200,000	178,138
5.30%, 09/15/43 (a)	200,000	191,244
4.15%, 06/15/48 (a)	100,000	79,402
Franklin Templeton, Inc.
1.60%, 10/30/30 (a)	450,000	393,210
5.50%, 08/10/36 (a)	200,000	196,116
2.95%, 08/12/51 (a)	100,000	59,720
Intercontinental Exchange, Inc.
3.10%, 09/15/27 (a)	100,000	98,754
4.00%, 09/15/27 (a)	300,000	298,686
3.63%, 09/01/28 (a)	275,000	269,459
3.75%, 09/21/28 (a)	100,000	98,185
3.95%, 12/01/28 (a)	110,000	108,330
4.35%, 06/15/29 (a)	250,000	247,310
4.70%, 08/20/29 (a)	400,000	399,136
2.10%, 06/15/30 (a)	250,000	225,990
4.20%, 03/15/31 (a)	120,000	116,184
5.25%, 06/15/31 (a)	150,000	151,461
4.90%, 09/01/31 (a)	300,000	298,836
1.85%, 09/15/32 (a)	750,000	625,590
4.60%, 03/15/33 (a)	575,000	556,140
5.15%, 09/01/33 (a)	175,000	174,358
5.40%, 09/01/36 (a)	200,000	198,910
2.65%, 09/15/40 (a)	250,000	176,040
4.25%, 09/21/48 (a)	350,000	274,438
3.00%, 06/15/50 (a)	400,000	249,312
4.95%, 06/15/52 (a)	400,000	345,380
3.00%, 09/15/60 (a)	425,000	238,140
5.20%, 06/15/62 (a)	200,000	172,614
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Invesco Finance PLC
5.38%, 11/30/43	100,000	93,494
Jefferies Financial Group, Inc.
5.88%, 07/21/28 (a)	200,000	203,464
4.15%, 01/23/30 (a)	425,000	408,293
5.13%, 04/28/31 (a)	275,000	269,222
2.63%, 10/15/31 (a)	200,000	173,346
2.75%, 10/15/32 (a)	100,000	84,691
6.20%, 04/14/34 (a)	450,000	456,084
6.25%, 01/15/36	100,000	100,480
5.50%, 02/15/36 (a)	425,000	402,692
6.50%, 01/20/43	150,000	147,878
KKR & Co., Inc.
5.10%, 08/07/35 (a)	160,000	152,840
Lazard Group LLC
4.50%, 09/19/28 (a)	150,000	148,680
4.38%, 03/11/29 (a)	150,000	147,858
6.00%, 03/15/31 (a)	75,000	77,208
5.63%, 08/01/35 (a)	100,000	98,412
Legg Mason, Inc.
5.63%, 01/15/44 (a)	75,000	72,081
LPL Holdings, Inc.
4.90%, 04/03/28 (a)	75,000	74,966
6.75%, 11/17/28 (a)	150,000	155,313
5.20%, 03/15/30 (a)	150,000	149,742
5.15%, 06/15/30 (a)	250,000	248,600
6.00%, 05/20/34 (a)	100,000	100,957
5.65%, 03/15/35 (a)	95,000	93,073
5.75%, 06/15/35 (a)	200,000	196,976
Marex U.K. Holdings Ltd.
5.83%, 05/08/28 (a)	100,000	100,569
6.40%, 11/04/29 (a)	225,000	229,347
5.68%, 04/21/31 (a)	125,000	123,860
Nasdaq, Inc.
5.35%, 06/28/28 (a)	175,000	176,990
1.65%, 01/15/31 (a)	100,000	87,062
5.55%, 02/15/34 (a)	300,000	303,231
2.50%, 12/21/40 (a)	150,000	101,766
3.25%, 04/28/50 (a)	100,000	64,482
3.95%, 03/07/52 (a)	100,000	72,141
5.95%, 08/15/53 (a)	225,000	219,078
6.10%, 06/28/63 (a)	250,000	243,642
Nomura Holdings, Inc.
5.84%, 01/18/28 (a)	200,000	202,694
6.07%, 07/12/28	200,000	204,222
2.17%, 07/14/28 (a)	200,000	190,488
5.00%, 06/29/29 (a)	250,000	249,470
5.61%, 07/06/29 (a)	200,000	202,882
3.10%, 01/16/30 (a)	400,000	373,896
4.90%, 07/01/30	200,000	197,470
2.68%, 07/16/30 (a)	200,000	181,830
2.61%, 07/14/31 (a)	200,000	176,514
5.17%, 07/14/31 (a)	200,000	197,970
3.00%, 01/22/32 (a)	200,000	177,814
6.18%, 01/18/33	200,000	207,652
6.09%, 07/12/33 (a)	200,000	206,942
5.78%, 07/03/34 (a)	200,000	202,508
5.49%, 06/29/35 (a)(d)	400,000	398,028
5.04%, 06/10/36 (a)(b)	300,000	289,785
5.55%, 07/14/36 (a)	275,000	268,733
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	100,000	99,180
4.90%, 09/11/35 (a)	110,000	104,658
4.95%, 07/15/46 (a)	150,000	130,157
3.75%, 04/01/51 (a)	150,000	104,346
5.65%, 09/11/55 (a)	450,000	416,911
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Stifel Financial Corp.
4.00%, 05/15/30 (a)	100,000	95,855
TPG Operating Group II LP
4.88%, 05/15/31 (a)	225,000	219,886
5.88%, 03/05/34 (a)	100,000	100,602
5.38%, 01/15/36 (a)	150,000	143,927
		33,405,773
Finance Companies 0.4%
Aercap Funding DAC
4.88%, 07/07/31 (a)	250,000	245,452
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.63%, 10/15/27 (a)	150,000	149,907
3.88%, 01/23/28 (a)	150,000	148,179
4.88%, 04/01/28 (a)	400,000	400,716
5.75%, 06/06/28 (a)	200,000	203,050
3.00%, 10/29/28 (a)	900,000	864,774
5.10%, 01/19/29 (a)	150,000	150,459
4.13%, 02/28/29 (a)	150,000	147,182
4.63%, 09/10/29 (a)	350,000	346,115
6.15%, 09/30/30 (a)	150,000	155,055
4.38%, 11/15/30 (a)	450,000	437,062
5.38%, 12/15/31 (a)	250,000	250,512
3.30%, 01/30/32 (a)	1,000,000	902,430
4.75%, 01/15/33 (a)	250,000	240,345
3.40%, 10/29/33 (a)	450,000	393,025
5.30%, 01/19/34 (a)	150,000	147,258
4.95%, 09/10/34 (a)	350,000	334,292
5.00%, 11/15/35 (a)	150,000	142,623
3.85%, 10/29/41 (a)	300,000	234,099
6.95%, 03/10/55 (a)(b)	150,000	153,847
6.50%, 01/31/56 (a)(b)	150,000	150,655
Apollo Debt Solutions BDC
5.20%, 12/08/28 (a)(e)	75,000	73,907
6.90%, 04/13/29 (a)	325,000	332,277
5.88%, 08/30/30 (a)	70,000	68,970
5.70%, 01/23/31 (a)(e)	150,000	146,174
6.70%, 07/29/31 (a)	350,000	354,564
6.55%, 03/15/32 (a)	175,000	176,029
ARES Capital Corp.
2.88%, 06/15/28 (a)	450,000	432,274
5.88%, 03/01/29 (a)	150,000	150,939
5.95%, 07/15/29 (a)	350,000	352,646
5.55%, 01/15/30 (a)	210,000	208,106
5.50%, 09/01/30 (a)	350,000	344,449
5.10%, 01/15/31 (a)	110,000	106,091
5.25%, 04/12/31 (a)	125,000	120,890
3.20%, 11/15/31 (a)	150,000	130,890
5.80%, 03/08/32 (a)(d)	300,000	295,728
ARES Strategic Income Fund
5.70%, 03/15/28 (a)	200,000	200,752
5.45%, 09/09/28 (a)	160,000	159,467
4.85%, 01/15/29 (a)	160,000	157,211
6.35%, 08/15/29 (a)	175,000	177,198
5.60%, 02/15/30 (a)	275,000	270,462
5.80%, 09/09/30 (a)(e)	140,000	137,449
5.15%, 01/15/31 (a)	140,000	133,706
5.55%, 04/15/31 (a)	175,000	169,062
6.20%, 03/21/32 (a)	175,000	173,234
Bain Capital Specialty Finance, Inc.
5.95%, 03/15/30 (a)(d)	75,000	73,003
5.95%, 03/01/31 (a)	175,000	168,838
Barings BDC, Inc.
5.20%, 09/15/28 (a)	50,000	49,405
7.00%, 02/15/29 (a)	225,000	229,720
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Barings Private Credit Corp.
5.75%, 02/06/29 (a)	75,000	74,171
6.15%, 06/11/30 (a)	95,000	93,967
6.50%, 08/18/31 (a)(e)	95,000	93,860
Blackstone Private Credit Fund
4.95%, 09/26/27 (a)	175,000	174,792
7.30%, 11/27/28 (a)	150,000	154,726
4.00%, 01/15/29 (a)	100,000	95,944
5.95%, 07/16/29 (a)	350,000	350,063
5.60%, 11/22/29 (a)	200,000	197,538
5.25%, 04/01/30 (a)	75,000	72,670
5.05%, 09/10/30 (a)	90,000	86,235
6.25%, 01/25/31 (a)	175,000	174,365
5.35%, 03/12/31 (a)	176,000	169,087
5.95%, 05/15/31 (a)	200,000	196,342
6.20%, 11/15/31 (a)	200,000	197,830
6.00%, 01/29/32 (a)	200,000	196,234
6.00%, 11/22/34 (a)	225,000	214,398
Blackstone Secured Lending Fund
5.88%, 11/15/27 (a)	100,000	100,748
5.35%, 04/13/28 (a)	400,000	399,028
2.85%, 09/30/28 (a)	100,000	94,674
5.25%, 09/04/29 (a)	100,000	98,439
5.30%, 06/30/30 (a)	75,000	72,812
5.13%, 01/31/31 (a)	125,000	119,086
5.90%, 05/21/31 (a)	175,000	171,509
Blue Owl Capital Corp.
2.88%, 06/11/28 (a)	300,000	285,372
5.95%, 03/15/29 (a)	200,000	199,796
6.20%, 07/15/30 (a)	100,000	99,644
6.30%, 08/15/31 (a)	100,000	99,272
Blue Owl Credit Income Corp.
7.75%, 09/16/27 (a)	175,000	179,247
7.95%, 06/13/28 (a)	125,000	128,915
7.75%, 01/15/29 (a)	100,000	103,100
6.60%, 09/15/29 (a)	300,000	302,448
5.80%, 03/15/30 (a)	275,000	268,339
6.65%, 03/15/31 (a)	150,000	150,366
6.55%, 10/15/31 (a)(e)	125,000	124,073
Blue Owl Technology Finance Corp.
6.10%, 03/15/28 (a)	100,000	100,084
6.75%, 04/04/29 (a)(d)	125,000	125,444
6.50%, 10/15/29 (a)	225,000	223,207
6.13%, 01/23/31 (a)	200,000	193,902
Capital Southwest Corp.
5.95%, 09/18/30 (a)	60,000	59,462
Carlyle Secured Lending, Inc.
6.75%, 02/18/30 (a)	75,000	75,149
5.75%, 02/15/31 (a)	50,000	47,860
Franklin BSP Capital Corp.
7.20%, 06/15/29 (a)	150,000	153,451
GATX Corp.
3.50%, 03/15/28 (a)	150,000	147,164
4.55%, 11/07/28 (a)	75,000	74,590
4.70%, 04/01/29 (a)	150,000	149,121
4.00%, 06/30/30 (a)	100,000	96,578
1.90%, 06/01/31 (a)	100,000	86,344
3.50%, 06/01/32 (a)	75,000	68,544
4.90%, 03/15/33 (a)	75,000	73,090
5.45%, 09/15/33 (a)	75,000	75,307
6.05%, 03/15/34 (a)	200,000	206,030
6.90%, 05/01/34 (a)	100,000	108,077
5.50%, 06/15/35 (a)	200,000	197,904
5.20%, 03/15/44 (a)	75,000	68,008
3.10%, 06/01/51 (a)	100,000	60,946
6.05%, 06/05/54 (a)	250,000	242,995
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Goldman Sachs BDC, Inc.
5.10%, 01/28/29 (a)	150,000	147,075
5.65%, 09/09/30 (a)	70,000	68,907
Goldman Sachs Private Credit Corp.
5.05%, 02/23/28 (a)	275,000	273,914
5.88%, 05/06/28 (a)	100,000	100,634
5.38%, 01/31/29 (a)	175,000	173,887
6.25%, 05/06/30 (a)	200,000	200,830
5.88%, 01/31/31 (a)	100,000	98,356
6.15%, 06/16/31 (a)(e)	200,000	198,108
Golub Capital BDC, Inc.
7.05%, 12/05/28 (a)	150,000	153,960
6.00%, 07/15/29 (a)	250,000	250,790
6.25%, 06/01/31 (a)	125,000	124,220
Golub Capital Private Credit Fund
5.45%, 08/15/28 (a)	140,000	139,215
5.80%, 09/12/29 (a)	90,000	89,414
5.88%, 05/01/30 (a)	95,000	93,319
5.60%, 04/15/31 (a)(e)	225,000	215,131
Hercules Capital, Inc.
5.35%, 02/10/29 (a)	150,000	148,347
6.00%, 06/16/30 (a)	60,000	59,597
6.30%, 07/24/31 (a)	100,000	99,570
HPS Corporate Lending Fund
5.45%, 01/14/28 (a)	200,000	199,834
4.90%, 09/11/28 (a)	110,000	108,176
6.75%, 01/30/29 (a)	200,000	203,582
5.15%, 04/02/29 (a)(e)	75,000	73,187
6.25%, 09/30/29 (a)	75,000	75,818
5.85%, 06/05/30 (a)	150,000	148,057
5.45%, 11/15/30 (a)	190,000	183,812
5.65%, 04/02/31 (a)(e)	75,000	72,547
6.30%, 08/19/31 (a)(e)	150,000	148,581
5.95%, 04/14/32 (a)	100,000	97,322
Main Street Capital Corp.
5.40%, 08/15/28 (a)	100,000	99,919
6.95%, 03/01/29 (a)	75,000	76,990
Morgan Stanley Direct Lending Fund
6.15%, 05/17/29 (a)	75,000	75,367
6.00%, 05/19/30 (a)	100,000	98,828
6.10%, 07/15/31 (a)	100,000	98,328
MSD Investment Corp.
6.38%, 06/12/29 (a)(e)	75,000	74,903
6.25%, 05/31/30 (a)	100,000	98,657
6.13%, 02/05/31 (a)(e)	75,000	72,688
New Mountain Finance Corp.
6.20%, 10/15/27 (a)	75,000	75,562
6.88%, 02/01/29 (a)	75,000	75,157
North Haven Private Income Fund LLC
5.13%, 09/25/28 (a)	50,000	48,796
5.75%, 02/01/30 (a)	75,000	72,663
Nuveen Churchill Direct Lending Corp.
6.65%, 03/15/30 (a)	100,000	100,003
Oaktree Specialty Lending Corp.
7.10%, 02/15/29 (a)	100,000	101,579
6.34%, 02/27/30 (a)	75,000	74,331
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (a)	75,000	78,756
6.50%, 07/23/29 (a)	175,000	177,061
6.19%, 07/15/30 (a)	70,000	69,690
Sixth Street Lending Partners
6.50%, 03/11/29 (a)	200,000	202,954
5.75%, 01/15/30 (a)	250,000	247,120
6.13%, 07/15/30 (a)	100,000	99,986
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sixth Street Specialty Lending, Inc.
6.95%, 08/14/28 (a)	125,000	128,086
6.13%, 03/01/29 (a)	75,000	75,692
5.63%, 08/15/30 (a)	75,000	74,249
5.65%, 08/15/31 (a)	75,000	73,106
Sumisho Air Lease Corp.
3.63%, 12/01/27 (a)	150,000	147,986
5.85%, 12/15/27 (a)	150,000	151,902
5.30%, 02/01/28 (a)	300,000	301,728
4.40%, 03/24/28 (a)(e)	200,000	198,692
2.10%, 09/01/28 (a)	275,000	260,276
4.63%, 10/01/28 (a)	100,000	99,595
5.10%, 03/01/29 (a)	150,000	150,247
4.50%, 03/24/29 (a)(e)	300,000	296,301
3.25%, 10/01/29 (a)	100,000	94,810
3.00%, 02/01/30 (a)	225,000	209,522
3.13%, 12/01/30 (a)	150,000	137,799
4.85%, 03/24/31 (a)(e)	400,000	391,636
5.20%, 07/15/31 (a)	200,000	198,272
5.50%, 03/24/36 (a)(e)	150,000	146,130
T Rowe Price Oha Select Private Credit Fund
6.50%, 07/02/31 (a)(e)	200,000	197,572
Trinity Capital, Inc.
7.00%, 05/21/31 (a)	75,000	75,683
		29,237,637
Financial Other 0.0%
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31 (a)	160,000	162,691
5.95%, 07/15/33 (a)(e)	250,000	247,105
6.38%, 07/01/34 (a)	300,000	302,442
6.75%, 07/15/35 (a)	70,000	71,755
6.00%, 03/15/36 (a)	175,000	170,609
J Paul Getty Trust
4.91%, 04/01/35 (a)	100,000	98,454
ORIX Corp.
5.00%, 09/13/27 (a)	95,000	95,368
4.65%, 09/10/29	150,000	149,107
4.45%, 09/09/30 (a)	190,000	185,449
2.25%, 03/09/31 (a)	100,000	88,421
4.00%, 04/13/32 (a)	175,000	165,132
5.20%, 09/13/32 (a)	200,000	200,212
5.40%, 02/25/35 (a)	95,000	94,053
		2,030,798
Insurance 1.0%
ACE Capital Trust II
9.70%, 04/01/30	100,000	115,129
AEGON Funding Co. LLC
5.63%, 05/07/36 (a)	125,000	121,900
Aegon Ltd.
5.50%, 04/11/48 (a)(b)	200,000	200,088
Aetna, Inc.
6.63%, 06/15/36	275,000	292,460
6.75%, 12/15/37	150,000	160,017
4.50%, 05/15/42 (a)	100,000	83,935
4.75%, 03/15/44 (a)	150,000	125,204
3.88%, 08/15/47 (a)	75,000	54,321
Aflac, Inc.
3.60%, 04/01/30 (a)	250,000	238,915
5.15%, 05/14/36 (a)	125,000	121,983
4.00%, 10/15/46 (a)	75,000	57,734
4.75%, 01/15/49 (a)	150,000	127,127
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Alleghany Corp.
3.63%, 05/15/30 (a)	100,000	95,615
4.90%, 09/15/44 (a)	100,000	86,864
3.25%, 08/15/51 (a)	100,000	63,160
Allstate Corp.
5.05%, 06/24/29 (a)	100,000	100,611
1.45%, 12/15/30 (a)	275,000	237,303
5.25%, 03/30/33 (a)	150,000	150,149
5.35%, 06/01/33	100,000	100,485
5.55%, 05/09/35	250,000	252,092
5.95%, 04/01/36	75,000	77,642
4.50%, 06/15/43 (a)	125,000	104,798
4.20%, 12/15/46 (a)	175,000	136,435
3.85%, 08/10/49 (a)	100,000	72,226
6.50%, 05/15/67 (a)(b)	100,000	100,602
American Financial Group, Inc.
5.00%, 09/23/35 (a)	60,000	56,515
4.50%, 06/15/47 (a)	175,000	138,495
American International Group, Inc.
4.85%, 05/07/30 (a)	100,000	99,725
3.40%, 06/30/30 (a)	150,000	141,093
5.13%, 03/27/33 (a)	150,000	148,557
3.88%, 01/15/35 (a)	78,000	70,080
5.45%, 05/07/35 (a)	225,000	224,363
4.50%, 07/16/44 (a)	145,000	121,361
4.80%, 07/10/45 (a)	200,000	172,582
4.75%, 04/01/48 (a)	200,000	168,530
5.75%, 04/01/48 (a)(b)	100,000	100,480
4.38%, 06/30/50 (a)	325,000	256,899
American National Group, Inc.
5.75%, 10/01/29 (a)	100,000	101,200
6.00%, 07/15/35 (a)	225,000	217,534
Aon Corp.
4.50%, 12/15/28 (a)	100,000	99,346
3.75%, 05/02/29 (a)	150,000	145,784
2.80%, 05/15/30 (a)	200,000	184,640
6.25%, 09/30/40	50,000	52,376
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (a)	100,000	86,586
2.60%, 12/02/31 (a)	100,000	88,060
5.00%, 09/12/32 (a)	100,000	98,732
5.35%, 02/28/33 (a)	300,000	299,757
2.90%, 08/23/51 (a)	275,000	160,611
3.90%, 02/28/52 (a)	200,000	139,834
Aon Global Ltd.
4.60%, 06/14/44 (a)	100,000	83,407
4.75%, 05/15/45 (a)	225,000	189,061
Aon North America, Inc.
5.15%, 03/01/29 (a)	250,000	251,757
5.30%, 03/01/31 (a)	125,000	125,848
5.45%, 03/01/34 (a)	500,000	497,460
5.75%, 03/01/54 (a)	575,000	530,179
Arch Capital Group Ltd.
7.35%, 05/01/34	75,000	83,552
5.25%, 06/15/36 (a)	150,000	146,150
3.64%, 06/30/50 (a)	275,000	190,817
5.95%, 06/15/56 (a)	375,000	363,844
Arthur J Gallagher & Co.
4.60%, 12/15/27 (a)	150,000	149,930
4.85%, 12/15/29 (a)	150,000	149,714
2.40%, 11/09/31 (a)	100,000	87,318
5.00%, 02/15/32 (a)	100,000	98,775
5.50%, 03/02/33 (a)	75,000	75,369
6.50%, 02/15/34 (a)	125,000	132,109
5.45%, 07/15/34 (a)	102,000	101,316
5.15%, 02/15/35 (a)	400,000	388,288
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 05/20/51 (a)	350,000	230,454
3.05%, 03/09/52 (a)	100,000	59,600
5.75%, 03/02/53 (a)	200,000	185,532
6.75%, 02/15/54 (a)	200,000	210,772
5.75%, 07/15/54 (a)	100,000	93,039
5.55%, 02/15/55 (a)	400,000	362,060
Aspen Insurance Holdings Ltd.
5.75%, 07/01/30 (a)	60,000	61,057
Assurant, Inc.
4.90%, 03/27/28 (a)	100,000	100,125
3.70%, 02/22/30 (a)	100,000	95,171
5.55%, 02/15/36 (a)	90,000	88,042
Assured Guaranty U.S. Holdings, Inc.
6.13%, 09/15/28 (a)	200,000	204,734
3.15%, 06/15/31 (a)	200,000	183,548
3.60%, 09/15/51 (a)	50,000	33,494
Athene Holding Ltd.
4.13%, 01/12/28 (a)	675,000	667,244
6.15%, 04/03/30 (a)	100,000	102,571
3.50%, 01/15/31 (a)	100,000	92,360
6.65%, 02/01/33 (a)	100,000	103,772
5.88%, 01/15/34 (a)	100,000	99,338
6.15%, 08/15/36 (a)	250,000	247,590
3.95%, 05/25/51 (a)	100,000	65,815
3.45%, 05/15/52 (a)	125,000	74,015
6.25%, 04/01/54 (a)	275,000	246,878
6.63%, 10/15/54 (a)(b)	150,000	138,831
6.63%, 05/19/55 (a)	350,000	328,975
6.88%, 06/28/55 (a)(b)	150,000	140,550
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	100,000	96,842
4.90%, 01/15/40 (a)(b)	250,000	245,002
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	50,000	49,511
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (a)	100,000	91,019
1.45%, 10/15/30 (a)	150,000	132,015
2.88%, 03/15/32 (a)	250,000	227,990
5.75%, 01/15/40	200,000	206,294
4.40%, 05/15/42 (a)	200,000	171,684
4.30%, 05/15/43	175,000	148,243
4.20%, 08/15/48 (a)	625,000	487,837
4.25%, 01/15/49 (a)	525,000	410,991
2.85%, 10/15/50 (a)	500,000	300,620
2.50%, 01/15/51 (a)	175,000	97,713
3.85%, 03/15/52 (a)	725,000	521,521
Berkshire Hathaway, Inc.
4.50%, 02/11/43	250,000	216,900
Brighthouse Financial, Inc.
5.63%, 05/15/30 (a)(d)	150,000	149,930
4.70%, 06/22/47 (a)	250,000	163,072
3.85%, 12/22/51 (a)	75,000	40,918
Brown & Brown, Inc.
4.70%, 06/23/28 (a)	90,000	89,786
4.50%, 03/15/29 (a)	75,000	74,088
4.90%, 06/23/30 (a)	150,000	148,341
2.38%, 03/15/31 (a)	150,000	132,305
4.20%, 03/17/32 (a)	100,000	93,850
5.25%, 06/23/32 (a)	265,000	261,110
5.65%, 06/11/34 (a)	225,000	223,213
5.55%, 06/23/35 (a)	380,000	371,632
4.95%, 03/17/52 (a)	100,000	80,498
6.25%, 06/23/55 (a)	290,000	278,963
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Chubb INA Holdings LLC
4.65%, 08/15/29 (a)	150,000	149,765
1.38%, 09/15/30 (a)	400,000	348,308
5.00%, 03/15/34 (a)	375,000	367,980
4.90%, 08/15/35 (a)	450,000	433,300
6.70%, 05/15/36 (a)	225,000	245,416
5.30%, 05/20/36 (a)	250,000	246,612
6.00%, 05/11/37	150,000	155,518
6.50%, 05/15/38 (a)	100,000	108,391
4.15%, 03/13/43 (a)	75,000	61,693
4.35%, 11/03/45 (a)	250,000	206,052
2.85%, 12/15/51 (a)	150,000	90,891
3.05%, 12/15/61 (a)	250,000	143,200
Cincinnati Financial Corp.
6.92%, 05/15/28	75,000	77,696
6.13%, 11/01/34	50,000	51,139
CNA Financial Corp.
3.90%, 05/01/29 (a)	100,000	97,374
2.05%, 08/15/30 (a)	100,000	89,058
5.50%, 06/15/33 (a)	100,000	99,741
5.13%, 02/15/34 (a)	200,000	194,236
5.20%, 08/15/35 (a)	175,000	168,420
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	250,000	249,822
6.45%, 06/15/34 (a)	125,000	127,919
Corebridge Financial, Inc.
3.85%, 04/05/29 (a)	150,000	145,931
3.90%, 04/05/32 (a)	450,000	416,452
6.05%, 09/15/33 (a)	100,000	102,707
5.75%, 01/15/34 (a)	350,000	352,950
5.90%, 08/20/36 (a)	200,000	200,938
4.35%, 04/05/42 (a)	100,000	82,374
4.40%, 04/05/52 (a)	425,000	324,781
6.88%, 12/15/52 (a)(b)	175,000	177,516
6.38%, 09/15/54 (a)(b)	150,000	148,593
Elevance Health, Inc.
3.65%, 12/01/27 (a)	400,000	395,668
4.10%, 03/01/28 (a)	400,000	396,736
4.00%, 09/15/28 (a)	255,000	251,529
5.15%, 06/15/29 (a)	100,000	100,831
2.88%, 09/15/29 (a)	350,000	330,470
4.75%, 02/15/30 (a)	150,000	149,003
2.25%, 05/15/30 (a)	350,000	318,276
2.55%, 03/15/31 (a)	200,000	179,684
4.95%, 11/01/31 (a)	150,000	148,617
4.10%, 05/15/32 (a)	100,000	94,647
4.60%, 09/15/32 (a)	130,000	125,642
5.50%, 10/15/32 (a)	150,000	151,877
4.75%, 02/15/33 (a)	275,000	266,579
5.38%, 06/15/34 (a)	275,000	273,919
5.95%, 12/15/34 (a)	50,000	51,381
5.20%, 02/15/35 (a)	325,000	318,646
5.00%, 01/15/36 (a)	255,000	244,239
5.85%, 01/15/36	75,000	76,130
6.38%, 06/15/37	100,000	104,998
4.63%, 05/15/42 (a)	200,000	171,472
4.65%, 01/15/43	250,000	213,580
5.10%, 01/15/44 (a)	250,000	222,032
4.65%, 08/15/44 (a)	275,000	230,513
4.38%, 12/01/47 (a)	400,000	313,836
4.55%, 03/01/48 (a)	275,000	220,872
3.70%, 09/15/49 (a)	150,000	104,073
3.13%, 05/15/50 (a)	250,000	154,770
3.60%, 03/15/51 (a)	425,000	285,978
4.55%, 05/15/52 (a)	125,000	98,090
6.10%, 10/15/52 (a)	150,000	146,373
5.13%, 02/15/53 (a)	325,000	277,147
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.65%, 06/15/54 (a)	300,000	275,385
5.70%, 02/15/55 (a)	375,000	346,567
5.70%, 09/15/55 (a)	140,000	130,141
5.85%, 11/01/64 (a)	200,000	185,892
Enact Holdings, Inc.
6.25%, 05/28/29 (a)	150,000	153,630
Enstar Group Ltd.
4.95%, 06/01/29 (a)	250,000	248,102
3.10%, 09/01/31 (a)	100,000	88,150
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	275,000	272,946
5.59%, 01/11/33 (a)	135,000	136,115
5.00%, 04/20/48 (a)	325,000	272,106
6.70%, 03/28/55 (a)(b)	150,000	152,019
Essent Group Ltd.
6.25%, 07/01/29 (a)	100,000	102,534
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44 (a)	100,000	85,326
3.50%, 10/15/50 (a)	200,000	130,666
3.13%, 10/15/52 (a)	450,000	267,138
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	100,000	102,322
6.50%, 06/04/29 (a)	100,000	101,303
6.25%, 10/04/34 (a)	175,000	165,349
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	99,904
4.63%, 04/29/30 (a)	125,000	122,984
3.38%, 03/03/31 (a)	100,000	92,482
5.63%, 08/16/32 (a)	325,000	327,974
6.00%, 12/07/33 (a)	150,000	153,687
5.75%, 05/20/35 (a)	100,000	100,110
6.35%, 03/22/54 (a)	375,000	365,959
6.10%, 03/15/55 (a)	100,000	94,796
6.50%, 05/20/55 (a)	100,000	100,010
6.20%, 06/08/56 (a)(e)	200,000	190,422
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	200,000	198,904
3.40%, 06/15/30 (a)	200,000	186,906
2.45%, 03/15/31 (a)	150,000	131,828
3.20%, 09/17/51 (a)	75,000	44,542
First American Financial Corp.
4.00%, 05/15/30 (a)	100,000	95,444
2.40%, 08/15/31 (a)	300,000	259,713
5.45%, 09/30/34 (a)	75,000	72,542
Globe Life, Inc.
4.55%, 09/15/28 (a)	100,000	99,316
2.15%, 08/15/30 (a)	150,000	134,394
4.80%, 06/15/32 (a)	150,000	145,817
5.85%, 09/15/34 (a)	75,000	75,877
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	100,000	90,191
5.50%, 09/01/35 (a)	150,000	146,618
Hartford Insurance Group, Inc.
2.80%, 08/19/29 (a)	150,000	141,921
5.95%, 10/15/36	250,000	256,912
6.10%, 10/01/41	80,000	81,216
4.30%, 04/15/43	75,000	61,658
4.40%, 03/15/48 (a)	100,000	80,339
3.60%, 08/19/49 (a)	150,000	104,252
2.90%, 09/15/51 (a)	100,000	59,802
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	100,000	104,011
4.70%, 10/01/30 (a)	50,000	48,874
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Humana, Inc.
5.75%, 03/01/28 (a)	100,000	101,296
5.75%, 12/01/28 (a)	100,000	101,695
3.70%, 03/23/29 (a)	350,000	339,503
3.13%, 08/15/29 (a)	150,000	142,527
4.88%, 04/01/30 (a)	100,000	99,070
5.38%, 04/15/31 (a)	550,000	551,023
2.15%, 02/03/32 (a)	150,000	128,562
5.88%, 03/01/33 (a)	150,000	152,445
5.95%, 03/15/34 (a)	200,000	203,228
5.55%, 05/01/35 (a)	200,000	196,340
4.63%, 12/01/42 (a)	75,000	61,688
4.95%, 10/01/44 (a)	300,000	252,477
4.80%, 03/15/47 (a)	100,000	80,066
3.95%, 08/15/49 (a)	150,000	104,537
5.50%, 03/15/53 (a)	150,000	130,044
5.75%, 04/15/54 (a)	250,000	223,690
6.00%, 05/01/55 (a)	100,000	92,516
Jackson Financial, Inc.
3.13%, 11/23/31 (a)	100,000	88,658
5.67%, 06/08/32 (a)	100,000	99,623
6.15%, 01/15/37 (a)	200,000	195,770
4.00%, 11/23/51 (a)	100,000	65,520
Kemper Corp.
2.40%, 09/30/30 (a)	150,000	131,207
Lincoln National Corp.
3.80%, 03/01/28 (a)	100,000	98,487
3.05%, 01/15/30 (a)	100,000	93,647
2.33%, 08/15/30 (a)	100,000	89,814
3.40%, 01/15/31 (a)	100,000	92,925
3.40%, 03/01/32 (a)	75,000	67,761
5.85%, 03/15/34 (a)	75,000	75,464
5.35%, 11/15/35 (a)	190,000	182,242
6.30%, 10/09/37	100,000	102,523
7.00%, 06/15/40	100,000	105,851
4.35%, 03/01/48 (a)	175,000	132,403
6.80%, 07/15/56 (a)(b)	125,000	124,240
Loews Corp.
3.20%, 05/15/30 (a)	200,000	188,264
6.00%, 02/01/35	100,000	103,870
4.94%, 04/01/36 (a)	100,000	95,071
4.13%, 05/15/43 (a)	100,000	80,544
Manulife Financial Corp.
3.70%, 03/16/32 (a)	150,000	140,217
4.99%, 12/11/35 (a)	300,000	288,150
5.38%, 03/04/46	200,000	184,954
Markel Group, Inc.
3.50%, 11/01/27 (a)	50,000	49,306
3.35%, 09/17/29 (a)	50,000	47,685
5.00%, 04/05/46 (a)	100,000	86,623
4.30%, 11/01/47 (a)	75,000	57,920
5.00%, 05/20/49 (a)	300,000	253,878
4.15%, 09/17/50 (a)	100,000	73,475
3.45%, 05/07/52 (a)	125,000	80,365
6.00%, 05/16/54 (a)	175,000	166,490
Marsh & McLennan Cos., Inc.
4.55%, 11/08/27 (a)	200,000	200,038
4.38%, 03/15/29 (a)	350,000	346,384
4.65%, 03/15/30 (a)	350,000	347,490
2.25%, 11/15/30 (a)	215,000	192,823
4.85%, 11/15/31 (a)	300,000	296,385
2.38%, 12/15/31 (a)	75,000	65,639
5.75%, 11/01/32 (a)	100,000	102,946
5.88%, 08/01/33	100,000	103,462
5.40%, 09/15/33 (a)	175,000	176,650
5.15%, 03/15/34 (a)	100,000	98,455
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 03/15/35 (a)	525,000	506,305
4.95%, 03/15/36 (a)	175,000	167,657
4.75%, 03/15/39 (a)	100,000	91,250
5.35%, 11/15/44 (a)	100,000	92,655
4.35%, 01/30/47 (a)	100,000	79,865
4.20%, 03/01/48 (a)	125,000	96,966
4.90%, 03/15/49 (a)	325,000	275,954
2.90%, 12/15/51 (a)	75,000	44,630
6.25%, 11/01/52 (a)	100,000	101,371
5.45%, 03/15/53 (a)	225,000	204,604
5.70%, 09/15/53 (a)	275,000	258,841
5.45%, 03/15/54 (a)	175,000	159,178
5.40%, 03/15/55 (a)	450,000	404,982
Mercury General Corp.
6.25%, 06/15/36 (a)	150,000	148,152
MetLife, Inc.
4.55%, 03/23/30 (a)	200,000	198,202
6.50%, 12/15/32 (a)	100,000	107,106
5.38%, 07/15/33 (a)	400,000	404,988
6.38%, 06/15/34 (a)	200,000	212,138
5.30%, 12/15/34 (a)	200,000	199,586
5.70%, 06/15/35 (a)	400,000	406,912
5.88%, 02/06/41	150,000	150,204
4.13%, 08/13/42 (a)	150,000	122,075
4.88%, 11/13/43 (a)	250,000	221,640
4.72%, 12/15/44 (a)(f)	100,000	86,147
4.05%, 03/01/45 (a)	375,000	294,281
4.60%, 05/13/46 (a)	275,000	229,977
5.00%, 07/15/52 (a)	200,000	172,074
5.25%, 01/15/54 (a)	225,000	200,621
6.35%, 03/15/55 (a)(b)	175,000	177,973
5.85%, 03/15/56 (a)(b)	300,000	291,153
6.40%, 12/15/66 (a)	380,000	382,687
10.75%, 08/01/69 (a)	75,000	95,904
MGIC Investment Corp.
5.25%, 08/15/28 (a)	200,000	199,716
Nationwide Financial Services, Inc.
6.75%, 05/15/87 (a)	80,000	77,895
NMI Holdings, Inc.
6.00%, 08/15/29 (a)	100,000	101,807
Old Republic International Corp.
5.75%, 03/28/34 (a)	100,000	100,342
5.70%, 06/01/36 (a)	175,000	171,664
3.85%, 06/11/51 (a)	125,000	85,815
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	100,000	96,649
4.50%, 10/01/50 (a)(b)	150,000	142,658
Primerica, Inc.
2.80%, 11/19/31 (a)	150,000	133,437
Principal Financial Group, Inc.
3.70%, 05/15/29 (a)	150,000	145,350
2.13%, 06/15/30 (a)	150,000	134,960
5.38%, 03/15/33 (a)	75,000	75,255
6.05%, 10/15/36	100,000	102,687
5.30%, 01/15/37 (a)	100,000	96,733
4.63%, 09/15/42	75,000	64,745
4.35%, 05/15/43	125,000	102,918
4.30%, 11/15/46 (a)	62,000	49,737
5.50%, 03/15/53 (a)	75,000	68,627
Progressive Corp.
4.00%, 03/01/29 (a)	150,000	147,596
6.63%, 03/01/29	200,000	208,826
3.20%, 03/26/30 (a)	100,000	94,529
4.60%, 03/26/31 (a)	200,000	196,744
3.00%, 03/15/32 (a)	75,000	67,608
6.25%, 12/01/32	150,000	159,249
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 06/15/33 (a)	100,000	99,167
5.15%, 03/26/36 (a)	250,000	244,220
4.35%, 04/25/44 (a)	175,000	144,198
3.70%, 01/26/45 (a)	100,000	75,229
4.13%, 04/15/47 (a)	175,000	136,325
4.20%, 03/15/48 (a)	100,000	78,591
3.95%, 03/26/50 (a)	100,000	74,369
3.70%, 03/15/52 (a)	100,000	70,290
Prudential Financial, Inc.
3.88%, 03/27/28 (a)	97,000	95,997
2.10%, 03/10/30 (a)	200,000	182,736
5.75%, 07/15/33	125,000	129,205
5.20%, 03/14/35 (a)	350,000	343,686
5.70%, 12/14/36	150,000	151,933
6.63%, 12/01/37	150,000	162,514
3.00%, 03/10/40 (a)	250,000	186,235
6.63%, 06/21/40	150,000	162,600
4.60%, 05/15/44	150,000	127,029
4.50%, 09/15/47 (a)(b)	100,000	98,947
3.91%, 12/07/47 (a)	200,000	147,826
4.42%, 03/27/48 (a)	75,000	59,667
5.70%, 09/15/48 (a)(b)	250,000	250,337
3.94%, 12/07/49 (a)	350,000	254,310
4.35%, 02/25/50 (a)	400,000	313,216
3.70%, 10/01/50 (a)(b)	200,000	184,288
3.70%, 03/13/51 (a)	300,000	208,806
5.13%, 03/01/52 (a)(b)	200,000	193,344
6.00%, 09/01/52 (a)(b)	300,000	301,704
6.75%, 03/01/53 (a)(b)	100,000	104,063
6.50%, 03/15/54 (a)(b)	200,000	204,216
6.25%, 06/15/56 (a)(b)	200,000	197,014
Prudential Funding Asia PLC
3.13%, 04/14/30 (a)	200,000	188,500
3.63%, 03/24/32 (a)	125,000	115,856
Radian Group, Inc.
6.20%, 05/15/29 (a)	100,000	102,782
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	100,000	97,285
3.15%, 06/15/30 (a)	200,000	186,008
6.00%, 09/15/33 (a)	100,000	102,327
5.75%, 09/15/34 (a)	175,000	175,609
6.65%, 09/15/55 (a)(b)	150,000	149,637
6.38%, 09/15/56 (a)(b)	100,000	97,451
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	150,000	145,214
5.75%, 06/05/33 (a)	150,000	150,957
5.80%, 04/01/35 (a)	75,000	75,401
RLI Corp.
5.38%, 06/01/36 (a)	75,000	71,603
Selective Insurance Group, Inc.
5.90%, 04/15/35 (a)	125,000	127,221
5.38%, 03/01/49 (a)	75,000	66,688
SiriusPoint Ltd.
7.00%, 04/05/29 (a)	100,000	103,372
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	100,000	87,715
Transatlantic Holdings, Inc.
8.00%, 11/30/39 (a)	100,000	118,717
Travelers Cos., Inc.
4.95%, 07/24/31 (a)	200,000	199,276
5.05%, 07/24/35 (a)	90,000	87,687
6.75%, 06/20/36	150,000	164,497
6.25%, 06/15/37	150,000	159,259
5.35%, 11/01/40 (a)	300,000	288,975
4.60%, 08/01/43 (a)	100,000	86,345
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.30%, 08/25/45 (a)	75,000	60,674
3.75%, 05/15/46 (a)	100,000	74,486
4.00%, 05/30/47 (a)	200,000	152,990
4.05%, 03/07/48 (a)	100,000	76,769
4.10%, 03/04/49 (a)	100,000	76,998
2.55%, 04/27/50 (a)	200,000	114,072
3.05%, 06/08/51 (a)	200,000	124,516
5.45%, 05/25/53 (a)	300,000	276,825
5.70%, 07/24/55 (a)	130,000	124,553
Travelers Property Casualty Corp.
6.38%, 03/15/33	150,000	160,845
UnitedHealth Group, Inc.
2.95%, 10/15/27	250,000	246,007
5.25%, 02/15/28 (a)	200,000	202,050
3.85%, 06/15/28 (a)	300,000	296,331
4.40%, 06/15/28 (a)	90,000	89,704
3.88%, 12/15/28 (a)	150,000	147,480
4.25%, 01/15/29 (a)	450,000	445,342
4.70%, 04/15/29 (a)	100,000	99,946
4.00%, 05/15/29 (a)	600,000	588,924
2.88%, 08/15/29 (a)	200,000	189,872
4.80%, 01/15/30 (a)	325,000	324,626
5.30%, 02/15/30 (a)	350,000	354,658
2.00%, 05/15/30 (a)	325,000	293,335
4.65%, 01/15/31 (a)	140,000	138,359
4.90%, 04/15/31 (a)	200,000	199,560
2.30%, 05/15/31 (a)	400,000	354,912
4.95%, 01/15/32 (a)	350,000	348,012
4.20%, 05/15/32 (a)	375,000	359,145
5.35%, 02/15/33 (a)	525,000	529,620
4.50%, 04/15/33 (a)	375,000	360,135
5.00%, 04/15/34 (a)	275,000	269,307
5.15%, 07/15/34 (a)	500,000	493,970
5.30%, 06/15/35 (a)	280,000	278,617
4.63%, 07/15/35	250,000	236,690
5.80%, 03/15/36	268,000	274,965
6.50%, 06/15/37 (a)	100,000	107,296
6.63%, 11/15/37	150,000	162,826
6.88%, 02/15/38	300,000	330,900
3.50%, 08/15/39 (a)	350,000	279,559
2.75%, 05/15/40 (a)	325,000	233,844
5.70%, 10/15/40 (a)	75,000	74,810
5.95%, 02/15/41 (a)	100,000	101,194
3.05%, 05/15/41 (a)	400,000	291,480
4.63%, 11/15/41 (a)	150,000	131,025
4.38%, 03/15/42 (a)	100,000	84,637
3.95%, 10/15/42 (a)	250,000	199,725
4.25%, 03/15/43 (a)	200,000	164,490
5.50%, 07/15/44 (a)	400,000	378,300
4.75%, 07/15/45 (a)	575,000	492,240
4.20%, 01/15/47 (a)	150,000	117,438
4.25%, 04/15/47 (a)	225,000	177,295
3.75%, 10/15/47 (a)	200,000	144,756
4.25%, 06/15/48 (a)	400,000	311,980
4.45%, 12/15/48 (a)	325,000	259,919
3.70%, 08/15/49 (a)	275,000	193,721
2.90%, 05/15/50 (a)	350,000	212,317
3.25%, 05/15/51 (a)	550,000	352,451
4.75%, 05/15/52 (a)	550,000	451,577
5.88%, 02/15/53 (a)	525,000	504,656
5.05%, 04/15/53 (a)	525,000	449,872
5.38%, 04/15/54 (a)	475,000	425,039
5.63%, 07/15/54 (a)	700,000	650,195
5.95%, 06/15/55 (a)	140,000	137,329
3.88%, 08/15/59 (a)	400,000	271,216
3.13%, 05/15/60 (a)	225,000	128,835
4.95%, 05/15/62 (a)	300,000	244,632
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.05%, 02/15/63 (a)	425,000	412,012
5.20%, 04/15/63 (a)	475,000	402,738
5.50%, 04/15/64 (a)	325,000	289,009
5.75%, 07/15/64 (a)	475,000	439,394
Unum Group
4.00%, 06/15/29 (a)	100,000	97,515
5.25%, 12/15/35 (a)	150,000	144,483
5.75%, 08/15/42 (a)	100,000	95,684
4.50%, 12/15/49 (a)	75,000	57,704
4.13%, 06/15/51 (a)	175,000	125,676
6.00%, 06/15/54 (a)	75,000	70,435
Voya Financial, Inc.
5.00%, 09/20/34 (a)	75,000	72,408
5.05%, 03/02/36 (a)	100,000	94,853
5.70%, 07/15/43 (a)	125,000	119,319
4.80%, 06/15/46 (a)	50,000	42,361
4.70%, 01/23/48 (a)(b)	100,000	98,325
W.R. Berkley Corp.
4.75%, 08/01/44 (a)	75,000	64,615
4.00%, 05/12/50 (a)	250,000	182,785
3.55%, 03/30/52 (a)	100,000	67,308
3.15%, 09/30/61 (a)	100,000	57,874
Willis North America, Inc.
4.50%, 09/15/28 (a)	150,000	149,004
2.95%, 09/15/29 (a)	300,000	282,516
4.55%, 03/15/31 (a)	125,000	121,375
5.35%, 05/15/33 (a)	100,000	99,536
5.15%, 03/15/36 (a)	75,000	71,691
5.05%, 09/15/48 (a)	75,000	64,136
3.88%, 09/15/49 (a)	150,000	106,562
5.90%, 03/05/54 (a)	300,000	283,992
XL Group Ltd.
5.25%, 12/15/43 (a)	55,000	50,381
		86,259,296
REITs 0.6%
Agree LP
2.90%, 10/01/30 (a)	100,000	91,917
4.80%, 10/01/32 (a)	100,000	97,063
2.60%, 06/15/33 (a)	150,000	126,240
5.63%, 06/15/34 (a)	100,000	100,510
5.60%, 06/15/35 (a)	100,000	100,241
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 (a)	100,000	98,804
4.50%, 07/30/29 (a)	50,000	49,204
2.75%, 12/15/29 (a)	100,000	92,804
4.70%, 07/01/30 (a)	100,000	97,973
4.90%, 12/15/30 (a)	150,000	148,150
3.38%, 08/15/31 (a)	150,000	136,778
2.00%, 05/18/32 (a)	175,000	145,493
1.88%, 02/01/33 (a)	325,000	260,591
2.95%, 03/15/34 (a)	150,000	124,833
4.75%, 04/15/35 (a)	250,000	232,240
5.50%, 10/01/35 (a)	225,000	219,121
5.25%, 03/15/36 (a)	275,000	262,355
5.25%, 05/15/36 (a)	75,000	71,606
4.85%, 04/15/49 (a)	50,000	40,452
4.00%, 02/01/50 (a)	75,000	53,335
3.00%, 05/18/51 (a)	75,000	45,548
3.55%, 03/15/52 (a)	125,000	82,729
5.15%, 04/15/53 (a)	100,000	84,432
5.63%, 05/15/54 (a)	200,000	180,350
7.25%, 02/15/57 (a)(b)	250,000	249,817
American Assets Trust LP
3.38%, 02/01/31 (a)	125,000	113,321
6.15%, 10/01/34 (a)	100,000	99,343
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	99,146
4.90%, 02/15/29 (a)	100,000	99,900
4.95%, 06/15/30 (a)	100,000	99,187
2.38%, 07/15/31 (a)	100,000	87,579
3.63%, 04/15/32 (a)	150,000	137,150
5.50%, 02/01/34 (a)	350,000	347,924
5.50%, 07/15/34 (a)	100,000	99,261
5.25%, 03/15/35 (a)	75,000	73,027
3.38%, 07/15/51 (a)	75,000	48,342
4.30%, 04/15/52 (a)	50,000	37,664
Americold Realty Operating Partnership LP
5.60%, 05/15/32 (a)	75,000	74,573
5.41%, 09/12/34 (a)	100,000	95,536
Boston Properties LP
6.75%, 12/01/27 (a)	150,000	153,525
4.50%, 12/01/28 (a)	150,000	148,821
3.40%, 06/21/29 (a)	200,000	191,804
2.90%, 03/15/30 (a)	350,000	324,786
3.25%, 01/30/31 (a)	300,000	276,501
2.55%, 04/01/32 (a)	150,000	129,495
2.45%, 10/01/33 (a)	275,000	223,743
6.50%, 01/15/34 (a)	275,000	286,412
5.75%, 01/15/35 (a)	250,000	247,727
6.05%, 10/15/36 (a)	200,000	200,422
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	100,000	96,138
4.13%, 05/15/29 (a)	150,000	146,896
4.05%, 07/01/30 (a)	150,000	144,269
2.50%, 08/16/31 (a)	100,000	88,139
5.20%, 04/01/32 (a)	75,000	74,315
4.85%, 02/15/33 (a)	70,000	67,688
5.50%, 02/15/34 (a)	100,000	99,876
5.75%, 02/15/35 (a)	250,000	252,575
5.38%, 06/15/36 (a)	100,000	97,387
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	75,000	65,835
5.00%, 11/01/32 (a)	160,000	156,227
Camden Property Trust
3.15%, 07/01/29 (a)	200,000	191,400
2.80%, 05/15/30 (a)	275,000	254,974
4.90%, 01/15/34 (a)	100,000	97,316
4.90%, 02/28/36 (a)	150,000	142,857
3.35%, 11/01/49 (a)	50,000	33,616
COPT Defense Properties LP
2.00%, 01/15/29 (a)	150,000	140,301
4.50%, 10/15/30 (a)	70,000	68,251
2.75%, 04/15/31 (a)	200,000	179,520
2.90%, 12/01/33 (a)	75,000	63,289
Cousins Properties LP
5.25%, 07/15/30 (a)	250,000	250,085
5.38%, 02/15/32 (a)	75,000	74,966
4.88%, 03/01/33 (a)	100,000	95,761
5.88%, 10/01/34 (a)	100,000	100,763
CubeSmart LP
2.25%, 12/15/28 (a)	75,000	70,864
4.38%, 02/15/29 (a)	100,000	98,793
3.00%, 02/15/30 (a)	75,000	70,108
2.00%, 02/15/31 (a)	100,000	87,406
2.50%, 02/15/32 (a)	200,000	173,786
5.13%, 11/01/35 (a)	100,000	96,155
Digital Realty Trust LP
5.55%, 01/15/28 (a)	550,000	555,274
4.45%, 07/15/28 (a)	150,000	148,983
3.60%, 07/01/29 (a)	150,000	144,670
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DOC Dr. LLC
3.95%, 01/15/28 (a)	250,000	247,407
2.63%, 11/01/31 (a)	100,000	88,330
EPR Properties
4.95%, 04/15/28 (a)	250,000	249,502
3.75%, 08/15/29 (a)	100,000	96,010
4.75%, 11/15/30 (a)	100,000	97,036
3.60%, 11/15/31 (a)	100,000	91,001
ERP Operating LP
3.20%, 01/15/28 (a)	75,000	73,610
3.50%, 03/01/28 (a)	100,000	98,402
1.90%, 12/01/28 (a)	50,000	46,991
4.15%, 12/01/28 (a)	100,000	98,752
3.30%, 06/01/29 (a)	75,000	72,206
3.00%, 07/01/29 (a)	100,000	95,236
2.50%, 02/15/30 (a)	100,000	92,324
2.30%, 03/01/30 (a)	100,000	91,649
4.35%, 12/01/30 (a)	70,000	68,352
2.45%, 01/15/31 (a)	150,000	135,252
1.85%, 08/01/31 (a)	200,000	173,192
4.95%, 10/01/31 (a)	150,000	149,047
2.05%, 01/15/32 (a)	150,000	129,437
4.95%, 06/15/32 (a)	100,000	98,943
5.00%, 02/15/33 (a)	100,000	98,983
5.30%, 12/07/33 (a)	100,000	100,483
5.35%, 06/01/34 (a)	400,000	399,812
4.65%, 09/15/34 (a)	275,000	262,001
5.00%, 08/01/35 (a)	220,000	213,371
5.45%, 10/01/36 (a)	150,000	149,005
4.50%, 07/01/44 (a)	150,000	126,431
4.50%, 06/01/45 (a)	50,000	41,733
3.90%, 10/15/46 (a)	100,000	76,013
4.15%, 07/01/47 (a)	75,000	58,843
4.00%, 08/01/47 (a)	100,000	77,341
4.35%, 04/15/48 (a)	50,000	40,112
Essential Properties LP
2.95%, 07/15/31 (a)	100,000	89,749
5.40%, 12/01/35 (a)	75,000	72,581
5.38%, 07/15/36 (a)	100,000	96,248
Essex Portfolio LP
1.70%, 03/01/28 (a)	75,000	71,727
4.00%, 03/01/29 (a)	150,000	146,910
3.00%, 01/15/30 (a)	100,000	93,766
1.65%, 01/15/31 (a)	150,000	129,603
2.65%, 03/15/32 (a)	150,000	131,295
5.50%, 04/01/34 (a)	400,000	399,152
5.38%, 04/01/35 (a)	75,000	74,569
4.50%, 03/15/48 (a)	50,000	40,093
2.65%, 09/01/50 (a)	100,000	56,954
Extra Space Storage LP
3.88%, 12/15/27 (a)	250,000	247,667
5.70%, 04/01/28 (a)	150,000	152,002
3.90%, 04/01/29 (a)	75,000	73,082
4.00%, 06/15/29 (a)	100,000	97,456
5.50%, 07/01/30 (a)	250,000	252,820
2.20%, 10/15/30 (a)	50,000	44,627
5.90%, 01/15/31 (a)	100,000	102,601
2.55%, 06/01/31 (a)	100,000	88,876
2.40%, 10/15/31 (a)	150,000	130,974
4.90%, 02/01/32 (a)	150,000	147,612
2.35%, 03/15/32 (a)	150,000	128,795
4.95%, 01/15/33 (a)	150,000	146,055
5.40%, 02/01/34 (a)	250,000	248,002
5.35%, 01/15/35 (a)	225,000	221,706
5.40%, 06/15/35 (a)	100,000	98,626
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Federal Realty OP LP
5.38%, 05/01/28 (a)	75,000	75,640
3.20%, 06/15/29 (a)	75,000	71,761
3.50%, 06/01/30 (a)	250,000	237,452
4.50%, 12/01/44 (a)	100,000	83,016
First Industrial LP
5.25%, 01/15/31 (a)	100,000	99,897
Healthcare Realty Holdings LP
3.10%, 02/15/30 (a)	150,000	140,412
2.00%, 03/15/31 (a)	250,000	217,335
Healthpeak OP LLC
2.13%, 12/01/28 (a)	75,000	70,742
3.50%, 07/15/29 (a)	150,000	144,189
3.00%, 01/15/30 (a)	200,000	187,322
2.88%, 01/15/31 (a)	150,000	136,470
5.25%, 12/15/32 (a)	150,000	148,504
4.75%, 01/15/33 (a)	150,000	144,653
5.38%, 02/15/35 (a)	95,000	93,523
6.75%, 02/01/41 (a)	150,000	159,991
Highwoods Realty LP
4.13%, 03/15/28 (a)	200,000	197,202
4.20%, 04/15/29 (a)	100,000	97,595
3.05%, 02/15/30 (a)	100,000	92,981
2.60%, 02/01/31 (a)	100,000	88,790
5.35%, 01/15/33 (a)	60,000	58,779
7.65%, 02/01/34 (a)	75,000	82,316
Host Hotels & Resorts LP
4.25%, 12/15/28 (a)	70,000	68,968
3.38%, 12/15/29 (a)	150,000	142,236
3.50%, 09/15/30 (a)	200,000	187,280
2.90%, 12/15/31 (a)	125,000	110,450
5.70%, 06/15/32 (a)	100,000	100,975
5.70%, 07/01/34 (a)	200,000	199,716
5.50%, 04/15/35 (a)	225,000	220,372
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	200,000	189,324
5.45%, 08/15/30 (a)	100,000	100,560
2.00%, 08/15/31 (a)	100,000	85,519
4.95%, 02/01/32 (a)	125,000	122,455
4.15%, 04/15/32 (a)	100,000	93,918
4.95%, 01/15/33 (a)	100,000	97,089
5.50%, 08/15/33 (a)	100,000	99,878
2.70%, 01/15/34 (a)	300,000	247,626
4.88%, 02/01/35 (a)	100,000	94,715
Kilroy Realty LP
4.75%, 12/15/28 (a)	100,000	99,036
4.25%, 08/15/29 (a)	120,000	116,351
3.05%, 02/15/30 (a)	75,000	68,934
2.50%, 11/15/32 (a)	75,000	61,706
2.65%, 11/15/33 (a)	275,000	220,102
5.88%, 10/15/35 (a)	120,000	116,036
6.25%, 01/15/36 (a)	75,000	74,318
Kimco Realty OP LLC
1.90%, 03/01/28 (a)	100,000	96,098
2.70%, 10/01/30 (a)	100,000	92,093
2.25%, 12/01/31 (a)	100,000	87,240
3.20%, 04/01/32 (a)	100,000	90,706
4.60%, 02/01/33 (a)	200,000	192,994
6.40%, 03/01/34 (a)	100,000	105,890
4.85%, 03/01/35 (a)	225,000	215,563
5.30%, 02/01/36 (a)	90,000	88,931
4.25%, 04/01/45 (a)	200,000	162,492
4.13%, 12/01/46 (a)	100,000	78,537
4.45%, 09/01/47 (a)	100,000	81,866
3.70%, 10/01/49 (a)	75,000	53,675
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kite Realty Group LP
4.95%, 12/15/31 (a)	150,000	147,532
5.20%, 08/15/32 (a)	50,000	49,570
5.50%, 03/01/34 (a)	75,000	74,687
Kite Realty Group Trust
4.75%, 09/15/30 (a)	100,000	98,680
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.50%, 08/01/30 (a)	125,000	125,040
Lineage OP LP
5.25%, 07/15/30 (a)	140,000	139,341
LXP Industrial Trust
2.70%, 09/15/30 (a)	75,000	67,905
2.38%, 10/01/31 (a)	75,000	65,558
Mid-America Apartments LP
4.20%, 06/15/28 (a)	100,000	99,170
3.95%, 03/15/29 (a)	300,000	293,829
2.75%, 03/15/30 (a)	100,000	92,981
1.70%, 02/15/31 (a)	100,000	86,757
5.30%, 02/15/32 (a)	75,000	75,577
4.65%, 01/15/33 (a)	70,000	67,544
5.00%, 03/15/34 (a)	75,000	73,112
4.95%, 03/01/35 (a)	100,000	96,679
2.88%, 09/15/51 (a)	50,000	30,044
National Health Investors, Inc.
3.00%, 02/01/31 (a)	100,000	89,810
5.35%, 02/01/33 (a)	60,000	58,538
NNN REIT, Inc.
3.50%, 10/15/27 (a)	100,000	98,786
4.30%, 10/15/28 (a)	100,000	99,054
2.50%, 04/15/30 (a)	100,000	91,682
4.60%, 02/15/31 (a)	125,000	122,620
5.60%, 10/15/33 (a)	225,000	227,036
5.50%, 06/15/34 (a)	200,000	199,932
4.80%, 10/15/48 (a)	50,000	41,890
3.10%, 04/15/50 (a)	100,000	62,750
3.50%, 04/15/51 (a)	75,000	50,520
3.00%, 04/15/52 (a)	100,000	60,395
Omega Healthcare Investors, Inc.
4.75%, 01/15/28 (a)	100,000	99,751
3.63%, 10/01/29 (a)	225,000	214,904
5.20%, 07/01/30 (a)	110,000	109,280
3.38%, 02/01/31 (a)	150,000	137,876
3.25%, 04/15/33 (a)	200,000	173,856
Phillips Edison Grocery Center Operating Partnership I LP
5.25%, 08/15/32 (a)	60,000	59,679
4.75%, 03/15/33 (a)	300,000	287,928
5.75%, 07/15/34 (a)	50,000	50,461
4.95%, 01/15/35 (a)	50,000	47,748
Piedmont Operating Partnership LP
6.88%, 07/15/29 (a)	75,000	77,858
3.15%, 08/15/30 (a)	150,000	137,144
2.75%, 04/01/32 (a)	125,000	106,586
5.63%, 01/15/33 (a)	70,000	68,788
Prologis LP
3.38%, 12/15/27 (a)	75,000	74,014
4.88%, 06/15/28 (a)	150,000	150,795
3.88%, 09/15/28 (a)	150,000	147,825
4.00%, 09/15/28 (a)	75,000	74,094
4.38%, 02/01/29 (a)	50,000	49,603
2.88%, 11/15/29 (a)	50,000	47,120
2.25%, 04/15/30 (a)	200,000	182,498
1.75%, 07/01/30 (a)	75,000	66,797
1.25%, 10/15/30 (a)	600,000	518,130
4.75%, 01/15/31 (a)	100,000	99,481
1.75%, 02/01/31 (a)	100,000	87,142
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.63%, 03/15/31 (a)	100,000	86,368
4.25%, 06/15/31 (a)	125,000	121,138
2.25%, 01/15/32 (a)	100,000	86,658
4.63%, 01/15/33 (a)	150,000	145,900
4.75%, 06/15/33 (a)	150,000	146,247
5.13%, 01/15/34 (a)	150,000	148,312
5.00%, 03/15/34 (a)	275,000	269,098
5.00%, 01/31/35 (a)	200,000	194,240
5.25%, 05/15/35 (a)	225,000	222,127
4.90%, 06/15/36 (a)	200,000	190,532
4.38%, 09/15/48 (a)	75,000	60,218
3.05%, 03/01/50 (a)	50,000	31,619
3.00%, 04/15/50 (a)	150,000	94,022
2.13%, 10/15/50 (a)	150,000	76,938
5.25%, 06/15/53 (a)	300,000	270,879
5.25%, 03/15/54 (a)	275,000	247,712
Public Storage Operating Co.
3.09%, 09/15/27 (a)	50,000	49,359
1.85%, 05/01/28 (a)	150,000	143,516
1.95%, 11/09/28 (a)	100,000	94,370
5.13%, 01/15/29 (a)	100,000	101,126
3.39%, 05/01/29 (a)	150,000	144,979
4.38%, 07/01/30 (a)	250,000	246,027
2.30%, 05/01/31 (a)	100,000	88,945
2.25%, 11/09/31 (a)	100,000	87,512
4.70%, 02/01/32 (a)	100,000	98,222
5.10%, 08/01/33 (a)	200,000	198,698
5.00%, 07/01/35 (a)	75,000	72,897
5.00%, 12/15/35 (a)	225,000	218,137
5.15%, 08/15/36 (a)	150,000	146,004
5.35%, 08/01/53 (a)	275,000	250,748
Realty Income Corp.
3.40%, 01/15/28 (a)	100,000	98,400
3.65%, 01/15/28 (a)	250,000	246,852
2.10%, 03/15/28 (a)	100,000	96,335
2.20%, 06/15/28 (a)	100,000	95,802
4.70%, 12/15/28 (a)	150,000	149,944
3.95%, 02/01/29 (a)	70,000	68,734
4.75%, 02/15/29 (a)	100,000	100,001
3.25%, 06/15/29 (a)	75,000	71,978
4.00%, 07/15/29 (a)	100,000	97,866
3.10%, 12/15/29 (a)	100,000	94,693
3.40%, 01/15/30 (a)	200,000	190,322
4.85%, 03/15/30 (a)	150,000	149,734
3.25%, 01/15/31 (a)	200,000	186,142
3.20%, 02/15/31 (a)	150,000	138,956
2.70%, 02/15/32 (a)	75,000	66,142
5.63%, 10/13/32 (a)	150,000	153,216
2.85%, 12/15/32 (a)	275,000	240,691
4.50%, 02/01/33 (a)	70,000	66,964
1.80%, 03/15/33 (a)	100,000	81,602
4.75%, 04/15/33 (a)	200,000	193,946
4.90%, 07/15/33 (a)	225,000	219,465
5.13%, 02/15/34 (a)	250,000	245,795
5.13%, 04/15/35 (a)	200,000	195,122
4.65%, 03/15/47 (a)	100,000	84,174
5.38%, 09/01/54 (a)	100,000	92,666
Regency Centers LP
4.13%, 03/15/28 (a)	150,000	148,945
2.95%, 09/15/29 (a)	150,000	141,870
3.70%, 06/15/30 (a)	100,000	95,636
5.00%, 07/15/32 (a)	100,000	99,032
4.50%, 03/15/33 (a)	75,000	71,699
5.25%, 01/15/34 (a)	75,000	74,318
5.10%, 01/15/35 (a)	150,000	146,566
4.40%, 02/01/47 (a)	100,000	81,796
4.65%, 03/15/49 (a)	75,000	62,375
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rexford Industrial Realty LP
5.00%, 06/15/28 (a)	75,000	75,170
2.15%, 09/01/31 (a)	150,000	129,348
Sabra Health Care LP
3.90%, 10/15/29 (a)	100,000	96,652
3.20%, 12/01/31 (a)	150,000	134,493
Safehold GL Holdings LLC
2.80%, 06/15/31 (a)	125,000	111,661
2.85%, 01/15/32 (a)	100,000	88,152
6.10%, 04/01/34 (a)	75,000	77,007
5.65%, 01/15/35 (a)	100,000	99,229
Simon Property Group LP
3.38%, 12/01/27 (a)	150,000	148,042
1.75%, 02/01/28 (a)	175,000	168,397
2.45%, 09/13/29 (a)	450,000	420,538
2.65%, 07/15/30 (a)	150,000	138,165
4.38%, 10/01/30 (a)	150,000	147,088
4.30%, 01/15/31 (a)	150,000	145,855
2.20%, 02/01/31 (a)	150,000	133,626
2.25%, 01/15/32 (a)	225,000	194,825
2.65%, 02/01/32 (a)	250,000	220,687
5.50%, 03/08/33 (a)	150,000	151,927
6.25%, 01/15/34 (a)	100,000	105,168
4.75%, 09/26/34 (a)	300,000	286,755
5.13%, 10/01/35 (a)	350,000	341,631
6.75%, 02/01/40 (a)	200,000	218,200
4.75%, 03/15/42 (a)	100,000	88,827
4.25%, 10/01/44 (a)	75,000	61,124
4.25%, 11/30/46 (a)	100,000	79,373
3.25%, 09/13/49 (a)	250,000	163,790
3.80%, 07/15/50 (a)	175,000	125,883
5.85%, 03/08/53 (a)	225,000	218,722
6.65%, 01/15/54 (a)	200,000	214,484
Store Capital LLC
4.50%, 03/15/28 (a)	100,000	99,307
4.63%, 03/15/29 (a)	100,000	98,780
5.40%, 04/30/30 (a)	75,000	75,090
2.75%, 11/18/30 (a)	125,000	112,004
4.95%, 02/11/31 (a)	125,000	122,260
2.70%, 12/01/31 (a)	75,000	65,268
Sun Communities Operating LP
2.30%, 11/01/28 (a)	100,000	94,756
2.70%, 07/15/31 (a)	275,000	244,398
4.20%, 04/15/32 (a)	100,000	94,155
Tanger Properties LP
2.75%, 09/01/31 (a)	100,000	88,893
UDR, Inc.
3.50%, 01/15/28 (a)	100,000	98,393
3.20%, 01/15/30 (a)	150,000	141,549
3.00%, 08/15/31 (a)	100,000	90,493
2.10%, 08/01/32 (a)	150,000	125,714
1.90%, 03/15/33 (a)	75,000	60,930
2.10%, 06/15/33 (a)	100,000	81,526
5.13%, 09/01/34 (a)	75,000	73,082
3.10%, 11/01/34 (a)	150,000	126,407
Ventas Realty LP
4.00%, 03/01/28 (a)	100,000	98,899
4.40%, 01/15/29 (a)	150,000	148,554
3.00%, 01/15/30 (a)	250,000	234,240
4.75%, 11/15/30 (a)	100,000	98,673
2.50%, 09/01/31 (a)	150,000	132,225
5.10%, 07/15/32 (a)	175,000	173,484
5.63%, 07/01/34 (a)	225,000	226,676
5.00%, 01/15/35 (a)	125,000	120,471
5.00%, 02/15/36 (a)	75,000	71,773
5.70%, 09/30/43 (a)	100,000	96,292
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 02/01/45 (a)	100,000	81,231
4.88%, 04/15/49 (a)	50,000	41,980
Welltower OP LLC
4.25%, 04/15/28 (a)	300,000	298,332
2.05%, 01/15/29 (a)	100,000	94,045
4.13%, 03/15/29 (a)	150,000	147,760
3.10%, 01/15/30 (a)	250,000	235,937
4.50%, 07/01/30 (a)	250,000	246,365
2.75%, 01/15/31 (a)	150,000	136,883
2.80%, 06/01/31 (a)	125,000	113,554
2.75%, 01/15/32 (a)	100,000	89,173
3.85%, 06/15/32 (a)	150,000	140,867
5.13%, 07/01/35 (a)	375,000	368,021
6.50%, 03/15/41 (a)	150,000	160,863
4.95%, 09/01/48 (a)	100,000	88,317
WP Carey, Inc.
3.85%, 07/15/29 (a)	75,000	72,887
4.65%, 07/15/30 (a)	70,000	68,835
2.40%, 02/01/31 (a)	100,000	89,030
2.45%, 02/01/32 (a)	75,000	64,878
2.25%, 04/01/33 (a)	100,000	82,352
5.38%, 06/30/34 (a)	200,000	197,536
5.20%, 09/15/36 (a)	100,000	96,052
		51,159,545
		638,140,185

Industrial 13.8%
Basic Industry 0.6%
Air Products & Chemicals, Inc.
4.30%, 06/11/28 (a)	110,000	109,585
4.60%, 02/08/29 (a)	225,000	224,617
2.05%, 05/15/30 (a)	300,000	271,518
4.75%, 02/08/31 (a)	100,000	99,415
4.90%, 10/11/32 (a)	90,000	89,344
4.80%, 03/03/33 (a)	200,000	197,680
4.85%, 02/08/34 (a)	350,000	342,030
2.70%, 05/15/40 (a)	150,000	107,466
2.80%, 05/15/50 (a)	270,000	162,562
Albemarle Corp.
5.05%, 06/01/32 (a)	100,000	98,229
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (a)	200,000	188,866
6.50%, 04/15/40 (a)	100,000	104,071
ArcelorMittal SA
6.55%, 11/29/27 (a)	325,000	331,731
4.25%, 07/16/29 (a)	100,000	98,319
6.80%, 11/29/32 (a)	250,000	270,507
6.00%, 06/17/34 (a)	100,000	103,138
5.38%, 05/19/36 (a)	260,000	253,347
7.00%, 10/15/39	200,000	216,988
6.75%, 03/01/41 (a)(g)	100,000	105,753
6.35%, 06/17/54 (a)	200,000	205,906
Barrick Mining Corp.
6.45%, 10/15/35	150,000	160,620
5.25%, 04/01/42 (a)	75,000	70,189
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	350,000	341,558
5.75%, 05/01/43 (a)	150,000	145,283
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/39	150,000	151,278
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 (a)	500,000	501,320
5.10%, 09/08/28 (a)	150,000	151,273
5.00%, 02/21/30 (a)	200,000	200,768
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 09/08/30 (a)	150,000	151,783
5.13%, 02/21/32 (a)	150,000	150,409
4.90%, 02/28/33 (a)	150,000	147,792
5.25%, 09/08/33 (a)	400,000	401,080
5.30%, 02/21/35 (a)	325,000	324,103
5.00%, 02/15/36 (a)	100,000	97,643
4.13%, 02/24/42 (a)	320,000	267,149
5.00%, 09/30/43 (d)	650,000	592,793
5.50%, 09/08/53 (a)	275,000	260,771
5.75%, 09/05/55 (a)	275,000	267,674
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	146,168
Celulosa Arauco y Constitucion SA
5.50%, 11/02/47 (a)	200,000	171,622
CF Industries, Inc.
5.15%, 03/15/34 (a)	275,000	269,219
5.30%, 11/26/35 (a)	180,000	175,216
4.95%, 06/01/43	275,000	242,448
5.38%, 03/15/44 (a)	150,000	138,162
Dow Chemical Co.
4.80%, 11/30/28 (a)	100,000	99,979
7.38%, 11/01/29	175,000	188,592
2.10%, 11/15/30 (a)	150,000	132,327
4.80%, 01/15/31 (a)	325,000	318,887
6.30%, 03/15/33 (a)	175,000	182,707
5.15%, 02/15/34 (a)	150,000	145,898
4.25%, 10/01/34 (a)	150,000	135,537
5.35%, 03/15/35 (a)	75,000	73,194
5.65%, 03/15/36 (a)	200,000	196,554
9.40%, 05/15/39	100,000	129,631
5.25%, 11/15/41 (a)	175,000	155,885
4.38%, 11/15/42 (a)	400,000	318,028
4.63%, 10/01/44 (a)	100,000	79,870
5.55%, 11/30/48 (a)	275,000	240,380
4.80%, 05/15/49 (a)	200,000	157,674
3.60%, 11/15/50 (a)	225,000	146,057
6.90%, 05/15/53 (a)(d)	225,000	234,893
5.60%, 02/15/54 (a)	225,000	196,549
5.95%, 03/15/55 (a)	100,000	91,877
DuPont de Nemours, Inc.
4.73%, 11/15/28 (a)	200,000	199,652
4.73%, 11/15/28 (a)(e)	261,000	260,230
5.32%, 11/15/38 (a)	150,000	144,516
5.42%, 11/15/48 (a)	285,000	261,197
Eastman Chemical Co.
4.50%, 12/01/28 (a)	150,000	148,806
5.00%, 08/01/29 (a)	175,000	175,129
4.50%, 02/20/31 (a)	150,000	145,347
5.75%, 03/08/33 (a)	100,000	101,849
5.63%, 02/20/34 (a)	200,000	200,154
4.80%, 09/01/42 (a)	100,000	86,258
4.65%, 10/15/44 (a)	300,000	248,688
Ecolab, Inc.
3.25%, 12/01/27 (a)	150,000	147,731
5.25%, 01/15/28 (a)	100,000	100,924
4.30%, 06/15/28 (a)	100,000	99,617
4.60%, 06/15/29 (a)	325,000	323,957
4.80%, 03/24/30 (a)	225,000	224,597
1.30%, 01/30/31 (a)	100,000	85,646
4.80%, 06/15/31 (a)	250,000	248,167
2.13%, 02/01/32 (a)	150,000	129,632
5.15%, 06/15/33 (a)	400,000	398,236
5.00%, 09/01/35 (a)	250,000	243,915
5.35%, 06/15/36 (a)	375,000	372,397
5.50%, 12/08/41 (a)	75,000	73,610
3.95%, 12/01/47 (a)	75,000	57,577
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 08/15/50 (a)	100,000	51,575
2.70%, 12/15/51 (a)	325,000	188,763
2.75%, 08/18/55 (a)	150,000	85,098
EIDP, Inc.
2.30%, 07/15/30 (a)	442,000	398,472
5.13%, 05/15/32 (a)	100,000	98,597
4.80%, 05/15/33 (a)	150,000	143,261
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	150,000	150,007
4.13%, 03/01/28 (a)	100,000	99,003
4.38%, 08/01/28 (a)	100,000	99,214
5.25%, 09/01/29 (a)	100,000	100,310
4.25%, 03/01/30 (a)	75,000	73,280
4.63%, 08/01/30 (a)	200,000	196,636
5.40%, 11/14/34 (a)	200,000	199,408
5.45%, 03/15/43 (a)	500,000	470,270
Georgia-Pacific LLC
7.75%, 11/15/29	200,000	217,158
8.88%, 05/15/31	100,000	115,703
Gerdau Trade, Inc.
5.75%, 06/09/35 (a)	120,000	120,878
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	99,313
4.38%, 06/01/47 (a)	75,000	59,497
5.00%, 09/26/48 (a)	150,000	128,387
International Paper Co.
5.00%, 09/15/35 (a)	75,000	71,937
7.30%, 11/15/39	100,000	110,731
6.00%, 11/15/41 (a)	100,000	99,475
4.80%, 06/15/44 (a)	300,000	253,764
5.15%, 05/15/46 (a)	100,000	87,283
4.40%, 08/15/47 (a)	275,000	215,715
4.35%, 08/15/48 (a)	150,000	115,454
Kinross Gold Corp.
6.25%, 07/15/33 (a)	100,000	104,503
Linde, Inc.
1.10%, 08/10/30 (a)	100,000	87,006
3.55%, 11/07/42 (a)	225,000	172,935
2.00%, 08/10/50 (a)	100,000	51,040
Lubrizol Corp.
6.50%, 10/01/34	75,000	81,283
LYB International Finance BV
5.25%, 07/15/43	150,000	130,101
4.88%, 03/15/44 (a)	325,000	267,481
LYB International Finance III LLC
2.25%, 10/01/30 (a)	100,000	89,190
5.13%, 01/15/31 (a)	90,000	89,298
5.63%, 05/15/33 (a)	225,000	224,867
5.50%, 03/01/34 (a)	150,000	147,731
6.15%, 05/15/35 (a)	100,000	101,690
5.88%, 01/15/36 (a)	255,000	253,258
3.38%, 10/01/40 (a)	150,000	108,705
4.20%, 10/15/49 (a)	200,000	142,500
4.20%, 05/01/50 (a)	375,000	266,827
3.63%, 04/01/51 (a)	425,000	274,584
3.80%, 10/01/60 (a)	100,000	61,582
LyondellBasell Industries NV
4.63%, 02/26/55 (a)	175,000	130,363
Mosaic Co.
4.35%, 01/15/29 (a)	90,000	88,557
4.60%, 11/15/30 (a)	70,000	68,224
5.35%, 08/17/31 (a)	250,000	248,767
5.45%, 11/15/33 (a)	325,000	322,101
5.65%, 01/15/34 (a)	100,000	99,048
5.90%, 08/17/36 (a)	100,000	98,527
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 11/15/41 (a)	100,000	87,684
5.63%, 11/15/43 (a)	100,000	92,327
NewMarket Corp.
2.70%, 03/18/31 (a)	100,000	89,722
Newmont Corp.
2.60%, 07/15/32 (a)	140,000	123,700
5.88%, 04/01/35 (a)	100,000	103,576
4.88%, 03/15/42 (a)	205,000	187,753
5.45%, 06/09/44 (a)	100,000	95,667
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30 (a)	79,000	74,798
5.35%, 03/15/34 (a)	350,000	352,376
4.20%, 05/13/50 (a)	75,000	58,304
Nucor Corp.
3.95%, 05/01/28 (a)	150,000	148,639
2.70%, 06/01/30 (a)	150,000	138,828
4.65%, 06/01/30 (a)	100,000	99,302
3.13%, 04/01/32 (a)	100,000	90,959
5.10%, 06/01/35 (a)	100,000	98,626
6.40%, 12/01/37	150,000	160,633
5.20%, 08/01/43 (a)	75,000	70,485
4.40%, 05/01/48 (a)	100,000	82,141
3.85%, 04/01/52 (a)	100,000	72,850
2.98%, 12/15/55 (a)	200,000	118,964
Nutrien Ltd.
4.90%, 03/27/28 (a)	150,000	150,363
4.20%, 04/01/29 (a)	175,000	172,280
2.95%, 05/13/30 (a)	150,000	139,820
4.85%, 05/29/31 (a)	150,000	148,446
5.25%, 03/12/32 (a)	100,000	100,112
5.40%, 06/21/34 (a)	275,000	274,268
4.13%, 03/15/35 (a)	75,000	67,499
5.35%, 05/29/36 (a)	150,000	146,655
5.88%, 12/01/36	200,000	201,920
5.63%, 12/01/40 (a)	100,000	96,786
6.13%, 01/15/41 (a)	120,000	122,141
4.90%, 06/01/43 (a)	100,000	87,314
5.25%, 01/15/45 (a)	125,000	113,260
5.00%, 04/01/49 (a)	250,000	213,795
3.95%, 05/13/50 (a)	150,000	109,043
5.80%, 03/27/53 (a)	150,000	142,728
Packaging Corp. of America
3.40%, 12/15/27 (a)	75,000	73,883
3.00%, 12/15/29 (a)	150,000	141,489
5.70%, 12/01/33 (a)	150,000	153,115
5.20%, 08/15/35 (a)	150,000	147,023
4.05%, 12/15/49 (a)	150,000	112,382
3.05%, 10/01/51 (a)	150,000	92,736
PPG Industries, Inc.
3.75%, 03/15/28 (a)	250,000	246,637
2.80%, 08/15/29 (a)	100,000	94,398
2.55%, 06/15/30 (a)	100,000	91,825
4.38%, 03/15/31 (a)	130,000	126,495
Rayonier LP
2.75%, 05/17/31 (a)	200,000	177,816
Reliance, Inc.
2.15%, 08/15/30 (a)	200,000	179,038
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	100,000	108,790
6.13%, 12/15/33	150,000	157,278
5.75%, 06/01/35	75,000	76,612
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28 (a)	250,000	261,222
5.20%, 11/02/40	350,000	333,441
2.75%, 11/02/51 (a)	250,000	147,305
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rio Tinto Finance USA PLC
4.50%, 03/14/28 (a)	150,000	149,946
4.88%, 03/14/30 (a)	475,000	475,252
5.00%, 03/14/32 (a)	325,000	323,791
5.00%, 03/09/33 (a)	150,000	149,019
5.25%, 03/14/35 (a)	425,000	422,467
4.75%, 03/22/42 (a)	100,000	89,745
4.13%, 08/21/42 (a)	300,000	248,325
5.13%, 03/09/53 (a)	325,000	289,247
5.75%, 03/14/55 (a)	475,000	460,156
5.88%, 03/14/65 (a)	150,000	145,823
Rohm & Haas Co.
7.85%, 07/15/29	100,000	108,161
RPM International, Inc.
4.55%, 03/01/29 (a)	100,000	99,153
2.95%, 01/15/32 (a)	75,000	66,960
5.25%, 06/01/45 (a)	75,000	67,108
4.25%, 01/15/48 (a)	25,000	19,390
Sherwin-Williams Co.
4.55%, 03/01/28 (a)	75,000	74,873
4.30%, 08/15/28 (a)	100,000	99,165
2.95%, 08/15/29 (a)	225,000	213,172
2.30%, 05/15/30 (a)	100,000	90,959
4.50%, 08/15/30 (a)	100,000	98,290
4.80%, 09/01/31 (a)	175,000	172,800
2.20%, 03/15/32 (a)	200,000	172,720
5.15%, 08/15/35 (a)	225,000	220,403
4.00%, 12/15/42 (a)	50,000	39,466
4.55%, 08/01/45 (a)	75,000	62,032
4.50%, 06/01/47 (a)	375,000	304,639
3.80%, 08/15/49 (a)	100,000	72,300
3.30%, 05/15/50 (a)	100,000	64,934
2.90%, 03/15/52 (a)	100,000	59,229
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (a)	200,000	201,142
5.44%, 04/03/34 (a)	200,000	199,632
5.78%, 04/03/54 (a)	200,000	191,328
Smurfit Westrock Financing DAC
5.42%, 01/15/35 (a)	200,000	198,244
5.19%, 01/15/36 (a)	200,000	193,894
Southern Copper Corp.
7.50%, 07/27/35	250,000	282,705
5.35%, 06/24/36 (a)	325,000	316,378
6.75%, 04/16/40	350,000	377,391
5.25%, 11/08/42	250,000	230,105
5.88%, 04/23/45 (a)	400,000	392,560
Steel Dynamics, Inc.
1.65%, 10/15/27 (a)	75,000	72,642
4.00%, 12/15/28 (a)	120,000	117,994
3.45%, 04/15/30 (a)	250,000	237,052
3.25%, 01/15/31 (a)	275,000	255,720
5.38%, 08/15/34 (a)	125,000	124,313
5.25%, 05/15/35 (a)	250,000	245,570
3.25%, 10/15/50 (a)	75,000	48,343
5.75%, 05/15/55 (a)	75,000	71,575
Suzano Austria GmbH
2.50%, 09/15/28 (a)	300,000	285,237
6.00%, 01/15/29 (a)	400,000	406,164
5.00%, 01/15/30 (a)	200,000	196,714
4.00%, 01/15/31 (a)	375,000	351,799
3.13%, 01/15/32 (a)	200,000	176,616
Suzano Netherlands BV
5.50%, 01/15/36 (a)	200,000	192,044
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	475,000	451,810
6.13%, 06/12/33 (a)	425,000	438,902
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
8.25%, 01/17/34	75,000	87,071
6.88%, 11/21/36	150,000	163,465
6.88%, 11/10/39 (a)	200,000	217,276
6.40%, 06/28/54 (a)	475,000	469,352
Vale SA
5.63%, 09/11/42	100,000	96,491
Vylor, Inc.
5.13%, 08/15/31 (a)(e)	150,000	149,688
5.63%, 08/15/36 (a)(e)	150,000	149,971
Westlake Corp.
3.38%, 06/15/30 (a)	100,000	94,248
5.55%, 11/15/35 (a)	110,000	107,278
2.88%, 08/15/41 (a)	75,000	50,737
5.00%, 08/15/46 (a)	375,000	317,287
4.38%, 11/15/47 (a)	100,000	75,432
3.13%, 08/15/51 (a)	125,000	74,021
6.38%, 11/15/55 (a)	110,000	105,938
3.38%, 08/15/61 (a)	100,000	56,807
WestRock MWV LLC
8.20%, 01/15/30	100,000	109,681
7.95%, 02/15/31	150,000	165,978
Weyerhaeuser Co.
4.00%, 11/15/29 (a)	150,000	145,752
4.00%, 04/15/30 (a)	150,000	144,908
7.38%, 03/15/32	200,000	219,904
3.38%, 03/09/33 (a)	100,000	89,161
4.00%, 03/09/52 (a)	250,000	179,870
WRKCo, Inc.
4.00%, 03/15/28 (a)	150,000	148,353
3.90%, 06/01/28 (a)	100,000	98,443
4.90%, 03/15/29 (a)	100,000	100,001
4.20%, 06/01/32 (a)	275,000	260,945
3.00%, 06/15/33 (a)	150,000	130,505
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(e)	150,000	131,348
		47,179,660
Capital Goods 1.3%
3M Co.
2.88%, 10/15/27 (a)	350,000	343,868
3.63%, 09/14/28 (a)	150,000	147,164
3.38%, 03/01/29 (a)	200,000	193,684
2.38%, 08/26/29 (a)	350,000	327,064
4.80%, 03/15/30 (a)	150,000	149,742
3.05%, 04/15/30 (a)	200,000	187,832
5.15%, 03/15/35 (a)	100,000	98,754
5.70%, 03/15/37	150,000	152,472
3.88%, 06/15/44 (a)	75,000	57,456
3.13%, 09/19/46 (a)	100,000	66,054
3.63%, 10/15/47 (a)	125,000	88,735
4.00%, 09/14/48 (a)	325,000	244,449
3.25%, 08/26/49 (a)	250,000	164,160
3.70%, 04/15/50 (a)	225,000	158,319
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	100,000	98,874
4.38%, 05/08/42	150,000	128,222
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	100,000	88,845
AGCO Corp.
5.80%, 03/21/34 (a)	125,000	125,406
Allegion PLC
3.50%, 10/01/29 (a)	100,000	95,785
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (a)	75,000	74,162
5.41%, 07/01/32 (a)	200,000	201,390
5.60%, 05/29/34 (a)	75,000	75,488
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	100,000	99,525
5.63%, 05/26/33 (a)	175,000	177,000
Amcor Flexibles North America, Inc.
4.80%, 03/17/28	150,000	150,159
4.25%, 03/08/29 (a)	200,000	197,110
5.10%, 03/17/30 (a)	320,000	320,794
2.63%, 06/19/30 (a)	100,000	91,769
2.69%, 05/25/31 (a)	150,000	134,661
5.50%, 03/17/35 (a)	200,000	199,238
5.13%, 03/12/36 (a)	200,000	192,598
Amcor Group Finance PLC
5.45%, 05/23/29 (a)	100,000	101,368
Amphenol Corp.
3.80%, 11/15/27 (a)	450,000	446,706
4.38%, 06/12/28 (a)	190,000	189,194
3.90%, 11/15/28 (a)	200,000	196,858
5.05%, 04/05/29 (a)	75,000	75,563
4.35%, 06/01/29 (a)	100,000	99,042
2.80%, 02/15/30 (a)	275,000	256,759
4.13%, 11/15/30 (a)	250,000	242,272
2.20%, 09/15/31 (a)	200,000	175,296
4.40%, 02/15/33 (a)	300,000	287,061
5.25%, 04/05/34 (a)	150,000	149,613
5.00%, 01/15/35 (a)	225,000	219,535
4.63%, 02/15/36 (a)	400,000	376,176
5.38%, 11/15/54 (a)	150,000	138,386
5.30%, 11/15/55 (a)	425,000	385,432
Amrize Finance U.S. LLC
4.70%, 04/07/28 (a)	225,000	224,926
4.95%, 04/07/30 (a)	400,000	399,200
5.40%, 04/07/35 (a)	200,000	197,978
7.13%, 07/15/36 (a)	100,000	110,245
4.75%, 09/22/46 (a)	100,000	84,369
AptarGroup, Inc.
4.75%, 03/30/31 (a)	160,000	157,006
3.60%, 03/15/32 (a)	100,000	92,457
Avery Dennison Corp.
4.88%, 12/06/28 (a)	175,000	175,423
2.65%, 04/30/30 (a)	100,000	92,239
2.25%, 02/15/32 (a)	100,000	86,134
5.75%, 03/15/33 (a)	100,000	102,539
Berry Global, Inc.
5.50%, 04/15/28 (a)	100,000	101,156
5.80%, 06/15/31 (a)	250,000	256,662
5.65%, 01/15/34 (a)	225,000	226,539
Boeing Co.
3.25%, 02/01/28 (a)	650,000	636,844
3.25%, 03/01/28 (a)	75,000	73,396
3.45%, 11/01/28 (a)	50,000	48,643
3.20%, 03/01/29 (a)	250,000	240,440
6.30%, 05/01/29 (a)	375,000	387,517
2.95%, 02/01/30 (a)	150,000	140,270
5.15%, 05/01/30 (a)	1,175,000	1,178,572
3.63%, 02/01/31 (a)	400,000	376,688
6.39%, 05/01/31 (a)	375,000	393,570
6.13%, 02/15/33	75,000	78,054
3.60%, 05/01/34 (a)	160,000	141,518
6.53%, 05/01/34 (a)	625,000	666,575
3.25%, 02/01/35 (a)	150,000	127,392
6.63%, 02/15/38	100,000	106,457
3.55%, 03/01/38 (a)	100,000	81,381
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 03/01/39 (a)	100,000	79,413
6.88%, 03/15/39	230,000	250,576
5.88%, 02/15/40 (a)	100,000	99,130
5.71%, 05/01/40 (a)	800,000	787,024
3.38%, 06/15/46 (a)	75,000	50,978
3.65%, 03/01/47 (a)	100,000	70,929
3.63%, 03/01/48 (a)	50,000	34,535
3.85%, 11/01/48 (a)	100,000	71,046
3.90%, 05/01/49 (a)	200,000	143,088
3.75%, 02/01/50 (a)	325,000	226,135
5.81%, 05/01/50 (a)	1,500,000	1,415,250
6.86%, 05/01/54 (a)	650,000	696,540
3.83%, 03/01/59 (a)	50,000	32,864
3.95%, 08/01/59 (a)	350,000	235,455
5.93%, 05/01/60 (a)	900,000	842,013
7.01%, 05/01/64 (a)	400,000	431,856
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	150,000	148,397
2.75%, 03/01/30 (a)	150,000	139,172
2.20%, 03/01/32 (a)	100,000	85,516
5.25%, 09/15/35 (a)	200,000	195,610
5.55%, 09/15/40 (a)	100,000	96,080
Carrier Global Corp.
2.72%, 02/15/30 (a)	525,000	488,203
2.70%, 02/15/31 (a)(e)	150,000	136,200
5.90%, 03/15/34 (a)	200,000	206,470
3.38%, 04/05/40 (a)	425,000	330,484
3.58%, 04/05/50 (a)(e)	375,000	260,464
6.20%, 03/15/54 (a)	162,000	165,747
Caterpillar Financial Services Corp.
1.10%, 09/14/27 (a)	150,000	145,167
4.40%, 10/15/27 (a)	150,000	149,991
4.60%, 11/15/27 (a)	200,000	200,444
3.70%, 01/10/28	500,000	495,105
4.40%, 03/03/28 (a)	250,000	249,637
4.20%, 05/15/28	200,000	199,144
4.10%, 08/15/28 (a)	220,000	218,220
3.95%, 11/14/28 (a)	190,000	187,321
3.75%, 02/23/29 (a)	175,000	171,383
4.85%, 02/27/29 (a)	100,000	100,519
4.30%, 05/15/29 (a)	300,000	296,961
4.65%, 08/14/29 (a)	250,000	249,437
4.38%, 08/16/29	200,000	198,422
4.70%, 11/15/29	200,000	200,088
4.80%, 01/08/30 (a)	100,000	100,743
4.15%, 01/08/31 (a)	100,000	97,282
4.50%, 05/15/31 (a)	260,000	255,624
Caterpillar, Inc.
2.60%, 09/19/29 (a)	100,000	94,227
2.60%, 04/09/30 (a)	200,000	185,990
1.90%, 03/12/31 (a)	100,000	88,283
5.20%, 05/15/35 (a)	400,000	399,284
5.30%, 09/15/35	100,000	100,947
6.05%, 08/15/36 (a)	100,000	106,368
5.20%, 05/27/41	250,000	241,957
3.80%, 08/15/42	500,000	402,190
4.30%, 05/15/44 (a)	100,000	84,079
3.25%, 09/19/49 (a)	300,000	201,849
3.25%, 04/09/50 (a)	400,000	269,820
5.50%, 05/15/55 (a)(d)	100,000	98,370
4.75%, 05/15/64 (a)	100,000	83,553
Cemex SAB de CV
5.75%, 06/05/36 (a)	400,000	390,464
CNH Industrial Capital LLC
4.50%, 10/08/27 (a)	100,000	99,946
4.75%, 03/21/28 (a)	100,000	99,906
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.55%, 04/10/28 (a)	250,000	248,747
5.50%, 01/12/29 (a)	100,000	101,178
5.10%, 04/20/29 (a)	200,000	200,548
4.50%, 10/16/30 (a)	90,000	87,620
4.38%, 03/07/31 (a)	100,000	96,690
4.95%, 06/25/31 (a)	150,000	148,070
CNH Industrial NV
3.85%, 11/15/27 (a)	100,000	99,032
CRH America Finance, Inc.
4.40%, 02/09/31 (a)	200,000	194,566
5.40%, 05/21/34 (a)	200,000	199,574
5.50%, 01/09/35 (a)	400,000	399,668
5.00%, 02/09/36 (a)	200,000	191,438
5.88%, 01/09/55 (a)	100,000	97,013
5.60%, 02/09/56 (a)	250,000	232,587
CRH SMW Finance DAC
5.20%, 05/21/29 (a)	200,000	201,710
5.13%, 01/09/30 (a)	400,000	401,756
Deere & Co.
5.38%, 10/16/29	112,000	114,410
3.10%, 04/15/30 (a)	150,000	141,627
7.13%, 03/03/31	75,000	81,755
5.45%, 01/16/35 (a)	325,000	329,907
3.90%, 06/09/42 (a)	425,000	347,055
2.88%, 09/07/49 (a)	100,000	62,983
3.75%, 04/15/50 (a)	275,000	202,053
5.70%, 01/19/55 (a)	200,000	196,438
Deere Funding Canada Corp.
4.15%, 10/09/30 (a)	100,000	97,221
4.85%, 07/15/31 (a)	100,000	99,445
Dover Corp.
5.38%, 10/15/35	75,000	75,104
5.38%, 03/01/41 (a)	100,000	96,027
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	150,000	132,728
5.00%, 03/15/36 (a)	205,000	193,657
Eaton Capital ULC
4.45%, 05/09/30 (a)	200,000	196,760
Eaton Corp.
3.10%, 09/15/27 (a)	100,000	98,688
3.85%, 03/06/28 (a)	400,000	395,668
4.35%, 05/18/28 (a)	100,000	99,666
3.95%, 03/06/29 (a)	400,000	392,456
4.20%, 03/06/31 (a)	400,000	387,428
4.00%, 11/02/32 (a)	196,000	185,912
4.50%, 03/06/33 (a)	250,000	240,805
4.15%, 03/15/33 (a)	350,000	332,794
4.80%, 03/06/36 (a)	500,000	477,980
4.15%, 11/02/42 (a)	300,000	249,036
3.92%, 09/15/47 (a)	100,000	76,515
4.70%, 08/23/52 (a)	200,000	169,210
5.45%, 03/06/56 (a)	250,000	233,600
Embraer Netherlands Finance BV
5.98%, 02/11/35 (a)	200,000	204,930
5.40%, 01/09/38 (a)	280,000	269,161
Emerson Electric Co.
1.80%, 10/15/27 (a)	150,000	145,733
2.00%, 12/21/28 (a)	200,000	188,800
1.95%, 10/15/30 (a)	125,000	111,514
2.20%, 12/21/31 (a)	200,000	175,034
5.00%, 03/15/35 (a)	250,000	246,057
5.25%, 11/15/39	75,000	73,571
2.75%, 10/15/50 (a)	125,000	75,468
2.80%, 12/21/51 (a)	250,000	149,213
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ferguson Enterprises, Inc.
4.80%, 08/14/29 (a)	175,000	174,505
4.35%, 03/15/31 (a)	130,000	126,473
5.00%, 10/03/34 (a)	225,000	218,050
5.60%, 08/14/36 (a)	125,000	124,780
Flowserve Corp.
3.50%, 10/01/30 (a)	150,000	140,841
2.80%, 01/15/32 (a)	125,000	109,818
5.70%, 05/15/36 (a)	125,000	123,229
Fortive Corp.
4.75%, 05/15/31 (a)	160,000	156,627
5.25%, 05/15/36 (a)	125,000	121,153
4.30%, 06/15/46 (a)	130,000	102,445
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (a)	100,000	95,100
4.00%, 03/25/32 (a)	100,000	93,534
5.88%, 06/01/33 (a)	250,000	255,735
4.50%, 03/25/52 (a)	100,000	79,097
GE Capital Funding LLC
4.55%, 05/15/32 (a)	200,000	195,434
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35 (a)	200,000	187,012
GE Vernova, Inc.
4.25%, 02/04/31 (a)	100,000	97,389
4.88%, 02/04/36 (a)	400,000	384,072
5.50%, 02/04/56 (a)	200,000	185,130
General Dynamics Corp.
2.63%, 11/15/27 (a)	75,000	73,472
3.75%, 05/15/28 (a)	300,000	296,601
3.63%, 04/01/30 (a)	250,000	240,052
2.25%, 06/01/31 (a)	100,000	88,907
4.95%, 08/15/35 (a)	200,000	195,668
4.25%, 04/01/40 (a)	225,000	195,847
2.85%, 06/01/41 (a)	100,000	71,913
3.60%, 11/15/42 (a)	150,000	115,812
4.25%, 04/01/50 (a)	250,000	199,912
General Electric Co.
4.30%, 07/29/30 (a)	305,000	299,263
6.75%, 03/15/32	350,000	379,977
4.90%, 01/29/36 (a)	280,000	272,454
5.88%, 01/14/38	200,000	207,356
6.88%, 01/10/39	200,000	224,014
4.50%, 03/11/44 (a)	150,000	129,680
4.35%, 05/01/50 (a)	100,000	81,493
HEICO Corp.
5.25%, 08/01/28 (a)	100,000	100,953
4.95%, 08/01/31 (a)	150,000	149,049
5.35%, 08/01/33 (a)	200,000	200,070
5.40%, 08/01/36 (a)	150,000	147,953
Hexcel Corp.
4.90%, 05/15/31 (a)	100,000	98,236
5.88%, 02/26/35 (a)	50,000	50,440
Honeywell Aerospace, Inc.
3.90%, 03/16/28 (a)	300,000	296,769
4.00%, 03/16/29 (a)	300,000	294,537
4.30%, 03/16/31 (a)	500,000	486,175
4.60%, 03/16/33 (a)	450,000	435,406
4.95%, 03/16/36 (a)	1,005,000	965,624
5.62%, 03/16/46 (a)	250,000	239,040
5.73%, 03/16/56 (a)	900,000	855,999
5.85%, 03/16/66 (a)	450,000	428,832
Honeywell International, Inc.
2.70%, 08/15/29 (a)	150,000	141,903
1.95%, 06/01/30 (a)	200,000	179,970
1.75%, 09/01/31 (a)	400,000	343,472
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 02/15/33 (a)	325,000	326,196
4.50%, 01/15/34 (a)	200,000	191,336
5.00%, 03/01/35 (a)	200,000	195,846
3.81%, 11/21/47 (a)	100,000	74,336
2.80%, 06/01/50 (a)	150,000	91,598
5.25%, 03/01/54 (a)	175,000	160,121
Howmet Aerospace, Inc.
6.75%, 01/15/28 (a)	100,000	102,751
3.75%, 03/03/28 (a)	75,000	74,003
3.00%, 01/15/29 (a)	175,000	168,068
3.90%, 04/15/29 (a)	50,000	48,941
4.85%, 10/15/31 (a)	100,000	99,066
4.55%, 11/15/32 (a)	90,000	87,072
4.75%, 04/15/36 (a)	150,000	142,848
5.95%, 02/01/37 (a)	200,000	207,374
Hubbell, Inc.
3.50%, 02/15/28 (a)	100,000	98,428
2.30%, 03/15/31 (a)	100,000	89,119
4.65%, 06/15/31 (a)	125,000	123,010
4.90%, 06/15/33 (a)	175,000	170,513
4.80%, 11/15/35 (a)	70,000	66,349
5.15%, 06/15/36 (a)	175,000	169,449
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	275,000	270,869
2.04%, 08/16/28 (a)	200,000	189,578
5.35%, 01/15/30 (a)	100,000	100,892
4.20%, 05/01/30 (a)	100,000	96,941
5.75%, 01/15/35 (a)	100,000	101,075
IDEX Corp.
4.95%, 09/01/29 (a)	125,000	124,879
3.00%, 05/01/30 (a)	100,000	93,238
2.63%, 06/15/31 (a)	75,000	67,123
Illinois Tool Works, Inc.
4.65%, 08/13/29 (a)	400,000	399,180
4.88%, 09/15/41 (a)	150,000	137,657
3.90%, 09/01/42 (a)	300,000	241,947
Ingersoll Rand, Inc.
5.40%, 08/14/28 (a)	275,000	278,369
5.18%, 06/15/29 (a)	150,000	151,713
5.31%, 06/15/31 (a)	75,000	75,824
5.70%, 08/14/33 (a)	200,000	204,054
5.45%, 06/15/34 (a)	150,000	150,377
5.70%, 06/15/54 (a)	225,000	213,804
John Deere Capital Corp.
2.80%, 09/08/27 (a)	275,000	270,812
4.15%, 09/15/27	200,000	199,576
3.05%, 01/06/28 (a)	175,000	171,881
4.65%, 01/07/28 (a)	100,000	100,303
4.75%, 01/20/28	300,000	301,329
4.90%, 03/03/28 (a)	225,000	226,492
1.50%, 03/06/28 (a)	150,000	143,573
4.25%, 06/05/28	280,000	278,849
4.95%, 07/14/28 (a)	425,000	428,536
4.50%, 01/16/29 (a)	300,000	299,250
4.13%, 01/18/29	125,000	123,674
3.45%, 03/07/29 (a)	100,000	97,280
3.90%, 03/09/29	200,000	196,466
3.35%, 04/18/29 (a)	200,000	193,648
4.85%, 06/11/29 (a)	250,000	251,462
4.40%, 06/15/29	80,000	79,433
2.80%, 07/18/29 (a)	150,000	142,526
4.85%, 10/11/29 (a)	100,000	100,769
2.45%, 01/09/30 (a)	100,000	92,903
4.55%, 06/05/30 (a)	150,000	148,751
4.70%, 06/10/30 (a)	200,000	199,378
4.38%, 10/15/30 (a)	110,000	108,233
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.45%, 01/15/31 (a)	275,000	238,230
4.90%, 03/07/31 (a)	150,000	149,993
4.20%, 03/10/31 (a)	150,000	145,773
4.38%, 04/15/31 (a)	125,000	122,338
2.00%, 06/17/31 (a)	100,000	87,666
4.40%, 09/08/31 (a)	325,000	317,720
3.90%, 06/07/32 (a)	100,000	94,970
4.35%, 09/15/32 (a)	150,000	145,553
5.15%, 09/08/33 (a)	275,000	276,378
5.10%, 04/11/34 (a)	300,000	298,866
5.05%, 06/12/34 (a)	200,000	198,590
Johnson Controls International PLC
6.00%, 01/15/36 (a)	150,000	155,830
4.63%, 07/02/44 (a)	95,000	80,728
4.50%, 02/15/47 (a)	100,000	82,123
4.95%, 07/02/64 (a)(f)	75,000	61,916
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29 (a)	225,000	228,575
1.75%, 09/15/30 (a)	150,000	132,411
2.00%, 09/16/31 (a)	100,000	86,628
4.90%, 12/01/32 (a)	250,000	246,367
Kennametal, Inc.
5.80%, 05/28/36 (a)	75,000	73,907
L3Harris Technologies, Inc.
4.40%, 06/15/28 (a)	450,000	447,549
5.05%, 06/01/29 (a)	150,000	150,818
2.90%, 12/15/29 (a)	125,000	117,438
1.80%, 01/15/31 (a)	275,000	240,771
5.25%, 06/01/31 (a)	150,000	151,014
5.40%, 07/31/33 (a)	375,000	376,631
5.35%, 06/01/34 (a)	150,000	149,508
4.85%, 04/27/35 (a)	100,000	96,076
6.15%, 12/15/40 (a)	95,000	98,184
5.05%, 04/27/45 (a)	100,000	89,535
5.60%, 07/31/53 (a)	100,000	93,669
5.50%, 08/15/54 (a)	225,000	208,323
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	100,000	97,959
4.40%, 03/15/29 (a)	100,000	96,646
3.50%, 11/15/51 (a)	175,000	102,909
Lennox International, Inc.
5.50%, 09/15/28 (a)	100,000	101,262
Lockheed Martin Corp.
5.10%, 11/15/27 (a)	150,000	151,275
4.45%, 05/15/28 (a)	100,000	99,891
4.15%, 08/15/28 (a)	340,000	337,450
4.50%, 02/15/29 (a)	100,000	99,685
1.85%, 06/15/30 (a)	100,000	89,719
4.40%, 08/15/30 (a)	255,000	251,371
4.70%, 12/15/31 (a)	125,000	124,093
3.90%, 06/15/32 (a)	150,000	142,586
5.25%, 01/15/33 (a)	300,000	305,505
4.75%, 02/15/34 (a)	250,000	243,857
4.80%, 08/15/34 (a)	225,000	219,584
3.60%, 03/01/35 (a)	100,000	89,666
5.00%, 08/15/35 (a)	255,000	250,772
4.50%, 05/15/36 (a)	125,000	117,731
6.15%, 09/01/36	100,000	106,113
5.72%, 06/01/40	100,000	101,585
4.07%, 12/15/42	375,000	307,481
3.80%, 03/01/45 (a)	325,000	249,093
4.70%, 05/15/46 (a)	375,000	322,425
2.80%, 06/15/50 (a)	150,000	90,332
4.09%, 09/15/52 (a)	463,000	348,602
4.15%, 06/15/53 (a)	225,000	170,696
5.70%, 11/15/54 (a)	325,000	312,949
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.20%, 02/15/55 (a)	225,000	201,845
4.30%, 06/15/62 (a)	125,000	93,339
5.90%, 11/15/63 (a)	225,000	220,846
5.20%, 02/15/64 (a)	150,000	131,765
Martin Marietta Materials, Inc.
3.50%, 12/15/27 (a)	175,000	172,531
4.85%, 08/15/29 (a)	200,000	200,124
2.50%, 03/15/30 (a)	100,000	91,928
2.40%, 07/15/31 (a)	200,000	176,382
5.20%, 01/30/32 (a)	350,000	350,238
5.40%, 01/30/34 (a)	250,000	250,207
5.15%, 12/01/34 (a)	250,000	244,805
5.63%, 08/15/36 (a)	400,000	400,200
4.25%, 12/15/47 (a)	100,000	77,340
3.20%, 07/15/51 (a)	300,000	188,382
5.50%, 12/01/54 (a)	175,000	159,687
6.38%, 08/15/56 (a)	275,000	280,629
Masco Corp.
3.50%, 11/15/27 (a)	200,000	197,204
1.50%, 02/15/28 (a)	100,000	95,586
2.00%, 10/01/30 (a)	100,000	88,504
2.00%, 02/15/31 (a)	125,000	108,863
4.50%, 05/15/47 (a)	100,000	80,945
3.13%, 02/15/51 (a)	75,000	46,572
Mohawk Industries, Inc.
5.85%, 09/18/28 (a)	100,000	101,980
3.63%, 05/15/30 (a)	160,000	152,357
Nordson Corp.
5.60%, 09/15/28 (a)	125,000	126,853
4.50%, 12/15/29 (a)	150,000	147,954
5.80%, 09/15/33 (a)	100,000	102,101
Northrop Grumman Corp.
3.25%, 01/15/28 (a)	525,000	515,618
4.60%, 02/01/29 (a)	150,000	149,567
4.40%, 05/01/30 (a)	150,000	147,707
4.65%, 07/15/30 (a)	75,000	74,358
4.70%, 03/15/33 (a)	250,000	243,975
4.90%, 06/01/34 (a)	225,000	219,665
5.25%, 07/15/35 (a)	150,000	149,220
5.15%, 05/01/40 (a)	100,000	94,972
5.05%, 11/15/40 (a)	100,000	93,477
4.75%, 06/01/43 (a)	300,000	264,351
3.85%, 04/15/45 (a)	150,000	114,471
4.03%, 10/15/47 (a)	575,000	438,869
5.25%, 05/01/50 (a)	275,000	247,802
4.95%, 03/15/53 (a)	300,000	257,229
5.20%, 06/01/54 (a)	325,000	289,383
nVent Finance SARL
4.55%, 04/15/28 (a)	150,000	149,255
2.75%, 11/15/31 (a)	100,000	88,141
5.65%, 05/15/33 (a)	100,000	101,309
Oshkosh Corp.
3.10%, 03/01/30 (a)	100,000	94,065
Otis Worldwide Corp.
5.25%, 08/16/28 (a)	200,000	201,920
4.49%, 05/07/29 (a)	175,000	173,745
2.57%, 02/15/30 (a)	500,000	461,880
5.13%, 11/19/31 (a)	125,000	125,390
5.13%, 09/04/35 (a)	90,000	87,738
3.11%, 02/15/40 (a)	175,000	130,760
3.36%, 02/15/50 (a)	200,000	134,208
Owens Corning
3.95%, 08/15/29 (a)	100,000	97,513
3.50%, 02/15/30 (a)	75,000	71,438
3.88%, 06/01/30 (a)	100,000	96,063
5.70%, 06/15/34 (a)	150,000	152,007
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.00%, 12/01/36	150,000	164,095
4.30%, 07/15/47 (a)	100,000	78,354
4.40%, 01/30/48 (a)	100,000	79,417
5.95%, 06/15/54 (a)	225,000	218,158
Parker-Hannifin Corp.
4.25%, 09/15/27 (a)	300,000	299,346
3.25%, 06/14/29 (a)	400,000	384,180
4.50%, 09/15/29 (a)	350,000	347,179
4.20%, 11/21/34 (a)	100,000	93,082
6.25%, 05/15/38	50,000	53,351
4.45%, 11/21/44 (a)	100,000	83,717
4.10%, 03/01/47 (a)	175,000	137,092
4.00%, 06/14/49 (a)	200,000	151,280
Pentair Finance SARL
4.50%, 07/01/29 (a)	75,000	73,780
5.90%, 07/15/32 (a)	50,000	50,787
Precision Castparts Corp.
3.90%, 01/15/43 (a)	100,000	80,564
4.38%, 06/15/45 (a)	100,000	82,619
Regal Rexnord Corp.
6.05%, 04/15/28 (a)	400,000	407,048
6.30%, 02/15/30 (a)	200,000	206,226
6.40%, 04/15/33 (a)	325,000	337,789
Republic Services, Inc.
3.38%, 11/15/27 (a)	150,000	148,079
3.95%, 05/15/28 (a)	275,000	272,145
4.88%, 04/01/29 (a)	350,000	351,169
5.00%, 11/15/29 (a)	150,000	150,952
2.30%, 03/01/30 (a)	200,000	183,416
4.75%, 07/15/30 (a)	250,000	248,922
1.45%, 02/15/31 (a)	150,000	129,207
4.75%, 07/15/31 (a)	175,000	173,421
1.75%, 02/15/32 (a)	275,000	232,336
2.38%, 03/15/33 (a)	200,000	170,810
5.00%, 12/15/33 (a)	175,000	173,652
5.00%, 04/01/34 (a)	150,000	148,041
5.20%, 11/15/34 (a)	100,000	99,658
5.15%, 03/15/35 (a)	150,000	149,034
5.00%, 07/15/36 (a)	125,000	121,166
6.20%, 03/01/40	100,000	105,259
5.70%, 05/15/41 (a)	75,000	75,264
3.05%, 03/01/50 (a)	100,000	64,074
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	97,261
1.75%, 08/15/31 (a)	100,000	85,837
4.20%, 03/01/49 (a)	175,000	139,795
2.80%, 08/15/61 (a)	100,000	53,610
RTX Corp.
4.13%, 11/16/28 (a)	650,000	642,219
5.75%, 01/15/29 (a)	100,000	102,313
7.50%, 09/15/29	100,000	107,499
2.25%, 07/01/30 (a)	150,000	136,232
6.00%, 03/15/31 (a)	175,000	182,241
1.90%, 09/01/31 (a)	200,000	172,978
2.38%, 03/15/32 (a)	200,000	174,490
5.15%, 02/27/33 (a)	200,000	200,132
6.10%, 03/15/34 (a)	775,000	815,153
5.40%, 05/01/35 (a)	75,000	75,502
6.05%, 06/01/36	100,000	105,114
6.13%, 07/15/38	150,000	157,066
4.45%, 11/16/38 (a)	175,000	157,944
5.70%, 04/15/40	150,000	151,017
4.88%, 10/15/40 (a)(e)	75,000	69,284
4.70%, 12/15/41	100,000	89,419
4.50%, 06/01/42 (a)	925,000	800,957
4.80%, 12/15/43 (a)	300,000	264,735
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.15%, 05/15/45 (a)	175,000	139,827
3.75%, 11/01/46 (a)	375,000	277,740
4.35%, 04/15/47 (a)	325,000	262,184
4.05%, 05/04/47 (a)	300,000	231,108
4.63%, 11/16/48 (a)	500,000	415,705
3.13%, 07/01/50 (a)	375,000	239,235
2.82%, 09/01/51 (a)	200,000	118,486
3.03%, 03/15/52 (a)	200,000	122,904
5.38%, 02/27/53 (a)	375,000	343,556
6.40%, 03/15/54 (a)	375,000	392,554
Snap-on, Inc.
4.10%, 03/01/48 (a)	100,000	77,463
3.10%, 05/01/50 (a)	100,000	64,323
Sonoco Products Co.
4.60%, 09/01/29 (a)	225,000	222,325
3.13%, 05/01/30 (a)	225,000	209,587
2.85%, 02/01/32 (a)	100,000	88,834
5.00%, 09/01/34 (a)	150,000	144,590
5.75%, 11/01/40 (a)	100,000	98,215
Spirit AeroSystems, Inc.
4.60%, 06/15/28 (a)	125,000	124,423
Stanley Black & Decker, Inc.
6.00%, 03/06/28 (a)	100,000	101,669
4.25%, 11/15/28 (a)	75,000	74,198
2.30%, 03/15/30 (a)	200,000	182,084
3.00%, 05/15/32 (a)	75,000	66,802
5.20%, 09/01/40	100,000	91,804
4.85%, 11/15/48 (a)	75,000	62,804
2.75%, 11/15/50 (a)	350,000	199,955
Textron, Inc.
3.38%, 03/01/28 (a)	100,000	97,957
3.90%, 09/17/29 (a)	75,000	72,723
3.00%, 06/01/30 (a)	275,000	256,371
2.45%, 03/15/31 (a)	150,000	134,379
6.10%, 11/15/33 (a)	75,000	77,895
5.50%, 05/15/35 (a)	75,000	74,708
4.95%, 03/15/36 (a)	100,000	95,381
Timken Co.
4.50%, 12/15/28 (a)	100,000	99,212
4.13%, 04/01/32 (a)	100,000	94,058
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	100,000	97,727
5.25%, 03/03/33 (a)	200,000	201,298
5.10%, 06/13/34 (a)	100,000	99,177
4.65%, 11/01/44 (a)	125,000	107,559
4.50%, 03/21/49 (a)	75,000	61,601
Trane Technologies Holdco, Inc.
3.75%, 08/21/28 (a)	300,000	295,398
5.75%, 06/15/43 (a)	100,000	99,929
4.30%, 02/21/48 (a)	75,000	59,822
Tyco Electronics Group SA
4.63%, 02/01/30 (a)	150,000	148,542
4.50%, 02/09/31 (a)	100,000	98,166
2.50%, 02/04/32 (a)	200,000	175,290
5.00%, 05/09/35 (a)	100,000	96,831
4.88%, 02/09/36 (a)	100,000	95,380
7.13%, 10/01/37	100,000	112,372
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	100,000	87,539
5.25%, 10/01/54 (a)	75,000	66,208
Veralto Corp.
5.35%, 09/18/28 (a)	200,000	202,204
4.85%, 01/15/32 (a)	175,000	172,179
5.45%, 09/18/33 (a)	175,000	176,181
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Vertiv Holdings Co.
4.85%, 03/15/36 (a)	200,000	189,240
5.65%, 03/15/46 (a)	200,000	187,394
5.80%, 03/15/56 (a)	125,000	116,961
5.95%, 03/15/66 (a)	125,000	116,331
Vontier Corp.
2.40%, 04/01/28 (a)	100,000	96,208
2.95%, 04/01/31 (a)	100,000	90,411
Vulcan Materials Co.
4.95%, 12/01/29 (a)	250,000	250,612
3.50%, 06/01/30 (a)	250,000	237,165
5.35%, 12/01/34 (a)	225,000	223,771
4.50%, 06/15/47 (a)	150,000	122,303
4.70%, 03/01/48 (a)	100,000	83,346
5.70%, 12/01/54 (a)	225,000	213,282
Waste Connections, Inc.
4.25%, 12/01/28 (a)	100,000	99,015
3.50%, 05/01/29 (a)	100,000	96,904
2.60%, 02/01/30 (a)	150,000	139,532
2.20%, 01/15/32 (a)	250,000	216,990
3.20%, 06/01/32 (a)	100,000	90,622
4.20%, 01/15/33 (a)	225,000	213,318
5.00%, 03/01/34 (a)	150,000	147,461
5.25%, 09/01/35 (a)	175,000	173,862
4.80%, 07/15/36 (a)	150,000	142,713
3.05%, 04/01/50 (a)	150,000	95,709
2.95%, 01/15/52 (a)	250,000	153,420
Waste Management, Inc.
3.15%, 11/15/27 (a)	200,000	196,988
1.15%, 03/15/28 (a)	100,000	95,022
4.50%, 03/15/28 (a)	400,000	399,708
3.88%, 01/15/29 (a)	100,000	98,233
4.88%, 02/15/29 (a)	150,000	150,741
2.00%, 06/01/29 (a)	75,000	69,944
4.63%, 02/15/30 (a)	150,000	149,259
4.65%, 03/15/30 (a)	275,000	273,732
1.50%, 03/15/31 (a)	300,000	258,597
4.95%, 07/03/31 (a)	275,000	275,228
4.80%, 03/15/32 (a)	125,000	123,966
4.15%, 04/15/32 (a)	200,000	192,336
4.63%, 02/15/33 (a)	100,000	97,750
4.88%, 02/15/34 (a)	400,000	394,468
4.95%, 03/15/35 (a)	425,000	415,760
2.95%, 06/01/41 (a)	125,000	91,281
4.10%, 03/01/45 (a)	112,000	90,909
4.15%, 07/15/49 (a)	250,000	195,575
2.50%, 11/15/50 (a)	100,000	57,115
5.35%, 10/15/54 (a)	325,000	300,352
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28 (a)(g)	250,000	249,535
4.90%, 05/29/30 (a)	100,000	99,572
5.61%, 03/11/34 (a)	175,000	176,631
5.50%, 05/29/35 (a)	200,000	199,708
WW Grainger, Inc.
4.45%, 09/15/34 (a)	100,000	95,779
4.60%, 06/15/45 (a)	250,000	215,695
3.75%, 05/15/46 (a)	100,000	75,756
4.20%, 05/15/47 (a)	200,000	160,692
Xylem, Inc.
1.95%, 01/30/28 (a)	100,000	96,332
2.25%, 01/30/31 (a)	150,000	133,937
5.20%, 06/01/33 (a)	125,000	124,460
5.45%, 06/01/36 (a)	125,000	124,720
4.38%, 11/01/46 (a)	100,000	81,536
		109,281,467
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Communications 1.8%
America Movil SAB de CV
3.63%, 04/22/29 (a)	200,000	192,912
2.88%, 05/07/30 (a)	200,000	184,766
4.70%, 07/21/32 (a)	200,000	194,324
5.00%, 01/20/33 (a)	200,000	195,888
6.38%, 03/01/35 (a)	200,000	211,804
6.13%, 11/15/37	150,000	154,056
6.13%, 03/30/40 (a)	630,000	638,436
4.38%, 07/16/42 (a)	200,000	166,654
4.38%, 04/22/49 (a)	400,000	320,140
American Tower Corp.
3.60%, 01/15/28 (a)	175,000	172,442
1.50%, 01/31/28 (a)	100,000	95,626
5.50%, 03/15/28 (a)	175,000	176,901
5.25%, 07/15/28 (a)	175,000	176,325
5.80%, 11/15/28 (a)	150,000	152,912
5.20%, 02/15/29 (a)	175,000	176,241
3.95%, 03/15/29 (a)	100,000	97,781
3.80%, 08/15/29 (a)	425,000	412,454
2.90%, 01/15/30 (a)	150,000	140,097
5.00%, 01/31/30 (a)	100,000	99,949
4.90%, 03/15/30 (a)	275,000	273,641
2.10%, 06/15/30 (a)	275,000	246,790
1.88%, 10/15/30 (a)	275,000	242,355
2.70%, 04/15/31 (a)	400,000	360,016
2.30%, 09/15/31 (a)	250,000	218,233
4.05%, 03/15/32 (a)	150,000	141,365
4.70%, 12/15/32 (a)	225,000	217,402
5.65%, 03/15/33 (a)	150,000	152,192
5.55%, 07/15/33 (a)	200,000	201,156
5.90%, 11/15/33 (a)	150,000	153,777
5.45%, 02/15/34 (a)	175,000	174,512
5.40%, 01/31/35 (a)	225,000	222,975
5.35%, 03/15/35 (a)	150,000	147,975
3.70%, 10/15/49 (a)	275,000	191,760
3.10%, 06/15/50 (a)	200,000	124,082
2.95%, 01/15/51 (a)	350,000	209,041
AppLovin Corp.
5.13%, 12/01/29 (a)	375,000	375,686
5.38%, 12/01/31 (a)	200,000	200,150
5.50%, 12/01/34 (a)	300,000	295,311
5.95%, 12/01/54 (a)	100,000	90,824
AT&T, Inc.
1.65%, 02/01/28 (a)	700,000	671,237
4.10%, 02/15/28 (a)	427,000	423,669
4.35%, 03/01/29 (a)	850,000	840,752
4.30%, 02/15/30 (a)	847,000	829,323
4.70%, 08/15/30 (a)	250,000	247,232
4.40%, 04/30/31 (a)	375,000	364,800
2.75%, 06/01/31 (a)	800,000	721,392
2.25%, 02/01/32 (a)	650,000	559,643
4.55%, 11/01/32 (a)	325,000	312,211
4.75%, 04/30/33 (a)	525,000	505,066
2.55%, 12/01/33 (a)	957,000	790,425
5.40%, 02/15/34 (a)	700,000	695,471
4.50%, 05/15/35 (a)	675,000	620,365
5.38%, 08/15/35 (a)	350,000	342,370
4.90%, 11/01/35 (a)	345,000	325,718
5.13%, 04/30/36 (a)	500,000	476,490
5.25%, 10/30/36 (a)	450,000	430,807
5.25%, 03/01/37 (a)	300,000	285,957
4.90%, 08/15/37 (a)	150,000	138,738
6.30%, 01/15/38	200,000	205,220
6.55%, 02/15/39 (a)	75,000	79,445
4.85%, 03/01/39 (a)	250,000	224,023
6.00%, 08/15/40 (a)	150,000	148,269
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.35%, 09/01/40	150,000	139,956
6.38%, 03/01/41 (a)	100,000	103,350
3.50%, 06/01/41 (a)	700,000	519,575
5.55%, 08/15/41 (a)	150,000	140,489
5.15%, 03/15/42 (a)	50,000	44,147
4.30%, 12/15/42 (a)	200,000	158,178
3.10%, 02/01/43 (a)	150,000	103,716
4.65%, 06/01/44 (a)	100,000	81,635
4.80%, 06/15/44 (a)	100,000	83,638
4.35%, 06/15/45 (a)	275,000	210,543
4.85%, 07/15/45 (a)	100,000	83,128
5.55%, 11/01/45 (a)	315,000	281,027
5.85%, 04/30/46 (a)	350,000	322,675
4.75%, 05/15/46 (a)	500,000	401,255
5.15%, 11/15/46 (a)	200,000	168,800
5.65%, 02/15/47 (a)	250,000	227,918
5.45%, 03/01/47 (a)	175,000	153,969
4.50%, 03/09/48 (a)	425,000	324,190
4.55%, 03/09/49 (a)	200,000	151,838
5.15%, 02/15/50 (a)	175,000	146,272
3.65%, 06/01/51 (a)	800,000	513,960
3.30%, 02/01/52 (a)	275,000	163,699
3.50%, 09/15/53 (a)	1,960,000	1,196,698
5.70%, 11/01/54 (a)	410,000	359,197
3.55%, 09/15/55 (a)	1,998,000	1,211,947
6.00%, 04/30/56 (a)	420,000	383,355
6.05%, 08/15/56 (a)	350,000	321,660
6.20%, 10/30/56 (a)	500,000	469,465
5.70%, 03/01/57 (a)	75,000	68,810
3.80%, 12/01/57 (a)	1,561,000	981,791
3.65%, 09/15/59 (a)	1,699,000	1,024,531
3.85%, 06/01/60 (a)	450,000	282,249
3.50%, 02/01/61 (a)	175,000	101,015
6.30%, 10/30/66 (a)	250,000	233,568
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32 (a)	75,000	64,624
5.10%, 05/11/33 (a)	225,000	220,660
5.20%, 02/15/34 (a)	300,000	293,859
5.45%, 11/15/36 (a)	175,000	169,930
4.46%, 04/01/48 (a)	175,000	140,189
5.55%, 02/15/54 (a)	400,000	363,024
British Telecommunications Ltd.
5.13%, 12/04/28 (a)	250,000	251,287
9.63%, 12/15/30 (g)	650,000	758,426
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (a)	200,000	196,092
4.20%, 03/15/28 (a)	300,000	295,671
2.25%, 01/15/29 (a)	325,000	301,733
5.05%, 03/30/29 (a)	300,000	297,531
6.10%, 06/01/29 (a)	350,000	355,981
2.80%, 04/01/31 (a)	450,000	394,641
2.30%, 02/01/32 (a)	200,000	166,518
6.05%, 02/15/32 (a)	450,000	450,472
4.40%, 04/01/33 (a)	275,000	247,805
6.65%, 02/01/34 (a)	275,000	276,936
6.60%, 02/15/34 (a)	250,000	251,505
6.55%, 06/01/34 (a)	400,000	399,528
6.38%, 10/23/35 (a)	530,000	517,020
5.85%, 12/01/35 (a)	325,000	305,484
6.95%, 08/15/36 (a)	250,000	250,552
5.38%, 04/01/38 (a)	300,000	260,118
7.09%, 09/01/38 (a)(e)	389,000	385,281
7.34%, 09/01/41 (a)(e)	379,000	376,161
3.50%, 03/01/42 (a)	200,000	134,423
6.48%, 10/23/45 (a)	950,000	845,129
5.38%, 05/01/47 (a)	500,000	387,700
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.75%, 04/01/48 (a)	650,000	526,662
5.13%, 07/01/49 (a)	350,000	257,950
4.80%, 03/01/50 (a)	550,000	391,358
3.70%, 04/01/51 (a)	300,000	178,884
3.90%, 06/01/52 (a)	650,000	395,551
5.25%, 04/01/53 (a)	475,000	356,772
6.83%, 10/23/55 (a)	100,000	90,065
6.70%, 12/01/55 (a)(d)	250,000	226,710
3.85%, 04/01/61 (a)	585,000	327,916
4.40%, 12/01/61 (a)	350,000	216,839
3.95%, 06/30/62 (a)	325,000	184,509
5.50%, 04/01/63 (a)	300,000	220,821
Cheniere Energy Partners LP
5.35%, 11/30/36 (a)(e)	250,000	243,205
Comcast Corp.
3.15%, 02/15/28 (a)	200,000	195,718
2.65%, 02/01/30 (a)	450,000	416,331
3.40%, 04/01/30 (a)	450,000	425,317
4.25%, 10/15/30 (a)	400,000	387,052
1.95%, 01/15/31 (a)	425,000	372,096
1.50%, 02/15/31 (a)	950,000	813,380
4.95%, 05/15/32 (a)	625,000	616,875
5.50%, 11/15/32 (a)	300,000	304,377
4.25%, 01/15/33 (a)	475,000	445,711
4.65%, 02/15/33 (a)	275,000	263,524
7.05%, 03/15/33	250,000	272,425
4.80%, 05/15/33 (a)	275,000	265,551
5.30%, 06/01/34 (a)	350,000	344,452
4.20%, 08/15/34 (a)	200,000	181,832
5.30%, 05/15/35 (a)	250,000	245,568
5.65%, 06/15/35 (a)	150,000	149,298
4.40%, 08/15/35 (a)	200,000	180,606
6.50%, 11/15/35 (a)	145,000	152,671
3.20%, 07/15/36 (a)	300,000	243,213
5.17%, 01/15/37 (a)(e)	311,000	289,591
6.45%, 03/15/37	175,000	181,197
6.95%, 08/15/37 (a)	100,000	107,495
3.90%, 03/01/38 (a)	300,000	245,856
4.60%, 10/15/38 (a)	250,000	218,498
6.55%, 07/01/39	50,000	51,063
3.25%, 11/01/39 (a)	325,000	237,062
3.75%, 04/01/40 (a)	425,000	327,403
4.65%, 07/15/42 (a)	100,000	81,421
4.75%, 03/01/44	150,000	122,363
4.60%, 08/15/45 (a)	175,000	137,886
3.40%, 07/15/46 (a)	350,000	224,270
4.00%, 08/15/47 (a)	225,000	155,871
3.97%, 11/01/47 (a)	550,000	377,751
4.00%, 03/01/48 (a)	200,000	137,690
4.70%, 10/15/48 (a)	525,000	401,488
4.00%, 11/01/49 (a)	550,000	371,316
3.45%, 02/01/50 (a)	550,000	337,700
2.80%, 01/15/51 (a)	475,000	252,572
2.89%, 11/01/51 (a)	1,269,000	679,879
2.45%, 08/15/52 (a)	350,000	169,834
4.05%, 11/01/52 (a)	202,000	135,213
5.35%, 05/15/53 (a)	475,000	391,756
5.65%, 06/01/54 (a)	325,000	279,734
6.05%, 05/15/55 (a)(d)	275,000	251,518
2.94%, 11/01/56 (a)	1,626,000	831,358
4.95%, 10/15/58 (a)	300,000	226,227
2.65%, 08/15/62 (a)	400,000	182,456
2.99%, 11/01/63 (a)	1,014,000	494,609
5.50%, 05/15/64 (a)	400,000	325,052
Crown Castle, Inc.
3.65%, 09/01/27 (a)	275,000	272,676
5.00%, 01/11/28 (a)	300,000	300,789
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.80%, 02/15/28 (a)	300,000	295,629
4.80%, 09/01/28 (a)	100,000	99,919
4.30%, 02/15/29 (a)	100,000	98,407
5.60%, 06/01/29 (a)	175,000	177,657
4.90%, 09/01/29 (a)	100,000	99,667
3.10%, 11/15/29 (a)	350,000	329,707
3.30%, 07/01/30 (a)	150,000	139,910
2.25%, 01/15/31 (a)	275,000	242,492
2.10%, 04/01/31 (a)	200,000	174,136
2.50%, 07/15/31 (a)	150,000	131,925
5.10%, 05/01/33 (a)	150,000	145,886
5.80%, 03/01/34 (a)	200,000	201,416
5.20%, 09/01/34 (a)	200,000	193,998
2.90%, 04/01/41 (a)	250,000	174,583
4.75%, 05/15/47 (a)	100,000	82,125
5.20%, 02/15/49 (a)	200,000	172,074
4.00%, 11/15/49 (a)	75,000	54,089
4.15%, 07/01/50 (a)	225,000	166,322
3.25%, 01/15/51 (a)	200,000	125,454
Deutsche Telekom International Finance BV
8.25%, 06/15/30 (g)	850,000	941,672
9.25%, 06/01/32 (a)	150,000	180,137
Fox Corp.
4.71%, 01/25/29 (a)	750,000	746,872
3.50%, 04/08/30 (a)	200,000	190,210
6.50%, 10/13/33 (a)	250,000	263,480
5.48%, 01/25/39 (a)	450,000	428,134
5.58%, 01/25/49 (a)	425,000	383,800
Koninklijke KPN NV
8.38%, 10/01/30	200,000	224,152
Meta Platforms, Inc.
4.60%, 05/15/28 (a)	450,000	450,931
4.30%, 08/15/29 (a)	200,000	198,368
4.80%, 05/15/30 (a)	400,000	398,860
4.20%, 11/15/30 (a)	1,080,000	1,047,373
4.55%, 05/15/31 (a)	775,000	757,562
4.55%, 08/15/31 (a)	200,000	195,224
3.85%, 08/15/32 (a)	750,000	695,940
4.60%, 11/15/32 (a)	1,090,000	1,046,738
4.88%, 05/15/33 (a)	525,000	507,864
4.95%, 05/15/33 (a)	450,000	440,118
4.75%, 08/15/34 (a)	650,000	618,657
4.88%, 11/15/35 (a)	1,890,000	1,770,250
5.25%, 05/15/36 (a)(d)	1,550,000	1,490,495
5.50%, 11/15/45 (a)	1,120,000	972,384
6.20%, 05/15/46 (a)	1,050,000	986,580
4.45%, 08/15/52 (a)	750,000	537,472
5.60%, 05/15/53 (a)	700,000	587,965
5.40%, 08/15/54 (a)	850,000	689,316
5.63%, 11/15/55 (a)	1,780,000	1,487,332
6.30%, 05/15/56 (a)	1,575,000	1,452,922
4.65%, 08/15/62 (a)	400,000	278,752
5.75%, 05/15/63 (a)	500,000	413,030
5.55%, 08/15/64 (a)	750,000	598,372
5.75%, 11/15/65 (a)	1,135,000	934,831
6.45%, 05/15/66 (a)	1,050,000	961,884
NBCUniversal Media LLC
6.40%, 04/30/40	75,000	80,496
5.95%, 04/01/41 (a)	100,000	103,597
4.45%, 01/15/43 (a)	130,000	114,098
Netflix, Inc.
4.88%, 04/15/28 (a)	450,000	452,596
5.88%, 11/15/28 (a)	525,000	538,587
6.38%, 05/15/29 (a)	225,000	234,815
4.90%, 08/15/34 (a)	300,000	293,964
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 08/15/36 (a)	250,000	247,110
5.40%, 08/15/54 (a)	150,000	138,231
Omnicom Group, Inc.
4.65%, 10/01/28 (a)	100,000	99,586
4.20%, 03/02/29 (a)	250,000	245,648
4.75%, 03/30/30 (a)	100,000	98,970
2.45%, 04/30/30 (a)	100,000	91,259
4.20%, 06/01/30 (a)	100,000	97,125
2.40%, 03/01/31 (a)	100,000	89,023
2.60%, 08/01/31 (a)	150,000	133,251
5.00%, 06/02/33 (a)	250,000	241,345
5.30%, 11/01/34 (a)	100,000	97,403
5.30%, 06/02/36 (a)	300,000	286,137
3.38%, 03/01/41 (a)	100,000	72,483
5.40%, 10/01/48 (a)	100,000	86,417
Orange SA
9.00%, 03/01/31	650,000	746,791
5.38%, 01/13/42 (a)	150,000	140,841
5.50%, 02/06/44 (a)	300,000	283,263
Rogers Communications, Inc.
5.00%, 02/15/29 (a)	450,000	449,842
3.80%, 03/15/32 (a)	500,000	459,705
5.30%, 02/15/34 (a)	450,000	436,153
7.50%, 08/15/38	150,000	165,608
4.50%, 03/15/42 (a)	150,000	123,488
4.50%, 03/15/43 (a)	75,000	61,229
5.45%, 10/01/43 (a)	150,000	134,763
5.00%, 03/15/44 (a)	150,000	129,108
4.30%, 02/15/48 (a)	100,000	75,602
4.35%, 05/01/49 (a)	100,000	76,400
4.55%, 03/15/52 (a)	600,000	453,816
SBA Communications Corp.
3.13%, 02/01/29 (a)	375,000	358,800
4.88%, 01/15/30 (a)	350,000	347,228
5.15%, 07/15/31 (a)	350,000	347,371
5.45%, 07/15/33 (a)	200,000	197,680
Space Exploration Technologies Corp.
5.35%, 07/15/31 (a)(e)	1,850,000	1,809,170
5.65%, 07/15/33 (a)(e)	1,575,000	1,516,898
5.88%, 07/15/36 (a)(e)	1,575,000	1,483,524
6.60%, 07/15/46 (a)(e)	700,000	636,447
6.65%, 07/15/56 (a)(e)	925,000	823,361
Sprint Capital Corp.
6.88%, 11/15/28	650,000	677,508
8.75%, 03/15/32 (a)	550,000	637,895
Take-Two Interactive Software, Inc.
4.95%, 03/28/28 (a)	150,000	150,470
5.40%, 06/12/29 (a)	75,000	75,901
4.00%, 04/14/32 (a)	200,000	187,692
5.60%, 06/12/34 (a)	75,000	75,388
Telefonica Emisiones SA
7.05%, 06/20/36	515,000	554,815
4.67%, 03/06/38 (a)	150,000	133,233
5.21%, 03/08/47 (a)	750,000	640,305
4.90%, 03/06/48 (a)	300,000	244,227
5.52%, 03/01/49 (a)	300,000	265,584
Telefonica Europe BV
8.25%, 09/15/30	500,000	553,870
TELUS Corp.
3.70%, 09/15/27 (a)	150,000	148,802
3.40%, 05/13/32 (a)	300,000	269,463
4.60%, 11/16/48 (a)	100,000	81,957
4.30%, 06/15/49 (a)	75,000	58,213
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	275,000	299,945
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Time Warner Cable LLC
6.55%, 05/01/37	425,000	409,245
7.30%, 07/01/38	400,000	401,760
6.75%, 06/15/39 (a)	450,000	428,841
5.88%, 11/15/40 (a)	424,000	368,354
5.50%, 09/01/41 (a)	325,000	270,819
4.50%, 09/15/42 (a)	300,000	221,436
T-Mobile USA, Inc.
2.05%, 02/15/28 (a)	800,000	771,152
4.95%, 03/15/28 (a)	350,000	351,449
4.80%, 07/15/28 (a)	100,000	100,193
4.85%, 01/15/29 (a)	300,000	300,528
2.63%, 02/15/29 (a)	250,000	237,258
2.40%, 03/15/29 (a)	100,000	94,233
3.38%, 04/15/29 (a)	600,000	578,448
4.20%, 10/01/29 (a)	150,000	147,224
3.88%, 04/15/30 (a)	1,850,000	1,778,978
2.55%, 02/15/31 (a)	650,000	583,563
2.88%, 02/15/31 (a)	200,000	181,958
3.50%, 04/15/31 (a)	650,000	605,520
2.25%, 11/15/31 (a)	200,000	173,396
2.70%, 03/15/32 (a)	200,000	175,678
5.13%, 05/15/32 (a)	300,000	298,368
4.63%, 01/15/33 (a)	150,000	143,966
5.20%, 01/15/33 (a)	350,000	347,585
5.05%, 07/15/33 (a)	625,000	612,106
6.70%, 12/15/33 (a)	100,000	107,173
5.75%, 01/15/34 (a)	250,000	253,577
5.15%, 04/15/34 (a)	325,000	318,318
4.70%, 01/15/35 (a)	200,000	187,856
5.30%, 05/15/35 (a)	300,000	293,673
4.95%, 11/15/35 (a)	250,000	237,650
5.00%, 02/15/36 (a)	300,000	285,339
4.38%, 04/15/40 (a)	550,000	464,876
3.00%, 02/15/41 (a)	700,000	495,110
4.50%, 04/15/50 (a)	800,000	611,336
3.30%, 02/15/51 (a)	800,000	493,544
3.40%, 10/15/52 (a)	750,000	462,907
5.65%, 01/15/53 (a)	575,000	513,412
5.75%, 01/15/54 (a)	350,000	316,011
6.00%, 06/15/54 (a)	300,000	280,458
5.50%, 01/15/55 (a)	150,000	130,592
5.25%, 06/15/55 (a)	225,000	188,215
5.88%, 11/15/55 (a)	350,000	320,453
5.70%, 01/15/56 (a)	275,000	246,128
5.85%, 02/15/56 (a)	225,000	205,556
3.60%, 11/15/60 (a)	550,000	333,036
5.80%, 09/15/62 (a)	150,000	133,445
TWDC Enterprises 18 Corp.
7.00%, 03/01/32 (a)	100,000	109,975
4.38%, 08/16/41 (a)	100,000	85,909
4.13%, 12/01/41 (a)	150,000	124,667
3.70%, 12/01/42	275,000	213,254
4.13%, 06/01/44	175,000	140,443
3.00%, 07/30/46 (a)	100,000	66,592
Verizon Communications, Inc.
2.10%, 03/22/28 (a)	250,000	240,668
4.33%, 09/21/28 (a)	371,000	370,377
3.88%, 02/08/29 (a)	250,000	244,993
4.02%, 12/03/29 (a)	850,000	828,656
3.15%, 03/22/30 (a)	250,000	235,498
1.50%, 09/18/30 (a)	250,000	218,538
1.68%, 10/30/30 (a)	192,000	168,468
7.75%, 12/01/30	100,000	110,320
1.75%, 01/20/31 (a)	575,000	502,067
2.55%, 03/21/31 (a)	950,000	854,990
2.36%, 03/15/32 (a)	1,238,000	1,071,291
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 01/15/33 (a)	500,000	484,140
5.05%, 05/09/33 (a)	275,000	271,791
4.50%, 08/10/33 (a)	600,000	569,592
6.40%, 09/15/33 (a)	100,000	105,558
4.40%, 11/01/34 (a)	505,000	468,584
4.78%, 02/15/35 (a)	530,000	500,696
5.25%, 04/02/35 (a)	650,000	634,127
5.85%, 09/15/35	75,000	76,199
4.27%, 01/15/36 (a)	305,000	272,984
5.00%, 01/15/36 (a)	785,000	745,185
5.25%, 03/16/37 (a)	400,000	383,748
5.40%, 07/02/37 (a)	664,000	642,148
4.81%, 03/15/39 (a)	300,000	269,997
2.65%, 11/20/40 (a)	750,000	514,987
3.40%, 03/22/41 (a)	1,025,000	763,533
2.85%, 09/03/41 (a)	250,000	171,453
4.75%, 11/01/41	200,000	175,644
3.85%, 11/01/42 (a)	250,000	192,533
6.55%, 09/15/43 (a)	175,000	181,330
5.75%, 11/30/45 (a)	370,000	345,576
4.13%, 08/15/46 (a)	200,000	151,100
4.86%, 08/21/46 (a)	575,000	478,992
5.50%, 03/16/47 (a)	100,000	91,802
4.52%, 09/15/48 (a)	350,000	273,731
5.01%, 04/15/49 (a)	175,000	145,506
4.00%, 03/22/50 (a)	350,000	254,607
2.88%, 11/20/50 (a)	700,000	405,237
3.55%, 03/22/51 (a)	1,125,000	742,489
3.88%, 03/01/52 (a)	400,000	278,352
5.50%, 02/23/54 (a)	300,000	267,612
5.01%, 08/21/54 (a)	175,000	143,708
4.67%, 03/15/55 (a)	220,000	169,701
5.88%, 11/30/55 (a)	840,000	774,682
6.20%, 05/14/56 (a)(b)	525,000	506,599
2.99%, 10/30/56 (a)	925,000	512,098
6.75%, 02/15/57 (a)(b)	450,000	449,082
6.05%, 05/14/58 (a)(b)	525,000	513,371
6.60%, 02/15/59 (a)(b)	525,000	525,630
3.00%, 11/20/60 (a)	600,000	327,744
3.70%, 03/22/61 (a)	975,000	625,043
6.00%, 11/30/65 (a)	495,000	454,846
Vodafone Group PLC
7.88%, 02/15/30	150,000	163,385
4.80%, 06/18/31 (a)	250,000	245,683
6.25%, 11/30/32	100,000	104,685
5.35%, 06/18/36 (a)	250,000	242,548
6.15%, 02/27/37	400,000	412,572
5.00%, 05/30/38 (a)	100,000	94,080
4.38%, 02/19/43	275,000	222,967
5.25%, 05/30/48 (a)	275,000	239,377
4.88%, 06/19/49 (a)	375,000	307,279
4.25%, 09/17/50 (a)	300,000	221,646
5.63%, 02/10/53 (a)	150,000	134,310
5.75%, 06/28/54 (a)	525,000	478,049
6.10%, 06/18/56 (a)	400,000	379,756
5.13%, 06/19/59 (a)	50,000	41,992
5.75%, 02/10/63 (a)	100,000	88,950
5.88%, 06/28/64 (a)	225,000	203,679
Walt Disney Co.
2.20%, 01/13/28 (a)	200,000	194,426
3.75%, 03/14/29 (a)	200,000	196,008
2.00%, 09/01/29 (a)	500,000	463,695
3.80%, 03/22/30 (a)	325,000	315,003
2.65%, 01/13/31 (a)	625,000	572,375
4.00%, 03/14/31	375,000	362,486
6.55%, 03/15/33 (a)	100,000	108,550
6.20%, 12/15/34 (a)	300,000	320,151
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.40%, 12/15/35 (a)	180,000	194,830
4.63%, 03/14/36 (a)	200,000	189,990
6.15%, 03/01/37	50,000	53,221
6.65%, 11/15/37 (a)	375,000	410,737
4.63%, 03/23/40 (a)	198,000	179,439
3.50%, 05/13/40 (a)	425,000	338,818
6.15%, 02/15/41 (a)	100,000	104,343
5.40%, 10/01/43 (a)	125,000	119,198
4.75%, 09/15/44 (a)	150,000	130,335
4.95%, 10/15/45 (a)	100,000	88,616
7.75%, 12/01/45 (a)	75,000	90,813
4.75%, 11/15/46 (a)	100,000	85,912
2.75%, 09/01/49 (a)	800,000	478,496
4.70%, 03/23/50 (a)	550,000	462,935
3.60%, 01/13/51 (a)	800,000	559,088
3.80%, 05/13/60 (a)	650,000	449,858
Weibo Corp.
3.38%, 07/08/30 (a)	200,000	186,156
WPP LLC
6.50%, 03/30/36 (a)	150,000	148,683
		152,078,787
Consumer Cyclical 1.8%
Airbnb, Inc.
4.40%, 03/16/29 (a)	300,000	297,465
4.65%, 03/16/31 (a)	200,000	197,238
5.25%, 03/16/36 (a)	200,000	195,532
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	700,000	690,046
4.88%, 05/26/30 (a)	250,000	250,995
2.13%, 02/09/31 (a)	450,000	402,327
4.50%, 11/28/34 (a)	200,000	189,466
5.25%, 05/26/35 (a)	250,000	248,642
4.00%, 12/06/37 (a)	200,000	173,656
2.70%, 02/09/41 (a)	400,000	280,176
4.20%, 12/06/47 (a)	400,000	311,144
3.15%, 02/09/51 (a)	300,000	188,352
5.63%, 11/26/54 (a)	200,000	186,976
4.40%, 12/06/57 (a)	200,000	152,766
3.25%, 02/09/61 (a)	400,000	236,460
Amazon.com, Inc.
4.55%, 12/01/27 (a)	575,000	576,259
3.85%, 03/13/28 (a)	575,000	569,647
1.65%, 05/12/28 (a)	650,000	619,859
3.90%, 11/20/28 (a)	660,000	650,258
4.00%, 03/13/29 (a)	850,000	835,601
3.45%, 04/13/29 (a)	425,000	412,445
4.60%, 07/09/29 (a)	950,000	946,019
4.65%, 12/01/29 (a)	450,000	448,933
1.50%, 06/03/30 (a)	550,000	486,854
4.10%, 11/20/30 (a)	610,000	591,285
4.25%, 03/13/31 (a)	1,250,000	1,212,812
2.10%, 05/12/31 (a)	875,000	770,402
4.80%, 07/09/31 (a)	1,100,000	1,090,089
3.60%, 04/13/32 (a)	700,000	652,533
4.70%, 12/01/32 (a)	625,000	614,437
4.55%, 03/13/33 (a)	1,075,000	1,035,741
4.35%, 03/20/33 (a)	370,000	352,473
5.10%, 07/09/33 (a)	1,000,000	989,410
4.80%, 12/05/34 (a)	375,000	365,377
4.65%, 11/20/35 (a)	890,000	839,208
4.88%, 03/13/36 (a)	1,550,000	1,474,360
5.30%, 07/09/36 (a)	1,150,000	1,126,758
3.88%, 08/22/37 (a)	700,000	608,020
2.88%, 05/12/41 (a)	500,000	356,745
4.95%, 12/05/44 (a)	405,000	360,442
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.65%, 03/13/46 (a)	640,000	600,461
6.00%, 07/09/46 (a)	750,000	729,472
4.05%, 08/22/47 (a)	900,000	672,390
2.50%, 06/03/50 (a)	650,000	352,612
3.10%, 05/12/51 (a)	825,000	500,668
3.95%, 04/13/52 (a)	650,000	460,590
5.45%, 11/20/55 (a)	825,000	729,135
5.80%, 03/13/56 (a)	1,525,000	1,407,514
6.10%, 07/09/56 (a)	1,075,000	1,037,773
4.25%, 08/22/57 (a)	600,000	432,888
2.70%, 06/03/60 (a)	550,000	278,806
3.25%, 05/12/61 (a)	500,000	285,700
4.10%, 04/13/62 (a)	300,000	206,058
5.55%, 11/20/65 (a)	510,000	442,420
5.95%, 03/13/66 (a)	780,000	718,255
6.25%, 07/09/66 (a)	600,000	577,992
6.05%, 03/13/76 (a)	825,000	761,359
American Honda Finance Corp.
4.45%, 10/22/27 (a)	150,000	149,760
4.70%, 01/12/28 (a)	100,000	100,067
3.50%, 02/15/28 (a)	100,000	98,322
4.55%, 03/03/28	125,000	124,690
2.00%, 03/24/28 (a)	250,000	239,865
4.55%, 04/10/28 (a)	175,000	174,473
5.13%, 07/07/28 (a)	200,000	201,210
4.25%, 09/01/28	120,000	118,825
5.65%, 11/15/28 (a)	150,000	152,736
4.15%, 01/08/29	175,000	172,483
2.25%, 01/12/29 (a)	150,000	141,386
4.90%, 03/13/29 (a)	150,000	150,015
4.80%, 07/06/29 (a)	200,000	199,274
4.40%, 09/05/29 (a)	250,000	246,165
4.80%, 03/05/30 (a)	200,000	198,104
4.60%, 04/17/30 (a)	200,000	196,686
4.50%, 09/04/30	370,000	361,542
5.85%, 10/04/30 (a)	100,000	102,664
4.45%, 01/08/31	100,000	97,212
1.80%, 01/13/31 (a)	250,000	217,292
4.90%, 04/10/31	175,000	172,588
5.05%, 07/08/31 (a)	200,000	198,410
5.05%, 07/10/31	150,000	148,883
4.85%, 10/23/31 (a)	300,000	294,612
5.15%, 07/09/32 (a)	315,000	312,118
5.20%, 04/08/33 (a)	100,000	98,501
5.25%, 07/08/33 (a)	100,000	98,495
4.90%, 01/10/34 (a)	150,000	144,723
5.20%, 03/05/35 (a)	100,000	97,662
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51 (a)	425,000	250,248
4.15%, 05/01/52 (a)	200,000	142,514
AutoNation, Inc.
3.80%, 11/15/27 (a)	75,000	74,117
1.95%, 08/01/28 (a)	225,000	213,028
4.45%, 01/15/29 (a)	210,000	207,180
4.75%, 06/01/30 (a)	100,000	98,196
2.40%, 08/01/31 (a)	100,000	87,301
3.85%, 03/01/32 (a)	150,000	138,546
5.89%, 03/15/35 (a)	150,000	150,165
AutoZone, Inc.
4.50%, 02/01/28 (a)	100,000	99,741
6.25%, 11/01/28 (a)	250,000	257,222
3.75%, 04/18/29 (a)	150,000	146,022
5.10%, 07/15/29 (a)	100,000	100,643
4.00%, 04/15/30 (a)	150,000	144,983
5.13%, 06/15/30 (a)	200,000	200,710
1.65%, 01/15/31 (a)	150,000	129,827
4.95%, 07/15/31 (a)	225,000	222,988
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 08/01/32 (a)	250,000	243,842
4.75%, 02/01/33 (a)	100,000	97,014
5.20%, 08/01/33 (a)	75,000	74,223
6.55%, 11/01/33 (a)	100,000	106,663
5.40%, 07/15/34 (a)	225,000	223,987
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	100,000	99,391
1.95%, 10/01/30 (a)	150,000	132,779
Block Financial LLC
2.50%, 07/15/28 (a)	150,000	143,481
3.88%, 08/15/30 (a)	150,000	141,758
5.38%, 09/15/32 (a)	100,000	98,081
Booking Holdings, Inc.
3.55%, 03/15/28 (a)	100,000	98,456
5.38%, 05/07/36 (a)	200,000	197,004
BorgWarner, Inc.
4.38%, 03/15/45 (a)	100,000	81,679
California Endowment
2.50%, 04/01/51 (a)	50,000	28,697
CBRE Services, Inc.
5.50%, 04/01/29 (a)	225,000	228,186
4.80%, 06/15/30 (a)	100,000	98,968
2.50%, 04/01/31 (a)	100,000	89,151
4.90%, 01/15/33 (a)	140,000	135,848
5.95%, 08/15/34 (a)	325,000	331,285
5.50%, 06/15/35 (a)	100,000	99,011
5.25%, 06/01/36 (a)	200,000	192,736
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	100,000	95,730
3.70%, 01/15/31 (a)	100,000	93,434
5.85%, 08/01/34 (a)	175,000	174,505
Costco Wholesale Corp.
1.60%, 04/20/30 (a)	450,000	404,253
1.75%, 04/20/32 (a)	300,000	256,437
Cummins, Inc.
4.25%, 05/09/28 (a)	100,000	99,583
4.90%, 02/20/29 (a)	100,000	100,612
1.50%, 09/01/30 (a)	150,000	132,086
4.70%, 02/15/31 (a)	200,000	198,710
5.15%, 02/20/34 (a)	150,000	149,331
5.30%, 05/09/35 (a)	200,000	199,140
4.88%, 10/01/43 (a)	200,000	181,530
2.60%, 09/01/50 (a)	150,000	86,163
5.45%, 02/20/54 (a)	300,000	278,250
Darden Restaurants, Inc.
4.35%, 10/15/27 (a)	175,000	174,489
4.55%, 10/15/29 (a)	150,000	147,945
6.30%, 10/10/33 (a)	100,000	104,801
4.55%, 02/15/48 (a)	50,000	39,645
Dick's Sporting Goods, Inc.
4.00%, 10/01/29 (a)	170,000	165,026
3.15%, 01/15/32 (a)	275,000	246,447
4.10%, 01/15/52 (a)	150,000	102,428
Dollar General Corp.
4.13%, 05/01/28 (a)	400,000	396,020
3.50%, 04/03/30 (a)	200,000	189,342
5.00%, 11/01/32 (a)	150,000	147,305
5.45%, 07/05/33 (a)	200,000	200,250
4.13%, 04/03/50 (a)	175,000	129,614
5.50%, 11/01/52 (a)	75,000	67,780
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	250,000	247,572
2.65%, 12/01/31 (a)	225,000	198,583
3.38%, 12/01/51 (a)	100,000	63,586
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dr. Horton, Inc.
1.40%, 10/15/27 (a)	75,000	72,462
4.85%, 10/15/30 (a)	100,000	99,330
5.00%, 10/15/34 (a)	200,000	193,530
5.50%, 10/15/35 (a)	200,000	198,580
eBay, Inc.
5.95%, 11/22/27 (a)	100,000	101,445
4.25%, 03/06/29 (a)	160,000	157,830
2.70%, 03/11/30 (a)	200,000	184,834
2.60%, 05/10/31 (a)	150,000	134,058
6.30%, 11/22/32 (a)	150,000	158,160
5.13%, 11/06/35 (a)	70,000	67,563
4.00%, 07/15/42 (a)	150,000	116,145
3.65%, 05/10/51 (a)	350,000	241,818
Expedia Group, Inc.
3.80%, 02/15/28 (a)	400,000	394,788
3.25%, 02/15/30 (a)	300,000	283,200
2.95%, 03/15/31 (a)	150,000	136,593
5.40%, 02/15/35 (a)(d)	275,000	268,466
5.50%, 04/15/36 (a)	250,000	243,150
Ford Foundation
2.42%, 06/01/50 (a)	125,000	71,853
2.82%, 06/01/70 (a)	200,000	107,112
Ford Motor Co.
6.63%, 10/01/28	75,000	77,124
9.63%, 04/22/30 (a)	100,000	112,435
7.45%, 07/16/31	275,000	295,240
3.25%, 02/12/32 (a)	675,000	590,510
6.10%, 08/19/32 (a)	550,000	555,241
4.75%, 01/15/43 (a)	575,000	444,498
7.40%, 11/01/46	100,000	102,294
5.29%, 12/08/46 (a)	400,000	323,400
Ford Motor Credit Co. LLC
3.82%, 11/02/27 (a)	200,000	197,296
7.35%, 11/04/27 (a)	250,000	256,310
2.90%, 02/16/28 (a)	200,000	193,836
5.92%, 03/20/28 (a)	200,000	202,032
6.80%, 05/12/28 (a)	750,000	768,870
6.80%, 11/07/28 (a)	425,000	437,788
2.90%, 02/10/29 (a)	200,000	188,618
5.80%, 03/08/29 (a)	300,000	302,526
4.97%, 04/06/29 (a)	300,000	296,949
5.11%, 05/03/29 (a)	625,000	619,606
5.43%, 08/13/29 (a)	400,000	400,068
5.30%, 09/06/29 (a)	200,000	199,388
5.88%, 11/07/29 (a)	400,000	403,768
7.35%, 03/06/30 (a)	200,000	210,206
7.20%, 06/10/30 (a)	200,000	209,568
5.73%, 09/05/30 (a)	400,000	399,948
4.00%, 11/13/30 (a)	825,000	771,787
6.05%, 03/05/31 (a)	200,000	201,788
5.42%, 04/09/31 (a)	375,000	369,885
3.63%, 06/17/31 (a)	200,000	181,524
6.05%, 11/05/31 (a)	600,000	603,786
6.53%, 03/19/32 (a)	200,000	204,882
5.75%, 04/06/33 (a)	200,000	196,958
6.11%, 08/15/33 (a)	250,000	249,810
7.12%, 11/07/33 (a)	425,000	447,997
6.13%, 03/08/34 (a)	400,000	398,288
6.50%, 02/07/35 (a)	200,000	202,288
5.87%, 10/31/35 (a)	200,000	193,350
6.47%, 05/22/36 (a)	275,000	276,226
General Motors Co.
4.20%, 10/01/27 (a)	150,000	149,273
6.80%, 10/01/27 (a)	200,000	203,904
5.35%, 04/15/28 (a)	100,000	100,795
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 10/01/28 (a)	150,000	150,278
5.40%, 10/15/29 (a)	200,000	201,956
5.63%, 04/15/30 (a)	250,000	253,960
5.60%, 10/15/32 (a)	300,000	303,657
5.00%, 04/01/35 (a)	175,000	166,023
6.25%, 04/15/35 (a)	100,000	102,726
6.60%, 04/01/36 (a)	375,000	394,372
5.15%, 04/01/38 (a)	325,000	301,411
6.25%, 10/02/43 (a)	425,000	415,289
5.20%, 04/01/45 (a)	325,000	279,493
6.75%, 04/01/46 (a)	250,000	256,355
5.40%, 04/01/48 (a)	150,000	130,385
5.95%, 04/01/49 (a)	200,000	186,284
General Motors Financial Co., Inc.
3.85%, 01/05/28 (a)	150,000	148,184
6.00%, 01/09/28 (a)	200,000	202,962
5.05%, 04/04/28 (a)	250,000	250,880
2.40%, 04/10/28 (a)	175,000	168,480
5.80%, 06/23/28 (a)	300,000	304,617
2.40%, 10/15/28 (a)	250,000	237,727
4.20%, 10/27/28	200,000	197,376
5.80%, 01/07/29 (a)	1,050,000	1,069,561
5.65%, 01/17/29 (a)	100,000	101,433
4.30%, 04/06/29 (a)	250,000	245,890
4.75%, 04/06/29 (a)	400,000	397,800
5.55%, 07/15/29 (a)	350,000	354,991
4.90%, 10/06/29 (a)	200,000	199,410
5.35%, 01/07/30 (a)	200,000	201,334
5.85%, 04/06/30 (a)	325,000	332,504
3.60%, 06/21/30 (a)	350,000	331,348
5.45%, 07/15/30 (a)	250,000	252,535
2.35%, 01/08/31 (a)	350,000	310,737
4.60%, 01/08/31 (a)	300,000	292,749
5.75%, 02/08/31 (a)	200,000	203,916
2.70%, 06/10/31 (a)	325,000	289,611
5.60%, 06/18/31 (a)	300,000	303,642
5.10%, 09/15/31 (a)	275,000	272,244
3.10%, 01/12/32 (a)	375,000	335,704
5.63%, 04/04/32 (a)	150,000	151,568
6.40%, 01/09/33 (a)	300,000	314,232
6.10%, 01/07/34 (a)	400,000	410,352
5.95%, 04/04/34 (a)	350,000	355,992
5.45%, 09/06/34 (a)	150,000	147,230
5.90%, 01/07/35 (a)	275,000	277,238
6.15%, 07/15/35 (a)	150,000	153,011
5.45%, 01/08/36 (a)	175,000	170,719
Genuine Parts Co.
6.50%, 11/01/28 (a)	75,000	77,116
4.95%, 08/15/29 (a)	150,000	149,184
1.88%, 11/01/30 (a)	125,000	108,558
2.75%, 02/01/32 (a)	75,000	65,166
6.88%, 11/01/33 (a)	150,000	160,358
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28 (a)	175,000	176,571
5.30%, 01/15/29 (a)	200,000	200,016
4.00%, 01/15/30 (a)	275,000	262,526
4.00%, 01/15/31 (a)	200,000	187,234
3.25%, 01/15/32 (a)	250,000	220,765
5.25%, 02/15/33 (a)	100,000	96,334
6.75%, 12/01/33 (a)	200,000	207,404
5.63%, 09/15/34 (a)	150,000	145,652
5.63%, 03/01/36 (a)	200,000	190,678
5.75%, 11/01/37 (a)	150,000	142,580
6.25%, 09/15/54 (a)	75,000	71,202
Harley-Davidson, Inc.
4.63%, 07/28/45 (a)	75,000	52,763
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Home Depot, Inc.
2.80%, 09/14/27 (a)	425,000	418,616
0.90%, 03/15/28 (a)	225,000	213,435
1.50%, 09/15/28 (a)	300,000	282,714
3.75%, 09/15/28 (a)	90,000	88,702
3.90%, 12/06/28 (a)	325,000	320,918
4.90%, 04/15/29 (a)	150,000	151,011
2.95%, 06/15/29 (a)	500,000	478,385
4.75%, 06/25/29 (a)	350,000	351,032
2.70%, 04/15/30 (a)	425,000	395,683
3.95%, 09/15/30 (a)	90,000	87,332
1.38%, 03/15/31 (a)	250,000	214,690
4.85%, 06/25/31 (a)	225,000	224,917
1.88%, 09/15/31 (a)	250,000	216,677
3.25%, 04/15/32 (a)	250,000	229,832
4.50%, 09/15/32 (a)	350,000	342,489
4.95%, 06/25/34 (a)	425,000	418,264
4.65%, 09/15/35 (a)	255,000	243,400
5.88%, 12/16/36	780,000	808,447
3.30%, 04/15/40 (a)	350,000	272,678
5.40%, 09/15/40 (a)	100,000	97,482
5.95%, 04/01/41 (a)	300,000	306,822
4.20%, 04/01/43 (a)	255,000	210,640
4.88%, 02/15/44 (a)	270,000	240,027
4.40%, 03/15/45 (a)	325,000	268,528
4.25%, 04/01/46 (a)	425,000	341,517
3.90%, 06/15/47 (a)	325,000	244,738
4.50%, 12/06/48 (a)	375,000	306,622
3.13%, 12/15/49 (a)	375,000	240,754
3.35%, 04/15/50 (a)	425,000	283,475
2.38%, 03/15/51 (a)	350,000	188,562
2.75%, 09/15/51 (a)	325,000	188,870
3.63%, 04/15/52 (a)	375,000	258,926
4.95%, 09/15/52 (a)	275,000	236,893
5.30%, 06/25/54 (a)	400,000	361,832
3.50%, 09/15/56 (a)	200,000	131,346
5.40%, 06/25/64 (a)	150,000	135,635
Honda Motor Co. Ltd.
4.44%, 07/08/28 (a)	200,000	198,776
4.69%, 07/08/30 (a)	600,000	591,642
2.97%, 03/10/32 (a)	150,000	133,470
5.34%, 07/08/35 (a)(d)	200,000	196,486
Hyatt Hotels Corp.
5.05%, 03/30/28 (a)	150,000	150,449
4.38%, 09/15/28 (a)	150,000	148,679
5.25%, 06/30/29 (a)	100,000	100,684
5.75%, 04/23/30 (a)(f)	100,000	101,818
5.38%, 12/15/31 (a)	100,000	100,195
5.75%, 03/30/32 (a)	250,000	254,147
5.50%, 06/30/34 (a)	100,000	99,490
5.40%, 12/15/35 (a)	70,000	67,865
JD.com, Inc.
3.38%, 01/14/30 (a)	200,000	191,680
4.13%, 01/14/50 (a)	200,000	156,002
Jones Lang LaSalle, Inc.
6.88%, 12/01/28 (a)	100,000	104,039
Las Vegas Sands Corp.
5.63%, 06/15/28 (a)	200,000	201,800
3.90%, 08/08/29 (a)	250,000	240,997
6.00%, 08/15/29 (a)	100,000	101,975
6.00%, 06/14/30 (a)	250,000	254,770
5.30%, 05/15/31 (a)	150,000	148,301
5.65%, 05/18/33 (a)	150,000	147,725
6.20%, 08/15/34 (a)	100,000	101,115
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lear Corp.
3.80%, 09/15/27 (a)	150,000	148,707
4.25%, 05/15/29 (a)	50,000	48,982
3.50%, 05/30/30 (a)	50,000	47,146
2.60%, 01/15/32 (a)	100,000	87,325
5.25%, 05/15/49 (a)	225,000	193,860
3.55%, 01/15/52 (a)	100,000	64,245
Lennar Corp.
4.75%, 11/29/27 (a)	250,000	250,145
5.20%, 07/30/30 (a)	100,000	100,272
LKQ Corp.
5.75%, 06/15/28 (a)	150,000	151,724
6.25%, 06/15/33 (a)	150,000	153,635
Lowe's Cos., Inc.
3.95%, 10/15/27 (a)	120,000	119,220
1.30%, 04/15/28 (a)	250,000	237,055
1.70%, 09/15/28 (a)	300,000	282,582
4.00%, 10/15/28 (a)	180,000	177,341
3.65%, 04/05/29 (a)	550,000	534,765
4.50%, 04/15/30 (a)	500,000	493,220
1.70%, 10/15/30 (a)	250,000	219,417
4.25%, 03/15/31 (a)	290,000	280,775
2.63%, 04/01/31 (a)	450,000	406,089
3.75%, 04/01/32 (a)	450,000	419,040
4.50%, 10/15/32 (a)	380,000	365,594
5.00%, 04/15/33 (a)	375,000	369,746
5.15%, 07/01/33 (a)	325,000	322,530
4.85%, 10/15/35 (a)	310,000	295,548
5.50%, 10/15/35	75,000	75,652
5.00%, 04/15/40 (a)	100,000	92,004
2.80%, 09/15/41 (a)	275,000	189,458
4.65%, 04/15/42 (a)	95,000	82,037
4.38%, 09/15/45 (a)	100,000	79,842
3.70%, 04/15/46 (a)	400,000	287,644
4.05%, 05/03/47 (a)	375,000	281,404
4.55%, 04/05/49 (a)	100,000	79,654
5.13%, 04/15/50 (a)	100,000	85,929
3.00%, 10/15/50 (a)	400,000	240,568
3.50%, 04/01/51 (a)	150,000	99,242
4.25%, 04/01/52 (a)	375,000	280,020
5.63%, 04/15/53 (a)	425,000	390,894
5.75%, 07/01/53 (a)	200,000	186,938
4.45%, 04/01/62 (a)	325,000	238,680
5.80%, 09/15/62 (a)	275,000	253,674
5.85%, 04/01/63 (a)	100,000	93,092
Magna International, Inc.
5.05%, 03/14/29 (a)	175,000	175,843
2.45%, 06/15/30 (a)	200,000	182,120
5.50%, 03/21/33 (a)	100,000	100,802
5.88%, 06/01/35 (a)	100,000	102,396
Marriott International, Inc.
5.00%, 10/15/27 (a)	300,000	301,209
4.00%, 04/15/28 (a)	100,000	98,970
5.55%, 10/15/28 (a)	125,000	126,913
4.65%, 12/01/28 (a)	150,000	149,894
4.90%, 04/15/29 (a)	150,000	150,219
4.88%, 05/15/29 (a)	200,000	199,998
4.80%, 03/15/30 (a)	100,000	99,362
4.63%, 06/15/30 (a)	200,000	197,320
2.85%, 04/15/31 (a)	300,000	272,397
4.50%, 10/15/31 (a)	150,000	145,974
5.10%, 04/15/32 (a)	250,000	249,117
3.50%, 10/15/32 (a)	300,000	272,178
4.50%, 05/01/33 (a)	100,000	95,207
2.75%, 10/15/33 (a)	250,000	213,527
5.30%, 05/15/34 (a)	200,000	197,834
5.35%, 03/15/35 (a)	250,000	246,475
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 10/15/35 (a)	180,000	175,759
5.65%, 09/15/36 (a)	250,000	248,257
5.50%, 04/15/37 (a)	375,000	368,096
5.10%, 05/01/38 (a)	225,000	210,987
McDonald's Corp.
3.80%, 04/01/28 (a)	325,000	321,077
4.80%, 08/14/28 (a)	200,000	200,672
5.00%, 05/17/29 (a)	150,000	151,145
2.63%, 09/01/29 (a)	225,000	211,977
2.13%, 03/01/30 (a)	150,000	136,998
4.60%, 05/15/30 (a)	150,000	149,093
3.60%, 07/01/30 (a)	275,000	263,593
4.40%, 02/12/31 (a)	100,000	98,289
4.60%, 09/09/32 (a)	150,000	147,557
4.95%, 08/14/33 (a)	125,000	124,345
5.20%, 05/17/34 (a)	150,000	150,252
4.95%, 03/03/35 (a)	225,000	219,078
4.70%, 12/09/35 (a)	300,000	286,464
5.00%, 02/13/36 (a)	150,000	146,054
6.30%, 10/15/37	250,000	264,905
6.30%, 03/01/38 (a)	225,000	238,441
5.70%, 02/01/39	75,000	75,610
4.88%, 07/15/40	100,000	91,355
3.70%, 02/15/42	100,000	78,299
3.63%, 05/01/43 (a)	125,000	94,668
4.60%, 05/26/45 (a)	150,000	126,035
4.88%, 12/09/45 (a)	470,000	407,589
4.45%, 03/01/47 (a)	325,000	263,019
4.45%, 09/01/48 (a)	200,000	160,736
3.63%, 09/01/49 (a)	425,000	295,953
4.20%, 04/01/50 (a)	275,000	210,532
5.15%, 09/09/52 (a)	200,000	175,130
5.45%, 08/14/53 (a)	225,000	206,752
MercadoLibre, Inc.
3.13%, 01/14/31 (a)	200,000	182,084
4.90%, 01/15/33 (a)	200,000	193,038
Mercedes-Benz Finance North America LLC
8.50%, 01/18/31	425,000	479,421
Meritage Homes Corp.
5.65%, 03/15/35 (a)	175,000	173,796
Nature Conservancy
3.96%, 03/01/52 (a)	75,000	57,118
NIKE, Inc.
2.85%, 03/27/30 (a)	350,000	327,691
3.25%, 03/27/40 (a)	300,000	231,372
3.63%, 05/01/43 (a)	175,000	133,415
3.88%, 11/01/45 (a)	250,000	191,715
3.38%, 11/01/46 (a)	130,000	90,808
3.38%, 03/27/50 (a)	400,000	268,956
NVR, Inc.
3.00%, 05/15/30 (a)	200,000	186,116
O'Reilly Automotive, Inc.
3.60%, 09/01/27 (a)	150,000	148,677
4.35%, 06/01/28 (a)	100,000	99,338
3.90%, 06/01/29 (a)	300,000	292,941
4.80%, 08/14/29 (a)	175,000	174,583
4.20%, 04/01/30 (a)	100,000	97,328
1.75%, 03/15/31 (a)	150,000	129,906
5.05%, 08/14/31 (a)	125,000	124,529
4.70%, 06/15/32 (a)	150,000	146,667
5.00%, 08/19/34 (a)	75,000	72,721
5.10%, 03/12/36 (a)	250,000	241,052
5.55%, 03/14/37 (a)	100,000	99,073
PACCAR Financial Corp.
4.60%, 01/10/28	100,000	100,179
4.55%, 03/03/28 (a)	100,000	100,104
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 08/08/28 (a)	120,000	118,842
4.95%, 08/10/28	175,000	176,207
4.00%, 11/07/28 (a)	70,000	69,179
4.60%, 01/31/29 (a)	200,000	200,024
3.90%, 02/05/29 (a)	75,000	73,756
4.30%, 06/18/29 (a)	75,000	74,327
4.00%, 09/26/29 (a)	100,000	98,400
4.55%, 05/08/30 (a)	100,000	99,547
5.00%, 03/22/34 (a)	100,000	98,969
PulteGroup, Inc.
4.25%, 03/01/31 (a)	75,000	72,396
7.88%, 06/15/32 (a)	100,000	112,881
6.38%, 05/15/33	100,000	105,616
6.00%, 02/15/35 (a)	100,000	102,824
4.90%, 03/01/36 (a)	75,000	71,465
PVH Corp.
5.50%, 06/13/30 (a)	90,000	90,165
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	150,000	139,488
5.00%, 06/15/32 (a)	90,000	89,695
Rockefeller Foundation
2.49%, 10/01/50 (a)	150,000	87,131
Rollins, Inc.
5.25%, 02/24/35 (a)	110,000	107,154
Ross Stores, Inc.
1.88%, 04/15/31 (a)	75,000	65,481
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27 (a)	100,000	103,006
3.70%, 03/15/28 (a)	200,000	196,910
4.75%, 05/15/33 (a)	250,000	238,530
5.55%, 01/20/34 (a)	300,000	298,254
5.38%, 01/15/36 (a)	270,000	261,163
5.25%, 02/27/38 (a)	500,000	470,415
Sands China Ltd.
5.40%, 08/08/28 (a)(f)	500,000	503,300
2.85%, 03/08/29 (a)(f)	200,000	189,550
4.38%, 06/18/30 (a)(f)	200,000	193,588
3.25%, 08/08/31 (a)(f)	200,000	180,762
Sekisui House U.S., Inc.
3.85%, 01/15/30 (a)	100,000	94,644
2.50%, 01/15/31 (a)	150,000	131,411
6.00%, 01/15/43 (a)	125,000	113,375
3.97%, 08/06/61 (a)	75,000	47,249
Starbucks Corp.
3.50%, 03/01/28 (a)	150,000	147,561
4.50%, 05/15/28 (a)	127,000	126,671
4.00%, 11/15/28 (a)	150,000	147,773
3.55%, 08/15/29 (a)	275,000	265,911
2.25%, 03/12/30 (a)	250,000	228,320
2.55%, 11/15/30 (a)	295,000	268,058
4.90%, 02/15/31 (a)	100,000	99,923
3.00%, 02/14/32 (a)	250,000	226,020
4.80%, 02/15/33 (a)	100,000	97,967
5.00%, 02/15/34 (a)	56,000	55,105
4.30%, 06/15/45 (a)	75,000	60,071
3.75%, 12/01/47 (a)	150,000	108,045
4.50%, 11/15/48 (a)	194,000	155,487
4.45%, 08/15/49 (a)	300,000	238,002
3.35%, 03/12/50 (a)	200,000	130,672
3.50%, 11/15/50 (a)	350,000	234,430
Tapestry, Inc.
5.10%, 03/11/30 (a)	150,000	149,888
3.05%, 03/15/32 (a)	200,000	178,808
5.50%, 03/11/35 (a)	150,000	147,668
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Target Corp.
4.35%, 06/15/28 (a)	90,000	89,767
3.38%, 04/15/29 (a)	250,000	242,720
2.35%, 02/15/30 (a)	250,000	230,745
2.65%, 09/15/30 (a)	150,000	137,894
4.50%, 09/15/32 (a)	200,000	196,662
6.35%, 11/01/32	100,000	107,182
4.40%, 01/15/33 (a)	100,000	97,067
4.50%, 09/15/34 (a)	150,000	142,940
5.00%, 04/15/35 (a)	250,000	245,095
5.25%, 02/15/36 (a)	90,000	89,717
6.50%, 10/15/37	100,000	108,012
7.00%, 01/15/38	200,000	225,288
4.00%, 07/01/42	300,000	243,867
3.63%, 04/15/46 (a)	160,000	116,778
3.90%, 11/15/47 (a)	200,000	149,830
2.95%, 01/15/52 (a)	275,000	168,292
4.80%, 01/15/53 (a)	300,000	256,110
TJX Cos., Inc.
1.15%, 05/15/28 (a)	150,000	141,707
3.88%, 04/15/30 (a)	150,000	145,055
1.60%, 05/15/31 (a)	150,000	129,422
4.50%, 04/15/50 (a)	75,000	61,842
Toll Brothers Finance Corp.
4.35%, 02/15/28 (a)	200,000	198,986
3.80%, 11/01/29 (a)	150,000	144,429
5.60%, 06/15/35 (a)	90,000	89,314
Toyota Motor Corp.
5.12%, 07/13/28 (a)	100,000	101,059
3.67%, 07/20/28 (a)	150,000	147,887
2.76%, 07/02/29 (a)	150,000	142,844
4.45%, 06/30/30 (a)	300,000	296,277
2.36%, 03/25/31 (a)	100,000	89,876
5.12%, 07/13/33 (a)	100,000	100,488
5.05%, 06/30/35 (a)	100,000	98,863
Toyota Motor Credit Corp.
4.55%, 09/20/27	200,000	200,320
4.35%, 10/08/27 (a)	300,000	299,880
5.45%, 11/10/27 (a)	100,000	101,183
3.05%, 01/11/28 (a)	100,000	98,168
3.75%, 01/12/28 (a)	150,000	148,595
4.63%, 01/12/28 (a)	250,000	250,552
1.90%, 04/06/28 (a)	150,000	144,090
4.25%, 05/12/28	210,000	209,231
4.05%, 09/05/28 (a)	150,000	148,490
5.25%, 09/11/28 (a)	200,000	202,454
4.65%, 01/05/29 (a)	160,000	159,939
3.65%, 01/08/29 (a)	150,000	146,805
4.05%, 03/13/29 (a)	300,000	295,581
5.05%, 05/16/29 (a)	250,000	252,060
4.45%, 06/29/29 (a)	200,000	198,568
4.50%, 07/09/29 (a)	200,000	198,770
4.55%, 08/09/29 (a)	175,000	174,085
4.95%, 01/09/30 (a)	275,000	275,995
2.15%, 02/13/30 (a)	300,000	274,335
3.38%, 04/01/30 (a)	200,000	190,166
4.80%, 05/15/30 (a)	300,000	299,160
4.55%, 05/17/30 (a)	325,000	321,386
5.55%, 11/20/30 (a)	375,000	384,285
1.65%, 01/10/31 (a)	100,000	87,269
4.20%, 01/10/31	200,000	194,512
5.10%, 03/21/31 (a)	300,000	301,581
4.55%, 05/14/31 (a)	210,000	206,205
1.90%, 09/12/31 (a)	100,000	86,346
4.60%, 10/10/31 (a)	150,000	147,536
2.40%, 01/13/32 (a)	250,000	219,487
4.65%, 09/03/32 (a)	125,000	121,961
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.70%, 01/12/33 (a)	100,000	97,885
4.60%, 03/11/33 (a)	250,000	241,720
5.00%, 07/08/33 (a)	125,000	123,279
4.80%, 01/05/34 (a)	200,000	195,002
5.35%, 01/09/35 (a)	250,000	250,305
4.80%, 01/11/36 (d)	200,000	191,970
Tractor Supply Co.
1.75%, 11/01/30 (a)	125,000	109,213
5.20%, 01/30/32 (a)	125,000	124,810
5.25%, 05/15/33 (a)	150,000	149,148
Uber Technologies, Inc.
4.30%, 01/15/30 (a)	325,000	318,698
4.15%, 01/15/31 (a)	280,000	270,393
4.80%, 09/15/34 (a)	400,000	382,776
4.80%, 09/15/35 (a)	320,000	303,328
5.35%, 09/15/54 (a)	350,000	310,478
UL Solutions, Inc.
6.50%, 10/20/28 (a)(e)	100,000	103,439
VICI Properties LP
4.75%, 02/15/28 (a)	350,000	349,335
4.75%, 04/01/28 (a)	150,000	149,604
4.95%, 02/15/30 (a)	325,000	320,664
5.40%, 10/15/31 (a)	225,000	223,411
5.13%, 11/15/31 (a)	150,000	146,811
5.13%, 05/15/32 (a)	350,000	340,595
5.75%, 04/01/34 (a)	200,000	198,180
5.63%, 04/01/35 (a)	250,000	244,712
5.75%, 10/15/36 (a)	225,000	218,828
5.63%, 05/15/52 (a)	225,000	197,203
6.13%, 04/01/54 (a)(d)	100,000	93,816
Walmart, Inc.
3.95%, 09/09/27 (a)	150,000	149,559
3.90%, 04/15/28 (a)	325,000	322,527
3.70%, 06/26/28 (a)	450,000	444,649
1.50%, 09/22/28 (a)	350,000	330,197
4.00%, 04/30/29 (a)	125,000	123,433
3.25%, 07/08/29 (a)	175,000	169,339
2.38%, 09/24/29 (a)	100,000	93,942
7.55%, 02/15/30	100,000	109,432
4.00%, 04/15/30 (a)	125,000	122,540
4.35%, 04/28/30 (a)	350,000	347,123
4.15%, 04/30/31 (a)	275,000	268,876
1.80%, 09/22/31 (a)	525,000	457,842
4.15%, 09/09/32 (a)	350,000	339,146
4.10%, 04/15/33 (a)	425,000	407,022
4.45%, 04/30/33 (a)	325,000	316,794
4.90%, 04/28/35 (a)	400,000	394,684
5.25%, 09/01/35	375,000	377,992
4.75%, 04/30/36 (a)	250,000	242,525
6.50%, 08/15/37 (a)	300,000	332,205
6.20%, 04/15/38 (a)	175,000	189,196
3.95%, 06/28/38 (a)	175,000	156,308
5.63%, 04/01/40	150,000	152,516
5.00%, 10/25/40	50,000	48,693
5.63%, 04/15/41 (a)	150,000	153,447
2.50%, 09/22/41 (a)	200,000	138,656
4.00%, 04/11/43 (a)	75,000	61,612
4.30%, 04/22/44 (a)	100,000	86,249
3.63%, 12/15/47 (a)	100,000	75,491
4.05%, 06/29/48 (a)	450,000	355,981
2.95%, 09/24/49 (a)	150,000	95,993
2.65%, 09/22/51 (a)	450,000	264,982
4.50%, 09/09/52 (a)	325,000	268,619
4.50%, 04/15/53 (a)	450,000	372,451
		147,541,091
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consumer Non-Cyclical 3.5%
Abbott Laboratories
1.15%, 01/30/28 (a)	150,000	143,375
3.70%, 03/09/29 (a)	650,000	635,206
1.40%, 06/30/30 (a)	150,000	132,444
4.00%, 03/15/31 (a)	650,000	626,749
4.30%, 03/15/33 (a)	700,000	669,130
4.65%, 03/15/36 (a)	950,000	900,752
4.75%, 11/30/36 (a)	425,000	405,718
6.15%, 11/30/37	150,000	159,570
4.75%, 03/15/38 (a)	525,000	492,812
6.00%, 04/01/39	150,000	156,879
5.30%, 05/27/40 (a)	175,000	170,947
4.75%, 04/15/43 (a)	200,000	177,874
4.90%, 11/30/46 (a)	901,000	800,421
5.50%, 03/15/56 (a)	1,025,000	960,353
5.60%, 03/15/66 (a)	525,000	490,040
AbbVie, Inc.
3.78%, 03/03/28 (a)	650,000	642,440
4.65%, 03/15/28 (a)	400,000	400,424
4.50%, 08/18/28 (a)	250,000	249,475
4.25%, 11/14/28 (a)	450,000	446,431
4.80%, 03/15/29 (a)	575,000	575,845
3.20%, 11/21/29 (a)	1,300,000	1,238,159
4.65%, 03/15/30 (a)	300,000	298,125
4.88%, 03/15/30 (a)	275,000	275,179
4.13%, 03/15/31 (a)	550,000	531,828
4.95%, 03/15/31 (a)	475,000	475,418
4.88%, 09/15/31 (a)	400,000	397,312
4.40%, 03/15/33 (a)	250,000	239,805
5.05%, 09/15/33 (a)	300,000	297,198
5.05%, 03/15/34 (a)	750,000	742,012
4.55%, 03/15/35 (a)	450,000	425,722
5.20%, 03/15/35 (a)	275,000	272,816
4.50%, 05/14/35 (a)	1,000,000	941,820
4.75%, 03/15/36 (a)	300,000	285,786
4.30%, 05/14/36 (a)	300,000	275,568
5.30%, 09/15/36 (a)	400,000	395,800
5.45%, 09/15/38 (a)	250,000	246,930
4.05%, 11/21/39 (a)	1,000,000	852,950
4.63%, 10/01/42 (a)	70,000	61,259
4.40%, 11/06/42	725,000	616,728
5.35%, 03/15/44 (a)	150,000	141,581
4.85%, 06/15/44 (a)	275,000	242,591
4.75%, 03/15/45 (a)	261,000	226,083
4.70%, 05/14/45 (a)	700,000	602,455
4.45%, 05/14/46 (a)	550,000	453,876
4.88%, 11/14/48 (a)	475,000	409,597
4.25%, 11/21/49 (a)	1,450,000	1,130,347
5.40%, 03/15/54 (a)	800,000	732,992
5.60%, 03/15/55 (a)	225,000	212,116
5.55%, 03/15/56 (a)	325,000	303,914
6.00%, 09/15/56 (a)	400,000	397,996
5.50%, 03/15/64 (a)	425,000	386,814
5.65%, 03/15/66 (a)	200,000	186,480
AdventHealth Obligated Group
2.80%, 11/15/51 (a)	75,000	44,624
Adventist Health System
4.74%, 12/01/30 (a)	80,000	78,575
5.43%, 03/01/32 (a)	75,000	75,343
5.76%, 12/01/34 (a)	150,000	151,115
3.63%, 03/01/49 (a)	100,000	67,919
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	50,000	49,347
2.21%, 06/15/30 (a)	50,000	45,438
4.27%, 08/15/48 (a)	150,000	120,195
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.39%, 10/15/49 (a)	100,000	68,438
3.01%, 06/15/50 (a)	125,000	79,005
Agilent Technologies, Inc.
4.20%, 09/09/27 (a)	100,000	99,795
2.75%, 09/15/29 (a)	100,000	94,093
2.10%, 06/04/30 (a)	100,000	90,264
2.30%, 03/12/31 (a)	200,000	178,080
4.90%, 01/15/32 (a)(e)	150,000	148,568
4.75%, 09/09/34 (a)	300,000	289,380
Ahold Finance USA LLC
6.88%, 05/01/29	175,000	183,645
AHS Hospital Corp.
5.02%, 07/01/45 (a)	125,000	112,734
2.78%, 07/01/51 (a)	100,000	59,477
Allina Health System
3.89%, 04/15/49 (a)	100,000	74,360
2.90%, 11/15/51 (a)	75,000	46,623
Altria Group, Inc.
4.88%, 02/04/28 (a)	95,000	95,305
6.20%, 11/01/28 (a)	100,000	102,848
4.80%, 02/14/29 (a)	500,000	499,960
3.40%, 05/06/30 (a)	225,000	213,120
4.50%, 08/06/30 (a)	100,000	98,385
2.45%, 02/04/32 (a)	450,000	391,567
6.88%, 11/01/33 (a)	100,000	108,641
5.63%, 02/06/35 (a)	170,000	171,011
5.25%, 08/06/35 (a)	100,000	97,828
5.80%, 02/14/39 (a)	500,000	492,345
3.40%, 02/04/41 (a)	400,000	295,384
4.25%, 08/09/42	275,000	219,029
4.50%, 05/02/43 (a)	225,000	182,974
5.38%, 01/31/44 (a)	470,000	422,850
3.88%, 09/16/46 (a)	400,000	285,924
5.95%, 02/14/49 (a)	700,000	661,745
4.45%, 05/06/50 (a)	100,000	75,802
3.70%, 02/04/51 (a)	350,000	233,565
4.00%, 02/04/61 (a)	275,000	182,534
Amgen, Inc.
3.20%, 11/02/27 (a)	250,000	246,162
5.15%, 03/02/28 (a)	1,000,000	1,006,540
1.65%, 08/15/28 (a)	300,000	283,101
3.00%, 02/22/29 (a)	250,000	239,787
4.05%, 08/18/29 (a)	325,000	318,649
2.45%, 02/21/30 (a)	350,000	322,420
5.25%, 03/02/30 (a)	700,000	706,503
4.20%, 02/19/31 (a)	200,000	193,804
2.30%, 02/25/31 (a)	275,000	245,561
2.00%, 01/15/32 (a)	400,000	342,056
3.35%, 02/22/32 (a)	300,000	274,890
4.20%, 03/01/33 (a)	225,000	212,600
5.25%, 03/02/33 (a)	1,100,000	1,101,298
4.85%, 02/19/36 (a)	550,000	525,354
6.38%, 06/01/37	100,000	106,374
6.40%, 02/01/39 (a)	50,000	52,643
3.15%, 02/21/40 (a)	375,000	283,380
5.75%, 03/15/40	75,000	74,537
2.80%, 08/15/41 (a)	100,000	70,033
4.95%, 10/01/41	250,000	226,472
5.15%, 11/15/41 (a)	150,000	138,156
5.65%, 06/15/42 (a)	75,000	73,288
5.60%, 03/02/43 (a)	700,000	673,764
4.40%, 05/01/45 (a)	600,000	490,230
5.50%, 02/19/46 (a)	100,000	93,832
4.56%, 06/15/48 (a)	400,000	325,748
3.38%, 02/21/50 (a)	375,000	253,564
4.66%, 06/15/51 (a)	900,000	730,737
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 01/15/52 (a)	150,000	92,357
4.20%, 02/22/52 (a)	200,000	149,998
4.88%, 03/01/53 (a)	300,000	249,816
5.65%, 03/02/53 (a)	1,125,000	1,048,815
2.77%, 09/01/53 (a)	219,000	123,582
5.65%, 02/19/56 (a)	225,000	209,797
4.40%, 02/22/62 (a)	350,000	259,962
5.75%, 03/02/63 (a)	700,000	648,270
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	1,430,000	1,355,282
4.90%, 02/01/46 (a)	2,375,000	2,079,435
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 (a)	150,000	142,218
4.00%, 01/17/43 (a)	100,000	80,469
4.63%, 02/01/44 (a)	150,000	129,266
4.90%, 02/01/46 (a)	325,000	283,926
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 (a)	900,000	901,044
3.50%, 06/01/30 (a)	425,000	406,126
4.90%, 01/23/31 (a)	200,000	200,156
5.00%, 06/15/34 (a)	275,000	271,964
5.88%, 06/15/35 (a)	75,000	78,386
4.38%, 04/15/38 (a)	150,000	136,062
8.20%, 01/15/39	350,000	428,284
5.45%, 01/23/39 (a)	525,000	517,902
8.00%, 11/15/39 (a)	100,000	121,003
4.95%, 01/15/42 (a)	425,000	388,535
3.75%, 07/15/42 (a)	100,000	78,211
4.60%, 04/15/48 (a)	150,000	126,782
4.44%, 10/06/48 (a)	475,000	385,358
5.55%, 01/23/49 (a)	1,100,000	1,038,268
4.50%, 06/01/50 (a)	200,000	171,906
4.75%, 04/15/58 (a)	150,000	123,782
5.80%, 01/23/59 (a)	525,000	509,817
Archer-Daniels-Midland Co.
3.25%, 03/27/30 (a)	200,000	189,398
4.83%, 09/01/31 (a)	125,000	123,911
2.90%, 03/01/32 (a)	250,000	224,890
5.94%, 10/01/32 (a)	100,000	104,736
4.50%, 08/15/33 (a)	100,000	96,882
5.38%, 09/15/35	100,000	100,516
5.27%, 09/01/36 (a)	150,000	148,220
4.54%, 03/26/42 (a)	100,000	86,538
4.02%, 04/16/43	75,000	60,467
3.75%, 09/15/47 (a)	50,000	36,941
4.50%, 03/15/49 (a)	200,000	164,364
2.70%, 09/15/51 (a)	250,000	144,265
Ascension Health
4.08%, 11/15/28 (a)	90,000	89,058
2.53%, 11/15/29 (a)	425,000	396,151
4.29%, 11/15/30 (a)	150,000	146,309
4.92%, 11/15/35 (a)	250,000	241,845
3.11%, 11/15/39 (a)	175,000	134,237
3.95%, 11/15/46 (a)	275,000	212,795
4.85%, 11/15/53 (a)	125,000	107,304
Astrazeneca Finance LLC
4.88%, 03/03/28 (a)	325,000	326,797
1.75%, 05/28/28 (a)	250,000	238,552
4.85%, 02/26/29 (a)	325,000	326,599
4.90%, 03/03/30 (a)	150,000	150,428
4.90%, 02/26/31 (a)	200,000	199,970
4.00%, 03/02/31 (a)	200,000	192,674
2.25%, 05/28/31 (a)	150,000	133,091
4.30%, 03/02/33 (a)	200,000	191,260
4.88%, 03/03/33 (a)	350,000	346,591
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 02/26/34 (a)	425,000	420,248
4.60%, 03/02/36 (a)	200,000	189,124
AstraZeneca PLC
4.00%, 01/17/29 (a)	275,000	271,606
1.38%, 08/06/30 (a)	250,000	219,342
6.45%, 09/15/37	705,000	761,026
4.00%, 09/18/42 (a)	325,000	265,385
4.38%, 11/16/45 (a)	330,000	274,669
4.38%, 08/17/48 (a)	150,000	122,762
2.13%, 08/06/50 (a)	50,000	26,300
3.00%, 05/28/51 (a)	200,000	125,972
Augusta SpinCo Corp.
4.32%, 09/23/27 (a)	200,000	199,468
4.40%, 03/23/29 (a)	200,000	197,800
4.66%, 03/23/31 (a)	200,000	196,570
4.95%, 03/23/33 (a)	200,000	195,854
5.25%, 03/23/36 (a)	200,000	195,176
Banner Health
2.34%, 01/01/30 (a)	100,000	92,118
1.90%, 01/01/31 (a)	100,000	88,189
2.91%, 01/01/42 (a)	50,000	35,683
3.18%, 01/01/50 (a)	100,000	65,581
2.91%, 01/01/51 (a)	50,000	30,365
Baptist Health South Florida Obligated Group
3.12%, 11/15/71 (a)	50,000	26,671
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	150,000	102,642
BAT Capital Corp.
2.26%, 03/25/28 (a)	400,000	385,284
3.46%, 09/06/29 (a)	300,000	288,351
4.91%, 04/02/30 (a)	325,000	323,879
6.34%, 08/02/30 (a)	200,000	208,948
5.83%, 02/20/31 (a)	250,000	256,887
2.73%, 03/25/31 (a)	250,000	226,012
4.74%, 03/16/32 (a)	300,000	293,763
5.35%, 08/15/32 (a)	275,000	276,477
7.75%, 10/19/32 (a)	250,000	280,042
4.63%, 03/22/33 (a)	130,000	124,612
6.42%, 08/02/33 (a)	350,000	370,062
5.30%, 08/05/33 (a)	200,000	199,036
6.00%, 02/20/34 (a)	175,000	180,978
5.63%, 08/15/35 (a)	275,000	276,754
5.55%, 08/05/36 (a)	200,000	198,076
4.39%, 08/15/37 (a)	625,000	555,625
3.73%, 09/25/40 (a)	75,000	59,103
7.08%, 08/02/43 (a)	150,000	161,728
4.54%, 08/15/47 (a)	800,000	633,248
4.76%, 09/06/49 (a)	300,000	241,281
5.28%, 04/02/50 (a)	100,000	86,094
3.98%, 09/25/50 (a)	75,000	53,213
5.65%, 03/16/52 (a)	125,000	113,233
7.08%, 08/02/53 (a)	300,000	325,044
6.25%, 08/15/55 (a)	175,000	171,150
BAT International Finance PLC
4.45%, 03/16/28 (a)	200,000	199,268
5.93%, 02/02/29 (a)	200,000	205,034
Baxalta, Inc.
5.25%, 06/23/45 (a)	99,000	90,157
Baxter International, Inc.
2.27%, 12/01/28 (a)	500,000	471,390
4.45%, 02/15/29 (a)	300,000	295,965
3.95%, 04/01/30 (a)	100,000	95,997
4.90%, 12/15/30 (a)	130,000	127,698
1.73%, 04/01/31 (a)	150,000	127,427
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.54%, 02/01/32 (a)	325,000	279,399
5.65%, 12/15/35 (a)	180,000	175,693
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	100,000	73,468
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	100,000	88,005
4.19%, 11/15/45 (a)	100,000	81,757
3.97%, 11/15/46 (a)	150,000	118,089
2.84%, 11/15/50 (a)	200,000	121,748
Becton Dickinson & Co.
4.69%, 02/13/28 (a)	150,000	149,964
4.87%, 02/08/29 (a)	175,000	175,110
2.82%, 05/20/30 (a)	225,000	208,503
1.96%, 02/11/31 (a)	275,000	241,068
4.30%, 08/22/32 (a)	150,000	143,283
5.11%, 02/08/34 (a)	150,000	147,669
4.69%, 12/15/44 (a)	150,000	127,394
4.67%, 06/06/47 (a)	200,000	168,460
Beth Israel Lahey Health, Inc.
3.08%, 07/01/51 (a)	100,000	62,396
Biogen, Inc.
2.25%, 05/01/30 (a)	400,000	362,896
5.05%, 01/15/31 (a)	100,000	100,215
5.75%, 05/15/35 (a)	200,000	203,414
5.20%, 09/15/45 (a)	300,000	268,677
3.15%, 05/01/50 (a)	300,000	187,065
3.25%, 02/15/51 (a)	167,000	105,015
6.45%, 05/15/55 (a)	200,000	205,574
Bio-Rad Laboratories, Inc.
3.70%, 03/15/32 (a)	150,000	138,488
Bon Secours Mercy Health, Inc.
4.30%, 07/01/28 (a)	75,000	74,270
3.46%, 06/01/30 (a)	100,000	95,612
Boston Scientific Corp.
4.00%, 03/01/28 (a)	150,000	148,814
2.65%, 06/01/30 (a)	350,000	322,689
6.25%, 11/15/35 (g)	100,000	106,405
4.55%, 03/01/39 (a)	125,000	112,966
7.38%, 01/15/40 (a)	75,000	86,486
4.70%, 03/01/49 (a)	150,000	127,560
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (a)	275,000	264,888
3.45%, 11/15/27 (a)	100,000	98,906
3.90%, 02/20/28 (a)	250,000	248,150
4.90%, 02/22/29 (a)	300,000	302,316
3.40%, 07/26/29 (a)	250,000	241,415
1.45%, 11/13/30 (a)	250,000	218,225
5.75%, 02/01/31 (a)	300,000	309,693
5.10%, 02/22/31 (a)	350,000	352,485
2.95%, 03/15/32 (a)	475,000	428,440
5.90%, 11/15/33 (a)	200,000	208,474
5.20%, 02/22/34 (a)	650,000	650,448
4.13%, 06/15/39 (a)	550,000	476,091
2.35%, 11/13/40 (a)	150,000	101,513
3.55%, 03/15/42 (a)	375,000	288,045
3.25%, 08/01/42 (a)	100,000	73,265
5.50%, 02/22/44 (a)	100,000	95,841
4.50%, 03/01/44 (a)	75,000	63,201
4.63%, 05/15/44 (a)	150,000	128,393
5.00%, 08/15/45 (a)	150,000	133,490
4.35%, 11/15/47 (a)	350,000	279,835
4.55%, 02/20/48 (a)	350,000	287,227
4.25%, 10/26/49 (a)	975,000	758,023
2.55%, 11/13/50 (a)	450,000	251,320
3.70%, 03/15/52 (a)	550,000	383,443
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.25%, 11/15/53 (a)	150,000	153,892
5.55%, 02/22/54 (a)	750,000	697,725
3.90%, 03/15/62 (a)	275,000	187,748
6.40%, 11/15/63 (a)	75,000	78,694
5.65%, 02/22/64 (a)	75,000	70,544
Brown-Forman Corp.
4.75%, 04/15/33 (a)	150,000	145,485
4.00%, 04/15/38 (a)	150,000	131,787
4.50%, 07/15/45 (a)	100,000	82,783
Brunswick Corp.
5.85%, 03/18/29 (a)	100,000	101,687
2.40%, 08/18/31 (a)	150,000	130,136
4.40%, 09/15/32 (a)	125,000	117,066
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	325,000	322,455
4.10%, 01/07/28 (a)	75,000	74,474
4.20%, 09/17/29 (a)	150,000	147,252
4.55%, 08/04/30 (a)	290,000	284,852
3.20%, 04/21/31 (a)	170,000	156,857
2.75%, 05/14/31 (a)	300,000	271,014
4.80%, 03/19/33 (a)	125,000	121,910
4.65%, 09/17/34 (a)	150,000	142,619
5.15%, 08/04/35 (a)	215,000	208,823
5.15%, 03/19/36 (a)	150,000	145,380
Campbell's Co.
4.15%, 03/15/28 (a)	300,000	296,874
5.20%, 03/21/29 (a)	100,000	100,372
2.38%, 04/24/30 (a)	175,000	158,135
4.55%, 03/21/31 (a)	100,000	96,560
5.40%, 03/21/34 (a)	275,000	265,490
4.75%, 03/23/35 (a)	150,000	137,195
4.80%, 03/15/48 (a)	225,000	176,796
3.13%, 04/24/50 (a)	130,000	76,019
5.25%, 10/13/54 (a)	75,000	60,788
Cardinal Health, Inc.
5.13%, 02/15/29 (a)	125,000	125,854
5.00%, 11/15/29 (a)	300,000	300,492
4.50%, 09/15/30 (a)	155,000	152,080
5.45%, 02/15/34 (a)	100,000	100,148
5.35%, 11/15/34 (a)	275,000	272,401
5.15%, 09/15/35 (a)	120,000	116,890
4.60%, 03/15/43	75,000	63,320
4.50%, 11/15/44 (a)	200,000	163,498
4.90%, 09/15/45 (a)	80,000	68,745
4.37%, 06/15/47 (a)	100,000	79,210
5.75%, 11/15/54 (a)	150,000	142,610
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	100,000	65,715
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	75,000	66,422
Cencora, Inc.
3.45%, 12/15/27 (a)	200,000	197,192
4.63%, 12/15/27 (a)	75,000	75,038
3.95%, 02/13/29 (a)	100,000	98,042
4.85%, 12/15/29 (a)	100,000	99,892
2.80%, 05/15/30 (a)	100,000	92,605
4.25%, 11/15/30 (a)	100,000	96,998
2.70%, 03/15/31 (a)	200,000	180,936
4.60%, 02/13/33 (a)	100,000	96,542
5.13%, 02/15/34 (a)	250,000	246,080
5.15%, 02/15/35 (a)	275,000	269,555
4.90%, 02/13/36 (a)	400,000	381,752
4.25%, 03/01/45 (a)	100,000	80,327
4.30%, 12/15/47 (a)	100,000	79,180
5.65%, 02/13/56 (a)	100,000	94,436
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Children's Health System of Texas
2.51%, 08/15/50 (a)	150,000	84,810
Children's Hospital
2.93%, 07/15/50 (a)	60,000	37,633
Children's Hospital Corp.
4.12%, 01/01/47 (a)	100,000	81,206
2.59%, 02/01/50 (a)	80,000	46,903
Children's Hospital Medical Center
4.27%, 05/15/44 (a)	100,000	83,200
Children's Hospital of Philadelphia
2.70%, 07/01/50 (a)	100,000	59,410
CHRISTUS Health
4.34%, 07/01/28 (a)	100,000	99,035
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	150,000	131,061
5.60%, 11/15/32 (a)	200,000	206,450
3.95%, 08/01/47 (a)	100,000	76,296
5.00%, 06/15/52 (a)	100,000	87,150
Cigna Group
3.05%, 10/15/27 (a)	145,000	142,741
4.38%, 10/15/28 (a)	985,000	977,524
5.00%, 05/15/29 (a)	200,000	201,276
2.40%, 03/15/30 (a)	400,000	367,388
4.50%, 09/15/30 (a)	180,000	176,863
2.38%, 03/15/31 (a)	425,000	379,448
5.13%, 05/15/31 (a)	200,000	200,900
4.88%, 09/15/32 (a)	320,000	314,080
5.40%, 03/15/33 (a)	325,000	327,652
5.25%, 02/15/34 (a)	375,000	372,154
5.25%, 01/15/36 (a)	395,000	386,065
4.80%, 08/15/38 (a)	605,000	556,884
3.20%, 03/15/40 (a)	150,000	113,198
6.13%, 11/15/41 (a)	100,000	101,233
4.80%, 07/15/46 (a)	420,000	354,900
3.88%, 10/15/47 (a)	195,000	142,736
4.90%, 12/15/48 (a)	800,000	675,368
3.40%, 03/15/50 (a)	450,000	297,004
3.40%, 03/15/51 (a)	450,000	294,714
5.60%, 02/15/54 (a)	400,000	368,076
6.00%, 01/15/56 (a)	140,000	136,293
City of Hope
5.62%, 11/15/43 (a)	100,000	94,850
4.38%, 08/15/48 (a)	75,000	59,057
Cleveland Clinic Foundation
4.86%, 01/01/14 (a)	125,000	100,689
Clorox Co.
3.10%, 10/01/27 (a)	150,000	147,837
3.90%, 05/15/28 (a)	100,000	98,639
4.40%, 05/01/29 (a)	150,000	148,196
1.80%, 05/15/30 (a)	175,000	156,154
4.70%, 05/15/31 (a)	150,000	147,144
4.60%, 05/01/32 (a)	200,000	193,678
4.95%, 05/15/33 (a)	100,000	97,440
5.25%, 05/15/36 (a)	150,000	145,799
Coca-Cola Co.
1.50%, 03/05/28	200,000	191,698
1.00%, 03/15/28	550,000	522,373
2.13%, 09/06/29 (a)	400,000	373,012
3.45%, 03/25/30 (a)	325,000	312,939
1.65%, 06/01/30 (a)	450,000	403,582
2.00%, 03/05/31	125,000	111,304
1.38%, 03/15/31	250,000	216,415
2.25%, 01/05/32 (a)	500,000	442,065
5.00%, 05/13/34 (a)	275,000	276,683
4.65%, 08/14/34 (a)	150,000	147,546
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 06/01/40 (a)	275,000	195,910
2.88%, 05/05/41 (a)	150,000	110,247
4.20%, 03/25/50 (a)	100,000	79,019
2.60%, 06/01/50	450,000	264,163
3.00%, 03/05/51 (a)	500,000	315,855
2.50%, 03/15/51 (a)	425,000	241,085
5.30%, 05/13/54 (a)	325,000	300,872
5.20%, 01/14/55 (a)	425,000	387,205
2.75%, 06/01/60	200,000	109,490
5.40%, 05/13/64 (a)	475,000	436,230
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29 (a)	225,000	227,599
5.45%, 06/01/34 (a)	100,000	100,954
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 (a)	300,000	278,691
1.85%, 09/01/32 (a)	100,000	82,269
5.10%, 05/06/35 (a)	150,000	146,549
5.25%, 11/26/43	150,000	139,961
Colgate-Palmolive Co.
4.60%, 03/01/28 (a)	150,000	150,609
4.20%, 05/01/30 (a)	250,000	247,350
3.25%, 08/15/32 (a)	150,000	138,423
4.60%, 03/01/33 (a)	150,000	149,670
4.00%, 08/15/45 (a)	175,000	143,864
3.70%, 08/01/47 (a)	200,000	149,866
CommonSpirit Health
6.07%, 11/01/27 (a)	100,000	101,427
3.35%, 10/01/29 (a)	275,000	261,775
4.35%, 09/01/30 (a)	300,000	291,108
2.78%, 10/01/30 (a)	150,000	137,105
5.21%, 12/01/31 (a)	150,000	149,721
5.32%, 12/01/34 (a)	225,000	221,209
4.83%, 09/01/35 (a)	75,000	71,608
4.98%, 09/01/35 (a)	175,000	166,897
4.35%, 11/01/42	225,000	189,922
5.58%, 09/01/45 (a)	75,000	70,505
3.82%, 10/01/49 (a)	150,000	107,789
4.19%, 10/01/49 (a)	300,000	225,990
3.91%, 10/01/50 (a)	250,000	179,062
6.46%, 11/01/52 (a)	125,000	129,680
5.55%, 12/01/54 (a)	100,000	91,172
5.66%, 09/01/55 (a)	175,000	162,265
Community Health Network, Inc.
3.10%, 05/01/50 (a)	85,000	52,151
Conagra Brands, Inc.
1.38%, 11/01/27 (a)	250,000	240,375
7.00%, 10/01/28	100,000	103,812
4.85%, 11/01/28 (a)	350,000	348,579
5.00%, 08/01/30 (a)	90,000	88,882
8.25%, 09/15/30	100,000	110,377
5.40%, 08/01/31 (a)	150,000	149,555
5.75%, 08/01/35 (a)	90,000	88,960
5.30%, 11/01/38 (a)	350,000	322,563
5.40%, 11/01/48 (a)	200,000	170,228
Constellation Brands, Inc.
3.60%, 02/15/28 (a)	150,000	147,678
4.65%, 11/15/28 (a)	600,000	597,930
4.80%, 01/15/29 (a)	100,000	99,916
3.15%, 08/01/29 (a)	150,000	142,919
2.88%, 05/01/30 (a)	100,000	92,809
4.80%, 05/01/30 (a)	100,000	99,215
4.85%, 05/06/31 (a)	125,000	123,480
2.25%, 08/01/31 (a)	150,000	131,078
4.75%, 05/09/32 (a)	150,000	146,268
4.90%, 05/01/33 (a)	150,000	145,767
4.95%, 11/01/35 (a)	75,000	71,478
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 05/09/47 (a)	75,000	60,287
4.10%, 02/15/48 (a)	100,000	75,528
5.25%, 11/15/48 (a)	375,000	333,371
3.75%, 05/01/50 (a)	125,000	88,290
Corewell Health Obligated Group
3.49%, 07/15/49 (a)	100,000	68,725
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	100,000	66,763
CVS Health Corp.
4.30%, 03/25/28 (a)	1,295,000	1,286,518
5.00%, 01/30/29 (a)	200,000	200,874
5.40%, 06/01/29 (a)	200,000	202,792
3.25%, 08/15/29 (a)	475,000	453,924
5.13%, 02/21/30 (a)	375,000	376,470
3.75%, 04/01/30 (a)	450,000	431,451
1.75%, 08/21/30 (a)	375,000	330,431
5.25%, 01/30/31 (a)	275,000	276,581
1.88%, 02/28/31 (a)	375,000	326,205
5.55%, 06/01/31 (a)	325,000	330,242
2.13%, 09/15/31 (a)	200,000	173,086
5.00%, 09/15/32 (a)	200,000	197,428
5.25%, 02/21/33 (a)	425,000	423,687
5.30%, 06/01/33 (a)	325,000	323,060
5.70%, 06/01/34 (a)	350,000	354,046
4.88%, 07/20/35 (a)	200,000	189,608
5.45%, 09/15/35 (a)	500,000	493,665
4.78%, 03/25/38 (a)	1,350,000	1,226,947
6.13%, 09/15/39	75,000	75,451
4.13%, 04/01/40 (a)	200,000	165,200
2.70%, 08/21/40 (a)	75,000	51,584
5.30%, 12/05/43 (a)	275,000	247,802
6.00%, 06/01/44 (a)	200,000	193,798
5.13%, 07/20/45 (a)	925,000	803,612
5.05%, 03/25/48 (a)	2,100,000	1,778,889
4.25%, 04/01/50 (a)	100,000	74,983
5.63%, 02/21/53 (a)	350,000	315,014
5.88%, 06/01/53 (a)	350,000	326,060
6.05%, 06/01/54 (a)	300,000	286,536
6.20%, 09/15/55 (a)	325,000	316,566
6.00%, 06/01/63 (a)	175,000	162,647
6.25%, 09/15/65 (a)	100,000	96,335
Danaher Corp.
4.38%, 09/15/45 (a)	100,000	82,593
2.60%, 10/01/50 (a)	200,000	114,588
2.80%, 12/10/51 (a)	350,000	207,357
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	50,000	38,285
Dentsply Sirona, Inc.
3.25%, 06/01/30 (a)	150,000	138,711
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	200,000	186,874
3.25%, 11/15/39 (a)	150,000	117,060
3.40%, 11/15/49 (a)	325,000	220,210
Diageo Capital PLC
5.30%, 10/24/27 (a)	200,000	201,778
3.88%, 05/18/28 (a)	200,000	197,626
2.38%, 10/24/29 (a)	200,000	185,900
2.00%, 04/29/30 (a)	250,000	225,595
2.13%, 04/29/32 (a)	200,000	170,608
5.50%, 01/24/33 (a)	200,000	202,674
5.63%, 10/05/33 (a)	200,000	204,250
5.88%, 09/30/36	175,000	180,560
3.88%, 04/29/43 (a)	175,000	136,169
Diageo Investment Corp.
5.13%, 08/15/30 (a)	200,000	200,838
5.63%, 04/15/35 (a)	200,000	203,028
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.45%, 04/15/35 (a)	100,000	115,405
4.25%, 05/11/42 (a)	150,000	125,202
Dignity Health
4.50%, 11/01/42 (a)	50,000	42,217
5.27%, 11/01/64 (a)	50,000	43,345
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	150,000	115,152
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	99,279
Eli Lilly & Co.
4.55%, 02/12/28 (a)	200,000	200,424
4.00%, 10/15/28 (a)	350,000	346,584
4.50%, 02/09/29 (a)	200,000	199,954
3.38%, 03/15/29 (a)	200,000	194,286
4.15%, 05/20/29 (a)	200,000	197,946
4.20%, 08/14/29 (a)	200,000	197,930
4.75%, 02/12/30 (a)	350,000	350,595
4.25%, 03/15/31 (a)	220,000	215,274
4.38%, 05/20/31 (a)	400,000	391,908
4.90%, 02/12/32 (a)	200,000	200,386
4.55%, 10/15/32 (a)	250,000	244,880
4.70%, 02/27/33 (a)	275,000	271,260
4.65%, 05/20/33 (a)	325,000	317,756
4.70%, 02/09/34 (a)	400,000	390,452
4.60%, 08/14/34 (a)	400,000	386,632
5.10%, 02/12/35 (a)	325,000	323,612
4.90%, 10/15/35 (a)	320,000	312,371
4.85%, 05/20/36 (a)	400,000	386,352
5.55%, 03/15/37	75,000	77,632
3.70%, 03/01/45 (a)	100,000	76,105
3.95%, 05/15/47 (a)	300,000	231,255
3.95%, 03/15/49 (a)	200,000	152,434
2.25%, 05/15/50 (a)	400,000	216,752
4.88%, 02/27/53 (a)	375,000	322,905
5.00%, 02/09/54 (a)	425,000	372,801
5.05%, 08/14/54 (a)	375,000	330,742
5.50%, 02/12/55 (a)	375,000	353,741
5.55%, 10/15/55 (a)	250,000	237,412
5.60%, 05/20/56 (a)	450,000	430,398
4.15%, 03/15/59 (a)	75,000	55,671
2.50%, 09/15/60 (a)	175,000	89,446
4.95%, 02/27/63 (a)	200,000	168,844
5.10%, 02/09/64 (a)	450,000	388,930
5.20%, 08/14/64 (a)	150,000	131,858
5.60%, 02/12/65 (a)	150,000	140,742
5.65%, 10/15/65 (a)	300,000	283,011
5.70%, 05/20/66 (a)	260,000	247,699
Estee Lauder Cos., Inc.
4.38%, 05/15/28 (a)	275,000	273,782
2.38%, 12/01/29 (a)	275,000	254,479
2.60%, 04/15/30 (a)	150,000	138,684
1.95%, 03/15/31 (a)	150,000	131,375
4.65%, 05/15/33 (a)	200,000	193,186
5.00%, 02/14/34 (a)	150,000	147,095
6.00%, 05/15/37	90,000	93,675
4.38%, 06/15/45 (a)	175,000	141,573
4.15%, 03/15/47 (a)	175,000	136,176
3.13%, 12/01/49 (a)	150,000	95,579
5.15%, 05/15/53 (a)	175,000	152,444
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	100,000	86,210
5.75%, 03/15/35 (a)	170,000	160,358
6.20%, 03/15/55 (a)	75,000	60,046
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/43 (a)	150,000	127,439
3.50%, 01/16/50 (a)	300,000	210,318
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 07/01/49 (a)	50,000	36,136
Fred Hutchinson Cancer Center
4.97%, 01/01/52 (a)	50,000	43,181
GE HealthCare Technologies, Inc.
5.65%, 11/15/27 (a)	400,000	404,440
4.15%, 12/15/28 (a)	100,000	98,675
4.80%, 08/14/29 (a)	400,000	399,848
5.86%, 03/15/30 (a)	300,000	307,875
4.80%, 01/15/31 (a)	220,000	217,756
5.91%, 11/22/32 (a)	400,000	413,632
5.50%, 06/15/35 (a)	260,000	258,851
4.95%, 12/15/35 (a)	100,000	95,629
6.38%, 11/22/52 (a)	300,000	306,411
General Mills, Inc.
4.20%, 04/17/28 (a)	425,000	421,540
5.50%, 10/17/28 (a)	125,000	126,893
4.88%, 01/30/30 (a)	150,000	149,522
2.88%, 04/15/30 (a)	300,000	278,967
2.25%, 10/14/31 (a)	250,000	218,110
4.95%, 03/29/33 (a)	200,000	195,714
5.25%, 01/30/35 (a)(d)	225,000	220,808
5.40%, 06/15/40	75,000	71,538
4.15%, 02/15/43 (a)	75,000	59,764
4.70%, 04/17/48 (a)	150,000	123,639
3.00%, 02/01/51 (a)	150,000	92,547
Gilead Sciences, Inc.
1.20%, 10/01/27 (a)	475,000	458,973
4.25%, 05/20/28 (a)	125,000	124,491
4.40%, 05/20/29 (a)	250,000	247,830
4.80%, 11/15/29 (a)	150,000	150,299
1.65%, 10/01/30 (a)	200,000	176,276
4.60%, 05/20/31 (a)	250,000	246,157
5.25%, 10/15/33 (a)	300,000	302,487
4.90%, 05/20/34 (a)	125,000	122,475
5.10%, 06/15/35 (a)	200,000	197,476
4.60%, 09/01/35 (a)	325,000	309,078
4.00%, 09/01/36 (a)	150,000	134,390
2.60%, 10/01/40 (a)	200,000	140,906
5.65%, 12/01/41 (a)	224,000	220,933
4.80%, 04/01/44 (a)	475,000	418,138
4.50%, 02/01/45 (a)	475,000	399,361
4.75%, 03/01/46 (a)	595,000	513,437
4.15%, 03/01/47 (a)	475,000	373,887
2.80%, 10/01/50 (a)	450,000	270,805
5.55%, 10/15/53 (a)	300,000	282,684
5.50%, 11/15/54 (a)	225,000	210,341
5.60%, 11/15/64 (a)	150,000	139,494
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	300,000	290,547
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28 (a)	400,000	396,088
4.50%, 04/15/30 (a)	250,000	247,832
5.38%, 04/15/34	200,000	202,246
4.88%, 04/15/35 (a)	150,000	145,365
6.38%, 05/15/38 (a)	713,000	760,935
4.20%, 03/18/43 (a)	100,000	83,090
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	200,000	139,200
4.21%, 07/01/48 (a)	100,000	80,006
2.88%, 09/01/50 (a)	100,000	61,078
4.50%, 07/01/57 (a)	50,000	39,609
Haleon U.S. Capital LLC
3.38%, 03/24/29 (a)	250,000	241,475
4.63%, 08/21/29 (a)	150,000	149,294
4.88%, 08/21/31 (a)	150,000	149,159
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.63%, 03/24/32 (a)	650,000	602,777
5.38%, 08/21/36 (a)	200,000	198,994
4.00%, 03/24/52 (a)	250,000	186,445
Hasbro, Inc.
3.50%, 09/15/27 (a)	100,000	99,006
3.90%, 11/19/29 (a)	300,000	290,115
4.65%, 03/12/31 (a)	100,000	97,918
6.05%, 05/14/34 (a)	100,000	102,858
6.35%, 03/15/40	175,000	179,020
HCA, Inc.
5.00%, 03/01/28 (a)	200,000	200,722
5.20%, 06/01/28 (a)	200,000	201,392
5.63%, 09/01/28 (a)	550,000	557,051
5.88%, 02/01/29 (a)	200,000	203,784
3.38%, 03/15/29 (a)	350,000	337,638
4.13%, 06/15/29 (a)	525,000	514,909
5.25%, 03/01/30 (a)	350,000	352,334
3.50%, 09/01/30 (a)	700,000	660,394
4.30%, 11/15/30 (a)	75,000	72,731
5.45%, 04/01/31 (a)	475,000	480,006
4.70%, 05/15/31 (a)	250,000	245,002
2.38%, 07/15/31 (a)	175,000	153,947
5.50%, 03/01/32 (a)	150,000	151,342
3.63%, 03/15/32 (a)	525,000	483,089
4.60%, 11/15/32 (a)	275,000	264,000
5.00%, 05/15/33 (a)	200,000	195,046
5.50%, 06/01/33 (a)	250,000	251,050
5.60%, 04/01/34 (a)	400,000	401,884
5.45%, 09/15/34 (a)	375,000	372,577
5.75%, 03/01/35 (a)	425,000	428,549
4.90%, 11/15/35 (a)	250,000	236,532
5.30%, 05/15/36 (a)	250,000	241,992
5.13%, 06/15/39 (a)	200,000	185,316
4.38%, 03/15/42 (a)	100,000	82,820
5.50%, 06/15/47 (a)	425,000	381,272
5.25%, 06/15/49 (a)	550,000	472,835
3.50%, 07/15/51 (a)	400,000	257,096
4.63%, 03/15/52 (a)	550,000	426,057
5.90%, 06/01/53 (a)	300,000	278,865
6.00%, 04/01/54 (a)	425,000	400,970
5.95%, 09/15/54 (a)	275,000	257,073
6.20%, 03/01/55 (a)	350,000	338,499
5.70%, 11/15/55 (a)	225,000	203,220
6.10%, 04/01/64 (a)	150,000	141,512
Hershey Co.
4.55%, 02/24/28 (a)	75,000	75,122
4.25%, 05/04/28 (a)	300,000	298,641
2.45%, 11/15/29 (a)	100,000	93,036
4.75%, 02/24/30 (a)	75,000	74,990
4.95%, 02/24/32 (a)	75,000	75,056
4.50%, 05/04/33 (a)	150,000	146,213
5.10%, 02/24/35 (a)	75,000	74,850
3.38%, 08/15/46 (a)	200,000	140,738
3.13%, 11/15/49 (a)	100,000	64,969
2.65%, 06/01/50 (a)	100,000	58,896
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52 (a)	150,000	108,389
Hormel Foods Corp.
1.70%, 06/03/28 (a)	150,000	142,760
1.80%, 06/11/30 (a)	275,000	245,861
3.05%, 06/03/51 (a)	150,000	93,569
Icon Investments Six DAC
5.85%, 05/08/29 (a)	200,000	203,640
5.06%, 08/13/29 (a)(e)	200,000	199,668
5.42%, 08/13/31 (a)(e)	200,000	199,140
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.00%, 05/08/34 (a)	200,000	201,900
6.00%, 08/13/36 (a)(e)	200,000	199,764
Illumina, Inc.
5.75%, 12/13/27 (a)	100,000	101,223
4.75%, 12/12/30 (a)	90,000	88,592
2.55%, 03/23/31 (a)	150,000	134,063
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	105,000	80,072
2.85%, 11/01/51 (a)	75,000	45,155
Ingredion, Inc.
2.90%, 06/01/30 (a)	150,000	139,458
3.90%, 06/01/50 (a)	100,000	71,854
Inova Health System Foundation
4.07%, 05/15/52 (a)	75,000	56,831
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	100,000	71,624
Iowa Health System
Series 2020 3.67%, 02/15/50 (a)	100,000	72,966
IQVIA, Inc.
5.70%, 05/15/28 (a)	200,000	202,436
6.25%, 02/01/29 (a)	325,000	333,934
J.M. Smucker Co.
3.38%, 12/15/27 (a)	125,000	123,130
5.90%, 11/15/28 (a)	200,000	204,768
2.38%, 03/15/30 (a)	100,000	91,719
2.13%, 03/15/32 (a)	75,000	63,881
6.20%, 11/15/33 (a)	200,000	209,982
4.25%, 03/15/35	250,000	228,790
6.50%, 11/15/43 (a)	200,000	210,028
4.38%, 03/15/45 (a)	100,000	81,121
6.50%, 11/15/53 (a)	300,000	315,936
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 02/02/29 (a)	200,000	191,370
3.75%, 12/01/31 (a)	250,000	232,237
3.63%, 01/15/32 (a)	300,000	275,763
3.00%, 05/15/32 (a)	250,000	220,415
5.75%, 04/01/33 (a)	550,000	558,283
6.75%, 03/15/34 (a)	38,000	40,649
5.95%, 04/20/35 (a)	150,000	151,737
5.50%, 01/15/36 (a)	350,000	341,169
5.63%, 03/10/37 (a)(e)	400,000	389,056
4.38%, 02/02/52 (a)	250,000	181,667
6.50%, 12/01/52 (a)	400,000	389,004
7.25%, 11/15/53 (a)	200,000	211,898
6.38%, 02/25/55 (a)	150,000	143,408
6.25%, 03/01/56 (a)	400,000	377,600
6.40%, 05/10/57 (a)(e)	250,000	240,105
6.38%, 04/15/66 (a)	275,000	258,706
Johns Hopkins Health System Corp.
3.84%, 05/15/46 (a)	150,000	114,786
Johnson & Johnson
0.95%, 09/01/27 (a)	400,000	387,476
2.90%, 01/15/28 (a)	375,000	367,991
4.55%, 03/01/28 (a)	150,000	150,423
4.80%, 06/01/29 (a)	300,000	302,727
6.95%, 09/01/29	50,000	53,563
4.70%, 03/01/30 (a)	300,000	301,056
1.30%, 09/01/30 (a)	450,000	396,067
4.90%, 06/01/31 (a)	300,000	303,213
4.85%, 03/01/32 (a)	350,000	352,380
4.95%, 05/15/33 (a)	100,000	101,414
4.38%, 12/05/33 (a)	250,000	243,717
4.95%, 06/01/34 (a)	250,000	252,180
5.00%, 03/01/35 (a)	350,000	350,595
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.55%, 03/01/36 (a)	200,000	177,104
3.63%, 03/03/37 (a)	425,000	372,211
5.95%, 08/15/37 (a)	300,000	320,202
3.40%, 01/15/38 (a)	325,000	275,415
5.85%, 07/15/38	225,000	237,897
2.10%, 09/01/40 (a)	175,000	118,169
4.50%, 09/01/40	100,000	91,639
4.85%, 05/15/41 (a)	75,000	70,990
4.50%, 12/05/43 (a)	100,000	89,751
3.70%, 03/01/46 (a)	655,000	503,564
3.75%, 03/03/47 (a)	200,000	152,778
3.50%, 01/15/48 (a)	150,000	108,794
2.25%, 09/01/50 (a)	200,000	110,620
5.25%, 06/01/54 (a)	325,000	310,160
2.45%, 09/01/60 (a)	250,000	128,663
Kaiser Foundation Hospitals
2.81%, 06/01/41 (a)	250,000	178,305
4.88%, 04/01/42 (a)	150,000	137,210
4.15%, 05/01/47 (a)	400,000	316,300
3.27%, 11/01/49 (a)	500,000	331,905
3.00%, 06/01/51 (a)	250,000	155,242
Kellanova
3.40%, 11/15/27 (a)	100,000	98,751
4.30%, 05/15/28 (a)	100,000	99,458
2.10%, 06/01/30 (a)	250,000	226,217
7.45%, 04/01/31	175,000	192,073
5.25%, 03/01/33 (a)	75,000	75,247
4.50%, 04/01/46 (a)	225,000	186,712
5.75%, 05/16/54 (a)	75,000	71,405
Kenvue, Inc.
5.05%, 03/22/28 (a)	250,000	251,645
5.00%, 03/22/30 (a)	300,000	301,104
4.85%, 05/22/32 (a)	200,000	198,294
4.90%, 03/22/33 (a)	350,000	345,285
5.10%, 03/22/43 (a)	200,000	183,556
5.05%, 03/22/53 (a)	425,000	370,281
5.20%, 03/22/63 (a)	200,000	173,062
Keurig Dr. Pepper, Inc.
4.35%, 05/15/28 (a)	100,000	99,221
4.60%, 05/25/28 (a)	375,000	373,804
5.05%, 03/15/29 (a)	300,000	300,513
3.95%, 04/15/29 (a)	350,000	341,628
3.20%, 05/01/30 (a)	300,000	280,278
4.60%, 05/15/30 (a)	100,000	98,142
2.25%, 03/15/31 (a)	100,000	88,227
5.20%, 03/15/31 (a)	225,000	224,568
4.05%, 04/15/32 (a)	200,000	187,696
5.30%, 03/15/34 (a)	150,000	147,947
5.15%, 05/15/35 (a)	75,000	72,708
4.50%, 11/15/45 (a)	150,000	120,021
4.42%, 12/15/46 (a)	125,000	98,743
5.09%, 05/25/48 (a)	75,000	63,837
3.80%, 05/01/50 (a)	250,000	172,377
3.35%, 03/15/51 (a)	100,000	63,112
4.50%, 04/15/52 (a)	225,000	174,166
Kimberly-Clark Corp.
1.05%, 09/15/27 (a)	150,000	145,167
3.95%, 11/01/28 (a)	100,000	98,710
3.20%, 04/25/29 (a)	100,000	96,218
3.10%, 03/26/30 (a)	225,000	212,283
2.00%, 11/02/31 (a)	150,000	130,172
4.50%, 02/16/33 (a)	100,000	98,010
6.63%, 08/01/37	150,000	166,375
5.30%, 03/01/41 (a)	250,000	244,875
3.20%, 07/30/46 (a)	100,000	68,715
3.90%, 05/04/47 (a)	100,000	76,219
2.88%, 02/07/50 (a)	150,000	93,975
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40 (a)	113,000	108,513
Koninklijke Philips NV
6.88%, 03/11/38 (a)	200,000	217,222
5.00%, 03/15/42 (a)	145,000	129,324
Kraft Heinz Foods Co.
4.63%, 01/30/29 (a)	75,000	74,810
3.75%, 04/01/30 (a)	325,000	311,392
4.25%, 03/01/31 (a)	100,000	96,612
5.20%, 03/15/32 (a)	75,000	74,856
6.75%, 03/15/32	75,000	80,298
5.40%, 03/15/35 (a)	75,000	74,141
5.00%, 07/15/35 (a)	100,000	95,598
6.88%, 01/26/39	250,000	267,360
4.63%, 10/01/39 (a)	75,000	65,000
6.50%, 02/09/40 (a)	125,000	128,631
5.00%, 06/04/42	400,000	350,988
5.20%, 07/15/45 (a)	350,000	303,684
4.38%, 06/01/46 (a)	510,000	396,642
4.88%, 10/01/49 (a)	400,000	325,884
5.50%, 06/01/50 (a)	200,000	176,728
Kroger Co.
4.50%, 01/15/29 (a)	100,000	99,448
2.20%, 05/01/30 (a)	100,000	90,800
1.70%, 01/15/31 (a)	350,000	304,703
7.50%, 04/01/31	200,000	219,988
5.00%, 09/15/34 (a)	525,000	507,486
6.90%, 04/15/38 (a)	175,000	192,064
5.40%, 07/15/40 (a)	50,000	47,498
5.00%, 04/15/42 (a)	100,000	90,096
5.15%, 08/01/43 (a)	75,000	67,670
3.88%, 10/15/46 (a)	100,000	73,685
4.45%, 02/01/47 (a)	275,000	219,032
4.65%, 01/15/48 (a)	100,000	81,455
5.40%, 01/15/49 (a)	175,000	157,808
3.95%, 01/15/50 (a)	150,000	108,413
5.50%, 09/15/54 (a)	550,000	493,867
5.65%, 09/15/64 (a)	400,000	358,224
Laboratory Corp. of America Holdings
3.60%, 09/01/27 (a)	150,000	148,748
2.95%, 12/01/29 (a)	275,000	258,637
4.35%, 04/01/30 (a)	100,000	97,887
2.70%, 06/01/31 (a)	75,000	67,431
4.55%, 04/01/32 (a)	100,000	97,056
4.80%, 10/01/34 (a)	175,000	167,792
4.70%, 02/01/45 (a)	300,000	260,412
Maple Parent Holdings Corp.
4.75%, 03/26/29 (a)(e)	150,000	148,907
5.05%, 03/26/31 (a)(e)	150,000	147,848
5.70%, 03/26/36 (a)(e)	200,000	197,012
6.63%, 03/26/56 (a)(e)	200,000	201,010
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	100,000	74,018
3.19%, 07/01/49 (a)	125,000	82,290
4.12%, 07/01/55 (a)(d)	100,000	75,547
3.34%, 07/01/60 (a)	100,000	62,209
Mattel, Inc.
5.00%, 11/17/30 (a)	185,000	182,856
5.45%, 11/01/41 (a)	75,000	66,726
Mayo Clinic
3.77%, 11/15/43 (a)	125,000	101,665
4.00%, 11/15/47	100,000	78,677
3.20%, 11/15/61 (a)	150,000	90,609
McCormick & Co., Inc.
4.15%, 02/15/29 (a)	100,000	98,432
2.50%, 04/15/30 (a)	100,000	91,816
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.85%, 02/15/31 (a)	100,000	87,354
4.95%, 04/15/33 (a)	100,000	97,874
4.70%, 10/15/34 (a)	275,000	260,826
4.20%, 08/15/47 (a)	50,000	38,358
McKesson Corp.
3.95%, 02/16/28 (a)	100,000	99,147
4.90%, 07/15/28 (a)	75,000	75,371
4.25%, 09/15/29 (a)	100,000	98,479
4.65%, 05/30/30 (a)	250,000	247,977
4.95%, 05/30/32 (a)	100,000	99,364
5.10%, 07/15/33 (a)	150,000	149,763
5.25%, 05/30/35 (a)	225,000	223,499
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	100,000	79,846
MedStar Health, Inc.
3.63%, 08/15/49 (a)	50,000	35,101
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	200,000	199,162
4.50%, 03/30/33 (a)	300,000	289,287
Medtronic, Inc.
4.38%, 03/15/35 (a)	400,000	376,352
4.00%, 04/01/43 (a)	50,000	40,560
4.63%, 03/15/45 (a)	625,000	541,462
Memorial Health Services
3.45%, 11/01/49 (a)	75,000	50,013
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42 (a)	100,000	92,588
4.13%, 07/01/52 (a)	150,000	115,281
4.20%, 07/01/55 (a)	190,000	145,365
Merck & Co., Inc.
3.85%, 09/15/27 (a)	125,000	124,470
4.05%, 05/17/28 (a)	100,000	99,404
4.30%, 05/22/28 (a)	250,000	249,455
1.90%, 12/10/28 (a)	200,000	188,678
3.40%, 03/07/29 (a)	525,000	510,326
3.85%, 03/15/29 (a)	125,000	122,880
4.30%, 05/17/30 (a)	150,000	147,600
1.45%, 06/24/30 (a)	250,000	221,180
4.15%, 09/15/30 (a)	125,000	122,010
4.15%, 03/15/31 (a)	175,000	169,825
4.65%, 05/22/31 (a)	125,000	123,825
2.15%, 12/10/31 (a)	550,000	479,765
4.55%, 09/15/32 (a)	325,000	318,266
4.45%, 12/04/32 (a)	375,000	363,499
4.50%, 05/17/33 (a)	450,000	437,629
4.95%, 05/22/33 (a)	250,000	247,705
6.50%, 12/01/33 (f)(g)	600,000	649,416
4.95%, 09/15/35 (a)	450,000	438,718
4.75%, 12/04/35 (a)	375,000	358,804
5.20%, 05/22/36 (a)	400,000	395,364
6.55%, 09/15/37 (a)	100,000	109,843
3.90%, 03/07/39 (a)	200,000	170,192
2.35%, 06/24/40 (a)	175,000	121,023
3.60%, 09/15/42 (a)	100,000	77,209
4.15%, 05/18/43 (a)	400,000	328,600
4.90%, 05/17/44 (a)	150,000	133,655
3.70%, 02/10/45 (a)	575,000	433,699
5.50%, 03/15/46 (a)	125,000	118,863
5.75%, 05/22/46 (a)	125,000	122,371
4.00%, 03/07/49 (a)	450,000	340,339
2.45%, 06/24/50 (a)	250,000	139,060
2.75%, 12/10/51 (a)	550,000	320,463
5.00%, 05/17/53 (a)	525,000	454,949
5.70%, 09/15/55 (a)	330,000	315,896
5.55%, 12/04/55 (a)	400,000	374,364
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.85%, 05/22/56 (a)	275,000	268,397
2.90%, 12/10/61 (a)	450,000	245,547
5.15%, 05/17/63 (a)	200,000	173,180
5.70%, 12/04/65 (a)	275,000	259,146
Merck Sharp & Dohme LLC
5.95%, 12/01/28 (a)	75,000	77,186
5.75%, 11/15/36	60,000	62,833
Methodist Hospital
2.71%, 12/01/50 (a)	150,000	88,022
Molson Coors Beverage Co.
4.90%, 07/08/31 (a)	125,000	123,390
5.50%, 07/08/36 (a)	250,000	244,890
5.00%, 05/01/42 (a)	200,000	176,332
4.20%, 07/15/46 (a)	530,000	406,054
Mondelez International, Inc.
4.25%, 05/06/28 (a)	225,000	223,486
4.13%, 05/07/28 (a)	100,000	99,081
4.75%, 02/20/29 (a)	200,000	200,014
2.75%, 04/13/30 (a)	150,000	139,214
4.50%, 05/06/30 (a)	100,000	98,439
1.50%, 02/04/31 (a)	200,000	172,768
3.00%, 03/17/32 (a)	150,000	134,919
1.88%, 10/15/32 (a)	150,000	126,653
4.75%, 08/28/34 (a)	100,000	96,064
5.13%, 05/06/35 (a)	100,000	98,286
2.63%, 09/04/50 (a)	350,000	202,174
Montefiore Obligated Group
5.25%, 11/01/48 (a)	75,000	59,145
4.29%, 09/01/50	100,000	68,375
Mount Nittany Medical Center Obligated Group
3.80%, 11/15/52	50,000	35,552
Mount Sinai Hospital
3.74%, 07/01/49 (a)	100,000	66,334
3.39%, 07/01/50 (a)	75,000	46,252
Mylan, Inc.
4.55%, 04/15/28 (a)	150,000	148,790
5.40%, 11/29/43 (a)	100,000	85,305
5.20%, 04/15/48 (a)	350,000	283,356
MyMichigan Health
3.41%, 06/01/50 (a)	75,000	51,593
Nationwide Children's Hospital, Inc.
4.56%, 11/01/52 (a)	75,000	61,815
New York & Presbyterian Hospital
2.26%, 08/01/40 (a)	100,000	67,903
4.02%, 08/01/45 (a)	150,000	119,819
2.61%, 08/01/60 (a)	300,000	156,492
3.95%, 08/01/19 (a)	100,000	65,185
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	45,000	34,443
4.26%, 11/01/47 (a)	150,000	118,292
3.81%, 11/01/49 (a)	250,000	177,897
Northwestern Memorial Healthcare Obligated Group
2.63%, 07/15/51 (a)	75,000	44,264
Novant Health, Inc.
2.64%, 11/01/36 (a)	100,000	78,815
3.17%, 11/01/51 (a)	225,000	142,011
3.32%, 11/01/61 (a)	75,000	45,091
Novartis Capital Corp.
3.90%, 11/05/28 (a)	130,000	128,287
4.10%, 03/16/29 (a)	300,000	296,379
3.80%, 09/18/29 (a)	275,000	268,513
2.20%, 08/14/30 (a)	350,000	317,537
4.10%, 11/05/30 (a)	420,000	408,320
4.40%, 03/18/31 (a)	450,000	441,342
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 09/18/31 (a)	225,000	217,080
4.30%, 11/05/32 (a)	170,000	163,965
4.60%, 03/18/33 (a)	500,000	487,345
4.20%, 09/18/34 (a)	350,000	330,141
4.60%, 11/05/35 (a)	170,000	162,370
4.90%, 03/18/36 (a)	575,000	557,347
3.70%, 09/21/42	100,000	79,443
4.40%, 05/06/44	850,000	719,805
5.20%, 11/05/45 (a)	60,000	55,508
4.00%, 11/20/45 (a)	425,000	337,152
5.60%, 03/18/46 (a)	275,000	267,176
2.75%, 08/14/50 (a)	400,000	241,420
4.70%, 09/18/54 (a)	300,000	251,496
5.30%, 11/05/55 (a)	100,000	92,140
5.70%, 03/18/56 (a)	575,000	558,325
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
Series 2020 2.67%, 10/01/50 (a)	50,000	29,344
NYU Langone Hospitals
5.75%, 07/01/43	200,000	198,660
4.78%, 07/01/44 (a)	50,000	43,953
4.37%, 07/01/47 (a)	100,000	83,267
3.38%, 07/01/55 (a)(d)	150,000	97,332
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31 (a)	50,000	42,524
OhioHealth Corp.
2.30%, 11/15/31 (a)	150,000	131,930
2.83%, 11/15/41 (a)	75,000	53,498
3.04%, 11/15/50 (a)	100,000	66,285
Orlando Health Obligated Group
5.48%, 10/01/35 (a)	100,000	100,270
4.09%, 10/01/48 (a)	125,000	97,046
3.33%, 10/01/50 (a)	50,000	33,785
PeaceHealth Obligated Group
4.34%, 11/15/28 (a)	225,000	222,952
4.86%, 11/15/32 (a)	75,000	73,513
4.79%, 11/15/48 (a)	75,000	63,447
3.22%, 11/15/50 (a)	100,000	65,135
Pepsico Singapore Financing I Pte. Ltd.
4.55%, 02/16/29 (a)	175,000	174,846
4.70%, 02/16/34 (a)	100,000	97,156
PepsiCo, Inc.
3.00%, 10/15/27 (a)	375,000	369,754
4.45%, 02/07/28 (a)	650,000	650,052
3.60%, 02/18/28 (a)	150,000	148,251
4.45%, 05/15/28 (a)	125,000	124,993
4.10%, 01/15/29 (a)	130,000	128,794
7.00%, 03/01/29 (a)	150,000	158,883
4.50%, 07/17/29 (a)	225,000	224,494
2.63%, 07/29/29 (a)	250,000	236,965
4.60%, 02/07/30 (a)	200,000	199,494
2.75%, 03/19/30 (a)	400,000	374,220
1.63%, 05/01/30 (a)	200,000	179,222
4.30%, 07/23/30 (a)	120,000	118,715
1.40%, 02/25/31 (a)	200,000	172,686
1.95%, 10/21/31 (a)	250,000	217,335
3.90%, 07/18/32 (a)	350,000	333,907
4.65%, 07/23/32 (a)	225,000	222,725
4.45%, 02/15/33 (a)	250,000	244,185
4.80%, 07/17/34 (a)	200,000	196,838
5.00%, 02/07/35 (a)	325,000	320,720
5.00%, 07/23/35 (a)	320,000	315,475
5.50%, 01/15/40	150,000	149,894
3.50%, 03/19/40 (a)	50,000	40,356
4.88%, 11/01/40	75,000	70,099
2.63%, 10/21/41 (a)	150,000	103,820
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 03/05/42 (a)	100,000	82,060
3.60%, 08/13/42	75,000	58,306
4.25%, 10/22/44 (a)	50,000	41,619
4.45%, 04/14/46 (a)	200,000	167,756
3.45%, 10/06/46 (a)	300,000	214,908
4.00%, 05/02/47 (a)	100,000	77,602
3.38%, 07/29/49 (a)	75,000	51,335
2.88%, 10/15/49 (a)	350,000	217,525
3.63%, 03/19/50 (a)	200,000	142,322
2.75%, 10/21/51 (a)	400,000	237,164
4.20%, 07/18/52 (a)	100,000	77,675
4.65%, 02/15/53 (a)	250,000	210,037
5.25%, 07/17/54 (a)	275,000	254,130
3.88%, 03/19/60 (a)	100,000	71,208
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	975,000	972,660
4.65%, 05/19/30 (a)	725,000	719,519
4.75%, 05/19/33 (a)	1,275,000	1,243,673
5.11%, 05/19/43 (a)	1,029,000	941,751
5.30%, 05/19/53 (a)	1,525,000	1,366,583
5.34%, 05/19/63 (a)	1,050,000	918,267
Pfizer, Inc.
3.88%, 11/15/27 (a)	180,000	178,920
3.60%, 09/15/28 (a)	200,000	196,536
3.45%, 03/15/29 (a)	550,000	535,111
2.63%, 04/01/30 (a)	375,000	347,812
1.70%, 05/28/30 (a)	200,000	178,550
4.20%, 11/15/30 (a)	430,000	419,826
1.75%, 08/18/31 (a)	200,000	172,520
4.50%, 11/15/32 (a)	330,000	320,417
4.88%, 11/15/35 (a)	305,000	294,346
4.00%, 12/15/36 (a)	300,000	268,824
4.10%, 09/15/38 (a)	150,000	131,721
3.90%, 03/15/39 (a)	250,000	211,955
7.20%, 03/15/39 (a)	660,000	750,031
2.55%, 05/28/40 (a)	200,000	140,596
5.60%, 09/15/40 (a)	125,000	124,096
4.30%, 06/15/43	150,000	124,620
4.40%, 05/15/44	330,000	277,824
4.13%, 12/15/46 (a)	450,000	354,267
4.20%, 09/15/48 (a)	350,000	272,608
4.00%, 03/15/49 (a)	400,000	301,368
2.70%, 05/28/50 (a)	375,000	221,179
5.60%, 11/15/55 (a)	90,000	85,556
5.70%, 11/15/65 (a)	90,000	84,019
Pharmacia LLC
6.60%, 12/01/28	150,000	156,168
Philip Morris International, Inc.
4.38%, 11/01/27 (a)	400,000	399,196
5.13%, 11/17/27 (a)	400,000	402,640
4.88%, 02/15/28 (a)	375,000	376,436
3.13%, 03/02/28 (a)	100,000	97,891
4.13%, 04/28/28 (a)	200,000	198,448
5.25%, 09/07/28 (a)	150,000	151,656
3.88%, 10/27/28 (a)	175,000	172,179
4.88%, 02/13/29 (a)	200,000	200,832
4.13%, 04/27/29 (a)	200,000	196,990
3.38%, 08/15/29 (a)	150,000	144,395
4.63%, 11/01/29 (a)	225,000	223,821
5.63%, 11/17/29 (a)	350,000	357,777
5.13%, 02/15/30 (a)	525,000	528,423
4.38%, 04/30/30 (a)	200,000	196,246
2.10%, 05/01/30 (a)	150,000	135,917
5.50%, 09/07/30 (a)	125,000	127,411
4.00%, 10/29/30 (a)	200,000	193,274
1.75%, 11/01/30 (a)	150,000	132,020
5.13%, 02/13/31 (a)	325,000	326,566
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 11/01/31 (a)	225,000	222,167
4.25%, 10/29/32 (a)	250,000	238,385
5.75%, 11/17/32 (a)	400,000	412,012
5.38%, 02/15/33 (a)	575,000	580,474
5.63%, 09/07/33 (a)	275,000	280,830
5.25%, 02/13/34 (a)	450,000	448,510
4.90%, 11/01/34 (a)	225,000	218,873
4.88%, 04/30/35 (a)	200,000	192,610
4.63%, 10/29/35 (a)	150,000	141,105
4.88%, 04/29/36 (a)	200,000	191,328
6.38%, 05/16/38	400,000	424,788
4.38%, 11/15/41 (a)	250,000	211,725
4.50%, 03/20/42	350,000	299,292
3.88%, 08/21/42 (a)	200,000	157,848
4.13%, 03/04/43 (a)	175,000	141,724
4.88%, 11/15/43 (a)	175,000	154,110
4.25%, 11/10/44 (a)	375,000	304,155
Piedmont Healthcare, Inc.
2.72%, 01/01/42 (a)	200,000	137,692
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	200,000	190,852
3.50%, 03/01/32 (a)	275,000	249,095
6.25%, 07/01/33 (a)	275,000	284,498
6.88%, 05/15/34 (a)	100,000	107,119
Polaris, Inc.
6.95%, 03/15/29 (a)	200,000	207,998
5.60%, 03/01/31 (a)	90,000	89,191
Presbyterian Healthcare Services
4.88%, 08/01/52 (a)	50,000	42,222
Procter & Gamble Co.
3.95%, 01/26/28 (a)	250,000	248,712
4.35%, 01/29/29 (a)	200,000	199,820
4.15%, 10/24/29 (a)	150,000	149,316
3.00%, 03/25/30 (a)	450,000	425,898
4.05%, 05/01/30 (a)	250,000	245,522
1.20%, 10/29/30 (a)	350,000	304,237
1.95%, 04/23/31 (a)	325,000	288,002
2.30%, 02/01/32 (a)	200,000	177,762
4.10%, 11/03/32 (a)	250,000	240,910
4.05%, 01/26/33	250,000	240,700
4.55%, 01/29/34 (a)	250,000	244,515
5.80%, 08/15/34	100,000	104,998
4.55%, 10/24/34 (a)	75,000	73,528
4.60%, 05/01/35 (a)	150,000	145,775
4.35%, 11/03/35 (a)	100,000	94,688
5.55%, 03/05/37	150,000	155,470
3.55%, 03/25/40 (a)	100,000	83,081
3.50%, 10/25/47	100,000	75,260
3.60%, 03/25/50 (a)	100,000	74,366
Providence St. Joseph Health Obligated Group
2.53%, 10/01/29 (a)	200,000	186,520
5.37%, 10/01/32 (a)	70,000	70,351
5.40%, 10/01/33 (a)	100,000	100,598
3.74%, 10/01/47 (a)	100,000	72,774
3.93%, 10/01/48 (a)	100,000	75,369
2.70%, 10/01/51 (a)	225,000	127,125
Queen's Health Systems
4.81%, 07/01/52 (a)	50,000	42,390
Quest Diagnostics, Inc.
4.60%, 12/15/27 (a)	150,000	150,086
4.20%, 06/30/29 (a)	100,000	98,319
4.63%, 12/15/29 (a)	100,000	99,268
2.95%, 06/30/30 (a)	150,000	139,544
2.80%, 06/30/31 (a)	100,000	90,428
6.40%, 11/30/33 (a)	375,000	399,049
5.00%, 12/15/34 (a)	150,000	146,094
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 06/30/36 (a)	125,000	120,161
4.70%, 03/30/45 (a)	75,000	65,815
Rady Children's Hospital-San Diego
3.15%, 08/15/51 (a)	50,000	32,075
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	400,000	351,948
2.80%, 09/15/50 (a)	150,000	87,276
Revvity, Inc.
1.90%, 09/15/28 (a)	100,000	94,334
3.30%, 09/15/29 (a)	550,000	523,039
2.55%, 03/15/31 (a)	100,000	89,508
2.25%, 09/15/31 (a)	75,000	65,295
3.63%, 03/15/51 (a)	50,000	34,134
Reynolds American, Inc.
5.70%, 08/15/35 (a)	150,000	151,335
7.25%, 06/15/37	175,000	194,073
6.15%, 09/15/43 (a)	100,000	98,809
5.85%, 08/15/45 (a)	575,000	545,502
Royalty Pharma PLC
1.75%, 09/02/27 (a)	350,000	340,844
5.15%, 09/02/29 (a)	75,000	75,421
2.20%, 09/02/30 (a)	500,000	448,870
4.45%, 03/25/31 (a)	110,000	107,054
2.15%, 09/02/31 (a)	150,000	130,421
5.40%, 09/02/34 (a)	75,000	74,307
5.20%, 09/25/35 (a)	160,000	155,381
3.30%, 09/02/40 (a)	200,000	150,572
3.55%, 09/02/50 (a)	350,000	234,447
3.35%, 09/02/51 (a)	150,000	95,945
5.90%, 09/02/54 (a)	150,000	142,781
5.95%, 09/25/55 (a)	90,000	86,666
Rush System for Health Obligated Group
3.92%, 11/15/29 (a)	100,000	97,278
Sanofi SA
3.75%, 11/03/27 (a)	100,000	99,238
3.63%, 06/19/28 (a)	450,000	443,587
3.80%, 11/03/28 (a)	100,000	98,380
4.20%, 11/03/32 (a)	200,000	192,652
Seattle Children's Hospital
2.72%, 10/01/50 (a)	100,000	60,422
Sentara Health
2.93%, 11/01/51 (a)	75,000	45,801
Sharp HealthCare
2.68%, 08/01/50 (a)	50,000	29,260
Smith & Nephew PLC
2.03%, 10/14/30 (a)	250,000	221,177
5.40%, 03/20/34 (a)	275,000	272,759
Solventum Corp.
5.40%, 03/01/29 (a)	200,000	202,240
5.45%, 03/13/31 (a)	200,000	202,146
5.60%, 03/23/34 (a)	425,000	426,781
5.90%, 04/30/54 (a)	350,000	329,745
SSM Health Care Corp.
4.89%, 06/01/28 (a)	100,000	100,220
Stanford Health Care
3.31%, 08/15/30 (a)	100,000	94,660
3.80%, 11/15/48 (a)	150,000	111,782
3.03%, 08/15/51 (a)	75,000	46,772
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	150,000	135,062
3.75%, 03/15/51 (a)	300,000	204,867
Stryker Corp.
4.70%, 02/10/28 (a)	150,000	150,206
3.65%, 03/07/28 (a)	150,000	147,827
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.85%, 12/08/28 (a)	175,000	175,444
4.25%, 09/11/29 (a)	325,000	319,979
4.85%, 02/10/30 (a)	150,000	149,751
1.95%, 06/15/30 (a)	200,000	179,600
4.63%, 09/11/34 (a)	150,000	143,462
5.20%, 02/10/35 (a)	300,000	297,204
4.10%, 04/01/43 (a)	75,000	60,746
4.38%, 05/15/44 (a)	100,000	82,959
4.63%, 03/15/46 (a)	325,000	275,405
2.90%, 06/15/50 (a)	150,000	93,677
Summa Health
3.51%, 11/15/51 (a)	50,000	34,406
Sutter Health
3.70%, 08/15/28 (a)	150,000	147,500
2.29%, 08/15/30 (a)	100,000	90,513
5.21%, 08/15/32 (a)	100,000	100,263
5.16%, 08/15/33 (a)	75,000	74,594
5.54%, 08/15/35 (a)	200,000	201,798
3.16%, 08/15/40 (a)	100,000	75,826
4.09%, 08/15/48 (a)	65,000	50,420
3.36%, 08/15/50 (a)	250,000	167,952
5.55%, 08/15/53 (a)	100,000	94,638
Sysco Corp.
5.75%, 01/17/29 (a)	75,000	76,450
2.40%, 02/15/30 (a)	100,000	91,531
5.95%, 04/01/30 (a)	200,000	205,056
5.10%, 09/23/30 (a)	125,000	124,794
4.40%, 07/25/31 (a)	100,000	96,360
2.45%, 12/14/31 (a)	150,000	131,570
6.00%, 01/17/34 (a)	100,000	102,816
5.40%, 03/23/35 (a)	100,000	98,165
5.38%, 09/21/35	175,000	171,036
4.95%, 03/25/36 (a)	250,000	235,100
6.60%, 04/01/40 (a)	75,000	78,313
4.85%, 10/01/45 (a)	100,000	84,479
4.50%, 04/01/46 (a)	225,000	179,822
4.45%, 03/15/48 (a)	100,000	78,089
3.30%, 02/15/50 (a)	100,000	63,813
6.60%, 04/01/50 (a)	350,000	356,583
3.15%, 12/14/51 (a)	150,000	91,419
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	450,000	451,552
2.05%, 03/31/30 (a)	500,000	451,625
5.30%, 07/05/34 (a)	700,000	693,917
3.03%, 07/09/40 (a)	400,000	292,732
5.65%, 07/05/44 (a)	200,000	191,614
3.18%, 07/09/50 (a)	450,000	285,934
5.65%, 07/05/54 (a)	200,000	187,120
3.38%, 07/09/60 (a)	200,000	121,992
5.80%, 07/05/64 (a)	200,000	188,426
Takeda U.S. Financing, Inc.
5.20%, 07/07/35 (a)	300,000	292,926
5.90%, 07/07/55 (a)	200,000	193,200
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	200,000	205,240
Teva Pharmaceutical Finance Netherlands III BV
6.75%, 03/01/28 (a)	350,000	357,843
5.13%, 05/09/29 (a)	275,000	275,132
8.13%, 09/15/31 (a)	200,000	223,912
6.00%, 12/01/32 (a)	200,000	204,942
4.10%, 10/01/46 (a)	400,000	295,052
Teva Pharmaceutical Finance Netherlands IV BV
5.75%, 12/01/30 (a)	200,000	203,180
Texas Health Resources
2.33%, 11/15/50 (a)	200,000	109,592
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Thermo Fisher Scientific, Inc.
4.80%, 11/21/27 (a)	100,000	100,429
1.75%, 10/15/28 (a)	175,000	164,895
5.00%, 01/31/29 (a)	300,000	302,412
2.60%, 10/01/29 (a)	250,000	234,580
4.98%, 08/10/30 (a)	150,000	150,603
4.22%, 02/12/31 (a)	275,000	267,011
4.20%, 03/01/31 (a)	100,000	97,042
2.00%, 10/15/31 (a)	250,000	217,450
4.47%, 10/07/32 (a)	200,000	193,722
4.95%, 11/21/32 (a)	200,000	198,954
4.55%, 06/15/33 (a)	200,000	192,940
5.09%, 08/10/33 (a)	275,000	273,897
5.20%, 01/31/34 (a)	100,000	99,920
4.79%, 10/07/35 (a)	225,000	216,247
4.90%, 02/12/36 (a)	325,000	313,037
4.89%, 10/07/37 (a)	100,000	95,516
2.80%, 10/15/41 (a)	400,000	281,520
5.40%, 08/10/43 (a)	250,000	238,315
5.30%, 02/01/44 (a)	120,000	112,580
5.55%, 02/12/46 (a)	250,000	238,335
4.10%, 08/15/47 (a)	150,000	118,352
Toledo Hospital
5.33%, 11/15/28 (a)	150,000	150,146
5.75%, 11/15/38 (a)	100,000	99,293
6.02%, 11/15/48 (a)	75,000	70,078
Trinity Health Corp.
2.63%, 12/01/40 (a)	125,000	88,151
4.13%, 12/01/45 (a)	100,000	79,771
3.43%, 12/01/48 (a)	75,000	54,325
Tyson Foods, Inc.
4.35%, 03/01/29 (a)	142,000	140,407
5.10%, 08/24/31 (a)	125,000	124,528
5.70%, 03/15/34 (a)	175,000	177,404
4.88%, 08/15/34 (a)	250,000	239,625
4.95%, 02/20/36 (a)	100,000	95,145
5.60%, 01/24/37 (a)	125,000	124,134
5.15%, 08/15/44 (a)	150,000	134,759
4.55%, 06/02/47 (a)	200,000	163,788
5.10%, 09/28/48 (a)	425,000	369,605
UMass Memorial Health Care Obligated Group
5.36%, 07/01/52 (a)	100,000	88,966
Unilever Capital Corp.
3.50%, 03/22/28 (a)	450,000	443,358
4.88%, 09/08/28 (a)	150,000	150,893
2.13%, 09/06/29 (a)	150,000	139,439
1.38%, 09/14/30 (a)	100,000	87,807
1.75%, 08/12/31 (a)	250,000	215,997
5.90%, 11/15/32	300,000	314,610
5.00%, 12/08/33 (a)	250,000	249,710
4.63%, 08/12/34 (a)	250,000	242,312
2.63%, 08/12/51 (a)	200,000	117,748
Universal Health Services, Inc.
4.63%, 10/15/29 (a)	100,000	98,357
2.65%, 10/15/30 (a)	225,000	202,210
5.50%, 09/01/31 (a)	150,000	150,024
2.65%, 01/15/32 (a)	200,000	173,392
5.05%, 10/15/34 (a)	100,000	94,325
6.00%, 09/01/36 (a)	125,000	124,468
UPMC
5.04%, 05/15/33 (a)	200,000	197,550
5.38%, 05/15/43 (a)	50,000	47,807
Utah Acquisition Sub, Inc.
5.25%, 06/15/46 (a)	200,000	164,532
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Viatris, Inc.
2.70%, 06/22/30 (a)	300,000	272,817
3.85%, 06/22/40 (a)	500,000	383,340
4.00%, 06/22/50 (a)	500,000	335,445
WakeMed
3.29%, 10/01/52 (a)	100,000	63,751
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	100,000	61,763
Willis-Knighton Medical Center
4.81%, 09/01/48 (a)	75,000	63,080
3.07%, 03/01/51 (a)	150,000	92,313
Wyeth LLC
6.50%, 02/01/34	150,000	160,960
6.00%, 02/15/36 (a)	100,000	103,969
5.95%, 04/01/37 (a)	550,000	567,473
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	100,000	56,349
Zimmer Biomet Holdings, Inc.
5.35%, 12/01/28 (a)	100,000	101,090
5.05%, 02/19/30 (a)	100,000	100,245
2.60%, 11/24/31 (a)	150,000	132,881
5.20%, 09/15/34 (a)	225,000	220,669
5.50%, 02/19/35 (a)	250,000	249,292
5.75%, 11/30/39	75,000	74,623
4.45%, 08/15/45 (a)	75,000	63,176
Zoetis, Inc.
3.00%, 09/12/27 (a)	375,000	369,952
4.15%, 08/17/28 (a)	150,000	148,556
3.90%, 08/20/28 (a)	100,000	98,537
2.00%, 05/15/30 (a)	150,000	135,020
5.60%, 11/16/32 (a)	275,000	280,607
5.00%, 08/17/35 (a)	175,000	169,071
4.70%, 02/01/43 (a)	395,000	340,972
3.95%, 09/12/47 (a)	100,000	75,106
4.45%, 08/20/48 (a)	75,000	60,265
3.00%, 05/15/50 (a)	100,000	62,067
		295,769,094
Energy 1.7%
Antero Resources Corp.
5.40%, 02/01/36 (a)	200,000	193,220
APA Corp.
4.25%, 01/15/30 (a)	100,000	97,599
6.10%, 02/15/35 (a)	300,000	306,351
6.00%, 01/15/37 (a)	75,000	75,488
5.10%, 09/01/40 (a)	150,000	135,917
5.35%, 07/01/49 (a)	75,000	64,641
6.75%, 02/15/55 (a)	100,000	102,709
Baker Hughes Holdings LLC
5.13%, 09/15/40 (a)	300,000	279,960
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	350,000	345,065
4.05%, 03/11/29 (a)	150,000	147,452
3.14%, 11/07/29 (a)	100,000	95,033
4.49%, 05/01/30 (a)	150,000	147,801
4.35%, 06/15/31 (a)	300,000	290,802
4.65%, 06/15/33 (a)	200,000	192,554
5.00%, 06/15/36 (a)	500,000	480,415
4.08%, 12/15/47 (a)	375,000	287,730
5.85%, 06/15/56 (a)	500,000	478,025
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	100,000	99,749
3.40%, 02/15/31 (a)	100,000	92,680
3.60%, 09/01/32 (a)	100,000	91,588
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.63%, 08/01/34 (a)	225,000	225,632
5.38%, 02/15/36 (a)	100,000	97,199
BP Capital Markets America, Inc.
5.02%, 11/17/27 (a)	275,000	276,710
3.94%, 09/21/28 (a)	400,000	394,440
4.23%, 11/06/28 (a)	525,000	520,574
4.70%, 04/10/29 (a)	325,000	325,185
4.97%, 10/17/29 (a)	150,000	151,037
4.87%, 11/25/29 (a)	200,000	200,726
3.63%, 04/06/30 (a)	300,000	288,402
1.75%, 08/10/30 (a)	200,000	177,976
2.72%, 01/12/32 (a)	575,000	513,032
4.81%, 02/13/33 (a)	550,000	539,033
4.89%, 09/11/33 (a)	375,000	368,197
4.99%, 04/10/34 (a)	250,000	245,735
5.23%, 11/17/34 (a)	525,000	523,493
3.06%, 06/17/41 (a)	375,000	274,916
3.00%, 02/24/50 (a)	525,000	328,844
2.77%, 11/10/50 (a)	425,000	251,855
2.94%, 06/04/51 (a)	600,000	365,670
3.00%, 03/17/52 (a)	325,000	199,433
3.38%, 02/08/61 (a)	575,000	356,500
BP Capital Markets PLC
3.28%, 09/19/27 (a)	400,000	395,592
3.72%, 11/28/28 (a)	275,000	269,602
Burlington Resources LLC
7.20%, 08/15/31	75,000	82,177
5.95%, 10/15/36	75,000	78,083
Canadian Natural Resources Ltd.
5.00%, 12/15/29 (a)	140,000	140,326
2.95%, 07/15/30 (a)	100,000	93,143
7.20%, 01/15/32 (a)	75,000	81,830
6.45%, 06/30/33	95,000	100,917
5.40%, 12/15/34 (a)	200,000	198,952
5.85%, 02/01/35 (a)	100,000	102,185
6.50%, 02/15/37	100,000	106,017
6.25%, 03/15/38	280,000	289,932
6.75%, 02/01/39	150,000	161,307
4.95%, 06/01/47 (a)	200,000	171,854
Cenovus Energy, Inc.
4.65%, 03/20/31 (a)	90,000	88,205
2.65%, 01/15/32 (a)	100,000	88,304
5.40%, 03/20/36 (a)	90,000	87,618
5.25%, 06/15/37 (a)	76,000	72,420
6.75%, 11/15/39	275,000	296,656
5.40%, 06/15/47 (a)	150,000	135,564
3.75%, 02/15/52 (a)	200,000	137,762
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (a)	325,000	313,453
2.74%, 12/31/39 (a)	100,000	84,184
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	600,000	592,998
4.00%, 03/01/31 (a)	400,000	381,528
3.25%, 01/31/32 (a)	325,000	294,534
5.95%, 06/30/33 (a)	375,000	386,085
5.75%, 08/15/34 (a)	300,000	304,155
5.55%, 10/30/35 (a)	275,000	273,922
6.05%, 11/30/56 (a)(e)	200,000	193,512
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	300,000	298,416
5.65%, 04/15/34 (a)	375,000	378,397
5.20%, 07/30/36 (a)(e)	275,000	265,455
6.00%, 07/30/56 (a)(e)	200,000	192,778
Chevron Corp.
2.24%, 05/11/30 (a)	275,000	251,751
3.08%, 05/11/50 (a)	325,000	209,287
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Chevron USA, Inc.
3.85%, 01/15/28 (a)	100,000	99,313
4.48%, 02/26/28 (a)	325,000	325,331
3.25%, 10/15/29 (a)	100,000	95,997
4.69%, 04/15/30 (a)	450,000	449,761
4.30%, 10/15/30 (a)	375,000	369,667
4.82%, 04/15/32 (a)	125,000	124,575
4.50%, 10/15/32 (a)	425,000	416,309
4.98%, 04/15/35 (a)	250,000	247,560
4.85%, 10/15/35 (a)	275,000	268,999
6.00%, 03/01/41 (a)	100,000	107,462
5.25%, 11/15/43 (a)	50,000	48,441
2.34%, 08/12/50 (a)	150,000	82,203
Columbia Pipeline Group, Inc.
5.80%, 06/01/45 (a)	100,000	95,643
ConocoPhillips
5.90%, 10/15/32	100,000	104,666
5.90%, 05/15/38 (a)	125,000	129,514
6.50%, 02/01/39	400,000	433,012
4.88%, 10/01/47 (a)	100,000	86,298
ConocoPhillips Co.
6.95%, 04/15/29	400,000	421,600
4.70%, 01/15/30 (a)	250,000	249,055
4.85%, 01/15/32 (a)	225,000	224,165
5.05%, 09/15/33 (a)	275,000	274,461
5.00%, 01/15/35 (a)	350,000	343,507
3.76%, 03/15/42 (a)	250,000	197,513
4.30%, 11/15/44 (a)	150,000	122,823
5.95%, 03/15/46 (a)	60,000	60,173
3.80%, 03/15/52 (a)	325,000	230,282
5.30%, 05/15/53 (a)	325,000	290,807
5.55%, 03/15/54 (a)	300,000	278,163
5.50%, 01/15/55 (a)	350,000	322,689
4.03%, 03/15/62 (a)	482,000	336,301
5.70%, 09/15/63 (a)	150,000	139,559
5.65%, 01/15/65 (a)	150,000	138,282
Continental Resources, Inc.
4.38%, 01/15/28 (a)	250,000	248,235
4.90%, 06/01/44 (a)	175,000	141,190
DCP Midstream Operating LP
5.13%, 05/15/29 (a)	200,000	201,060
8.13%, 08/16/30	125,000	139,045
3.25%, 02/15/32 (a)	100,000	91,607
5.60%, 04/01/44 (a)	75,000	70,970
Devon Energy Corp.
5.25%, 10/15/27 (a)	130,000	130,033
5.88%, 06/15/28 (a)(e)	30,000	30,011
4.38%, 03/15/29 (a)(e)	100,000	98,852
4.50%, 01/15/30 (a)	130,000	128,002
7.88%, 09/30/31	200,000	224,858
7.95%, 04/15/32	100,000	113,420
5.60%, 03/15/34 (a)(e)	250,000	253,210
5.20%, 09/15/34 (a)	300,000	295,818
5.40%, 02/15/35 (a)(e)	150,000	148,839
5.60%, 07/15/41 (a)	350,000	335,776
4.75%, 05/15/42 (a)	250,000	217,392
5.00%, 06/15/45 (a)	175,000	152,731
5.75%, 09/15/54 (a)	275,000	257,790
5.90%, 02/15/55 (a)(e)	150,000	143,228
Diamondback Energy, Inc.
3.50%, 12/01/29 (a)	250,000	239,697
5.15%, 01/30/30 (a)	150,000	151,157
3.13%, 03/24/31 (a)	200,000	184,530
6.25%, 03/15/33 (a)	350,000	367,430
5.40%, 04/18/34 (a)	300,000	299,637
5.55%, 04/01/35 (a)	350,000	351,998
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.25%, 03/15/53 (a)	225,000	226,816
5.75%, 04/18/54 (a)	400,000	378,028
5.90%, 04/18/64 (a)	325,000	307,560
Eastern Energy Gas Holdings LLC
5.80%, 01/15/35 (a)	200,000	203,036
5.65%, 10/15/54 (a)	250,000	228,337
6.20%, 01/15/55 (a)	150,000	147,960
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	100,000	94,526
4.80%, 11/01/43 (a)(e)	100,000	86,796
4.60%, 12/15/44 (a)	175,000	146,283
Enbridge Energy Partners LP
7.50%, 04/15/38	100,000	113,233
5.50%, 09/15/40 (a)	230,000	219,500
7.38%, 10/15/45 (a)	175,000	195,543
Enbridge, Inc.
4.60%, 06/20/28 (a)	320,000	319,286
6.00%, 11/15/28 (a)	150,000	153,726
4.20%, 11/20/28 (a)	90,000	88,961
5.30%, 04/05/29 (a)	150,000	151,625
3.13%, 11/15/29 (a)	425,000	402,900
4.90%, 06/20/30 (a)	110,000	109,657
6.20%, 11/15/30 (a)	300,000	312,105
4.50%, 02/15/31 (a)	90,000	87,788
4.85%, 03/27/31 (a)	250,000	247,155
5.70%, 03/08/33 (a)	575,000	585,862
2.50%, 08/01/33 (a)	200,000	167,954
5.63%, 04/05/34 (a)	375,000	378,990
5.55%, 06/20/35 (a)	270,000	269,125
5.20%, 11/20/35 (a)	90,000	87,388
5.45%, 03/27/36 (a)	250,000	246,787
4.50%, 06/10/44 (a)	100,000	82,878
5.50%, 12/01/46 (a)	175,000	162,831
4.00%, 11/15/49 (a)	100,000	73,153
3.40%, 08/01/51 (a)	325,000	211,087
6.70%, 11/15/53 (a)	350,000	368,910
5.95%, 04/05/54 (a)	350,000	336,721
7.20%, 06/27/54 (a)(b)	125,000	131,025
7.38%, 03/15/55 (a)(b)	100,000	104,297
Energy Transfer LP
4.00%, 10/01/27 (a)	100,000	99,354
5.55%, 02/15/28 (a)	300,000	303,366
4.95%, 05/15/28 (a)	150,000	150,408
4.95%, 06/15/28 (a)	250,000	250,745
6.10%, 12/01/28 (a)	150,000	153,998
5.25%, 04/15/29 (a)	400,000	403,512
5.25%, 07/01/29 (a)	200,000	202,020
4.15%, 09/15/29 (a)	100,000	97,822
5.20%, 04/01/30 (a)	125,000	125,811
3.75%, 05/15/30 (a)	350,000	334,621
6.40%, 12/01/30 (a)	275,000	288,131
4.55%, 01/15/31 (a)	200,000	195,498
5.75%, 02/15/33 (a)	400,000	408,056
6.55%, 12/01/33 (a)	500,000	531,155
5.55%, 05/15/34 (a)	700,000	699,979
5.60%, 09/01/34 (a)	325,000	325,341
4.90%, 03/15/35 (a)	205,000	194,777
5.70%, 04/01/35 (a)	350,000	351,711
5.35%, 01/15/36 (a)	300,000	292,788
6.63%, 10/15/36	100,000	106,036
5.80%, 06/15/38 (a)	100,000	99,465
7.50%, 07/01/38	200,000	225,104
6.05%, 06/01/41 (a)	175,000	172,965
6.50%, 02/01/42 (a)	275,000	283,352
6.10%, 02/15/42	50,000	49,356
4.95%, 01/15/43 (a)	100,000	86,438
5.15%, 02/01/43 (a)	100,000	87,882
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.95%, 10/01/43 (a)	100,000	95,957
5.30%, 04/01/44 (a)	150,000	132,993
5.00%, 05/15/44 (a)	150,000	128,034
5.15%, 03/15/45 (a)	275,000	238,370
5.35%, 05/15/45 (a)	175,000	154,819
6.13%, 12/15/45 (a)	290,000	279,661
5.30%, 04/15/47 (a)	200,000	174,524
5.40%, 10/01/47 (a)	400,000	351,640
6.00%, 06/15/48 (a)	275,000	259,080
6.25%, 04/15/49 (a)	450,000	435,928
5.00%, 05/15/50 (a)	500,000	410,230
5.95%, 05/15/54 (a)	425,000	394,838
6.05%, 09/01/54 (a)	325,000	305,757
6.20%, 04/01/55 (a)	275,000	263,928
6.30%, 01/15/56 (a)	250,000	243,640
Eni USA, Inc.
7.30%, 11/15/27	100,000	103,032
Enterprise Products Operating LLC
4.30%, 06/20/28 (a)	200,000	199,094
4.15%, 10/16/28 (a)	250,000	247,572
3.13%, 07/31/29 (a)	350,000	334,988
2.80%, 01/31/30 (a)	350,000	327,729
4.60%, 01/15/31 (a)	390,000	384,801
5.35%, 01/31/33 (a)	300,000	303,270
6.88%, 03/01/33	100,000	109,500
4.85%, 01/31/34 (a)	300,000	292,467
6.65%, 10/15/34 (a)	75,000	81,530
4.95%, 02/15/35 (a)	300,000	292,767
5.20%, 01/15/36 (a)	365,000	358,463
7.55%, 04/15/38	100,000	115,678
6.13%, 10/15/39 (a)	200,000	207,172
6.45%, 09/01/40	200,000	212,276
5.95%, 02/01/41 (a)	200,000	202,544
5.70%, 02/15/42 (a)	200,000	196,602
4.85%, 08/15/42 (a)	200,000	178,904
4.45%, 02/15/43 (a)	325,000	275,480
4.85%, 03/15/44 (a)	400,000	352,420
5.10%, 02/15/45 (a)	350,000	315,304
4.90%, 05/15/46 (a)	200,000	174,108
4.25%, 02/15/48 (a)	325,000	255,580
4.80%, 02/01/49 (a)	325,000	275,421
4.20%, 01/31/50 (a)	325,000	250,897
3.70%, 01/31/51 (a)	200,000	141,130
3.20%, 02/15/52 (a)	200,000	126,852
3.30%, 02/15/53 (a)	230,000	147,660
4.95%, 10/15/54 (a)	75,000	63,940
5.55%, 02/16/55 (a)	400,000	373,480
3.95%, 01/31/60 (a)	275,000	192,156
5.38%, 02/15/78 (a)(b)	200,000	199,630
EOG Resources, Inc.
4.40%, 07/15/28 (a)	215,000	214,243
4.38%, 04/15/30 (a)	300,000	295,227
4.40%, 01/15/31 (a)	140,000	136,892
5.00%, 07/15/32 (a)	230,000	228,742
3.90%, 04/01/35 (a)	199,000	178,837
5.35%, 01/15/36 (a)	330,000	326,865
4.95%, 04/15/50 (a)	150,000	129,339
5.65%, 12/01/54 (a)	350,000	329,801
5.95%, 07/15/55 (a)	165,000	162,047
EQT Corp.
3.90%, 10/01/27 (a)	97,000	96,164
5.70%, 04/01/28 (a)	100,000	101,366
5.00%, 01/15/29 (a)	100,000	100,076
7.00%, 02/01/30 (a)(g)	250,000	264,142
7.50%, 06/01/30 (a)	100,000	106,986
4.75%, 01/15/31 (a)	275,000	270,495
5.75%, 02/01/34 (a)	150,000	151,316
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Expand Energy Corp.
5.38%, 02/01/29 (a)	125,000	125,033
5.38%, 03/15/30 (a)	300,000	301,035
4.75%, 02/01/32 (a)	350,000	338,989
5.70%, 01/15/35 (a)	150,000	149,433
Exxon Mobil Corp.
2.44%, 08/16/29 (a)	350,000	330,330
3.48%, 03/19/30 (a)	500,000	481,190
2.61%, 10/15/30 (a)	500,000	461,205
3.00%, 08/16/39 (a)	250,000	193,128
4.23%, 03/19/40 (a)	625,000	548,931
3.57%, 03/06/45 (a)	230,000	171,442
4.11%, 03/01/46 (a)	650,000	520,669
3.10%, 08/16/49 (a)	425,000	275,761
4.33%, 03/19/50 (a)	700,000	560,252
3.45%, 04/15/51 (a)	725,000	497,372
Halliburton Co.
2.92%, 03/01/30 (a)	200,000	186,860
4.85%, 11/15/35 (a)	175,000	166,091
6.70%, 09/15/38	225,000	242,291
7.45%, 09/15/39	200,000	227,458
4.50%, 11/15/41 (a)	150,000	127,626
4.75%, 08/01/43 (a)	375,000	321,086
5.00%, 11/15/45 (a)	505,000	440,734
Helmerich & Payne, Inc.
4.65%, 12/01/27 (a)	75,000	74,897
4.85%, 12/01/29 (a)	75,000	74,579
2.90%, 09/29/31 (a)	100,000	89,051
5.50%, 12/01/34 (a)	250,000	242,547
Hess Corp.
7.88%, 10/01/29	100,000	108,880
7.30%, 08/15/31	200,000	219,772
7.13%, 03/15/33	200,000	221,540
6.00%, 01/15/40	190,000	195,780
5.60%, 02/15/41 (a)	350,000	345,380
5.80%, 04/01/47 (a)	100,000	98,471
HF Sinclair Corp.
5.00%, 02/01/28 (a)	100,000	99,780
4.50%, 10/01/30 (a)	100,000	97,394
5.75%, 01/15/31 (a)	225,000	228,895
5.50%, 09/01/32 (a)	100,000	99,902
6.25%, 01/15/35 (a)	150,000	153,899
Kinder Morgan Energy Partners LP
7.40%, 03/15/31 (a)	50,000	54,586
7.75%, 03/15/32	50,000	55,969
7.30%, 08/15/33	100,000	110,617
5.80%, 03/15/35 (a)	150,000	152,367
6.50%, 02/01/37	75,000	79,514
6.95%, 01/15/38	330,000	360,172
6.50%, 09/01/39	200,000	209,240
6.55%, 09/15/40	75,000	78,604
7.50%, 11/15/40	100,000	113,576
6.38%, 03/01/41 (a)	175,000	180,954
5.63%, 09/01/41 (a)	50,000	47,863
5.00%, 08/15/42 (a)	225,000	199,476
4.70%, 11/01/42 (a)	195,000	166,569
5.00%, 03/01/43 (a)	225,000	199,892
5.50%, 03/01/44 (a)	200,000	185,250
5.40%, 09/01/44 (a)	95,000	86,840
Kinder Morgan, Inc.
4.30%, 03/01/28 (a)	375,000	373,605
5.00%, 02/01/29 (a)	300,000	301,662
5.10%, 08/01/29 (a)	100,000	100,838
5.15%, 06/01/30 (a)	300,000	302,391
2.00%, 02/15/31 (a)	250,000	219,695
7.80%, 08/01/31	100,000	111,459
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.75%, 01/15/32 (a)	300,000	335,502
4.80%, 02/01/33 (a)	200,000	194,862
5.20%, 06/01/33 (a)	350,000	348,750
5.40%, 02/01/34 (a)	275,000	275,410
5.30%, 12/01/34 (a)	300,000	295,824
5.85%, 06/01/35 (a)	150,000	153,300
5.55%, 08/01/36 (a)	350,000	347,035
5.55%, 06/01/45 (a)	455,000	422,040
5.05%, 02/15/46 (a)	200,000	173,808
5.20%, 03/01/48 (a)	250,000	218,792
3.25%, 08/01/50 (a)	100,000	63,129
3.60%, 02/15/51 (a)	300,000	201,312
5.45%, 08/01/52 (a)	150,000	133,941
5.95%, 08/01/54 (a)(d)	175,000	168,452
6.15%, 08/01/56 (a)	150,000	147,219
Marathon Petroleum Corp.
3.80%, 04/01/28 (a)	100,000	98,650
5.15%, 03/01/30 (a)	200,000	201,300
5.70%, 03/01/35 (a)	150,000	151,629
6.50%, 03/01/41 (a)	270,000	282,801
4.75%, 09/15/44 (a)	150,000	127,188
4.50%, 04/01/48 (a)	350,000	276,283
5.00%, 09/15/54 (a)	100,000	83,483
MPLX LP
4.25%, 12/01/27 (a)	100,000	99,534
4.00%, 03/15/28 (a)	450,000	444,915
4.80%, 02/15/29 (a)	250,000	249,690
4.70%, 11/01/29 (a)	350,000	347,557
2.65%, 08/15/30 (a)	400,000	365,576
4.80%, 02/15/31 (a)	200,000	196,976
5.00%, 05/01/32 (a)	125,000	123,169
4.95%, 09/01/32 (a)	300,000	294,252
5.00%, 01/15/33 (a)	150,000	146,760
5.00%, 03/01/33 (a)	325,000	318,211
5.50%, 06/01/34 (a)	425,000	422,994
5.40%, 04/01/35 (a)	300,000	294,465
5.40%, 09/15/35 (a)	400,000	392,040
5.30%, 04/01/36 (a)	375,000	362,835
5.50%, 11/01/36 (a)	125,000	122,146
4.50%, 04/15/38 (a)	475,000	420,456
5.20%, 03/01/47 (a)	275,000	239,583
5.20%, 12/01/47 (a)	100,000	86,971
4.70%, 04/15/48 (a)	400,000	322,428
5.50%, 02/15/49 (a)	400,000	356,296
4.95%, 03/14/52 (a)	400,000	327,256
5.65%, 03/01/53 (a)	150,000	135,287
5.95%, 04/01/55 (a)	275,000	258,621
6.20%, 09/15/55 (a)	275,000	267,308
6.10%, 04/01/56 (a)	100,000	95,980
4.90%, 04/15/58 (a)	100,000	79,667
National Fuel Gas Co.
3.95%, 09/15/27 (a)	100,000	99,198
4.75%, 09/01/28 (a)	100,000	99,703
4.75%, 05/15/29 (a)	125,000	124,031
5.50%, 03/15/30 (a)	95,000	95,875
2.95%, 03/01/31 (a)	150,000	135,753
5.05%, 10/15/31 (a)	125,000	122,938
5.95%, 03/15/35 (a)	95,000	96,439
5.50%, 05/15/36 (a)	125,000	121,574
NOV, Inc.
3.60%, 12/01/29 (a)	100,000	95,969
3.95%, 12/01/42 (a)	225,000	171,812
Occidental Petroleum Corp.
8.88%, 07/15/30 (a)	300,000	334,554
6.63%, 09/01/30 (a)	175,000	183,507
7.50%, 05/01/31 (a)	200,000	218,846
7.88%, 09/15/31 (a)	100,000	111,494
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.38%, 01/01/32 (a)	300,000	302,832
5.55%, 10/01/34 (a)	325,000	328,217
6.45%, 09/15/36 (a)	450,000	475,222
7.95%, 06/15/39 (a)	75,000	87,253
6.20%, 03/15/40 (a)	150,000	152,354
6.60%, 03/15/46 (a)	325,000	337,675
6.05%, 10/01/54 (a)	175,000	171,589
ONEOK Partners LP
6.65%, 10/01/36	225,000	241,015
6.85%, 10/15/37	125,000	134,643
6.13%, 02/01/41 (a)	150,000	150,564
6.20%, 09/15/43 (a)	75,000	74,839
ONEOK, Inc.
4.25%, 09/24/27 (a)	200,000	199,478
4.55%, 07/15/28 (a)	150,000	149,424
5.65%, 11/01/28 (a)	150,000	152,508
4.35%, 03/15/29 (a)	150,000	148,014
5.38%, 06/01/29 (a)	100,000	100,993
3.40%, 09/01/29 (a)	325,000	311,288
4.40%, 10/15/29 (a)	275,000	271,150
3.10%, 03/15/30 (a)	275,000	257,708
3.25%, 06/01/30 (a)	100,000	93,750
5.80%, 11/01/30 (a)	275,000	281,812
6.35%, 01/15/31 (a)	270,000	281,829
4.75%, 10/15/31 (a)	250,000	244,767
4.95%, 10/15/32 (a)	150,000	146,867
6.10%, 11/15/32 (a)	150,000	155,514
6.05%, 09/01/33 (a)	400,000	412,692
5.65%, 09/01/34 (a)	100,000	100,411
5.05%, 11/01/34 (a)	450,000	434,317
6.00%, 06/15/35 (a)	175,000	178,507
5.40%, 10/15/35 (a)	300,000	294,525
5.15%, 10/15/43 (a)	225,000	199,231
5.60%, 04/01/44 (a)	75,000	69,043
5.05%, 04/01/45 (a)	75,000	64,508
4.25%, 09/15/46 (a)	225,000	172,967
5.45%, 06/01/47 (a)	200,000	179,688
4.95%, 07/13/47 (a)	100,000	83,538
4.20%, 10/03/47 (a)	100,000	74,989
5.20%, 07/15/48 (a)	200,000	171,986
4.85%, 02/01/49 (a)	100,000	82,223
4.45%, 09/01/49 (a)	100,000	77,909
3.95%, 03/01/50 (a)	150,000	105,921
7.15%, 01/15/51 (a)	50,000	53,850
6.63%, 09/01/53 (a)	475,000	486,903
5.70%, 11/01/54 (a)	375,000	341,396
6.25%, 10/15/55 (a)	325,000	319,189
5.85%, 11/01/64 (a)	150,000	135,512
Ovintiv, Inc.
8.13%, 09/15/30	100,000	110,135
7.20%, 11/01/31	75,000	81,107
7.38%, 11/01/31 (a)	200,000	218,300
6.25%, 07/15/33 (a)	100,000	104,481
6.50%, 08/15/34	100,000	105,523
6.63%, 08/15/37	100,000	105,931
6.50%, 02/01/38	175,000	182,782
7.10%, 07/15/53 (a)	100,000	108,421
Patterson-UTI Energy, Inc.
5.15%, 11/15/29 (a)	100,000	99,935
7.15%, 10/01/33 (a)	100,000	106,958
6.05%, 05/15/36 (a)	125,000	124,200
Phillips 66
3.90%, 03/15/28 (a)	150,000	148,748
2.15%, 12/15/30 (a)	300,000	269,847
4.65%, 11/15/34 (a)	350,000	333,977
5.88%, 05/01/42 (a)	425,000	422,688
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 11/15/44 (a)	450,000	390,613
3.30%, 03/15/52 (a)	200,000	127,082
Phillips 66 Co.
4.95%, 12/01/27 (a)	150,000	150,674
3.75%, 03/01/28 (a)	100,000	98,975
3.15%, 12/15/29 (a)	100,000	95,127
5.25%, 06/15/31 (a)	225,000	228,609
5.30%, 06/30/33 (a)	350,000	350,504
4.95%, 03/15/35 (a)	100,000	97,323
4.68%, 02/15/45 (a)	100,000	84,008
4.90%, 10/01/46 (a)	150,000	128,538
5.65%, 06/15/54 (a)	100,000	92,696
5.50%, 03/15/55 (a)	100,000	90,630
5.88%, 03/15/56 (a)(b)	355,000	351,162
6.20%, 03/15/56 (a)(b)	330,000	326,535
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	325,000	290,274
2.15%, 01/15/31 (a)	200,000	178,204
Plains All American Pipeline LP
5.95%, 06/15/35 (a)	275,000	278,484
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	275,000	263,708
3.80%, 09/15/30 (a)	150,000	143,048
4.70%, 01/15/31 (a)	225,000	220,984
5.70%, 09/15/34 (a)	150,000	150,417
5.60%, 01/15/36 (a)	250,000	246,372
6.65%, 01/15/37	225,000	238,075
5.15%, 06/01/42 (a)	100,000	89,992
4.30%, 01/31/43 (a)	50,000	40,179
4.70%, 06/15/44 (a)	250,000	209,772
4.90%, 02/15/45 (a)	150,000	129,330
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (a)	325,000	322,874
4.50%, 05/15/30 (a)	675,000	663,815
5.90%, 09/15/37 (a)	94,397	97,169
Schlumberger Investment SA
2.65%, 06/26/30 (a)	100,000	92,202
4.55%, 05/07/31 (a)	125,000	122,706
4.80%, 05/07/33 (a)	125,000	122,340
5.15%, 05/07/36 (a)	250,000	244,812
Shell Finance U.S., Inc.
3.88%, 11/13/28 (a)	300,000	295,632
2.38%, 11/07/29 (a)	250,000	233,252
2.75%, 04/06/30 (a)	425,000	396,525
4.13%, 11/06/30 (a)	305,000	297,354
4.13%, 05/11/35 (a)	275,000	254,815
4.75%, 01/06/36 (a)	280,000	268,884
6.38%, 12/15/38 (a)	550,000	588,621
5.50%, 03/25/40 (a)	225,000	222,136
5.13%, 10/15/41 (a)	200,000	186,954
4.55%, 08/12/43 (a)	175,000	149,711
4.38%, 05/11/45	630,000	517,992
4.00%, 05/10/46 (a)	480,000	371,741
3.75%, 09/12/46	200,000	149,114
3.13%, 11/07/49 (a)	200,000	129,612
3.25%, 04/06/50 (a)	475,000	314,944
3.00%, 11/26/51 (a)	200,000	124,080
Shell International Finance BV
3.88%, 11/13/28 (a)	250,000	247,082
2.38%, 11/07/29 (a)	100,000	93,252
2.75%, 04/06/30 (a)	125,000	117,186
4.13%, 05/11/35	75,000	69,487
6.38%, 12/15/38	200,000	214,810
2.88%, 11/26/41 (a)	200,000	141,698
3.63%, 08/21/42 (a)	255,000	197,939
4.38%, 05/11/45 (a)	150,000	123,417
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 05/10/46	75,000	58,322
3.25%, 04/06/50 (a)	100,000	66,459
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27 (a)	150,000	150,171
5.03%, 10/01/29 (a)	300,000	298,632
5.58%, 10/01/34 (a)	350,000	343,147
6.18%, 10/01/54 (a)	200,000	185,842
Spectra Energy Partners LP
5.95%, 09/25/43 (a)	75,000	74,036
4.50%, 03/15/45 (a)	150,000	122,147
Suncor Energy, Inc.
7.15%, 02/01/32 (a)	100,000	108,698
5.95%, 12/01/34 (a)	275,000	282,230
6.80%, 05/15/38	221,000	238,013
6.50%, 06/15/38 (a)	175,000	183,974
6.85%, 06/01/39	150,000	162,332
4.00%, 11/15/47 (a)	150,000	111,017
3.75%, 03/04/51 (a)	150,000	104,453
Targa Resources Corp.
4.35%, 01/15/29 (a)	140,000	138,674
6.15%, 03/01/29 (a)	200,000	205,698
4.90%, 09/15/30 (a)	125,000	124,068
4.35%, 04/15/31 (a)	200,000	193,658
4.20%, 02/01/33 (a)	150,000	140,282
6.13%, 03/15/33 (a)	175,000	181,435
6.50%, 03/30/34 (a)	350,000	370,058
5.50%, 02/15/35 (a)	325,000	322,003
5.55%, 08/15/35 (a)	325,000	321,899
5.65%, 02/15/36 (a)	240,000	239,338
5.40%, 07/30/36 (a)	280,000	272,465
4.95%, 04/15/52 (a)	150,000	123,600
6.25%, 07/01/52 (a)	100,000	98,225
6.50%, 02/15/53 (a)	275,000	278,718
6.13%, 05/15/55 (a)	300,000	289,509
6.05%, 05/15/56 (a)	200,000	190,714
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	200,000	199,934
5.50%, 03/01/30 (a)	500,000	503,300
4.88%, 02/01/31 (a)	200,000	197,384
4.00%, 01/15/32 (a)	275,000	258,519
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	100,000	104,436
7.63%, 04/01/37	75,000	86,000
Texas Eastern Transmission LP
7.00%, 07/15/32 (a)	100,000	108,288
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	425,000	413,733
2.83%, 01/10/30 (a)	400,000	376,268
2.99%, 06/29/41 (a)	175,000	127,411
3.46%, 07/12/49 (a)	300,000	205,557
3.13%, 05/29/50 (a)	700,000	449,435
3.39%, 06/29/60 (a)	150,000	93,341
TotalEnergies Capital SA
3.88%, 10/11/28 (a)	150,000	148,236
5.15%, 04/05/34 (a)	275,000	274,194
4.72%, 09/10/34 (a)	200,000	194,350
5.49%, 04/05/54 (a)	450,000	419,278
5.28%, 09/10/54 (a)	275,000	248,201
5.64%, 04/05/64 (a)	350,000	325,311
5.43%, 09/10/64 (a)	350,000	314,037
TotalEnergies Capital USA LLC
4.25%, 01/13/31 (a)	400,000	389,336
4.57%, 01/13/33 (a)	325,000	314,587
4.86%, 01/13/36 (a)	150,000	144,263
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	250,000	248,182
4.10%, 04/15/30 (a)	300,000	290,697
4.63%, 03/01/34 (a)	300,000	285,021
5.60%, 03/31/34	100,000	100,515
5.85%, 03/15/36 (a)	100,000	101,757
6.20%, 10/15/37	325,000	335,377
7.25%, 08/15/38	225,000	250,621
7.63%, 01/15/39	350,000	398,958
6.10%, 06/01/40 (a)	250,000	252,445
5.00%, 10/16/43 (a)	75,000	68,430
4.88%, 05/15/48 (a)	150,000	130,418
5.10%, 03/15/49 (a)	200,000	180,800
6.13%, 10/17/56 (a)(b)	125,000	125,144
6.38%, 10/17/56 (a)(b)	125,000	124,836
7.00%, 06/01/65 (a)(b)	200,000	204,548
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	100,000	99,100
3.25%, 05/15/30 (a)	200,000	188,740
5.10%, 03/15/36 (a)	255,000	246,641
5.40%, 08/15/41 (a)	100,000	95,026
4.45%, 08/01/42 (a)	100,000	84,142
4.60%, 03/15/48 (a)	200,000	163,486
3.95%, 05/15/50 (a)	100,000	73,176
5.75%, 03/15/56 (a)	130,000	122,190
Valero Energy Corp.
2.15%, 09/15/27 (a)	150,000	146,508
4.35%, 06/01/28 (a)	150,000	149,345
4.00%, 04/01/29 (a)	50,000	48,991
5.15%, 02/15/30 (a)	150,000	150,992
2.80%, 12/01/31 (a)	75,000	67,047
7.50%, 04/15/32 (a)	350,000	390,190
5.15%, 03/10/36 (a)	200,000	193,428
6.63%, 06/15/37	425,000	458,409
4.90%, 03/15/45 (a)	130,000	113,542
3.65%, 12/01/51 (a)	150,000	101,667
4.00%, 06/01/52 (a)	150,000	107,759
Valero Energy Partners LP
4.50%, 03/15/28 (a)	100,000	99,634
Viper Energy Partners LLC
4.90%, 08/01/30 (a)	90,000	89,015
5.70%, 08/01/35 (a)	440,000	439,305
Western Midstream Operating LP
4.50%, 03/01/28 (a)	200,000	199,088
4.75%, 08/15/28 (a)	50,000	49,907
6.35%, 01/15/29 (a)	100,000	103,035
4.05%, 02/01/30 (a)(f)	325,000	313,579
4.80%, 03/01/31 (a)	100,000	98,164
6.15%, 04/01/33 (a)	150,000	154,625
5.45%, 11/15/34 (a)	250,000	245,232
5.50%, 12/15/35 (a)	200,000	194,534
5.70%, 07/01/36 (a)	175,000	172,541
5.45%, 04/01/44 (a)	225,000	199,910
5.30%, 03/01/48 (a)	150,000	127,749
5.50%, 08/15/48 (a)	100,000	86,784
5.25%, 02/01/50 (a)(f)	300,000	252,927
Williams Cos., Inc.
5.30%, 08/15/28 (a)	150,000	151,563
4.90%, 03/15/29 (a)	200,000	200,324
4.80%, 11/15/29 (a)	225,000	224,532
4.63%, 06/30/30 (a)	150,000	147,729
3.50%, 11/15/30 (a)	325,000	305,071
2.60%, 03/15/31 (a)	775,000	695,074
8.75%, 03/15/32	150,000	174,716
4.65%, 08/15/32 (a)	300,000	290,958
5.65%, 03/15/33 (a)	350,000	354,574
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.15%, 03/15/34 (a)	350,000	342,674
5.60%, 03/15/35 (a)	275,000	274,865
5.30%, 09/30/35 (a)	150,000	146,252
5.15%, 03/15/36 (a)	350,000	336,091
6.30%, 04/15/40	350,000	359,751
5.80%, 11/15/43 (a)	72,000	69,382
5.40%, 03/04/44 (a)	100,000	91,639
5.75%, 06/24/44 (a)	275,000	262,889
4.90%, 01/15/45 (a)	100,000	85,598
5.10%, 09/15/45 (a)	275,000	241,425
4.85%, 03/01/48 (a)	225,000	188,105
3.50%, 10/15/51 (a)	125,000	82,426
5.30%, 08/15/52 (a)	150,000	130,661
5.80%, 11/15/54 (a)	225,000	210,260
6.00%, 03/15/55 (a)	175,000	167,948
5.95%, 03/15/56 (a)	275,000	260,802
Woodside Finance Ltd.
4.90%, 05/19/28 (a)	200,000	200,132
5.40%, 05/19/30 (a)	350,000	353,097
5.70%, 05/19/32 (a)	100,000	101,723
5.10%, 09/12/34 (a)	325,000	314,603
6.00%, 05/19/35 (a)	350,000	357,171
5.70%, 09/12/54 (a)	150,000	138,107
		137,089,647
Industrial Other 0.1%
American University
3.67%, 04/01/49 (a)	100,000	72,221
Booz Allen Hamilton, Inc.
5.38%, 01/30/30 (a)	200,000	199,646
5.95%, 08/04/33 (a)	150,000	150,843
5.90%, 01/30/34 (a)	150,000	147,753
5.95%, 04/15/35 (a)	150,000	148,737
Brown University
2.92%, 09/01/50 (a)	150,000	95,268
California Institute of Technology
4.32%, 08/01/45 (a)	100,000	83,783
4.70%, 11/01/11 (a)	100,000	77,339
3.65%, 09/01/19 (a)	150,000	91,376
Case Western Reserve University
5.41%, 06/01/22 (a)	100,000	87,983
Cintas Corp. No. 2
4.20%, 05/01/28 (a)	75,000	74,572
4.00%, 05/01/32 (a)	250,000	237,725
Claremont Mckenna College
3.78%, 01/01/22 (a)	50,000	30,868
Cornell University
4.17%, 06/15/30 (a)	90,000	88,284
4.84%, 06/15/34 (a)	225,000	221,627
4.73%, 06/15/35 (a)	90,000	87,207
Duke University
2.68%, 10/01/44 (a)	100,000	72,149
2.76%, 10/01/50 (a)	100,000	61,650
2.83%, 10/01/55 (a)	100,000	59,672
Emory University
2.97%, 09/01/50 (a)	150,000	94,145
George Washington University
4.30%, 09/15/44 (a)	100,000	81,908
4.87%, 09/15/45 (a)	50,000	44,065
4.13%, 09/15/48 (a)	250,000	194,632
Georgetown University
4.32%, 04/01/49 (a)	50,000	39,772
2.94%, 04/01/50 (a)	100,000	62,696
5.22%, 10/01/18 (a)	250,000	210,805
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Howard University
5.21%, 10/01/52 (a)	50,000	40,706
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (a)	125,000	128,357
5.90%, 03/01/33 (a)	100,000	101,707
Jacobs Solutions, Inc.
4.75%, 03/03/31 (a)	600,000	585,918
Johns Hopkins University
4.71%, 07/01/32 (a)	125,000	123,429
4.08%, 07/01/53	100,000	76,777
2.81%, 01/01/60 (a)	75,000	41,393
Leland Stanford Junior University
4.15%, 08/01/30 (a)	150,000	147,433
3.65%, 05/01/48 (a)	275,000	204,836
2.41%, 06/01/50 (a)	50,000	28,350
Massachusetts Institute of Technology
3.96%, 07/01/38 (a)	150,000	134,380
2.99%, 07/01/50 (a)	100,000	64,396
2.29%, 07/01/51 (a)	100,000	54,543
3.07%, 04/01/52 (a)	100,000	64,418
5.62%, 06/01/55 (a)	150,000	147,550
5.60%, 07/01/11 (a)	150,000	140,526
4.68%, 07/01/14 (a)	175,000	137,286
3.89%, 07/01/16 (a)	350,000	228,242
MasTec, Inc.
5.90%, 06/15/29 (a)	200,000	203,966
5.85%, 09/30/36 (a)	150,000	148,096
Northeastern University
2.89%, 10/01/50	75,000	47,904
Northwestern University
4.94%, 12/01/35 (a)	175,000	171,780
4.64%, 12/01/44 (a)	100,000	91,954
2.64%, 12/01/50 (a)	100,000	60,043
3.66%, 12/01/57 (a)	75,000	52,693
President & Fellows of Harvard College
4.61%, 02/15/35 (a)(d)	400,000	386,412
5.26%, 03/15/36 (a)	75,000	75,795
4.88%, 10/15/40 (a)	75,000	71,813
3.15%, 07/15/46 (a)	100,000	70,242
2.52%, 10/15/50 (a)	100,000	58,274
3.75%, 11/15/52 (a)	100,000	73,013
3.30%, 07/15/56 (a)	375,000	244,687
Quanta Services, Inc.
4.30%, 08/09/28 (a)	100,000	99,173
4.85%, 08/09/29 (a)	125,000	124,634
2.90%, 10/01/30 (a)	175,000	160,750
4.50%, 01/15/31 (a)	200,000	194,952
2.35%, 01/15/32 (a)	150,000	129,829
5.30%, 08/09/33 (a)	200,000	198,160
5.25%, 08/09/34 (a)	250,000	245,225
5.10%, 08/09/35 (a)	100,000	96,456
5.55%, 08/09/36 (a)	200,000	197,082
3.05%, 10/01/41 (a)	150,000	106,158
Thomas Jefferson University
3.85%, 11/01/57 (a)	75,000	51,075
Trustees of Boston College
3.13%, 07/01/52 (a)	100,000	65,361
Trustees of Columbia University in the City of New York
4.36%, 10/01/35 (a)	75,000	71,003
Trustees of Dartmouth College
4.27%, 06/01/30 (a)	50,000	49,392
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Trustees of Princeton University
5.70%, 03/01/39 (a)	150,000	154,039
2.52%, 07/01/50 (a)	100,000	60,022
4.20%, 03/01/52 (a)	125,000	99,338
Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	50,000	28,630
4.67%, 09/01/12 (a)	50,000	38,983
3.61%, 02/15/19 (a)	75,000	45,175
University of Chicago
2.76%, 04/01/45 (a)	100,000	77,851
2.55%, 04/01/50 (a)	100,000	63,642
4.00%, 10/01/53 (a)	50,000	38,263
University of Miami
4.06%, 04/01/52 (a)	100,000	75,012
University of Notre Dame du Lac
3.44%, 02/15/45 (a)	50,000	37,650
3.39%, 02/15/48 (a)	100,000	71,239
University of Southern California
3.03%, 10/01/39 (a)	150,000	120,432
3.84%, 10/01/47 (a)	75,000	58,301
2.95%, 10/01/51 (a)	400,000	249,684
4.98%, 10/01/53 (a)	100,000	88,227
3.23%, 10/01/20 (a)	100,000	53,814
Washington University
3.52%, 04/15/54 (a)	125,000	86,745
4.35%, 04/15/22 (a)	100,000	72,351
William Marsh Rice University
3.57%, 05/15/45 (a)	200,000	154,076
Yale University
1.48%, 04/15/30 (a)	175,000	156,837
4.70%, 04/15/32 (a)	100,000	99,328
2.40%, 04/15/50 (a)	100,000	57,165
		10,799,699
Technology 2.5%
Accenture Capital, Inc.
3.90%, 10/04/27 (a)	300,000	298,581
4.75%, 07/10/29 (a)	250,000	249,720
4.05%, 10/04/29 (a)	325,000	318,116
5.00%, 07/10/31 (a)	400,000	398,640
4.25%, 10/04/31 (a)	325,000	312,770
5.30%, 07/10/33 (a)	250,000	248,167
4.50%, 10/04/34 (a)	400,000	374,732
5.60%, 07/10/36 (a)	275,000	272,272
Adobe, Inc.
4.75%, 01/17/28 (a)	200,000	200,678
4.80%, 04/04/29 (a)	250,000	250,910
4.95%, 01/17/30 (a)	225,000	226,013
2.30%, 02/01/30 (a)	350,000	321,790
4.95%, 04/04/34 (a)	150,000	146,540
5.30%, 01/17/35 (a)	100,000	99,431
Advanced Micro Devices, Inc.
4.32%, 03/24/28 (a)	200,000	199,396
4.60%, 08/17/29 (a)	300,000	298,590
5.00%, 08/17/31 (a)	400,000	396,792
3.92%, 06/01/32 (a)	100,000	93,927
5.25%, 08/17/33 (a)	250,000	247,315
5.50%, 08/17/36 (a)	250,000	245,547
4.39%, 06/01/52 (a)	150,000	116,658
Alphabet, Inc.
3.88%, 11/15/28 (a)	180,000	177,674
3.70%, 02/15/29 (a)	650,000	636,382
4.63%, 08/10/29 (a)	500,000	498,650
4.00%, 05/15/30 (a)	150,000	146,018
1.10%, 08/15/30 (a)	700,000	608,510
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.10%, 11/15/30 (a)	660,000	640,101
4.10%, 02/15/31 (a)	800,000	773,616
4.88%, 08/15/31 (a)	950,000	943,540
4.38%, 11/15/32 (a)	230,000	221,391
4.40%, 02/15/33 (a)	825,000	790,012
5.20%, 08/15/33 (a)	750,000	747,577
4.50%, 05/15/35 (a)	250,000	237,275
4.70%, 11/15/35 (a)	925,000	876,780
4.80%, 02/15/36 (a)	1,150,000	1,095,961
5.45%, 08/15/36 (a)	1,200,000	1,191,480
1.90%, 08/15/40 (a)	250,000	159,573
5.35%, 11/15/45 (a)	545,000	498,768
5.50%, 02/15/46 (a)	650,000	604,870
6.25%, 08/15/46 (a)	750,000	753,952
2.05%, 08/15/50 (a)	700,000	350,721
5.25%, 05/15/55 (a)	450,000	389,079
5.45%, 11/15/55 (a)	1,040,000	921,825
5.65%, 02/15/56 (a)	1,050,000	960,414
6.38%, 08/15/56 (a)	1,250,000	1,258,987
2.25%, 08/15/60 (a)	525,000	242,067
5.30%, 05/15/65 (a)	300,000	252,855
5.75%, 02/15/66 (a)	455,000	408,453
6.50%, 08/15/66 (a)	750,000	750,210
5.70%, 11/15/75 (a)	710,000	623,792
Amdocs Ltd.
2.54%, 06/15/30 (a)	150,000	134,822
Analog Devices, Inc.
4.25%, 06/15/28 (a)	160,000	159,197
1.70%, 10/01/28 (a)	200,000	188,394
4.50%, 06/15/30 (a)	120,000	118,636
2.10%, 10/01/31 (a)	300,000	261,420
5.05%, 04/01/34 (a)	100,000	98,791
2.80%, 10/01/41 (a)	200,000	139,820
5.30%, 12/15/45 (a)	200,000	184,100
2.95%, 10/01/51 (a)	250,000	152,193
5.30%, 04/01/54 (a)	150,000	135,533
Apple, Inc.
2.90%, 09/12/27 (a)	500,000	493,115
3.00%, 11/13/27 (a)	300,000	295,551
1.20%, 02/08/28 (a)	575,000	550,010
4.00%, 05/10/28 (a)	350,000	347,889
4.00%, 05/12/28 (a)	400,000	397,584
1.40%, 08/05/28 (a)	525,000	496,272
3.25%, 08/08/29 (a)	225,000	217,663
2.20%, 09/11/29 (a)	1,100,000	1,030,667
4.15%, 05/10/30 (a)	100,000	98,757
1.65%, 05/11/30 (a)	450,000	404,649
4.20%, 05/12/30 (a)	200,000	197,686
1.25%, 08/20/30 (a)	350,000	307,419
1.65%, 02/08/31 (a)	700,000	616,938
1.70%, 08/05/31 (a)	200,000	173,792
4.50%, 05/12/32 (a)	200,000	198,476
3.35%, 08/08/32 (a)	400,000	372,404
4.30%, 05/10/33 (a)	375,000	366,217
4.75%, 05/12/35 (a)	200,000	197,362
4.50%, 02/23/36 (a)	350,000	338,562
2.38%, 02/08/41 (a)	300,000	206,451
3.85%, 05/04/43 (a)	830,000	663,004
4.45%, 05/06/44 (a)	250,000	214,123
3.45%, 02/09/45 (a)	550,000	402,220
4.38%, 05/13/45 (a)	525,000	438,039
4.65%, 02/23/46 (a)	1,025,000	887,055
3.85%, 08/04/46 (a)	550,000	419,094
4.25%, 02/09/47 (a)	320,000	258,278
3.75%, 09/12/47 (a)	300,000	221,925
3.75%, 11/13/47 (a)	250,000	185,410
2.95%, 09/11/49 (a)	400,000	250,680
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.65%, 05/11/50 (a)	675,000	394,180
2.40%, 08/20/50 (a)	250,000	137,805
2.65%, 02/08/51 (a)	825,000	476,520
2.70%, 08/05/51 (a)	550,000	319,539
3.95%, 08/08/52 (a)	500,000	369,470
4.85%, 05/10/53 (a)	375,000	330,034
2.55%, 08/20/60 (a)	550,000	280,423
2.80%, 02/08/61 (a)	575,000	310,264
2.85%, 08/05/61 (a)	275,000	149,644
4.10%, 08/08/62 (a)	275,000	199,524
Applied Materials, Inc.
4.80%, 06/15/29 (a)	150,000	150,525
1.75%, 06/01/30 (a)	150,000	134,018
4.00%, 01/15/31 (a)	175,000	168,807
5.10%, 10/01/35 (a)	175,000	172,741
4.60%, 01/15/36 (a)	80,000	75,460
5.85%, 06/15/41 (a)	300,000	302,499
4.35%, 04/01/47 (a)	200,000	164,094
2.75%, 06/01/50 (a)	150,000	90,405
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	150,000	147,981
5.15%, 08/21/29 (a)	130,000	130,247
2.95%, 02/15/32 (a)	130,000	114,010
5.88%, 04/10/34 (a)	100,000	101,098
Atlassian Corp.
5.25%, 05/15/29 (a)	100,000	100,274
5.50%, 05/15/34 (a)	100,000	98,357
Autodesk, Inc.
2.85%, 01/15/30 (a)	100,000	93,388
2.40%, 12/15/31 (a)	275,000	239,217
5.30%, 06/15/35 (a)	165,000	161,641
Automatic Data Processing, Inc.
1.70%, 05/15/28 (a)	200,000	191,114
1.25%, 09/01/30 (a)	200,000	174,750
4.75%, 05/08/32 (a)	275,000	271,483
4.45%, 09/09/34 (a)	325,000	310,814
5.00%, 05/07/36 (a)	250,000	242,815
Avnet, Inc.
6.25%, 03/15/28 (a)	200,000	203,554
3.00%, 05/15/31 (a)	50,000	44,584
5.50%, 06/01/32 (a)	50,000	49,706
Baidu, Inc.
4.38%, 03/29/28 (a)	200,000	198,966
4.88%, 11/14/28 (a)	200,000	200,608
2.38%, 08/23/31 (a)	200,000	178,350
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (a)	150,000	147,795
Broadcom, Inc.
1.95%, 02/15/28 (a)	175,000	168,460
4.80%, 04/15/28 (a)	300,000	300,444
4.00%, 04/15/29 (a)	150,000	146,879
4.75%, 04/15/29 (a)	400,000	398,960
4.35%, 02/15/30 (a)	500,000	487,430
5.00%, 04/15/30 (a)	150,000	149,514
5.05%, 04/15/30 (a)	150,000	149,466
4.60%, 07/15/30 (a)	560,000	548,498
4.20%, 10/15/30 (a)	255,000	245,307
4.15%, 11/15/30 (a)	500,000	480,000
4.30%, 01/15/31 (a)	250,000	240,970
2.45%, 02/15/31 (a)	675,000	599,731
5.15%, 11/15/31 (a)	325,000	322,130
4.55%, 02/15/32 (a)	150,000	143,679
4.15%, 04/15/32 (a)	250,000	234,317
5.20%, 04/15/32 (a)	300,000	297,138
4.90%, 07/15/32 (a)	460,000	446,278
4.30%, 11/15/32 (a)	550,000	515,317
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.60%, 01/15/33 (a)	250,000	237,215
2.60%, 02/15/33 (a)	450,000	377,797
3.42%, 04/15/33 (a)	575,000	504,654
3.47%, 04/15/34 (a)	850,000	729,920
4.80%, 10/15/34 (a)	850,000	795,234
5.20%, 07/15/35 (a)	650,000	619,502
3.14%, 11/15/35 (a)	850,000	684,726
4.95%, 01/15/36 (a)	325,000	302,637
4.80%, 02/15/36 (a)	575,000	527,919
3.19%, 11/15/36 (a)	725,000	572,779
4.93%, 05/15/37 (a)(e)	200,000	183,806
4.90%, 02/15/38 (a)	200,000	184,038
3.50%, 02/15/41 (a)	750,000	557,055
3.75%, 02/15/51 (a)	575,000	387,653
5.70%, 01/15/56 (a)(d)	275,000	247,588
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	300,000	280,464
2.60%, 05/01/31 (a)	200,000	177,868
5.75%, 05/15/36 (a)	125,000	123,765
Cadence Design Systems, Inc.
4.20%, 09/10/27 (a)	100,000	99,680
4.30%, 09/10/29 (a)	200,000	196,962
4.70%, 09/10/34 (a)	300,000	288,054
CDW LLC/CDW Finance Corp.
4.25%, 04/01/28 (a)	200,000	197,372
3.28%, 12/01/28 (a)	100,000	95,917
3.25%, 02/15/29 (a)	225,000	214,328
5.10%, 03/01/30 (a)	100,000	98,876
3.57%, 12/01/31 (a)	350,000	316,617
5.55%, 08/22/34 (a)	100,000	96,989
CGI, Inc.
4.95%, 03/14/30 (a)	125,000	123,765
2.30%, 09/14/31 (a)	100,000	86,385
Cisco Systems, Inc.
4.55%, 02/24/28 (a)	300,000	300,543
4.85%, 02/26/29 (a)	700,000	703,563
4.75%, 02/24/30 (a)	200,000	199,988
4.95%, 02/26/31 (a)	650,000	652,437
4.95%, 02/24/32 (a)	275,000	274,455
5.05%, 02/26/34 (a)	650,000	642,674
5.10%, 02/24/35 (a)	350,000	345,107
5.90%, 02/15/39	550,000	564,641
5.50%, 01/15/40	525,000	517,440
5.30%, 02/26/54 (a)	525,000	472,762
5.50%, 02/24/55 (a)	250,000	232,925
5.35%, 02/26/64 (a)	250,000	221,570
Concentrix Corp.
6.60%, 08/02/28 (a)	300,000	303,303
6.50%, 03/01/29 (a)	150,000	147,488
6.85%, 08/02/33 (a)	100,000	96,577
Corning, Inc.
4.70%, 03/15/37	125,000	115,890
5.75%, 08/15/40	100,000	99,278
4.75%, 03/15/42	100,000	88,333
5.35%, 11/15/48 (a)	150,000	135,564
3.90%, 11/15/49 (a)	100,000	72,201
4.38%, 11/15/57 (a)	200,000	150,212
5.85%, 11/15/68 (a)	50,000	46,355
5.45%, 11/15/79 (a)	340,000	292,696
Crowdstrike Holdings, Inc.
3.00%, 02/15/29 (a)	175,000	166,730
Dell International LLC/EMC Corp.
5.25%, 02/01/28 (a)	294,000	296,181
4.75%, 04/01/28 (a)	270,000	270,335
4.15%, 02/15/29 (a)	230,000	226,237
5.30%, 10/01/29 (a)	466,000	470,543
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.35%, 02/01/30 (a)	145,000	141,877
5.00%, 04/01/30 (a)	295,000	294,555
6.20%, 07/15/30 (a)	197,000	204,076
4.50%, 02/15/31 (a)	320,000	312,058
4.75%, 07/15/31 (a)	250,000	245,057
5.30%, 04/01/32 (a)	295,000	295,625
4.75%, 10/06/32 (a)	320,000	310,842
5.75%, 02/01/33 (a)	294,000	300,312
5.00%, 02/15/34 (a)	200,000	193,880
5.40%, 04/15/34 (a)	295,000	293,351
4.85%, 02/01/35 (a)	245,000	233,336
5.50%, 04/01/35 (a)	270,000	268,788
5.10%, 02/15/36 (a)	320,000	307,840
8.10%, 07/15/36 (a)	283,000	328,580
5.25%, 02/15/37 (a)	325,000	312,848
3.38%, 12/15/41 (a)	195,000	143,571
8.35%, 07/15/46 (a)	210,000	254,188
3.45%, 12/15/51 (a)	145,000	95,918
Dell, Inc.
7.10%, 04/15/28 (a)	73,000	75,772
6.50%, 04/15/38 (a)	73,000	76,142
DXC Technology Co.
2.38%, 09/15/28 (a)	150,000	141,924
Equifax, Inc.
5.10%, 12/15/27 (a)	150,000	150,843
5.10%, 06/01/28 (a)	150,000	150,654
5.00%, 08/15/29	150,000	150,096
4.80%, 09/15/29 (a)	200,000	199,014
3.10%, 05/15/30 (a)	225,000	209,759
2.35%, 09/15/31 (a)	200,000	174,480
5.65%, 08/15/33 (a)	150,000	150,359
Equinix Asia Financing Corp. Pte. Ltd.
4.40%, 03/15/31 (a)	125,000	120,506
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30 (a)	330,000	321,720
5.25%, 08/15/31 (a)	225,000	223,673
4.70%, 03/15/33 (a)	150,000	142,815
5.50%, 06/15/34 (a)	250,000	246,882
Equinix, Inc.
1.55%, 03/15/28 (a)	150,000	142,922
2.00%, 05/15/28 (a)	75,000	71,637
5.00%, 08/15/29 (a)	225,000	225,000
3.20%, 11/18/29 (a)	350,000	331,187
2.15%, 07/15/30 (a)	350,000	312,886
2.50%, 05/15/31 (a)	325,000	287,638
3.90%, 04/15/32 (a)	350,000	324,376
5.50%, 08/15/33 (a)	175,000	173,047
5.80%, 08/15/36 (a)	175,000	172,881
3.00%, 07/15/50 (a)	100,000	59,978
2.95%, 09/15/51 (a)	145,000	84,821
3.40%, 02/15/52 (a)	100,000	63,499
FactSet Research Systems, Inc.
3.45%, 03/01/32 (a)	100,000	90,182
Fidelity National Information Services, Inc.
1.65%, 03/01/28 (a)	250,000	238,685
4.45%, 03/10/28 (a)	500,000	497,285
4.55%, 03/10/29 (a)	600,000	593,304
3.75%, 05/21/29 (a)	350,000	338,677
2.25%, 03/01/31 (a)	200,000	175,898
4.80%, 03/10/31 (a)	500,000	489,885
5.10%, 07/15/32 (a)	150,000	147,806
3.10%, 03/01/41 (a)	150,000	105,198
4.50%, 08/15/46 (a)	150,000	118,241
Fiserv, Inc.
5.45%, 03/02/28 (a)	350,000	352,646
5.38%, 08/21/28 (a)	150,000	151,196
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 10/01/28 (a)	300,000	295,509
3.50%, 07/01/29 (a)	775,000	742,551
4.75%, 03/15/30 (a)	250,000	246,150
2.65%, 06/01/30 (a)	225,000	205,135
4.55%, 02/15/31 (a)	250,000	241,487
5.35%, 03/15/31 (a)	175,000	174,416
5.60%, 03/02/33 (a)	250,000	248,227
5.63%, 08/21/33 (a)	350,000	346,731
5.45%, 03/15/34 (a)	150,000	145,889
5.15%, 08/12/34 (a)	250,000	237,747
5.25%, 08/11/35 (a)	225,000	214,454
4.40%, 07/01/49 (a)	325,000	254,351
Flex Ltd.
6.00%, 01/15/28 (a)	100,000	101,230
4.88%, 06/15/29 (a)	100,000	99,197
4.88%, 05/12/30 (a)	100,000	98,221
5.25%, 01/15/32 (a)	350,000	342,839
5.38%, 11/13/35 (a)	110,000	104,113
Fortinet, Inc.
2.20%, 03/15/31 (a)	100,000	88,361
Gartner, Inc.
4.95%, 03/20/31 (a)	60,000	57,949
5.60%, 11/20/35 (a)	350,000	330,788
Genpact Luxembourg SARL/Genpact USA, Inc.
6.00%, 06/04/29 (a)	125,000	126,993
Genpact U.K. Finco PLC/Genpact USA, Inc.
4.95%, 11/18/30 (a)	60,000	58,535
Global Payments, Inc.
4.55%, 03/15/28 (a)	125,000	124,101
4.45%, 06/01/28 (a)	100,000	99,077
4.50%, 11/15/28 (a)	470,000	463,617
3.20%, 08/15/29 (a)	375,000	354,349
5.30%, 08/15/29 (a)	100,000	100,006
2.90%, 05/15/30 (a)	225,000	205,727
4.88%, 11/15/30 (a)	435,000	423,438
2.90%, 11/15/31 (a)	150,000	131,229
5.40%, 08/15/32 (a)	150,000	147,479
5.20%, 11/15/32 (a)	255,000	246,348
5.40%, 03/15/33 (a)	150,000	145,863
5.55%, 11/15/35 (a)	445,000	424,877
4.15%, 08/15/49 (a)	250,000	176,720
5.95%, 08/15/52 (a)(d)	200,000	182,748
Hewlett Packard Enterprise Co.
4.05%, 09/15/27 (a)	160,000	159,291
4.40%, 09/25/27 (a)	200,000	199,628
4.50%, 03/23/28 (a)	125,000	124,580
5.25%, 07/01/28 (a)	100,000	100,739
4.15%, 09/15/28 (a)	650,000	642,226
4.60%, 03/23/29 (a)	150,000	148,998
4.55%, 10/15/29 (a)	425,000	419,479
4.40%, 10/15/30 (a)	150,000	146,165
4.85%, 10/15/31 (a)	400,000	393,572
5.25%, 04/01/33 (a)	150,000	148,463
5.00%, 10/15/34 (a)	500,000	480,110
6.20%, 10/15/35 (a)	250,000	262,155
6.35%, 10/15/45 (a)	412,000	408,597
5.60%, 10/15/54 (a)	375,000	330,592
HP, Inc.
4.75%, 01/15/28 (a)	225,000	225,218
4.00%, 04/15/29 (a)	275,000	268,777
5.40%, 04/25/30 (a)	100,000	100,811
3.40%, 06/17/30 (a)	225,000	212,033
2.65%, 06/17/31 (a)	200,000	177,564
4.20%, 04/15/32 (a)	150,000	141,227
5.50%, 01/15/33 (a)	300,000	301,515
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.10%, 04/25/35 (a)	100,000	102,679
6.00%, 09/15/41 (d)	350,000	343,406
IBM International Capital Pte. Ltd.
4.60%, 02/05/29 (a)	100,000	99,473
4.75%, 02/05/31 (a)	150,000	148,034
4.90%, 02/05/34 (a)	500,000	482,480
5.25%, 02/05/44 (a)	200,000	176,556
5.30%, 02/05/54 (a)	350,000	294,759
Intel Corp.
4.88%, 02/10/28 (a)	550,000	551,188
1.60%, 08/12/28 (a)	200,000	188,408
4.00%, 08/05/29 (a)	200,000	195,174
2.45%, 11/15/29 (a)	525,000	485,593
5.13%, 02/10/30 (a)	450,000	451,039
3.90%, 03/25/30 (a)	500,000	480,995
5.00%, 02/21/31 (a)	100,000	99,481
4.65%, 06/01/31 (a)	250,000	244,035
2.00%, 08/12/31 (a)	325,000	279,380
4.15%, 08/05/32 (a)	250,000	234,980
4.00%, 12/15/32	150,000	139,215
5.20%, 02/10/33 (a)	575,000	568,761
5.00%, 08/15/33 (a)	250,000	242,952
5.15%, 02/21/34 (a)	275,000	268,216
5.30%, 05/15/36 (a)	600,000	579,006
4.60%, 03/25/40 (a)	150,000	129,927
2.80%, 08/12/41 (a)	150,000	100,769
4.80%, 10/01/41 (a)	170,000	145,520
4.25%, 12/15/42	100,000	79,138
5.63%, 02/10/43 (a)	300,000	278,853
4.90%, 07/29/45 (a)	175,000	145,021
4.10%, 05/19/46 (a)	250,000	184,000
4.10%, 05/11/47 (a)	325,000	236,961
3.73%, 12/08/47 (a)	525,000	359,520
3.25%, 11/15/49 (a)	475,000	292,842
4.75%, 03/25/50 (a)	600,000	472,668
3.05%, 08/12/51 (a)	250,000	147,253
4.90%, 08/05/52 (a)	550,000	437,904
5.70%, 02/10/53 (a)	525,000	468,447
5.60%, 02/21/54 (a)	325,000	285,727
6.13%, 05/15/56 (a)	500,000	471,700
3.10%, 02/15/60 (a)	160,000	85,810
4.95%, 03/25/60 (a)	300,000	234,492
3.20%, 08/12/61 (a)	175,000	95,097
5.05%, 08/05/62 (a)	300,000	234,651
5.90%, 02/10/63 (a)	350,000	313,586
6.20%, 05/15/66 (a)	325,000	303,131
International Business Machines Corp.
4.50%, 02/06/28 (a)	200,000	199,804
4.65%, 02/10/28 (a)	175,000	175,257
4.00%, 02/03/29 (a)	100,000	98,273
3.50%, 05/15/29 (a)	900,000	871,011
4.80%, 02/10/30 (a)	175,000	174,370
1.95%, 05/15/30 (a)	200,000	179,578
4.30%, 02/03/31 (a)	100,000	96,927
2.72%, 02/09/32 (a)	100,000	88,317
5.00%, 02/10/32 (a)	475,000	470,749
4.40%, 07/27/32 (a)	300,000	286,950
5.88%, 11/29/32	300,000	310,746
4.60%, 02/03/33 (a)	100,000	96,207
4.75%, 02/06/33 (a)	150,000	146,243
5.20%, 02/10/35 (a)	175,000	171,106
4.95%, 02/03/36 (a)	400,000	378,060
4.15%, 05/15/39 (a)	500,000	418,725
5.60%, 11/30/39	150,000	146,423
2.85%, 05/15/40 (a)	100,000	69,916
4.00%, 06/20/42 (a)	400,000	311,012
4.70%, 02/19/46 (a)	150,000	121,698
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 05/15/49 (a)	800,000	585,632
2.95%, 05/15/50 (a)	200,000	116,202
3.43%, 02/09/52 (a)	150,000	92,966
4.90%, 07/27/52 (a)	150,000	119,799
5.10%, 02/06/53 (a)	150,000	122,993
5.70%, 02/10/55 (a)	375,000	332,962
5.80%, 02/03/56 (a)	150,000	135,156
7.13%, 12/01/96 (a)	75,000	80,579
Intuit, Inc.
5.13%, 09/15/28 (a)	250,000	251,992
1.65%, 07/15/30 (a)	200,000	176,454
4.95%, 06/15/31 (a)	200,000	197,910
5.20%, 09/15/33 (a)	300,000	296,262
5.50%, 06/15/36 (a)	250,000	243,545
5.50%, 09/15/53 (a)	325,000	280,810
Jabil, Inc.
3.95%, 01/12/28 (a)	100,000	98,831
4.20%, 02/01/29 (a)	100,000	98,088
5.45%, 02/01/29 (a)	150,000	151,257
3.60%, 01/15/30 (a)	100,000	94,981
3.00%, 01/15/31 (a)	200,000	181,742
4.75%, 02/01/33 (a)	100,000	95,721
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	100,000	96,403
2.00%, 12/10/30 (a)	75,000	65,639
5.95%, 03/15/41 (a)	100,000	95,917
Keysight Technologies, Inc.
3.00%, 10/30/29 (a)	100,000	94,321
5.35%, 07/30/30 (a)	150,000	151,547
4.95%, 10/15/34 (a)	200,000	193,022
KLA Corp.
4.10%, 03/15/29 (a)	400,000	393,868
4.65%, 07/15/32 (a)	200,000	195,728
4.70%, 02/01/34 (a)	100,000	96,609
5.00%, 03/15/49 (a)	75,000	65,318
3.30%, 03/01/50 (a)	150,000	98,870
4.95%, 07/15/52 (a)	475,000	407,583
5.25%, 07/15/62 (a)	250,000	218,543
Kyndryl Holdings, Inc.
2.70%, 10/15/28 (a)	150,000	141,425
3.15%, 10/15/31 (a)	150,000	125,201
6.35%, 02/20/34 (a)	100,000	94,808
4.10%, 10/15/41 (a)	150,000	105,258
Lam Research Corp.
4.00%, 03/15/29 (a)	275,000	270,218
1.90%, 06/15/30 (a)	200,000	179,366
4.88%, 03/15/49 (a)	275,000	238,881
2.88%, 06/15/50 (a)	150,000	91,917
3.13%, 06/15/60 (a)	75,000	43,926
Leidos, Inc.
4.10%, 03/15/29 (a)	100,000	98,085
4.38%, 05/15/30 (a)	300,000	292,185
2.30%, 02/15/31 (a)	200,000	176,654
5.40%, 03/15/32 (a)	175,000	175,207
5.75%, 03/15/33 (a)	225,000	228,461
5.50%, 03/15/35 (a)	100,000	98,976
5.00%, 03/15/36 (a)	200,000	189,248
Marvell Technology, Inc.
2.45%, 04/15/28 (a)	200,000	193,118
4.88%, 06/22/28 (a)	100,000	100,191
5.75%, 02/15/29 (a)	100,000	101,869
4.75%, 07/15/30 (a)	225,000	221,679
2.95%, 04/15/31 (a)	250,000	226,700
5.95%, 09/15/33 (a)	100,000	102,646
5.45%, 07/15/35 (a)	100,000	98,381
5.30%, 04/15/36 (a)	300,000	289,395
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mastercard, Inc.
4.10%, 01/15/28 (a)	250,000	249,032
3.50%, 02/26/28 (a)	200,000	197,316
4.88%, 03/09/28 (a)	200,000	201,200
4.55%, 03/15/28 (a)	175,000	175,068
4.33%, 06/08/28 (a)	325,000	324,314
2.95%, 06/01/29 (a)	275,000	263,541
4.43%, 06/08/29 (a)	300,000	298,311
3.35%, 03/26/30 (a)	425,000	405,072
1.90%, 03/15/31 (a)	225,000	198,376
4.60%, 06/08/31 (a)	375,000	370,207
2.00%, 11/18/31 (a)	275,000	240,537
4.35%, 01/15/32 (a)	350,000	340,651
4.95%, 03/15/32 (a)	95,000	95,271
4.85%, 03/09/33 (a)	150,000	148,647
4.88%, 05/09/34 (a)	275,000	270,798
4.55%, 01/15/35 (a)	225,000	215,244
5.00%, 06/08/36 (a)	200,000	194,684
3.80%, 11/21/46 (a)	100,000	76,092
3.95%, 02/26/48 (a)	100,000	76,045
3.65%, 06/01/49 (a)	275,000	197,500
3.85%, 03/26/50 (a)	425,000	315,873
2.95%, 03/15/51 (a)	150,000	92,958
Microchip Technology, Inc.
4.90%, 03/15/28 (a)	325,000	325,660
5.05%, 03/15/29 (a)	325,000	325,998
5.05%, 02/15/30 (a)	175,000	174,225
Micron Technology, Inc.
2.70%, 04/15/32 (a)	350,000	308,847
3.37%, 11/01/41 (a)	100,000	74,926
3.48%, 11/01/51 (a)	200,000	134,014
Microsoft Corp.
1.35%, 09/15/30 (a)	100,000	88,240
3.50%, 02/12/35 (a)	425,000	383,184
4.20%, 11/03/35 (a)	150,000	141,522
3.45%, 08/08/36 (a)	500,000	436,000
4.10%, 02/06/37 (a)	250,000	228,937
5.20%, 06/01/39	150,000	149,676
4.50%, 10/01/40	100,000	90,683
5.30%, 02/08/41 (a)	200,000	198,424
3.50%, 11/15/42 (a)	125,000	96,760
3.75%, 02/12/45 (a)	100,000	76,815
4.45%, 11/03/45 (a)	275,000	232,394
3.70%, 08/08/46 (a)	474,000	354,505
4.25%, 02/06/47 (a)	275,000	223,196
4.50%, 06/15/47 (a)	100,000	83,826
2.53%, 06/01/50 (a)	1,650,000	930,583
2.50%, 09/15/50 (a)	425,000	238,280
2.92%, 03/17/52 (a)	1,700,000	1,023,621
4.00%, 02/12/55 (a)	150,000	110,501
3.95%, 08/08/56 (a)	75,000	54,137
4.50%, 02/06/57 (a)	150,000	120,423
2.68%, 06/01/60 (a)	1,029,000	535,625
3.04%, 03/17/62 (a)	595,000	336,229
Mobility Global, Inc.
5.05%, 06/15/29 (a)(e)	175,000	174,132
5.45%, 06/15/31 (a)(e)	175,000	174,447
6.05%, 06/15/36 (a)(e)	200,000	196,214
Moody's Corp.
3.25%, 01/15/28 (a)	100,000	98,304
4.25%, 02/01/29 (a)	75,000	74,228
2.00%, 08/19/31 (a)	200,000	174,514
4.25%, 08/08/32 (a)	100,000	95,760
5.00%, 08/05/34 (a)	100,000	98,042
2.75%, 08/19/41 (a)	200,000	137,400
5.25%, 07/15/44 (a)	250,000	228,030
4.88%, 12/17/48 (a)	100,000	84,722
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 05/20/50 (a)	100,000	63,842
3.75%, 02/25/52 (a)	125,000	86,916
3.10%, 11/29/61 (a)	100,000	56,885
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	150,000	149,853
5.00%, 04/15/29 (a)	50,000	50,219
4.60%, 05/23/29 (a)	325,000	322,751
4.85%, 08/15/30 (a)	110,000	109,085
2.30%, 11/15/30 (a)	300,000	268,182
2.75%, 05/24/31 (a)	300,000	269,817
5.60%, 06/01/32 (a)	200,000	203,152
5.20%, 08/15/32 (a)	90,000	89,636
5.40%, 04/15/34 (a)	200,000	198,122
5.55%, 08/15/35 (a)	270,000	268,966
5.65%, 08/17/36 (a)	150,000	149,486
5.50%, 09/01/44	50,000	46,305
MSCI, Inc.
5.25%, 09/01/35 (a)	375,000	359,734
5.15%, 03/15/36 (a)	90,000	85,419
NetApp, Inc.
2.70%, 06/22/30 (a)	250,000	228,863
5.50%, 03/17/32 (a)	225,000	226,244
5.70%, 03/17/35 (a)	100,000	100,153
Nokia OYJ
6.63%, 05/15/39	100,000	102,373
NVIDIA Corp.
1.55%, 06/15/28 (a)	300,000	285,066
4.25%, 06/15/28 (a)	925,000	920,199
4.35%, 06/15/29 (a)	925,000	916,148
2.85%, 04/01/30 (a)	425,000	397,481
4.50%, 06/15/31 (a)	1,200,000	1,172,784
4.75%, 06/15/33 (a)	925,000	896,575
4.95%, 06/15/36 (a)	1,000,000	951,900
3.50%, 04/01/40 (a)	200,000	158,042
5.55%, 06/15/46 (a)	1,000,000	920,920
3.50%, 04/01/50 (a)	575,000	386,952
5.63%, 06/15/56 (a)	1,000,000	899,650
3.70%, 04/01/60 (a)	75,000	49,527
NXP BV/NXP Funding LLC
5.55%, 12/01/28 (a)	100,000	101,285
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 08/19/28 (a)	100,000	98,998
4.30%, 06/18/29 (a)	350,000	344,284
3.40%, 05/01/30 (a)	200,000	188,666
2.50%, 05/11/31 (a)	275,000	243,906
2.65%, 02/15/32 (a)	200,000	174,666
4.85%, 08/19/32 (a)	60,000	58,182
5.00%, 01/15/33 (a)	325,000	317,648
5.25%, 08/19/35 (a)	150,000	145,680
3.25%, 05/11/41 (a)	375,000	272,392
3.13%, 02/15/42 (a)	100,000	71,144
3.25%, 11/30/51 (a)	100,000	62,878
Oracle Corp.
3.25%, 11/15/27 (a)	750,000	735,225
2.30%, 03/25/28 (a)	525,000	502,488
4.50%, 05/06/28 (a)	175,000	173,189
4.80%, 08/03/28 (a)	400,000	397,264
4.55%, 02/04/29 (a)	1,000,000	977,450
4.20%, 09/27/29 (a)	400,000	384,708
6.15%, 11/09/29 (a)	350,000	355,054
2.95%, 04/01/30 (a)	850,000	770,185
4.65%, 05/06/30 (a)	150,000	144,363
3.25%, 05/15/30 (a)	100,000	91,191
4.45%, 09/26/30 (a)	780,000	738,527
4.95%, 02/04/31 (a)	1,000,000	957,880
2.88%, 03/25/31 (a)	850,000	744,710
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 02/03/32 (a)	275,000	264,066
4.80%, 09/26/32 (a)	780,000	721,547
6.25%, 11/09/32 (a)	575,000	573,401
4.90%, 02/06/33 (a)	325,000	299,240
5.35%, 05/04/33 (a)	750,000	706,552
4.30%, 07/08/34 (a)	450,000	388,813
4.70%, 09/27/34 (a)	450,000	396,873
3.90%, 05/15/35 (a)	350,000	285,992
5.50%, 08/03/35 (a)	450,000	412,897
5.20%, 09/26/35 (a)	1,010,000	905,940
5.70%, 02/04/36 (a)	1,500,000	1,387,410
3.85%, 07/15/36 (a)	350,000	277,991
3.80%, 11/15/37 (a)	475,000	361,351
6.50%, 04/15/38	375,000	362,344
6.13%, 07/08/39	350,000	319,861
3.60%, 04/01/40 (a)	800,000	554,552
5.38%, 07/15/40	600,000	498,492
3.65%, 03/25/41 (a)	600,000	405,858
4.50%, 07/08/44 (a)	305,000	215,001
4.13%, 05/15/45 (a)	550,000	363,005
5.88%, 09/26/45 (a)	640,000	528,960
6.55%, 02/04/46 (a)	700,000	624,603
4.00%, 07/15/46 (a)	795,000	509,380
4.00%, 11/15/47 (a)	600,000	376,464
3.60%, 04/01/50 (a)	1,225,000	709,569
3.95%, 03/25/51 (a)	850,000	516,723
6.90%, 11/09/52 (a)	700,000	632,415
5.55%, 02/06/53 (a)	600,000	453,660
5.38%, 09/27/54 (a)	455,000	333,083
4.38%, 05/15/55 (a)	300,000	189,063
6.00%, 08/03/55 (a)	450,000	362,227
5.95%, 09/26/55 (a)	895,000	711,588
6.70%, 02/04/56 (a)	1,325,000	1,167,656
3.85%, 04/01/60 (a)	925,000	519,674
4.10%, 03/25/61 (a)	350,000	204,792
5.50%, 09/27/64 (a)	300,000	216,072
6.13%, 08/03/65 (a)	250,000	197,865
6.10%, 09/26/65 (a)	575,000	453,215
6.85%, 02/04/66 (a)	700,000	614,397
Paychex, Inc.
5.10%, 04/15/30 (a)	425,000	425,276
5.35%, 04/15/32 (a)	400,000	400,000
5.60%, 04/15/35 (a)(d)	325,000	322,803
PayPal Holdings, Inc.
4.45%, 03/06/28 (a)	100,000	99,685
4.55%, 06/01/28 (a)	175,000	174,542
2.85%, 10/01/29 (a)	450,000	424,093
2.30%, 06/01/30 (a)	200,000	182,590
4.95%, 06/01/31 (a)	225,000	221,843
4.40%, 06/01/32 (a)	275,000	263,879
5.15%, 06/01/34 (a)	225,000	219,528
5.10%, 04/01/35 (a)	100,000	96,403
5.55%, 06/01/36 (a)	125,000	122,315
3.25%, 06/01/50 (a)	350,000	225,488
5.05%, 06/01/52 (a)	325,000	273,039
5.50%, 06/01/54 (a)	75,000	67,119
5.25%, 06/01/62 (a)	125,000	106,885
Qorvo, Inc.
4.38%, 10/15/29 (a)	200,000	192,372
QUALCOMM, Inc.
1.30%, 05/20/28 (a)	242,000	229,341
2.15%, 05/20/30 (a)	300,000	272,502
4.50%, 05/20/30 (a)	100,000	99,104
1.65%, 05/20/32 (a)	358,000	299,231
4.25%, 05/20/32 (a)	100,000	96,705
4.75%, 05/20/32 (a)	100,000	98,633
5.40%, 05/20/33 (a)	150,000	152,555
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.65%, 05/20/35 (a)	275,000	262,658
5.00%, 05/20/35 (a)	200,000	194,322
4.80%, 05/20/45 (a)	425,000	362,920
4.30%, 05/20/47 (a)	400,000	313,060
3.25%, 05/20/50 (a)	175,000	111,951
4.50%, 05/20/52 (a)	275,000	215,724
6.00%, 05/20/53 (a)	325,000	317,320
RELX Capital, Inc.
4.00%, 03/18/29 (a)	300,000	294,354
4.75%, 03/27/30 (a)	150,000	148,920
3.00%, 05/22/30 (a)	175,000	163,385
4.75%, 05/20/32 (a)	100,000	98,037
5.25%, 03/27/35 (a)	225,000	221,220
Roper Technologies, Inc.
1.40%, 09/15/27 (a)	150,000	145,418
4.20%, 09/15/28 (a)	275,000	271,876
4.25%, 09/15/28 (a)	200,000	197,838
2.95%, 09/15/29 (a)	350,000	330,676
4.50%, 10/15/29 (a)	100,000	98,723
2.00%, 06/30/30 (a)	225,000	200,527
4.45%, 09/15/30 (a)	100,000	97,661
1.75%, 02/15/31 (a)	325,000	280,273
4.90%, 10/15/34 (a)	200,000	190,068
5.10%, 09/15/35 (a)	300,000	285,888
S&P Global, Inc.
4.75%, 08/01/28 (a)	150,000	150,438
2.95%, 03/01/29 (a)	125,000	119,844
4.25%, 05/01/29 (a)	375,000	370,140
2.50%, 12/01/29 (a)	100,000	93,068
1.25%, 08/15/30 (a)	300,000	260,742
4.25%, 01/15/31 (a)	250,000	242,370
2.90%, 03/01/32 (a)	450,000	404,221
5.25%, 09/15/33 (a)	300,000	301,686
4.80%, 12/04/35 (a)	100,000	95,335
3.25%, 12/01/49 (a)	100,000	65,857
3.70%, 03/01/52 (a)	200,000	141,634
2.30%, 08/15/60 (a)	175,000	81,337
3.90%, 03/01/62 (a)	100,000	68,642
Salesforce, Inc.
4.50%, 03/15/28 (a)	900,000	898,191
3.70%, 04/11/28 (a)	425,000	419,373
1.50%, 07/15/28 (a)	325,000	307,118
4.65%, 03/15/29 (a)	1,100,000	1,095,490
1.95%, 07/15/31 (a)	425,000	367,531
4.90%, 09/15/31 (a)	1,000,000	987,450
5.20%, 03/15/33 (a)	750,000	741,562
5.55%, 03/15/36 (a)	1,200,000	1,178,904
2.70%, 07/15/41 (a)	250,000	166,700
6.40%, 03/15/46 (a)	450,000	443,466
2.90%, 07/15/51 (a)	600,000	338,946
6.55%, 03/15/56 (a)	1,000,000	975,130
3.05%, 07/15/61 (a)	250,000	133,275
6.70%, 03/15/66 (a)	275,000	270,548
Seagate Data Storage Technology Pte. Ltd.
4.09%, 06/01/29 (a)	100,000	97,134
9.63%, 12/01/32 (a)	200,000	220,269
5.75%, 12/01/34 (a)	100,000	99,488
ServiceNow, Inc.
4.25%, 05/15/28 (a)	200,000	198,926
1.40%, 09/01/30 (a)	400,000	348,368
4.70%, 08/15/31 (a)	160,000	157,322
5.05%, 05/15/33 (a)	175,000	172,074
5.40%, 05/15/36 (a)	325,000	318,987
6.30%, 05/15/56 (a)	200,000	198,386
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Skyworks Solutions, Inc.
5.00%, 08/10/28 (a)	200,000	199,982
3.00%, 06/01/31 (a)	100,000	89,179
5.75%, 01/10/32 (a)	150,000	148,947
6.25%, 08/10/36 (a)	150,000	146,951
Sony Group Corp.
4.66%, 06/30/31 (a)	125,000	123,278
5.09%, 06/30/36 (a)	125,000	121,666
Synopsys, Inc.
4.65%, 04/01/28 (a)	275,000	274,667
4.85%, 04/01/30 (a)	550,000	546,815
5.00%, 04/01/32 (a)	375,000	370,440
5.15%, 04/01/35 (a)	600,000	582,822
5.70%, 04/01/55 (a)	550,000	509,580
TD SYNNEX Corp.
2.38%, 08/09/28 (a)	175,000	166,348
4.30%, 01/17/29 (a)	100,000	98,273
2.65%, 08/09/31 (a)	100,000	88,058
6.10%, 04/12/34 (a)	175,000	178,031
5.30%, 10/10/35 (a)	200,000	191,520
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	150,000	136,092
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	200,000	192,476
2.75%, 04/01/31 (a)	250,000	225,788
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	200,000	178,578
Texas Instruments, Inc.
2.90%, 11/03/27 (a)	175,000	172,141
4.60%, 02/15/28 (a)	150,000	150,096
4.60%, 02/08/29 (a)	125,000	124,991
2.25%, 09/04/29 (a)	300,000	279,477
1.75%, 05/04/30 (a)	200,000	179,308
4.50%, 05/23/30 (a)	100,000	98,864
1.90%, 09/15/31 (a)	100,000	86,644
3.65%, 08/16/32 (a)	100,000	93,443
4.90%, 03/14/33 (a)	200,000	198,554
4.85%, 02/08/34 (a)	225,000	221,135
5.10%, 05/23/35 (a)	200,000	196,516
3.88%, 03/15/39 (a)	150,000	126,849
4.15%, 05/15/48 (a)	400,000	312,956
2.70%, 09/15/51 (a)	100,000	57,767
4.10%, 08/16/52 (a)	75,000	56,386
5.00%, 03/14/53 (a)	250,000	216,728
5.15%, 02/08/54 (a)	150,000	133,557
5.05%, 05/18/63 (a)	425,000	358,487
TR Finance LLC
5.50%, 08/15/35 (a)	100,000	99,169
5.85%, 04/15/40 (a)	100,000	97,925
5.65%, 11/23/43 (a)	75,000	71,496
Trimble, Inc.
4.90%, 06/15/28 (a)	275,000	274,296
6.10%, 03/15/33 (a)	150,000	154,170
TSMC Arizona Corp.
4.13%, 04/22/29 (a)	400,000	395,128
2.50%, 10/25/31 (a)	250,000	222,890
4.25%, 04/22/32 (a)	200,000	193,644
3.13%, 10/25/41 (a)	250,000	193,593
3.25%, 10/25/51 (a)	400,000	280,552
4.50%, 04/22/52 (a)	200,000	173,824
VeriSign, Inc.
2.70%, 06/15/31 (a)	250,000	222,895
5.10%, 07/15/31 (a)	150,000	148,848
5.25%, 06/01/32 (a)	100,000	99,332
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	150,000	147,524
4.45%, 03/15/31 (a)	100,000	96,886
5.75%, 04/01/33 (a)	100,000	101,905
5.25%, 06/05/34 (a)	250,000	245,062
5.25%, 03/15/35 (a)	225,000	219,047
5.13%, 03/15/36 (a)	100,000	95,154
5.50%, 06/15/45 (a)	50,000	45,852
3.63%, 05/15/50 (a)	100,000	67,480
Visa, Inc.
2.75%, 09/15/27 (a)	400,000	393,804
3.80%, 02/12/29 (a)	375,000	368,921
2.05%, 04/15/30 (a)	300,000	273,747
4.10%, 02/12/31 (a)	150,000	146,760
1.10%, 02/15/31 (a)	200,000	171,786
4.40%, 02/12/33 (a)	100,000	97,050
4.15%, 12/14/35 (a)(d)	430,000	401,074
4.70%, 02/12/36 (a)	150,000	144,849
2.70%, 04/15/40 (a)	275,000	202,103
4.30%, 12/14/45 (a)	920,000	760,435
3.65%, 09/15/47 (a)	250,000	184,840
2.00%, 08/15/50 (a)	475,000	243,832
VMware LLC
1.80%, 08/15/28 (a)	200,000	189,312
4.70%, 05/15/30 (a)	300,000	295,686
2.20%, 08/15/31 (a)	350,000	303,422
Western Union Co.
4.75%, 06/15/29 (a)	100,000	98,563
2.75%, 03/15/31 (a)	75,000	67,583
6.20%, 11/17/36 (a)	100,000	101,106
Workday, Inc.
3.70%, 04/01/29 (a)	150,000	145,347
3.80%, 04/01/32 (a)	350,000	325,626
Xilinx, Inc.
2.38%, 06/01/30 (a)	200,000	182,330
		211,796,286
Transportation 0.5%
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29 (a)	105,243	103,711
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	104,893	103,026
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29 (a)	109,590	106,152
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 04/15/30 (a)	54,894	53,019
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33 (a)	77,674	72,814
American Airlines 2021-1 Class A Pass-Through Trust
2.88%, 01/11/36 (a)	117,826	103,945
American Airlines 2026-1 Class A Pass-Through Trust
5.25%, 05/10/40 (a)	250,000	243,430
American Airlines Pass-Through Trust
4.90%, 11/11/39 (a)	450,000	427,680
5.70%, 08/20/40	275,000	274,953
Burlington Northern Santa Fe LLC
6.20%, 08/15/36	50,000	53,235
6.15%, 05/01/37	200,000	212,570
5.75%, 05/01/40 (a)	150,000	151,868
5.05%, 03/01/41 (a)	100,000	94,336
5.40%, 06/01/41 (a)	100,000	97,694
4.95%, 09/15/41 (a)	100,000	92,664
4.40%, 03/15/42 (a)	250,000	215,302
4.38%, 09/01/42 (a)	150,000	128,042
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.45%, 03/15/43 (a)	200,000	171,506
5.15%, 09/01/43 (a)	250,000	232,635
4.90%, 04/01/44 (a)	325,000	291,314
4.55%, 09/01/44 (a)	215,000	182,980
4.15%, 04/01/45 (a)	300,000	240,834
4.70%, 09/01/45 (a)	225,000	193,900
3.90%, 08/01/46 (a)	275,000	209,206
4.13%, 06/15/47 (a)	250,000	195,715
4.05%, 06/15/48 (a)	200,000	153,846
4.15%, 12/15/48 (a)	200,000	155,598
3.55%, 02/15/50 (a)	150,000	104,310
3.05%, 02/15/51 (a)	100,000	62,625
3.30%, 09/15/51 (a)	300,000	196,119
2.88%, 06/15/52 (a)	150,000	89,172
4.45%, 01/15/53 (a)	300,000	239,283
5.20%, 04/15/54 (a)	425,000	378,853
5.50%, 03/15/55 (a)	275,000	255,951
5.55%, 03/15/56 (a)	250,000	234,297
5.80%, 03/15/56 (a)	170,000	165,187
Canadian National Railway Co.
6.90%, 07/15/28	150,000	156,162
4.35%, 05/12/29 (a)	75,000	74,168
4.20%, 03/12/31 (a)	50,000	48,475
3.85%, 08/05/32 (a)	275,000	258,846
5.85%, 11/01/33 (a)	100,000	105,027
6.25%, 08/01/34	200,000	213,804
4.38%, 09/18/34 (a)	150,000	142,379
4.75%, 11/12/35 (a)	70,000	67,309
4.95%, 05/12/36 (a)	125,000	121,786
6.20%, 06/01/36 (a)	75,000	79,778
6.38%, 11/15/37	50,000	53,732
3.20%, 08/02/46 (a)	150,000	103,785
3.65%, 02/03/48 (a)	150,000	108,453
4.45%, 01/20/49 (a)	150,000	122,613
2.45%, 05/01/50 (a)	200,000	112,400
4.40%, 08/05/52 (a)	250,000	200,810
6.13%, 11/01/53 (a)	100,000	103,357
Canadian Pacific Railway Co.
4.00%, 06/01/28 (a)	200,000	197,902
4.00%, 03/15/29 (a)	200,000	196,276
2.88%, 11/15/29 (a)	100,000	94,190
2.05%, 03/05/30 (a)	100,000	90,970
4.80%, 03/30/30 (a)	250,000	248,982
7.13%, 10/15/31 (a)	75,000	81,643
2.45%, 12/02/31 (a)	300,000	263,907
5.20%, 03/30/35 (a)	100,000	99,215
4.80%, 09/15/35 (a)	50,000	48,089
5.95%, 05/15/37	100,000	103,532
3.00%, 12/02/41 (a)	200,000	143,078
4.30%, 05/15/43 (a)	100,000	83,414
4.80%, 08/01/45 (a)	100,000	87,103
4.95%, 08/15/45 (a)	100,000	88,795
4.70%, 05/01/48 (a)	200,000	168,700
3.50%, 05/01/50 (a)	200,000	136,546
3.10%, 12/02/51 (a)	525,000	328,156
5.50%, 03/15/56 (a)	150,000	138,828
4.20%, 11/15/69 (a)	100,000	70,675
6.13%, 09/15/15 (a)	275,000	271,527
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	125,000	123,656
CSX Corp.
3.80%, 03/01/28 (a)	200,000	197,800
4.25%, 03/15/29 (a)	350,000	346,524
2.40%, 02/15/30 (a)	100,000	92,490
4.10%, 11/15/32 (a)	250,000	238,327
5.20%, 11/15/33 (a)	150,000	150,587
5.05%, 06/15/35 (a)	250,000	245,280
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.00%, 10/01/36	75,000	78,455
6.15%, 05/01/37	150,000	158,259
6.22%, 04/30/40	200,000	210,082
5.50%, 04/15/41 (a)	100,000	97,588
4.75%, 05/30/42 (a)	150,000	133,628
4.40%, 03/01/43 (a)	175,000	148,304
4.10%, 03/15/44 (a)	200,000	160,874
3.80%, 11/01/46 (a)	250,000	186,617
4.30%, 03/01/48 (a)	250,000	199,047
4.75%, 11/15/48 (a)	200,000	169,508
4.50%, 03/15/49 (a)	150,000	121,868
3.35%, 09/15/49 (a)	100,000	67,102
3.80%, 04/15/50 (a)	100,000	72,908
3.95%, 05/01/50 (a)	150,000	111,582
2.50%, 05/15/51 (a)	100,000	56,060
4.50%, 11/15/52 (a)	225,000	180,880
4.50%, 08/01/54 (a)	100,000	79,911
4.90%, 03/15/55 (a)	100,000	85,232
4.25%, 11/01/66 (a)	250,000	182,557
4.65%, 03/01/68 (a)	125,000	97,993
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29 (a)	128,247	124,187
Delta Air Lines, Inc.
4.38%, 04/19/28 (a)	75,000	74,491
4.95%, 07/10/28 (a)	180,000	180,311
3.75%, 10/28/29 (a)	75,000	72,151
5.25%, 07/10/30 (a)	480,000	480,821
Federal Express Corp. 2020-1 Class A Pass-Through Trusts
1.88%, 08/20/35 (a)	169,791	143,956
FedEx Corp.
3.40%, 02/15/28 (a)	100,000	98,191
3.10%, 08/05/29 (a)	200,000	190,400
4.25%, 05/15/30 (a)	375,000	366,032
4.90%, 01/15/34 (a)	75,000	73,124
5.10%, 01/15/44	118,000	106,115
4.75%, 11/15/45 (a)	100,000	86,336
4.55%, 04/01/46 (a)	100,000	84,096
4.05%, 02/15/48 (a)	75,000	58,881
5.25%, 05/15/50 (a)	225,000	200,518
Fedex Freight Holding Co., Inc.
4.30%, 03/15/29 (a)(e)	200,000	196,198
4.65%, 03/15/31 (a)(e)	300,000	291,780
4.95%, 03/15/33 (a)(e)	200,000	192,128
5.25%, 03/15/36 (a)(e)	300,000	284,424
GXO Logistics, Inc.
6.25%, 05/06/29 (a)	100,000	102,725
2.65%, 07/15/31 (a)	100,000	88,328
6.50%, 05/06/34 (a)	175,000	180,764
JB Hunt Transport Services, Inc.
4.90%, 03/15/30 (a)	150,000	149,331
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33 (a)	69,518	60,878
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 05/15/34 (a)	64,010	59,586
Kirby Corp.
4.20%, 03/01/28 (a)	100,000	99,092
Norfolk Southern Corp.
3.80%, 08/01/28 (a)	250,000	246,375
2.55%, 11/01/29 (a)	100,000	93,499
5.05%, 08/01/30 (a)	275,000	276,721
2.30%, 05/15/31 (a)	325,000	288,714
5.55%, 03/15/34 (a)	75,000	76,725
5.10%, 05/01/35 (a)	75,000	73,865
4.84%, 10/01/41	100,000	90,086
3.95%, 10/01/42 (a)	130,000	103,984
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.45%, 06/15/45 (a)	100,000	82,766
4.65%, 01/15/46 (a)	150,000	126,465
3.94%, 11/01/47 (a)	200,000	150,372
4.15%, 02/28/48 (a)	275,000	213,306
4.10%, 05/15/49 (a)	150,000	114,156
3.40%, 11/01/49 (a)	100,000	67,338
3.05%, 05/15/50 (a)	150,000	93,800
2.90%, 08/25/51 (a)	100,000	59,846
4.05%, 08/15/52 (a)	150,000	110,826
3.70%, 03/15/53 (a)	75,000	51,662
4.55%, 06/01/53 (a)	250,000	199,872
5.35%, 08/01/54 (a)	275,000	248,564
3.16%, 05/15/55 (a)	200,000	122,076
5.95%, 03/15/64 (a)	225,000	218,893
5.10%, 08/01/18 (a)	125,000	106,328
4.10%, 05/15/21 (a)	150,000	99,557
Ryder System, Inc.
5.65%, 03/01/28 (a)	200,000	202,656
5.25%, 06/01/28 (a)	300,000	302,454
6.30%, 12/01/28 (a)	100,000	103,108
5.38%, 03/15/29 (a)	100,000	101,283
5.50%, 06/01/29 (a)	75,000	76,193
4.95%, 09/01/29 (a)	75,000	75,165
4.90%, 12/01/29 (a)	75,000	75,062
5.00%, 03/15/30 (a)	75,000	75,057
4.85%, 06/15/30 (a)	75,000	74,598
4.30%, 12/01/30 (a)	75,000	72,978
5.00%, 09/15/31 (a)	100,000	99,196
6.60%, 12/01/33 (a)	175,000	187,302
Southwest Airlines Co.
3.45%, 11/16/27 (a)	75,000	73,886
4.38%, 11/15/28 (a)	150,000	148,224
2.63%, 02/10/30 (a)	375,000	344,617
5.25%, 11/15/35 (a)	150,000	141,653
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	100,000	88,509
5.15%, 02/15/33 (a)	200,000	192,702
Union Pacific Corp.
3.95%, 09/10/28 (a)	250,000	247,090
6.63%, 02/01/29	175,000	183,111
3.70%, 03/01/29 (a)	200,000	195,608
2.40%, 02/05/30 (a)	200,000	184,972
2.38%, 05/20/31 (a)	200,000	178,876
2.80%, 02/14/32 (a)	325,000	291,905
4.50%, 01/20/33 (a)	200,000	195,296
3.38%, 02/01/35 (a)	75,000	65,511
5.10%, 02/20/35 (a)	350,000	348,148
2.89%, 04/06/36 (a)	150,000	123,720
3.60%, 09/15/37 (a)	100,000	85,342
3.55%, 08/15/39 (a)	100,000	81,763
3.20%, 05/20/41 (a)	300,000	226,707
3.38%, 02/14/42 (a)	125,000	95,090
4.05%, 11/15/45 (a)	75,000	58,759
4.05%, 03/01/46 (a)	100,000	78,110
3.35%, 08/15/46 (a)	75,000	52,761
4.00%, 04/15/47 (a)	150,000	115,181
4.50%, 09/10/48 (a)	100,000	81,901
4.30%, 03/01/49 (a)	100,000	79,138
3.25%, 02/05/50 (a)	525,000	345,172
3.80%, 10/01/51 (a)	275,000	196,985
2.95%, 03/10/52 (a)	150,000	90,788
4.95%, 09/09/52 (a)	225,000	195,066
3.50%, 02/14/53 (a)	250,000	168,018
4.95%, 05/15/53 (a)	100,000	86,036
5.60%, 12/01/54 (a)	325,000	308,038
3.88%, 02/01/55 (a)	300,000	214,065
3.95%, 08/15/59 (a)	100,000	70,158
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.84%, 03/20/60 (a)	550,000	376,530
3.55%, 05/20/61 (a)	200,000	128,310
2.97%, 09/16/62 (a)	400,000	220,732
5.15%, 01/20/63 (a)	100,000	86,836
4.10%, 09/15/67 (a)	100,000	70,439
3.75%, 02/05/70 (a)	200,000	129,578
3.80%, 04/06/71 (a)	225,000	146,520
3.85%, 02/14/72 (a)	100,000	66,682
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30 (a)	78,766	76,914
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30 (a)	58,080	55,936
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31 (a)	93,135	89,464
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33 (a)	117,642	113,479
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33 (a)	70,584	64,003
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29 (a)	207,691	209,804
United Airlines 2023-1 Class A Pass-Through Trust
5.80%, 07/15/37 (a)	333,107	339,309
United Airlines Pass-Through Trust
5.45%, 08/15/38 (a)	297,040	297,355
5.88%, 08/15/38	68,548	68,584
United Parcel Service, Inc.
3.05%, 11/15/27 (a)	350,000	344,526
3.40%, 03/15/29 (a)	175,000	169,769
2.50%, 09/01/29 (a)	75,000	70,426
4.45%, 04/01/30 (a)	300,000	297,216
4.65%, 10/15/30 (a)	100,000	99,500
4.85%, 08/15/31 (a)	250,000	249,180
4.88%, 03/03/33 (a)	275,000	274,310
5.15%, 05/22/34 (a)	300,000	300,744
5.25%, 05/14/35 (a)(d)	350,000	350,577
6.20%, 01/15/38	420,000	444,016
5.20%, 04/01/40 (a)	100,000	96,268
4.88%, 11/15/40 (a)	100,000	92,051
3.63%, 10/01/42	75,000	57,956
3.40%, 11/15/46 (a)	100,000	70,102
3.75%, 11/15/47 (a)	225,000	164,099
4.25%, 03/15/49 (a)	275,000	214,728
3.40%, 09/01/49 (a)	100,000	67,383
5.30%, 04/01/50 (a)	375,000	341,025
5.05%, 03/03/53 (a)	325,000	281,476
5.50%, 05/22/54 (a)	225,000	208,152
5.95%, 05/14/55 (a)	350,000	344,228
5.60%, 05/22/64 (a)	175,000	161,326
6.05%, 05/14/65 (a)	275,000	269,932
		37,243,366
		1,148,779,097

Utility 2.4%
Electric 2.2%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	100,000	98,605
5.45%, 05/15/29 (a)	100,000	101,409
2.10%, 07/01/30 (a)	175,000	157,341
4.70%, 05/15/32 (a)	250,000	242,667
5.40%, 06/01/33 (a)	100,000	99,464
5.70%, 05/15/34 (a)	150,000	151,542
5.20%, 04/15/36 (a)	200,000	192,820
3.80%, 10/01/47 (a)	75,000	53,761
4.15%, 05/01/49 (a)	100,000	74,256
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.45%, 01/15/50 (a)	150,000	98,163
3.45%, 05/15/51 (a)	100,000	64,336
5.25%, 05/15/52 (a)	100,000	86,577
5.85%, 10/15/55 (a)	230,000	215,275
AEP Transmission Co. LLC
5.15%, 04/01/34 (a)	75,000	74,279
5.38%, 06/15/35 (a)	100,000	99,542
5.25%, 06/01/36 (a)	150,000	147,277
4.00%, 12/01/46 (a)	150,000	115,622
3.75%, 12/01/47 (a)	150,000	108,914
4.25%, 09/15/48 (a)	100,000	78,340
3.80%, 06/15/49 (a)	100,000	71,677
3.15%, 09/15/49 (a)	75,000	47,821
3.65%, 04/01/50 (a)	100,000	69,974
2.75%, 08/15/51 (a)	200,000	116,190
4.50%, 06/15/52 (a)	100,000	79,677
5.40%, 03/15/53 (a)	225,000	205,094
AES Corp.
5.45%, 06/01/28 (a)	200,000	201,584
5.20%, 07/15/29 (a)	150,000	150,111
2.45%, 01/15/31 (a)	200,000	176,676
5.80%, 03/15/32 (a)	150,000	150,487
5.75%, 07/15/33 (a)	100,000	98,889
Alabama Power Co.
3.75%, 09/01/27 (a)	175,000	173,929
1.45%, 09/15/30 (a)	150,000	131,229
4.30%, 03/15/31 (a)	90,000	87,503
3.05%, 03/15/32 (a)	150,000	135,698
3.94%, 09/01/32 (a)	150,000	141,429
5.85%, 11/15/33 (a)	75,000	77,519
5.10%, 04/02/35 (a)	100,000	98,402
6.13%, 05/15/38	50,000	52,324
6.00%, 03/01/39	100,000	102,400
3.85%, 12/01/42	75,000	58,842
4.15%, 08/15/44 (a)	100,000	79,992
3.75%, 03/01/45 (a)	250,000	187,285
4.30%, 01/02/46 (a)	175,000	140,905
3.70%, 12/01/47 (a)	100,000	72,117
4.30%, 07/15/48 (a)	150,000	118,415
3.45%, 10/01/49 (a)	250,000	169,612
3.13%, 07/15/51 (a)	100,000	62,587
3.00%, 03/15/52 (a)	150,000	91,391
Alliant Energy Corp.
5.75%, 04/01/56 (a)(b)	205,000	200,789
Ameren Corp.
1.75%, 03/15/28 (a)	175,000	167,312
5.00%, 01/15/29 (a)	200,000	200,824
3.50%, 01/15/31 (a)	200,000	187,732
5.38%, 03/15/35 (a)	150,000	148,266
5.00%, 05/15/36 (a)	100,000	95,470
Ameren Illinois Co.
3.80%, 05/15/28 (a)	75,000	74,052
1.55%, 11/15/30 (a)	75,000	65,449
3.85%, 09/01/32 (a)	100,000	93,548
4.95%, 06/01/33 (a)	100,000	98,414
5.50%, 09/15/36 (a)	100,000	100,351
4.15%, 03/15/46 (a)	150,000	118,680
3.70%, 12/01/47 (a)	100,000	72,301
4.50%, 03/15/49 (a)	100,000	81,584
3.25%, 03/15/50 (a)	75,000	49,400
2.90%, 06/15/51 (a)	100,000	60,632
5.90%, 12/01/52 (a)	200,000	196,222
5.55%, 07/01/54 (a)	200,000	185,888
5.63%, 03/01/55 (a)	125,000	117,285
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Electric Power Co., Inc.
5.75%, 11/01/27 (a)	50,000	50,591
3.20%, 11/13/27 (a)	150,000	147,541
4.30%, 12/01/28 (a)	100,000	98,968
5.20%, 01/15/29 (a)	350,000	353,052
2.30%, 03/01/30 (a)	100,000	91,275
5.95%, 11/01/32 (a)	100,000	103,435
5.63%, 03/01/33 (a)	225,000	229,300
3.25%, 03/01/50 (a)	75,000	47,987
6.95%, 12/15/54 (a)(b)	200,000	210,204
7.05%, 12/15/54 (a)(b)	75,000	77,579
5.80%, 03/15/56 (a)(b)	465,000	456,765
6.05%, 03/15/56 (a)(b)	435,000	423,494
Appalachian Power Co.
2.70%, 04/01/31 (a)	150,000	135,504
4.50%, 08/01/32 (a)	125,000	120,593
5.65%, 04/01/34 (a)	100,000	100,922
7.00%, 04/01/38 (a)	100,000	109,288
4.40%, 05/15/44 (a)	125,000	101,316
4.45%, 06/01/45 (a)	75,000	60,247
4.50%, 03/01/49 (a)	100,000	79,122
3.70%, 05/01/50 (a)	100,000	68,611
Arizona Public Service Co.
2.60%, 08/15/29 (a)	100,000	93,834
2.20%, 12/15/31 (a)	100,000	86,215
6.35%, 12/15/32 (a)	100,000	104,941
5.55%, 08/01/33 (a)	150,000	151,275
5.70%, 08/15/34 (a)	150,000	152,014
5.50%, 09/01/35 (a)	75,000	74,954
5.10%, 03/15/36 (a)	100,000	96,148
5.05%, 09/01/41 (a)	100,000	90,237
4.50%, 04/01/42 (a)	150,000	127,290
4.35%, 11/15/45 (a)	250,000	199,282
3.75%, 05/15/46 (a)	175,000	126,900
4.25%, 03/01/49 (a)	100,000	76,245
3.35%, 05/15/50 (a)	150,000	97,211
2.65%, 09/15/50 (a)	150,000	85,700
5.90%, 08/15/55 (a)	210,000	200,122
6.25%, 08/15/56 (a)	150,000	149,229
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	100,000	98,661
2.30%, 03/15/31 (a)	100,000	89,115
Avangrid, Inc.
3.80%, 06/01/29 (a)	200,000	194,126
Avista Corp.
4.35%, 06/01/48 (a)	100,000	79,385
4.00%, 04/01/52 (a)	75,000	54,579
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (a)	100,000	88,308
5.15%, 06/01/33 (a)	125,000	123,978
5.30%, 06/01/34 (a)	75,000	74,558
5.45%, 06/01/35 (a)	200,000	199,028
6.35%, 10/01/36 (a)	100,000	105,926
3.50%, 08/15/46 (a)	150,000	105,644
3.75%, 08/15/47 (a)	150,000	108,456
4.25%, 09/15/48 (a)	100,000	77,664
3.20%, 09/15/49 (a)	75,000	48,060
2.90%, 06/15/50 (a)	175,000	105,065
4.55%, 06/01/52 (a)	100,000	79,286
5.40%, 06/01/53 (a)	150,000	135,090
5.65%, 06/01/54 (a)	75,000	69,987
6.05%, 06/01/56 (a)	100,000	98,018
Basin Electric Power Cooperative
5.85%, 10/15/55 (a)	175,000	164,159
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	150,000	146,820
3.70%, 07/15/30 (a)	350,000	334,988
1.65%, 05/15/31 (a)	75,000	64,412
6.13%, 04/01/36	648,000	674,568
5.95%, 05/15/37	100,000	103,049
5.15%, 11/15/43 (a)	250,000	226,867
4.50%, 02/01/45 (a)	150,000	123,566
3.80%, 07/15/48 (a)	150,000	107,597
4.45%, 01/15/49 (a)	325,000	257,497
4.25%, 10/15/50 (a)	175,000	132,703
2.85%, 05/15/51 (a)	425,000	247,320
4.60%, 05/01/53 (a)	200,000	158,662
Black Hills Corp.
5.95%, 03/15/28 (a)	75,000	76,246
3.05%, 10/15/29 (a)	100,000	94,374
2.50%, 06/15/30 (a)	50,000	45,456
4.55%, 01/31/31 (a)	80,000	77,960
4.35%, 05/01/33 (a)	150,000	139,880
6.15%, 05/15/34 (a)	75,000	77,172
6.00%, 01/15/35 (a)	75,000	76,222
4.20%, 09/15/46 (a)	150,000	118,508
3.88%, 10/15/49 (a)	100,000	70,619
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28 (a)	100,000	101,065
4.80%, 03/15/30 (a)	75,000	74,749
2.35%, 04/01/31 (a)	100,000	89,393
3.00%, 03/01/32 (a)	200,000	180,662
4.45%, 10/01/32 (a)	150,000	144,405
6.95%, 03/15/33 (a)	200,000	218,710
4.95%, 04/01/33 (a)	100,000	98,185
5.15%, 03/01/34 (a)	100,000	98,986
5.05%, 03/01/35 (a)	100,000	97,500
4.95%, 08/15/35 (a)	100,000	96,568
4.85%, 04/01/36 (a)	250,000	238,647
3.55%, 08/01/42 (a)	525,000	402,890
4.50%, 04/01/44 (a)	97,000	81,988
3.95%, 03/01/48 (a)	75,000	56,988
4.25%, 02/01/49 (a)	75,000	59,162
2.90%, 07/01/50 (a)	50,000	30,668
3.35%, 04/01/51 (a)	150,000	99,383
3.60%, 03/01/52 (a)	100,000	69,225
4.85%, 10/01/52 (a)	75,000	63,815
5.30%, 04/01/53 (a)	75,000	68,291
CenterPoint Energy, Inc.
5.40%, 06/01/29 (a)	150,000	152,244
2.95%, 03/01/30 (a)	88,000	82,054
6.85%, 02/15/55 (a)(b)	75,000	77,670
7.00%, 02/15/55 (a)(b)	75,000	77,366
6.70%, 05/15/55 (a)(b)	250,000	254,480
5.95%, 04/01/56 (a)(b)	125,000	123,235
6.40%, 08/15/58 (a)(b)	200,000	200,984
Cleco Corporate Holdings LLC
4.97%, 05/01/46 (a)	75,000	61,876
Cleveland Electric Illuminating Co.
5.95%, 12/15/36	75,000	76,103
CMS Energy Corp.
4.88%, 03/01/44 (a)	100,000	85,281
4.75%, 06/01/50 (a)(b)	100,000	97,085
3.75%, 12/01/50 (a)(b)	175,000	161,628
6.50%, 06/01/55 (a)(b)	225,000	226,541
Commonwealth Edison Co.
3.70%, 08/15/28 (a)	125,000	122,960
2.20%, 03/01/30 (a)	100,000	91,430
4.55%, 06/01/31 (a)	160,000	156,966
3.15%, 03/15/32 (a)	100,000	90,947
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 02/01/33 (a)	125,000	123,335
5.30%, 06/01/34 (a)	100,000	100,032
5.90%, 03/15/36	150,000	154,644
6.45%, 01/15/38 (a)	150,000	160,108
3.80%, 10/01/42 (a)	100,000	78,285
4.60%, 08/15/43 (a)	100,000	85,599
4.70%, 01/15/44 (a)	100,000	86,141
3.70%, 03/01/45 (a)	100,000	74,262
4.35%, 11/15/45 (a)	100,000	80,887
3.65%, 06/15/46 (a)	100,000	72,463
3.75%, 08/15/47 (a)	150,000	109,007
4.00%, 03/01/48 (a)	150,000	112,719
4.00%, 03/01/49 (a)	75,000	56,156
3.20%, 11/15/49 (a)	100,000	64,637
3.00%, 03/01/50 (a)	150,000	92,835
3.13%, 03/15/51 (a)	100,000	62,804
2.75%, 09/01/51 (a)	375,000	216,394
3.85%, 03/15/52 (a)	75,000	53,387
5.30%, 02/01/53 (a)	225,000	200,569
5.65%, 06/01/54 (a)	100,000	93,697
5.95%, 06/01/55 (a)	200,000	194,616
5.85%, 06/01/56 (a)	225,000	216,965
Connecticut Light & Power Co.
4.65%, 01/01/29 (a)	75,000	74,829
4.95%, 01/15/30 (a)	100,000	100,230
2.05%, 07/01/31 (a)	100,000	87,307
4.90%, 07/01/33 (a)	75,000	73,764
4.95%, 08/15/34 (a)	75,000	72,902
4.30%, 04/15/44 (a)	75,000	61,445
4.15%, 06/01/45 (a)	175,000	139,493
4.00%, 04/01/48 (a)	150,000	114,131
5.25%, 01/15/53 (a)	150,000	134,558
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27 (a)	100,000	98,375
3.80%, 05/15/28 (a)	350,000	345,404
4.00%, 12/01/28 (a)	50,000	49,274
3.35%, 04/01/30 (a)	200,000	189,840
2.40%, 06/15/31 (a)	200,000	178,132
5.20%, 03/01/33 (a)	100,000	100,061
5.50%, 03/15/34 (a)	225,000	228,051
5.38%, 05/15/34 (a)	150,000	150,108
5.30%, 03/01/35 (a)	80,000	79,604
5.13%, 03/15/35 (a)	100,000	97,929
5.85%, 03/15/36 (a)	150,000	153,916
5.15%, 06/15/36 (a)	125,000	121,956
6.20%, 06/15/36 (a)	150,000	157,293
6.30%, 08/15/37 (a)	100,000	105,106
6.75%, 04/01/38 (a)	100,000	109,095
5.50%, 12/01/39	100,000	97,558
5.70%, 06/15/40	75,000	74,132
4.20%, 03/15/42	175,000	144,485
3.95%, 03/01/43 (a)	250,000	196,892
4.45%, 03/15/44 (a)	230,000	190,817
4.50%, 12/01/45 (a)	150,000	123,275
3.85%, 06/15/46 (a)	100,000	74,080
3.88%, 06/15/47 (a)	150,000	110,679
4.65%, 12/01/48 (a)	100,000	81,959
4.13%, 05/15/49 (a)	225,000	169,555
3.95%, 04/01/50 (a)	275,000	203,076
3.20%, 12/01/51 (a)	125,000	78,328
6.15%, 11/15/52 (a)	150,000	150,054
5.90%, 11/15/53 (a)	275,000	264,418
5.70%, 05/15/54 (a)	300,000	281,619
4.63%, 12/01/54 (a)	250,000	198,142
5.50%, 03/15/55 (a)	125,000	113,464
5.75%, 11/15/55 (a)	220,000	207,134
5.88%, 06/15/56 (a)	225,000	214,807
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.30%, 12/01/56 (a)	150,000	112,125
4.00%, 11/15/57 (a)	100,000	70,679
4.50%, 05/15/58 (a)	225,000	172,602
3.70%, 11/15/59 (a)	100,000	65,434
3.00%, 12/01/60 (a)	100,000	55,803
3.60%, 06/15/61 (a)	200,000	128,922
Constellation Energy Generation LLC
3.90%, 01/08/28 (a)	150,000	148,519
5.60%, 03/01/28 (a)	150,000	151,906
4.63%, 02/01/29 (a)	150,000	148,428
4.55%, 06/01/29 (a)	200,000	198,276
4.40%, 01/15/31 (a)	125,000	121,548
5.00%, 02/01/31 (a)	200,000	198,194
3.75%, 03/01/31 (a)	200,000	188,638
4.80%, 01/15/32 (a)	150,000	146,895
5.80%, 03/01/33 (a)	150,000	153,661
6.13%, 01/15/34 (a)	100,000	104,059
5.30%, 06/01/36 (a)	225,000	218,248
6.25%, 10/01/39 (a)	262,000	267,856
5.75%, 10/01/41 (a)	100,000	98,037
5.60%, 06/15/42 (a)	250,000	238,767
6.50%, 10/01/53 (a)	175,000	180,075
5.75%, 03/15/54 (a)	500,000	470,380
5.88%, 01/15/66 (a)	200,000	186,654
Consumers Energy Co.
4.65%, 03/01/28 (a)	200,000	200,306
3.80%, 11/15/28 (a)	100,000	98,274
4.90%, 02/15/29 (a)	100,000	100,446
4.60%, 05/30/29 (a)	100,000	99,697
4.70%, 01/15/30 (a)	200,000	199,034
4.50%, 01/15/31 (a)	350,000	343,518
3.60%, 08/15/32 (a)	100,000	92,777
4.63%, 05/15/33 (a)	125,000	121,001
5.05%, 05/15/35 (a)	350,000	342,622
5.13%, 05/01/36 (a)	225,000	219,901
3.95%, 05/15/43 (a)	130,000	104,016
3.25%, 08/15/46 (a)	150,000	103,722
3.95%, 07/15/47 (a)	50,000	37,978
4.05%, 05/15/48 (a)	100,000	76,561
4.35%, 04/15/49 (a)	100,000	79,751
3.75%, 02/15/50 (a)	50,000	35,785
3.10%, 08/15/50 (a)	100,000	63,826
3.50%, 08/01/51 (a)	200,000	136,378
2.65%, 08/15/52 (a)	100,000	57,275
4.20%, 09/01/52 (a)	100,000	76,053
6.10%, 08/15/56 (a)	125,000	125,346
2.50%, 05/01/60 (a)	100,000	53,391
Cumberland Combined Cycle Generation LLC
5.82%, 05/15/56 (a)	475,000	468,450
Dayton Power & Light Co.
4.55%, 08/15/30 (a)	110,000	107,664
3.95%, 06/15/49 (a)	100,000	72,618
Delmarva Power & Light Co.
4.15%, 05/15/45 (a)	125,000	98,945
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	75,000	65,567
6.63%, 02/01/32 (a)	75,000	80,408
5.30%, 05/15/33	50,000	50,202
5.30%, 01/15/35 (a)	100,000	99,411
6.05%, 01/15/38	250,000	257,942
5.45%, 02/01/41 (a)	100,000	96,468
4.60%, 06/15/43 (a)	75,000	64,351
6.25%, 10/15/53 (a)	100,000	102,195
5.10%, 06/01/65 (a)	100,000	84,844
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dominion Energy, Inc.
4.60%, 05/15/28 (a)	400,000	399,208
4.25%, 06/01/28 (a)	150,000	148,780
3.38%, 04/01/30 (a)	425,000	402,445
5.00%, 06/15/30 (a)	150,000	149,865
2.25%, 08/15/31 (a)	350,000	305,945
4.35%, 08/15/32 (a)	75,000	71,407
5.38%, 11/15/32 (a)	225,000	225,677
6.30%, 03/15/33	75,000	78,792
5.25%, 08/01/33	230,000	227,366
5.45%, 03/15/35 (a)	150,000	148,087
5.95%, 06/15/35 (a)	100,000	102,207
5.35%, 06/15/36 (a)	225,000	218,662
7.00%, 06/15/38	100,000	109,248
3.30%, 04/15/41 (a)	100,000	73,429
4.90%, 08/01/41 (a)	100,000	88,408
4.05%, 09/15/42 (a)	100,000	78,748
4.70%, 12/01/44 (a)	50,000	41,841
4.60%, 03/15/49 (a)	100,000	79,602
4.85%, 08/15/52 (a)	100,000	81,978
7.00%, 06/01/54 (a)(b)	275,000	286,022
6.88%, 02/01/55 (a)(b)	300,000	306,627
6.63%, 05/15/55 (a)(b)	350,000	351,918
6.00%, 02/15/56 (a)(b)	400,000	396,844
6.20%, 02/15/56 (a)(b)	400,000	392,584
6.15%, 12/15/56 (a)(b)	275,000	271,848
6.25%, 12/15/56 (a)(b)	125,000	123,336
DTE Electric Co.
1.90%, 04/01/28 (a)	100,000	96,032
2.25%, 03/01/30 (a)	150,000	137,483
2.63%, 03/01/31 (a)	100,000	90,688
3.00%, 03/01/32 (a)	75,000	68,088
5.20%, 04/01/33 (a)	150,000	150,355
5.20%, 03/01/34 (a)	150,000	149,707
5.25%, 05/15/35 (a)	100,000	98,922
4.85%, 03/01/36 (a)	350,000	333,648
4.00%, 04/01/43 (a)	125,000	100,049
4.30%, 07/01/44 (a)	75,000	61,444
3.70%, 03/15/45 (a)	250,000	186,705
3.75%, 08/15/47 (a)	150,000	110,048
4.05%, 05/15/48 (a)	100,000	76,532
3.95%, 03/01/49 (a)	150,000	111,801
2.95%, 03/01/50 (a)	100,000	62,492
3.25%, 04/01/51 (a)	150,000	97,605
3.65%, 03/01/52 (a)	75,000	52,082
5.40%, 04/01/53 (a)	150,000	138,023
5.85%, 05/15/55 (a)	200,000	193,624
5.55%, 03/01/56 (a)	225,000	208,811
DTE Energy Co.
4.88%, 06/01/28 (a)	325,000	325,634
5.10%, 03/01/29 (a)	300,000	301,833
3.40%, 06/15/29 (a)	100,000	96,059
2.95%, 03/01/30 (a)	100,000	93,519
5.20%, 04/01/30 (a)	200,000	201,082
5.85%, 06/01/34 (a)	325,000	332,494
5.05%, 10/01/35 (a)	100,000	96,106
6.20%, 07/01/58 (a)(b)	275,000	274,114
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	150,000	147,766
6.00%, 12/01/28 (a)	100,000	102,654
2.45%, 08/15/29 (a)	150,000	140,510
2.45%, 02/01/30 (a)	100,000	92,462
4.85%, 03/15/30 (a)	100,000	100,112
2.55%, 04/15/31 (a)	325,000	292,653
4.65%, 06/15/31 (a)	100,000	98,626
2.85%, 03/15/32 (a)	200,000	178,480
6.45%, 10/15/32 (a)	130,000	138,115
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 01/15/33 (a)	500,000	495,025
4.85%, 01/15/34 (a)	100,000	97,420
5.25%, 03/15/35 (a)	225,000	222,784
5.15%, 06/15/36 (a)	275,000	268,172
6.10%, 06/01/37	100,000	103,677
6.00%, 01/15/38	100,000	103,064
6.05%, 04/15/38 (a)	150,000	155,746
5.30%, 02/15/40 (a)	150,000	144,248
4.25%, 12/15/41 (a)	155,000	129,885
4.00%, 09/30/42 (a)	300,000	240,930
3.75%, 06/01/45 (a)	150,000	111,851
3.88%, 03/15/46 (a)	100,000	75,332
3.70%, 12/01/47 (a)	75,000	53,975
3.95%, 03/15/48 (a)	100,000	74,512
3.20%, 08/15/49 (a)	150,000	97,304
3.45%, 04/15/51 (a)	50,000	33,462
3.55%, 03/15/52 (a)	100,000	67,947
5.35%, 01/15/53 (a)	300,000	270,687
5.40%, 01/15/54 (a)	300,000	273,195
5.75%, 06/15/56 (a)	275,000	261,899
Duke Energy Corp.
5.00%, 12/08/27 (a)	100,000	100,429
4.30%, 03/15/28 (a)	175,000	174,083
4.85%, 01/05/29 (a)	175,000	175,164
3.40%, 06/15/29 (a)	150,000	144,350
2.45%, 06/01/30 (a)	250,000	228,090
2.55%, 06/15/31 (a)	200,000	178,592
4.50%, 08/15/32 (a)	300,000	289,155
5.75%, 09/15/33 (a)	100,000	102,119
5.45%, 06/15/34 (a)	250,000	250,015
4.95%, 09/15/35 (a)	355,000	339,373
3.30%, 06/15/41 (a)	250,000	184,150
4.80%, 12/15/45 (a)	100,000	84,835
3.75%, 09/01/46 (a)	450,000	322,645
3.95%, 08/15/47 (a)	100,000	73,108
4.20%, 06/15/49 (a)	100,000	74,745
3.50%, 06/15/51 (a)	200,000	130,088
5.00%, 08/15/52 (a)	325,000	270,140
6.10%, 09/15/53 (a)	225,000	219,321
5.80%, 06/15/54 (a)	225,000	209,155
6.45%, 09/01/54 (a)(b)	300,000	306,216
5.70%, 09/15/55 (a)	130,000	119,350
Duke Energy Florida LLC
3.80%, 07/15/28 (a)	150,000	148,005
2.50%, 12/01/29 (a)	300,000	279,105
1.75%, 06/15/30 (a)	150,000	133,875
4.20%, 12/01/30 (a)	75,000	73,001
2.40%, 12/15/31 (a)	100,000	88,028
5.88%, 11/15/33 (a)	100,000	103,560
4.85%, 12/01/35 (a)	100,000	95,704
6.35%, 09/15/37 (a)	150,000	158,808
6.40%, 06/15/38	275,000	291,712
5.65%, 04/01/40	50,000	49,672
3.85%, 11/15/42 (a)	75,000	58,920
3.40%, 10/01/46 (a)	250,000	174,422
4.20%, 07/15/48 (a)	150,000	115,791
3.00%, 12/15/51 (a)	100,000	61,013
5.95%, 11/15/52 (a)	200,000	195,512
6.20%, 11/15/53 (a)	250,000	254,035
Duke Energy Indiana LLC
5.25%, 03/01/34 (a)	50,000	49,764
6.12%, 10/15/35	100,000	104,109
4.95%, 03/15/36 (a)	125,000	119,989
6.35%, 08/15/38	100,000	106,316
6.45%, 04/01/39	75,000	80,025
4.90%, 07/15/43 (a)	100,000	89,046
3.75%, 05/15/46 (a)	250,000	184,465
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 10/01/49 (a)	150,000	97,583
2.75%, 04/01/50 (a)	100,000	58,571
5.40%, 04/01/53 (a)	100,000	90,214
5.90%, 05/15/55 (a)	100,000	97,204
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	75,000	73,178
2.13%, 06/01/30 (a)	150,000	135,591
5.25%, 04/01/33 (a)	100,000	99,955
5.30%, 06/15/35 (a)	60,000	59,224
3.70%, 06/15/46 (a)	200,000	145,716
4.30%, 02/01/49 (a)	100,000	77,519
5.65%, 04/01/53 (a)	100,000	93,540
5.55%, 03/15/54 (a)	75,000	69,101
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	100,000	98,268
3.45%, 03/15/29 (a)	150,000	145,554
2.00%, 08/15/31 (a)	150,000	131,043
3.40%, 04/01/32 (a)	75,000	69,030
5.25%, 03/15/33 (a)	100,000	100,408
5.10%, 03/15/34 (a)	75,000	74,704
5.05%, 03/15/35 (a)	225,000	219,733
6.30%, 04/01/38 (a)	75,000	79,153
4.10%, 05/15/42 (a)	100,000	81,455
4.10%, 03/15/43 (a)	150,000	120,770
4.38%, 03/30/44 (a)	75,000	61,782
4.15%, 12/01/44 (a)	78,000	61,954
4.20%, 08/15/45 (a)	250,000	198,722
3.70%, 10/15/46 (a)	100,000	72,804
3.60%, 09/15/47 (a)	225,000	159,246
2.50%, 08/15/50 (a)	150,000	83,013
2.90%, 08/15/51 (a)	175,000	104,384
4.00%, 04/01/52 (a)	75,000	54,752
5.35%, 03/15/53 (a)	150,000	134,931
5.55%, 03/15/55 (a)	225,000	208,222
Edison International
4.13%, 03/15/28 (a)	100,000	98,208
5.00%, 05/05/28 (a)	125,000	124,776
5.25%, 11/15/28 (a)	175,000	174,151
5.45%, 06/15/29 (a)	75,000	75,121
6.95%, 11/15/29 (a)	200,000	206,784
6.25%, 03/15/30 (a)	100,000	101,243
4.80%, 03/15/31 (a)	175,000	167,583
5.25%, 03/15/32 (a)	150,000	145,152
El Paso Electric Co.
6.00%, 05/15/35 (a)	44,000	44,415
5.00%, 12/01/44 (a)	100,000	85,158
Emera U.S. Finance LLC
4.50%, 04/01/29 (a)	100,000	98,828
5.20%, 04/01/33 (a)	75,000	73,655
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	275,000	244,876
4.75%, 06/15/46 (a)	250,000	206,492
Enel Chile SA
4.88%, 06/12/28 (a)	375,000	375,382
Entergy Arkansas LLC
4.00%, 06/01/28 (a)	75,000	74,235
5.15%, 01/15/33 (a)	200,000	199,272
5.30%, 09/15/33 (a)	75,000	75,148
5.45%, 06/01/34 (a)	275,000	277,156
4.95%, 01/15/36 (a)	75,000	71,893
4.20%, 04/01/49 (a)	150,000	114,996
2.65%, 06/15/51 (a)	100,000	56,276
3.35%, 06/15/52 (a)	100,000	64,482
5.75%, 06/01/54 (a)	75,000	70,989
5.75%, 01/15/56 (a)	125,000	118,123
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Entergy Corp.
1.90%, 06/15/28 (a)	150,000	142,710
2.80%, 06/15/30 (a)	200,000	184,636
2.40%, 06/15/31 (a)	150,000	132,510
3.75%, 06/15/50 (a)	225,000	156,906
7.13%, 12/01/54 (a)(b)	700,000	720,755
5.88%, 06/15/56 (a)(b)	110,000	108,298
6.10%, 06/15/56 (a)(b)	130,000	127,381
6.50%, 12/15/56 (a)(b)	200,000	199,736
6.50%, 12/15/58 (a)(b)	200,000	199,178
Entergy Louisiana LLC
3.12%, 09/01/27 (a)	75,000	74,244
3.25%, 04/01/28 (a)	100,000	97,982
1.60%, 12/15/30 (a)	75,000	65,386
3.05%, 06/01/31 (a)	200,000	183,656
2.35%, 06/15/32 (a)	100,000	86,189
4.00%, 03/15/33 (a)	175,000	162,981
5.35%, 03/15/34 (a)	100,000	100,266
5.15%, 09/15/34 (a)	225,000	221,782
4.90%, 04/15/36 (a)	150,000	142,659
5.50%, 09/15/36 (a)	125,000	123,854
3.10%, 06/15/41 (a)	100,000	73,313
4.95%, 01/15/45 (a)	75,000	65,639
4.20%, 09/01/48 (a)	300,000	230,013
4.20%, 04/01/50 (a)	150,000	113,819
2.90%, 03/15/51 (a)	150,000	89,196
4.75%, 09/15/52 (a)	100,000	82,644
5.70%, 03/15/54 (a)	200,000	187,622
5.80%, 03/15/55 (a)	225,000	213,226
5.65%, 04/15/56 (a)	200,000	186,026
6.20%, 09/15/56 (a)	125,000	124,994
Entergy Mississippi LLC
2.85%, 06/01/28 (a)	175,000	169,804
5.00%, 09/01/33 (a)	50,000	49,059
5.05%, 04/15/36 (a)	200,000	191,738
3.85%, 06/01/49 (a)	100,000	72,169
3.50%, 06/01/51 (a)	75,000	50,057
5.85%, 06/01/54 (a)	75,000	71,387
5.80%, 04/15/55 (a)	200,000	189,742
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	75,000	73,652
1.75%, 03/15/31 (a)	150,000	130,314
5.25%, 04/15/35 (a)	100,000	98,313
5.20%, 06/15/36 (a)	100,000	97,122
4.50%, 03/30/39 (a)	100,000	88,511
3.55%, 09/30/49 (a)	100,000	68,492
5.00%, 09/15/52 (a)	75,000	63,519
5.80%, 09/01/53 (a)	150,000	143,034
5.55%, 09/15/54 (a)	100,000	91,605
Evergy Kansas Central, Inc.
5.90%, 11/15/33 (a)	150,000	155,235
5.25%, 03/15/35 (a)	100,000	98,229
5.30%, 07/01/36 (a)	100,000	98,097
4.13%, 03/01/42 (a)	100,000	82,600
4.10%, 04/01/43 (a)	75,000	60,740
4.25%, 12/01/45 (a)	100,000	79,731
3.25%, 09/01/49 (a)	100,000	65,504
3.45%, 04/15/50 (a)	150,000	101,525
5.70%, 03/15/53 (a)	100,000	95,328
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	75,000	68,251
4.95%, 04/15/33 (a)	50,000	49,012
5.40%, 04/01/34 (a)	75,000	75,107
5.13%, 08/15/35 (a)	120,000	116,519
5.30%, 10/01/41 (a)	100,000	94,153
4.20%, 03/15/48 (a)	100,000	77,703
4.13%, 04/01/49 (a)	200,000	155,606
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Evergy, Inc.
4.25%, 03/15/29 (a)	100,000	98,554
2.90%, 09/15/29 (a)	250,000	235,670
6.65%, 06/01/55 (a)(b)	100,000	101,024
6.40%, 02/15/57 (a)(b)	150,000	150,943
Eversource Energy
3.30%, 01/15/28 (a)	100,000	98,090
5.45%, 03/01/28 (a)	700,000	706,664
5.95%, 02/01/29 (a)	100,000	102,386
4.25%, 04/01/29 (a)	150,000	147,826
1.65%, 08/15/30 (a)	200,000	175,686
4.45%, 12/15/30 (a)	100,000	97,373
2.55%, 03/15/31 (a)	100,000	89,523
5.85%, 04/15/31 (a)	150,000	153,871
3.38%, 03/01/32 (a)	150,000	136,520
5.13%, 05/15/33 (a)	150,000	147,366
5.50%, 01/01/34 (a)	275,000	274,805
5.95%, 07/15/34 (a)	300,000	308,016
3.45%, 01/15/50 (a)	150,000	99,465
6.10%, 08/15/56 (a)(b)	150,000	148,461
6.35%, 08/15/56 (a)(b)	200,000	199,560
Exelon Corp.
5.15%, 03/15/28 (a)	200,000	201,272
5.15%, 03/15/29 (a)	125,000	125,956
4.05%, 04/15/30 (a)	700,000	677,901
5.13%, 03/15/31 (a)	100,000	100,189
3.35%, 03/15/32 (a)	100,000	91,284
5.30%, 03/15/33 (a)	150,000	149,595
5.45%, 03/15/34 (a)	125,000	124,845
4.95%, 06/15/35 (a)(e)	80,000	76,089
5.63%, 06/15/35	275,000	275,085
4.95%, 03/15/36 (a)	150,000	142,110
5.10%, 06/15/45 (a)	275,000	240,812
4.45%, 04/15/46 (a)	250,000	199,387
4.70%, 04/15/50 (a)	175,000	140,431
4.10%, 03/15/52 (a)	150,000	109,107
5.60%, 03/15/53 (a)	325,000	295,532
5.88%, 03/15/55 (a)	75,000	70,840
6.50%, 03/15/55 (a)(b)	250,000	252,042
FirstEnergy Corp.
2.65%, 03/01/30 (a)	225,000	207,430
2.25%, 09/01/30 (a)	75,000	67,014
4.85%, 07/15/47 (a)(f)	125,000	103,748
3.40%, 03/01/50 (a)	275,000	178,907
FirstEnergy Pennsylvania Electric Co.
4.15%, 03/15/28 (a)(e)	150,000	148,941
4.55%, 03/15/31 (a)(e)	200,000	195,798
FirstEnergy Transmission LLC
4.55%, 01/15/30 (a)	100,000	98,623
4.75%, 01/15/33 (a)	130,000	125,745
5.00%, 01/15/35 (a)	100,000	96,485
Florida Power & Light Co.
5.05%, 04/01/28 (a)	425,000	428,413
4.40%, 05/15/28 (a)	175,000	174,583
5.15%, 06/15/29 (a)	150,000	151,821
4.63%, 05/15/30 (a)	100,000	99,450
2.45%, 02/03/32 (a)	400,000	352,320
5.10%, 04/01/33 (a)	150,000	149,343
4.80%, 05/15/33 (a)	150,000	146,937
5.63%, 04/01/34	175,000	178,293
5.30%, 06/15/34 (a)	325,000	325,341
5.00%, 08/01/34 (a)	100,000	98,128
4.95%, 06/01/35	75,000	72,839
4.70%, 02/15/36 (a)	200,000	189,156
5.13%, 06/01/36 (a)	100,000	97,750
5.65%, 02/01/37	100,000	101,772
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.95%, 02/01/38	200,000	205,870
5.96%, 04/01/39	100,000	102,398
5.69%, 03/01/40 (a)	175,000	174,361
5.25%, 02/01/41 (a)	75,000	71,111
4.13%, 02/01/42 (a)	100,000	82,713
4.05%, 06/01/42 (a)	100,000	81,653
3.80%, 12/15/42 (a)	100,000	78,268
4.05%, 10/01/44 (a)	150,000	117,911
3.70%, 12/01/47 (a)	275,000	198,786
3.95%, 03/01/48 (a)	200,000	150,382
4.13%, 06/01/48 (a)	150,000	114,992
3.99%, 03/01/49 (a)	100,000	74,825
3.15%, 10/01/49 (a)	275,000	177,136
2.88%, 12/04/51 (a)	375,000	223,459
5.30%, 04/01/53 (a)	350,000	313,449
5.60%, 06/15/54 (a)	250,000	234,252
5.70%, 03/15/55 (a)	275,000	261,178
5.75%, 06/01/56 (a)	100,000	95,671
5.80%, 03/15/65 (a)	150,000	141,338
5.60%, 02/15/66 (a)	300,000	273,495
5.90%, 06/01/66 (a)	250,000	238,687
Georgia Power Co.
4.65%, 05/16/28 (a)	200,000	200,216
4.00%, 10/01/28 (a)	280,000	276,763
4.60%, 06/15/29 (a)	150,000	149,530
2.65%, 09/15/29 (a)	150,000	140,946
4.55%, 03/15/30 (a)	100,000	98,961
4.85%, 03/15/31 (a)	250,000	248,462
4.70%, 05/15/32 (a)	250,000	245,610
4.95%, 05/17/33 (a)	200,000	197,488
5.25%, 03/15/34 (a)	300,000	298,923
5.20%, 03/15/35 (a)	150,000	148,330
4.75%, 09/01/40	75,000	67,907
4.30%, 03/15/42 (a)	450,000	378,094
4.30%, 03/15/43 (a)	100,000	82,892
3.70%, 01/30/50 (a)	100,000	70,671
3.25%, 03/15/51 (a)	250,000	160,380
5.13%, 05/15/52 (a)	250,000	220,475
5.50%, 10/01/55 (a)	90,000	82,844
Hydro One, Inc.
4.75%, 05/30/31 (a)	250,000	246,945
Iberdrola International BV
6.75%, 07/15/36	100,000	108,945
Idaho Power Co.
4.85%, 03/01/36 (a)	75,000	71,414
4.20%, 03/01/48 (a)	150,000	116,933
5.50%, 03/15/53 (a)	100,000	92,852
5.80%, 04/01/54 (a)	75,000	72,195
5.70%, 03/15/55 (a)	150,000	141,486
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	350,000	345,576
6.05%, 03/15/37	75,000	77,720
4.55%, 03/15/46 (a)	100,000	82,973
3.75%, 07/01/47 (a)	100,000	72,543
4.25%, 08/15/48 (a)	100,000	77,726
3.25%, 05/01/51 (a)	75,000	47,693
5.63%, 04/01/53 (a)	100,000	93,529
5.60%, 03/15/56 (a)	175,000	162,326
Interstate Power & Light Co.
4.10%, 09/26/28 (a)	100,000	98,704
3.60%, 04/01/29 (a)	100,000	97,021
2.30%, 06/01/30 (a)	100,000	90,818
5.10%, 09/30/31 (a)	125,000	124,615
5.70%, 10/15/33 (a)	75,000	76,291
4.95%, 09/30/34 (a)	100,000	96,213
5.60%, 06/29/35 (a)	100,000	100,498
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.25%, 07/15/39 (a)	50,000	51,573
3.70%, 09/15/46 (a)	125,000	90,618
3.50%, 09/30/49 (a)	100,000	68,586
3.10%, 11/30/51 (a)	25,000	15,428
5.45%, 09/30/54 (a)	125,000	112,696
5.60%, 10/01/55 (a)	50,000	46,163
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	200,000	193,714
5.75%, 04/01/34 (a)	100,000	97,966
ITC Holdings Corp.
5.30%, 07/01/43 (a)	100,000	91,209
Jersey Central Power & Light Co.
4.15%, 01/15/29 (a)	60,000	59,237
4.60%, 01/15/30 (a)	100,000	98,759
4.40%, 01/15/31 (a)	140,000	136,146
5.10%, 01/15/35 (a)	300,000	293,502
5.15%, 01/15/36 (a)	90,000	87,468
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42 (a)	111,774	105,452
Johnsonville Aeroderivative Combustion Turbine Generation LLC
5.08%, 10/01/54	122,658	111,764
Kentucky Utilities Co.
5.45%, 04/15/33 (a)	175,000	176,442
5.13%, 11/01/40 (a)	250,000	232,702
4.38%, 10/01/45 (a)	150,000	121,848
3.30%, 06/01/50 (a)	100,000	65,282
5.85%, 08/15/55 (a)	175,000	168,129
Louisville Gas & Electric Co.
5.45%, 04/15/33 (a)	75,000	75,657
4.25%, 04/01/49 (a)	100,000	77,878
5.85%, 08/15/55 (a)	150,000	143,952
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	200,000	194,802
6.75%, 12/30/31	100,000	108,070
5.35%, 01/15/34 (a)	75,000	75,617
5.75%, 11/01/35	75,000	77,196
5.80%, 10/15/36	75,000	77,675
4.80%, 09/15/43 (a)	100,000	87,471
4.40%, 10/15/44 (a)	75,000	61,900
4.25%, 05/01/46 (a)	100,000	79,703
3.95%, 08/01/47 (a)	200,000	150,816
3.65%, 08/01/48 (a)	100,000	71,428
4.25%, 07/15/49 (a)	300,000	233,859
3.15%, 04/15/50 (a)	100,000	64,156
2.70%, 08/01/52 (a)	100,000	57,988
5.85%, 09/15/54 (a)	300,000	290,346
5.30%, 02/01/55 (a)	250,000	223,965
5.50%, 11/15/56 (a)	70,000	64,537
Mississippi Power Co.
4.25%, 03/15/42	100,000	82,092
3.10%, 07/30/51 (a)	100,000	61,976
Monongahela Power Co.
4.45%, 08/15/29 (a)(e)	75,000	74,195
National Grid PLC
5.60%, 06/12/28 (a)	150,000	152,055
5.81%, 06/12/33 (a)	225,000	230,461
5.42%, 01/11/34 (a)	150,000	149,500
5.41%, 06/09/36 (a)	200,000	195,034
National Rural Utilities Cooperative Finance Corp.
4.12%, 09/16/27 (a)	100,000	99,719
3.95%, 12/10/27 (a)	175,000	173,974
3.40%, 02/07/28 (a)	200,000	196,722
4.75%, 02/07/28 (a)	200,000	200,312
4.80%, 03/15/28 (a)	200,000	200,472
4.15%, 08/25/28 (a)	210,000	208,083
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.05%, 09/15/28 (a)	75,000	75,479
3.90%, 11/01/28 (a)	150,000	147,373
4.85%, 02/07/29 (a)	150,000	150,403
4.05%, 02/09/29 (a)	250,000	245,795
3.70%, 03/15/29 (a)	100,000	97,397
4.40%, 05/11/29 (a)	125,000	123,724
5.15%, 06/15/29 (a)	100,000	100,919
4.95%, 02/07/30 (a)	100,000	100,117
2.40%, 03/15/30 (a)	100,000	92,039
4.30%, 12/10/30 (a)	125,000	121,786
5.00%, 02/07/31 (a)	100,000	100,104
1.35%, 03/15/31 (a)	100,000	85,531
1.65%, 06/15/31 (a)	100,000	85,857
5.00%, 08/15/31 (a)	125,000	124,271
8.00%, 03/01/32	100,000	113,381
2.75%, 04/15/32 (a)	100,000	88,298
4.02%, 11/01/32 (a)	225,000	211,144
4.15%, 12/15/32 (a)	100,000	94,585
5.80%, 01/15/33 (a)	225,000	232,389
5.00%, 08/15/34 (a)	100,000	97,929
4.40%, 11/01/48 (a)	50,000	40,097
4.30%, 03/15/49 (a)	100,000	79,616
7.13%, 09/15/53 (a)(b)	75,000	77,175
Nevada Power Co.
3.70%, 05/01/29 (a)	150,000	146,005
2.40%, 05/01/30 (a)	100,000	91,496
6.65%, 04/01/36	100,000	106,989
6.75%, 07/01/37	100,000	107,968
3.13%, 08/01/50 (a)	100,000	63,440
5.90%, 05/01/53 (a)	100,000	96,409
6.00%, 03/15/54 (a)	100,000	97,539
6.25%, 05/15/55 (a)(b)	150,000	149,755
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/27 (a)	500,000	501,275
4.85%, 02/04/28 (a)	275,000	275,932
4.90%, 02/28/28 (a)	350,000	351,312
1.90%, 06/15/28 (a)	300,000	285,825
4.90%, 03/15/29 (a)	175,000	175,395
3.50%, 04/01/29 (a)	150,000	145,281
2.75%, 11/01/29 (a)	325,000	305,347
5.00%, 02/28/30 (a)	275,000	275,242
5.05%, 03/15/30 (a)	250,000	250,785
2.25%, 06/01/30 (a)	650,000	589,387
4.40%, 03/01/31 (a)	250,000	244,375
2.44%, 01/15/32 (a)	200,000	174,148
5.30%, 03/15/32 (a)	150,000	150,504
5.00%, 07/15/32 (a)	200,000	197,930
5.05%, 02/28/33 (a)	275,000	270,905
5.25%, 03/15/34 (a)	325,000	321,279
5.45%, 03/15/35 (a)	225,000	222,997
3.00%, 01/15/52 (a)	100,000	58,834
5.25%, 02/28/53 (a)	325,000	280,316
5.55%, 03/15/54 (a)	250,000	223,925
6.75%, 06/15/54 (a)(b)	325,000	333,258
6.70%, 09/01/54 (a)(b)	325,000	330,518
5.90%, 03/15/55 (a)	200,000	187,920
6.38%, 08/15/55 (a)(b)	375,000	377,700
6.50%, 08/15/55 (a)(b)	250,000	251,432
5.85%, 03/01/56 (a)	125,000	116,734
6.00%, 10/01/56 (a)(b)	250,000	246,912
6.20%, 10/01/56 (a)(b)	325,000	317,089
6.63%, 10/01/66 (a)(b)	400,000	390,212
4.80%, 12/01/77 (a)(b)	100,000	98,898
5.65%, 05/01/79 (a)(b)	100,000	99,627
Northern States Power Co.
2.25%, 04/01/31 (a)	100,000	89,170
5.05%, 05/15/35 (a)	100,000	97,920
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.85%, 05/15/36 (a)	150,000	143,505
6.25%, 06/01/36	100,000	105,709
6.20%, 07/01/37 (a)	150,000	158,074
5.35%, 11/01/39 (a)	100,000	97,390
3.40%, 08/15/42 (a)	250,000	187,045
3.60%, 09/15/47 (a)	150,000	108,033
2.90%, 03/01/50 (a)	150,000	94,320
2.60%, 06/01/51 (a)	125,000	72,644
3.20%, 04/01/52 (a)	100,000	65,750
4.50%, 06/01/52 (a)	100,000	79,988
5.10%, 05/15/53 (a)	150,000	130,697
5.40%, 03/15/54 (a)	225,000	205,942
5.65%, 06/15/54 (a)	125,000	118,006
5.65%, 05/15/55 (a)	150,000	141,252
5.55%, 05/15/56 (a)	150,000	139,163
NorthWestern Corp.
4.18%, 11/15/44 (a)	100,000	80,149
NSTAR Electric Co.
3.25%, 05/15/29 (a)	150,000	144,342
4.85%, 03/01/30 (a)	75,000	74,797
3.95%, 04/01/30 (a)	75,000	72,459
4.65%, 05/15/31 (a)	100,000	98,401
5.40%, 06/01/34 (a)	100,000	100,037
5.20%, 03/01/35 (a)	250,000	246,335
5.20%, 05/15/36 (a)	100,000	98,098
5.50%, 03/15/40	75,000	73,123
4.40%, 03/01/44 (a)	50,000	41,759
4.55%, 06/01/52 (a)	150,000	120,779
4.95%, 09/15/52 (a)	175,000	149,767
OGE Energy Corp.
5.45%, 05/15/29 (a)	100,000	101,227
Oglethorpe Power Corp.
5.95%, 11/01/39	100,000	100,838
5.38%, 11/01/40 (a)	100,000	95,190
4.50%, 04/01/47 (a)	100,000	80,013
5.05%, 10/01/48 (a)	75,000	64,442
3.75%, 08/01/50 (a)	100,000	69,044
5.25%, 09/01/50 (a)	250,000	219,292
6.20%, 12/01/53 (a)	75,000	74,344
5.80%, 06/01/54 (a)	100,000	93,434
5.90%, 02/01/55 (a)	50,000	47,387
Ohio Edison Co.
6.88%, 07/15/36	100,000	109,396
Ohio Power Co.
2.60%, 04/01/30 (a)	100,000	92,613
1.63%, 01/15/31 (a)	100,000	86,608
5.00%, 06/01/33 (a)	100,000	97,846
5.65%, 06/01/34 (a)	200,000	202,228
4.15%, 04/01/48 (a)	75,000	56,571
4.00%, 06/01/49 (a)	150,000	109,668
2.90%, 10/01/51 (a)	150,000	87,561
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (a)	100,000	98,629
3.30%, 03/15/30 (a)	100,000	94,541
3.25%, 04/01/30 (a)	150,000	141,536
5.40%, 01/15/33 (a)	250,000	252,712
4.15%, 04/01/47 (a)	75,000	58,214
3.85%, 08/15/47 (a)	75,000	55,490
5.60%, 04/01/53 (a)	150,000	140,015
5.80%, 04/01/55 (a)	75,000	71,837
5.90%, 04/01/56 (a)	100,000	96,993
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28 (a)	100,000	99,479
3.70%, 11/15/28 (a)	175,000	171,386
5.75%, 03/15/29 (a)	75,000	76,636
4.65%, 11/01/29 (a)	175,000	173,911
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.75%, 05/15/30 (a)	150,000	139,028
4.50%, 03/15/31 (a)(e)	200,000	195,322
7.00%, 05/01/32	150,000	164,053
4.15%, 06/01/32 (a)	100,000	95,125
4.55%, 09/15/32 (a)	175,000	169,466
7.25%, 01/15/33	100,000	110,937
5.65%, 11/15/33 (a)	225,000	229,781
5.35%, 04/01/35 (a)	125,000	124,554
7.50%, 09/01/38 (a)	75,000	87,019
5.25%, 09/30/40 (a)	225,000	211,678
4.55%, 12/01/41 (a)	80,000	68,986
5.30%, 06/01/42 (a)	37,000	34,572
3.75%, 04/01/45 (a)	275,000	205,408
3.80%, 09/30/47 (a)	100,000	73,422
4.10%, 11/15/48 (a)	275,000	208,406
3.80%, 06/01/49 (a)	100,000	71,600
3.10%, 09/15/49 (a)	150,000	94,256
3.70%, 05/15/50 (a)	100,000	69,987
2.70%, 11/15/51 (a)	100,000	56,345
4.60%, 06/01/52 (a)	100,000	79,976
4.95%, 09/15/52 (a)	200,000	169,500
5.35%, 10/01/52 (a)	78,000	70,329
5.55%, 06/15/54 (a)	150,000	138,389
5.80%, 04/01/55 (a)	125,000	119,369
5.90%, 03/15/56 (a)(e)	250,000	241,700
Pacific Gas & Electric Co.
5.00%, 06/04/28 (a)	320,000	320,864
3.00%, 06/15/28 (a)	150,000	145,294
3.75%, 07/01/28 (a)	200,000	195,844
4.65%, 08/01/28 (a)	100,000	99,672
6.10%, 01/15/29 (a)	550,000	562,914
4.20%, 03/01/29 (a)	75,000	73,576
5.55%, 05/15/29 (a)	200,000	202,938
4.55%, 07/01/30 (a)	800,000	780,352
2.50%, 02/01/31 (a)	525,000	468,064
3.25%, 06/01/31 (a)	300,000	274,689
5.05%, 11/15/31 (a)	200,000	197,190
5.25%, 02/01/32 (a)	200,000	198,800
4.40%, 03/01/32 (a)	100,000	95,328
5.90%, 06/15/32 (a)	225,000	229,727
5.05%, 10/15/32 (a)	150,000	146,764
6.15%, 01/15/33 (a)	150,000	154,251
6.40%, 06/15/33 (a)	325,000	337,067
6.95%, 03/15/34 (a)	250,000	269,075
5.80%, 05/15/34 (a)	325,000	326,300
5.70%, 03/01/35 (a)	275,000	273,270
6.00%, 08/15/35 (a)	260,000	262,686
5.20%, 05/01/36 (a)	600,000	568,338
5.60%, 08/15/36 (a)	200,000	194,728
5.85%, 11/01/36 (a)	150,000	148,584
4.50%, 07/01/40 (a)	550,000	456,698
3.30%, 08/01/40 (a)	300,000	219,180
4.20%, 06/01/41 (a)	100,000	79,269
4.45%, 04/15/42 (a)	75,000	60,629
3.75%, 08/15/42 (a)	50,000	36,801
4.60%, 06/15/43 (a)	75,000	60,902
4.75%, 02/15/44 (a)	225,000	184,941
4.30%, 03/15/45 (a)	100,000	76,715
4.25%, 03/15/46 (a)	100,000	75,701
4.00%, 12/01/46 (a)	100,000	72,355
3.95%, 12/01/47 (a)	200,000	141,110
4.95%, 07/01/50 (a)	775,000	618,155
3.50%, 08/01/50 (a)	500,000	318,955
5.25%, 03/01/52 (a)	100,000	84,122
6.75%, 01/15/53 (a)	400,000	401,256
6.70%, 04/01/53 (a)	225,000	227,911
5.90%, 10/01/54 (a)	175,000	158,900
6.15%, 03/01/55 (a)	225,000	211,815
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.10%, 10/15/55 (a)	225,000	208,438
6.00%, 05/01/56 (a)	250,000	228,207
6.30%, 08/15/56 (a)	150,000	142,542
PacifiCorp
5.10%, 02/15/29 (a)	100,000	100,486
4.25%, 03/15/29 (a)	150,000	147,559
4.65%, 04/15/29 (a)	200,000	198,508
3.50%, 06/15/29 (a)	100,000	96,186
2.70%, 09/15/30 (a)	75,000	68,371
5.30%, 02/15/31 (a)	150,000	150,519
5.10%, 04/15/31 (a)	150,000	149,194
7.70%, 11/15/31 (a)	100,000	110,513
5.45%, 04/15/33 (a)	200,000	199,232
5.45%, 02/15/34 (a)	300,000	297,228
5.25%, 06/15/35 (a)	75,000	71,864
5.80%, 04/15/36 (a)	200,000	199,768
6.10%, 08/01/36	100,000	101,265
5.75%, 04/01/37	200,000	196,030
6.25%, 10/15/37	100,000	101,924
6.35%, 07/15/38	100,000	102,195
6.00%, 01/15/39 (a)	130,000	129,217
4.10%, 02/01/42 (a)	75,000	58,496
4.13%, 01/15/49 (a)	75,000	54,626
4.15%, 02/15/50 (a)	150,000	108,930
3.30%, 03/15/51 (a)	100,000	61,761
2.90%, 06/15/52 (a)	400,000	226,920
5.35%, 12/01/53 (a)	275,000	235,667
5.50%, 05/15/54 (a)	425,000	372,083
5.80%, 01/15/55 (a)	475,000	431,461
PECO Energy Co.
5.00%, 09/01/31 (a)	200,000	199,662
4.90%, 06/15/33 (a)	150,000	148,041
4.88%, 09/15/35 (a)	75,000	72,461
5.95%, 10/01/36	75,000	77,528
4.15%, 10/01/44 (a)	100,000	79,852
3.70%, 09/15/47 (a)	125,000	90,393
3.90%, 03/01/48 (a)	150,000	111,497
3.00%, 09/15/49 (a)	100,000	62,642
2.80%, 06/15/50 (a)	100,000	59,418
3.05%, 03/15/51 (a)	75,000	46,466
2.85%, 09/15/51 (a)	175,000	103,205
4.60%, 05/15/52 (a)	75,000	60,369
4.38%, 08/15/52 (a)	75,000	58,204
5.25%, 09/15/54 (a)	125,000	110,948
5.65%, 09/15/55 (a)	100,000	94,008
Pinnacle West Capital Corp.
4.90%, 05/15/28 (a)	100,000	100,255
4.65%, 06/01/29 (a)	125,000	124,274
5.15%, 05/15/30 (a)	100,000	100,428
Potomac Electric Power Co.
5.20%, 03/15/34 (a)	100,000	99,258
6.50%, 11/15/37 (a)	125,000	133,759
4.15%, 03/15/43 (a)	175,000	141,888
5.50%, 03/15/54 (a)	75,000	69,022
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	100,000	97,028
5.25%, 09/01/34 (a)	150,000	147,546
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	150,000	148,401
4.85%, 02/15/34 (a)	150,000	146,131
6.25%, 05/15/39	100,000	104,906
4.75%, 07/15/43 (a)	100,000	89,158
4.13%, 06/15/44 (a)	100,000	80,102
4.15%, 10/01/45 (a)	100,000	79,217
3.95%, 06/01/47 (a)	150,000	113,633
4.15%, 06/15/48 (a)	100,000	77,545
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 10/01/49 (a)	150,000	94,374
5.25%, 05/15/53 (a)	200,000	178,640
5.55%, 08/15/55 (a)	100,000	93,240
5.75%, 05/15/56 (a)	125,000	119,455
Progress Energy, Inc.
7.75%, 03/01/31	150,000	165,414
7.00%, 10/30/31 (a)	100,000	107,978
6.00%, 12/01/39 (a)	100,000	100,882
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	100,000	98,484
4.15%, 03/13/29 (a)	200,000	197,014
1.90%, 01/15/31 (a)	150,000	131,702
1.88%, 06/15/31 (a)	150,000	129,792
4.10%, 06/01/32 (a)	125,000	119,033
5.35%, 05/15/34 (a)	175,000	174,111
5.15%, 09/15/35 (a)	240,000	233,436
5.05%, 06/15/36 (a)	150,000	144,216
6.25%, 09/01/37 (a)	100,000	104,464
6.50%, 08/01/38	125,000	133,061
3.60%, 09/15/42 (a)	100,000	75,925
4.30%, 03/15/44 (a)	40,000	32,820
3.80%, 06/15/47 (a)	125,000	91,569
4.10%, 06/15/48 (a)	50,000	38,280
4.05%, 09/15/49 (a)	100,000	74,864
3.20%, 03/01/50 (a)	100,000	64,171
2.70%, 01/15/51 (a)	175,000	100,429
4.50%, 06/01/52 (a)	100,000	78,921
5.25%, 04/01/53 (a)	400,000	351,852
5.75%, 05/15/54 (a)	150,000	141,759
5.85%, 05/15/55 (a)	225,000	215,235
6.20%, 08/15/56 (a)	150,000	149,980
Public Service Co. of New Hampshire
4.40%, 07/01/28 (a)	50,000	49,853
2.20%, 06/15/31 (a)	100,000	88,041
5.35%, 10/01/33 (a)	250,000	251,007
3.60%, 07/01/49 (a)	50,000	35,051
5.15%, 01/15/53 (a)	50,000	44,192
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	100,000	87,105
5.25%, 01/15/33 (a)	100,000	99,443
5.40%, 02/15/34 (a)	125,000	124,640
5.20%, 01/15/35 (a)	150,000	146,055
5.45%, 01/15/36 (a)	250,000	246,382
3.15%, 08/15/51 (a)	75,000	47,129
6.30%, 08/15/56 (a)	150,000	149,310
Public Service Electric & Gas Co.
3.70%, 05/01/28 (a)	100,000	98,633
3.65%, 09/01/28 (a)	100,000	98,117
3.20%, 05/15/29 (a)	100,000	96,375
4.20%, 01/01/31 (a)	150,000	145,522
1.90%, 08/15/31 (a)	250,000	216,630
3.10%, 03/15/32 (a)	150,000	135,995
4.90%, 12/15/32 (a)	150,000	148,143
4.65%, 03/15/33 (a)	75,000	73,020
5.20%, 08/01/33 (a)	100,000	100,287
5.20%, 03/01/34 (a)	100,000	99,651
4.85%, 08/01/34 (a)	100,000	97,013
5.05%, 03/01/35 (a)	100,000	97,852
4.90%, 08/15/35 (a)	130,000	125,984
5.40%, 08/01/36 (a)	175,000	174,858
5.80%, 05/01/37	100,000	102,884
5.50%, 03/01/40 (a)	75,000	73,336
3.95%, 05/01/42 (a)	150,000	121,083
3.65%, 09/01/42 (a)	125,000	96,671
3.80%, 01/01/43 (a)	150,000	118,272
3.80%, 03/01/46 (a)	150,000	112,542
3.60%, 12/01/47 (a)	100,000	71,538
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.05%, 05/01/48 (a)	75,000	57,236
3.85%, 05/01/49 (a)	150,000	109,920
3.20%, 08/01/49 (a)	75,000	48,944
3.15%, 01/01/50 (a)	100,000	64,402
2.70%, 05/01/50 (a)	150,000	88,179
2.05%, 08/01/50 (a)	200,000	101,726
3.00%, 03/01/51 (a)	175,000	108,953
5.13%, 03/15/53 (a)	50,000	44,132
5.45%, 08/01/53 (a)	100,000	92,174
5.45%, 03/01/54 (a)	100,000	92,257
5.30%, 08/01/54 (a)	100,000	90,210
5.50%, 03/01/55 (a)	75,000	69,386
5.63%, 01/01/56 (a)	100,000	94,186
6.05%, 08/01/56 (a)	95,000	94,971
Public Service Enterprise Group, Inc.
5.85%, 11/15/27 (a)	200,000	202,796
5.88%, 10/15/28 (a)	150,000	153,013
5.20%, 04/01/29 (a)	150,000	151,158
4.90%, 03/15/30 (a)	200,000	199,488
1.60%, 08/15/30 (a)	200,000	175,278
4.80%, 06/15/31 (a)	125,000	123,136
2.45%, 11/15/31 (a)	225,000	197,338
6.13%, 10/15/33 (a)	75,000	77,809
5.45%, 04/01/34 (a)	175,000	174,636
5.40%, 03/15/35 (a)	125,000	123,648
Puget Energy, Inc.
2.38%, 06/15/28 (a)	100,000	95,774
4.10%, 06/15/30 (a)	100,000	95,926
4.22%, 03/15/32 (a)	75,000	71,063
5.73%, 03/15/35 (a)	310,000	306,379
Puget Sound Energy, Inc.
5.33%, 06/15/34 (a)	75,000	75,040
6.27%, 03/15/37	62,000	65,736
5.76%, 10/01/39 (a)	75,000	75,014
5.80%, 03/15/40	75,000	74,480
5.64%, 04/15/41 (a)	175,000	170,765
4.30%, 05/20/45 (a)	75,000	60,197
4.22%, 06/15/48 (a)	250,000	194,337
3.25%, 09/15/49 (a)	100,000	65,229
2.89%, 09/15/51 (a)	100,000	59,802
5.45%, 06/01/53 (a)	75,000	68,674
5.69%, 06/15/54 (a)	75,000	70,717
5.60%, 09/15/55 (a)	90,000	83,491
San Diego Gas & Electric Co.
4.95%, 08/15/28 (a)	300,000	301,599
1.70%, 10/01/30 (a)	200,000	175,960
3.00%, 03/15/32 (a)	100,000	89,298
5.40%, 04/15/35 (a)	250,000	248,087
5.20%, 03/15/36 (a)	150,000	145,408
6.00%, 06/01/39	50,000	50,791
4.50%, 08/15/40 (a)	100,000	86,959
3.75%, 06/01/47 (a)	75,000	54,683
4.15%, 05/15/48 (a)	100,000	76,165
4.10%, 06/15/49 (a)	100,000	74,875
3.32%, 04/15/50 (a)	100,000	64,598
2.95%, 08/15/51 (a)	150,000	91,032
3.70%, 03/15/52 (a)	125,000	86,340
5.35%, 04/01/53 (a)	250,000	221,662
5.55%, 04/15/54 (a)	225,000	205,828
5.95%, 03/15/56 (a)	125,000	120,710
Sierra Pacific Power Co.
5.90%, 03/15/54 (a)	75,000	72,191
6.20%, 12/15/55 (a)(b)	80,000	78,801
6.38%, 09/15/56 (a)(b)	150,000	149,400
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southern California Edison Co.
5.85%, 11/01/27 (a)	150,000	151,755
3.65%, 03/01/28 (a)	100,000	98,215
5.30%, 03/01/28 (a)	150,000	150,913
5.65%, 10/01/28 (a)	100,000	101,614
4.20%, 03/01/29 (a)	100,000	98,000
6.65%, 04/01/29 (a)	100,000	103,135
5.15%, 06/01/29 (a)	300,000	300,621
2.85%, 08/01/29 (a)	100,000	94,099
5.25%, 03/15/30 (a)	275,000	275,217
2.25%, 06/01/30 (a)	150,000	134,915
2.50%, 06/01/31 (a)	75,000	66,319
5.45%, 06/01/31 (a)	150,000	150,700
4.95%, 09/15/31 (a)	125,000	122,734
2.75%, 02/01/32 (a)	100,000	88,070
5.95%, 11/01/32 (a)	225,000	230,353
4.80%, 03/15/33 (a)	200,000	192,080
6.00%, 01/15/34	150,000	152,259
5.20%, 06/01/34 (a)	200,000	193,910
5.45%, 03/01/35 (a)	325,000	316,634
5.75%, 04/01/35	75,000	74,486
5.35%, 07/15/35	75,000	72,308
5.63%, 02/01/36	100,000	97,538
5.55%, 01/15/37	75,000	72,948
5.95%, 02/01/38	200,000	197,664
6.05%, 03/15/39	100,000	98,936
5.50%, 03/15/40	100,000	93,041
4.50%, 09/01/40 (a)	75,000	62,482
4.05%, 03/15/42 (a)	100,000	77,900
3.90%, 03/15/43 (a)	50,000	37,247
4.65%, 10/01/43 (a)	275,000	224,216
3.60%, 02/01/45 (a)	100,000	68,983
4.00%, 04/01/47 (a)	500,000	355,685
4.13%, 03/01/48 (a)	425,000	306,646
4.88%, 03/01/49 (a)	100,000	80,565
3.65%, 02/01/50 (a)	375,000	247,399
2.95%, 02/01/51 (a)	200,000	114,932
3.65%, 06/01/51 (a)	100,000	65,783
3.45%, 02/01/52 (a)	250,000	157,532
5.45%, 06/01/52 (a)	50,000	43,091
5.70%, 03/01/53 (a)	100,000	88,714
5.88%, 12/01/53 (a)	150,000	136,073
5.75%, 04/15/54 (a)	150,000	133,469
5.90%, 03/01/55 (a)	225,000	205,387
6.20%, 09/15/55 (a)	425,000	401,157
Southern Co.
1.75%, 03/15/28 (a)	75,000	71,762
4.85%, 06/15/28 (a)	200,000	200,486
5.50%, 03/15/29 (a)	200,000	203,218
3.70%, 04/30/30 (a)	275,000	263,359
5.70%, 10/15/32 (a)	100,000	102,275
5.20%, 06/15/33 (a)	150,000	148,519
5.70%, 03/15/34 (a)	425,000	431,247
4.85%, 03/15/35 (a)	250,000	238,537
4.25%, 07/01/36 (a)	125,000	112,213
4.40%, 07/01/46 (a)	550,000	444,763
6.38%, 03/15/55 (a)(b)	475,000	479,232
6.00%, 04/01/58 (a)(b)	300,000	295,812
Southern Power Co.
4.25%, 10/01/30 (a)	100,000	97,201
4.80%, 06/15/31 (a)	160,000	157,712
4.90%, 10/01/35 (a)	100,000	94,697
5.15%, 09/15/41 (a)	225,000	206,131
5.25%, 07/15/43 (a)	50,000	45,274
4.95%, 12/15/46 (a)	100,000	85,447
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southwestern Electric Power Co.
4.10%, 09/15/28 (a)	150,000	148,117
5.30%, 04/01/33 (a)	175,000	173,808
5.20%, 04/01/36 (a)	150,000	144,706
6.20%, 03/15/40	100,000	102,231
3.90%, 04/01/45 (a)	75,000	55,639
3.85%, 02/01/48 (a)	150,000	106,847
3.25%, 11/01/51 (a)	175,000	110,401
5.90%, 04/01/56 (a)	150,000	141,087
Southwestern Public Service Co.
5.30%, 05/15/35 (a)	75,000	73,646
5.30%, 08/15/36 (a)	175,000	170,761
4.50%, 08/15/41 (a)	150,000	130,076
3.40%, 08/15/46 (a)	75,000	52,484
3.70%, 08/15/47 (a)	100,000	72,215
4.40%, 11/15/48 (a)	100,000	79,828
3.75%, 06/15/49 (a)	250,000	176,872
3.15%, 05/01/50 (a)	150,000	96,045
6.00%, 06/01/54 (a)	100,000	97,630
5.88%, 08/15/56 (a)	150,000	143,247
System Energy Resources, Inc.
6.00%, 04/15/28 (a)	75,000	76,230
5.30%, 12/15/34 (a)	100,000	97,741
Tampa Electric Co.
4.90%, 03/01/29 (a)	100,000	100,124
2.40%, 03/15/31 (a)	100,000	89,422
5.15%, 03/01/35 (a)	100,000	98,025
4.10%, 06/15/42 (a)	200,000	163,656
4.30%, 06/15/48 (a)	250,000	197,172
4.45%, 06/15/49 (a)	200,000	159,680
5.00%, 07/15/52 (a)	75,000	64,689
Toledo Edison Co.
6.15%, 05/15/37	50,000	52,651
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	100,000	87,651
5.20%, 09/15/34 (a)	75,000	74,171
4.85%, 12/01/48 (a)	50,000	42,395
4.00%, 06/15/50 (a)	100,000	74,007
3.25%, 05/01/51 (a)	175,000	113,629
5.50%, 04/15/53 (a)	75,000	68,948
5.90%, 04/15/55 (a)	75,000	72,622
Union Electric Co.
3.50%, 03/15/29 (a)	150,000	145,587
2.95%, 03/15/30 (a)	200,000	187,662
2.15%, 03/15/32 (a)	100,000	86,464
5.20%, 04/01/34 (a)	100,000	99,332
5.25%, 04/15/35 (a)	375,000	370,395
4.80%, 03/15/36 (a)	250,000	237,457
5.30%, 08/01/37 (a)	150,000	147,798
8.45%, 03/15/39	100,000	124,313
3.90%, 09/15/42 (a)	40,000	31,745
4.00%, 04/01/48 (a)	250,000	188,755
2.63%, 03/15/51 (a)	100,000	57,276
3.90%, 04/01/52 (a)	150,000	108,701
5.45%, 03/15/53 (a)	100,000	91,763
5.25%, 01/15/54 (a)	200,000	177,244
5.13%, 03/15/55 (a)	75,000	65,520
5.75%, 09/15/56 (a)	125,000	118,821
Virginia Electric & Power Co.
3.80%, 04/01/28 (a)	150,000	148,047
2.88%, 07/15/29 (a)	100,000	94,935
2.30%, 11/15/31 (a)	75,000	65,552
2.40%, 03/30/32 (a)	150,000	130,223
5.00%, 04/01/33 (a)	350,000	344,753
5.30%, 08/15/33 (a)	75,000	74,972
5.00%, 01/15/34 (a)	100,000	97,505
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.05%, 08/15/34 (a)	100,000	97,601
5.15%, 03/15/35 (a)	200,000	194,960
4.90%, 09/15/35 (a)	250,000	238,687
6.00%, 01/15/36	150,000	154,714
4.95%, 03/15/36 (a)	550,000	523,396
5.65%, 08/15/36 (a)	325,000	325,881
6.00%, 05/15/37	150,000	153,424
6.35%, 11/30/37	100,000	104,755
8.88%, 11/15/38 (a)	150,000	189,702
4.00%, 01/15/43 (a)	100,000	79,092
4.65%, 08/15/43 (a)	200,000	170,816
4.45%, 02/15/44 (a)	100,000	82,886
4.20%, 05/15/45 (a)	100,000	78,818
4.00%, 11/15/46 (a)	100,000	75,691
3.80%, 09/15/47 (a)	150,000	109,143
4.60%, 12/01/48 (a)	150,000	122,352
3.30%, 12/01/49 (a)	125,000	81,184
2.45%, 12/15/50 (a)	200,000	107,948
2.95%, 11/15/51 (a)	350,000	207,928
4.63%, 05/15/52 (a)	100,000	80,018
5.45%, 04/01/53 (a)	300,000	270,960
5.70%, 08/15/53 (a)	275,000	256,905
5.35%, 01/15/54 (a)	100,000	88,703
5.55%, 08/15/54 (a)	100,000	91,272
5.65%, 03/15/55 (a)	150,000	139,235
5.60%, 09/15/55 (a)	325,000	299,465
5.70%, 03/15/56 (a)	200,000	186,678
6.30%, 08/15/56 (a)	175,000	176,734
Vistra Operations Co. LLC
4.55%, 10/30/28 (a)(e)	125,000	123,671
5.00%, 04/30/31 (a)(e)	250,000	245,242
5.25%, 04/30/33 (a)(e)	250,000	243,812
5.55%, 04/30/36 (a)(e)	400,000	388,168
WEC Energy Group, Inc.
5.15%, 10/01/27 (a)	100,000	100,617
1.38%, 10/15/27 (a)	200,000	193,140
4.75%, 01/15/28 (a)	150,000	150,307
2.20%, 12/15/28 (a)	300,000	283,479
1.80%, 10/15/30 (a)	35,000	30,940
5.63%, 05/15/56 (a)(b)	110,000	108,331
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	100,000	95,114
5.00%, 05/15/29 (a)	150,000	150,919
4.15%, 10/15/30 (a)	90,000	87,458
4.65%, 06/15/31 (a)	100,000	98,499
4.75%, 09/30/32 (a)	100,000	98,608
5.63%, 05/15/33	100,000	102,857
4.60%, 10/01/34 (a)	100,000	95,888
5.10%, 06/15/36 (a)	100,000	97,317
5.70%, 12/01/36	250,000	256,977
4.30%, 10/15/48 (a)	100,000	79,099
5.05%, 10/01/54 (a)	75,000	65,440
5.65%, 03/15/56 (a)	100,000	95,178
Wisconsin Power & Light Co.
3.00%, 07/01/29 (a)	100,000	95,476
1.95%, 09/16/31 (a)	100,000	86,041
3.95%, 09/01/32 (a)	100,000	93,854
4.95%, 04/01/33 (a)	100,000	98,255
5.38%, 03/30/34 (a)	100,000	99,675
6.38%, 08/15/37	150,000	157,731
3.65%, 04/01/50 (a)	100,000	68,827
5.70%, 12/15/55 (a)	50,000	46,753
Wisconsin Public Service Corp.
4.55%, 12/01/29 (a)	100,000	99,428
3.67%, 12/01/42 (a)	150,000	116,243
4.75%, 11/01/44 (a)	75,000	65,054
3.30%, 09/01/49 (a)	100,000	66,556
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.85%, 12/01/51 (a)	75,000	44,582
6.05%, 08/15/56 (a)	75,000	74,555
Xcel Energy, Inc.
4.75%, 03/21/28 (a)	75,000	74,989
4.00%, 06/15/28 (a)	250,000	246,827
2.60%, 12/01/29 (a)	100,000	93,141
3.40%, 06/01/30 (a)	100,000	94,650
2.35%, 11/15/31 (a)	100,000	87,276
4.60%, 06/01/32 (a)	200,000	193,534
5.45%, 08/15/33 (a)	150,000	150,126
5.50%, 03/15/34 (a)	250,000	249,300
5.60%, 04/15/35 (a)	150,000	149,667
6.50%, 07/01/36	100,000	105,459
3.50%, 12/01/49 (a)	100,000	67,552
5.75%, 12/03/56 (a)(b)	200,000	194,272
		182,618,704
Natural Gas 0.2%
Atmos Energy Corp.
2.63%, 09/15/29 (a)	125,000	117,901
1.50%, 01/15/31 (a)	150,000	129,909
4.75%, 01/15/32 (a)	175,000	171,981
5.45%, 10/15/32 (a)	275,000	279,152
5.90%, 11/15/33 (a)	225,000	233,838
5.20%, 08/15/35 (a)	90,000	89,044
5.50%, 06/15/41 (a)	175,000	171,402
4.15%, 01/15/43 (a)	100,000	82,369
4.13%, 10/15/44 (a)	175,000	141,061
4.30%, 10/01/48 (a)	175,000	139,391
4.13%, 03/15/49 (a)	100,000	77,043
3.38%, 09/15/49 (a)	100,000	67,637
2.85%, 02/15/52 (a)	150,000	89,138
5.75%, 10/15/52 (a)	150,000	144,537
6.20%, 11/15/53 (a)	150,000	153,105
5.00%, 12/15/54 (a)	175,000	150,820
5.45%, 01/15/56 (a)	150,000	138,401
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	200,000	201,790
4.00%, 04/01/28 (a)	100,000	98,989
1.75%, 10/01/30 (a)	100,000	88,262
4.40%, 07/01/32 (a)	150,000	144,170
5.40%, 07/01/34 (a)	75,000	74,820
5.85%, 01/15/41 (a)	100,000	99,657
National Grid USA
5.80%, 04/01/35	75,000	76,682
NiSource, Inc.
5.25%, 03/30/28 (a)	200,000	201,696
5.20%, 07/01/29 (a)	150,000	151,500
2.95%, 09/01/29 (a)	100,000	94,591
3.60%, 05/01/30 (a)	300,000	286,341
1.70%, 02/15/31 (a)	150,000	129,843
4.75%, 05/18/31 (a)	125,000	123,285
5.40%, 06/30/33 (a)	75,000	75,405
5.35%, 04/01/34 (a)	350,000	348,495
5.35%, 07/15/35 (a)	350,000	344,256
5.30%, 05/18/36 (a)	200,000	194,882
5.95%, 06/15/41 (a)	75,000	74,317
5.25%, 02/15/43 (a)	95,000	86,783
4.80%, 02/15/44 (a)	259,000	222,831
5.65%, 02/01/45 (a)	100,000	94,180
4.38%, 05/15/47 (a)	200,000	157,694
3.95%, 03/30/48 (a)	150,000	109,911
5.00%, 06/15/52 (a)	75,000	63,266
6.95%, 11/30/54 (a)(b)	325,000	333,661
6.38%, 03/31/55 (a)(b)	75,000	75,620
5.85%, 04/01/55 (a)	475,000	447,136
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.75%, 07/15/56 (a)(b)	180,000	177,237
6.25%, 04/15/57 (a)(b)	200,000	199,690
Northwest Natural Holding Co.
7.00%, 09/15/55 (a)(b)	50,000	50,685
ONE Gas, Inc.
5.10%, 04/01/29 (a)	100,000	100,729
2.00%, 05/15/30 (a)	100,000	90,169
4.25%, 09/01/32 (a)	75,000	72,086
4.66%, 02/01/44 (a)	175,000	150,460
4.50%, 11/01/48 (a)	100,000	81,534
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	150,000	144,917
2.50%, 03/15/31 (a)	100,000	89,637
5.40%, 06/15/33 (a)	100,000	100,433
5.10%, 02/15/35 (a)	75,000	72,949
4.65%, 08/01/43 (a)	150,000	126,299
3.64%, 11/01/46 (a)	100,000	70,679
3.35%, 06/01/50 (a)	100,000	65,311
5.05%, 05/15/52 (a)	50,000	43,255
Sempra
3.40%, 02/01/28 (a)	200,000	196,332
3.70%, 04/01/29 (a)	150,000	145,569
5.50%, 08/01/33 (a)	150,000	150,912
5.25%, 03/15/36 (a)	200,000	192,384
3.80%, 02/01/38 (a)	200,000	164,602
6.00%, 10/15/39 (a)	150,000	149,346
4.00%, 02/01/48 (a)	250,000	181,262
6.40%, 10/01/54 (a)(b)	375,000	371,497
6.88%, 10/01/54 (a)(b)	350,000	356,534
6.55%, 04/01/55 (a)(b)	100,000	98,972
6.63%, 04/01/55 (a)(b)	75,000	75,264
6.38%, 04/01/56 (a)(b)	425,000	425,926
Southern California Gas Co.
2.55%, 02/01/30 (a)	200,000	185,260
5.20%, 06/01/33 (a)	100,000	99,629
5.05%, 09/01/34 (a)	200,000	195,584
5.45%, 06/15/35 (a)	225,000	224,174
5.13%, 11/15/40	50,000	46,604
3.75%, 09/15/42 (a)	75,000	57,555
4.13%, 06/01/48 (a)	75,000	56,906
4.30%, 01/15/49 (a)	225,000	174,974
3.95%, 02/15/50 (a)	100,000	72,424
6.35%, 11/15/52 (a)	200,000	203,222
5.75%, 06/01/53 (a)	150,000	140,624
5.60%, 04/01/54 (a)	100,000	91,693
6.00%, 06/15/55 (a)	100,000	97,275
5.90%, 06/01/56 (a)	175,000	166,563
Southern Co. Gas Capital Corp.
4.05%, 09/15/28 (a)	80,000	79,019
1.75%, 01/15/31 (a)	100,000	87,334
5.15%, 09/15/32 (a)	100,000	99,709
5.75%, 09/15/33 (a)	175,000	178,654
4.95%, 09/15/34 (a)	100,000	96,744
5.10%, 09/15/35 (a)	80,000	77,378
5.88%, 03/15/41 (a)	250,000	249,522
4.40%, 06/01/43 (a)	200,000	165,402
3.95%, 10/01/46 (a)	175,000	130,898
4.40%, 05/30/47 (a)	100,000	79,454
3.15%, 09/30/51 (a)	75,000	47,072
6.05%, 09/15/56 (a)(b)	125,000	124,196
Southwest Gas Corp.
5.80%, 12/01/27 (a)	200,000	203,124
2.20%, 06/15/30 (a)	250,000	225,482
4.05%, 03/15/32 (a)	150,000	141,794
3.80%, 09/29/46 (a)	75,000	54,844
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.15%, 06/01/49 (a)	100,000	75,603
3.18%, 08/15/51 (a)	75,000	48,053
Spire Missouri, Inc.
4.80%, 02/15/33 (a)	125,000	122,411
5.15%, 08/15/34 (a)	50,000	49,391
3.30%, 06/01/51 (a)	100,000	65,868
Spire, Inc.
4.60%, 09/01/31 (a)	350,000	340,336
6.25%, 06/01/56 (a)(b)	80,000	79,719
6.45%, 06/01/56 (a)(b)	80,000	79,743
Washington Gas Light Co.
3.80%, 09/15/46 (a)	150,000	110,730
3.65%, 09/15/49 (a)	75,000	51,709
		15,798,138
Utility Other 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (a)	150,000	147,982
3.75%, 09/01/28 (a)	240,000	235,524
3.45%, 06/01/29 (a)	300,000	289,752
4.63%, 06/01/29 (a)	125,000	124,416
2.80%, 05/01/30 (a)	100,000	92,910
2.30%, 06/01/31 (a)	500,000	442,550
5.15%, 03/01/34 (a)	100,000	99,074
5.25%, 03/01/35 (a)	150,000	148,527
5.20%, 04/01/36 (a)	200,000	195,108
6.59%, 10/15/37	150,000	162,531
4.30%, 12/01/42 (a)	100,000	83,464
4.30%, 09/01/45 (a)	150,000	121,242
4.00%, 12/01/46 (a)	50,000	38,133
3.75%, 09/01/47 (a)	200,000	145,674
4.20%, 09/01/48 (a)	175,000	135,538
4.15%, 06/01/49 (a)	150,000	114,849
3.45%, 05/01/50 (a)	100,000	67,423
3.25%, 06/01/51 (a)	200,000	128,004
5.45%, 03/01/54 (a)	225,000	205,555
5.70%, 09/01/55 (a)	200,000	188,772
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	75,000	72,479
2.70%, 04/15/30 (a)	100,000	92,272
2.40%, 05/01/31 (a)	150,000	133,097
5.38%, 01/15/34 (a)	300,000	298,989
5.25%, 08/15/35 (a)	150,000	146,901
5.13%, 03/15/36 (a)	125,000	120,546
4.28%, 05/01/49 (a)	100,000	77,339
3.35%, 04/15/50 (a)	100,000	65,117
5.30%, 05/01/52 (a)	100,000	88,379
United Utilities PLC
6.88%, 08/15/28	100,000	103,599
		4,365,746
		202,782,588
Total Corporates (Cost $2,122,226,683)		1,989,701,870

TREASURIES 46.2% OF NET ASSETS
U.S. Treasury Bonds
6.13%, 11/15/27	2,297,500	2,348,027
5.50%, 08/15/28	280,000	286,109
5.25%, 11/15/28	1,936,100	1,973,007
5.25%, 02/15/29	969,300	991,412
6.13%, 08/15/29	1,294,000	1,355,768
6.25%, 05/15/30	1,366,000	1,449,934
5.38%, 02/15/31	2,099,000	2,176,237
4.50%, 02/15/36	1,640,700	1,624,165
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 02/15/37	1,113,000	1,117,348
5.00%, 05/15/37	2,112,000	2,164,305
4.38%, 02/15/38	1,627,600	1,575,975
4.50%, 05/15/38 (a)	1,868,000	1,822,176
3.50%, 02/15/39	2,175,300	1,905,257
4.25%, 05/15/39	3,631,500	3,415,880
4.50%, 08/15/39 (a)	2,807,300	2,696,543
4.38%, 11/15/39	2,999,900	2,837,015
4.63%, 02/15/40	3,961,600	3,835,633
1.13%, 05/15/40 (a)	9,910,000	6,104,715
4.38%, 05/15/40 (a)	3,001,000	2,825,160
1.13%, 08/15/40 (a)	13,100,000	7,981,789
3.88%, 08/15/40 (a)	4,035,100	3,585,565
1.38%, 11/15/40 (a)	14,429,000	9,067,725
4.25%, 11/15/40	2,871,600	2,652,192
1.88%, 02/15/41 (a)	20,650,000	13,919,391
4.75%, 02/15/41 (a)	2,736,000	2,660,119
2.25%, 05/15/41 (a)	14,595,000	10,331,664
4.38%, 05/15/41	2,843,700	2,647,307
1.75%, 08/15/41 (a)	20,200,000	13,137,891
3.75%, 08/15/41	2,927,600	2,525,512
2.00%, 11/15/41	16,726,000	11,233,861
3.13%, 11/15/41	3,314,600	2,627,597
2.38%, 02/15/42 (a)	12,247,000	8,653,271
3.13%, 02/15/42	3,382,900	2,666,412
3.00%, 05/15/42	3,486,300	2,687,175
3.25%, 05/15/42 (a)	11,773,000	9,390,807
2.75%, 08/15/42 (a)	3,713,100	2,746,534
3.38%, 08/15/42 (a)	10,185,000	8,227,570
2.75%, 11/15/42	5,581,800	4,106,112
4.00%, 11/15/42 (a)	10,742,000	9,384,983
3.13%, 02/15/43	4,568,900	3,534,472
3.88%, 02/15/43 (a)	9,685,000	8,301,861
2.88%, 05/15/43 (a)	7,476,800	5,550,940
3.88%, 05/15/43 (a)	9,185,000	7,848,870
3.63%, 08/15/43 (a)	5,626,900	4,634,280
4.38%, 08/15/43 (a)	10,824,000	9,842,229
3.75%, 11/15/43	5,431,900	4,539,880
4.75%, 11/15/43 (a)	10,507,000	9,989,038
3.63%, 02/15/44 (a)	5,932,900	4,858,489
4.50%, 02/15/44 (a)	11,007,000	10,128,160
3.38%, 05/15/44 (a)	5,418,600	4,267,147
4.63%, 05/15/44 (a)	10,785,000	10,064,596
3.13%, 08/15/44	7,359,200	5,558,496
4.13%, 08/15/44 (a)	11,445,000	9,990,233
3.00%, 11/15/44 (a)	6,337,600	4,674,970
4.63%, 11/15/44 (a)	11,203,000	10,422,291
2.50%, 02/15/45 (a)	9,581,000	6,469,421
4.75%, 02/15/45 (a)	11,273,000	10,643,297
3.00%, 05/15/45 (a)	3,992,600	2,923,644
5.00%, 05/15/45 (a)	10,925,000	10,629,684
2.88%, 08/15/45 (a)	4,993,200	3,566,237
4.88%, 08/15/45 (a)	11,342,000	10,856,421
3.00%, 11/15/45 (a)	3,644,600	2,650,308
4.63%, 11/15/45	11,619,000	10,758,468
2.50%, 02/15/46	6,680,000	4,430,197
4.63%, 02/15/46	11,500,500	10,641,556
2.50%, 05/15/46 (a)	6,340,800	4,189,386
5.00%, 05/15/46 (a)	12,350,000	11,988,184
2.25%, 08/15/46 (a)	8,461,800	5,301,847
5.13%, 08/15/46 (a)	3,800,000	3,748,047
2.88%, 11/15/46 (a)	3,492,900	2,451,852
3.00%, 02/15/47	6,855,000	4,904,538
3.00%, 05/15/47 (a)	5,645,000	4,027,355
2.75%, 08/15/47 (a)	8,703,000	5,909,881
2.75%, 11/15/47 (a)	8,468,000	5,731,777
3.00%, 02/15/48 (a)	9,476,000	6,696,867
3.13%, 05/15/48 (a)	10,196,000	7,351,475
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 08/15/48 (a)	11,417,000	8,022,226
3.38%, 11/15/48 (a)	11,156,000	8,370,486
3.00%, 02/15/49 (a)	12,175,000	8,509,184
2.88%, 05/15/49 (a)	11,761,000	8,002,993
2.25%, 08/15/49 (a)	11,611,900	6,905,452
2.38%, 11/15/49	10,581,000	6,446,970
2.00%, 02/15/50 (a)	13,613,000	7,578,612
1.25%, 05/15/50	16,068,000	7,292,110
1.38%, 08/15/50 (a)	19,534,000	9,124,515
1.63%, 11/15/50 (a)	17,340,000	8,637,487
1.88%, 02/15/51 (a)	19,501,000	10,330,960
2.38%, 05/15/51 (a)	19,900,000	11,876,258
2.00%, 08/15/51 (a)	19,250,000	10,444,629
1.88%, 11/15/51 (a)	19,077,000	9,982,636
2.25%, 02/15/52 (a)	16,628,000	9,539,016
2.88%, 05/15/52	15,687,000	10,359,548
3.00%, 08/15/52 (a)	15,416,000	10,428,683
4.00%, 11/15/52 (a)	14,882,000	12,170,686
3.63%, 02/15/53 (a)	14,730,000	11,251,188
3.63%, 05/15/53 (a)	15,716,000	11,992,045
4.13%, 08/15/53 (a)	16,483,000	13,758,154
4.75%, 11/15/53 (a)	18,131,000	16,768,342
4.25%, 02/15/54 (a)	18,104,000	15,425,174
4.63%, 05/15/54 (a)	17,772,000	16,119,759
4.25%, 08/15/54 (a)	19,070,000	16,245,256
4.50%, 11/15/54 (a)	17,637,000	15,667,994
4.63%, 02/15/55 (a)	18,005,000	16,328,284
4.75%, 05/15/55 (a)	17,841,000	16,511,288
4.75%, 08/15/55 (a)	17,941,000	16,602,433
4.63%, 11/15/55 (a)	18,856,500	17,103,435
4.75%, 02/15/56 (a)	19,530,000	18,088,137
5.00%, 05/15/56 (a)	20,100,000	19,379,227
5.13%, 08/15/56 (a)	6,600,000	6,488,109
U.S. Treasury Notes
3.50%, 09/30/27	8,023,000	7,961,104
4.13%, 09/30/27 (a)	22,000	21,974
3.88%, 10/15/27 (a)	15,827,000	15,762,085
0.50%, 10/31/27 (a)	12,859,000	12,316,009
3.50%, 10/31/27	20,544,000	20,365,845
4.13%, 10/31/27 (a)	12,327,000	12,306,776
2.25%, 11/15/27 (a)	12,022,000	11,739,530
4.13%, 11/15/27 (a)	15,207,000	15,180,566
0.63%, 11/30/27 (a)	13,848,000	13,241,068
3.38%, 11/30/27	21,250,000	21,018,408
3.88%, 11/30/27	11,566,000	11,509,300
4.00%, 12/15/27 (a)	16,131,000	16,074,605
0.63%, 12/31/27 (a)	15,066,000	14,358,016
3.38%, 12/31/27	25,900,000	25,595,473
3.88%, 12/31/27 (a)	11,718,000	11,654,833
4.25%, 01/15/28 (a)	17,349,000	17,337,818
0.75%, 01/31/28	16,740,000	15,932,753
3.50%, 01/31/28	31,958,000	31,610,332
2.75%, 02/15/28 (a)	15,752,000	15,411,117
4.25%, 02/15/28 (a)	16,740,000	16,726,922
1.13%, 02/29/28 (a)	16,022,000	15,291,309
3.38%, 02/29/28	31,869,500	31,447,478
4.00%, 02/29/28 (a)	19,145,000	19,061,241
3.88%, 03/15/28 (a)	14,802,000	14,707,753
1.25%, 03/31/28 (a)	14,693,000	14,012,301
3.63%, 03/31/28 (a)	11,754,000	11,631,180
3.88%, 03/31/28 (a)	34,126,400	33,900,446
3.75%, 04/15/28 (a)	16,656,000	16,507,007
1.25%, 04/30/28	14,412,000	13,708,007
3.50%, 04/30/28	10,754,000	10,613,064
3.75%, 04/30/28 (a)	37,500,000	37,159,424
2.88%, 05/15/28 (a)	13,839,000	13,513,027
3.75%, 05/15/28 (a)	15,802,000	15,652,622
1.25%, 05/31/28 (a)	15,778,000	14,969,377
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.63%, 05/31/28 (a)	9,145,000	9,037,296
4.00%, 05/31/28	30,263,000	30,098,090
3.88%, 06/15/28 (a)	15,193,000	15,074,008
1.25%, 06/30/28 (a)	15,571,000	14,734,971
4.00%, 06/30/28 (a)	9,328,000	9,274,619
4.13%, 06/30/28	26,950,000	26,852,096
3.88%, 07/15/28 (a)	17,802,000	17,655,273
1.00%, 07/31/28 (a)	13,412,000	12,597,850
4.13%, 07/31/28 (a)	11,645,000	11,600,649
4.25%, 07/31/28	30,600,000	30,549,797
2.88%, 08/15/28 (a)	14,083,000	13,699,843
3.63%, 08/15/28 (a)	14,802,000	14,605,411
1.13%, 08/31/28 (a)	13,290,000	12,480,660
4.13%, 08/31/28 (a)	19,700,000	19,620,353
4.38%, 08/31/28	10,730,000	10,737,754
3.38%, 09/15/28	15,851,000	15,553,175
1.25%, 09/30/28 (a)	13,351,000	12,535,859
4.63%, 09/30/28	11,095,000	11,154,376
3.50%, 10/15/28 (a)	16,022,000	15,746,622
1.38%, 10/31/28	12,924,000	12,135,939
4.88%, 10/31/28 (a)	12,802,000	12,937,521
3.13%, 11/15/28 (a)	13,107,000	12,770,621
3.50%, 11/15/28 (a)	18,033,000	17,708,969
1.50%, 11/30/28 (a)	12,802,000	12,025,379
4.38%, 11/30/28	13,193,000	13,197,123
3.50%, 12/15/28 (a)	16,148,000	15,846,487
1.38%, 12/31/28 (a)	13,802,000	12,896,244
3.75%, 12/31/28 (a)	14,570,000	14,371,370
3.50%, 01/15/29	16,000,000	15,687,500
1.75%, 01/31/29 (a)	12,071,000	11,351,455
4.00%, 01/31/29 (a)	16,012,000	15,875,648
2.63%, 02/15/29 (a)	13,985,000	13,418,498
3.50%, 02/15/29 (a)	15,125,000	14,817,773
1.88%, 02/28/29 (a)	12,649,000	11,908,836
4.25%, 02/28/29 (a)	16,033,000	15,989,160
3.50%, 03/15/29 (a)	15,000,000	14,688,281
2.38%, 03/31/29 (a)	12,218,000	11,624,282
4.13%, 03/31/29 (a)	17,680,000	17,571,572
3.88%, 04/15/29	15,117,600	14,926,858
2.88%, 04/30/29	11,499,000	11,065,991
4.63%, 04/30/29	18,399,000	18,507,525
2.38%, 05/15/29 (a)	13,009,000	12,347,879
3.88%, 05/15/29 (a)	13,900,000	13,720,277
2.75%, 05/31/29 (a)	10,493,000	10,051,556
4.50%, 05/31/29 (a)	18,399,000	18,448,591
4.13%, 06/15/29 (a)	15,075,500	14,968,912
3.25%, 06/30/29 (a)	10,493,000	10,175,751
4.25%, 06/30/29 (a)	18,549,000	18,476,543
4.13%, 07/15/29	14,500,000	14,392,949
2.63%, 07/31/29 (a)	9,702,000	9,236,228
4.00%, 07/31/29 (a)	17,968,000	17,772,177
1.63%, 08/15/29 (a)	12,002,000	11,093,880
4.25%, 08/15/29 (a)	16,000,000	15,934,375
3.13%, 08/31/29 (a)	9,487,000	9,150,137
3.63%, 08/31/29	18,111,000	17,716,237
3.50%, 09/30/29 (a)	18,655,000	18,169,679
3.88%, 09/30/29	9,487,000	9,342,101
4.00%, 10/31/29	9,343,000	9,228,402
4.13%, 10/31/29 (a)	18,111,000	17,954,651
1.75%, 11/15/29 (a)	8,909,000	8,208,460
3.88%, 11/30/29 (a)	8,768,000	8,623,465
4.13%, 11/30/29	18,255,000	18,090,990
3.88%, 12/31/29	8,912,000	8,759,521
4.38%, 12/31/29	17,831,000	17,803,836
3.50%, 01/31/30	9,199,000	8,928,061
4.25%, 01/31/30 (a)	18,980,000	18,868,789
1.50%, 02/15/30 (a)	15,165,000	13,756,906
4.00%, 02/28/30	27,383,000	27,004,345
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.63%, 03/31/30 (a)	8,912,000	8,672,142
4.00%, 03/31/30 (a)	18,399,000	18,133,077
3.50%, 04/30/30 (a)	9,199,000	8,907,579
3.88%, 04/30/30 (a)	18,399,000	18,049,707
0.63%, 05/15/30 (a)	21,496,000	18,717,474
3.75%, 05/31/30	8,768,000	8,557,705
4.00%, 05/31/30 (a)	18,327,000	18,044,936
3.75%, 06/30/30 (a)	9,056,000	8,832,430
3.88%, 06/30/30 (a)	18,400,000	18,029,125
3.88%, 07/31/30 (a)	18,255,000	17,877,065
4.00%, 07/31/30	9,273,000	9,121,952
0.63%, 08/15/30 (a)	27,598,000	23,798,963
3.63%, 08/31/30	18,399,000	17,839,124
4.13%, 08/31/30 (a)	9,343,000	9,228,402
3.63%, 09/30/30 (a)	20,973,000	20,324,148
4.63%, 09/30/30	9,918,000	9,977,275
3.63%, 10/31/30	20,124,000	19,483,334
4.88%, 10/31/30	9,559,000	9,706,119
0.88%, 11/15/30 (a)	28,533,000	24,638,691
3.50%, 11/30/30 (a)	23,658,000	22,770,825
4.38%, 11/30/30 (a)	11,715,000	11,670,611
3.63%, 12/31/30 (a)	23,050,000	22,283,767
3.75%, 12/31/30	11,284,000	10,963,552
3.75%, 01/31/31 (a)	23,850,000	23,159,654
4.00%, 01/31/31	10,565,000	10,363,192
1.13%, 02/15/31 (a)	27,383,000	23,737,638
3.50%, 02/28/31 (a)	24,332,000	23,374,878
4.25%, 02/28/31	11,402,000	11,295,997
3.88%, 03/31/31	23,167,600	22,590,220
4.13%, 03/31/31	12,209,000	12,028,250
3.88%, 04/30/31	27,500,000	26,801,758
4.63%, 04/30/31 (a)	12,261,000	12,330,926
1.63%, 05/15/31 (a)	27,785,000	24,443,202
4.13%, 05/31/31	26,475,500	26,066,991
4.63%, 05/31/31	13,209,000	13,281,237
4.13%, 06/30/31 (a)	24,800,000	24,410,563
4.25%, 06/30/31	11,577,000	11,453,542
4.13%, 07/31/31	11,077,000	10,894,835
4.38%, 07/31/31	23,700,000	23,576,871
1.25%, 08/15/31 (a)	28,732,000	24,614,121
3.75%, 08/31/31	9,823,000	9,493,392
4.38%, 08/31/31	19,000,000	18,899,805
3.63%, 09/30/31 (a)	9,954,000	9,558,562
4.13%, 10/31/31 (a)	9,516,000	9,347,611
1.38%, 11/15/31 (a)	25,417,000	21,738,485
4.13%, 11/30/31 (a)	9,454,000	9,281,538
4.50%, 12/31/31 (a)	9,823,000	9,813,407
4.38%, 01/31/32	9,516,000	9,446,489
1.88%, 02/15/32	23,206,000	20,248,141
4.13%, 02/29/32 (a)	9,454,000	9,270,459
4.13%, 03/31/32 (a)	9,516,000	9,326,795
4.00%, 04/30/32 (a)	9,823,000	9,562,077
2.88%, 05/15/32 (a)	24,077,000	22,069,956
4.13%, 05/31/32 (a)	10,323,000	10,106,459
4.00%, 06/30/32	10,323,000	10,037,101
4.00%, 07/31/32 (a)	11,577,000	11,247,779
2.75%, 08/15/32 (a)	21,923,000	19,872,857
3.88%, 08/31/32 (a)	9,823,000	9,474,974
3.88%, 09/30/32 (a)	9,700,000	9,349,512
3.75%, 10/31/32	9,946,000	9,512,028
4.13%, 11/15/32 (a)	23,268,000	22,713,567
3.75%, 11/30/32 (a)	11,446,000	10,938,531
3.88%, 12/31/32 (a)	11,103,000	10,678,397
4.00%, 01/31/33 (a)	12,000,000	11,613,750
3.50%, 02/15/33 (a)	23,400,000	21,989,601
3.75%, 02/28/33 (a)	10,954,000	10,447,377
4.25%, 03/31/33 (a)	11,917,600	11,690,421
4.13%, 04/30/33 (a)	11,900,000	11,580,652
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 05/15/33	25,979,000	24,158,440
4.25%, 05/31/33 (a)	9,475,500	9,285,250
4.25%, 06/30/33 (a)	10,400,000	10,187,125
4.38%, 07/31/33	11,100,000	10,948,676
3.88%, 08/15/33 (a)	28,236,000	27,003,984
4.50%, 08/31/33 (a)	11,000,000	10,928,242
4.50%, 11/15/33 (a)	29,200,000	28,977,578
4.00%, 02/15/34 (a)	32,551,000	31,245,145
4.38%, 05/15/34 (a)	30,400,000	29,863,250
3.88%, 08/15/34 (a)	30,057,000	28,488,400
4.25%, 11/15/34 (a)	30,331,000	29,449,505
4.63%, 02/15/35 (a)	31,000,000	30,864,375
4.25%, 05/15/35	31,000,000	30,011,875
4.25%, 08/15/35	31,860,000	30,792,192
4.00%, 11/15/35 (a)	31,737,000	30,043,534
4.13%, 02/15/36 (a)	32,260,500	30,786,094
4.38%, 05/15/36 (a)	33,800,000	32,852,016
4.63%, 08/15/36	13,500,000	13,372,383
Total Treasuries (Cost $3,975,449,320)		3,854,640,680

GOVERNMENT RELATED 4.1% OF NET ASSETS

Agency 1.0%
Foreign 0.6%
Austria 0.1%
Oesterreichische Kontrollbank AG
3.63%, 09/09/27	200,000	198,582
4.25%, 03/01/28 (a)	250,000	249,520
4.00%, 05/28/28 (a)	425,000	422,220
4.13%, 01/18/29	300,000	297,942
4.13%, 05/29/29	325,000	322,384
3.75%, 09/05/29 (a)	150,000	147,053
4.50%, 01/24/30 (a)	775,000	775,744
3.75%, 09/10/30	770,000	749,395
3.75%, 01/15/31	400,000	387,816
		3,550,656
Canada 0.1%
CI Financial Corp.
3.20%, 12/17/30 (a)	200,000	180,412
4.10%, 06/15/51 (a)	75,000	48,602
Export Development Canada
3.75%, 09/07/27	500,000	497,145
3.88%, 02/14/28 (a)	750,000	744,983
4.13%, 02/13/29	1,100,000	1,092,762
4.00%, 06/20/30 (a)	400,000	393,464
4.75%, 06/05/34 (a)	600,000	602,136
		3,559,504
Germany 0.2%
Kreditanstalt fuer Wiederaufbau
3.75%, 02/15/28 (h)	900,000	892,530
2.88%, 04/03/28 (a)(h)	1,250,000	1,222,112
3.88%, 05/15/28 (h)	750,000	744,195
3.88%, 06/15/28 (a)(h)	1,000,000	991,870
3.50%, 08/09/28 (h)	780,000	767,692
4.00%, 03/15/29 (a)(h)	1,250,000	1,237,987
3.50%, 05/15/29 (a)(h)	1,000,000	976,830
4.25%, 07/30/29 (a)(h)	1,000,000	995,130
1.75%, 09/14/29 (a)(h)	500,000	462,455
4.63%, 03/18/30 (a)(h)	750,000	753,900
3.75%, 07/15/30 (a)(h)	1,250,000	1,218,162
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.75%, 09/30/30 (a)(h)	500,000	431,300
4.75%, 10/29/30 (a)(h)	525,000	530,282
3.75%, 03/14/31 (h)	1,300,000	1,260,350
4.13%, 07/22/31 (h)	1,050,000	1,031,677
4.13%, 07/15/33 (a)(h)	1,025,000	994,476
4.38%, 08/15/33 (a)(h)	500,000	491,990
4.38%, 02/28/34 (a)(h)	1,000,000	982,290
3.15%, 04/18/36 (a)(h)(i)	550,000	349,646
2.63%, 06/29/37 (h)(i)	450,000	267,908
Landwirtschaftliche Rentenbank
3.88%, 09/28/27 (a)(h)	250,000	248,845
2.50%, 11/15/27 (a)(h)	250,000	244,620
3.88%, 06/14/28 (a)(h)	200,000	198,300
4.63%, 04/17/29 (a)(h)	550,000	552,783
4.13%, 05/28/30 (a)(h)	300,000	296,403
0.88%, 09/03/30 (a)(h)	500,000	434,720
3.63%, 10/08/30 (a)(h)	400,000	387,516
4.13%, 06/03/31 (a)(h)	400,000	393,344
5.00%, 10/24/33 (h)	275,000	280,511
		19,639,824
Japan 0.1%
Japan Bank for International Cooperation
4.38%, 10/05/27 (a)	200,000	199,862
2.75%, 11/16/27 (a)	450,000	441,013
4.63%, 07/19/28	300,000	300,687
3.25%, 07/20/28 (a)	200,000	195,530
4.88%, 10/18/28 (a)	200,000	201,498
3.50%, 10/31/28 (a)	200,000	195,918
2.13%, 02/16/29	250,000	235,983
2.00%, 10/17/29 (a)	200,000	185,046
1.25%, 01/21/31	450,000	389,781
4.38%, 01/24/31 (a)	400,000	395,468
1.88%, 04/15/31 (a)	700,000	619,514
4.63%, 04/17/34 (a)	200,000	196,726
4.38%, 01/23/36 (a)	750,000	716,497
4.63%, 07/02/36 (a)	400,000	388,612
Japan International Cooperation Agency
4.00%, 05/23/28 (a)	250,000	247,902
4.75%, 05/21/29 (a)	200,000	200,896
4.25%, 05/22/30 (a)	200,000	197,512
1.00%, 07/22/30 (a)	380,000	331,672
1.75%, 04/28/31	200,000	175,868
4.38%, 05/28/31	250,000	246,928
		6,062,913
Norway 0.0%
Equinor ASA
7.25%, 09/23/27	200,000	205,926
4.25%, 06/02/28 (a)	150,000	149,450
3.63%, 09/10/28 (a)	300,000	294,921
3.13%, 04/06/30 (a)	550,000	520,443
2.38%, 05/22/30 (a)	350,000	321,450
4.50%, 09/03/30 (a)	300,000	297,219
5.13%, 06/03/35 (a)	150,000	149,060
4.75%, 11/14/35 (a)	180,000	172,508
3.63%, 04/06/40 (a)	100,000	81,074
5.10%, 08/17/40	214,000	203,249
4.25%, 11/23/41 (a)	100,000	85,378
3.95%, 05/15/43 (a)	150,000	121,062
4.80%, 11/08/43 (a)	225,000	201,280
3.25%, 11/18/49 (a)	300,000	199,920
3.70%, 04/06/50 (a)	250,000	182,318
		3,185,258
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Republic of Korea 0.1%
Export-Import Bank of Korea
4.25%, 09/15/27 (a)	200,000	199,510
4.13%, 10/17/27 (a)	200,000	199,176
5.00%, 01/11/28	400,000	402,672
4.63%, 01/14/28	200,000	200,368
5.13%, 09/18/28 (a)	600,000	607,158
4.50%, 01/11/29 (a)	600,000	599,886
3.75%, 01/13/29	200,000	196,650
4.38%, 07/20/29 (a)	250,000	249,085
4.00%, 09/11/29 (a)	200,000	197,168
4.88%, 01/14/30	200,000	201,382
1.25%, 09/21/30 (a)	250,000	218,745
3.88%, 01/13/31	200,000	193,834
4.50%, 07/20/31 (a)	250,000	248,008
2.13%, 01/18/32 (a)	250,000	219,160
4.50%, 09/15/32 (a)	200,000	197,018
5.13%, 01/11/33 (a)	200,000	202,884
5.13%, 09/18/33 (a)	200,000	202,844
4.63%, 01/11/34 (a)	200,000	196,430
5.25%, 01/14/35 (a)	200,000	203,562
4.38%, 01/13/36 (a)	200,000	189,782
2.50%, 06/29/41 (a)	200,000	141,050
Korea Development Bank
4.63%, 02/03/28	200,000	200,286
4.38%, 02/15/28 (a)	200,000	199,620
3.75%, 01/28/29 (a)	950,000	933,821
4.50%, 02/15/29 (a)	900,000	899,991
4.88%, 02/03/30	200,000	201,302
3.75%, 09/16/30 (a)	200,000	193,248
4.00%, 01/28/31 (a)	200,000	194,752
2.00%, 10/25/31 (a)	250,000	219,640
4.25%, 09/08/32 (a)	250,000	243,015
4.38%, 02/15/33 (a)	200,000	194,566
5.63%, 10/23/33 (a)	200,000	208,792
		8,955,405
Sweden 0.0%
Svensk Exportkredit AB
3.75%, 09/13/27 (a)	300,000	298,248
3.75%, 05/08/28	500,000	494,745
4.13%, 06/14/28	750,000	746,287
4.25%, 02/01/29 (a)	200,000	199,066
3.63%, 03/12/29 (a)	400,000	392,128
3.75%, 07/29/30 (a)	200,000	194,596
4.88%, 10/04/30	500,000	506,305
		2,831,375
		47,784,935
U.S. 0.4%
Federal Farm Credit Banks Funding Corp.
4.50%, 03/26/27 (a)	1,000,000	1,002,610
4.00%, 01/06/28 (a)	500,000	497,700
4.13%, 03/20/29	1,000,000	992,490
Federal Home Loan Banks
4.00%, 06/30/28 (a)	3,500,000	3,480,505
3.25%, 11/16/28 (a)	2,850,000	2,787,015
4.75%, 12/08/28 (a)	1,500,000	1,510,905
4.13%, 06/14/30 (a)	750,000	740,265
4.75%, 03/10/34 (a)	1,500,000	1,501,350
5.50%, 07/15/36	330,000	346,916
Federal Home Loan Mortgage Corp.
6.75%, 03/15/31	1,200,000	1,309,092
6.25%, 07/15/32 (a)	3,100,000	3,366,476
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Federal National Mortgage Association
0.75%, 10/08/27 (a)	1,750,000	1,684,550
6.03%, 10/08/27 (a)	164,000	167,219
7.25%, 05/15/30	1,000,000	1,094,860
0.88%, 08/05/30 (a)	6,214,000	5,415,314
6.63%, 11/15/30	9,180,000	9,917,705
5.63%, 07/15/37	500,000	530,385
Private Export Funding Corp.
1.40%, 07/15/28 (a)	100,000	94,369
Tennessee Valley Authority
4.65%, 06/15/35	655,000	647,743
4.63%, 09/15/60 (a)	150,000	126,363
		37,213,832
		84,998,767

Local Authority 0.7%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.50%, 12/01/29	100,000	111,217
9.38%, 04/15/30	100,000	115,104
Province of Alberta
3.30%, 03/15/28 (a)	450,000	442,656
4.50%, 06/26/29 (a)	250,000	250,075
1.30%, 07/22/30 (a)	450,000	398,498
4.50%, 01/24/34 (a)	375,000	367,309
4.30%, 11/02/35 (a)	300,000	285,726
Province of British Columbia
4.70%, 01/24/28	850,000	853,281
4.80%, 11/15/28 (a)(d)	650,000	654,914
4.90%, 04/24/29 (a)	600,000	605,928
3.90%, 08/27/30	800,000	780,968
1.30%, 01/29/31 (a)	500,000	434,395
4.05%, 04/23/31 (a)	1,250,000	1,219,850
4.20%, 07/06/33 (a)	550,000	530,145
4.75%, 06/12/34 (a)	500,000	495,145
4.80%, 06/11/35 (a)	625,000	617,850
Province of Manitoba
1.50%, 10/25/28 (a)	325,000	305,510
4.30%, 07/27/33 (a)	200,000	193,788
4.90%, 05/31/34 (a)	275,000	274,755
Province of New Brunswick
3.63%, 02/24/28 (a)	150,000	148,259
Province of Ontario
4.20%, 01/18/29 (a)	650,000	646,080
3.80%, 01/29/29 (a)	850,000	837,114
3.70%, 09/17/29 (a)	800,000	782,024
2.00%, 10/02/29	400,000	371,432
4.70%, 01/15/30	750,000	754,125
3.90%, 09/04/30 (a)	800,000	780,944
1.13%, 10/07/30 (a)	500,000	436,510
1.60%, 02/25/31 (a)	250,000	220,110
4.05%, 04/16/31 (a)	750,000	733,087
1.80%, 10/14/31 (a)	500,000	435,710
2.13%, 01/21/32 (a)	375,000	329,764
5.05%, 04/24/34 (a)	550,000	556,957
4.85%, 06/11/35 (a)	500,000	497,220
4.45%, 11/20/35 (a)	475,000	457,192
4.85%, 05/29/36 (a)	1,000,000	988,490
Province of Quebec
3.63%, 04/13/28	1,350,000	1,333,665
4.50%, 04/03/29 (a)	900,000	900,279
7.50%, 09/15/29	421,000	456,120
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.35%, 05/28/30 (a)	250,000	222,725
3.88%, 01/14/31	1,200,000	1,165,680
1.90%, 04/21/31 (a)	250,000	221,905
4.50%, 09/08/33 (a)	350,000	343,291
4.25%, 09/05/34 (a)	400,000	383,024
4.63%, 08/28/35 (a)	600,000	584,910
4.63%, 06/03/36 (a)	800,000	775,840
Province of Saskatchewan
4.65%, 01/28/30 (a)	200,000	200,572
		24,500,143
U.S. 0.4%
Alameda County Joint Powers Authority
RB (Build America Bonds) Series 2010
7.05%, 12/01/44 (a)	100,000	108,511
American Municipal Power, Inc.
7.83%, 02/15/41 (a)	100,000	116,139
RB (Build America Bonds) Series 2010
8.08%, 02/15/50 (a)	250,000	301,320
Bay Area Toll Authority
RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	400,000	405,195
RB (Build America Bonds) Series 2010S1
7.04%, 04/01/50	224,524	245,011
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50 (a)	230,000	247,148
Board of Regents of the University of Texas System
2.44%, 08/15/49 (a)	75,000	43,391
TXBL-SER A
3.35%, 08/15/47 (a)	250,000	177,245
California Health Facilities Financing Authority
4.35%, 06/01/41 (a)	1,000,000	891,847
RB Series 2022
4.19%, 06/01/37 (a)	150,000	137,451
California State University
5.18%, 11/01/53 (a)	50,000	45,817
RB Series 2017B
3.90%, 11/01/47 (a)	300,000	240,285
RB Series 2020B
2.98%, 11/01/51 (a)	200,000	128,347
RB Series E
2.90%, 11/01/51 (a)	100,000	68,081
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40 (a)	100,000	105,563
Series C
4.47%, 01/01/49 (a)	90,000	74,598
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	660,367	719,066
City of Chicago
GO Bonds Series 2026A
5.88%, 01/01/31 (a)	75,000	75,268
City of Houston
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47 (a)	220,000	183,290
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
City of New York
6.27%, 12/01/37	200,000	207,063
6.29%, 02/01/45 (a)	60,000	61,545
5.56%, 10/01/45 (a)	50,000	48,318
5.65%, 02/01/46 (a)	100,000	96,515
5.37%, 10/01/51 (a)	100,000	91,945
5.80%, 02/01/52 (a)	200,000	194,449
6.39%, 02/01/55 (a)	125,000	127,839
5.39%, 10/01/55	500,000	453,261
GO Bonds Series 2023 B-1
5.83%, 10/01/53 (a)	200,000	195,504
GO Bonds Series 2024 D-1
5.09%, 10/01/49 (a)	75,000	67,100
GO Bonds Series 2024 D-1
5.11%, 10/01/54 (a)	75,000	65,891
GO Bonds Series 2024 D-2
5.26%, 10/01/44 (a)	200,000	186,129
City of San Antonio Electric & Gas Systems Revenue
5.81%, 02/01/41 (a)	300,000	302,057
5.47%, 02/01/45 (a)	100,000	98,196
5.57%, 02/01/50 (a)	200,000	193,774
City of San Francisco Public Utilities Commission Water Revenue
RB (Build America Bonds) Series 2010
6.95%, 11/01/50 (a)	150,000	161,173
Commonwealth Financing Authority
Series A
4.14%, 06/01/38 (a)	355,000	323,620
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	200,000	198,426
GO (Build America Bonds) Series 2010D
4.50%, 08/01/31	300,000	293,458
Series H
2.90%, 09/01/49	100,000	65,247
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	100,000	100,264
County of Broward Airport System Revenue
RB Series C
3.48%, 10/01/43 (a)	100,000	81,296
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45 (a)	150,000	160,577
County of Miami-Dade Aviation Revenue
RB Series C
4.28%, 10/01/41 (a)	175,000	154,884
County of Miami-Dade Seaport Department
6.22%, 11/01/55 (a)	100,000	101,366
County of Riverside
3.82%, 02/15/38 (a)	75,000	70,011
Dallas Area Rapid Transit
Series B
6.00%, 12/01/44	215,000	214,754
Dallas Convention Center Hotel Development Corp.
RB Series 2009
7.09%, 01/01/42 (a)	200,000	215,381
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	100,000	98,618
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dallas Fort Worth International Airport
4.51%, 11/01/51 (a)	200,000	166,725
RB Series 2020C
2.92%, 11/01/50 (a)	250,000	168,790
RB Series A
4.09%, 11/01/51 (a)	100,000	78,835
Series A
2.99%, 11/01/38 (a)	100,000	84,672
Series C
3.09%, 11/01/40 (a)	250,000	196,868
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14 (a)	100,000	78,913
Empire State Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39 (a)	70,000	70,641
Foothill-Eastern Transportation Corridor Agency
Series A
4.09%, 01/15/49 (a)	75,000	58,537
Series A
3.92%, 01/15/53 (a)	100,000	74,146
Golden State Tobacco Securitization Corp.
3.49%, 06/01/36 (a)	75,000	62,841
4.21%, 06/01/50 (a)	210,000	142,648
RB Series 2021 A-1
3.71%, 06/01/41 (a)	200,000	151,030
RB Series A
3.12%, 06/01/38 (a)	35,000	28,188
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	100,000	97,632
Series B
3.24%, 10/01/52 (a)	250,000	165,216
Health & Educational Facilities Authority of the State of Missouri
3.23%, 05/15/50 (a)	150,000	101,456
Illinois State Toll Highway Authority
RB (Build America Bonds) Series A
6.18%, 01/01/34 (a)	100,000	103,721
Indiana Finance Authority
RB Series 2021
3.05%, 01/01/51 (a)	75,000	52,670
JobsOhio Beverage System
RB Series 2013 B
4.53%, 01/01/35 (a)	275,000	269,560
Kansas Development Finance Authority
RB Series H
4.93%, 04/15/45 (a)	100,000	91,711
Los Angeles Community College District
GO (Build America Bonds) Series 2010
6.75%, 08/01/49 (a)	200,000	211,184
Los Angeles County Public Works Financing Authority
7.62%, 08/01/40 (a)	100,000	114,272
Los Angeles Department of Water & Power
6.60%, 07/01/50	200,000	207,428
RB (Build America Bonds) Series 2010
6.57%, 07/01/45 (a)	200,000	206,250
Louisiana Local Government Environmental Facilities & Community Development Authority
RB Series 2022 A
4.48%, 08/01/39 (a)	275,000	258,568
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series 2023
5.05%, 12/01/34 (a)	250,000	250,997
RB Series A
4.15%, 02/01/33 (a)	250,000	246,487
Series 2022-ELL, Class A3
4.28%, 02/01/36 (a)	200,000	192,905
Maryland Economic Development Corp.
5.43%, 05/31/56 (a)	100,000	92,868
RB Series 2024
5.94%, 05/31/57 (a)	75,000	74,191
Maryland Health & Higher Educational Facilities Authority
RB Series D
3.05%, 07/01/40 (a)	150,000	113,577
RB Series D
3.20%, 07/01/50 (a)	150,000	97,642
Massachusetts School Building Authority
RB Series 2010
5.72%, 08/15/39	150,000	151,546
Metropolitan Transportation Authority Dedicated Tax Fund
RB (Build America Bonds) Series C
7.34%, 11/15/39	175,000	196,361
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
RB (Build America Bonds) Series B
7.46%, 10/01/46	100,000	115,677
Metropolitan Water Reclamation District of Greater Chicago
GO Bonds Series 2009
5.72%, 12/01/38	200,000	199,708
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40 (a)	200,000	162,876
Michigan State University
RB Series A
4.50%, 08/15/48 (a)	75,000	66,472
RB Series A
4.17%, 08/15/22 (a)	75,000	51,272
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	235,000	242,908
RB (Build America Bonds) Series A
6.64%, 04/01/57	136,000	140,936
RB Series B
7.06%, 04/01/57	283,000	305,530
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	285,000	293,212
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series B
6.56%, 12/15/40	150,000	160,323
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	350,000	400,652
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41 (a)	550,000	610,390
New York City Municipal Water Finance Authority
RB (Build America Bonds) Series GG
5.72%, 06/15/42	125,000	121,821
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	251,494
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	100,000	98,031
New York State Dormitory Authority
5.23%, 07/01/35 (a)	210,000	210,380
5.83%, 07/01/55 (a)	75,000	74,314
RB Series 2009F
5.63%, 03/15/39 (a)	90,000	90,177
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49 (a)	250,000	264,266
Ohio State University
4.80%, 06/01/11 (a)	25,000	19,702
Oklahoma Development Finance Authority
4.62%, 06/01/44	100,000	93,303
4.85%, 02/01/45 (a)	100,000	95,081
5.09%, 02/01/52 (a)	75,000	68,327
RB Series 2022
4.38%, 11/01/45 (a)	150,000	137,372
RB Series 2022
4.71%, 05/01/52 (a)	100,000	88,766
Oregon School Boards Association
5.68%, 06/30/28	46,496	46,963
Pennsylvania State University
2.84%, 09/01/50	150,000	96,854
Permanent University Fund - Texas A&M University System
3.66%, 07/01/47 (a)	75,000	59,601
Port Authority of New York & New Jersey
5.65%, 11/01/40 (a)	100,000	102,919
3.14%, 02/15/51 (a)	100,000	70,413
5.07%, 07/15/53 (a)	200,000	181,724
Consolidated Bonds 164th Series
5.65%, 11/01/40 (a)	150,000	154,378
Consolidated Bonds 168th Series
4.93%, 10/01/51	300,000	267,207
Consolidated Bonds 174th Series
4.46%, 10/01/62 (a)	550,000	438,395
Consolidated Bonds 181st Series
4.96%, 08/01/46 (a)	100,000	92,233
Consolidated Bonds 192th Series
4.81%, 10/15/65 (a)	170,000	145,161
New Je Portrn 09/48 Fixed 4.031
4.03%, 09/01/48 (a)	80,000	63,907
RB Series 2019 215
3.29%, 08/01/69	100,000	60,158
Port of Morrow
RB Series 2020 1
2.54%, 09/01/40 (a)	100,000	74,320
Regents of the University of California Medical Center Pooled Revenue
4.13%, 05/15/32 (a)	200,000	192,647
RB (Build America Bonds) Series F
6.58%, 05/15/49	75,000	78,483
RB (Build America Bonds) Series H
6.55%, 05/15/48 (a)	100,000	103,958
RB Series 2022 Q
4.56%, 05/15/53 (a)	200,000	164,535
RB Series N
3.26%, 05/15/60 (a)	200,000	120,278
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series N
3.71%, 05/15/20 (a)	225,000	133,164
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	50,000	48,371
Rutgers The State University of New Jersey
Series P
3.92%, 05/01/19 (a)	100,000	63,489
Sales Tax Securitization Corp.
RB 2021 Series B
3.24%, 01/01/42 (a)	100,000	80,088
RB Series 2017B
3.59%, 01/01/43 (a)	115,000	96,222
RB Series B
3.82%, 01/01/48 (a)	150,000	115,777
Salt River Project Agricultural Improvement & Power District
RB (Build America Bonds) Series 2010
4.84%, 01/01/41 (a)	75,000	70,598
San Diego County Water Authority
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	100,000	99,527
San Jose Redevelopment Successor Agency
Series A
3.38%, 08/01/34 (a)	100,000	91,531
State Board of Administration Finance Corp.
RB Series 2024 A
5.53%, 07/01/34 (a)	200,000	204,205
Series A
2.15%, 07/01/30 (a)	600,000	545,168
State of California
3.50%, 04/01/28	100,000	98,607
2.50%, 10/01/29	100,000	94,028
4.88%, 09/01/30 (a)	75,000	75,643
1.75%, 11/01/30 (a)	100,000	89,065
4.05%, 04/01/31	100,000	97,342
5.75%, 10/01/31 (a)	75,000	78,346
4.35%, 11/01/32 (a)	75,000	72,912
5.15%, 09/01/34 (a)	200,000	201,531
GO (Build America Bonds) Series 2009
7.50%, 04/01/34 (a)	900,000	1,005,997
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	850,000	980,872
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	500,000	557,217
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	200,000	223,873
GO Bonds
5.10%, 09/01/35 (a)	100,000	99,948
GO Bonds
5.13%, 03/01/38 (a)	100,000	98,237
GO Bonds
7.60%, 11/01/40	600,000	698,252
GO Bonds Series 2010
7.63%, 03/01/40	300,000	344,521
GO Bonds Series 2021A
1.70%, 02/01/28 (a)	100,000	96,384
GO Bonds Series 2023
6.00%, 03/01/33 (a)	100,000	105,407
GO Bonds Series 2024
5.13%, 09/01/29 (a)	100,000	101,485
GO Bonds Series A
3.05%, 04/01/29 (a)	100,000	96,338
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State of Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32 (a)	350,000	363,003
State of Hawaii
4.21%, 04/01/31 (a)	100,000	98,382
State of Illinois
GO (Build America Bonds) Series 2010
6.63%, 02/01/35	121,154	125,092
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	64,286	68,410
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,624,274	1,622,941
State of Texas
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	543,639	539,688
State Public School Building Authority
RB Series A
5.00%, 09/15/27	100,000	100,552
Texas Department of Transportation State Highway Fund
RB (Build America Bonds) Series B
5.18%, 04/01/30	300,000	302,076
Texas Natural Gas Securitization Finance Corp.
RB 2023
5.10%, 04/01/35 (a)	355,854	359,039
RB Series 2023
5.17%, 04/01/41 (a)	350,000	344,914
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49 (a)	250,000	192,763
United Nations Development Corp.
6.54%, 08/01/55 (a)	50,000	51,717
University of California
RB Series 2015AQ
4.77%, 05/15/15 (a)	150,000	115,841
RB Series 2019 BD
3.35%, 07/01/29 (a)	100,000	96,721
RB Series AD
4.86%, 05/15/12	193,000	151,911
RB Series BG
1.61%, 05/15/30 (a)	250,000	224,454
University of Michigan
4.45%, 04/01/22 (a)	350,000	263,909
RB Series C
3.60%, 04/01/47	200,000	161,609
Series B
2.44%, 04/01/40 (a)	1,250,000	912,554
University of Minnesota
RB Series 2022
4.05%, 04/01/52 (a)	100,000	76,800
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	100,000	59,108
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020
2.26%, 09/01/50 (a)	400,000	224,801
Series C
4.18%, 09/01/17 (a)	100,000	70,458
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Williamsburg Economic Development Authority
RB Series 2025
4.96%, 11/01/35 (a)	100,000	97,582
		33,866,904
		58,367,047

Sovereign 1.1%
Canada 0.0%
Canada Government International Bonds
3.75%, 04/26/28 (a)	1,050,000	1,040,120
4.63%, 04/30/29 (a)	750,000	754,140
4.00%, 03/18/30	900,000	887,013
4.25%, 05/28/31	1,000,000	989,100
		3,670,373
Chile 0.1%
Chile Government International Bonds
3.24%, 02/06/28 (a)	450,000	441,103
4.85%, 01/22/29 (a)	500,000	500,975
2.45%, 01/31/31 (a)	300,000	270,402
4.35%, 04/13/31 (a)	200,000	194,862
2.55%, 01/27/32 (a)	400,000	352,432
2.55%, 07/27/33 (a)	200,000	169,422
3.50%, 01/31/34 (a)	450,000	402,066
4.95%, 01/05/36 (a)	400,843	387,980
5.65%, 01/13/37 (a)	300,000	304,269
3.10%, 05/07/41 (a)	550,000	405,257
4.34%, 03/07/42 (a)	650,000	553,039
3.63%, 10/30/42 (a)	150,000	116,030
3.86%, 06/21/47 (a)	500,000	378,535
3.50%, 01/25/50 (a)	800,000	555,280
4.00%, 01/31/52 (a)	200,000	150,054
5.33%, 01/05/54 (a)	300,000	274,116
3.10%, 01/22/61 (a)	750,000	443,437
3.25%, 09/21/71 (a)	450,000	265,442
		6,164,701
Hungary 0.0%
Hungary Government International Bonds
7.63%, 03/29/41	500,000	579,290
Indonesia 0.1%
Indonesia Government International Bonds
4.15%, 09/20/27 (a)	200,000	200,130
3.50%, 01/11/28 (a)	200,000	197,922
4.55%, 01/11/28 (a)	300,000	300,627
4.10%, 04/24/28 (a)	250,000	249,020
4.75%, 02/11/29 (a)	200,000	200,950
4.40%, 03/10/29 (a)	200,000	199,090
3.40%, 09/18/29	250,000	241,868
5.25%, 01/15/30 (a)	200,000	202,082
2.85%, 02/14/30 (a)	400,000	373,552
3.85%, 10/15/30 (a)	500,000	480,410
4.35%, 02/21/31 (a)	500,000	487,850
1.85%, 03/12/31 (a)	200,000	174,672
4.30%, 04/16/31 (a)	400,000	388,964
5.03%, 05/29/31 (a)	200,000	200,054
2.15%, 07/28/31 (a)	200,000	174,496
3.55%, 03/31/32 (a)	200,000	183,998
4.65%, 09/20/32 (a)	250,000	242,532
4.85%, 01/11/33 (a)	200,000	194,936
4.70%, 02/10/34 (a)	400,000	384,632
4.75%, 09/10/34 (a)	200,000	190,892
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.60%, 01/15/35 (a)	200,000	200,982
4.95%, 02/21/36 (a)	200,000	189,586
4.90%, 04/16/36 (a)	400,000	378,076
5.69%, 05/29/36 (a)	350,000	350,287
4.35%, 01/11/48 (a)	600,000	471,714
5.35%, 02/11/49 (a)	200,000	182,752
3.70%, 10/30/49 (a)	300,000	209,166
3.50%, 02/14/50 (a)	200,000	134,376
4.20%, 10/15/50 (a)	450,000	338,229
3.05%, 03/12/51 (a)	400,000	242,972
4.30%, 03/31/52 (a)	200,000	151,552
5.45%, 09/20/52 (a)(d)	200,000	182,164
5.65%, 01/11/53 (a)	200,000	187,262
5.10%, 02/10/54 (a)	200,000	174,076
5.15%, 09/10/54 (a)	200,000	174,696
5.48%, 02/21/56 (a)	200,000	185,798
3.20%, 09/23/61 (a)	200,000	115,592
4.45%, 04/15/70 (a)	200,000	148,586
3.35%, 03/12/71 (a)	200,000	117,568
		9,404,111
Israel 0.1%
Israel Government International Bonds
3.25%, 01/17/28 (a)	200,000	195,746
5.38%, 03/12/29	300,000	303,174
5.38%, 02/19/30 (a)	400,000	404,120
2.75%, 07/03/30 (a)	550,000	504,817
4.50%, 01/13/31	900,000	877,266
4.50%, 01/17/33 (a)	550,000	524,881
5.50%, 03/12/34 (a)	700,000	703,017
5.63%, 02/19/35 (a)	700,000	707,406
5.00%, 01/13/36 (a)	900,000	868,158
4.50%, 01/30/43	300,000	250,158
4.13%, 01/17/48 (a)	200,000	150,118
3.88%, 07/03/50 (a)	500,000	350,145
5.75%, 03/12/54	700,000	642,397
5.88%, 01/13/56 (a)	900,000	844,119
4.50%, 04/03/20 (a)	200,000	142,466
State of Israel
2.50%, 01/15/30 (a)	200,000	183,866
3.38%, 01/15/50 (a)	350,000	225,887
		7,877,741
Italy 0.0%
Republic of Italy Government International Bonds
2.88%, 10/17/29	475,000	450,376
5.38%, 06/15/33	550,000	560,676
4.00%, 10/17/49 (a)	550,000	403,986
3.88%, 05/06/51	700,000	497,133
		1,912,171
Mexico 0.3%
Mexico Government International Bonds
4.50%, 04/22/29 (a)	800,000	794,432
5.00%, 05/07/29 (a)	200,000	200,672
3.25%, 04/16/30 (a)	500,000	469,260
6.00%, 05/13/30 (a)	400,000	411,576
4.75%, 03/22/31 (a)	250,000	243,163
2.66%, 05/24/31 (a)	1,000,000	881,410
8.30%, 08/15/31	150,000	172,812
4.75%, 04/27/32 (a)	700,000	667,247
5.85%, 07/02/32 (a)	1,050,000	1,055,691
5.38%, 03/22/33 (a)	975,000	946,676
7.50%, 04/08/33	200,000	222,810
4.88%, 05/19/33 (a)	600,000	564,720
5.63%, 02/09/34 (a)	750,000	729,637
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 02/12/34 (a)	1,000,000	846,400
6.75%, 09/27/34 (a)	462,000	481,617
6.35%, 02/09/35 (a)	800,000	808,752
5.63%, 09/22/35 (a)	650,000	623,493
6.00%, 05/07/36 (a)(d)	950,000	929,936
6.88%, 05/13/37 (a)	1,100,000	1,134,265
6.25%, 08/27/37 (a)	1,500,000	1,474,110
6.63%, 01/29/38 (a)	800,000	803,864
6.13%, 02/09/38 (a)	1,100,000	1,061,148
6.05%, 01/11/40	750,000	711,360
4.28%, 08/14/41 (a)	600,000	460,254
4.75%, 03/08/44	1,000,000	781,290
5.55%, 01/21/45 (a)	725,000	636,717
4.60%, 01/23/46 (a)	450,000	336,456
4.35%, 01/15/47 (a)	600,000	427,566
4.60%, 02/10/48 (a)	600,000	439,110
4.50%, 01/31/50 (a)	475,000	339,292
5.00%, 04/27/51 (a)	650,000	494,487
4.40%, 02/12/52 (a)	450,000	310,163
6.34%, 05/04/53 (a)	600,000	540,612
6.40%, 05/07/54 (a)	500,000	453,415
7.38%, 05/13/55 (a)	700,000	716,058
6.75%, 02/09/56 (a)	900,000	847,935
3.77%, 05/24/61 (a)	1,100,000	632,973
5.75%, 10/12/10	720,000	562,421
		24,213,800
Panama 0.1%
Panama Government International Bonds
8.88%, 09/30/27	250,000	260,952
3.88%, 03/17/28 (a)	400,000	393,704
9.38%, 04/01/29	150,000	165,785
3.16%, 01/23/30 (a)	400,000	375,448
7.50%, 03/01/31 (a)	200,000	217,562
2.25%, 09/29/32 (a)	600,000	498,522
3.30%, 01/19/33 (a)	200,000	175,596
5.23%, 02/23/34 (a)	200,000	194,416
6.40%, 02/14/35 (a)	850,000	882,495
6.70%, 01/26/36	581,000	613,211
6.88%, 01/31/36 (a)	200,000	213,502
5.66%, 02/23/38 (a)	400,000	390,224
8.00%, 03/01/38 (a)	200,000	229,886
4.50%, 05/15/47 (a)	250,000	198,213
4.50%, 04/16/50 (a)	600,000	460,122
4.30%, 04/29/53 (a)	400,000	292,888
6.85%, 03/28/54 (a)	400,000	413,632
4.50%, 04/01/56 (a)	750,000	556,005
7.88%, 03/01/57 (a)	200,000	233,164
3.87%, 07/23/60 (a)	650,000	423,208
4.50%, 01/19/63 (a)	450,000	328,608
		7,517,143
Peru 0.1%
Peru Government International Bonds
2.84%, 06/20/30 (a)	200,000	187,380
2.78%, 01/23/31 (a)	700,000	640,976
1.86%, 12/01/32 (a)	300,000	246,402
8.75%, 11/21/33	575,000	685,992
3.00%, 01/15/34 (a)	600,000	511,002
5.38%, 02/08/35 (a)	350,000	346,203
5.50%, 03/30/36 (a)	588,000	582,055
6.55%, 03/14/37 (a)	300,000	319,812
3.30%, 03/11/41 (a)	250,000	189,690
5.63%, 11/18/50	795,000	742,450
3.55%, 03/10/51 (a)	350,000	235,113
5.88%, 08/08/54 (a)	475,000	452,746
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.20%, 06/30/55 (a)	375,000	372,101
2.78%, 12/01/60 (a)	525,000	276,334
3.60%, 01/15/72 (a)	200,000	123,084
3.23%, 07/28/21 (a)	200,000	105,164
		6,016,504
Philippines 0.1%
Philippines Government International Bonds
3.00%, 02/01/28	400,000	392,496
3.75%, 01/14/29 (a)	200,000	196,474
9.50%, 02/02/30	600,000	686,478
4.38%, 03/05/30	200,000	197,108
2.46%, 05/05/30 (a)	200,000	183,784
7.75%, 01/14/31	550,000	610,901
1.65%, 06/10/31	200,000	172,132
4.25%, 07/27/31 (a)	200,000	194,262
4.63%, 12/24/31 (a)	200,000	196,774
1.95%, 01/06/32 (a)	200,000	171,588
6.38%, 01/15/32	300,000	319,062
3.56%, 09/29/32 (a)	200,000	184,000
5.61%, 04/13/33 (a)	200,000	203,902
5.00%, 07/17/33 (a)	400,000	394,064
5.25%, 05/14/34 (a)	200,000	198,240
6.38%, 10/23/34	600,000	637,518
5.50%, 02/04/35 (a)	600,000	600,900
4.75%, 03/05/35 (a)	200,000	190,252
5.00%, 01/27/36 (a)	700,000	672,791
5.33%, 06/24/36 (a)	500,000	490,120
5.00%, 01/13/37 (a)	400,000	381,748
3.95%, 01/20/40 (a)	400,000	331,360
3.70%, 03/01/41 (a)	350,000	276,245
3.70%, 02/02/42	400,000	310,616
2.95%, 05/05/45 (a)	400,000	261,368
2.65%, 12/10/45 (a)	400,000	245,412
3.20%, 07/06/46 (a)	500,000	333,475
4.20%, 03/29/47 (a)	500,000	388,270
5.95%, 10/13/47 (a)	200,000	195,938
5.50%, 01/17/48 (a)	200,000	184,736
5.60%, 05/14/49 (a)	200,000	186,198
5.18%, 09/05/49 (a)	200,000	175,706
5.90%, 02/04/50 (a)	200,000	193,866
5.75%, 01/27/51 (a)	450,000	426,325
		10,784,109
Poland 0.1%
Republic of Poland Government International Bonds
5.50%, 11/16/27 (a)	600,000	607,590
4.63%, 03/18/29 (a)	375,000	376,511
4.88%, 02/12/30 (a)	700,000	704,788
4.63%, 04/14/31 (a)	250,000	247,948
5.75%, 11/16/32 (a)	425,000	438,723
4.88%, 10/04/33 (a)	500,000	489,145
5.13%, 09/18/34 (a)	800,000	787,608
5.38%, 02/12/35 (a)	750,000	745,763
5.38%, 04/14/36 (a)	750,000	739,230
5.50%, 04/04/53 (a)	700,000	626,675
5.50%, 03/18/54 (a)	950,000	849,879
6.13%, 04/14/56 (a)	650,000	628,290
		7,242,150
Republic of Korea 0.0%
Korea International Bonds
3.50%, 09/20/28 (a)	200,000	196,396
3.63%, 02/12/29	700,000	687,533
2.50%, 06/19/29	200,000	189,942
4.50%, 07/03/29 (a)	200,000	200,412
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.63%, 10/29/30 (a)	700,000	675,570
3.88%, 02/12/31 (a)	400,000	388,820
1.75%, 10/15/31 (a)	200,000	174,312
4.13%, 06/10/44 (a)	200,000	173,810
		2,686,795
Uruguay 0.1%
Oriental Republic of Uruguay
5.25%, 09/10/60 (a)	350,000	308,207
Uruguay Government International Bonds
4.38%, 10/27/27	366,667	366,384
4.38%, 01/23/31 (a)	475,000	471,893
5.75%, 10/28/34 (a)	500,000	514,105
7.63%, 03/21/36 (a)	250,000	287,768
5.44%, 02/14/37 (a)	650,000	649,395
4.13%, 11/20/45	150,000	124,752
5.10%, 06/18/50 (a)	1,050,000	934,353
4.98%, 04/20/55 (a)	600,000	514,170
		4,171,027
		92,239,915

Supranational* 1.3%
African Development Bank
4.38%, 11/03/27(a)	500,000	500,145
4.38%, 03/14/28	250,000	250,068
3.88%, 06/12/28(a)	360,000	356,998
3.50%, 09/18/29(a)	900,000	876,024
4.00%, 03/18/30	800,000	787,840
3.63%, 03/03/31(a)	500,000	482,055
5.75%, 05/07/34(a)(b)(j)	200,000	195,726
4.50%, 06/12/35	180,000	176,852
5.88%, 08/07/35(a)(b)(j)	200,000	195,974
4.13%, 01/22/36(a)	500,000	475,840
Asian Development Bank
2.50%, 11/02/27(a)	500,000	489,750
4.38%, 01/14/28	1,200,000	1,200,600
2.75%, 01/19/28(a)	500,000	489,430
3.75%, 04/25/28	800,000	792,392
1.25%, 06/09/28(a)	500,000	473,840
5.82%, 06/16/28(a)	250,000	255,638
4.50%, 08/25/28	950,000	952,460
3.13%, 09/26/28(a)	125,000	121,985
4.88%, 09/26/28(a)	500,000	500,140
4.38%, 03/06/29(a)	850,000	849,405
1.88%, 03/15/29(a)	300,000	281,940
3.63%, 08/28/29(a)	850,000	831,181
1.75%, 09/19/29(a)	450,000	415,922
1.88%, 01/24/30	400,000	367,860
4.13%, 05/30/30	1,000,000	988,100
3.75%, 08/28/30(a)	750,000	730,155
0.75%, 10/08/30	450,000	387,689
1.50%, 03/04/31(a)	500,000	439,410
4.25%, 05/28/31	1,500,000	1,483,050
3.13%, 04/27/32(a)	250,000	232,215
3.88%, 09/28/32(a)	450,000	433,184
4.00%, 01/12/33(a)	500,000	483,645
3.88%, 06/14/33(a)	500,000	478,450
4.13%, 01/12/34(a)	500,000	483,605
4.38%, 03/22/35(a)	550,000	537,416
4.25%, 01/14/36	750,000	722,550
4.63%, 08/26/36(a)	500,000	494,330
Asian Infrastructure Investment Bank
3.75%, 09/14/27(a)	300,000	298,413
4.00%, 01/18/28	300,000	298,620
3.63%, 09/15/28	750,000	739,410
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 01/18/29	600,000	596,244
4.50%, 01/16/30(a)	1,050,000	1,051,533
3.88%, 04/22/31(a)	500,000	486,990
4.25%, 03/13/34(a)	275,000	267,864
4.50%, 05/21/35(a)	200,000	196,960
4.13%, 01/14/36(a)	500,000	476,950
Corp. Andina de Fomento
5.00%, 01/24/29(a)	400,000	404,016
5.00%, 01/22/30(a)	500,000	505,500
4.63%, 01/15/36	1,250,000	1,205,812
Council of Europe Development Bank
3.63%, 05/08/28	700,000	691,838
4.13%, 01/24/29(a)	350,000	347,715
4.00%, 05/21/29(a)	250,000	247,418
4.50%, 01/15/30	400,000	400,768
3.75%, 01/14/31	250,000	242,715
European Bank for Reconstruction & Development
4.38%, 03/09/28	850,000	850,204
4.13%, 01/25/29	850,000	844,449
4.25%, 05/29/31(a)	525,000	519,031
4.25%, 03/13/34(a)	400,000	389,128
European Investment Bank
0.63%, 10/21/27(a)	100,000	95,977
3.25%, 11/15/27	1,350,000	1,333,341
3.88%, 03/15/28	1,150,000	1,142,019
3.88%, 06/15/28	800,000	793,384
4.50%, 10/16/28(a)	875,000	877,266
4.00%, 02/15/29(a)	1,100,000	1,089,649
1.75%, 03/15/29(a)	500,000	468,480
3.75%, 05/15/29(a)	1,050,000	1,032,213
4.75%, 06/15/29	1,600,000	1,613,600
1.63%, 10/09/29	350,000	321,878
3.75%, 11/15/29(a)	1,175,000	1,151,018
4.50%, 03/14/30	2,500,000	2,503,275
0.88%, 05/17/30	170,000	149,348
3.63%, 07/15/30	950,000	921,481
0.75%, 09/23/30	500,000	431,665
3.88%, 10/15/30(a)	950,000	928,169
1.25%, 02/14/31(a)	950,000	826,842
3.75%, 03/13/31(a)	2,250,000	2,181,780
1.63%, 05/13/31	250,000	219,815
4.38%, 10/10/31(a)	1,000,000	993,280
4.38%, 11/25/31(a)	500,000	496,340
4.25%, 08/16/32(a)	1,210,000	1,188,970
3.75%, 02/14/33(a)	1,200,000	1,144,008
4.38%, 08/16/33(a)	1,500,000	1,476,495
4.13%, 02/13/34(a)	1,000,000	966,760
4.63%, 02/12/35(a)	750,000	746,227
4.25%, 02/08/36(a)	1,150,000	1,107,197
4.88%, 02/15/36	550,000	555,560
Inter-American Development Bank
0.63%, 09/16/27(a)	500,000	481,385
4.00%, 01/12/28(a)	400,000	398,208
1.13%, 07/20/28(a)	675,000	635,924
3.13%, 09/18/28(a)	650,000	634,413
4.13%, 02/15/29(a)	925,000	918,997
2.25%, 06/18/29(a)	700,000	660,408
3.50%, 09/14/29(a)	700,000	681,674
4.80%, 01/22/30(a)	100,000	99,708
4.50%, 02/15/30	1,550,000	1,552,294
3.75%, 06/14/30	500,000	487,700
1.13%, 01/13/31(a)	1,000,000	867,640
4.25%, 08/11/31(a)	1,500,000	1,482,240
3.63%, 09/17/31(a)	500,000	479,925
3.50%, 04/12/33(a)	500,000	468,435
4.50%, 09/13/33(a)	500,000	495,865
4.38%, 07/17/34	650,000	636,948
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 07/16/35(a)	780,000	759,767
4.13%, 01/23/36(a)	1,000,000	952,320
3.20%, 08/07/42(a)	250,000	195,648
4.38%, 01/24/44(a)	150,000	135,050
Inter-American Investment Corp.
4.13%, 02/15/28(a)	200,000	199,200
4.75%, 09/19/28	200,000	201,320
3.63%, 11/20/28(a)	430,000	422,965
4.25%, 02/14/29(a)	150,000	149,285
4.25%, 04/01/30(a)	200,000	198,274
4.38%, 05/28/31(a)	250,000	248,038
International Bank for Reconstruction & Development
2.50%, 11/22/27(a)	450,000	440,316
0.75%, 11/24/27(a)	1,200,000	1,148,880
1.38%, 04/20/28	1,200,000	1,144,212
3.63%, 05/05/28(a)	750,000	741,345
3.50%, 07/12/28(a)	1,700,000	1,674,194
4.63%, 08/01/28(a)	900,000	904,383
1.13%, 09/13/28	1,200,000	1,125,144
3.63%, 09/21/29	800,000	781,912
3.88%, 10/16/29(a)	1,250,000	1,229,837
1.75%, 10/23/29(a)	575,000	530,156
3.88%, 02/14/30	1,250,000	1,227,100
4.13%, 03/20/30(a)	2,750,000	2,720,135
0.88%, 05/14/30(a)	1,225,000	1,076,456
4.00%, 07/25/30(a)	750,000	737,317
0.75%, 08/26/30(a)	750,000	648,975
3.50%, 10/28/30	1,150,000	1,107,277
4.00%, 01/10/31(a)	1,250,000	1,225,575
1.25%, 02/10/31(a)	925,000	805,194
4.50%, 04/10/31(a)	750,000	749,797
1.63%, 11/03/31(a)	1,250,000	1,083,862
4.63%, 01/15/32	2,500,000	2,507,750
2.50%, 03/29/32(a)	750,000	674,482
4.00%, 05/06/32(a)	1,250,000	1,214,350
4.50%, 08/25/33(a)	1,000,000	991,250
4.75%, 11/14/33(a)	800,000	805,144
3.88%, 08/28/34(a)	850,000	804,261
4.75%, 02/15/35	80,000	80,254
4.38%, 08/27/35(a)	500,000	487,140
4.50%, 05/20/36(a)	2,575,000	2,521,955
International Finance Corp.
4.50%, 01/21/28(a)	500,000	501,075
4.50%, 07/13/28	400,000	401,008
3.50%, 01/22/29(a)	800,000	783,816
4.25%, 07/02/29(a)	450,000	447,970
3.88%, 07/02/30(a)	500,000	489,730
0.75%, 08/27/30	400,000	346,312
4.25%, 07/14/31(a)	500,000	494,275
Japan Bank for International Cooperation
3.88%, 07/03/28	250,000	247,283
Nordic Investment Bank
4.38%, 03/14/28(a)	500,000	500,145
3.75%, 08/28/28(a)	300,000	296,619
4.25%, 02/28/29(a)	250,000	249,053
3.75%, 05/09/30	400,000	390,116
3.75%, 01/23/31(a)	500,000	485,185
		109,296,350
Total Government Related (Cost $363,357,778)		344,902,079

SECURITIZED 25.2% OF NET ASSETS

Asset-Backed Securities 0.0%
Auto Backed 0.0%
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Honda Auto Receivables Owner Trust
Series 2026-1, Class A3
3.78%, 09/23/30 (a)	1,000,000	985,797
Electric 0.0%
Duke Energy Carolinas SC Storm Funding LLC
4.90%, 03/01/46 (a)	100,000	96,404
PG&E Wildfire Recovery Funding LLC
3.59%, 06/01/32 (a)	51,545	50,324
4.26%, 06/01/38 (a)	100,000	94,147
4.45%, 12/01/49 (a)	200,000	167,976
4.67%, 12/01/53 (a)	200,000	166,870
		575,721
Utilities 0.0%
PG&E Wildfire Recovery Funding LLC
5.10%, 06/01/52 (a)	175,000	154,369
		1,715,887

Commercial Mortgage-Backed Security 1.9%
Bank
Series 2017-BNK7, Class A5
3.44%, 09/15/60 (a)	150,000	147,894
Series 2017-BNK8, Class A4
3.49%, 11/15/50 (a)	1,190,000	1,165,061
Series 2017-BNK9, Class A4
3.54%, 11/15/54 (a)	940,912	927,263
Series 2019-BN19, Class A3
3.18%, 08/15/61 (a)	600,000	564,785
Series 2019-BN24, Class A3
2.96%, 11/15/62 (a)	6,000,000	5,624,888
Series 2020-BN26, Class A4
2.40%, 03/15/63 (a)	300,000	273,155
Series 2025-BNK50, Class A5
5.65%, 05/15/68 (a)	400,000	408,165
Series 2025-BNK51, Class A5
5.29%, 12/25/67 (a)	805,000	799,325
BBCMS Mortgage Trust
Series 2018-C2, Class A4
4.05%, 12/15/51 (a)	449,000	441,904
Series 2023-C21, Class A5
6.00%, 09/15/56 (a)(k)	1,940,000	2,010,654
Series 2024-C26, Class A5
5.83%, 05/15/57 (a)	3,200,000	3,293,653
Series 2024-C28, Class A3
5.89%, 09/15/57 (a)	1,205,000	1,223,864
Series 2024-C28, Class A4
5.12%, 09/15/57 (a)	1,455,000	1,429,080
Series 2024-C28, Class A5
5.40%, 09/15/57 (a)	1,000,000	1,003,233
Series 2025-C32, Class A4
5.43%, 02/15/62 (a)	1,000,000	1,008,374
Series 2025-C32, Class A5
5.72%, 02/15/62 (a)	1,000,000	1,024,853
Benchmark Mortgage Trust
Series 2019-B10, Class A4
3.72%, 03/15/62 (a)	5,090,000	4,923,307
Series 2019-B12, Class A5
3.12%, 08/15/52 (a)	700,000	663,105
Series 2019-B13, Class A4
2.95%, 08/15/57 (a)	3,500,000	3,285,897
Series 2019-B9, Class A5
4.02%, 03/15/52 (a)	600,000	583,636
Series 2020-B16, Class A5
2.73%, 02/15/53 (a)	1,000,000	922,878
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2025-V14, Class A3
5.18%, 04/15/57 (a)	2,500,000	2,502,845
BMO Mortgage Trust
Series 2023-C5, Class A4
5.49%, 06/15/56 (a)	1,200,000	1,210,056
Series 2024-C9, Class A5
5.76%, 07/15/57 (a)	4,500,000	4,599,760
CD Mortgage Trust
Series 2016-CD2, Class A4
3.53%, 11/10/49 (a)	208,610	204,902
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class A3
3.84%, 12/10/54 (a)	2,200,000	2,192,865
Citigroup Commercial Mortgage Trust
Series 2017-C4, Class A4
3.47%, 10/12/50 (a)	5,700,000	5,630,163
Series 2019-C7, Class A4
3.10%, 12/15/72 (a)	1,780,000	1,672,983
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class A5
3.02%, 09/15/52 (a)	2,500,000	2,346,938
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)(k)	935,611	933,274
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K061, Class A2
3.35%, 11/25/26 (a)(k)	2,117,947	2,110,576
Series K062, Class A2
3.41%, 12/25/26 (a)	286,471	285,353
Series K064, Class A2
3.22%, 03/25/27 (a)	705,983	701,901
Series K066, Class A2
3.12%, 06/25/27 (a)	1,177,916	1,166,918
Series K070, Class A2
3.30%, 11/25/27 (a)(k)	500,000	493,240
Series K071, Class A2
3.29%, 11/25/27 (a)	2,000,000	1,970,728
Series K072, Class A2
3.44%, 12/25/27 (a)	838,377	827,258
Series K074, Class A2
3.60%, 01/25/28 (a)	3,444,102	3,399,684
Series K078, Class A2
3.85%, 06/25/28 (a)	1,182,367	1,167,544
Series K083, Class A2
4.05%, 09/25/28 (a)(k)	250,000	246,866
Series K085, Class A2
4.06%, 10/25/28 (a)(k)	700,000	691,090
Series K087, Class A2
3.77%, 12/25/28 (a)	96,238	94,402
Series K088, Class A2
3.69%, 01/25/29 (a)	975,000	953,746
Series K089, Class A2
3.56%, 01/25/29 (a)	1,500,000	1,462,634
Series K099, Class A2
2.60%, 09/25/29 (a)	2,210,000	2,082,894
Series K112, Class A2
1.31%, 05/25/30 (a)	1,910,000	1,693,506
Series K118, Class A2
1.49%, 09/25/30 (a)	1,000,000	883,842
Series K124, Class A2
1.66%, 12/25/30 (a)	1,800,000	1,587,606
Series K125, Class A1
1.10%, 08/25/30 (a)	772,754	718,100
Series K130, Class A2
1.72%, 06/25/31 (a)	2,000,000	1,748,922
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K143, Class A2
2.35%, 03/25/32 (a)	1,000,000	882,041
Series K144, Class A2
2.45%, 04/25/32 (a)	1,200,000	1,062,218
Series K146, Class A2
2.92%, 06/25/32 (a)	2,935,000	2,657,313
Series K147, Class A2
3.00%, 06/25/32 (a)	10,500,000	9,541,457
Series K148, Class A2
3.50%, 07/25/32 (a)	1,500,000	1,398,579
Series K149, Class A2
3.53%, 08/25/32 (a)	1,000,000	933,112
Series K150, Class A2
3.71%, 09/25/32 (a)	700,000	658,587
Series K1512, Class A2
2.99%, 05/25/31 (a)	2,500,000	2,320,888
Series K1518, Class A2
1.86%, 10/25/35 (a)	1,566,000	1,216,704
Series K153, Class A2
3.82%, 12/25/32 (a)(k)	1,200,000	1,133,409
Series K154, Class A2
3.42%, 04/25/32 (a)	700,000	675,277
Series K157, Class A2
3.99%, 05/25/33 (a)	360,000	350,284
Series K157, Class A2
4.20%, 05/25/33 (a)	800,000	768,939
Series K159, Class A2
4.50%, 07/25/33 (a)	17,577,007	17,174,261
Series K162, Class A2
5.15%, 12/25/33 (a)	5,572,829	5,645,966
Series K163, Class A2
5.00%, 03/25/34 (a)(k)	600,000	602,350
Series K167, Class A2
4.76%, 10/25/34 (a)	1,344,653	1,327,877
Series K-169, Class A2
4.66%, 12/25/34 (a)	1,000,000	980,194
Series K173, Class A2
4.60%, 09/25/35 (a)	1,621,000	1,576,275
Series K-176, Class A2
4.39%, 12/25/35 (a)	816,000	779,665
Series K554, Class A2
4.22%, 12/25/30 (a)	600,000	587,466
Series K751, Class A2
4.41%, 03/25/30 (a)	1,200,000	1,188,522
GS Mortgage Securities Trust
Series 2020-GC45, Class A5
2.91%, 02/13/53 (a)	3,000,000	2,800,636
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP4, Class A4
3.65%, 12/15/49 (a)(k)	2,034,000	2,027,063
Series 2017-JP5, Class A5
3.72%, 03/15/50 (a)	2,430,000	2,421,106
JPMDB Commercial Mortgage Securities Trust
Series 2018-C8, Class A3
3.94%, 06/15/51 (a)	242,120	238,932
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C28, Class A4
3.54%, 01/15/49 (a)	221,838	219,410
Morgan Stanley Capital I Trust
Series 2017-H1, Class A4
3.26%, 06/15/50 (a)	214,222	212,372
Series 2020-HR8, Class A4
2.04%, 07/15/53 (a)	1,000,000	897,722
Series 2021-L7, Class A5
2.57%, 10/15/54 (a)	1,125,000	990,946
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4
3.43%, 08/15/50 (a)	200,000	196,813
Series 2017-C6, Class A5
3.58%, 12/15/50 (a)	1,200,000	1,181,050
Wells Fargo Commercial Mortgage Trust
Series 2017-C40, Class A4
3.58%, 10/15/50 (a)	1,020,000	1,009,806
Series 2017-C41, Class A4
3.47%, 11/15/50 (a)	300,000	294,999
Series 2017-C42, Class A4
3.59%, 12/15/50 (a)	1,400,000	1,378,158
Series 2018-C44, Class A5
4.21%, 05/15/51 (a)	950,000	937,856
Series 2018-C47, Class A3
4.18%, 09/15/61 (a)	475,320	468,267
Series 2019-C50, Class A5
3.73%, 05/15/52 (a)	675,000	652,380
Series 2019-C51, Class A4
3.31%, 06/15/52 (a)	1,800,000	1,707,948
Series 2019-C53, Class A4
3.04%, 10/15/52 (a)	500,000	470,512
Series 2020-C55, Class A5
2.73%, 02/15/53 (a)	1,950,000	1,807,674
Series 2020-C58, Class A4
2.09%, 07/15/53 (a)	1,645,000	1,456,587
Series 2022-C62, Class A4
4.00%, 04/15/55 (a)(k)	300,000	280,226
Series 2025-C64, Class A5
5.65%, 02/15/58 (a)	150,000	152,755
		152,570,172

Mortgage-Backed Securities Pass-Through 23.3%
Federal Home Loan Mortgage Corp.
1.00%, 10/01/36 (a)	238,218	204,771
1.50%, 08/01/35 to 08/01/51 (a)	35,695,146	28,541,291
2.00%, 01/01/28 to 04/01/52 (a)	163,565,355	132,346,886
2.50%, 04/01/27 to 07/01/52 (a)	102,538,540	85,922,064
3.00%, 10/01/26 to 06/01/53 (a)	72,626,501	63,568,773
3.50%, 10/01/26 to 02/01/53 (a)	20,875,500	19,023,319
4.00%, 01/01/31 to 03/01/56 (a)	19,398,363	18,137,189
4.50%, 05/01/34 to 05/01/56 (a)	23,320,470	22,365,016
5.00%, 11/01/33 to 07/01/56 (a)	79,055,387	76,854,886
5.50%, 06/01/33 to 08/01/56 (a)	79,288,100	78,961,778
6.00%, 05/01/32 to 07/01/56 (a)	59,180,053	60,264,499
6.50%, 02/01/36 to 10/01/55 (a)	23,366,506	24,239,507
7.00%, 12/01/53 to 12/01/55 (a)	1,978,111	2,075,814
Federal National Mortgage Association
1.00%, 03/01/36 to 07/01/36 (a)	551,322	476,900
1.50%, 08/01/35 to 06/01/51 (a)	46,867,124	38,601,643
2.00%, 06/01/28 to 05/01/52 (a)	234,925,504	189,756,144
2.50%, 07/01/27 to 05/01/52 (a)	160,593,411	134,514,546
3.00%, 10/01/26 to 04/01/52 (a)	59,305,934	52,380,342
3.00%, 09/14/56 (a)(l)	17,500,000	14,919,319
3.50%, 09/01/26 to 10/01/52 (a)	59,821,121	54,226,439
4.00%, 06/01/27 to 04/01/56 (a)	51,611,097	48,038,906
4.50%, 03/01/30 to 05/01/56 (a)	39,663,339	37,757,938
5.00%, 11/01/33 to 07/01/56 (a)	64,968,862	63,331,534
5.50%, 03/01/33 to 09/01/56 (a)	84,947,787	84,791,496
6.00%, 04/01/35 to 05/01/56 (a)	58,757,787	59,805,048
6.50%, 08/01/34 to 07/01/56 (a)	24,407,335	25,304,752
7.00%, 10/01/53 to 09/01/55 (a)	3,309,779	3,467,719
7.50%, 11/01/53 to 08/01/54 (a)	426,572	448,928
Federal National Mortgage Association, TBA
5.50%, 09/14/56 (a)(l)	4,500,000	4,454,273
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Government National Mortgage Association
1.50%, 03/20/51 to 10/20/51 (a)	653,228	501,439
2.00%, 04/20/36 to 05/20/52 (a)	74,867,252	60,144,654
2.50%, 08/20/27 to 05/20/52 (a)	77,340,252	64,786,021
3.00%, 04/20/27 to 05/20/52 (a)	53,291,449	46,720,282
3.50%, 09/20/32 to 04/20/56 (a)	46,657,847	42,045,295
4.00%, 06/15/39 to 05/20/56 (a)	26,224,937	24,342,542
4.50%, 07/15/39 to 06/20/56 (a)	39,335,607	37,317,535
5.00%, 02/20/33 to 08/20/56 (a)	76,482,272	74,460,473
5.50%, 04/15/33 to 08/20/56 (a)	65,273,490	65,096,355
6.00%, 04/20/44 to 08/20/56 (a)	31,410,752	31,951,042
6.50%, 01/20/53 to 08/20/56 (a)	12,193,922	12,599,560
7.00%, 01/20/53 to 12/20/54 (a)	983,037	1,021,321
7.50%, 12/20/53 (a)	60,384	62,350
Government National Mortgage Association, TBA
4.00%, 09/01/56 (a)(l)	6,000,000	5,416,848
4.50%, 09/01/56 (a)(l)	5,000,000	4,681,290
Uniform Mortgage-Backed Security, TBA
3.50%, 09/14/56 (a)(l)	20,500,000	18,185,376
4.00%, 09/14/56 (a)(l)	14,500,000	13,233,207
4.50%, 09/14/56 (a)(l)	16,000,000	15,019,728
5.00%, 09/14/56 (a)(l)	5,000,000	4,824,302
		1,947,191,340
Total Securitized (Cost $2,253,671,691)		2,101,477,399

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 1.7% OF NET ASSETS

Money Market Funds 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (m)	136,842,854	136,842,854
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (m)(n)	5,970,348	5,970,348
		142,813,202
Total Short-Term Investments (Cost $142,813,202)		142,813,202
Total Investments in Securities (Cost $8,857,518,674)		8,433,535,230

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	All or a portion of this security is on loan.
(e)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At the period end, the value of these amounted to $19,032,554 or 0.2% of net assets.

(f)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	Guaranteed by the Republic of Germany.
(i)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(j)	Perpetual security. Maturity date represents the next call date.
(k)	Fixed rate is determined by a formula set forth in the security’s offering documents and is affected by the current WAC of the underlying loans.
(l)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(m)	The rate shown is the annualized 7-day yield.
(n)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $5,756,388.

DAC —	Designated Activity Company
GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended August 31, 2026:
SECURITY RATE, MATURITY DATE	VALUE AT 8/31/25	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 8/31/26	FACE AMOUNT AT 8/31/26	INTEREST INCOME EARNED
CORPORATES 0.0% OF NET ASSETS

Financial Institutions 0.0%
Brokerage/Asset Managers/Exchanges 0.0%
Charles Schwab Corp.
3.20%, 03/02/27(a),(b)	$98,763	$—	($99,137 )	($2,347 )	$3,994	($1,273 )	$—	$—	$1,858
2.45%, 03/03/27(a),(b)	234,535	—	(236,333)	(2,187)	3,071	914	—	—	3,414
3.30%, 04/01/27(a),(b)	98,933	—	(99,365)	(1,853)	3,476	(1,191)	—	—	2,191
3.20%, 01/25/28(a),(b)	98,163	49,173	—	—	577	(614)	147,299	150,000	3,524
2.00%, 03/20/28(a),(b)	190,762	95,887	—	—	1,309	573	288,531	300,000	4,906
4.00%, 02/01/29(a),(b)	74,998	49,587	—	—	(671)	(603)	123,311	125,000	3,408
5.64%, 05/19/29(a),(b),(c)	197,686	102,822	—	—	(5,339)	(610)	294,559	290,000	13,278
3.25%, 05/22/29(a),(b)	72,995	48,471	—	—	(419)	(597)	120,450	125,000	2,769
4.60%, 07/27/29(a),(b),(c)	—	199,719	—	—	(266)	13	199,466	200,000	1,330
2.75%, 10/01/29(a),(b)	47,547	47,332	—	—	(704)	(174)	94,001	100,000	1,658
6.20%, 11/17/29(a),(b),(c)	212,882	131,062	—	—	(6,286)	(3,113)	334,545	325,000	15,968
4.63%, 03/22/30(a),(b)	51,116	25,730	—	—	(1,431)	(680)	74,735	75,000	2,880
4.74%, 05/21/30(a),(b),(c)	—	201,126	—	—	(1,714)	(90)	199,322	200,000	2,372
1.65%, 03/11/31(a),(b)	86,815	43,588	—	—	(1,317)	616	129,702	150,000	2,024
2.30%, 05/13/31(a),(b)	89,992	44,957	—	—	(1,758)	24	133,215	150,000	2,821
4.34%, 11/14/31(a),(b),(c)	—	224,633	—	—	(5,587)	(4)	219,042	225,000	6,379
1.95%, 12/01/31(a),(b)	108,296	43,517	—	—	(1,700)	471	150,584	175,000	2,877
2.90%, 03/03/32(a),(b)	135,969	67,978	—	—	(3,446)	1,047	201,548	225,000	5,336
5.11%, 08/12/32(a),(b),(c)	—	298,662	—	—	3	—	298,665	300,000	—
5.85%, 05/19/34(a),(b),(c)	239,913	105,049	—	—	(10,647)	(579)	333,736	325,000	15,814
6.14%, 08/24/34(a),(b),(c)	244,483	106,494	—	—	(12,019)	(464)	338,494	325,000	16,580
4.91%, 11/14/36(a),(b),(c)	—	223,075	—	—	(9,034)	53	214,094	225,000	7,217
5.49%, 05/21/37(a),(b),(c)	—	304,336	—	—	(8,192)	(83)	296,061	300,000	4,005
5.66%, 08/12/37(a),(b),(c)	—	299,220	—	—	—	—	299,220	300,000	—
Total	$2,283,848	$2,712,418	($434,835 )	($6,387 )	($58,100 )	($6,364 )	$4,490,580		$122,609

(a)	Issuer is affiliated with the fund’s investment adviser.
(b)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(c)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$1,989,701,870	$—	$1,989,701,870
Treasuries[1]	—	3,854,640,680	—	3,854,640,680
Government Related[1]	—	344,902,079	—	344,902,079
Securitized[1]	—	2,101,477,399	—	2,101,477,399
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets (continued)
Short-Term Investments[1]	$142,813,202	$—	$—	$142,813,202
Total	$142,813,202	$8,290,722,028	$—	$8,433,535,230

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - affiliated issuers (cost $4,592,299)		$4,490,580
Investments in securities, at value - unaffiliated issuers (cost $8,852,926,375) including securities on loan of $5,756,388		8,429,044,650
Cash		94,163
Deposit with broker for futures contracts		837,500
Receivables:
Investments sold		98,571,133
Interest		65,969,272
Fund shares sold		12,837,289
Dividends		304,100
Income from securities on loan	+	7,502
Total assets		8,612,156,189

Liabilities
Collateral held for securities on loan		5,970,348
Payables:
Investments bought		153,534,222
Investments bought - delayed-delivery		90,106,215
Fund shares redeemed		6,325,702
Distributions to shareholders		3,432,747
Investment adviser fees	+	263,736
Total liabilities		259,632,970
Net assets		$8,352,523,219

Net Assets by Source
Capital received from investors		$9,227,721,988
Total distributable loss	+	(875,198,769)
Net assets		$8,352,523,219

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$8,352,523,219		953,527,213		$8.76

See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Statement of Operations

For the period September 1, 2025 through August 31, 2026
Investment Income
Interest received from securities - unaffiliated issuers		$279,877,636
Dividends received from securities - unaffiliated issuers		3,221,109
Interest received from securities - affiliated issuers		116,245
Other Interest		27,558
Securities on loan, net	+	43,274
Total investment income		283,285,822

Expenses
Investment adviser fees		2,719,397
Total expenses	–	2,719,397
Net investment income		280,566,425

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(6,387)
Net realized losses on sales of securities - unaffiliated issuers		(16,213,160)
Net realized losses on futures contracts	+	(40,339)
Net realized losses		(16,259,886)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(58,100)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(174,436,478)
Net change in unrealized appreciation (depreciation)		(174,494,578)
Net realized and unrealized losses		(190,754,464)
Increase in net assets resulting from operations		$89,811,961
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/25-8/31/26		9/1/24-8/31/25
Net investment income		$280,566,425	$210,761,415
Net realized losses		(16,259,886)	(41,343,109)
Net change in unrealized appreciation (depreciation)	+	(174,494,578)	(5,415,028)
Increase in net assets resulting from operations		$89,811,961	$164,003,278

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($284,936,216 )	($214,213,453 )

TRANSACTIONS IN FUND SHARES
	9/1/25-8/31/26			9/1/24-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		471,127,659	$4,220,336,413	171,686,511	$1,528,686,668
Shares reinvested		27,451,247	245,409,242	19,737,070	175,976,286
Shares redeemed	+	(139,557,147)	(1,250,274,428)	(165,022,378)	(1,466,114,543)
Net transactions in fund shares		359,021,759	$3,215,471,227	26,401,203	$238,548,411

SHARES OUTSTANDING AND NET ASSETS
	9/1/25-8/31/26			9/1/24-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		594,505,454	$5,332,176,247	568,104,251	$5,143,838,011
Total increase	+	359,021,759	3,020,346,972	26,401,203	188,338,236
End of period		953,527,213	$8,352,523,219	594,505,454	$5,332,176,247
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 8/31/26	9/1/24– 8/31/25	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22
Per-Share Data
Net asset value at beginning of period	$9.70	$9.64	$9.40	$9.55	$10.28
Income (loss) from investment operations:
Net investment income (loss)[1]	0.39	0.39	0.36	0.25	0.11
Net realized and unrealized gains (losses)	(0.20)	0.06	0.24	(0.15)	(0.70)
Total from investment operations	0.19	0.45	0.60	0.10	(0.59)
Less distributions:
Distributions from net investment income	(0.39)	(0.39)	(0.36)	(0.25)	(0.11)
Distributions from net realized gains	—	—	—	—	(0.03)
Total distributions	(0.39)	(0.39)	(0.36)	(0.25)	(0.14)
Net asset value at end of period	$9.50	$9.70	$9.64	$9.40	$9.55
Total return	2.03%	4.81%	6.56%	1.08%	(5.81%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.06%[2]	0.06%[2]
Net investment income (loss)	4.09%	4.11%	3.84%	2.62%	1.07%
Portfolio turnover rate	44%	49%	65%	97%	59%
Net assets, end of period (x 1,000,000)	$1,654	$1,506	$1,490	$1,505	$1,881

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2026

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 24.6% OF NET ASSETS

Financial Institutions 10.1%
Banking 7.4%
Ally Financial, Inc.
7.10%, 11/15/27 (a)	150,000	153,879
5.74%, 05/15/29 (a)(b)	100,000	100,994
6.99%, 06/13/29 (a)(b)	150,000	154,686
6.85%, 01/03/30 (a)(b)	150,000	155,295
5.54%, 01/17/31 (a)(b)	100,000	99,943
American Express Co.
5.85%, 11/05/27 (a)	200,000	203,022
4.01%, 02/09/29 (a)(b)	200,000	198,152
4.73%, 04/25/29 (a)(b)	200,000	200,140
4.05%, 05/03/29 (a)	125,000	123,349
4.35%, 07/20/29 (a)(b)	200,000	198,716
5.28%, 07/27/29 (a)(b)	250,000	252,567
5.53%, 04/25/30 (a)(b)	200,000	203,192
4.44%, 05/03/30 (a)(b)	200,000	197,834
5.09%, 01/30/31 (a)(b)	200,000	200,620
5.02%, 04/25/31 (a)(b)	200,000	200,288
6.49%, 10/30/31 (a)(b)	150,000	157,964
4.46%, 02/10/32 (a)(b)	150,000	146,159
Australia & New Zealand Banking Group Ltd.
4.36%, 06/18/28 (a)	250,000	249,095
4.62%, 12/16/29	250,000	249,802
Banco Bilbao Vizcaya Argentaria SA
6.14%, 09/14/28 (a)(b)	200,000	202,960
5.38%, 03/13/29 (a)	200,000	202,320
4.97%, 05/08/31 (a)	200,000	197,202
Banco Santander SA
3.80%, 02/23/28 (a)	200,000	197,284
4.38%, 04/12/28 (a)	200,000	198,716
5.59%, 08/08/28 (a)	200,000	202,922
6.61%, 11/07/28 (a)	200,000	207,308
3.31%, 06/27/29 (a)	200,000	192,012
5.57%, 01/17/30	200,000	202,764
5.54%, 03/14/30 (a)(b)	200,000	202,446
3.49%, 05/28/30 (a)	200,000	188,870
4.55%, 11/06/30 (a)	200,000	195,202
2.75%, 12/03/30 (a)	200,000	180,150
4.87%, 04/15/31 (a)	200,000	196,466
5.44%, 07/15/31 (a)	200,000	202,502
Bank of America Corp.
3.25%, 10/21/27 (a)	400,000	395,144
4.18%, 11/25/27 (a)	300,000	298,671
6.20%, 11/10/28 (a)(b)	150,000	152,675
3.42%, 12/20/28 (a)(b)	700,000	688,989
4.98%, 01/24/29 (a)(b)	300,000	301,215
3.97%, 03/05/29 (a)(b)	400,000	395,368
5.20%, 04/25/29 (a)(b)	500,000	503,400
4.62%, 05/09/29 (a)(b)	300,000	299,412
2.09%, 06/14/29 (a)(b)	400,000	381,596
4.27%, 07/23/29 (a)(b)	500,000	495,460
5.82%, 09/15/29 (a)(b)	450,000	458,509
3.97%, 02/07/30 (a)(b)	400,000	391,716
4.48%, 04/23/30 (a)(b)	450,000	444,847
3.19%, 07/23/30 (a)(b)	350,000	333,539
2.88%, 10/22/30 (a)(b)	200,000	187,800
5.16%, 01/24/31 (a)(b)	400,000	401,524
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 02/13/31 (a)(b)	500,000	459,960
2.59%, 04/29/31 (a)(b)	350,000	321,363
1.90%, 07/23/31 (a)(b)	570,000	505,892
1.92%, 10/24/31 (a)(b)	400,000	352,232
4.46%, 02/06/32 (a)(b)	275,000	267,259
2.65%, 03/11/32 (a)(b)	250,000	224,613
2.69%, 04/22/32 (a)(b)	650,000	583,095
4.70%, 04/23/32 (a)(b)	450,000	440,923
2.30%, 07/21/32 (a)(b)	450,000	393,772
Bank of Montreal
4.70%, 09/14/27 (a)	100,000	100,269
5.20%, 02/01/28 (a)	200,000	201,582
4.06%, 09/22/28 (a)(b)	100,000	99,459
5.72%, 09/25/28 (a)	200,000	203,856
5.00%, 01/27/29 (a)(b)	100,000	100,460
4.55%, 06/02/29 (a)(b)	100,000	99,607
4.34%, 03/19/30 (a)(b)	170,000	167,977
4.64%, 09/10/30 (a)(b)	100,000	99,147
4.35%, 09/22/31 (a)(b)	130,000	126,664
4.44%, 01/14/32 (a)(b)	150,000	145,653
4.88%, 06/02/32 (a)(b)	100,000	98,634
3.80%, 12/15/32 (a)(b)	200,000	196,672
Bank of New York Mellon
4.73%, 04/20/29 (a)(b)	250,000	250,335
Bank of New York Mellon Corp.
5.80%, 10/25/28 (a)(b)	200,000	202,796
3.00%, 10/30/28 (a)	150,000	144,731
4.54%, 02/01/29 (a)(b)	100,000	99,913
3.85%, 04/26/29 (a)	150,000	146,963
3.30%, 08/23/29 (a)	50,000	47,928
6.32%, 10/25/29 (a)(b)	150,000	154,632
4.03%, 01/22/30 (a)(b)	170,000	167,122
4.98%, 03/14/30 (a)(b)	150,000	150,612
1.65%, 01/28/31 (a)	60,000	52,679
4.94%, 02/11/31 (a)(b)	200,000	199,724
1.80%, 07/28/31 (a)	60,000	51,862
4.54%, 04/23/32 (a)(b)	100,000	97,719
5.06%, 07/22/32 (a)(b)	300,000	299,406
Bank of Nova Scotia
4.40%, 09/08/28 (a)(b)	100,000	99,749
4.04%, 09/15/28 (a)(b)	110,000	109,314
4.93%, 02/14/29 (a)(b)	200,000	200,474
4.58%, 06/05/29 (a)(b)	150,000	149,381
5.45%, 08/01/29 (a)	50,000	51,018
4.85%, 02/01/30 (a)	200,000	199,488
4.25%, 02/02/30 (a)(b)	190,000	187,078
5.13%, 02/14/31 (a)(b)	150,000	150,131
2.15%, 08/01/31 (a)	100,000	87,291
4.34%, 09/15/31 (a)(b)	110,000	106,817
4.90%, 06/05/32 (a)(b)	140,000	137,876
BankUnited, Inc.
5.13%, 06/11/30 (a)	40,000	39,286
Barclays PLC
4.34%, 01/10/28 (a)	200,000	199,002
4.84%, 05/09/28 (a)	300,000	299,547
7.39%, 11/02/28 (a)(b)	200,000	205,666
5.09%, 02/25/29 (a)(b)	200,000	200,566
4.97%, 05/16/29 (a)(b)	300,000	300,123
6.49%, 09/13/29 (a)(b)	200,000	205,472
4.48%, 11/11/29 (a)(b)	200,000	197,810
5.69%, 03/12/30 (a)(b)	300,000	304,428
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.09%, 06/20/30 (a)(b)	200,000	199,228
4.91%, 06/26/30 (a)(b)	200,000	198,690
4.94%, 09/10/30 (a)(b)	200,000	198,756
5.37%, 02/25/31 (a)(b)	200,000	200,846
2.65%, 06/24/31 (a)(b)	200,000	182,168
4.52%, 02/24/32 (a)(b)	200,000	193,234
2.67%, 03/10/32 (a)(b)	200,000	178,538
5.10%, 06/26/32 (a)(b)	210,000	206,852
3.56%, 09/23/35 (a)(b)	200,000	185,874
Canadian Imperial Bank of Commerce
5.00%, 04/28/28 (a)	150,000	150,834
4.24%, 09/08/28 (a)(b)	110,000	109,555
4.86%, 03/30/29 (a)(b)	200,000	200,284
5.26%, 04/08/29 (a)	200,000	202,036
4.72%, 06/16/29 (a)(b)	120,000	119,785
4.28%, 01/29/30 (a)(b)	220,000	216,632
4.63%, 09/11/30 (a)(b)	100,000	98,908
5.25%, 01/13/31 (a)(b)	100,000	100,495
4.58%, 09/08/31 (a)(b)	130,000	127,417
5.05%, 06/16/32 (a)(b)	120,000	119,032
Capital One Financial Corp.
3.80%, 01/31/28 (a)	200,000	197,650
6.31%, 06/08/29 (a)(b)	250,000	256,072
5.70%, 02/01/30 (a)(b)	150,000	152,294
3.27%, 03/01/30 (a)(b)	250,000	240,163
5.25%, 07/26/30 (a)(b)	100,000	100,502
5.46%, 07/26/30 (a)(b)	200,000	202,110
4.49%, 09/11/31 (a)(b)	160,000	155,834
7.62%, 10/30/31 (a)(b)	280,000	303,652
4.72%, 01/30/32 (a)(b)	200,000	195,236
2.36%, 07/29/32 (a)(b)	120,000	103,186
Citibank NA
5.80%, 09/29/28 (a)	350,000	358,064
4.55%, 06/18/29 (a)(b)	270,000	268,971
4.84%, 08/06/29 (a)	250,000	251,010
4.91%, 05/29/30 (a)	300,000	300,381
4.85%, 06/18/32 (a)(b)	410,000	404,207
Citigroup, Inc.
4.45%, 09/29/27	400,000	399,220
6.63%, 01/15/28	50,000	51,369
4.13%, 07/25/28	300,000	296,412
3.52%, 10/27/28 (a)(b)	300,000	296,148
4.79%, 03/04/29 (a)(b)	300,000	300,063
4.08%, 04/23/29 (a)(b)	300,000	296,817
5.17%, 02/13/30 (a)(b)	400,000	402,052
3.98%, 03/20/30 (a)(b)	400,000	390,740
4.54%, 09/19/30 (a)(b)	400,000	394,748
2.98%, 11/05/30 (a)(b)	300,000	281,829
2.67%, 01/29/31 (a)(b)	300,000	277,161
4.41%, 03/31/31 (a)(b)	600,000	586,836
4.95%, 05/07/31 (a)(b)	300,000	298,200
2.57%, 06/03/31 (a)(b)	485,000	442,742
4.50%, 09/11/31 (a)(b)	400,000	390,400
2.56%, 05/01/32 (a)(b)	370,000	329,122
5.59%, 11/19/34 (a)(b)	175,000	175,921
Citizens Bank NA
4.19%, 01/29/29 (a)(b)	250,000	247,762
Citizens Financial Group, Inc.
5.84%, 01/23/30 (a)(b)	200,000	203,622
3.25%, 04/30/30 (a)	150,000	140,814
5.25%, 03/05/31 (a)(b)	100,000	100,101
5.72%, 07/23/32 (a)(b)	170,000	172,101
5.30%, 01/29/36 (a)(b)	60,000	58,597
Commonwealth Bank of Australia
4.42%, 03/14/28 (a)	250,000	249,565
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cooperatieve Rabobank UA
4.80%, 01/09/29	250,000	250,932
4.49%, 10/17/29 (a)	250,000	248,575
Deutsche Bank AG
5.37%, 01/10/29 (a)(b)	200,000	201,342
6.72%, 01/18/29 (a)(b)	200,000	204,812
5.41%, 05/10/29 (a)	150,000	152,252
6.82%, 11/20/29 (a)(b)	250,000	259,595
5.00%, 09/11/30 (a)(b)	150,000	149,403
5.30%, 05/09/31 (a)(b)	200,000	199,782
4.95%, 08/04/31 (a)(b)	230,000	226,564
3.55%, 09/18/31 (a)(b)	190,000	177,281
4.47%, 12/10/31 (a)(b)	150,000	146,025
3.73%, 01/14/32 (a)(b)	200,000	184,740
4.73%, 02/06/32 (a)(b)	150,000	145,785
5.06%, 04/14/32 (a)(b)	150,000	147,726
3.04%, 05/28/32 (a)(b)	150,000	134,888
4.88%, 12/01/32 (a)(b)	200,000	198,570
Fifth Third Bancorp
3.95%, 03/14/28 (a)	100,000	98,878
6.36%, 10/27/28 (a)(b)	150,000	152,580
4.00%, 02/01/29 (a)	50,000	48,846
6.34%, 07/27/29 (a)(b)	200,000	205,522
5.98%, 01/30/30 (a)(b)	150,000	153,294
4.77%, 07/28/30 (a)(b)	100,000	99,303
4.90%, 09/06/30 (a)(b)	100,000	99,526
5.63%, 01/29/32 (a)(b)	150,000	151,968
4.57%, 04/29/32 (a)(b)	150,000	145,376
First Citizens BancShares, Inc.
5.23%, 03/12/31 (a)(b)	100,000	98,594
4.87%, 03/03/32 (a)(b)	70,000	67,363
5.60%, 09/05/35 (a)(b)	80,000	77,848
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	250,100
FNB Corp.
5.72%, 12/11/30 (a)(b)	75,000	75,230
Fulton Financial Corp.
5.95%, 05/15/36 (a)(b)	40,000	39,670
Goldman Sachs Bank USA
4.66%, 06/03/29 (a)(b)	500,000	498,580
Goldman Sachs Group, Inc.
4.15%, 01/21/29 (a)(b)	520,000	515,502
3.81%, 04/23/29 (a)(b)	400,000	393,696
4.22%, 05/01/29 (a)(b)	400,000	396,052
4.15%, 10/21/29 (a)(b)	340,000	334,764
6.48%, 10/24/29 (a)(b)	500,000	515,420
2.60%, 02/07/30 (a)	250,000	230,940
3.80%, 03/15/30 (a)	300,000	288,147
4.59%, 04/20/30 (a)(b)	400,000	395,740
5.73%, 04/25/30 (a)(b)	350,000	355,845
5.05%, 07/23/30 (a)(b)	300,000	299,940
4.69%, 10/23/30 (a)(b)	300,000	296,442
5.21%, 01/28/31 (a)(b)	300,000	300,318
5.22%, 04/23/31 (a)(b)	400,000	400,432
4.37%, 10/21/31 (a)(b)	410,000	396,626
4.52%, 01/21/32 (a)(b)	520,000	503,974
1.99%, 01/27/32 (a)(b)	310,000	270,193
2.62%, 04/22/32 (a)(b)	500,000	444,370
4.97%, 06/03/32 (a)(b)	340,000	334,992
2.38%, 07/21/32 (a)(b)	500,000	436,610
5.24%, 07/21/32 (a)(b)	600,000	596,982
HSBC Holdings PLC
7.39%, 11/03/28 (a)(b)	200,000	206,052
5.13%, 11/19/28 (a)(b)	200,000	200,906
4.90%, 03/03/29 (a)(b)	200,000	200,340
6.16%, 03/09/29 (a)(b)	200,000	203,912
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.58%, 06/19/29 (a)(b)	300,000	298,851
2.21%, 08/17/29 (a)(b)	200,000	190,086
5.55%, 03/04/30 (a)(b)	225,000	227,756
4.40%, 03/10/30 (a)(b)	270,000	265,877
4.95%, 03/31/30 (a)	400,000	400,264
4.71%, 05/12/30 (a)(b)	310,000	307,002
3.97%, 05/22/30 (a)(b)	500,000	486,305
5.29%, 11/19/30 (a)(b)	300,000	301,206
5.13%, 03/03/31 (a)(b)	200,000	199,548
5.24%, 05/13/31 (a)(b)	400,000	400,516
2.85%, 06/04/31 (a)(b)	200,000	184,086
2.36%, 08/18/31 (a)(b)	200,000	179,716
4.62%, 11/06/31 (a)(b)	310,000	302,817
4.68%, 03/10/32 (a)(b)	270,000	263,066
5.73%, 05/17/32 (a)(b)	200,000	203,308
2.80%, 05/24/32 (a)(b)	380,000	340,035
5.24%, 08/14/32 (a)(b)	350,000	347,830
HSBC USA, Inc.
4.65%, 06/03/28	200,000	200,030
Huntington Bancshares, Inc.
6.21%, 08/21/29 (a)(b)	200,000	204,766
5.27%, 01/15/31 (a)(b)	200,000	200,382
4.62%, 01/28/32 (a)(b)	140,000	136,083
2.49%, 08/15/36 (a)(b)	75,000	64,047
Huntington National Bank
5.65%, 01/10/30 (a)	250,000	254,767
Independent Bank Corp.
7.25%, 04/01/35 (a)(b)	50,000	52,095
ING Groep NV
4.55%, 10/02/28 (a)	300,000	298,890
4.05%, 04/09/29 (a)	200,000	195,936
5.34%, 03/19/30 (a)(b)	200,000	201,962
4.80%, 03/23/32 (a)(b)	210,000	206,111
2.73%, 04/01/32 (a)(b)	200,000	179,902
JPMorgan Chase & Co.
4.25%, 10/01/27 (a)	200,000	199,638
3.63%, 12/01/27 (a)	150,000	148,430
4.51%, 10/22/28 (a)(b)	200,000	199,770
3.51%, 01/23/29 (a)(b)	350,000	344,529
4.92%, 01/24/29 (a)(b)	300,000	301,209
4.01%, 04/23/29 (a)(b)	350,000	346,027
2.07%, 06/01/29 (a)(b)	250,000	238,730
4.20%, 07/23/29 (a)(b)	350,000	346,531
5.30%, 07/24/29 (a)(b)	400,000	403,852
6.09%, 10/23/29 (a)(b)	320,000	328,266
4.45%, 12/05/29 (a)(b)	350,000	347,291
5.01%, 01/23/30 (a)(b)	350,000	351,102
5.58%, 04/22/30 (a)(b)	400,000	406,264
4.41%, 04/23/30 (a)(b)	350,000	345,376
3.70%, 05/06/30 (a)(b)	300,000	290,853
4.57%, 06/14/30 (a)(b)	250,000	247,682
5.00%, 07/22/30 (a)(b)	400,000	400,400
4.86%, 07/23/30 (a)(b)	350,000	348,995
8.75%, 09/01/30 (a)	70,000	79,612
2.74%, 10/15/30 (a)(b)	500,000	467,950
4.60%, 10/22/30 (a)(b)	350,000	346,258
5.14%, 01/24/31 (a)(b)	300,000	301,017
4.49%, 03/24/31 (a)(b)	400,000	393,492
2.52%, 04/22/31 (a)(b)	350,000	321,237
5.10%, 04/22/31 (a)(b)	350,000	350,598
2.96%, 05/13/31 (a)(b)	500,000	463,440
4.26%, 10/22/31 (a)(b)	270,000	261,476
1.76%, 11/19/31 (a)(b)	220,000	192,254
4.35%, 01/22/32 (a)(b)	360,000	348,624
1.95%, 02/04/32 (a)(b)	475,000	415,340
2.58%, 04/22/32 (a)(b)	500,000	446,590
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.62%, 04/23/32 (a)(b)	400,000	391,032
5.04%, 07/23/32 (a)(b)	300,000	298,197
Keybank National Association
3.90%, 04/13/29 (a)	250,000	243,003
KeyCorp
4.10%, 04/30/28 (a)	100,000	98,969
2.55%, 10/01/29	100,000	93,138
5.12%, 04/04/31 (a)(b)	100,000	99,894
Lloyds Banking Group PLC
4.38%, 03/22/28 (a)	200,000	199,180
4.55%, 08/16/28 (a)	200,000	199,350
3.57%, 11/07/28 (a)(b)	300,000	296,253
5.87%, 03/06/29 (a)(b)	200,000	203,298
4.82%, 06/13/29 (a)(b)	200,000	200,100
4.24%, 02/10/30 (a)(b)	200,000	196,572
5.72%, 06/05/30 (a)(b)	200,000	203,474
4.43%, 11/04/31 (a)(b)	200,000	194,320
5.20%, 08/17/32 (a)(b)	200,000	199,360
M&T Bank Corp.
7.41%, 10/30/29 (a)(b)	100,000	104,977
5.18%, 07/08/31 (a)(b)	100,000	99,907
6.08%, 03/13/32 (a)(b)	150,000	154,580
5.40%, 07/30/35 (a)(b)	100,000	99,145
5.30%, 04/18/36 (a)(b)	100,000	97,988
Manufacturers & Traders Trust Co.
4.70%, 01/27/28 (a)	250,000	250,022
4.55%, 04/18/30 (a)(b)	250,000	246,968
Mitsubishi UFJ Financial Group, Inc.
3.96%, 03/02/28 (a)	200,000	198,252
5.35%, 09/13/28 (a)(b)	250,000	251,712
5.42%, 02/22/29 (a)(b)	200,000	201,840
3.74%, 03/07/29 (a)	200,000	195,356
5.24%, 04/19/29 (a)(b)	200,000	201,310
3.20%, 07/18/29	200,000	190,988
2.56%, 02/25/30 (a)	200,000	184,350
5.26%, 04/17/30 (a)(b)	200,000	201,490
2.05%, 07/17/30 (a)	200,000	179,032
5.20%, 01/16/31 (a)(b)	200,000	200,476
5.16%, 04/24/31 (a)(b)	200,000	200,064
4.53%, 09/12/31 (a)(b)	200,000	195,190
4.51%, 01/14/32 (a)(b)	200,000	194,376
4.85%, 04/21/32 (a)(b)	200,000	196,304
2.31%, 07/20/32 (a)(b)	220,000	192,018
Mizuho Financial Group, Inc.
4.02%, 03/05/28 (a)	200,000	198,224
5.67%, 05/27/29 (a)(b)	200,000	202,890
5.78%, 07/06/29 (a)(b)	200,000	203,444
4.25%, 09/11/29 (a)(b)	200,000	197,864
5.38%, 05/26/30 (a)(b)	200,000	202,092
5.38%, 07/10/30 (a)(b)	200,000	202,002
4.78%, 07/13/30 (a)(b)	230,000	228,367
3.15%, 07/16/30 (a)(b)	200,000	190,164
5.10%, 05/13/31 (a)(b)	200,000	199,596
5.74%, 05/27/31 (a)(b)	200,000	203,816
4.71%, 07/08/31 (a)(b)	200,000	197,016
2.20%, 07/10/31 (a)(b)	200,000	179,352
4.97%, 07/13/32 (a)(b)	200,000	197,306
Morgan Stanley
3.59%, 07/22/28 (a)(b)	250,000	247,517
6.30%, 10/18/28 (a)(b)	400,000	407,416
3.77%, 01/24/29 (a)(b)	450,000	444,384
5.12%, 02/01/29 (a)(b)	300,000	301,659
4.99%, 04/12/29 (a)(b)	300,000	301,044
5.16%, 04/20/29 (a)(b)	350,000	352,229
4.87%, 07/12/29 (a)(b)	350,000	350,098
5.45%, 07/20/29 (a)(b)	350,000	353,836
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 10/18/29 (a)(b)	290,000	285,502
6.41%, 11/01/29 (a)(b)	300,000	309,174
4.24%, 01/09/30 (a)(b)	350,000	344,281
5.17%, 01/16/30 (a)(b)	385,000	386,798
4.43%, 01/23/30 (a)(b)	450,000	444,672
4.56%, 04/10/30 (a)(b)	300,000	296,661
5.66%, 04/18/30 (a)(b)	350,000	355,407
5.04%, 07/19/30 (a)(b)	300,000	300,477
4.65%, 10/18/30 (a)(b)	400,000	395,468
5.23%, 01/15/31 (a)(b)	300,000	301,212
2.70%, 01/22/31 (a)(b)	400,000	369,848
3.62%, 04/01/31 (a)(b)	400,000	380,540
5.19%, 04/17/31 (a)(b)	350,000	350,689
4.36%, 10/22/31 (a)(b)	340,000	328,964
4.49%, 01/16/32 (a)(b)	450,000	436,351
1.79%, 02/13/32 (a)(b)	350,000	302,053
4.71%, 03/12/32 (a)(b)	500,000	488,185
4.81%, 04/16/32 (a)(b)	450,000	440,766
1.93%, 04/28/32 (a)(b)	400,000	344,860
5.17%, 07/14/32 (a)(b)	400,000	397,120
2.24%, 07/21/32 (a)(b)	550,000	477,471
Morgan Stanley Bank NA
5.02%, 01/12/29 (a)(b)	300,000	301,236
4.79%, 05/10/30 (a)(b)	340,000	338,371
Morgan Stanley Private Bank NA
4.20%, 11/17/28 (a)(b)	250,000	248,577
4.21%, 02/08/30 (a)(b)	350,000	344,081
4.73%, 07/18/31 (a)(b)	400,000	394,156
4.47%, 11/19/31 (a)(b)	410,000	398,840
National Australia Bank Ltd.
4.31%, 06/13/28 (a)	250,000	248,962
4.90%, 06/13/28	250,000	251,520
4.79%, 01/10/29	250,000	251,117
4.43%, 06/04/29	250,000	248,542
4.53%, 06/13/30	250,000	248,135
National Bank of Canada
5.60%, 12/18/28 (a)	250,000	254,715
4.50%, 10/10/29	250,000	247,467
NatWest Group PLC
5.52%, 09/30/28 (a)(b)	200,000	201,838
4.89%, 05/18/29 (a)(b)	100,000	100,156
5.81%, 09/13/29 (a)(b)	200,000	203,736
5.08%, 01/27/30 (a)(b)	300,000	300,798
4.45%, 05/08/30 (a)(b)	200,000	197,076
4.96%, 08/15/30 (a)(b)	200,000	199,814
5.12%, 05/23/31 (a)(b)	200,000	199,616
4.98%, 06/18/32 (a)(b)	200,000	197,274
6.48%, 06/01/34 (a)(b)	200,000	205,188
Northern Trust Corp.
3.65%, 08/03/28 (a)	50,000	49,222
3.15%, 05/03/29 (a)	50,000	48,120
1.95%, 05/01/30 (a)	100,000	90,315
4.15%, 11/19/30 (a)	70,000	68,163
Old National Bancorp
5.77%, 02/15/36 (a)(b)	75,000	74,309
Pinnacle Bank/Nashville TN
5.63%, 02/15/28 (a)	250,000	252,155
Pinnacle Financial Partners, Inc.
6.17%, 11/01/30 (a)(b)	75,000	76,223
5.60%, 05/19/32 (a)(b)	100,000	98,898
PNC Bank NA
4.05%, 07/26/28 (a)	250,000	247,082
2.70%, 10/22/29 (a)	250,000	234,063
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PNC Financial Services Group, Inc.
5.35%, 12/02/28 (a)(b)	250,000	252,260
4.08%, 01/26/29 (a)(b)	170,000	168,752
3.45%, 04/23/29 (a)	250,000	242,180
5.58%, 06/12/29 (a)(b)	250,000	253,685
4.62%, 10/26/29 (a)(b)	180,000	179,438
2.55%, 01/22/30 (a)	250,000	231,285
5.49%, 05/14/30 (a)(b)	250,000	253,507
4.83%, 07/19/30 (a)(b)	140,000	139,566
5.22%, 01/29/31 (a)(b)	100,000	100,596
4.90%, 05/13/31 (a)(b)	200,000	198,894
2.31%, 04/23/32 (a)(b)	150,000	132,452
Regions Bank
4.76%, 07/27/29 (a)(b)	250,000	249,095
Regions Financial Corp.
5.72%, 06/06/30 (a)(b)	150,000	152,555
Royal Bank of Canada
6.00%, 11/01/27 (a)	250,000	254,465
4.90%, 01/12/28	150,000	150,779
5.20%, 08/01/28	150,000	151,724
4.52%, 10/18/28 (a)(b)	100,000	99,881
4.00%, 11/03/28 (a)(b)	100,000	99,260
4.97%, 01/24/29 (a)(b)	200,000	200,662
4.95%, 02/01/29 (a)	150,000	150,911
4.65%, 07/10/29 (a)(b)	140,000	139,672
4.50%, 08/06/29 (a)(b)	100,000	99,453
4.40%, 04/17/30 (a)(b)	200,000	197,300
4.97%, 08/02/30 (a)(b)	175,000	175,177
4.65%, 10/18/30 (a)(b)	250,000	247,442
5.15%, 02/04/31 (a)(b)	275,000	275,863
4.97%, 05/02/31 (a)(b)	100,000	99,748
4.70%, 08/06/31 (a)(b)	130,000	128,085
4.31%, 11/03/31 (a)(b)	140,000	135,789
4.61%, 05/03/32 (a)(b)	200,000	195,692
4.95%, 08/05/32 (a)(b)	125,000	123,661
Santander Holdings USA, Inc.
6.50%, 03/09/29 (a)(b)	125,000	127,689
5.47%, 03/20/29 (a)(b)	100,000	100,651
6.57%, 06/12/29 (a)(b)	50,000	51,240
6.17%, 01/09/30 (a)(b)	125,000	127,781
5.04%, 06/05/30 (a)(b)	140,000	139,126
5.35%, 09/06/30 (a)(b)	100,000	100,185
5.74%, 03/20/31 (a)(b)	100,000	101,330
7.66%, 11/09/31 (a)(b)	80,000	86,529
5.22%, 06/05/32 (a)(b)	100,000	98,591
Santander U.K. Group Holdings PLC
3.82%, 11/03/28 (a)(b)	200,000	197,716
4.32%, 09/22/29 (a)(b)	200,000	197,404
4.86%, 09/11/30 (a)(b)	200,000	198,014
5.69%, 04/15/31 (a)(b)	200,000	202,546
2.90%, 03/15/32 (a)(b)	200,000	179,672
Simmons First National Corp.
6.25%, 10/01/35 (a)(b)	40,000	40,021
Southstate Bank Corp.
7.00%, 06/13/35 (a)(b)	50,000	51,619
State Street Bank & Trust Co.
4.78%, 11/23/29 (a)	250,000	250,567
State Street Corp.
4.33%, 10/22/27 (a)	100,000	99,921
4.54%, 02/28/28 (a)	250,000	250,320
5.82%, 11/04/28 (a)(b)	75,000	76,063
4.53%, 02/20/29 (a)(b)	100,000	99,910
5.68%, 11/21/29 (a)(b)	150,000	153,023
4.14%, 12/03/29 (a)(b)	100,000	98,715
2.40%, 01/24/30 (a)	100,000	92,969
4.83%, 04/24/30 (a)	200,000	200,298
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.20%, 03/03/31	100,000	88,426
3.15%, 03/30/31 (a)(b)	100,000	94,400
4.56%, 04/23/32 (a)(b)	100,000	97,791
3.03%, 11/01/34 (a)(b)	75,000	70,288
Sumitomo Mitsui Financial Group, Inc.
5.52%, 01/13/28 (a)	250,000	252,987
3.54%, 01/17/28 (a)	200,000	197,108
5.80%, 07/13/28	200,000	203,806
5.72%, 09/14/28	200,000	203,486
1.90%, 09/17/28 (a)	250,000	236,058
3.04%, 07/16/29 (a)	400,000	380,208
2.72%, 09/27/29 (a)	200,000	187,346
5.71%, 01/13/30 (a)	200,000	203,988
2.75%, 01/15/30	250,000	232,335
2.13%, 07/08/30 (a)	200,000	179,410
5.85%, 07/13/30	200,000	205,260
2.14%, 09/23/30 (a)	70,000	62,369
4.66%, 07/08/31 (a)(b)	200,000	196,566
4.49%, 01/15/32 (a)(b)	200,000	194,112
4.93%, 07/07/32 (a)(b)	200,000	197,130
Synchrony Financial
3.95%, 12/01/27 (a)	50,000	49,454
5.15%, 03/19/29 (a)	100,000	99,772
5.02%, 07/29/29 (a)(b)	70,000	69,796
5.94%, 08/02/30 (a)(b)	50,000	50,740
5.45%, 10/15/30 (a)(b)	100,000	99,990
5.45%, 03/06/31 (a)(b)	100,000	99,705
4.95%, 02/25/32 (a)(b)	100,000	96,874
Toronto-Dominion Bank
4.69%, 09/15/27 (a)	300,000	300,777
5.16%, 01/10/28	200,000	201,346
3.91%, 01/13/28 (a)	140,000	138,634
4.86%, 01/31/28 (a)	250,000	250,717
4.57%, 06/02/28 (a)	100,000	99,789
5.52%, 07/17/28 (a)	150,000	152,309
4.11%, 10/13/28 (a)	140,000	138,264
4.99%, 04/05/29	100,000	100,506
4.85%, 07/27/29 (a)	170,000	169,956
4.78%, 12/17/29	125,000	124,863
4.81%, 06/03/30 (a)	190,000	189,052
4.41%, 01/13/31 (a)	130,000	127,232
5.15%, 09/10/34 (a)(b)	100,000	99,590
Truist Bank
4.14%, 10/23/29 (a)(b)	250,000	246,370
2.25%, 03/11/30 (a)	250,000	226,968
Truist Financial Corp.
4.87%, 01/26/29 (a)(b)	250,000	250,290
1.89%, 06/07/29 (a)(b)	200,000	189,924
7.16%, 10/30/29 (a)(b)	250,000	261,280
5.44%, 01/24/30 (a)(b)	150,000	151,589
1.95%, 06/05/30 (a)	90,000	80,754
4.96%, 07/23/30 (a)(b)	170,000	169,512
5.07%, 05/20/31 (a)(b)	200,000	199,536
4.60%, 01/27/32 (a)(b)	170,000	165,560
4.68%, 04/23/32 (a)(b)	150,000	146,297
U.S. Bancorp
4.65%, 02/01/29 (a)(b)	300,000	299,718
5.78%, 06/12/29 (a)(b)	250,000	254,332
5.38%, 01/23/30 (a)(b)	250,000	252,870
1.38%, 07/22/30 (a)	140,000	122,485
5.10%, 07/23/30 (a)(b)	200,000	201,074
4.86%, 07/27/30 (a)(b)	140,000	139,633
5.05%, 02/12/31 (a)(b)	200,000	199,848
5.08%, 05/15/31 (a)(b)	200,000	200,006
4.48%, 01/26/32 (a)(b)	170,000	165,549
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
U.S. Bank NA
4.54%, 05/20/29 (a)(b)	250,000	249,065
UBS AG
5.65%, 09/11/28 (a)	250,000	254,957
4.30%, 03/16/29 (a)(b)	250,000	248,570
4.68%, 11/29/30 (a)(b)	250,000	247,807
4.63%, 02/16/32 (a)(b)	250,000	245,070
Valley National Bancorp
6.22%, 06/01/36 (a)(b)	70,000	69,087
Webster Financial Corp.
5.78%, 09/11/35 (a)(b)	50,000	50,078
Wells Fargo & Co.
4.15%, 01/24/29 (a)	350,000	345,499
4.97%, 04/23/29 (a)(b)	250,000	250,867
4.58%, 05/20/29 (a)(b)	310,000	309,039
5.57%, 07/25/29 (a)(b)	700,000	709,695
4.08%, 09/15/29 (a)(b)	200,000	197,088
6.30%, 10/23/29 (a)(b)	400,000	411,644
4.18%, 01/23/30 (a)(b)	280,000	275,498
5.20%, 01/23/30 (a)(b)	400,000	402,700
2.88%, 10/30/30 (a)(b)	350,000	328,447
5.24%, 01/24/31 (a)(b)	400,000	402,220
2.57%, 02/11/31 (a)(b)	400,000	368,656
4.48%, 04/04/31 (a)(b)	450,000	441,468
5.15%, 04/23/31 (a)(b)	450,000	450,945
4.84%, 05/20/32 (a)(b)	440,000	433,281
Westpac Banking Corp.
5.46%, 11/18/27 (a)	250,000	252,952
3.40%, 01/25/28 (a)	200,000	197,154
5.54%, 11/17/28 (a)	200,000	204,056
1.95%, 11/20/28 (a)	200,000	189,052
2.65%, 01/16/30	100,000	93,583
4.35%, 07/01/30 (a)	100,000	98,704
2.15%, 06/03/31 (a)	120,000	106,384
4.45%, 06/12/31 (a)	250,000	245,575
4.11%, 07/24/34 (a)(b)	150,000	145,478
2.67%, 11/15/35 (a)(b)	230,000	205,760
Wintrust Financial Corp.
4.85%, 06/06/29 (a)	75,000	74,450
Zions Bancorp NA
5.24%, 10/01/29 (a)(b)	250,000	249,757
		122,268,185
Brokerage/Asset Managers/Exchanges 0.5%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	40,000	37,632
Ameriprise Financial, Inc.
5.70%, 12/15/28 (a)	100,000	102,138
4.80%, 06/15/31 (a)	40,000	39,608
Apollo Global Management, Inc.
4.60%, 01/15/31 (a)	60,000	58,681
ARES Management Corp.
6.38%, 11/10/28 (a)	100,000	102,774
BGC Group, Inc.
8.00%, 05/25/28 (a)	75,000	77,936
6.60%, 06/10/29 (a)	75,000	76,805
6.15%, 04/02/30 (a)	100,000	101,142
Blackrock Finance, Inc.
2.40%, 04/30/30 (a)	150,000	137,830
1.90%, 01/28/31 (a)	160,000	141,699
Blackrock, Inc.
4.70%, 03/14/29 (a)	100,000	100,260
3.25%, 04/30/29 (a)	100,000	96,675
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Blackstone Reg Finance Co. LLC
4.30%, 11/03/30 (a)	80,000	77,802
Blue Owl Finance LLC
3.13%, 06/10/31 (a)	80,000	70,434
Brookfield Asset Management Ltd.
4.65%, 11/15/30 (a)	80,000	78,450
4.83%, 04/15/31 (a)	75,000	73,491
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	200,000	197,902
4.85%, 03/29/29 (a)	175,000	174,734
4.35%, 04/15/30 (a)	100,000	97,670
Cboe Global Markets, Inc.
1.63%, 12/15/30 (a)	50,000	43,462
Charles Schwab Corp.
3.20%, 01/25/28 (a)(c)	90,000	88,379
2.00%, 03/20/28 (a)(c)	150,000	144,265
4.00%, 02/01/29 (a)(c)	75,000	73,987
5.64%, 05/19/29 (a)(b)(c)	150,000	152,358
3.25%, 05/22/29 (a)(c)	75,000	72,270
4.60%, 07/27/29 (a)(b)(c)	100,000	99,733
2.75%, 10/01/29 (a)(c)	50,000	47,001
6.20%, 11/17/29 (a)(b)(c)	175,000	180,140
4.63%, 03/22/30 (a)(c)	50,000	49,824
4.74%, 05/21/30 (a)(b)(c)	100,000	99,661
1.65%, 03/11/31 (a)(c)	90,000	77,821
2.30%, 05/13/31 (a)(c)	90,000	79,929
4.34%, 11/14/31 (a)(b)(c)	120,000	116,822
5.11%, 08/12/32 (a)(b)(c)	150,000	149,332
CME Group, Inc.
3.75%, 06/15/28 (a)	100,000	98,761
4.40%, 03/15/30 (a)	100,000	98,794
Franklin Templeton, Inc.
1.60%, 10/30/30 (a)	100,000	87,380
Intercontinental Exchange, Inc.
3.10%, 09/15/27 (a)	100,000	98,754
4.00%, 09/15/27 (a)	250,000	248,905
3.63%, 09/01/28 (a)	150,000	146,977
3.75%, 09/21/28 (a)	100,000	98,185
3.95%, 12/01/28 (a)	80,000	78,786
4.35%, 06/15/29 (a)	175,000	173,117
4.70%, 08/20/29 (a)	125,000	124,730
2.10%, 06/15/30 (a)	150,000	135,594
4.20%, 03/15/31 (a)	90,000	87,138
5.25%, 06/15/31 (a)	110,000	111,071
Jefferies Financial Group, Inc.
5.88%, 07/21/28 (a)	150,000	152,598
4.15%, 01/23/30 (a)	150,000	144,103
5.13%, 04/28/31 (a)	150,000	146,848
Lazard Group LLC
4.50%, 09/19/28 (a)	75,000	74,340
4.38%, 03/11/29 (a)	75,000	73,929
6.00%, 03/15/31 (a)	60,000	61,766
LPL Holdings, Inc.
4.90%, 04/03/28 (a)	75,000	74,966
6.75%, 11/17/28 (a)	100,000	103,542
5.20%, 03/15/30 (a)	100,000	99,828
5.15%, 06/15/30 (a)	70,000	69,608
Marex U.K. Holdings Ltd.
5.83%, 05/08/28 (a)	100,000	100,569
6.40%, 11/04/29 (a)	75,000	76,449
5.68%, 04/21/31 (a)	50,000	49,544
Nasdaq, Inc.
5.35%, 06/28/28 (a)	175,000	176,990
1.65%, 01/15/31 (a)	80,000	69,650
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nomura Holdings, Inc.
6.07%, 07/12/28	200,000	204,222
5.00%, 06/29/29 (a)	200,000	199,576
3.10%, 01/16/30 (a)	200,000	186,948
4.90%, 07/01/30	200,000	197,470
2.68%, 07/16/30 (a)	200,000	181,830
2.61%, 07/14/31 (a)	200,000	176,514
5.04%, 06/10/36 (a)(b)	200,000	193,190
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	75,000	74,385
Stifel Financial Corp.
4.00%, 05/15/30 (a)	100,000	95,855
TPG Operating Group II LP
4.88%, 05/15/31 (a)	70,000	68,409
		7,959,968
Finance Companies 0.7%
Aercap Funding DAC
4.88%, 07/07/31 (a)	150,000	147,271
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.75%, 06/06/28 (a)	150,000	152,287
3.00%, 10/29/28 (a)	500,000	480,430
5.10%, 01/19/29 (a)	150,000	150,459
4.13%, 02/28/29 (a)	150,000	147,181
4.63%, 09/10/29 (a)	150,000	148,335
6.15%, 09/30/30 (a)	150,000	155,055
4.38%, 11/15/30 (a)	150,000	145,687
6.95%, 03/10/55 (a)(b)	150,000	153,847
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)	200,000	204,478
5.88%, 08/30/30 (a)	50,000	49,265
5.70%, 01/23/31 (a)(d)	100,000	97,449
6.70%, 07/29/31 (a)	140,000	141,826
ARES Capital Corp.
2.88%, 06/15/28 (a)	200,000	192,122
5.88%, 03/01/29 (a)	150,000	150,939
5.95%, 07/15/29 (a)	100,000	100,756
5.55%, 01/15/30 (a)	110,000	109,008
5.50%, 09/01/30 (a)	100,000	98,414
5.10%, 01/15/31 (a)	90,000	86,801
5.25%, 04/12/31 (a)	75,000	72,534
ARES Strategic Income Fund
5.70%, 03/15/28 (a)	125,000	125,470
5.45%, 09/09/28 (a)	80,000	79,734
4.85%, 01/15/29 (a)	80,000	78,606
6.35%, 08/15/29 (a)	125,000	126,570
5.60%, 02/15/30 (a)	100,000	98,350
5.80%, 09/09/30 (a)(d)	70,000	68,725
5.15%, 01/15/31 (a)	70,000	66,853
5.55%, 04/15/31 (a)	100,000	96,607
Bain Capital Specialty Finance, Inc.
5.95%, 03/15/30 (a)	50,000	48,669
5.95%, 03/01/31 (a)	50,000	48,240
Barings BDC, Inc.
5.20%, 09/15/28 (a)	40,000	39,524
Barings Private Credit Corp.
5.75%, 02/06/29 (a)	50,000	49,448
6.15%, 06/11/30 (a)	50,000	49,457
6.50%, 08/18/31 (a)(d)	50,000	49,400
Blackstone Private Credit Fund
4.95%, 09/26/27 (a)	100,000	99,881
7.30%, 11/27/28 (a)	75,000	77,363
4.00%, 01/15/29 (a)	100,000	95,944
5.95%, 07/16/29 (a)	100,000	100,018
5.60%, 11/22/29 (a)	75,000	74,077
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 04/01/30 (a)	100,000	96,893
5.05%, 09/10/30 (a)	70,000	67,072
6.25%, 01/25/31 (a)	80,000	79,710
5.35%, 03/12/31 (a)	90,000	86,465
5.95%, 05/15/31 (a)	110,000	107,988
Blackstone Secured Lending Fund
5.88%, 11/15/27 (a)	50,000	50,374
5.35%, 04/13/28 (a)	75,000	74,818
2.85%, 09/30/28 (a)	100,000	94,674
5.25%, 09/04/29 (a)	50,000	49,220
5.30%, 06/30/30 (a)	70,000	67,957
5.13%, 01/31/31 (a)	70,000	66,688
5.90%, 05/21/31 (a)	90,000	88,204
Blue Owl Capital Corp.
2.88%, 06/11/28 (a)	100,000	95,124
5.95%, 03/15/29 (a)	150,000	149,847
6.20%, 07/15/30 (a)	70,000	69,751
6.30%, 08/15/31 (a)	50,000	49,636
Blue Owl Credit Income Corp.
7.75%, 09/16/27 (a)	100,000	102,427
7.95%, 06/13/28 (a)	100,000	103,132
7.75%, 01/15/29 (a)	75,000	77,325
6.60%, 09/15/29 (a)	175,000	176,428
5.80%, 03/15/30 (a)	125,000	121,972
6.65%, 03/15/31 (a)	100,000	100,244
Blue Owl Technology Finance Corp.
6.10%, 03/15/28 (a)	150,000	150,126
6.75%, 04/04/29 (a)	100,000	100,355
6.50%, 10/15/29 (a)	70,000	69,442
6.13%, 01/23/31 (a)	50,000	48,476
Capital Southwest Corp.
5.95%, 09/18/30 (a)	50,000	49,552
Carlyle Secured Lending, Inc.
6.75%, 02/18/30 (a)	50,000	50,099
5.75%, 02/15/31 (a)	50,000	47,860
Franklin BSP Capital Corp.
7.20%, 06/15/29 (a)	75,000	76,726
GATX Corp.
3.50%, 03/15/28 (a)	75,000	73,582
4.70%, 04/01/29 (a)	75,000	74,560
4.00%, 06/30/30 (a)	60,000	57,947
1.90%, 06/01/31 (a)	50,000	43,172
Goldman Sachs BDC, Inc.
5.10%, 01/28/29 (a)	60,000	58,830
5.65%, 09/09/30 (a)	50,000	49,219
Goldman Sachs Private Credit Corp.
5.05%, 02/23/28 (a)	100,000	99,605
5.88%, 05/06/28 (a)	100,000	100,634
5.38%, 01/31/29 (a)	140,000	139,110
6.25%, 05/06/30 (a)	80,000	80,332
5.88%, 01/31/31 (a)	140,000	137,698
6.15%, 06/16/31 (a)(d)	100,000	99,054
Golub Capital BDC, Inc.
7.05%, 12/05/28 (a)	100,000	102,640
6.00%, 07/15/29 (a)	75,000	75,237
6.25%, 06/01/31 (a)	70,000	69,563
Golub Capital Private Credit Fund
5.45%, 08/15/28 (a)	140,000	139,215
5.80%, 09/12/29 (a)	145,000	144,056
5.60%, 04/15/31 (a)(d)	50,000	47,807
Hercules Capital, Inc.
5.35%, 02/10/29 (a)	50,000	49,449
6.00%, 06/16/30 (a)	50,000	49,664
6.30%, 07/24/31 (a)	50,000	49,785
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
HPS Corporate Lending Fund
5.45%, 01/14/28 (a)	100,000	99,917
4.90%, 09/11/28 (a)	80,000	78,674
6.75%, 01/30/29 (a)	100,000	101,791
5.15%, 04/02/29 (a)(d)	50,000	48,791
6.25%, 09/30/29 (a)	75,000	75,817
5.85%, 06/05/30 (a)	70,000	69,093
5.45%, 11/15/30 (a)	70,000	67,720
5.65%, 04/02/31 (a)(d)	50,000	48,365
Main Street Capital Corp.
5.40%, 08/15/28 (a)	50,000	49,960
6.95%, 03/01/29 (a)	75,000	76,990
Morgan Stanley Direct Lending Fund
6.15%, 05/17/29 (a)	50,000	50,244
6.00%, 05/19/30 (a)	50,000	49,414
6.10%, 07/15/31 (a)	50,000	49,164
MSD Investment Corp.
6.25%, 05/31/30 (a)	100,000	98,657
6.13%, 02/05/31 (a)(d)	50,000	48,459
New Mountain Finance Corp.
6.20%, 10/15/27 (a)	50,000	50,374
6.88%, 02/01/29 (a)	50,000	50,104
North Haven Private Income Fund LLC
5.75%, 02/01/30 (a)	50,000	48,442
Nuveen Churchill Direct Lending Corp.
6.65%, 03/15/30 (a)	50,000	50,002
Oaktree Specialty Lending Corp.
7.10%, 02/15/29 (a)	50,000	50,789
6.34%, 02/27/30 (a)	50,000	49,554
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (a)	50,000	52,504
6.50%, 07/23/29 (a)	75,000	75,883
6.19%, 07/15/30 (a)	50,000	49,779
Sixth Street Lending Partners
6.50%, 03/11/29 (a)	100,000	101,477
5.75%, 01/15/30 (a)	100,000	98,848
6.13%, 07/15/30 (a)	100,000	99,986
Sixth Street Specialty Lending, Inc.
6.13%, 03/01/29 (a)	75,000	75,691
5.63%, 08/15/30 (a)	40,000	39,599
Sumisho Air Lease Corp.
5.85%, 12/15/27 (a)	100,000	101,268
5.30%, 02/01/28 (a)	150,000	150,864
4.63%, 10/01/28 (a)	100,000	99,595
5.10%, 03/01/29 (a)	100,000	100,165
4.50%, 03/24/29 (a)(d)	160,000	158,027
3.25%, 10/01/29 (a)	75,000	71,107
3.00%, 02/01/30 (a)	100,000	93,121
3.13%, 12/01/30 (a)	100,000	91,866
4.85%, 03/24/31 (a)(d)	200,000	195,818
5.20%, 07/15/31 (a)	80,000	79,309
T Rowe Price Oha Select Private Credit Fund
6.50%, 07/02/31 (a)(d)	50,000	49,393
Trinity Capital, Inc.
7.00%, 05/21/31 (a)	40,000	40,364
		11,903,809
Financial Other 0.0%
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31 (a)	90,000	91,514
ORIX Corp.
5.00%, 09/13/27 (a)	100,000	100,387
4.65%, 09/10/29	100,000	99,405
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.45%, 09/09/30 (a)	70,000	68,323
2.25%, 03/09/31 (a)	60,000	53,053
		412,682
Insurance 0.7%
ACE Capital Trust II
9.70%, 04/01/30	50,000	57,565
Aegon Ltd.
5.50%, 04/11/48 (a)(b)	100,000	100,044
Aflac, Inc.
3.60%, 04/01/30 (a)	175,000	167,240
Alleghany Corp.
3.63%, 05/15/30 (a)	50,000	47,808
Allstate Corp.
5.05%, 06/24/29 (a)	100,000	100,611
1.45%, 12/15/30 (a)	75,000	64,719
American International Group, Inc.
4.85%, 05/07/30 (a)	100,000	99,725
3.40%, 06/30/30 (a)	40,000	37,625
5.75%, 04/01/48 (a)(b)	50,000	50,240
American National Group, Inc.
5.75%, 10/01/29 (a)	75,000	75,900
Aon Corp.
4.50%, 12/15/28 (a)	75,000	74,510
3.75%, 05/02/29 (a)	125,000	121,486
2.80%, 05/15/30 (a)	100,000	92,320
Aon North America, Inc.
5.15%, 03/01/29 (a)	150,000	151,054
5.30%, 03/01/31 (a)	90,000	90,610
Arthur J Gallagher & Co.
4.60%, 12/15/27 (a)	100,000	99,953
4.85%, 12/15/29 (a)	100,000	99,809
Aspen Insurance Holdings Ltd.
5.75%, 07/01/30 (a)	40,000	40,705
Assurant, Inc.
4.90%, 03/27/28 (a)	75,000	75,094
Assured Guaranty U.S. Holdings, Inc.
6.13%, 09/15/28 (a)	75,000	76,775
3.15%, 06/15/31 (a)	60,000	55,064
Athene Holding Ltd.
4.13%, 01/12/28 (a)	200,000	197,702
3.50%, 01/15/31 (a)	70,000	64,652
AXIS Specialty Finance LLC
4.90%, 01/15/40 (a)(b)	100,000	98,001
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	100,000	99,022
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (a)	100,000	91,019
1.45%, 10/15/30 (a)	90,000	79,209
Brighthouse Financial, Inc.
5.63%, 05/15/30 (a)(e)	100,000	99,953
Brown & Brown, Inc.
4.70%, 06/23/28 (a)	70,000	69,833
4.50%, 03/15/29 (a)	50,000	49,392
4.90%, 06/23/30 (a)	100,000	98,894
2.38%, 03/15/31 (a)	80,000	70,562
Chubb INA Holdings LLC
4.65%, 08/15/29 (a)	50,000	49,922
1.38%, 09/15/30 (a)	120,000	104,492
Cincinnati Financial Corp.
6.92%, 05/15/28	100,000	103,594
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CNA Financial Corp.
3.90%, 05/01/29 (a)	100,000	97,374
2.05%, 08/15/30 (a)	60,000	53,435
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	100,000	99,929
Corebridge Financial, Inc.
3.85%, 04/05/29 (a)	150,000	145,930
6.88%, 12/15/52 (a)(b)	150,000	152,157
Elevance Health, Inc.
3.65%, 12/01/27 (a)	250,000	247,292
4.10%, 03/01/28 (a)	150,000	148,776
4.00%, 09/15/28 (a)	100,000	98,639
5.15%, 06/15/29 (a)	150,000	151,246
2.88%, 09/15/29 (a)	100,000	94,420
4.75%, 02/15/30 (a)	100,000	99,335
2.25%, 05/15/30 (a)	150,000	136,404
2.55%, 03/15/31 (a)	120,000	107,810
Enact Holdings, Inc.
6.25%, 05/28/29 (a)	125,000	128,025
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	99,241
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	200,000	198,506
Essent Group Ltd.
6.25%, 07/01/29 (a)	75,000	76,901
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	100,000	102,322
6.50%, 06/04/29 (a)	75,000	75,977
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	99,904
4.63%, 04/29/30 (a)	75,000	73,790
3.38%, 03/03/31 (a)	80,000	73,986
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	50,000	49,726
3.40%, 06/15/30 (a)	80,000	74,762
2.45%, 03/15/31 (a)	70,000	61,520
First American Financial Corp.
4.00%, 05/15/30 (a)	100,000	95,444
Globe Life, Inc.
4.55%, 09/15/28 (a)	75,000	74,487
2.15%, 08/15/30 (a)	50,000	44,798
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	40,000	36,076
Hartford Insurance Group, Inc.
2.80%, 08/19/29 (a)	100,000	94,614
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	50,000	52,006
4.70%, 10/01/30 (a)	40,000	39,099
Humana, Inc.
5.75%, 12/01/28 (a)	75,000	76,271
3.70%, 03/23/29 (a)	100,000	97,001
3.13%, 08/15/29 (a)	50,000	47,509
4.88%, 04/01/30 (a)	75,000	74,303
5.38%, 04/15/31 (a)	200,000	200,372
Kemper Corp.
2.40%, 09/30/30 (a)	50,000	43,736
Lincoln National Corp.
3.05%, 01/15/30 (a)	100,000	93,647
2.33%, 08/15/30 (a)	50,000	44,907
3.40%, 01/15/31 (a)	70,000	65,048
Loews Corp.
3.20%, 05/15/30 (a)	75,000	70,599
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Markel Group, Inc.
3.50%, 11/01/27 (a)	75,000	73,959
Marsh & McLennan Cos., Inc.
4.55%, 11/08/27 (a)	125,000	125,024
4.38%, 03/15/29 (a)	250,000	247,417
4.65%, 03/15/30 (a)	100,000	99,283
2.25%, 11/15/30 (a)	90,000	80,716
MetLife, Inc.
4.55%, 03/23/30 (a)	100,000	99,101
MGIC Investment Corp.
5.25%, 08/15/28 (a)	100,000	99,858
NMI Holdings, Inc.
6.00%, 08/15/29 (a)	50,000	50,904
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	75,000	72,487
4.50%, 10/01/50 (a)(b)	60,000	57,063
Principal Financial Group, Inc.
3.70%, 05/15/29 (a)	75,000	72,675
2.13%, 06/15/30 (a)	70,000	62,981
Progressive Corp.
4.00%, 03/01/29 (a)	100,000	98,397
3.20%, 03/26/30 (a)	100,000	94,529
4.60%, 03/26/31 (a)	70,000	68,860
Prudential Financial, Inc.
2.10%, 03/10/30 (a)	100,000	91,368
4.50%, 09/15/47 (a)(b)	100,000	98,947
5.70%, 09/15/48 (a)(b)	150,000	150,202
3.70%, 10/01/50 (a)(b)	100,000	92,144
Prudential Funding Asia PLC
3.13%, 04/14/30 (a)	150,000	141,375
Radian Group, Inc.
6.20%, 05/15/29 (a)	75,000	77,087
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	75,000	72,964
3.15%, 06/15/30 (a)	70,000	65,103
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	75,000	72,607
SiriusPoint Ltd.
7.00%, 04/05/29 (a)	75,000	77,529
Travelers Cos., Inc.
4.95%, 07/24/31 (a)	100,000	99,638
UnitedHealth Group, Inc.
2.95%, 10/15/27	150,000	147,604
5.25%, 02/15/28 (a)	100,000	101,025
3.85%, 06/15/28 (a)	150,000	148,165
4.40%, 06/15/28 (a)	70,000	69,770
3.88%, 12/15/28 (a)	100,000	98,320
4.25%, 01/15/29 (a)	200,000	197,930
4.70%, 04/15/29 (a)	75,000	74,960
4.00%, 05/15/29 (a)	125,000	122,692
2.88%, 08/15/29 (a)	50,000	47,468
4.80%, 01/15/30 (a)	200,000	199,770
5.30%, 02/15/30 (a)	200,000	202,662
2.00%, 05/15/30 (a)	175,000	157,950
4.65%, 01/15/31 (a)	110,000	108,711
4.90%, 04/15/31 (a)	140,000	139,692
2.30%, 05/15/31 (a)	210,000	186,329
Unum Group
4.00%, 06/15/29 (a)	75,000	73,136
Voya Financial, Inc.
4.70%, 01/23/48 (a)(b)	50,000	49,163
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Willis North America, Inc.
4.50%, 09/15/28 (a)	100,000	99,336
2.95%, 09/15/29 (a)	100,000	94,172
4.55%, 03/15/31 (a)	100,000	97,100
		11,910,601
REITs 0.8%
Agree LP
2.00%, 06/15/28 (a)	100,000	95,312
2.90%, 10/01/30 (a)	40,000	36,767
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 (a)	100,000	98,804
4.50%, 07/30/29 (a)	50,000	49,204
2.75%, 12/15/29 (a)	50,000	46,402
4.70%, 07/01/30 (a)	60,000	58,784
4.90%, 12/15/30 (a)	75,000	74,075
3.38%, 08/15/31 (a)	100,000	91,185
American Assets Trust LP
3.38%, 02/01/31 (a)	75,000	67,993
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	75,000	74,359
4.90%, 02/15/29 (a)	50,000	49,950
4.95%, 06/15/30 (a)	90,000	89,268
2.38%, 07/15/31 (a)	50,000	43,790
Boston Properties LP
6.75%, 12/01/27 (a)	100,000	102,350
4.50%, 12/01/28 (a)	150,000	148,821
3.40%, 06/21/29 (a)	100,000	95,902
2.90%, 03/15/30 (a)	100,000	92,796
3.25%, 01/30/31 (a)	170,000	156,684
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	50,000	48,069
4.13%, 05/15/29 (a)	100,000	97,931
4.05%, 07/01/30 (a)	100,000	96,179
2.50%, 08/16/31 (a)	75,000	66,104
Camden Property Trust
4.10%, 10/15/28 (a)	50,000	49,445
3.15%, 07/01/29 (a)	75,000	71,775
2.80%, 05/15/30 (a)	125,000	115,897
COPT Defense Properties LP
2.00%, 01/15/29 (a)	75,000	70,150
4.50%, 10/15/30 (a)	50,000	48,751
2.75%, 04/15/31 (a)	75,000	67,320
Cousins Properties LP
5.25%, 07/15/30 (a)	70,000	70,024
CubeSmart LP
2.25%, 12/15/28 (a)	100,000	94,485
4.38%, 02/15/29 (a)	75,000	74,095
3.00%, 02/15/30 (a)	50,000	46,739
2.00%, 02/15/31 (a)	50,000	43,703
Digital Realty Trust LP
5.55%, 01/15/28 (a)	150,000	151,438
4.45%, 07/15/28 (a)	100,000	99,322
3.60%, 07/01/29 (a)	100,000	96,447
DOC Dr. LLC
3.95%, 01/15/28 (a)	100,000	98,963
EPR Properties
4.95%, 04/15/28 (a)	50,000	49,900
3.75%, 08/15/29 (a)	70,000	67,207
4.75%, 11/15/30 (a)	70,000	67,925
ERP Operating LP
3.20%, 01/15/28 (a)	100,000	98,146
3.50%, 03/01/28 (a)	100,000	98,402
1.90%, 12/01/28 (a)	75,000	70,486
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.30%, 06/01/29 (a)	100,000	96,275
3.00%, 07/01/29 (a)	150,000	142,854
2.50%, 02/15/30 (a)	75,000	69,243
2.30%, 03/01/30 (a)	100,000	91,649
2.45%, 01/15/31 (a)	80,000	72,134
1.85%, 08/01/31 (a)	50,000	43,298
Essential Properties LP
2.95%, 07/15/31 (a)	50,000	44,875
Essex Portfolio LP
1.70%, 03/01/28 (a)	100,000	95,636
4.00%, 03/01/29 (a)	75,000	73,455
3.00%, 01/15/30 (a)	75,000	70,324
1.65%, 01/15/31 (a)	40,000	34,561
2.55%, 06/15/31 (a)	40,000	35,585
Extra Space Storage LP
5.70%, 04/01/28 (a)	100,000	101,335
3.90%, 04/01/29 (a)	150,000	146,163
4.00%, 06/15/29 (a)	50,000	48,728
5.50%, 07/01/30 (a)	110,000	111,241
2.20%, 10/15/30 (a)	50,000	44,627
5.90%, 01/15/31 (a)	90,000	92,341
2.55%, 06/01/31 (a)	60,000	53,326
Federal Realty OP LP
5.38%, 05/01/28 (a)	50,000	50,426
3.20%, 06/15/29 (a)	50,000	47,841
3.50%, 06/01/30 (a)	50,000	47,491
First Industrial LP
5.25%, 01/15/31 (a)	60,000	59,938
Healthcare Realty Holdings LP
3.10%, 02/15/30 (a)	75,000	70,206
2.00%, 03/15/31 (a)	100,000	86,934
Healthpeak OP LLC
2.13%, 12/01/28 (a)	75,000	70,742
3.50%, 07/15/29 (a)	75,000	72,094
3.00%, 01/15/30 (a)	100,000	93,661
2.88%, 01/15/31 (a)	80,000	72,784
Highwoods Realty LP
4.13%, 03/15/28 (a)	100,000	98,601
3.05%, 02/15/30 (a)	75,000	69,736
2.60%, 02/01/31 (a)	50,000	44,395
Host Hotels & Resorts LP
4.25%, 12/15/28 (a)	50,000	49,263
3.38%, 12/15/29 (a)	100,000	94,824
3.50%, 09/15/30 (a)	90,000	84,276
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	100,000	94,662
5.45%, 08/15/30 (a)	60,000	60,336
2.00%, 08/15/31 (a)	75,000	64,139
Kilroy Realty LP
4.75%, 12/15/28 (a)	75,000	74,277
4.25%, 08/15/29 (a)	50,000	48,480
3.05%, 02/15/30 (a)	75,000	68,934
Kimco Realty OP LLC
1.90%, 03/01/28 (a)	100,000	96,098
2.70%, 10/01/30 (a)	60,000	55,256
Kite Realty Group Trust
4.75%, 09/15/30 (a)	50,000	49,340
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.50%, 08/01/30 (a)	70,000	70,022
Lineage OP LP
5.25%, 07/15/30 (a)	70,000	69,670
LXP Industrial Trust
2.70%, 09/15/30 (a)	50,000	45,270
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mid-America Apartments LP
4.20%, 06/15/28 (a)	50,000	49,585
3.95%, 03/15/29 (a)	100,000	97,943
1.70%, 02/15/31 (a)	75,000	65,068
National Health Investors, Inc.
3.00%, 02/01/31 (a)	50,000	44,905
NNN REIT, Inc.
4.30%, 10/15/28 (a)	100,000	99,054
2.50%, 04/15/30 (a)	50,000	45,841
4.60%, 02/15/31 (a)	75,000	73,572
Omega Healthcare Investors, Inc.
4.75%, 01/15/28 (a)	50,000	49,875
3.63%, 10/01/29 (a)	75,000	71,635
5.20%, 07/01/30 (a)	80,000	79,476
3.38%, 02/01/31 (a)	100,000	91,917
Piedmont Operating Partnership LP
6.88%, 07/15/29 (a)	75,000	77,857
3.15%, 08/15/30 (a)	40,000	36,572
Prologis LP
3.38%, 12/15/27 (a)	75,000	74,014
4.88%, 06/15/28 (a)	100,000	100,530
4.00%, 09/15/28 (a)	75,000	74,094
4.38%, 02/01/29 (a)	75,000	74,404
2.88%, 11/15/29 (a)	50,000	47,120
2.25%, 04/15/30 (a)	125,000	114,061
1.75%, 07/01/30 (a)	40,000	35,625
1.25%, 10/15/30 (a)	90,000	77,719
4.75%, 01/15/31 (a)	70,000	69,637
1.75%, 02/01/31 (a)	50,000	43,571
1.63%, 03/15/31 (a)	50,000	43,184
4.25%, 06/15/31 (a)	70,000	67,837
Public Storage Operating Co.
3.09%, 09/15/27 (a)	75,000	74,038
1.85%, 05/01/28 (a)	100,000	95,677
1.95%, 11/09/28 (a)	75,000	70,777
5.13%, 01/15/29 (a)	100,000	101,126
3.39%, 05/01/29 (a)	75,000	72,490
4.38%, 07/01/30 (a)	60,000	59,047
2.30%, 05/01/31 (a)	80,000	71,156
Realty Income Corp.
3.40%, 01/15/28 (a)	100,000	98,400
3.65%, 01/15/28 (a)	100,000	98,741
2.10%, 03/15/28 (a)	75,000	72,251
3.95%, 02/01/29 (a)	50,000	49,096
4.75%, 02/15/29 (a)	75,000	75,001
3.25%, 06/15/29 (a)	75,000	71,978
4.00%, 07/15/29 (a)	75,000	73,399
3.10%, 12/15/29 (a)	50,000	47,347
3.40%, 01/15/30 (a)	100,000	95,161
4.85%, 03/15/30 (a)	100,000	99,823
3.25%, 01/15/31 (a)	130,000	120,992
3.20%, 02/15/31 (a)	50,000	46,319
Regency Centers LP
2.95%, 09/15/29 (a)	75,000	70,935
3.70%, 06/15/30 (a)	80,000	76,509
Rexford Industrial Realty LP
5.00%, 06/15/28 (a)	40,000	40,090
2.13%, 12/01/30 (a)	50,000	43,987
Sabra Health Care LP
3.90%, 10/15/29 (a)	75,000	72,489
Safehold GL Holdings LLC
2.80%, 06/15/31 (a)	50,000	44,665
Simon Property Group LP
3.38%, 12/01/27 (a)	100,000	98,695
1.75%, 02/01/28 (a)	100,000	96,227
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.45%, 09/13/29 (a)	150,000	140,179
2.65%, 07/15/30 (a)	90,000	82,899
4.38%, 10/01/30 (a)	100,000	98,059
4.30%, 01/15/31 (a)	110,000	106,961
2.20%, 02/01/31 (a)	125,000	111,355
Store Capital LLC
4.50%, 03/15/28 (a)	50,000	49,653
4.63%, 03/15/29 (a)	75,000	74,085
5.40%, 04/30/30 (a)	50,000	50,060
2.75%, 11/18/30 (a)	40,000	35,841
4.95%, 02/11/31 (a)	50,000	48,904
Sun Communities Operating LP
2.30%, 11/01/28 (a)	50,000	47,378
2.70%, 07/15/31 (a)	90,000	79,985
UDR, Inc.
4.40%, 01/26/29 (a)	50,000	49,469
3.20%, 01/15/30 (a)	100,000	94,366
3.00%, 08/15/31 (a)	75,000	67,870
Ventas Realty LP
4.00%, 03/01/28 (a)	100,000	98,899
4.40%, 01/15/29 (a)	100,000	99,036
3.00%, 01/15/30 (a)	100,000	93,696
4.75%, 11/15/30 (a)	70,000	69,071
Welltower OP LLC
4.25%, 04/15/28 (a)	102,000	101,433
2.05%, 01/15/29 (a)	75,000	70,534
4.13%, 03/15/29 (a)	75,000	73,880
3.10%, 01/15/30 (a)	100,000	94,375
4.50%, 07/01/30 (a)	130,000	128,110
2.75%, 01/15/31 (a)	80,000	73,004
2.80%, 06/01/31 (a)	90,000	81,759
WP Carey, Inc.
3.85%, 07/15/29 (a)	100,000	97,183
4.65%, 07/15/30 (a)	50,000	49,168
2.40%, 02/01/31 (a)	50,000	44,515
		12,861,934
		167,317,179

Industrial 12.7%
Basic Industry 0.5%
Air Products & Chemicals, Inc.
4.30%, 06/11/28 (a)	80,000	79,698
4.60%, 02/08/29 (a)	100,000	99,830
2.05%, 05/15/30 (a)	150,000	135,759
4.75%, 02/08/31 (a)	75,000	74,561
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (a)	200,000	188,866
ArcelorMittal SA
6.55%, 11/29/27 (a)	200,000	204,142
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 (a)	175,000	175,462
5.10%, 09/08/28 (a)	150,000	151,273
5.00%, 02/21/30 (a)	100,000	100,384
5.25%, 09/08/30 (a)	120,000	121,427
Cabot Corp.
4.00%, 07/01/29 (a)	75,000	73,084
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (a)	200,000	197,244
Dow Chemical Co.
4.80%, 11/30/28 (a)	100,000	99,979
7.38%, 11/01/29	54,000	58,194
2.10%, 11/15/30 (a)	100,000	88,218
4.80%, 01/15/31 (a)	100,000	98,119
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DuPont de Nemours, Inc.
4.73%, 11/15/28 (a)(d)	151,000	150,555
Eastman Chemical Co.
4.50%, 12/01/28 (a)	50,000	49,602
5.00%, 08/01/29 (a)	50,000	50,037
4.50%, 02/20/31 (a)	75,000	72,674
Ecolab, Inc.
3.25%, 12/01/27 (a)	150,000	147,730
4.60%, 06/15/29 (a)	160,000	159,486
4.80%, 03/24/30 (a)	100,000	99,821
1.30%, 01/30/31 (a)	70,000	59,952
4.80%, 06/15/31 (a)	120,000	119,120
EIDP, Inc.
2.30%, 07/15/30 (a)	60,000	54,091
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	100,000	100,005
4.13%, 03/01/28 (a)	100,000	99,003
5.25%, 09/01/29 (a)	100,000	100,310
4.25%, 03/01/30 (a)	50,000	48,853
4.63%, 08/01/30 (a)	80,000	78,654
Georgia-Pacific LLC
7.75%, 11/15/29	75,000	81,434
8.88%, 05/15/31	60,000	69,422
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	75,000	74,485
Linde, Inc.
1.10%, 08/10/30 (a)	80,000	69,605
LYB International Finance III LLC
2.25%, 10/01/30 (a)	60,000	53,514
5.13%, 01/15/31 (a)	70,000	69,454
Mosaic Co.
4.35%, 01/15/29 (a)	70,000	68,878
4.60%, 11/15/30 (a)	50,000	48,732
5.35%, 08/17/31 (a)	125,000	124,384
NewMarket Corp.
2.70%, 03/18/31 (a)	50,000	44,861
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30 (a)	60,000	56,809
Nucor Corp.
3.95%, 05/01/28 (a)	100,000	99,093
2.70%, 06/01/30 (a)	60,000	55,531
4.65%, 06/01/30 (a)	70,000	69,511
Nutrien Ltd.
4.90%, 03/27/28 (a)	125,000	125,303
4.20%, 04/01/29 (a)	175,000	172,280
2.95%, 05/13/30 (a)	100,000	93,213
Packaging Corp. of America
3.00%, 12/15/29 (a)	150,000	141,489
PPG Industries, Inc.
2.80%, 08/15/29 (a)	50,000	47,199
2.55%, 06/15/30 (a)	40,000	36,730
4.38%, 03/15/31 (a)	90,000	87,574
Rayonier LP
2.75%, 05/17/31 (a)	60,000	53,345
Reliance, Inc.
2.15%, 08/15/30 (a)	60,000	53,711
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	60,000	65,274
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28 (a)	150,000	156,733
Rio Tinto Finance USA PLC
4.50%, 03/14/28 (a)	100,000	99,964
4.88%, 03/14/30 (a)	200,000	200,106
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rohm & Haas Co.
7.85%, 07/15/29	100,000	108,161
Sherwin-Williams Co.
4.55%, 03/01/28 (a)	50,000	49,915
4.30%, 08/15/28 (a)	70,000	69,416
2.95%, 08/15/29 (a)	50,000	47,372
2.30%, 05/15/30 (a)	100,000	90,959
4.50%, 08/15/30 (a)	70,000	68,803
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (a)	200,000	201,142
Steel Dynamics, Inc.
1.65%, 10/15/27 (a)	100,000	96,856
4.00%, 12/15/28 (a)	90,000	88,495
3.45%, 04/15/30 (a)	75,000	71,116
3.25%, 01/15/31 (a)	70,000	65,092
Suzano Austria GmbH
6.00%, 01/15/29 (a)	200,000	203,082
5.00%, 01/15/30 (a)	200,000	196,714
4.00%, 01/15/31 (a)	160,000	150,101
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	190,000	180,724
Westlake Corp.
3.38%, 06/15/30 (a)	40,000	37,699
WestRock MWV LLC
8.20%, 01/15/30	100,000	109,681
Weyerhaeuser Co.
4.00%, 11/15/29 (a)	100,000	97,168
4.00%, 04/15/30 (a)	100,000	96,605
WRKCo, Inc.
4.00%, 03/15/28 (a)	100,000	98,902
3.90%, 06/01/28 (a)	100,000	98,443
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(d)	50,000	43,783
		7,924,996
Capital Goods 1.5%
3M Co.
2.88%, 10/15/27 (a)	200,000	196,496
3.38%, 03/01/29 (a)	100,000	96,842
2.38%, 08/26/29 (a)	125,000	116,809
4.80%, 03/15/30 (a)	100,000	99,828
3.05%, 04/15/30 (a)	75,000	70,437
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	50,000	49,437
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	75,000	66,634
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (a)	100,000	98,883
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	100,000	99,525
Amcor Flexibles North America, Inc.
4.80%, 03/17/28	100,000	100,106
4.25%, 03/08/29 (a)	100,000	98,555
5.10%, 03/17/30 (a)	100,000	100,248
2.63%, 06/19/30 (a)	60,000	55,061
2.69%, 05/25/31 (a)	100,000	89,774
Amcor Group Finance PLC
5.45%, 05/23/29 (a)	75,000	76,026
Amphenol Corp.
3.80%, 11/15/27 (a)	100,000	99,268
4.38%, 06/12/28 (a)	100,000	99,576
3.90%, 11/15/28 (a)	100,000	98,429
5.05%, 04/05/29 (a)	75,000	75,563
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.35%, 06/01/29 (a)	75,000	74,281
2.80%, 02/15/30 (a)	125,000	116,709
4.13%, 11/15/30 (a)	140,000	135,673
Amrize Finance U.S. LLC
4.95%, 04/07/30 (a)	275,000	274,450
AptarGroup, Inc.
4.75%, 03/30/31 (a)	80,000	78,503
Avery Dennison Corp.
4.88%, 12/06/28 (a)	75,000	75,181
2.65%, 04/30/30 (a)	75,000	69,179
Berry Global, Inc.
5.50%, 04/15/28 (a)	100,000	101,156
5.80%, 06/15/31 (a)	110,000	112,931
Boeing Co.
3.25%, 02/01/28 (a)	150,000	146,964
3.25%, 03/01/28 (a)	100,000	97,861
3.45%, 11/01/28 (a)	50,000	48,643
3.20%, 03/01/29 (a)	150,000	144,264
6.30%, 05/01/29 (a)	200,000	206,676
2.95%, 02/01/30 (a)	100,000	93,513
5.15%, 05/01/30 (a)	600,000	601,824
3.63%, 02/01/31 (a)	175,000	164,801
6.39%, 05/01/31 (a)	150,000	157,428
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	100,000	98,931
2.75%, 03/01/30 (a)	100,000	92,781
Carrier Global Corp.
2.72%, 02/15/30 (a)	250,000	232,477
2.70%, 02/15/31 (a)(d)	100,000	90,800
Caterpillar Financial Services Corp.
1.10%, 09/14/27 (a)	200,000	193,556
4.40%, 10/15/27 (a)	50,000	49,997
4.60%, 11/15/27 (a)	100,000	100,222
3.70%, 01/10/28	70,000	69,315
4.20%, 05/15/28	100,000	99,572
4.10%, 08/15/28 (a)	100,000	99,191
3.95%, 11/14/28 (a)	140,000	138,026
3.75%, 02/23/29 (a)	125,000	122,416
4.85%, 02/27/29 (a)	150,000	150,778
4.30%, 05/15/29 (a)	150,000	148,480
4.38%, 08/16/29	50,000	49,606
4.70%, 11/15/29	150,000	150,066
4.80%, 01/08/30 (a)	100,000	100,743
4.15%, 01/08/31 (a)	70,000	68,097
4.50%, 05/15/31 (a)	140,000	137,644
Caterpillar, Inc.
2.60%, 09/19/29 (a)	50,000	47,114
2.60%, 04/09/30 (a)	100,000	92,995
1.90%, 03/12/31 (a)	60,000	52,970
CNH Industrial Capital LLC
4.75%, 03/21/28 (a)	100,000	99,906
4.55%, 04/10/28 (a)	150,000	149,248
5.10%, 04/20/29 (a)	100,000	100,274
4.50%, 10/16/30 (a)	70,000	68,149
4.38%, 03/07/31 (a)	70,000	67,683
4.95%, 06/25/31 (a)	80,000	78,970
CNH Industrial NV
3.85%, 11/15/27 (a)	100,000	99,032
CRH SMW Finance DAC
5.20%, 05/21/29 (a)	200,000	201,710
5.13%, 01/09/30 (a)	200,000	200,878
Deere & Co.
5.38%, 10/16/29	75,000	76,614
3.10%, 04/15/30 (a)	75,000	70,814
7.13%, 03/03/31	50,000	54,503
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Deere Funding Canada Corp.
4.15%, 10/09/30 (a)	70,000	68,055
4.85%, 07/15/31 (a)	50,000	49,723
Dover Corp.
2.95%, 11/04/29 (a)	40,000	37,764
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	90,000	79,636
Eaton Capital ULC
4.45%, 05/09/30 (a)	200,000	196,760
Eaton Corp.
3.85%, 03/06/28 (a)	210,000	207,726
3.95%, 03/06/29 (a)	200,000	196,228
4.20%, 03/06/31 (a)	200,000	193,714
Emerson Electric Co.
1.80%, 10/15/27 (a)	100,000	97,155
2.00%, 12/21/28 (a)	100,000	94,400
1.95%, 10/15/30 (a)	60,000	53,527
Ferguson Enterprises, Inc.
4.80%, 08/14/29 (a)	100,000	99,717
4.35%, 03/15/31 (a)	100,000	97,287
Flowserve Corp.
3.50%, 10/01/30 (a)	70,000	65,726
Fortive Corp.
4.75%, 05/15/31 (a)	80,000	78,314
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (a)	100,000	95,100
GE Vernova, Inc.
4.25%, 02/04/31 (a)	75,000	73,042
General Dynamics Corp.
2.63%, 11/15/27 (a)	150,000	146,943
3.75%, 05/15/28 (a)	100,000	98,867
3.63%, 04/01/30 (a)	150,000	144,031
2.25%, 06/01/31 (a)	60,000	53,344
General Electric Co.
4.30%, 07/29/30 (a)	130,000	127,555
HEICO Corp.
5.25%, 08/01/28 (a)	100,000	100,953
4.95%, 08/01/31 (a)	75,000	74,524
Hexcel Corp.
4.90%, 05/15/31 (a)	50,000	49,118
Honeywell Aerospace, Inc.
3.90%, 03/16/28 (a)	170,000	168,169
4.00%, 03/16/29 (a)	170,000	166,904
4.30%, 03/16/31 (a)	270,000	262,534
Honeywell International, Inc.
2.70%, 08/15/29 (a)	125,000	118,252
1.95%, 06/01/30 (a)	120,000	107,982
Howmet Aerospace, Inc.
6.75%, 01/15/28 (a)	50,000	51,376
3.75%, 03/03/28 (a)	50,000	49,336
3.00%, 01/15/29 (a)	100,000	96,039
3.90%, 04/15/29 (a)	50,000	48,941
Hubbell, Inc.
3.50%, 02/15/28 (a)	75,000	73,821
2.30%, 03/15/31 (a)	40,000	35,648
4.65%, 06/15/31 (a)	70,000	68,886
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	100,000	98,498
2.04%, 08/16/28 (a)	100,000	94,789
5.35%, 01/15/30 (a)	50,000	50,446
4.20%, 05/01/30 (a)	50,000	48,471
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
IDEX Corp.
4.95%, 09/01/29 (a)	50,000	49,952
3.00%, 05/01/30 (a)	100,000	93,238
2.63%, 06/15/31 (a)	60,000	53,698
Illinois Tool Works, Inc.
4.65%, 08/13/29 (a)	200,000	199,590
Ingersoll Rand, Inc.
5.40%, 08/14/28 (a)	100,000	101,225
5.18%, 06/15/29 (a)	100,000	101,142
5.31%, 06/15/31 (a)	70,000	70,769
John Deere Capital Corp.
4.15%, 09/15/27	150,000	149,682
4.65%, 01/07/28 (a)	100,000	100,303
4.75%, 01/20/28	200,000	200,886
4.90%, 03/03/28 (a)	125,000	125,829
1.50%, 03/06/28 (a)	175,000	167,501
4.25%, 06/05/28	90,000	89,630
4.50%, 01/16/29 (a)	200,000	199,500
4.13%, 01/18/29	200,000	197,878
3.45%, 03/07/29 (a)	150,000	145,920
3.90%, 03/09/29	100,000	98,233
3.35%, 04/18/29 (a)	75,000	72,618
4.85%, 06/11/29 (a)	150,000	150,877
4.40%, 06/15/29	40,000	39,716
2.45%, 01/09/30 (a)	100,000	92,903
4.55%, 06/05/30 (a)	100,000	99,167
4.70%, 06/10/30 (a)	130,000	129,596
4.38%, 10/15/30 (a)	80,000	78,715
1.45%, 01/15/31 (a)	70,000	60,640
4.90%, 03/07/31 (a)	120,000	119,994
4.20%, 03/10/31 (a)	70,000	68,027
4.38%, 04/15/31 (a)	75,000	73,403
2.00%, 06/17/31 (a)	70,000	61,366
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29 (a)	100,000	101,589
1.75%, 09/15/30 (a)	70,000	61,792
Kennametal, Inc.
2.80%, 03/01/31 (a)	40,000	35,954
L3Harris Technologies, Inc.
4.40%, 06/15/28 (a)	200,000	198,910
5.05%, 06/01/29 (a)	100,000	100,545
2.90%, 12/15/29 (a)	100,000	93,950
1.80%, 01/15/31 (a)	80,000	70,042
5.25%, 06/01/31 (a)	100,000	100,676
Leggett & Platt, Inc.
4.40%, 03/15/29 (a)	100,000	96,646
Lennox International, Inc.
5.50%, 09/15/28 (a)	100,000	101,262
Lockheed Martin Corp.
5.10%, 11/15/27 (a)	150,000	151,275
4.15%, 08/15/28 (a)	70,000	69,475
4.50%, 02/15/29 (a)	100,000	99,685
1.85%, 06/15/30 (a)	50,000	44,860
4.40%, 08/15/30 (a)	100,000	98,577
Martin Marietta Materials, Inc.
3.50%, 12/15/27 (a)	100,000	98,589
2.50%, 03/15/30 (a)	100,000	91,928
2.40%, 07/15/31 (a)	110,000	97,010
Masco Corp.
1.50%, 02/15/28 (a)	100,000	95,586
2.00%, 10/01/30 (a)	40,000	35,402
2.00%, 02/15/31 (a)	75,000	65,318
Mohawk Industries, Inc.
5.85%, 09/18/28 (a)	100,000	101,980
3.63%, 05/15/30 (a)	100,000	95,223
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nordson Corp.
5.60%, 09/15/28 (a)	75,000	76,111
4.50%, 12/15/29 (a)	75,000	73,977
Northrop Grumman Corp.
3.25%, 01/15/28 (a)	250,000	245,532
4.60%, 02/01/29 (a)	75,000	74,783
4.40%, 05/01/30 (a)	100,000	98,471
4.65%, 07/15/30 (a)	70,000	69,401
nVent Finance SARL
4.55%, 04/15/28 (a)	100,000	99,503
Oshkosh Corp.
4.60%, 05/15/28 (a)	100,000	99,542
Otis Worldwide Corp.
5.25%, 08/16/28 (a)	100,000	100,960
4.49%, 05/07/29 (a)	100,000	99,283
2.57%, 02/15/30 (a)	200,000	184,752
Owens Corning
3.95%, 08/15/29 (a)	50,000	48,757
3.50%, 02/15/30 (a)	75,000	71,438
3.88%, 06/01/30 (a)	40,000	38,425
Parker-Hannifin Corp.
4.25%, 09/15/27 (a)	200,000	199,564
3.25%, 06/14/29 (a)	150,000	144,067
4.50%, 09/15/29 (a)	100,000	99,194
Pentair Finance SARL
4.50%, 07/01/29 (a)	75,000	73,780
Regal Rexnord Corp.
6.05%, 04/15/28 (a)	175,000	178,083
6.30%, 02/15/30 (a)	150,000	154,669
Republic Services, Inc.
3.38%, 11/15/27 (a)	150,000	148,078
3.95%, 05/15/28 (a)	100,000	98,962
4.88%, 04/01/29 (a)	100,000	100,334
2.30%, 03/01/30 (a)	100,000	91,708
4.75%, 07/15/30 (a)	70,000	69,698
1.45%, 02/15/31 (a)	75,000	64,604
4.75%, 07/15/31 (a)	100,000	99,098
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	75,000	72,946
1.75%, 08/15/31 (a)	50,000	42,919
RTX Corp.
4.13%, 11/16/28 (a)	410,000	405,092
5.75%, 01/15/29 (a)	75,000	76,735
7.50%, 09/15/29	100,000	107,499
2.25%, 07/01/30 (a)	120,000	108,985
6.00%, 03/15/31 (a)	150,000	156,207
Sonoco Products Co.
4.60%, 09/01/29 (a)	100,000	98,811
3.13%, 05/01/30 (a)	100,000	93,150
Spirit AeroSystems, Inc.
4.60%, 06/15/28 (a)	75,000	74,653
Stanley Black & Decker, Inc.
6.00%, 03/06/28 (a)	100,000	101,669
2.30%, 03/15/30 (a)	100,000	91,042
Textron, Inc.
3.38%, 03/01/28 (a)	50,000	48,979
3.90%, 09/17/29 (a)	50,000	48,482
3.00%, 06/01/30 (a)	80,000	74,581
2.45%, 03/15/31 (a)	60,000	53,752
Timken Co.
4.50%, 12/15/28 (a)	75,000	74,409
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	100,000	97,727
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Trane Technologies Holdco, Inc.
3.75%, 08/21/28 (a)	75,000	73,850
Tyco Electronics Group SA
4.50%, 02/09/31 (a)	75,000	73,625
Veralto Corp.
5.35%, 09/18/28 (a)	100,000	101,102
Vontier Corp.
2.40%, 04/01/28 (a)	100,000	96,208
2.95%, 04/01/31 (a)	75,000	67,808
Vulcan Materials Co.
4.95%, 12/01/29 (a)	100,000	100,245
3.50%, 06/01/30 (a)	90,000	85,379
Waste Connections, Inc.
4.25%, 12/01/28 (a)	75,000	74,261
3.50%, 05/01/29 (a)	75,000	72,678
2.60%, 02/01/30 (a)	75,000	69,766
Waste Management, Inc.
3.88%, 01/15/29 (a)	100,000	98,233
4.88%, 02/15/29 (a)	100,000	100,494
2.00%, 06/01/29 (a)	200,000	186,518
4.63%, 02/15/30 (a)	100,000	99,506
4.65%, 03/15/30 (a)	300,000	298,617
1.50%, 03/15/31 (a)	120,000	103,439
4.95%, 07/03/31 (a)	100,000	100,083
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28 (a)(f)	200,000	199,628
4.90%, 05/29/30 (a)	40,000	39,829
Xylem, Inc.
1.95%, 01/30/28 (a)	100,000	96,332
2.25%, 01/30/31 (a)	60,000	53,575
		24,480,253
Communications 1.3%
America Movil SAB de CV
2.88%, 05/07/30 (a)	200,000	184,766
American Tower Corp.
3.60%, 01/15/28 (a)	100,000	98,538
5.50%, 03/15/28 (a)	100,000	101,086
5.25%, 07/15/28 (a)	100,000	100,757
5.80%, 11/15/28 (a)	100,000	101,941
5.20%, 02/15/29 (a)	100,000	100,709
3.95%, 03/15/29 (a)	100,000	97,781
3.80%, 08/15/29 (a)	200,000	194,096
2.90%, 01/15/30 (a)	100,000	93,398
5.00%, 01/31/30 (a)	100,000	99,949
4.90%, 03/15/30 (a)	100,000	99,506
2.10%, 06/15/30 (a)	90,000	80,768
1.88%, 10/15/30 (a)	200,000	176,258
2.70%, 04/15/31 (a)	100,000	90,004
AppLovin Corp.
5.13%, 12/01/29 (a)	125,000	125,229
AT&T, Inc.
1.65%, 02/01/28 (a)	300,000	287,673
4.10%, 02/15/28 (a)	250,000	248,050
4.35%, 03/01/29 (a)	475,000	469,832
4.30%, 02/15/30 (a)	400,000	391,652
4.70%, 08/15/30 (a)	130,000	128,561
4.40%, 04/30/31 (a)	200,000	194,560
2.75%, 06/01/31 (a)	380,000	342,661
British Telecommunications Ltd.
9.63%, 12/15/30 (f)	400,000	466,724
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (a)	150,000	147,069
4.20%, 03/15/28 (a)	175,000	172,475
2.25%, 01/15/29 (a)	200,000	185,682
5.05%, 03/30/29 (a)	225,000	223,148
6.10%, 06/01/29 (a)	200,000	203,418
2.80%, 04/01/31 (a)	200,000	175,396
Comcast Corp.
3.15%, 02/15/28 (a)	100,000	97,859
3.55%, 05/01/28 (a)	100,000	98,133
4.15%, 10/15/28 (a)	150,000	148,206
2.65%, 02/01/30 (a)	300,000	277,554
3.40%, 04/01/30 (a)	200,000	189,030
4.25%, 10/15/30 (a)	210,000	203,202
1.95%, 01/15/31 (a)	290,000	253,901
1.50%, 02/15/31 (a)	200,000	171,238
Crown Castle, Inc.
3.65%, 09/01/27 (a)	150,000	148,733
5.00%, 01/11/28 (a)	150,000	150,394
3.80%, 02/15/28 (a)	100,000	98,543
4.80%, 09/01/28 (a)	100,000	99,919
4.30%, 02/15/29 (a)	75,000	73,805
5.60%, 06/01/29 (a)	100,000	101,518
4.90%, 09/01/29 (a)	200,000	199,334
3.30%, 07/01/30 (a)	90,000	83,946
2.25%, 01/15/31 (a)	140,000	123,451
2.10%, 04/01/31 (a)	125,000	108,835
2.50%, 07/15/31 (a)	90,000	79,155
Deutsche Telekom International Finance BV
8.25%, 06/15/30 (f)	465,000	515,150
Fox Corp.
4.71%, 01/25/29 (a)	300,000	298,749
3.50%, 04/08/30 (a)	75,000	71,329
Koninklijke KPN NV
8.38%, 10/01/30	100,000	112,076
Meta Platforms, Inc.
4.60%, 05/15/28 (a)	275,000	275,569
4.30%, 08/15/29 (a)	100,000	99,184
4.80%, 05/15/30 (a)	100,000	99,715
4.20%, 11/15/30 (a)	550,000	533,384
4.55%, 05/15/31 (a)	410,000	400,775
4.55%, 08/15/31 (a)	125,000	122,015
Netflix, Inc.
4.88%, 04/15/28 (a)	250,000	251,442
5.88%, 11/15/28 (a)	300,000	307,764
Omnicom Group, Inc.
4.65%, 10/01/28 (a)	60,000	59,752
4.20%, 03/02/29 (a)	50,000	49,130
4.75%, 03/30/30 (a)	180,000	178,146
2.45%, 04/30/30 (a)	100,000	91,259
4.20%, 06/01/30 (a)	80,000	77,700
2.40%, 03/01/31 (a)	60,000	53,414
Orange SA
9.00%, 03/01/31	350,000	402,118
Rogers Communications, Inc.
5.00%, 02/15/29 (a)	200,000	199,930
SBA Communications Corp.
3.13%, 02/01/29 (a)	200,000	191,360
4.88%, 01/15/30 (a)	180,000	178,574
5.15%, 07/15/31 (a)	180,000	178,648
Space Exploration Technologies Corp.
5.35%, 07/15/31 (a)(d)	1,000,000	977,930
Sprint Capital Corp.
6.88%, 11/15/28	400,000	416,928
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Take-Two Interactive Software, Inc.
4.95%, 03/28/28 (a)	100,000	100,313
Telefonica Europe BV
8.25%, 09/15/30	190,000	210,471
TELUS Corp.
3.70%, 09/15/27 (a)	100,000	99,201
T-Mobile USA, Inc.
2.05%, 02/15/28 (a)	250,000	240,985
4.95%, 03/15/28 (a)	150,000	150,621
4.80%, 07/15/28 (a)	150,000	150,290
4.85%, 01/15/29 (a)	150,000	150,264
2.63%, 02/15/29 (a)	150,000	142,355
2.40%, 03/15/29 (a)	75,000	70,675
3.38%, 04/15/29 (a)	300,000	289,224
4.20%, 10/01/29 (a)	100,000	98,149
3.88%, 04/15/30 (a)	1,000,000	961,610
2.55%, 02/15/31 (a)	325,000	291,782
2.88%, 02/15/31 (a)	100,000	90,979
3.50%, 04/15/31 (a)	300,000	279,471
Verizon Communications, Inc.
4.33%, 09/21/28 (a)	198,000	197,667
3.88%, 02/08/29 (a)	150,000	146,996
4.02%, 12/03/29 (a)	400,000	389,956
3.15%, 03/22/30 (a)	250,000	235,497
1.50%, 09/18/30 (a)	120,000	104,898
1.68%, 10/30/30 (a)	125,000	109,680
7.75%, 12/01/30	75,000	82,740
1.75%, 01/20/31 (a)	325,000	283,777
2.55%, 03/21/31 (a)	460,000	413,995
Vodafone Group PLC
7.88%, 02/15/30	100,000	108,923
4.80%, 06/18/31 (a)	140,000	137,582
Walt Disney Co.
2.20%, 01/13/28 (a)	100,000	97,213
3.75%, 03/14/29 (a)	150,000	147,006
2.00%, 09/01/29 (a)	300,000	278,217
3.80%, 03/22/30 (a)	200,000	193,848
2.65%, 01/13/31 (a)	330,000	302,214
4.00%, 03/14/31	200,000	193,326
Weibo Corp.
3.38%, 07/08/30 (a)	200,000	186,156
		21,166,565
Consumer Cyclical 2.1%
Airbnb, Inc.
4.40%, 03/16/29 (a)	120,000	118,986
4.65%, 03/16/31 (a)	120,000	118,343
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	400,000	394,312
4.88%, 05/26/30 (a)	200,000	200,796
2.13%, 02/09/31 (a)	200,000	178,812
Amazon.com, Inc.
4.55%, 12/01/27 (a)	300,000	300,657
3.85%, 03/13/28 (a)	310,000	307,114
1.65%, 05/12/28 (a)	350,000	333,770
3.90%, 11/20/28 (a)	340,000	334,982
4.00%, 03/13/29 (a)	410,000	403,055
3.45%, 04/13/29 (a)	200,000	194,092
4.60%, 07/09/29 (a)	400,000	398,324
4.65%, 12/01/29 (a)	200,000	199,526
1.50%, 06/03/30 (a)	230,000	203,594
4.10%, 11/20/30 (a)	340,000	329,569
4.25%, 03/13/31 (a)	805,000	781,051
2.10%, 05/12/31 (a)	450,000	396,207
4.80%, 07/09/31 (a)	580,000	574,774
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Honda Finance Corp.
4.45%, 10/22/27 (a)	100,000	99,840
4.70%, 01/12/28 (a)	100,000	100,067
4.55%, 03/03/28	100,000	99,752
2.00%, 03/24/28 (a)	100,000	95,946
5.13%, 07/07/28 (a)	150,000	150,907
4.25%, 09/01/28	90,000	89,119
5.65%, 11/15/28 (a)	150,000	152,736
4.15%, 01/08/29	100,000	98,562
2.25%, 01/12/29 (a)	100,000	94,257
4.90%, 03/13/29 (a)	125,000	125,013
4.80%, 07/06/29 (a)	100,000	99,637
4.40%, 09/05/29 (a)	100,000	98,466
4.80%, 03/05/30 (a)	100,000	99,052
4.60%, 04/17/30 (a)	200,000	196,686
4.50%, 09/04/30	90,000	87,943
5.85%, 10/04/30 (a)	70,000	71,865
4.45%, 01/08/31	70,000	68,048
1.80%, 01/13/31 (a)	70,000	60,842
4.90%, 04/10/31	100,000	98,622
5.05%, 07/08/31 (a)	100,000	99,205
5.05%, 07/10/31	100,000	99,255
AutoNation, Inc.
3.80%, 11/15/27 (a)	50,000	49,411
1.95%, 08/01/28 (a)	50,000	47,340
4.45%, 01/15/29 (a)	80,000	78,926
4.75%, 06/01/30 (a)	60,000	58,918
2.40%, 08/01/31 (a)	50,000	43,651
AutoZone, Inc.
4.50%, 02/01/28 (a)	100,000	99,741
6.25%, 11/01/28 (a)	100,000	102,889
5.10%, 07/15/29 (a)	100,000	100,643
4.00%, 04/15/30 (a)	100,000	96,655
5.13%, 06/15/30 (a)	70,000	70,249
1.65%, 01/15/31 (a)	70,000	60,586
4.95%, 07/15/31 (a)	120,000	118,927
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	75,000	74,543
1.95%, 10/01/30 (a)	80,000	70,815
Block Financial LLC
2.50%, 07/15/28 (a)	75,000	71,741
3.88%, 08/15/30 (a)	80,000	75,604
Booking Holdings, Inc.
3.55%, 03/15/28 (a)	50,000	49,228
CBRE Services, Inc.
5.50%, 04/01/29 (a)	75,000	76,062
4.80%, 06/15/30 (a)	80,000	79,174
2.50%, 04/01/31 (a)	75,000	66,863
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	50,000	47,865
3.70%, 01/15/31 (a)	60,000	56,060
Costco Wholesale Corp.
1.60%, 04/20/30 (a)	200,000	179,668
Cummins, Inc.
4.90%, 02/20/29 (a)	100,000	100,612
1.50%, 09/01/30 (a)	100,000	88,057
4.70%, 02/15/31 (a)	100,000	99,355
Darden Restaurants, Inc.
4.55%, 10/15/29 (a)	50,000	49,315
Dick's Sporting Goods, Inc.
4.00%, 10/01/29 (a)	50,000	48,537
Dollar General Corp.
4.13%, 05/01/28 (a)	100,000	99,005
3.50%, 04/03/30 (a)	150,000	142,007
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	200,000	198,058
Dr. Horton, Inc.
1.40%, 10/15/27 (a)	70,000	67,631
4.85%, 10/15/30 (a)	70,000	69,531
eBay, Inc.
5.95%, 11/22/27 (a)	50,000	50,723
4.25%, 03/06/29 (a)	80,000	78,915
2.70%, 03/11/30 (a)	100,000	92,417
2.60%, 05/10/31 (a)	90,000	80,435
Expedia Group, Inc.
3.80%, 02/15/28 (a)	150,000	148,045
3.25%, 02/15/30 (a)	150,000	141,600
2.95%, 03/15/31 (a)	60,000	54,637
Ford Motor Co.
7.45%, 07/16/31	260,000	279,136
Ford Motor Credit Co. LLC
7.35%, 11/04/27 (a)	250,000	256,310
5.92%, 03/20/28 (a)	200,000	202,032
6.80%, 05/12/28 (a)	250,000	256,290
6.80%, 11/07/28 (a)	200,000	206,018
2.90%, 02/10/29 (a)	200,000	188,618
5.80%, 03/08/29 (a)	200,000	201,684
4.97%, 04/06/29 (a)	210,000	207,864
5.11%, 05/03/29 (a)	200,000	198,274
5.88%, 11/07/29 (a)	200,000	201,884
7.35%, 03/06/30 (a)	200,000	210,206
7.20%, 06/10/30 (a)	200,000	209,568
5.73%, 09/05/30 (a)	200,000	199,974
4.00%, 11/13/30 (a)	200,000	187,100
6.05%, 03/05/31 (a)	200,000	201,788
5.42%, 04/09/31 (a)	200,000	197,272
3.63%, 06/17/31 (a)	200,000	181,524
General Motors Co.
6.80%, 10/01/27 (a)	200,000	203,904
5.35%, 04/15/28 (a)	100,000	100,795
5.00%, 10/01/28 (a)	100,000	100,185
5.40%, 10/15/29 (a)	100,000	100,978
5.63%, 04/15/30 (a)	100,000	101,584
General Motors Financial Co., Inc.
6.00%, 01/09/28 (a)	150,000	152,221
5.05%, 04/04/28 (a)	150,000	150,528
2.40%, 04/10/28 (a)	200,000	192,548
5.80%, 06/23/28 (a)	200,000	203,078
2.40%, 10/15/28 (a)	200,000	190,182
4.20%, 10/27/28	140,000	138,163
5.80%, 01/07/29 (a)	250,000	254,657
4.30%, 04/06/29 (a)	150,000	147,534
4.75%, 04/06/29 (a)	150,000	149,175
5.55%, 07/15/29 (a)	250,000	253,565
4.90%, 10/06/29 (a)	150,000	149,557
5.35%, 01/07/30 (a)	200,000	201,334
5.85%, 04/06/30 (a)	150,000	153,463
3.60%, 06/21/30 (a)	130,000	123,072
5.45%, 07/15/30 (a)	130,000	131,318
2.35%, 01/08/31 (a)	130,000	115,417
4.60%, 01/08/31 (a)	130,000	126,858
5.75%, 02/08/31 (a)	150,000	152,937
2.70%, 06/10/31 (a)	120,000	106,933
5.60%, 06/18/31 (a)	140,000	141,700
Genuine Parts Co.
6.50%, 11/01/28 (a)	75,000	77,116
4.95%, 08/15/29 (a)	100,000	99,456
1.88%, 11/01/30 (a)	60,000	52,108
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28 (a)	50,000	50,449
5.30%, 01/15/29 (a)	100,000	100,008
4.00%, 01/15/30 (a)	100,000	95,464
4.00%, 01/15/31 (a)	90,000	84,255
Home Depot, Inc.
2.80%, 09/14/27 (a)	200,000	196,996
0.90%, 03/15/28 (a)	100,000	94,860
1.50%, 09/15/28 (a)	150,000	141,357
3.75%, 09/15/28 (a)	70,000	68,991
3.90%, 12/06/28 (a)	150,000	148,116
2.95%, 06/15/29 (a)	150,000	143,515
4.75%, 06/25/29 (a)	200,000	200,590
2.70%, 04/15/30 (a)	150,000	139,653
3.95%, 09/15/30 (a)	70,000	67,925
1.38%, 03/15/31 (a)	150,000	128,814
4.85%, 06/25/31 (a)	140,000	139,948
Honda Motor Co. Ltd.
4.69%, 07/08/30 (a)	170,000	167,632
Hyatt Hotels Corp.
5.05%, 03/30/28 (a)	100,000	100,299
4.38%, 09/15/28 (a)	100,000	99,119
5.25%, 06/30/29 (a)	75,000	75,513
5.75%, 04/23/30 (a)(g)	75,000	76,364
JD.com, Inc.
3.38%, 01/14/30 (a)	200,000	191,680
Jones Lang LaSalle, Inc.
6.88%, 12/01/28 (a)	75,000	78,029
Las Vegas Sands Corp.
5.63%, 06/15/28 (a)	150,000	151,350
3.90%, 08/08/29 (a)	50,000	48,200
6.00%, 08/15/29 (a)	50,000	50,988
6.00%, 06/14/30 (a)	100,000	101,908
5.30%, 05/15/31 (a)	70,000	69,207
Lear Corp.
3.80%, 09/15/27 (a)	150,000	148,707
3.50%, 05/30/30 (a)	50,000	47,146
Lennar Corp.
4.75%, 11/29/27 (a)	150,000	150,087
5.20%, 07/30/30 (a)	75,000	75,204
LKQ Corp.
5.75%, 06/15/28 (a)	100,000	101,149
Lowe's Cos., Inc.
3.95%, 10/15/27 (a)	90,000	89,415
1.30%, 04/15/28 (a)	200,000	189,644
1.70%, 09/15/28 (a)	150,000	141,291
4.00%, 10/15/28 (a)	100,000	98,523
6.50%, 03/15/29	100,000	104,213
3.65%, 04/05/29 (a)	200,000	194,460
1.70%, 10/15/30 (a)	300,000	263,301
4.25%, 03/15/31 (a)	150,000	145,228
2.63%, 04/01/31 (a)	200,000	180,484
Magna International, Inc.
5.05%, 03/14/29 (a)	75,000	75,362
2.45%, 06/15/30 (a)	90,000	81,954
Marriott International, Inc.
5.00%, 10/15/27 (a)	150,000	150,604
4.00%, 04/15/28 (a)	100,000	98,970
5.55%, 10/15/28 (a)	100,000	101,530
4.88%, 05/15/29 (a)	150,000	149,998
4.80%, 03/15/30 (a)	100,000	99,362
4.63%, 06/15/30 (a)	130,000	128,258
2.85%, 04/15/31 (a)	150,000	136,199
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
McDonald's Corp.
3.80%, 04/01/28 (a)	200,000	197,586
4.80%, 08/14/28 (a)	100,000	100,336
2.63%, 09/01/29 (a)	100,000	94,212
2.13%, 03/01/30 (a)	100,000	91,332
4.60%, 05/15/30 (a)	100,000	99,395
3.60%, 07/01/30 (a)	130,000	124,608
4.40%, 02/12/31 (a)	100,000	98,289
MercadoLibre, Inc.
3.13%, 01/14/31 (a)	200,000	182,084
Mercedes-Benz Finance North America LLC
8.50%, 01/18/31	250,000	282,012
NIKE, Inc.
2.85%, 03/27/30 (a)	200,000	187,252
NVR, Inc.
3.00%, 05/15/30 (a)	100,000	93,058
O'Reilly Automotive, Inc.
3.60%, 09/01/27 (a)	100,000	99,118
4.35%, 06/01/28 (a)	100,000	99,338
3.90%, 06/01/29 (a)	75,000	73,235
4.20%, 04/01/30 (a)	75,000	72,996
1.75%, 03/15/31 (a)	60,000	51,962
5.05%, 08/14/31 (a)	75,000	74,717
PACCAR Financial Corp.
4.60%, 01/10/28	100,000	100,179
4.00%, 08/08/28 (a)	50,000	49,518
4.95%, 08/10/28	100,000	100,690
4.00%, 11/07/28 (a)	50,000	49,414
4.60%, 01/31/29 (a)	150,000	150,018
4.30%, 06/18/29 (a)	40,000	39,641
PulteGroup, Inc.
4.25%, 03/01/31 (a)	50,000	48,264
PVH Corp.
5.50%, 06/13/30 (a)	70,000	70,128
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	90,000	83,693
Ross Stores, Inc.
1.88%, 04/15/31 (a)	50,000	43,654
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (a)	100,000	98,455
Sands China Ltd.
5.40%, 08/08/28 (a)(g)	300,000	301,980
4.38%, 06/18/30 (a)(g)	200,000	193,588
Sekisui House U.S., Inc.
3.85%, 01/15/30 (a)	75,000	70,983
2.50%, 01/15/31 (a)	40,000	35,043
Starbucks Corp.
3.50%, 03/01/28 (a)	100,000	98,374
4.50%, 05/15/28 (a)	52,000	51,865
4.00%, 11/15/28 (a)	150,000	147,772
3.55%, 08/15/29 (a)	50,000	48,348
2.25%, 03/12/30 (a)	100,000	91,328
2.55%, 11/15/30 (a)	160,000	145,387
4.90%, 02/15/31 (a)	75,000	74,942
Tapestry, Inc.
5.10%, 03/11/30 (a)	100,000	99,925
Target Corp.
4.35%, 06/15/28 (a)	70,000	69,819
3.38%, 04/15/29 (a)	200,000	194,176
2.65%, 09/15/30 (a)	60,000	55,157
TJX Cos., Inc.
1.15%, 05/15/28 (a)	100,000	94,471
3.88%, 04/15/30 (a)	50,000	48,352
1.60%, 05/15/31 (a)	60,000	51,769
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Toll Brothers Finance Corp.
3.80%, 11/01/29 (a)	50,000	48,143
Toyota Motor Corp.
2.76%, 07/02/29 (a)	100,000	95,229
4.45%, 06/30/30 (a)	200,000	197,518
2.36%, 03/25/31 (a)	60,000	53,926
Toyota Motor Credit Corp.
4.55%, 09/20/27	200,000	200,320
4.35%, 10/08/27 (a)	100,000	99,960
5.45%, 11/10/27 (a)	150,000	151,774
3.05%, 01/11/28 (a)	100,000	98,168
3.75%, 01/12/28 (a)	100,000	99,063
4.63%, 01/12/28 (a)	200,000	200,442
4.25%, 05/12/28	110,000	109,597
4.05%, 09/05/28 (a)	110,000	108,892
5.25%, 09/11/28 (a)	200,000	202,454
4.65%, 01/05/29 (a)	150,000	149,943
3.65%, 01/08/29 (a)	100,000	97,870
4.05%, 03/13/29 (a)	160,000	157,643
5.05%, 05/16/29 (a)	150,000	151,236
4.45%, 06/29/29 (a)	150,000	148,926
4.50%, 07/09/29 (a)	100,000	99,385
4.55%, 08/09/29 (a)	100,000	99,477
4.95%, 01/09/30 (a)	100,000	100,362
3.38%, 04/01/30 (a)	100,000	95,083
4.80%, 05/15/30 (a)	100,000	99,720
5.55%, 11/20/30 (a)	160,000	163,962
1.65%, 01/10/31 (a)	70,000	61,088
4.20%, 01/10/31	100,000	97,256
5.10%, 03/21/31 (a)	130,000	130,685
4.55%, 05/14/31 (a)	110,000	108,012
Tractor Supply Co.
1.75%, 11/01/30 (a)	80,000	69,896
Uber Technologies, Inc.
4.30%, 01/15/30 (a)	200,000	196,122
4.15%, 01/15/31 (a)	100,000	96,569
UL Solutions, Inc.
6.50%, 10/20/28 (a)(d)	75,000	77,579
VICI Properties LP
4.75%, 02/15/28 (a)	200,000	199,620
4.95%, 02/15/30 (a)	150,000	147,999
Walmart, Inc.
3.90%, 04/15/28 (a)	250,000	248,097
3.70%, 06/26/28 (a)	250,000	247,027
1.50%, 09/22/28 (a)	200,000	188,684
2.38%, 09/24/29 (a)	100,000	93,942
4.35%, 04/28/30 (a)	200,000	198,356
4.15%, 04/30/31 (a)	200,000	195,546
		35,070,484
Consumer Non-Cyclical 3.1%
Abbott Laboratories
3.70%, 03/09/29 (a)	300,000	293,172
1.40%, 06/30/30 (a)	220,000	194,251
4.00%, 03/15/31 (a)	300,000	289,269
AbbVie, Inc.
3.78%, 03/03/28 (a)	200,000	197,674
4.65%, 03/15/28 (a)	200,000	200,212
4.25%, 11/14/28 (a)	275,000	272,819
4.80%, 03/15/29 (a)	400,000	400,588
3.20%, 11/21/29 (a)	725,000	690,512
4.65%, 03/15/30 (a)	200,000	198,750
4.88%, 03/15/30 (a)	100,000	100,065
4.13%, 03/15/31 (a)	170,000	164,383
4.95%, 03/15/31 (a)	280,000	280,246
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Adventist Health System
4.74%, 12/01/30 (a)	50,000	49,110
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	75,000	74,020
2.21%, 06/15/30 (a)	40,000	36,350
Agilent Technologies, Inc.
4.20%, 09/09/27 (a)	100,000	99,795
2.75%, 09/15/29 (a)	100,000	94,093
2.10%, 06/04/30 (a)	60,000	54,158
2.30%, 03/12/31 (a)	100,000	89,040
Ahold Finance USA LLC
6.88%, 05/01/29	100,000	104,940
Altria Group, Inc.
6.20%, 11/01/28 (a)	100,000	102,848
4.80%, 02/14/29 (a)	300,000	299,976
3.40%, 05/06/30 (a)	100,000	94,720
4.50%, 08/06/30 (a)	70,000	68,870
Amgen, Inc.
3.20%, 11/02/27 (a)	200,000	196,930
5.15%, 03/02/28 (a)	500,000	503,270
1.65%, 08/15/28 (a)	150,000	141,550
3.00%, 02/22/29 (a)	100,000	95,915
4.05%, 08/18/29 (a)	150,000	147,069
2.45%, 02/21/30 (a)	200,000	184,240
5.25%, 03/02/30 (a)	400,000	403,716
4.20%, 02/19/31 (a)	125,000	121,127
2.30%, 02/25/31 (a)	150,000	133,942
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 (a)	400,000	400,464
3.50%, 06/01/30 (a)	220,000	210,230
4.90%, 01/23/31 (a)	110,000	110,086
Archer-Daniels-Midland Co.
3.25%, 03/27/30 (a)	100,000	94,699
Ascension Health
4.08%, 11/15/28 (a)	70,000	69,267
2.53%, 11/15/29 (a)	100,000	93,212
4.29%, 11/15/30 (a)	110,000	107,293
Astrazeneca Finance LLC
4.88%, 03/03/28 (a)	200,000	201,106
1.75%, 05/28/28 (a)	200,000	190,842
4.85%, 02/26/29 (a)	200,000	200,984
4.90%, 03/03/30 (a)	100,000	100,285
4.90%, 02/26/31 (a)	150,000	149,977
4.00%, 03/02/31 (a)	90,000	86,703
2.25%, 05/28/31 (a)	90,000	79,854
AstraZeneca PLC
1.38%, 08/06/30 (a)	300,000	263,211
Augusta SpinCo Corp.
4.32%, 09/23/27 (a)	90,000	89,761
4.40%, 03/23/29 (a)	80,000	79,120
4.66%, 03/23/31 (a)	100,000	98,285
Banner Health
1.90%, 01/01/31 (a)	40,000	35,276
BAT Capital Corp.
2.26%, 03/25/28 (a)	150,000	144,481
3.46%, 09/06/29 (a)	100,000	96,117
4.91%, 04/02/30 (a)	150,000	149,482
6.34%, 08/02/30 (a)	165,000	172,382
5.83%, 02/20/31 (a)	125,000	128,444
2.73%, 03/25/31 (a)	160,000	144,648
BAT International Finance PLC
4.45%, 03/16/28 (a)	200,000	199,268
5.93%, 02/02/29 (a)	100,000	102,517
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Baxter International, Inc.
2.27%, 12/01/28 (a)	150,000	141,417
4.45%, 02/15/29 (a)	40,000	39,462
3.95%, 04/01/30 (a)	75,000	71,998
4.90%, 12/15/30 (a)	100,000	98,229
1.73%, 04/01/31 (a)	75,000	63,713
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	40,000	35,202
Becton Dickinson & Co.
4.69%, 02/13/28 (a)	150,000	149,964
4.87%, 02/08/29 (a)	100,000	100,063
2.82%, 05/20/30 (a)	100,000	92,668
1.96%, 02/11/31 (a)	100,000	87,661
Biogen, Inc.
2.25%, 05/01/30 (a)	200,000	181,448
5.05%, 01/15/31 (a)	60,000	60,129
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	50,000	47,806
Boston Scientific Corp.
4.00%, 03/01/28 (a)	75,000	74,407
2.65%, 06/01/30 (a)	140,000	129,076
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (a)	175,000	168,565
3.45%, 11/15/27 (a)	100,000	98,906
3.90%, 02/20/28 (a)	75,000	74,445
4.90%, 02/22/29 (a)	100,000	100,772
3.40%, 07/26/29 (a)	200,000	193,132
1.45%, 11/13/30 (a)	150,000	130,935
5.75%, 02/01/31 (a)	150,000	154,846
5.10%, 02/22/31 (a)	175,000	176,242
Brunswick Corp.
5.85%, 03/18/29 (a)	125,000	127,109
2.40%, 08/18/31 (a)	50,000	43,379
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	75,000	74,413
4.10%, 01/07/28 (a)	100,000	99,299
4.20%, 09/17/29 (a)	100,000	98,168
4.55%, 08/04/30 (a)	90,000	88,403
3.20%, 04/21/31 (a)	75,000	69,202
2.75%, 05/14/31 (a)	125,000	112,923
5.00%, 08/19/31 (a)	75,000	74,538
Campbell's Co.
4.15%, 03/15/28 (a)	150,000	148,437
5.20%, 03/21/29 (a)	100,000	100,372
2.38%, 04/24/30 (a)	50,000	45,182
4.55%, 03/21/31 (a)	70,000	67,592
Cardinal Health, Inc.
5.13%, 02/15/29 (a)	100,000	100,683
5.00%, 11/15/29 (a)	100,000	100,164
4.50%, 09/15/30 (a)	80,000	78,493
Cencora, Inc.
3.45%, 12/15/27 (a)	150,000	147,894
4.85%, 12/15/29 (a)	100,000	99,892
2.80%, 05/15/30 (a)	75,000	69,454
4.25%, 11/15/30 (a)	75,000	72,749
2.70%, 03/15/31 (a)	130,000	117,608
Cigna Group
4.38%, 10/15/28 (a)	500,000	496,205
5.00%, 05/15/29 (a)	150,000	150,957
2.40%, 03/15/30 (a)	200,000	183,694
4.50%, 09/15/30 (a)	130,000	127,734
2.38%, 03/15/31 (a)	190,000	169,636
5.13%, 05/15/31 (a)	100,000	100,450
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Clorox Co.
3.10%, 10/01/27 (a)	75,000	73,919
3.90%, 05/15/28 (a)	100,000	98,639
1.80%, 05/15/30 (a)	100,000	89,231
4.70%, 05/15/31 (a)	70,000	68,667
Coca-Cola Co.
1.50%, 03/05/28	100,000	95,849
1.00%, 03/15/28	100,000	94,977
2.13%, 09/06/29 (a)	100,000	93,253
3.45%, 03/25/30 (a)	200,000	192,578
1.65%, 06/01/30 (a)	170,000	152,464
2.00%, 03/05/31	215,000	191,442
1.38%, 03/15/31	160,000	138,506
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29 (a)	100,000	101,155
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 (a)	150,000	139,345
Colgate-Palmolive Co.
4.60%, 03/01/28 (a)	100,000	100,406
CommonSpirit Health
3.35%, 10/01/29 (a)	200,000	190,382
4.35%, 09/01/30 (a)	100,000	97,036
2.78%, 10/01/30 (a)	70,000	63,982
Conagra Brands, Inc.
1.38%, 11/01/27 (a)	150,000	144,225
7.00%, 10/01/28	100,000	103,812
4.85%, 11/01/28 (a)	200,000	199,188
5.00%, 08/01/30 (a)	70,000	69,131
8.25%, 09/15/30	50,000	55,189
5.40%, 08/01/31 (a)	50,000	49,852
Constellation Brands, Inc.
4.65%, 11/15/28 (a)	75,000	74,741
4.80%, 01/15/29 (a)	75,000	74,937
3.15%, 08/01/29 (a)	50,000	47,640
2.88%, 05/01/30 (a)	150,000	139,213
4.80%, 05/01/30 (a)	100,000	99,215
4.85%, 05/06/31 (a)	70,000	69,149
2.25%, 08/01/31 (a)	125,000	109,231
CVS Health Corp.
4.30%, 03/25/28 (a)	500,000	496,725
5.00%, 01/30/29 (a)	200,000	200,874
5.40%, 06/01/29 (a)	200,000	202,792
3.25%, 08/15/29 (a)	250,000	238,907
5.13%, 02/21/30 (a)	200,000	200,784
3.75%, 04/01/30 (a)	175,000	167,786
1.75%, 08/21/30 (a)	265,000	233,505
5.25%, 01/30/31 (a)	110,000	110,633
1.88%, 02/28/31 (a)	150,000	130,482
5.55%, 06/01/31 (a)	140,000	142,258
Dentsply Sirona, Inc.
3.25%, 06/01/30 (a)	90,000	83,227
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	100,000	93,437
Diageo Capital PLC
5.30%, 10/24/27 (a)	200,000	201,778
2.38%, 10/24/29 (a)	200,000	185,900
2.00%, 04/29/30 (a)	200,000	180,476
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	99,279
Eli Lilly & Co.
4.55%, 02/12/28 (a)	150,000	150,318
4.00%, 10/15/28 (a)	130,000	128,731
4.50%, 02/09/29 (a)	300,000	299,931
4.15%, 05/20/29 (a)	100,000	98,973
4.20%, 08/14/29 (a)	150,000	148,447
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 02/12/30 (a)	200,000	200,340
4.25%, 03/15/31 (a)	100,000	97,852
4.38%, 05/20/31 (a)	200,000	195,954
Estee Lauder Cos., Inc.
4.38%, 05/15/28 (a)	125,000	124,446
2.38%, 12/01/29 (a)	100,000	92,538
2.60%, 04/15/30 (a)	75,000	69,342
1.95%, 03/15/31 (a)	70,000	61,308
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	60,000	51,726
GE HealthCare Technologies, Inc.
5.65%, 11/15/27 (a)	250,000	252,775
4.15%, 12/15/28 (a)	100,000	98,675
4.80%, 08/14/29 (a)	200,000	199,924
5.86%, 03/15/30 (a)	100,000	102,625
4.80%, 01/15/31 (a)	90,000	89,082
General Mills, Inc.
4.20%, 04/17/28 (a)	200,000	198,372
5.50%, 10/17/28 (a)	100,000	101,514
4.88%, 01/30/30 (a)	100,000	99,681
2.88%, 04/15/30 (a)	100,000	92,989
Gilead Sciences, Inc.
4.25%, 05/20/28 (a)	70,000	69,715
4.40%, 05/20/29 (a)	140,000	138,785
4.80%, 11/15/29 (a)	100,000	100,199
1.65%, 10/01/30 (a)	170,000	149,835
4.60%, 05/20/31 (a)	140,000	137,848
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	100,000	96,849
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28 (a)	200,000	198,044
4.50%, 04/15/30 (a)	150,000	148,699
Haleon U.S. Capital LLC
3.38%, 03/24/29 (a)	250,000	241,475
4.63%, 08/21/29 (a)	75,000	74,647
4.88%, 08/21/31 (a)	100,000	99,439
Hasbro, Inc.
3.50%, 09/15/27 (a)	100,000	99,006
3.90%, 11/19/29 (a)	100,000	96,705
4.65%, 03/12/31 (a)	50,000	48,959
HCA, Inc.
5.20%, 06/01/28 (a)	150,000	151,044
5.63%, 09/01/28 (a)	200,000	202,564
5.88%, 02/01/29 (a)	150,000	152,838
3.38%, 03/15/29 (a)	100,000	96,468
4.13%, 06/15/29 (a)	250,000	245,195
5.25%, 03/01/30 (a)	100,000	100,667
3.50%, 09/01/30 (a)	440,000	415,105
4.30%, 11/15/30 (a)	70,000	67,883
5.45%, 04/01/31 (a)	250,000	252,635
4.70%, 05/15/31 (a)	140,000	137,201
2.38%, 07/15/31 (a)	100,000	87,970
Hershey Co.
2.45%, 11/15/29 (a)	150,000	139,554
4.75%, 02/24/30 (a)	75,000	74,990
1.70%, 06/01/30 (a)	40,000	35,706
Hormel Foods Corp.
1.70%, 06/03/28 (a)	100,000	95,173
1.80%, 06/11/30 (a)	120,000	107,285
Icon Investments Six DAC
5.85%, 05/08/29 (a)	200,000	203,640
5.42%, 08/13/31 (a)(d)	200,000	199,140
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Illumina, Inc.
5.75%, 12/13/27 (a)	100,000	101,223
4.75%, 12/12/30 (a)	75,000	73,826
2.55%, 03/23/31 (a)	60,000	53,625
Ingredion, Inc.
2.90%, 06/01/30 (a)	70,000	65,080
IQVIA, Inc.
5.70%, 05/15/28 (a)	200,000	202,436
6.25%, 02/01/29 (a)	150,000	154,123
J.M. Smucker Co.
3.38%, 12/15/27 (a)	100,000	98,504
5.90%, 11/15/28 (a)	100,000	102,384
2.38%, 03/15/30 (a)	100,000	91,719
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 02/02/29 (a)	200,000	191,370
Johnson & Johnson
0.95%, 09/01/27 (a)	200,000	193,738
2.90%, 01/15/28 (a)	50,000	49,066
4.55%, 03/01/28 (a)	100,000	100,282
4.80%, 06/01/29 (a)	150,000	151,363
6.95%, 09/01/29	100,000	107,125
4.70%, 03/01/30 (a)	175,000	175,616
1.30%, 09/01/30 (a)	250,000	220,037
4.90%, 06/01/31 (a)	160,000	161,714
Kellanova
3.40%, 11/15/27 (a)	75,000	74,063
4.30%, 05/15/28 (a)	100,000	99,458
2.10%, 06/01/30 (a)	60,000	54,292
7.45%, 04/01/31	75,000	82,317
Kenvue, Inc.
5.05%, 03/22/28 (a)	150,000	150,987
5.00%, 03/22/30 (a)	100,000	100,368
Keurig Dr. Pepper, Inc.
4.60%, 05/25/28 (a)	100,000	99,681
5.05%, 03/15/29 (a)	125,000	125,214
3.95%, 04/15/29 (a)	150,000	146,412
3.20%, 05/01/30 (a)	100,000	93,426
4.60%, 05/15/30 (a)	100,000	98,142
2.25%, 03/15/31 (a)	60,000	52,936
5.20%, 03/15/31 (a)	70,000	69,866
Kimberly-Clark Corp.
1.05%, 09/15/27 (a)	75,000	72,584
3.95%, 11/01/28 (a)	75,000	74,033
3.20%, 04/25/29 (a)	100,000	96,218
3.10%, 03/26/30 (a)	100,000	94,348
Kraft Heinz Foods Co.
3.75%, 04/01/30 (a)	100,000	95,813
4.25%, 03/01/31 (a)	50,000	48,306
Kroger Co.
4.50%, 01/15/29 (a)	100,000	99,448
2.20%, 05/01/30 (a)	74,000	67,192
1.70%, 01/15/31 (a)	50,000	43,529
7.50%, 04/01/31	75,000	82,496
Laboratory Corp. of America Holdings
2.95%, 12/01/29 (a)	100,000	94,050
4.35%, 04/01/30 (a)	75,000	73,415
2.70%, 06/01/31 (a)	60,000	53,945
Maple Parent Holdings Corp.
4.75%, 03/26/29 (a)(d)	80,000	79,417
5.05%, 03/26/31 (a)(d)	80,000	78,852
Mattel, Inc.
5.00%, 11/17/30 (a)	80,000	79,073
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
McCormick & Co., Inc.
2.50%, 04/15/30 (a)	75,000	68,862
1.85%, 02/15/31 (a)	75,000	65,516
McKesson Corp.
4.90%, 07/15/28 (a)	100,000	100,494
4.25%, 09/15/29 (a)	100,000	98,479
4.65%, 05/30/30 (a)	75,000	74,393
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	150,000	149,371
Merck & Co., Inc.
3.85%, 09/15/27 (a)	100,000	99,576
4.05%, 05/17/28 (a)	150,000	149,106
4.30%, 05/22/28 (a)	50,000	49,891
1.90%, 12/10/28 (a)	150,000	141,508
3.40%, 03/07/29 (a)	250,000	243,012
3.85%, 03/15/29 (a)	100,000	98,304
4.30%, 05/17/30 (a)	100,000	98,400
1.45%, 06/24/30 (a)	140,000	123,861
4.15%, 09/15/30 (a)	100,000	97,608
4.15%, 03/15/31 (a)	140,000	135,860
4.65%, 05/22/31 (a)	75,000	74,295
Molson Coors Beverage Co.
4.90%, 07/08/31 (a)	70,000	69,098
Mondelez International, Inc.
4.25%, 05/06/28 (a)	100,000	99,327
4.13%, 05/07/28 (a)	100,000	99,081
2.75%, 04/13/30 (a)	100,000	92,809
4.50%, 05/06/30 (a)	100,000	98,439
1.50%, 02/04/31 (a)	75,000	64,788
Mylan, Inc.
4.55%, 04/15/28 (a)	150,000	148,789
Novartis Capital Corp.
3.90%, 11/05/28 (a)	100,000	98,682
4.10%, 03/16/29 (a)	170,000	167,948
3.80%, 09/18/29 (a)	100,000	97,641
2.20%, 08/14/30 (a)	180,000	163,305
4.10%, 11/05/30 (a)	240,000	233,326
4.40%, 03/18/31 (a)	240,000	235,382
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31 (a)	40,000	34,019
PeaceHealth Obligated Group
4.34%, 11/15/28 (a)	50,000	49,545
Pepsico Singapore Financing I Pte. Ltd.
4.55%, 02/16/29 (a)	325,000	324,714
PepsiCo, Inc.
3.00%, 10/15/27 (a)	300,000	295,803
4.10%, 01/15/29 (a)	100,000	99,072
7.00%, 03/01/29 (a)	100,000	105,922
4.50%, 07/17/29 (a)	100,000	99,775
2.63%, 07/29/29 (a)	150,000	142,179
4.60%, 02/07/30 (a)	100,000	99,747
2.75%, 03/19/30 (a)	200,000	187,110
1.63%, 05/01/30 (a)	100,000	89,611
4.30%, 07/23/30 (a)	90,000	89,036
1.40%, 02/25/31 (a)	100,000	86,343
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	500,000	498,800
4.65%, 05/19/30 (a)	400,000	396,976
Pfizer, Inc.
3.88%, 11/15/27 (a)	140,000	139,160
3.60%, 09/15/28 (a)	100,000	98,268
3.45%, 03/15/29 (a)	200,000	194,586
2.63%, 04/01/30 (a)	150,000	139,125
1.70%, 05/28/30 (a)	100,000	89,275
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 11/15/30 (a)	140,000	136,688
1.75%, 08/18/31 (a)	150,000	129,390
Pharmacia LLC
6.60%, 12/01/28	150,000	156,168
Philip Morris International, Inc.
5.13%, 11/17/27 (a)	250,000	251,650
4.88%, 02/15/28 (a)	200,000	200,766
3.13%, 03/02/28 (a)	75,000	73,418
4.13%, 04/28/28 (a)	100,000	99,224
5.25%, 09/07/28 (a)	100,000	101,104
3.88%, 10/27/28 (a)	100,000	98,388
4.88%, 02/13/29 (a)	150,000	150,624
4.13%, 04/27/29 (a)	150,000	147,742
3.38%, 08/15/29 (a)	50,000	48,132
4.63%, 11/01/29 (a)	125,000	124,345
5.63%, 11/17/29 (a)	200,000	204,444
5.13%, 02/15/30 (a)	300,000	301,956
4.38%, 04/30/30 (a)	100,000	98,123
2.10%, 05/01/30 (a)	150,000	135,916
5.50%, 09/07/30 (a)	100,000	101,929
4.00%, 10/29/30 (a)	100,000	96,637
1.75%, 11/01/30 (a)	90,000	79,212
5.13%, 02/13/31 (a)	150,000	150,723
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	125,000	119,282
Polaris, Inc.
6.95%, 03/15/29 (a)	100,000	103,999
5.60%, 03/01/31 (a)	70,000	69,371
Procter & Gamble Co.
3.95%, 01/26/28 (a)	150,000	149,227
3.00%, 03/25/30 (a)	200,000	189,288
4.05%, 05/01/30 (a)	200,000	196,418
1.20%, 10/29/30 (a)	150,000	130,387
1.95%, 04/23/31 (a)	150,000	132,924
Providence St. Joseph Health Obligated Group
2.53%, 10/01/29 (a)	75,000	69,945
Quest Diagnostics, Inc.
4.60%, 12/15/27 (a)	50,000	50,029
4.20%, 06/30/29 (a)	100,000	98,319
4.63%, 12/15/29 (a)	100,000	99,268
2.95%, 06/30/30 (a)	100,000	93,029
2.80%, 06/30/31 (a)	70,000	63,300
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	150,000	131,980
Revvity, Inc.
1.90%, 09/15/28 (a)	75,000	70,751
3.30%, 09/15/29 (a)	100,000	95,098
2.55%, 03/15/31 (a)	50,000	44,754
Royalty Pharma PLC
1.75%, 09/02/27 (a)	150,000	146,076
5.15%, 09/02/29 (a)	100,000	100,561
2.20%, 09/02/30 (a)	120,000	107,729
4.45%, 03/25/31 (a)	80,000	77,858
Sanofi SA
3.75%, 11/03/27 (a)	50,000	49,619
3.63%, 06/19/28 (a)	100,000	98,575
3.80%, 11/03/28 (a)	50,000	49,190
Smith & Nephew PLC
2.03%, 10/14/30 (a)	120,000	106,165
Solventum Corp.
5.45%, 03/13/31 (a)	140,000	141,502
SSM Health Care Corp.
4.89%, 06/01/28 (a)	100,000	100,220
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	150,000	135,061
Stryker Corp.
4.70%, 02/10/28 (a)	75,000	75,103
3.65%, 03/07/28 (a)	75,000	73,913
4.85%, 12/08/28 (a)	100,000	100,254
4.25%, 09/11/29 (a)	100,000	98,455
4.85%, 02/10/30 (a)	200,000	199,668
1.95%, 06/15/30 (a)	120,000	107,760
Sutter Health
3.70%, 08/15/28 (a)	75,000	73,750
2.29%, 08/15/30 (a)	75,000	67,885
Sysco Corp.
5.75%, 01/17/29 (a)	75,000	76,450
2.40%, 02/15/30 (a)	75,000	68,648
5.95%, 04/01/30 (a)	150,000	153,792
5.10%, 09/23/30 (a)	90,000	89,852
4.40%, 07/25/31 (a)	80,000	77,088
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	200,000	200,690
2.05%, 03/31/30 (a)	400,000	361,300
Teva Pharmaceutical Finance Netherlands III BV
7.88%, 09/15/29 (a)	200,000	213,866
Teva Pharmaceutical Finance Netherlands IV BV
5.75%, 12/01/30 (a)	200,000	203,180
Thermo Fisher Scientific, Inc.
5.00%, 01/31/29 (a)	300,000	302,412
2.60%, 10/01/29 (a)	100,000	93,832
4.98%, 08/10/30 (a)	200,000	200,804
4.20%, 03/01/31 (a)	70,000	67,929
Toledo Hospital
5.33%, 11/15/28 (a)	50,000	50,049
Tyson Foods, Inc.
4.35%, 03/01/29 (a)	85,000	84,046
5.10%, 08/24/31 (a)	50,000	49,811
Unilever Capital Corp.
3.50%, 03/22/28 (a)	150,000	147,786
4.88%, 09/08/28 (a)	100,000	100,595
2.13%, 09/06/29 (a)	100,000	92,959
1.38%, 09/14/30 (a)	100,000	87,807
1.75%, 08/12/31 (a)	100,000	86,399
Universal Health Services, Inc.
4.63%, 10/15/29 (a)	75,000	73,768
2.65%, 10/15/30 (a)	100,000	89,871
Viatris, Inc.
2.70%, 06/22/30 (a)	170,000	154,596
Zimmer Biomet Holdings, Inc.
5.35%, 12/01/28 (a)	75,000	75,818
5.05%, 02/19/30 (a)	75,000	75,184
Zoetis, Inc.
3.00%, 09/12/27 (a)	150,000	147,981
4.15%, 08/17/28 (a)	110,000	108,941
3.90%, 08/20/28 (a)	75,000	73,903
2.00%, 05/15/30 (a)	75,000	67,510
		51,367,821
Energy 1.3%
APA Corp.
4.25%, 01/15/30 (a)	125,000	121,999
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	200,000	197,180
4.05%, 03/11/29 (a)	70,000	68,811
3.14%, 11/07/29 (a)	75,000	71,275
4.35%, 06/15/31 (a)	170,000	164,788
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Boardwalk Pipelines LP
3.40%, 02/15/31 (a)	50,000	46,340
BP Capital Markets America, Inc.
5.02%, 11/17/27 (a)	150,000	150,933
3.94%, 09/21/28 (a)	100,000	98,610
4.23%, 11/06/28 (a)	400,000	396,628
4.70%, 04/10/29 (a)	150,000	150,085
4.97%, 10/17/29 (a)	100,000	100,691
4.87%, 11/25/29 (a)	100,000	100,363
3.63%, 04/06/30 (a)	200,000	192,268
1.75%, 08/10/30 (a)	120,000	106,786
BP Capital Markets PLC
3.28%, 09/19/27 (a)	200,000	197,796
3.72%, 11/28/28 (a)	100,000	98,037
Burlington Resources LLC
7.20%, 08/15/31	75,000	82,177
Canadian Natural Resources Ltd.
5.00%, 12/15/29 (a)	100,000	100,233
2.95%, 07/15/30 (a)	60,000	55,886
Cenovus Energy, Inc.
4.65%, 03/20/31 (a)	70,000	68,604
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (a)	150,000	144,670
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	100,000	98,833
4.00%, 03/01/31 (a)	250,000	238,455
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	250,000	248,680
Chevron Corp.
2.24%, 05/11/30 (a)	250,000	228,865
Chevron USA, Inc.
3.85%, 01/15/28 (a)	100,000	99,313
4.48%, 02/26/28 (a)	125,000	125,127
4.05%, 08/13/28 (a)	90,000	89,374
3.25%, 10/15/29 (a)	100,000	95,997
4.69%, 04/15/30 (a)	150,000	149,920
4.30%, 10/15/30 (a)	170,000	167,583
ConocoPhillips Co.
4.70%, 01/15/30 (a)	200,000	199,244
Continental Resources, Inc.
4.38%, 01/15/28 (a)	175,000	173,764
DCP Midstream Operating LP
8.13%, 08/16/30	50,000	55,618
Devon Energy Corp.
4.38%, 03/15/29 (a)(d)	75,000	74,139
4.50%, 01/15/30 (a)	100,000	98,463
Diamondback Energy, Inc.
3.50%, 12/01/29 (a)	150,000	143,818
5.15%, 01/30/30 (a)	100,000	100,771
3.13%, 03/24/31 (a)	100,000	92,265
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	75,000	70,895
Enbridge, Inc.
4.60%, 06/20/28 (a)	50,000	49,889
6.00%, 11/15/28 (a)	100,000	102,484
4.20%, 11/20/28 (a)	70,000	69,192
5.30%, 04/05/29 (a)	100,000	101,083
3.13%, 11/15/29 (a)	150,000	142,200
4.90%, 06/20/30 (a)	80,000	79,750
6.20%, 11/15/30 (a)	110,000	114,439
4.85%, 03/27/31 (a)	140,000	138,407
7.38%, 03/15/55 (a)(b)	100,000	104,297
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Energy Transfer LP
4.00%, 10/01/27 (a)	100,000	99,354
5.55%, 02/15/28 (a)	100,000	101,122
4.95%, 05/15/28 (a)	100,000	100,272
4.95%, 06/15/28 (a)	150,000	150,447
6.10%, 12/01/28 (a)	75,000	76,999
5.25%, 04/15/29 (a)	200,000	201,756
5.25%, 07/01/29 (a)	150,000	151,515
4.15%, 09/15/29 (a)	75,000	73,367
5.20%, 04/01/30 (a)	75,000	75,487
3.75%, 05/15/30 (a)	200,000	191,212
6.40%, 12/01/30 (a)	150,000	157,162
4.55%, 01/15/31 (a)	140,000	136,849
Eni USA, Inc.
7.30%, 11/15/27	50,000	51,516
Enterprise Products Operating LLC
4.30%, 06/20/28 (a)	70,000	69,683
4.15%, 10/16/28 (a)	150,000	148,543
3.13%, 07/31/29 (a)	200,000	191,422
2.80%, 01/31/30 (a)	150,000	140,455
4.60%, 01/15/31 (a)	190,000	187,467
5.38%, 02/15/78 (a)(b)	100,000	99,815
EOG Resources, Inc.
4.40%, 07/15/28 (a)	70,000	69,754
4.38%, 04/15/30 (a)	100,000	98,409
4.40%, 01/15/31 (a)	100,000	97,780
EQT Corp.
3.90%, 10/01/27 (a)	78,000	77,328
5.70%, 04/01/28 (a)	50,000	50,683
7.00%, 02/01/30 (a)(f)	100,000	105,657
7.50%, 06/01/30 (a)	65,000	69,541
4.75%, 01/15/31 (a)	150,000	147,543
Expand Energy Corp.
5.38%, 02/01/29 (a)	100,000	100,026
5.38%, 03/15/30 (a)	200,000	200,690
Exxon Mobil Corp.
2.44%, 08/16/29 (a)	100,000	94,380
3.48%, 03/19/30 (a)	350,000	336,833
2.61%, 10/15/30 (a)	260,000	239,827
Halliburton Co.
2.92%, 03/01/30 (a)	100,000	93,430
Helmerich & Payne, Inc.
4.65%, 12/01/27 (a)	50,000	49,931
4.85%, 12/01/29 (a)	140,000	139,215
Hess Corp.
7.30%, 08/15/31	75,000	82,415
HF Sinclair Corp.
5.00%, 02/01/28 (a)	100,000	99,780
4.50%, 10/01/30 (a)	40,000	38,958
5.75%, 01/15/31 (a)	90,000	91,558
Kinder Morgan Energy Partners LP
7.40%, 03/15/31 (a)	50,000	54,586
Kinder Morgan, Inc.
4.30%, 03/01/28 (a)	125,000	124,535
5.00%, 02/01/29 (a)	100,000	100,554
5.10%, 08/01/29 (a)	200,000	201,676
5.15%, 06/01/30 (a)	150,000	151,195
2.00%, 02/15/31 (a)	100,000	87,878
7.80%, 08/01/31	75,000	83,594
Marathon Petroleum Corp.
3.80%, 04/01/28 (a)	100,000	98,650
5.15%, 03/01/30 (a)	200,000	201,300
MPLX LP
4.25%, 12/01/27 (a)	150,000	149,301
4.00%, 03/15/28 (a)	175,000	173,022
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 02/15/29 (a)	100,000	99,876
4.70%, 11/01/29 (a)	150,000	148,953
2.65%, 08/15/30 (a)	175,000	159,939
4.80%, 02/15/31 (a)	175,000	172,354
National Fuel Gas Co.
4.75%, 09/01/28 (a)	100,000	99,703
4.75%, 05/15/29 (a)	70,000	69,458
5.50%, 03/15/30 (a)	100,000	100,921
2.95%, 03/01/31 (a)	60,000	54,301
NOV, Inc.
3.60%, 12/01/29 (a)	100,000	95,969
Occidental Petroleum Corp.
8.88%, 07/15/30 (a)	150,000	167,277
6.63%, 09/01/30 (a)	100,000	104,861
7.50%, 05/01/31 (a)	130,000	142,250
ONEOK, Inc.
4.25%, 09/24/27 (a)	100,000	99,739
4.55%, 07/15/28 (a)	100,000	99,616
5.65%, 11/01/28 (a)	150,000	152,508
4.35%, 03/15/29 (a)	100,000	98,676
5.38%, 06/01/29 (a)	100,000	100,993
3.40%, 09/01/29 (a)	100,000	95,781
4.40%, 10/15/29 (a)	75,000	73,950
3.10%, 03/15/30 (a)	100,000	93,712
3.25%, 06/01/30 (a)	60,000	56,250
5.80%, 11/01/30 (a)	70,000	71,734
6.35%, 01/15/31 (a)	90,000	93,943
Ovintiv, Inc.
8.13%, 09/15/30	50,000	55,068
Phillips 66
3.90%, 03/15/28 (a)	150,000	148,747
2.15%, 12/15/30 (a)	100,000	89,949
Phillips 66 Co.
3.75%, 03/01/28 (a)	50,000	49,488
3.15%, 12/15/29 (a)	100,000	95,127
5.25%, 06/15/31 (a)	170,000	172,727
5.88%, 03/15/56 (a)(b)	140,000	138,487
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	130,000	116,110
2.15%, 01/15/31 (a)	130,000	115,833
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	125,000	119,867
3.80%, 09/15/30 (a)	100,000	95,365
4.70%, 01/15/31 (a)	140,000	137,501
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (a)	125,000	124,182
4.50%, 05/15/30 (a)	300,000	295,029
Schlumberger Investment SA
2.65%, 06/26/30 (a)	60,000	55,321
4.55%, 05/07/31 (a)	70,000	68,716
Shell Finance U.S., Inc.
3.88%, 11/13/28 (a)	120,000	118,253
2.38%, 11/07/29 (a)	150,000	139,951
2.75%, 04/06/30 (a)	200,000	186,600
4.13%, 11/06/30 (a)	140,000	136,490
Shell International Finance BV
2.75%, 04/06/30 (a)	100,000	93,749
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27 (a)	50,000	50,057
5.03%, 10/01/29 (a)	230,000	228,951
Targa Resources Corp.
4.35%, 01/15/29 (a)	100,000	99,053
6.15%, 03/01/29 (a)	150,000	154,273
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 09/15/30 (a)	100,000	99,254
4.35%, 04/15/31 (a)	100,000	96,829
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	150,000	149,950
5.50%, 03/01/30 (a)	100,000	100,660
4.88%, 02/01/31 (a)	125,000	123,365
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	75,000	78,327
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	150,000	146,023
2.83%, 01/10/30 (a)	150,000	141,100
TotalEnergies Capital SA
3.88%, 10/11/28 (a)	150,000	148,236
TotalEnergies Capital USA LLC
4.25%, 01/13/31 (a)	210,000	204,401
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	250,000	248,182
4.10%, 04/15/30 (a)	150,000	145,348
7.00%, 06/01/65 (a)(b)	100,000	102,274
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	75,000	74,325
3.25%, 05/15/30 (a)	100,000	94,370
Valero Energy Corp.
2.15%, 09/15/27 (a)	100,000	97,672
4.35%, 06/01/28 (a)	200,000	199,126
Valero Energy Partners LP
4.50%, 03/15/28 (a)	100,000	99,634
Viper Energy Partners LLC
4.90%, 08/01/30 (a)	70,000	69,234
Western Midstream Operating LP
4.50%, 03/01/28 (a)	75,000	74,658
4.75%, 08/15/28 (a)	100,000	99,814
6.35%, 01/15/29 (a)	100,000	103,035
4.05%, 02/01/30 (a)(g)	100,000	96,486
4.80%, 03/01/31 (a)	80,000	78,531
Williams Cos., Inc.
5.30%, 08/15/28 (a)	150,000	151,563
4.90%, 03/15/29 (a)	175,000	175,283
4.63%, 06/30/30 (a)	100,000	98,486
3.50%, 11/15/30 (a)	130,000	122,028
7.50%, 01/15/31	50,000	54,920
2.60%, 03/15/31 (a)	190,000	170,405
Woodside Finance Ltd.
4.90%, 05/19/28 (a)	100,000	100,066
5.40%, 05/19/30 (a)	200,000	201,770
		21,764,510
Industrial Other 0.0%
Booz Allen Hamilton, Inc.
5.38%, 01/30/30 (a)	150,000	149,735
Cornell University
4.17%, 06/15/30 (a)	70,000	68,665
Emory University
2.14%, 09/01/30 (a)	50,000	45,235
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (a)	125,000	128,358
Jacobs Solutions, Inc.
4.75%, 03/03/31 (a)	110,000	107,418
Leland Stanford Junior University
4.15%, 08/01/30 (a)	70,000	68,802
MasTec, Inc.
5.90%, 06/15/29 (a)	75,000	76,487
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
President & Fellows of Harvard College
4.89%, 03/15/30 (a)	75,000	75,454
Quanta Services, Inc.
4.30%, 08/09/28 (a)	70,000	69,421
2.90%, 10/01/30 (a)	130,000	119,414
4.50%, 01/15/31 (a)	70,000	68,233
Trustees of Dartmouth College
4.27%, 06/01/30 (a)	40,000	39,513
Trustees of Princeton University
4.65%, 07/01/30 (a)	40,000	40,061
Yale University
1.48%, 04/15/30 (a)	75,000	67,216
		1,124,012
Technology 2.6%
Accenture Capital, Inc.
3.90%, 10/04/27 (a)	100,000	99,527
4.75%, 07/10/29 (a)	150,000	149,832
4.05%, 10/04/29 (a)	200,000	195,764
5.00%, 07/10/31 (a)	200,000	199,320
Adobe, Inc.
4.75%, 01/17/28 (a)	100,000	100,339
4.80%, 04/04/29 (a)	100,000	100,364
4.95%, 01/17/30 (a)	100,000	100,450
2.30%, 02/01/30 (a)	200,000	183,880
Advanced Micro Devices, Inc.
4.32%, 03/24/28 (a)	100,000	99,698
4.60%, 08/17/29 (a)	200,000	199,060
5.00%, 08/17/31 (a)	200,000	198,396
Alphabet, Inc.
4.50%, 08/10/28 (a)	150,000	150,071
3.88%, 11/15/28 (a)	140,000	138,191
3.70%, 02/15/29 (a)	350,000	342,667
4.63%, 08/10/29 (a)	300,000	299,190
4.00%, 05/15/30 (a)	100,000	97,345
1.10%, 08/15/30 (a)	310,000	269,483
4.10%, 11/15/30 (a)	340,000	329,749
4.10%, 02/15/31 (a)	400,000	386,808
4.88%, 08/15/31 (a)	500,000	496,600
Amdocs Ltd.
2.54%, 06/15/30 (a)	80,000	71,905
Analog Devices, Inc.
4.25%, 06/15/28 (a)	110,000	109,448
1.70%, 10/01/28 (a)	100,000	94,197
4.50%, 06/15/30 (a)	90,000	88,977
Apple, Inc.
2.90%, 09/12/27 (a)	350,000	345,180
3.00%, 11/13/27 (a)	250,000	246,292
1.20%, 02/08/28 (a)	200,000	191,308
4.00%, 05/10/28 (a)	100,000	99,397
4.00%, 05/12/28 (a)	200,000	198,792
1.40%, 08/05/28 (a)	300,000	283,584
3.25%, 08/08/29 (a)	150,000	145,108
2.20%, 09/11/29 (a)	300,000	281,091
1.65%, 05/11/30 (a)	250,000	224,805
4.20%, 05/12/30 (a)	150,000	148,264
1.25%, 08/20/30 (a)	265,000	232,760
1.65%, 02/08/31 (a)	350,000	308,469
1.70%, 08/05/31 (a)	200,000	173,792
Applied Materials, Inc.
4.80%, 06/15/29 (a)	150,000	150,525
1.75%, 06/01/30 (a)	90,000	80,410
4.00%, 01/15/31 (a)	80,000	77,169
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	100,000	98,654
5.15%, 08/21/29 (a)	50,000	50,095
Atlassian Corp.
5.25%, 05/15/29 (a)	75,000	75,206
Autodesk, Inc.
2.85%, 01/15/30 (a)	100,000	93,388
Automatic Data Processing, Inc.
1.70%, 05/15/28 (a)	140,000	133,780
1.25%, 09/01/30 (a)	120,000	104,850
Avnet, Inc.
6.25%, 03/15/28 (a)	100,000	101,777
3.00%, 05/15/31 (a)	40,000	35,667
Baidu, Inc.
4.38%, 03/29/28 (a)	200,000	198,966
4.88%, 11/14/28 (a)	200,000	200,608
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (a)	100,000	98,530
Broadcom, Inc.
1.95%, 02/15/28 (a)	50,000	48,132
4.80%, 04/15/28 (a)	200,000	200,296
4.00%, 04/15/29 (a)	50,000	48,960
4.75%, 04/15/29 (a)	250,000	249,350
4.35%, 02/15/30 (a)	200,000	194,972
5.00%, 04/15/30 (a)	75,000	74,757
5.05%, 04/15/30 (a)	150,000	149,466
4.60%, 07/15/30 (a)	230,000	225,276
4.20%, 10/15/30 (a)	140,000	134,679
4.15%, 11/15/30 (a)	250,000	240,000
4.30%, 01/15/31 (a)	100,000	96,388
2.45%, 02/15/31 (a)	350,000	310,971
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	100,000	93,488
2.60%, 05/01/31 (a)	120,000	106,721
Cadence Design Systems, Inc.
4.20%, 09/10/27 (a)	100,000	99,680
4.30%, 09/10/29 (a)	150,000	147,721
CDW LLC/CDW Finance Corp.
4.25%, 04/01/28 (a)	100,000	98,686
3.28%, 12/01/28 (a)	75,000	71,938
3.25%, 02/15/29 (a)	100,000	95,257
5.10%, 03/01/30 (a)	100,000	98,876
CGI, Inc.
4.95%, 03/14/30 (a)	100,000	99,012
Cisco Systems, Inc.
4.55%, 02/24/28 (a)	130,000	130,235
4.85%, 02/26/29 (a)	375,000	376,909
4.75%, 02/24/30 (a)	100,000	99,994
4.95%, 02/26/31 (a)	350,000	351,312
Concentrix Corp.
6.60%, 08/02/28 (a)(e)	175,000	176,927
6.50%, 03/01/29 (a)	50,000	49,163
Crowdstrike Holdings, Inc.
3.00%, 02/15/29 (a)	100,000	95,274
Dell International LLC/EMC Corp.
5.25%, 02/01/28 (a)	200,000	201,484
4.75%, 04/01/28 (a)	150,000	150,186
4.15%, 02/15/29 (a)	100,000	98,364
5.30%, 10/01/29 (a)	300,000	302,925
4.35%, 02/01/30 (a)	75,000	73,385
5.00%, 04/01/30 (a)	150,000	149,773
6.20%, 07/15/30 (a)	75,000	77,694
4.50%, 02/15/31 (a)	175,000	170,656
4.75%, 07/15/31 (a)	140,000	137,232
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DXC Technology Co.
2.38%, 09/15/28 (a)	100,000	94,616
Equifax, Inc.
5.10%, 12/15/27 (a)	100,000	100,562
5.10%, 06/01/28 (a)	100,000	100,436
5.00%, 08/15/29	70,000	70,045
4.80%, 09/15/29 (a)	100,000	99,507
3.10%, 05/15/30 (a)	100,000	93,226
Equinix Asia Financing Corp. Pte. Ltd.
4.40%, 03/15/31 (a)	90,000	86,764
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30 (a)	170,000	165,735
5.25%, 08/15/31 (a)	125,000	124,262
Equinix, Inc.
1.55%, 03/15/28 (a)	75,000	71,461
2.00%, 05/15/28 (a)	100,000	95,516
5.00%, 08/15/29 (a)	100,000	100,000
3.20%, 11/18/29 (a)	175,000	165,594
2.15%, 07/15/30 (a)	130,000	116,215
2.50%, 05/15/31 (a)	120,000	106,205
Fidelity National Information Services, Inc.
1.65%, 03/01/28 (a)	100,000	95,474
4.45%, 03/10/28 (a)	280,000	278,480
4.55%, 03/10/29 (a)	320,000	316,429
3.75%, 05/21/29 (a)	50,000	48,383
2.25%, 03/01/31 (a)	100,000	87,949
4.80%, 03/10/31 (a)	270,000	264,538
Fiserv, Inc.
5.45%, 03/02/28 (a)	150,000	151,134
5.38%, 08/21/28 (a)	100,000	100,797
4.20%, 10/01/28 (a)	100,000	98,503
3.50%, 07/01/29 (a)	500,000	479,065
4.75%, 03/15/30 (a)	100,000	98,460
2.65%, 06/01/30 (a)	120,000	109,405
4.55%, 02/15/31 (a)	125,000	120,744
5.35%, 03/15/31 (a)	70,000	69,766
Flex Ltd.
4.88%, 06/15/29 (a)	150,000	148,795
4.88%, 05/12/30 (a)	100,000	98,221
Fortinet, Inc.
2.20%, 03/15/31 (a)	60,000	53,017
Gartner, Inc.
4.95%, 03/20/31 (a)	50,000	48,291
Genpact Luxembourg SARL/Genpact USA, Inc.
6.00%, 06/04/29 (a)	75,000	76,195
Genpact U.K. Finco PLC/Genpact USA, Inc.
4.95%, 11/18/30 (a)	50,000	48,780
Global Payments, Inc.
4.55%, 03/15/28 (a)	70,000	69,497
4.45%, 06/01/28 (a)	100,000	99,077
4.50%, 11/15/28 (a)	240,000	236,741
3.20%, 08/15/29 (a)	175,000	165,363
5.30%, 08/15/29 (a)	50,000	50,003
2.90%, 05/15/30 (a)	150,000	137,151
4.88%, 11/15/30 (a)	230,000	223,887
Hewlett Packard Enterprise Co.
4.05%, 09/15/27 (a)	120,000	119,468
4.40%, 09/25/27 (a)	100,000	99,814
4.50%, 03/23/28 (a)	70,000	69,765
5.25%, 07/01/28 (a)	100,000	100,739
4.15%, 09/15/28 (a)	110,000	108,684
4.60%, 03/23/29 (a)	80,000	79,466
4.55%, 10/15/29 (a)	250,000	246,752
4.40%, 10/15/30 (a)	120,000	116,932
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
HP, Inc.
4.75%, 01/15/28 (a)	100,000	100,097
4.00%, 04/15/29 (a)	175,000	171,040
5.40%, 04/25/30 (a)	75,000	75,608
3.40%, 06/17/30 (a)	60,000	56,542
2.65%, 06/17/31 (a)	120,000	106,538
IBM International Capital Pte. Ltd.
4.60%, 02/05/29 (a)	100,000	99,473
4.75%, 02/05/31 (a)	100,000	98,689
Intel Corp.
4.88%, 02/10/28 (a)	200,000	200,432
1.60%, 08/12/28 (a)	150,000	141,306
4.00%, 08/05/29 (a)	100,000	97,587
2.45%, 11/15/29 (a)	250,000	231,235
5.13%, 02/10/30 (a)	200,000	200,462
3.90%, 03/25/30 (a)	200,000	192,398
5.00%, 02/21/31 (a)	75,000	74,611
4.65%, 06/01/31 (a)	140,000	136,660
2.00%, 08/12/31 (a)	200,000	171,926
International Business Machines Corp.
4.50%, 02/06/28 (a)	200,000	199,804
4.00%, 02/03/29 (a)	100,000	98,273
3.50%, 05/15/29 (a)	500,000	483,895
4.80%, 02/10/30 (a)	200,000	199,280
1.95%, 05/15/30 (a)	100,000	89,789
4.30%, 02/03/31 (a)	100,000	96,927
Intuit, Inc.
5.13%, 09/15/28 (a)	75,000	75,598
1.65%, 07/15/30 (a)	60,000	52,936
4.95%, 06/15/31 (a)	100,000	98,955
Jabil, Inc.
3.95%, 01/12/28 (a)	75,000	74,123
4.20%, 02/01/29 (a)	70,000	68,662
3.60%, 01/15/30 (a)	100,000	94,981
3.00%, 01/15/31 (a)	80,000	72,697
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	50,000	48,202
2.00%, 12/10/30 (a)	50,000	43,760
Keysight Technologies, Inc.
3.00%, 10/30/29 (a)	50,000	47,161
5.35%, 07/30/30 (a)	100,000	101,031
KLA Corp.
4.10%, 03/15/29 (a)	100,000	98,467
Kyndryl Holdings, Inc.
2.70%, 10/15/28 (a)	50,000	47,142
Lam Research Corp.
4.00%, 03/15/29 (a)	150,000	147,391
1.90%, 06/15/30 (a)	90,000	80,715
Leidos, Inc.
4.10%, 03/15/29 (a)	75,000	73,564
4.38%, 05/15/30 (a)	100,000	97,395
2.30%, 02/15/31 (a)	125,000	110,409
Marvell Technology, Inc.
2.45%, 04/15/28 (a)	150,000	144,838
5.75%, 02/15/29 (a)	75,000	76,402
4.75%, 07/15/30 (a)	70,000	68,967
2.95%, 04/15/31 (a)	100,000	90,680
Mastercard, Inc.
4.10%, 01/15/28 (a)	100,000	99,613
4.88%, 03/09/28 (a)	125,000	125,750
4.33%, 06/08/28 (a)	170,000	169,641
2.95%, 06/01/29 (a)	200,000	191,666
4.43%, 06/08/29 (a)	160,000	159,099
3.35%, 03/26/30 (a)	100,000	95,311
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.90%, 03/15/31 (a)	70,000	61,717
4.60%, 06/08/31 (a)	190,000	187,572
Microchip Technology, Inc.
4.90%, 03/15/28 (a)	150,000	150,304
5.05%, 03/15/29 (a)	100,000	100,307
5.05%, 02/15/30 (a)	150,000	149,335
Microsoft Corp.
1.35%, 09/15/30 (a)	50,000	44,120
Mobility Global, Inc.
5.05%, 06/15/29 (a)(d)	90,000	89,554
5.45%, 06/15/31 (a)(d)	90,000	89,716
Moody's Corp.
3.25%, 01/15/28 (a)	150,000	147,456
2.00%, 08/19/31 (a)	75,000	65,443
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	150,000	149,853
5.00%, 04/15/29 (a)	50,000	50,219
4.60%, 05/23/29 (a)	100,000	99,308
4.85%, 08/17/29 (a)	50,000	49,901
4.85%, 08/15/30 (a)	80,000	79,334
2.30%, 11/15/30 (a)	110,000	98,333
2.75%, 05/24/31 (a)	150,000	134,908
NetApp, Inc.
2.70%, 06/22/30 (a)	80,000	73,236
NVIDIA Corp.
1.55%, 06/15/28 (a)	250,000	237,555
4.25%, 06/15/28 (a)	480,000	477,509
4.35%, 06/15/29 (a)	480,000	475,406
2.85%, 04/01/30 (a)	150,000	140,287
2.00%, 06/15/31 (a)	150,000	131,611
4.50%, 06/15/31 (a)	550,000	537,526
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 08/19/28 (a)	70,000	69,299
4.30%, 06/18/29 (a)	200,000	196,734
3.40%, 05/01/30 (a)	100,000	94,333
2.50%, 05/11/31 (a)	120,000	106,432
Oracle Corp.
3.25%, 11/15/27 (a)	400,000	392,120
2.30%, 03/25/28 (a)	350,000	334,992
4.50%, 05/06/28 (a)	100,000	98,965
4.80%, 08/03/28 (a)	225,000	223,461
4.55%, 02/04/29 (a)	400,000	390,980
4.20%, 09/27/29 (a)	200,000	192,354
6.15%, 11/09/29 (a)	150,000	152,166
2.95%, 04/01/30 (a)	400,000	362,440
4.65%, 05/06/30 (a)	200,000	192,484
3.25%, 05/15/30 (a)	50,000	45,596
4.45%, 09/26/30 (a)	400,000	378,732
4.95%, 02/04/31 (a)	500,000	478,940
2.88%, 03/25/31 (a)	400,000	350,452
Paychex, Inc.
5.10%, 04/15/30 (a)	200,000	200,130
PayPal Holdings, Inc.
4.45%, 03/06/28 (a)	100,000	99,685
4.55%, 06/01/28 (a)	90,000	89,764
2.85%, 10/01/29 (a)	200,000	188,486
2.30%, 06/01/30 (a)	120,000	109,554
4.95%, 06/01/31 (a)	120,000	118,316
Qorvo, Inc.
4.38%, 10/15/29 (a)	100,000	96,186
QUALCOMM, Inc.
1.30%, 05/20/28 (a)	150,000	142,153
2.15%, 05/20/30 (a)	150,000	136,251
4.50%, 05/20/30 (a)	75,000	74,328
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RELX Capital, Inc.
4.00%, 03/18/29 (a)	100,000	98,118
4.75%, 03/27/30 (a)	150,000	148,920
3.00%, 05/22/30 (a)	125,000	116,704
Roper Technologies, Inc.
1.40%, 09/15/27 (a)	100,000	96,945
4.20%, 09/15/28 (a)	100,000	98,864
4.25%, 09/15/28 (a)	70,000	69,243
2.95%, 09/15/29 (a)	100,000	94,479
4.50%, 10/15/29 (a)	75,000	74,042
2.00%, 06/30/30 (a)	70,000	62,386
4.45%, 09/15/30 (a)	70,000	68,363
1.75%, 02/15/31 (a)	125,000	107,797
S&P Global, Inc.
4.75%, 08/01/28 (a)	100,000	100,292
2.95%, 03/01/29 (a)	150,000	143,812
4.25%, 05/01/29 (a)	150,000	148,056
2.50%, 12/01/29 (a)	150,000	139,602
1.25%, 08/15/30 (a)	70,000	60,840
4.25%, 01/15/31 (a)	80,000	77,558
Salesforce, Inc.
4.50%, 03/15/28 (a)	480,000	479,035
3.70%, 04/11/28 (a)	150,000	148,014
1.50%, 07/15/28 (a)	200,000	188,996
4.65%, 03/15/29 (a)	590,000	587,581
1.95%, 07/15/31 (a)	205,000	177,280
Seagate Data Storage Technology Pte. Ltd.
4.09%, 06/01/29 (a)	50,000	48,567
ServiceNow, Inc.
4.25%, 05/15/28 (a)	100,000	99,463
1.40%, 09/01/30 (a)	170,000	148,056
4.70%, 08/15/31 (a)	100,000	98,326
Skyworks Solutions, Inc.
3.00%, 06/01/31 (a)	60,000	53,507
Sony Group Corp.
4.66%, 06/30/31 (a)	70,000	69,035
Synopsys, Inc.
4.65%, 04/01/28 (a)	100,000	99,879
4.85%, 04/01/30 (a)	275,000	273,408
TD SYNNEX Corp.
2.38%, 08/09/28 (a)	100,000	95,056
4.30%, 01/17/29 (a)	80,000	78,618
2.65%, 08/09/31 (a)	50,000	44,029
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	60,000	54,437
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	150,000	144,357
2.75%, 04/01/31 (a)	100,000	90,315
Texas Instruments, Inc.
2.90%, 11/03/27 (a)	100,000	98,366
4.60%, 02/15/28 (a)	100,000	100,064
4.60%, 02/08/29 (a)	100,000	99,993
2.25%, 09/04/29 (a)	100,000	93,159
1.75%, 05/04/30 (a)	75,000	67,241
4.50%, 05/23/30 (a)	150,000	148,296
Trimble, Inc.
4.90%, 06/15/28 (a)	100,000	99,744
VeriSign, Inc.
2.70%, 06/15/31 (a)	90,000	80,242
5.10%, 07/15/31 (a)	80,000	79,386
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	75,000	73,762
4.45%, 03/15/31 (a)	75,000	72,665
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Visa, Inc.
2.75%, 09/15/27 (a)	150,000	147,676
3.80%, 02/12/29 (a)	125,000	122,974
2.05%, 04/15/30 (a)	150,000	136,873
4.10%, 02/12/31 (a)	100,000	97,840
1.10%, 02/15/31 (a)	125,000	107,366
VMware LLC
1.80%, 08/15/28 (a)	100,000	94,656
4.70%, 05/15/30 (a)	100,000	98,562
2.20%, 08/15/31 (a)	200,000	173,384
Western Union Co.
4.75%, 06/15/29 (a)	60,000	59,138
2.75%, 03/15/31 (a)	40,000	36,044
Workday, Inc.
3.70%, 04/01/29 (a)	100,000	96,898
Xilinx, Inc.
2.38%, 06/01/30 (a)	90,000	82,048
		42,775,704
Transportation 0.3%
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	52,447	51,513
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29 (a)	84,300	81,656
Canadian National Railway Co.
6.90%, 07/15/28	75,000	78,081
4.35%, 05/12/29 (a)	40,000	39,556
4.20%, 03/12/31 (a)	40,000	38,780
Canadian Pacific Railway Co.
4.00%, 06/01/28 (a)	100,000	98,951
4.00%, 03/15/29 (a)	80,000	78,510
2.05%, 03/05/30 (a)	100,000	90,970
4.80%, 03/30/30 (a)	100,000	99,593
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	100,000	98,925
CSX Corp.
3.80%, 03/01/28 (a)	150,000	148,350
2.40%, 02/15/30 (a)	75,000	69,367
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29 (a)	64,124	62,093
Delta Air Lines, Inc.
4.95%, 07/10/28 (a)	130,000	130,225
3.75%, 10/28/29 (a)	150,000	144,301
5.25%, 07/10/30 (a)	130,000	130,222
FedEx Corp.
3.40%, 02/15/28 (a)	150,000	147,286
3.10%, 08/05/29 (a)	130,000	123,776
4.25%, 05/15/30 (a)	60,000	58,663
Fedex Freight Holding Co., Inc.
4.30%, 03/15/29 (a)(d)	150,000	147,148
4.65%, 03/15/31 (a)(d)	140,000	136,164
GXO Logistics, Inc.
6.25%, 05/06/29 (a)	100,000	102,725
2.65%, 07/15/31 (a)	50,000	44,164
JB Hunt Transport Services, Inc.
4.90%, 03/15/30 (a)	100,000	99,554
Kirby Corp.
4.20%, 03/01/28 (a)	100,000	99,092
Norfolk Southern Corp.
3.80%, 08/01/28 (a)	100,000	98,550
2.55%, 11/01/29 (a)	75,000	70,124
5.05%, 08/01/30 (a)	80,000	80,501
2.30%, 05/15/31 (a)	60,000	53,301
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ryder System, Inc.
5.25%, 06/01/28 (a)	100,000	100,818
5.38%, 03/15/29 (a)	100,000	101,283
4.95%, 09/01/29 (a)	100,000	100,220
4.90%, 12/01/29 (a)	100,000	100,083
4.85%, 06/15/30 (a)	40,000	39,786
4.30%, 12/01/30 (a)	75,000	72,978
Southwest Airlines Co.
4.38%, 11/15/28 (a)	100,000	98,816
2.63%, 02/10/30 (a)	75,000	68,924
Union Pacific Corp.
3.95%, 09/10/28 (a)	100,000	98,836
6.63%, 02/01/29	100,000	104,635
3.70%, 03/01/29 (a)	125,000	122,255
2.38%, 05/20/31 (a)	120,000	107,326
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30 (a)	39,383	38,457
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31 (a)	62,090	59,643
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29 (a)	148,351	149,860
United Parcel Service, Inc.
3.05%, 11/15/27 (a)	150,000	147,654
3.40%, 03/15/29 (a)	100,000	97,011
2.50%, 09/01/29 (a)	100,000	93,901
4.45%, 04/01/30 (a)	100,000	99,072
4.65%, 10/15/30 (a)	70,000	69,650
4.85%, 08/15/31 (a)	125,000	124,590
		4,697,939
		210,372,284

Utility 1.8%
Electric 1.6%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	100,000	98,605
5.45%, 05/15/29 (a)	50,000	50,705
2.10%, 07/01/30 (a)	70,000	62,936
AES Corp.
5.45%, 06/01/28 (a)	150,000	151,188
5.20%, 07/15/29 (a)	80,000	80,059
2.45%, 01/15/31 (a)	130,000	114,839
Alabama Power Co.
3.75%, 09/01/27 (a)	150,000	149,082
1.45%, 09/15/30 (a)	70,000	61,240
4.30%, 03/15/31 (a)	70,000	68,058
Alliant Energy Corp.
5.75%, 04/01/56 (a)(b)	100,000	97,946
Ameren Corp.
1.75%, 03/15/28 (a)	75,000	71,705
5.00%, 01/15/29 (a)	100,000	100,412
3.50%, 01/15/31 (a)	110,000	103,253
Ameren Illinois Co.
1.55%, 11/15/30 (a)	40,000	34,906
American Electric Power Co., Inc.
5.75%, 11/01/27 (a)	75,000	75,886
3.20%, 11/13/27 (a)	100,000	98,361
4.30%, 12/01/28 (a)	100,000	98,968
5.20%, 01/15/29 (a)	150,000	151,308
2.30%, 03/01/30 (a)	75,000	68,456
7.05%, 12/15/54 (a)(b)	100,000	103,439
5.80%, 03/15/56 (a)(b)	200,000	196,458
Appalachian Power Co.
2.70%, 04/01/31 (a)	50,000	45,168
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Arizona Public Service Co.
2.60%, 08/15/29 (a)	100,000	93,834
Atlantic City Electric Co.
2.30%, 03/15/31 (a)	40,000	35,646
Avangrid, Inc.
3.80%, 06/01/29 (a)	100,000	97,063
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (a)	75,000	66,231
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	100,000	97,880
3.70%, 07/15/30 (a)	140,000	133,995
1.65%, 05/15/31 (a)	60,000	51,529
Black Hills Corp.
5.95%, 03/15/28 (a)	75,000	76,246
3.05%, 10/15/29 (a)	75,000	70,781
2.50%, 06/15/30 (a)	50,000	45,456
4.55%, 01/31/31 (a)	60,000	58,470
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28 (a)	100,000	101,065
4.80%, 03/15/30 (a)	100,000	99,665
2.35%, 04/01/31 (a)	75,000	67,045
CenterPoint Energy, Inc.
5.40%, 06/01/29 (a)	100,000	101,496
7.00%, 02/15/55 (a)(b)	50,000	51,577
6.70%, 05/15/55 (a)(b)	100,000	101,792
5.95%, 04/01/56 (a)(b)	75,000	73,941
CMS Energy Corp.
4.75%, 06/01/50 (a)(b)	60,000	58,251
3.75%, 12/01/50 (a)(b)	50,000	46,180
Commonwealth Edison Co.
3.70%, 08/15/28 (a)	50,000	49,184
2.20%, 03/01/30 (a)	100,000	91,430
4.55%, 06/01/31 (a)	80,000	78,483
Connecticut Light & Power Co.
4.95%, 01/15/30 (a)	50,000	50,115
2.05%, 07/01/31 (a)	50,000	43,654
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28 (a)	100,000	98,687
4.00%, 12/01/28 (a)	75,000	73,911
3.35%, 04/01/30 (a)	100,000	94,920
2.40%, 06/15/31 (a)	110,000	97,973
Constellation Energy Generation LLC
3.90%, 01/08/28 (a)	130,000	128,717
5.60%, 03/01/28 (a)	125,000	126,589
4.63%, 02/01/29 (a)	90,000	89,057
4.55%, 06/01/29 (a)	100,000	99,138
4.40%, 01/15/31 (a)	100,000	97,238
5.00%, 02/01/31 (a)	100,000	99,097
3.75%, 03/01/31 (a)	100,000	94,319
Consumers Energy Co.
4.65%, 03/01/28 (a)	75,000	75,115
3.80%, 11/15/28 (a)	50,000	49,137
4.90%, 02/15/29 (a)	75,000	75,334
4.60%, 05/30/29 (a)	100,000	99,697
4.70%, 01/15/30 (a)	100,000	99,517
4.50%, 01/15/31 (a)	70,000	68,704
4.90%, 08/15/31 (a)	50,000	49,772
Dayton Power & Light Co.
4.55%, 08/15/30 (a)	50,000	48,938
Dominion Energy, Inc.
4.60%, 05/15/28 (a)	100,000	99,802
4.25%, 06/01/28 (a)	100,000	99,187
3.38%, 04/01/30 (a)	150,000	142,039
5.00%, 06/15/30 (a)	110,000	109,901
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.25%, 08/15/31 (a)	125,000	109,266
6.88%, 02/01/55 (a)(b)	150,000	153,313
6.00%, 02/15/56 (a)(b)	200,000	198,422
DTE Electric Co.
1.90%, 04/01/28 (a)	100,000	96,032
2.25%, 03/01/30 (a)	100,000	91,655
2.63%, 03/01/31 (a)	80,000	72,550
DTE Energy Co.
4.88%, 06/01/28 (a)	150,000	150,292
5.10%, 03/01/29 (a)	200,000	201,222
3.40%, 06/15/29 (a)	100,000	96,059
5.20%, 04/01/30 (a)	150,000	150,811
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	100,000	98,511
2.45%, 08/15/29 (a)	100,000	93,673
4.85%, 03/15/30 (a)	100,000	100,112
2.55%, 04/15/31 (a)	75,000	67,535
4.65%, 06/15/31 (a)	60,000	59,176
Duke Energy Corp.
5.00%, 12/08/27 (a)	50,000	50,215
4.30%, 03/15/28 (a)	150,000	149,214
4.85%, 01/05/29 (a)	125,000	125,117
3.40%, 06/15/29 (a)	100,000	96,233
2.45%, 06/01/30 (a)	100,000	91,236
2.55%, 06/15/31 (a)	120,000	107,155
Duke Energy Florida LLC
2.50%, 12/01/29 (a)	100,000	93,035
1.75%, 06/15/30 (a)	60,000	53,550
4.20%, 12/01/30 (a)	75,000	73,000
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	75,000	73,177
2.13%, 06/01/30 (a)	50,000	45,197
Duke Energy Progress LLC
3.45%, 03/15/29 (a)	75,000	72,777
2.00%, 08/15/31 (a)	100,000	87,362
Edison International
4.13%, 03/15/28 (a)	100,000	98,208
5.00%, 05/05/28 (a)	70,000	69,875
5.25%, 11/15/28 (a)	100,000	99,515
6.95%, 11/15/29 (a)	75,000	77,544
6.25%, 03/15/30 (a)	100,000	101,243
4.80%, 03/15/31 (a)	75,000	71,821
Emera U.S. Finance LLC
4.50%, 04/01/29 (a)	60,000	59,297
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	60,000	53,428
Enel Chile SA
4.88%, 06/12/28 (a)	150,000	150,153
Entergy Corp.
1.90%, 06/15/28 (a)	100,000	95,140
2.80%, 06/15/30 (a)	70,000	64,623
2.40%, 06/15/31 (a)	80,000	70,672
7.13%, 12/01/54 (a)(b)	150,000	154,447
5.88%, 06/15/56 (a)(b)	80,000	78,762
Entergy Louisiana LLC
3.25%, 04/01/28 (a)	100,000	97,982
1.60%, 12/15/30 (a)	75,000	65,386
3.05%, 06/01/31 (a)	40,000	36,731
Entergy Mississippi LLC
2.85%, 06/01/28 (a)	150,000	145,546
Entergy Texas, Inc.
1.75%, 03/15/31 (a)	70,000	60,813
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	50,000	45,501
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Evergy, Inc.
4.25%, 03/15/29 (a)	50,000	49,277
2.90%, 09/15/29 (a)	100,000	94,268
6.65%, 06/01/55 (a)(b)	70,000	70,717
Eversource Energy
3.30%, 01/15/28 (a)	50,000	49,045
5.45%, 03/01/28 (a)	225,000	227,142
5.95%, 02/01/29 (a)	125,000	127,982
4.25%, 04/01/29 (a)	50,000	49,276
1.65%, 08/15/30 (a)	70,000	61,490
4.45%, 12/15/30 (a)	75,000	73,030
2.55%, 03/15/31 (a)	40,000	35,809
5.85%, 04/15/31 (a)	100,000	102,581
6.10%, 08/15/56 (a)(b)	100,000	98,974
Exelon Corp.
5.15%, 03/15/28 (a)	100,000	100,636
5.15%, 03/15/29 (a)	100,000	100,765
4.05%, 04/15/30 (a)	150,000	145,264
5.13%, 03/15/31 (a)	70,000	70,132
FirstEnergy Corp.
2.65%, 03/01/30 (a)	100,000	92,191
2.25%, 09/01/30 (a)	50,000	44,676
FirstEnergy Pennsylvania Electric Co.
4.15%, 03/15/28 (a)(d)	40,000	39,718
4.55%, 03/15/31 (a)(d)	80,000	78,319
FirstEnergy Transmission LLC
4.55%, 01/15/30 (a)	50,000	49,312
Florida Power & Light Co.
5.05%, 04/01/28 (a)	150,000	151,204
4.40%, 05/15/28 (a)	100,000	99,762
5.15%, 06/15/29 (a)	100,000	101,214
4.63%, 05/15/30 (a)	50,000	49,725
Georgia Power Co.
4.65%, 05/16/28 (a)	100,000	100,108
4.00%, 10/01/28 (a)	100,000	98,844
4.60%, 06/15/29 (a)	80,000	79,750
2.65%, 09/15/29 (a)	100,000	93,964
4.55%, 03/15/30 (a)	100,000	98,961
4.85%, 03/15/31 (a)	100,000	99,385
Hydro One, Inc.
4.75%, 05/30/31 (a)	140,000	138,289
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	100,000	98,736
Interstate Power & Light Co.
4.10%, 09/26/28 (a)	100,000	98,704
3.60%, 04/01/29 (a)	100,000	97,021
2.30%, 06/01/30 (a)	50,000	45,409
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	100,000	96,857
ITC Holdings Corp.
3.35%, 11/15/27 (a)	150,000	147,705
Jersey Central Power & Light Co.
4.15%, 01/15/29 (a)	50,000	49,365
4.60%, 01/15/30 (a)	50,000	49,380
4.40%, 01/15/31 (a)	140,000	136,146
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	100,000	97,401
Monongahela Power Co.
4.45%, 08/15/29 (a)(d)	40,000	39,570
National Grid PLC
5.60%, 06/12/28 (a)	150,000	152,055
National Rural Utilities Cooperative Finance Corp.
4.12%, 09/16/27 (a)	100,000	99,719
3.95%, 12/10/27 (a)	100,000	99,414
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 02/07/28 (a)	125,000	122,951
4.75%, 02/07/28 (a)	100,000	100,156
4.80%, 03/15/28 (a)	100,000	100,236
4.15%, 08/25/28 (a)	90,000	89,178
5.05%, 09/15/28 (a)	75,000	75,478
4.85%, 02/07/29 (a)	125,000	125,336
3.70%, 03/15/29 (a)	75,000	73,048
4.40%, 05/11/29 (a)	60,000	59,387
4.95%, 02/07/30 (a)	75,000	75,088
2.40%, 03/15/30 (a)	100,000	92,039
4.30%, 12/10/30 (a)	100,000	97,429
1.35%, 03/15/31 (a)	50,000	42,766
1.65%, 06/15/31 (a)	40,000	34,343
5.00%, 08/15/31 (a)	75,000	74,563
7.13%, 09/15/53 (a)(b)	100,000	102,900
Nevada Power Co.
3.70%, 05/01/29 (a)	100,000	97,337
2.40%, 05/01/30 (a)	50,000	45,748
6.25%, 05/15/55 (a)(b)	50,000	49,919
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/27 (a)	270,000	270,688
4.85%, 02/04/28 (a)	100,000	100,339
4.90%, 02/28/28 (a)	200,000	200,750
1.90%, 06/15/28 (a)	225,000	214,369
4.90%, 03/15/29 (a)	200,000	200,452
3.50%, 04/01/29 (a)	75,000	72,640
2.75%, 11/01/29 (a)	125,000	117,441
5.00%, 02/28/30 (a)	150,000	150,132
5.05%, 03/15/30 (a)	100,000	100,314
2.25%, 06/01/30 (a)	230,000	208,552
4.40%, 03/01/31 (a)	100,000	97,750
6.70%, 09/01/54 (a)(b)	100,000	101,698
6.38%, 08/15/55 (a)(b)	200,000	201,440
4.80%, 12/01/77 (a)(b)	100,000	98,898
5.65%, 05/01/79 (a)(b)	75,000	74,720
Northern States Power Co.
2.25%, 04/01/31 (a)	75,000	66,878
NSTAR Electric Co.
4.85%, 03/01/30 (a)	100,000	99,729
3.95%, 04/01/30 (a)	75,000	72,459
4.65%, 05/15/31 (a)	50,000	49,201
1.95%, 08/15/31 (a)	50,000	43,334
OGE Energy Corp.
5.45%, 05/15/29 (a)	75,000	75,920
Ohio Power Co.
2.60%, 04/01/30 (a)	50,000	46,307
1.63%, 01/15/31 (a)	50,000	43,304
Oklahoma Gas & Electric Co.
3.30%, 03/15/30 (a)	100,000	94,541
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 (a)	100,000	97,935
5.75%, 03/15/29 (a)	75,000	76,636
4.65%, 11/01/29 (a)	75,000	74,533
2.75%, 05/15/30 (a)	100,000	92,685
4.50%, 03/15/31 (a)(d)	100,000	97,661
Pacific Gas & Electric Co.
5.00%, 06/04/28 (a)	50,000	50,135
3.00%, 06/15/28 (a)	100,000	96,863
3.75%, 07/01/28 (a)	100,000	97,922
4.65%, 08/01/28 (a)	100,000	99,672
6.10%, 01/15/29 (a)	150,000	153,522
4.20%, 03/01/29 (a)	50,000	49,051
5.55%, 05/15/29 (a)	125,000	126,836
4.55%, 07/01/30 (a)	450,000	438,948
2.50%, 02/01/31 (a)	275,000	245,176
3.25%, 06/01/31 (a)	130,000	119,032
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PacifiCorp
5.10%, 02/15/29 (a)	75,000	75,364
4.25%, 03/15/29 (a)	100,000	98,373
4.65%, 04/15/29 (a)	40,000	39,702
3.50%, 06/15/29 (a)	50,000	48,093
2.70%, 09/15/30 (a)	50,000	45,581
5.30%, 02/15/31 (a)	100,000	100,346
5.10%, 04/15/31 (a)	75,000	74,597
Pinnacle West Capital Corp.
4.65%, 06/01/29 (a)	70,000	69,593
5.15%, 05/15/30 (a)	100,000	100,428
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	60,000	58,217
Progress Energy, Inc.
7.75%, 03/01/31	100,000	110,276
Public Service Co. of Colorado
4.15%, 03/13/29 (a)	100,000	98,507
1.90%, 01/15/31 (a)	50,000	43,901
1.88%, 06/15/31 (a)	90,000	77,875
Public Service Co. of New Hampshire
4.40%, 07/01/28 (a)	40,000	39,882
2.20%, 06/15/31 (a)	40,000	35,216
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	50,000	43,553
Public Service Electric & Gas Co.
3.70%, 05/01/28 (a)	75,000	73,975
3.20%, 05/15/29 (a)	100,000	96,375
4.20%, 01/01/31 (a)	70,000	67,911
1.90%, 08/15/31 (a)	50,000	43,326
Public Service Enterprise Group, Inc.
5.85%, 11/15/27 (a)	100,000	101,398
5.88%, 10/15/28 (a)	100,000	102,009
5.20%, 04/01/29 (a)	100,000	100,772
4.90%, 03/15/30 (a)	100,000	99,744
1.60%, 08/15/30 (a)	60,000	52,583
4.80%, 06/15/31 (a)	70,000	68,956
Puget Energy, Inc.
2.38%, 06/15/28 (a)	100,000	95,774
4.10%, 06/15/30 (a)	70,000	67,148
San Diego Gas & Electric Co.
4.95%, 08/15/28 (a)	100,000	100,533
1.70%, 10/01/30 (a)	100,000	87,980
Sierra Pacific Power Co.
6.20%, 12/15/55 (a)(b)	50,000	49,251
Southern California Edison Co.
5.85%, 11/01/27 (a)	75,000	75,877
3.65%, 03/01/28 (a)	50,000	49,108
5.30%, 03/01/28 (a)	125,000	125,761
5.65%, 10/01/28 (a)	100,000	101,614
4.20%, 03/01/29 (a)	75,000	73,500
5.15%, 06/01/29 (a)	150,000	150,310
2.85%, 08/01/29 (a)	100,000	94,099
5.25%, 03/15/30 (a)	100,000	100,079
2.25%, 06/01/30 (a)	60,000	53,966
2.50%, 06/01/31 (a)	60,000	53,055
5.45%, 06/01/31 (a)	110,000	110,514
Southern Co.
4.85%, 06/15/28 (a)	100,000	100,243
5.50%, 03/15/29 (a)	150,000	152,413
3.70%, 04/30/30 (a)	150,000	143,650
Southern Power Co.
4.25%, 10/01/30 (a)	80,000	77,761
4.80%, 06/15/31 (a)	80,000	78,856
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southwestern Electric Power Co.
4.10%, 09/15/28 (a)	100,000	98,745
System Energy Resources, Inc.
6.00%, 04/15/28 (a)	100,000	101,640
Tampa Electric Co.
4.90%, 03/01/29 (a)	75,000	75,093
2.40%, 03/15/31 (a)	50,000	44,711
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	30,000	26,295
Union Electric Co.
3.50%, 03/15/29 (a)	75,000	72,793
2.95%, 03/15/30 (a)	100,000	93,831
Virginia Electric & Power Co.
3.80%, 04/01/28 (a)	100,000	98,698
2.88%, 07/15/29 (a)	75,000	71,201
Vistra Operations Co. LLC
4.55%, 10/30/28 (a)(d)	75,000	74,203
5.00%, 04/30/31 (a)(d)	125,000	122,621
WEC Energy Group, Inc.
5.15%, 10/01/27 (a)	50,000	50,309
1.38%, 10/15/27 (a)	150,000	144,855
4.75%, 01/15/28 (a)	100,000	100,205
2.20%, 12/15/28 (a)	75,000	70,870
1.80%, 10/15/30 (a)	40,000	35,360
5.63%, 05/15/56 (a)(b)	100,000	98,483
Wisconsin Electric Power Co.
5.00%, 05/15/29 (a)	50,000	50,307
4.15%, 10/15/30 (a)	70,000	68,023
4.65%, 06/15/31 (a)	50,000	49,250
Wisconsin Public Service Corp.
4.25%, 01/15/31 (a)	40,000	38,845
Xcel Energy, Inc.
4.00%, 06/15/28 (a)	100,000	98,731
2.60%, 12/01/29 (a)	75,000	69,856
3.40%, 06/01/30 (a)	70,000	66,255
		26,678,242
Natural Gas 0.2%
Atmos Energy Corp.
2.63%, 09/15/29 (a)	100,000	94,321
1.50%, 01/15/31 (a)	70,000	60,624
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	200,000	201,790
1.75%, 10/01/30 (a)	60,000	52,957
NiSource, Inc.
5.25%, 03/30/28 (a)	150,000	151,272
5.20%, 07/01/29 (a)	100,000	101,000
2.95%, 09/01/29 (a)	100,000	94,591
3.60%, 05/01/30 (a)	100,000	95,447
1.70%, 02/15/31 (a)	75,000	64,922
4.75%, 05/18/31 (a)	70,000	69,040
6.95%, 11/30/54 (a)(b)	75,000	76,999
5.75%, 07/15/56 (a)(b)	165,000	162,467
ONE Gas, Inc.
5.10%, 04/01/29 (a)	75,000	75,547
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	75,000	72,458
2.50%, 03/15/31 (a)	40,000	35,855
Sempra
3.40%, 02/01/28 (a)	150,000	147,249
3.70%, 04/01/29 (a)	75,000	72,784
6.88%, 10/01/54 (a)(b)	150,000	152,800
6.63%, 04/01/55 (a)(b)	50,000	50,176
6.38%, 04/01/56 (a)(b)	100,000	100,218
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southern California Gas Co.
2.55%, 02/01/30 (a)	100,000	92,630
Southern Co. Gas Capital Corp.
4.05%, 09/15/28 (a)	60,000	59,264
1.75%, 01/15/31 (a)	60,000	52,400
Southwest Gas Corp.
5.45%, 03/23/28 (a)	100,000	100,982
3.70%, 04/01/28 (a)	50,000	49,202
2.20%, 06/15/30 (a)	50,000	45,097
Spire, Inc.
6.25%, 06/01/56 (a)(b)	60,000	59,789
		2,391,881
Utility Other 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (a)	100,000	98,655
3.75%, 09/01/28 (a)	100,000	98,135
2.80%, 05/01/30 (a)	100,000	92,910
2.30%, 06/01/31 (a)	75,000	66,383
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	75,000	72,479
2.70%, 04/15/30 (a)	50,000	46,136
2.40%, 05/01/31 (a)	50,000	44,366
United Utilities PLC
6.88%, 08/15/28	75,000	77,699
		596,763
		29,666,886
Total Corporates (Cost $409,382,329)		407,356,349

TREASURIES 68.8% OF NET ASSETS
U.S. Treasury Bonds
6.13%, 11/15/27	600,000	613,195
5.50%, 08/15/28	800,000	817,453
5.25%, 11/15/28	1,300,000	1,324,781
5.25%, 02/15/29	700,000	715,969
6.13%, 08/15/29	500,000	523,867
6.25%, 05/15/30	1,000,000	1,061,445
5.38%, 02/15/31	1,300,000	1,347,836
U.S. Treasury Notes
3.38%, 09/15/27	2,000,000	1,983,359
0.38%, 09/30/27 (a)	6,750,000	6,477,627
3.50%, 09/30/27	12,400,000	12,304,336
4.13%, 09/30/27 (a)	6,100,000	6,092,732
3.88%, 10/15/27 (a)	8,200,000	8,166,367
0.50%, 10/31/27 (a)	6,300,000	6,033,973
3.50%, 10/31/27	10,050,000	9,962,848
4.13%, 10/31/27 (a)	5,900,000	5,890,320
2.25%, 11/15/27 (a)	6,000,000	5,859,023
4.13%, 11/15/27 (a)	8,150,000	8,135,833
0.63%, 11/30/27 (a)	6,700,000	6,406,352
3.38%, 11/30/27	11,475,000	11,349,940
3.88%, 11/30/27	6,150,000	6,119,851
4.00%, 12/15/27 (a)	8,020,000	7,991,961
0.63%, 12/31/27 (a)	7,750,000	7,385,811
3.38%, 12/31/27	12,400,000	12,254,203
3.88%, 12/31/27 (a)	5,725,000	5,694,139
4.25%, 01/15/28 (a)	8,150,000	8,144,747
0.75%, 01/31/28	8,400,000	7,994,930
3.50%, 01/31/28	15,700,000	15,529,201
2.75%, 02/15/28 (a)	8,150,000	7,973,629
4.25%, 02/15/28 (a)	8,450,000	8,443,398
1.13%, 02/29/28 (a)	8,100,000	7,730,596
3.38%, 02/29/28	9,825,000	9,694,895
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 02/29/28 (a)	5,375,000	5,351,484
3.88%, 03/15/28 (a)	7,500,000	7,452,246
1.25%, 03/31/28 (a)	7,350,000	7,009,488
3.63%, 03/31/28 (a)	5,200,000	5,145,664
3.88%, 03/31/28 (a)	10,040,000	9,973,524
3.75%, 04/15/28 (a)	7,800,000	7,730,227
1.25%, 04/30/28	8,150,000	7,751,892
3.50%, 04/30/28	5,300,000	5,230,541
3.75%, 04/30/28 (a)	9,200,000	9,116,445
2.88%, 05/15/28 (a)	9,100,000	8,885,652
3.75%, 05/15/28 (a)	7,650,000	7,577,684
1.25%, 05/31/28 (a)	9,100,000	8,633,625
3.63%, 05/31/28 (a)	5,375,000	5,311,697
4.00%, 05/31/28	9,400,000	9,348,777
3.88%, 06/15/28 (a)	7,800,000	7,738,910
1.25%, 06/30/28 (a)	7,500,000	7,097,314
4.00%, 06/30/28 (a)	5,700,000	5,667,381
4.13%, 06/30/28	8,200,000	8,170,211
3.88%, 07/15/28 (a)	7,700,000	7,636,535
1.00%, 07/31/28 (a)	8,275,000	7,772,682
4.13%, 07/31/28 (a)	5,700,000	5,678,291
4.25%, 07/31/28	7,900,000	7,887,039
2.88%, 08/15/28 (a)	8,350,000	8,122,821
3.63%, 08/15/28 (a)	8,175,000	8,066,426
1.13%, 08/31/28 (a)	8,180,000	7,681,851
4.13%, 08/31/28 (a)	8,500,000	8,465,635
4.38%, 08/31/28	6,225,000	6,229,499
3.38%, 09/15/28	8,150,000	7,996,869
1.25%, 09/30/28 (a)	8,600,000	8,074,930
4.63%, 09/30/28	6,800,000	6,836,391
3.50%, 10/15/28 (a)	8,950,000	8,796,172
1.38%, 10/31/28	7,600,000	7,136,578
4.88%, 10/31/28 (a)	7,250,000	7,326,748
3.13%, 11/15/28 (a)	8,000,000	7,794,688
3.50%, 11/15/28 (a)	8,825,000	8,666,426
1.50%, 11/30/28 (a)	7,600,000	7,138,953
4.38%, 11/30/28	7,800,000	7,802,438
3.50%, 12/15/28 (a)	8,050,000	7,899,691
1.38%, 12/31/28 (a)	7,650,000	7,147,969
3.75%, 12/31/28 (a)	8,775,000	8,655,372
3.50%, 01/15/29	8,800,000	8,628,125
1.75%, 01/31/29 (a)	7,200,000	6,770,813
4.00%, 01/31/29 (a)	8,600,000	8,526,766
2.63%, 02/15/29 (a)	8,150,000	7,819,861
3.50%, 02/15/29 (a)	8,660,000	8,484,094
1.88%, 02/28/29 (a)	6,500,000	6,119,648
4.25%, 02/28/29 (a)	8,600,000	8,576,484
3.50%, 03/15/29 (a)	8,600,000	8,421,281
2.38%, 03/31/29 (a)	5,750,000	5,470,586
4.13%, 03/31/29 (a)	8,900,000	8,845,418
3.88%, 04/15/29	7,984,000	7,883,264
2.88%, 04/30/29	5,900,000	5,677,828
4.63%, 04/30/29	9,550,000	9,606,330
2.38%, 05/15/29 (a)	6,800,000	6,454,422
3.88%, 05/15/29 (a)	7,044,000	6,952,923
2.75%, 05/31/29 (a)	5,500,000	5,268,613
4.50%, 05/31/29 (a)	9,200,000	9,224,797
4.13%, 06/15/29 (a)	7,000,000	6,950,508
3.25%, 06/30/29 (a)	5,500,000	5,333,711
4.25%, 06/30/29 (a)	9,500,000	9,462,891
4.13%, 07/15/29	7,450,000	7,394,998
2.63%, 07/31/29 (a)	5,400,000	5,140,758
4.00%, 07/31/29 (a)	9,400,000	9,297,555
1.63%, 08/15/29 (a)	6,100,000	5,638,449
4.25%, 08/15/29 (a)	6,000,000	5,975,391
3.13%, 08/31/29 (a)	5,200,000	5,015,359
3.63%, 08/31/29	9,725,000	9,513,025
3.50%, 09/30/29 (a)	9,600,000	9,350,250
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 09/30/29	4,801,000	4,727,672
4.00%, 10/31/29	5,051,000	4,989,046
4.13%, 10/31/29 (a)	9,400,000	9,318,852
1.75%, 11/15/29 (a)	4,650,000	4,284,357
3.88%, 11/30/29 (a)	4,500,000	4,425,820
4.13%, 11/30/29	9,575,000	9,488,975
3.88%, 12/31/29	4,900,000	4,816,164
4.38%, 12/31/29	9,475,000	9,460,565
3.50%, 01/31/30	4,800,000	4,658,625
4.25%, 01/31/30 (a)	9,875,000	9,817,139
1.50%, 02/15/30 (a)	8,300,000	7,529,332
4.00%, 02/28/30	14,800,000	14,595,344
3.63%, 03/31/30 (a)	4,600,000	4,476,195
4.00%, 03/31/30 (a)	9,400,000	9,264,141
3.50%, 04/30/30 (a)	4,750,000	4,599,521
3.88%, 04/30/30 (a)	9,205,000	9,030,249
0.63%, 05/15/30 (a)	10,800,000	9,404,016
3.75%, 05/31/30	4,500,000	4,392,070
4.00%, 05/31/30 (a)	9,550,000	9,403,020
3.75%, 06/30/30 (a)	4,700,000	4,583,969
3.88%, 06/30/30 (a)	9,825,000	9,626,965
3.88%, 07/31/30 (a)	9,575,000	9,376,768
4.00%, 07/31/30	4,600,000	4,525,070
0.63%, 08/15/30 (a)	14,250,000	12,288,398
3.63%, 08/31/30	9,825,000	9,526,028
4.13%, 08/31/30 (a)	4,900,000	4,839,898
3.63%, 09/30/30 (a)	9,850,000	9,545,266
4.63%, 09/30/30	5,100,000	5,130,480
3.63%, 10/31/30	9,700,000	9,391,191
4.88%, 10/31/30	5,250,000	5,330,801
0.88%, 11/15/30 (a)	15,175,000	13,103,850
3.50%, 11/30/30 (a)	9,750,000	9,384,375
4.38%, 11/30/30 (a)	5,450,000	5,429,350
3.63%, 12/31/30 (a)	9,800,000	9,474,227
3.75%, 12/31/30	5,700,000	5,538,129
3.75%, 01/31/31 (a)	9,700,000	9,419,231
4.00%, 01/31/31	5,500,000	5,394,941
1.13%, 02/15/31 (a)	14,700,000	12,743,063
3.50%, 02/28/31 (a)	9,730,000	9,347,261
4.25%, 02/28/31	5,600,000	5,547,938
3.88%, 03/31/31	9,842,000	9,596,719
4.13%, 03/31/31	6,300,000	6,206,730
3.88%, 04/30/31	10,172,000	9,913,727
4.63%, 04/30/31 (a)	6,050,000	6,084,504
1.63%, 05/15/31 (a)	14,500,000	12,756,035
4.13%, 05/31/31	9,000,000	8,861,133
4.63%, 05/31/31	6,250,000	6,284,180
4.13%, 06/30/31 (a)	9,450,000	9,301,606
4.25%, 06/30/31	6,000,000	5,936,016
4.13%, 07/31/31	6,500,000	6,393,106
4.38%, 07/31/31	10,000,000	9,948,047
1.25%, 08/15/31 (a)	15,000,000	12,850,195
3.75%, 08/31/31	6,000,000	5,798,672
4.38%, 08/31/31	9,300,000	9,250,957
Total Treasuries (Cost $1,149,095,180)		1,137,245,460

GOVERNMENT RELATED 5.8% OF NET ASSETS

Agency 2.0%
Foreign 1.2%
Austria 0.1%
Oesterreichische Kontrollbank AG
4.25%, 03/01/28 (a)	250,000	249,520
4.00%, 05/28/28 (a)	200,000	198,692
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 01/18/29	200,000	198,628
4.13%, 05/29/29	170,000	168,632
3.75%, 09/05/29 (a)	250,000	245,087
4.50%, 01/24/30 (a)	200,000	200,192
3.75%, 09/10/30	200,000	194,648
3.75%, 01/15/31	210,000	203,603
		1,659,002
Canada 0.1%
CI Financial Corp.
3.20%, 12/17/30 (a)	100,000	90,206
Export Development Canada
3.75%, 09/07/27	250,000	248,573
3.88%, 02/14/28 (a)	500,000	496,655
4.13%, 02/13/29	500,000	496,710
4.00%, 06/20/30 (a)	250,000	245,915
4.25%, 07/22/31 (a)	275,000	271,587
		1,849,646
Germany 0.5%
Kreditanstalt fuer Wiederaufbau
3.75%, 02/15/28 (h)	500,000	495,850
2.88%, 04/03/28 (a)(h)	450,000	439,961
3.88%, 05/15/28 (h)	450,000	446,517
3.88%, 06/15/28 (a)(h)	500,000	495,935
3.50%, 08/09/28 (h)	390,000	383,846
4.00%, 03/15/29 (a)(h)	1,000,000	990,390
3.50%, 05/15/29 (a)(h)	500,000	488,415
4.25%, 07/30/29 (a)(h)	400,000	398,052
1.75%, 09/14/29 (a)(h)	300,000	277,473
4.63%, 03/18/30 (a)(h)	400,000	402,080
3.75%, 07/15/30 (a)(h)	650,000	633,444
0.75%, 09/30/30 (a)(h)	230,000	198,398
4.75%, 10/29/30 (a)(h)	290,000	292,917
3.75%, 03/14/31 (h)	700,000	678,650
4.13%, 07/22/31 (h)	500,000	491,275
Landwirtschaftliche Rentenbank
3.88%, 09/28/27 (a)(h)	200,000	199,076
2.50%, 11/15/27 (a)(h)	200,000	195,696
3.88%, 06/14/28 (a)(h)	200,000	198,300
4.63%, 04/17/29 (a)(h)	100,000	100,506
4.13%, 05/28/30 (a)(h)	300,000	296,403
0.88%, 09/03/30 (a)(h)	170,000	147,805
3.63%, 10/08/30 (a)(h)	200,000	193,758
4.13%, 06/03/31 (a)(h)	210,000	206,506
		8,651,253
Japan 0.2%
Japan Bank for International Cooperation
2.75%, 11/16/27 (a)	250,000	245,008
4.63%, 07/19/28	250,000	250,572
3.25%, 07/20/28 (a)	200,000	195,530
3.50%, 10/31/28 (a)	200,000	195,918
2.13%, 02/16/29	200,000	188,786
2.00%, 10/17/29 (a)	200,000	185,046
1.25%, 01/21/31	200,000	173,236
1.88%, 04/15/31 (a)	400,000	354,008
Japan International Cooperation Agency
4.00%, 05/23/28 (a)	250,000	247,902
4.75%, 05/21/29 (a)	200,000	200,896
4.25%, 05/22/30 (a)	200,000	197,512
4.38%, 05/28/31	200,000	197,542
		2,631,956
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Norway 0.0%
Equinor ASA
4.25%, 06/02/28 (a)	100,000	99,633
3.63%, 09/10/28 (a)	250,000	245,767
3.13%, 04/06/30 (a)	250,000	236,565
2.38%, 05/22/30 (a)	100,000	91,843
4.50%, 09/03/30 (a)	150,000	148,610
		822,418
Republic of Korea 0.2%
Export-Import Bank of Korea
5.00%, 01/11/28	200,000	201,336
4.63%, 01/14/28	200,000	200,368
5.13%, 09/18/28 (a)	200,000	202,386
4.50%, 01/11/29 (a)	200,000	199,962
3.75%, 01/13/29	200,000	196,650
4.88%, 01/14/30	200,000	201,382
3.75%, 09/22/30 (a)	200,000	193,316
3.88%, 01/13/31	500,000	484,585
4.50%, 07/20/31 (a)	200,000	198,406
Korea Development Bank
4.63%, 02/03/28	200,000	200,286
4.38%, 02/15/28 (a)	200,000	199,620
4.50%, 02/15/29 (a)	200,000	199,998
4.88%, 02/03/30	200,000	201,302
3.75%, 09/16/30 (a)	200,000	193,248
4.00%, 01/28/31 (a)	200,000	194,752
		3,267,597
Sweden 0.1%
Svensk Exportkredit AB
3.75%, 09/13/27 (a)	200,000	198,832
3.75%, 05/08/28	250,000	247,373
4.13%, 06/14/28	200,000	199,010
4.25%, 02/01/29 (a)	200,000	199,066
3.75%, 07/29/30 (a)	200,000	194,596
4.88%, 10/04/30	200,000	202,522
		1,241,399
		20,123,271
U.S. 0.8%
Federal Farm Credit Banks Funding Corp.
4.13%, 03/20/29	500,000	496,245
4.75%, 04/30/29 (a)	500,000	503,855
Federal Home Loan Banks
4.75%, 04/09/27	2,000,000	2,005,560
4.00%, 06/30/28 (a)	2,000,000	1,988,860
3.25%, 11/16/28 (a)	1,000,000	977,900
4.13%, 06/14/30 (a)	1,000,000	987,020
Federal National Mortgage Association
0.75%, 10/08/27 (a)	3,000,000	2,887,800
7.25%, 05/15/30	1,000,000	1,094,860
0.88%, 08/05/30 (a)	1,964,000	1,711,567
		12,653,667
		32,776,938

Local Authority 0.6%
Foreign 0.5%
Canada 0.5%
Hydro-Quebec
8.50%, 12/01/29	200,000	222,434
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Province of Alberta
3.30%, 03/15/28 (a)	150,000	147,552
4.50%, 06/26/29 (a)	250,000	250,075
1.30%, 07/22/30 (a)	275,000	243,526
Province of British Columbia
4.70%, 01/24/28	500,000	501,930
4.80%, 11/15/28 (a)	300,000	302,268
4.90%, 04/24/29 (a)	400,000	403,952
3.90%, 08/27/30	400,000	390,484
1.30%, 01/29/31 (a)	200,000	173,758
4.05%, 04/23/31 (a)	700,000	683,116
Province of Manitoba
1.50%, 10/25/28 (a)	150,000	141,005
Province of Ontario
4.20%, 01/18/29 (a)	400,000	397,588
3.80%, 01/29/29 (a)	500,000	492,420
3.70%, 09/17/29 (a)	300,000	293,259
2.00%, 10/02/29	175,000	162,501
4.70%, 01/15/30	400,000	402,200
3.90%, 09/04/30 (a)	400,000	390,472
1.13%, 10/07/30 (a)	150,000	130,953
1.60%, 02/25/31 (a)	200,000	176,088
4.05%, 04/16/31 (a)	300,000	293,235
Province of Quebec
4.50%, 04/03/29 (a)	600,000	600,186
7.50%, 09/15/29	100,000	108,342
1.35%, 05/28/30 (a)	200,000	178,180
3.88%, 01/14/31	1,000,000	971,400
Province of Saskatchewan
4.65%, 01/28/30 (a)	100,000	100,286
		8,157,210
U.S. 0.1%
Commonwealth of Massachusetts
4.91%, 05/01/29	60,000	59,957
RB Series 2022 A
3.77%, 07/15/29 (a)	50,000	49,115
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	160,000	164,610
Oregon School Boards Association
5.68%, 06/30/28	46,496	46,963
Port Authority of New York & New Jersey
6.04%, 12/01/29	100,000	104,105
State Board of Administration Finance Corp.
Series A
2.15%, 07/01/30 (a)	150,000	136,292
State of California
2.50%, 10/01/29	100,000	94,028
4.88%, 09/01/30 (a)	50,000	50,429
4.05%, 04/01/31	75,000	73,006
GO Bonds Series 2021A
1.70%, 02/01/28 (a)	125,000	120,480
GO Bonds Series 2024
5.13%, 09/01/29 (a)	150,000	152,227
GO Bonds Series A
3.05%, 04/01/29 (a)	50,000	48,169
State of Hawaii
4.21%, 04/01/31 (a)	50,000	49,191
State Public School Building Authority
RB Series A
5.00%, 09/15/27	19,000	19,105
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Texas Department of Transportation State Highway Fund
RB (Build America Bonds) Series B
5.18%, 04/01/30	150,000	151,038
University of California
RB Series 2019 BD
3.35%, 07/01/29 (a)	100,000	96,721
RB Series BG
1.61%, 05/15/30 (a)	75,000	67,336
		1,482,772
		9,639,982

Sovereign 0.8%
Canada 0.1%
Canada Government International Bonds
3.75%, 04/26/28 (a)	600,000	594,354
4.63%, 04/30/29 (a)	400,000	402,208
4.00%, 03/18/30	500,000	492,785
4.25%, 05/28/31 (e)	500,000	494,550
		1,983,897
Chile 0.0%
Chile Government International Bonds
3.24%, 02/06/28 (a)	200,000	196,046
4.85%, 01/22/29 (a)	200,000	200,390
2.45%, 01/31/31 (a)	300,000	270,402
		666,838
Indonesia 0.1%
Indonesia Government International Bonds
3.50%, 01/11/28 (a)	200,000	197,922
4.55%, 01/11/28 (a)	200,000	200,418
4.10%, 04/24/28 (a)	200,000	199,216
3.40%, 09/18/29	200,000	193,494
5.25%, 01/15/30 (a)	200,000	202,082
3.85%, 10/15/30 (a)	200,000	192,164
4.35%, 02/21/31 (a)	200,000	195,140
1.85%, 03/12/31 (a)	200,000	174,672
5.03%, 05/29/31 (a)	200,000	200,054
2.15%, 07/28/31 (a)	200,000	174,496
		1,929,658
Israel 0.1%
Israel Government International Bonds
5.38%, 03/12/29	500,000	505,290
5.38%, 02/19/30 (a)	300,000	303,090
2.75%, 07/03/30 (a)	200,000	183,570
4.50%, 01/13/31	300,000	292,422
State of Israel
2.50%, 01/15/30 (a)	200,000	183,866
		1,468,238
Italy 0.0%
Republic of Italy Government International Bonds
2.88%, 10/17/29	250,000	237,040
Mexico 0.1%
Mexico Government International Bonds
4.50%, 04/22/29 (a)	400,000	397,216
5.00%, 05/07/29 (a)	200,000	200,672
3.25%, 04/16/30 (a)	200,000	187,704
6.00%, 05/13/30 (a)	200,000	205,788
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 03/22/31 (a)	200,000	194,530
2.66%, 05/24/31 (a)	350,000	308,493
		1,494,403
Panama 0.1%
Panama Government International Bonds
8.88%, 09/30/27	200,000	208,762
3.88%, 03/17/28 (a)	200,000	196,852
9.38%, 04/01/29	200,000	221,046
3.16%, 01/23/30 (a)	200,000	187,724
		814,384
Peru 0.0%
Peru Government International Bonds
2.84%, 06/20/30 (a)	100,000	93,690
2.78%, 01/23/31 (a)	400,000	366,272
		459,962
Philippines 0.1%
Philippines Government International Bonds
3.00%, 02/01/28	200,000	196,248
3.75%, 01/14/29 (a)	200,000	196,474
9.50%, 02/02/30	300,000	343,239
4.38%, 03/05/30	200,000	197,108
7.75%, 01/14/31	300,000	333,219
1.65%, 06/10/31	200,000	172,132
		1,438,420
Poland 0.1%
Republic of Poland Government International Bonds
5.50%, 11/16/27 (a)	200,000	202,530
4.63%, 03/18/29 (a)	200,000	200,806
4.88%, 02/12/30 (a)	400,000	402,736
4.63%, 04/14/31 (a)	200,000	198,358
		1,004,430
Republic of Korea 0.1%
Korea International Bonds
3.63%, 02/12/29	200,000	196,438
2.50%, 06/19/29	200,000	189,942
4.50%, 07/03/29 (a)	200,000	200,412
3.63%, 10/29/30 (a)	200,000	193,020
3.88%, 02/12/31 (a)	250,000	243,013
		1,022,825
Uruguay 0.0%
Uruguay Government International Bonds
4.38%, 10/27/27	200,000	199,846
4.38%, 01/23/31 (a)	350,000	347,711
		547,557
		13,067,652

Supranational 2.4%
African Development Bank
4.38%, 11/03/27(a)	250,000	250,072
4.38%, 03/14/28	400,000	400,108
3.88%, 06/12/28(a)	260,000	257,832
3.50%, 09/18/29(a)	200,000	194,672
4.00%, 03/18/30	300,000	295,440
3.63%, 03/03/31(a)	250,000	241,028
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Asian Development Bank
2.50%, 11/02/27(a)	500,000	489,750
4.38%, 01/14/28	700,000	700,350
2.75%, 01/19/28(a)	500,000	489,430
3.75%, 04/25/28	500,000	495,245
1.25%, 06/09/28(a)	200,000	189,536
4.50%, 08/25/28	500,000	501,295
4.38%, 03/06/29(a)	500,000	499,650
1.88%, 03/15/29(a)	200,000	187,960
3.63%, 08/28/29(a)	500,000	488,930
1.75%, 09/19/29(a)	500,000	462,135
1.88%, 01/24/30	275,000	252,904
4.13%, 05/30/30	500,000	494,050
3.75%, 08/28/30(a)	390,000	379,681
0.75%, 10/08/30	120,000	103,384
1.50%, 03/04/31(a)	250,000	219,705
4.25%, 05/28/31	550,000	543,785
Asian Infrastructure Investment Bank
3.75%, 09/14/27(a)	250,000	248,677
4.00%, 01/18/28	350,000	348,390
3.63%, 09/15/28	260,000	256,329
4.13%, 01/18/29	450,000	447,183
4.50%, 01/16/30(a)	300,000	300,438
3.88%, 04/22/31(a)	300,000	292,194
Corp. Andina de Fomento
4.13%, 01/07/28(a)	300,000	298,617
4.13%, 06/30/28(a)	100,000	99,333
5.00%, 01/24/29(a)	200,000	202,008
5.00%, 01/22/30(a)	300,000	303,300
Council of Europe Development Bank
3.63%, 01/26/28(a)	200,000	198,030
3.63%, 05/08/28	100,000	98,834
4.13%, 01/24/29(a)	200,000	198,694
4.00%, 05/21/29(a)	140,000	138,554
4.50%, 01/15/30	200,000	200,384
3.75%, 01/14/31	140,000	135,920
European Bank for Reconstruction & Development
4.38%, 03/09/28	500,000	500,120
4.13%, 01/25/29	400,000	397,388
4.25%, 05/29/31(a)	270,000	266,930
European Investment Bank
3.25%, 11/15/27	650,000	641,979
3.88%, 03/15/28	500,000	496,530
3.88%, 06/15/28	500,000	495,865
4.50%, 10/16/28(a)	750,000	751,942
4.00%, 02/15/29(a)	500,000	495,295
3.75%, 05/15/29(a)	300,000	294,918
4.75%, 06/15/29	1,000,000	1,008,500
1.63%, 10/09/29	100,000	91,965
3.75%, 11/15/29(a)	750,000	734,692
4.50%, 03/14/30	800,000	801,048
0.88%, 05/17/30	250,000	219,630
3.63%, 07/15/30	550,000	533,489
0.75%, 09/23/30	170,000	146,766
3.88%, 10/15/30(a)	550,000	537,361
1.25%, 02/14/31(a)	500,000	435,180
3.75%, 03/13/31(a)	800,000	775,744
1.63%, 05/13/31	180,000	158,267
Inter-American Development Bank
4.00%, 01/12/28(a)	300,000	298,656
1.13%, 07/20/28(a)	200,000	188,422
3.13%, 09/18/28(a)	200,000	195,204
4.13%, 02/15/29(a)	750,000	745,132
2.25%, 06/18/29(a)	350,000	330,204
3.50%, 09/14/29(a)	800,000	779,056
4.50%, 02/15/30	600,000	600,888
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 06/14/30	260,000	253,604
1.13%, 01/13/31(a)	490,000	425,144
4.25%, 08/11/31(a)	400,000	395,264
Inter-American Investment Corp.
4.75%, 09/19/28	200,000	201,320
3.63%, 11/20/28(a)	140,000	137,710
4.25%, 04/01/30(a)	200,000	198,274
4.38%, 05/28/31(a)	140,000	138,901
International Bank for Reconstruction & Development
2.50%, 11/22/27(a)	500,000	489,240
0.75%, 11/24/27(a)	500,000	478,700
1.38%, 04/20/28	750,000	715,132
3.63%, 05/05/28(a)	500,000	494,230
3.50%, 07/12/28(a)	550,000	541,651
4.63%, 08/01/28(a)	750,000	753,652
1.13%, 09/13/28	750,000	703,215
3.63%, 09/21/29	300,000	293,217
3.88%, 10/16/29(a)	750,000	737,902
1.75%, 10/23/29(a)	250,000	230,503
3.88%, 02/14/30	700,000	687,176
4.13%, 03/20/30(a)	750,000	741,855
0.88%, 05/14/30(a)	500,000	439,370
4.00%, 07/25/30(a)	400,000	393,236
0.75%, 08/26/30(a)	340,000	294,202
3.50%, 10/28/30	920,000	885,822
4.00%, 01/10/31(a)	700,000	686,322
1.25%, 02/10/31(a)	500,000	435,240
4.50%, 04/10/31(a)	500,000	499,865
International Finance Corp.
4.50%, 01/21/28(a)	300,000	300,645
4.50%, 07/13/28	400,000	401,008
3.50%, 01/22/29(a)	280,000	274,336
4.25%, 07/02/29(a)	300,000	298,647
3.88%, 07/02/30(a)	300,000	293,838
0.75%, 08/27/30	110,000	95,236
4.25%, 07/14/31(a)	200,000	197,710
Japan Bank for International Cooperation
3.88%, 07/03/28	200,000	197,826
Nordic Investment Bank
3.38%, 09/08/27	200,000	198,160
4.38%, 03/14/28(a)	250,000	250,072
4.25%, 02/28/29(a)	200,000	199,242
3.75%, 05/09/30	250,000	243,823
3.75%, 01/23/31(a)	200,000	194,074
		40,220,362
Total Government Related (Cost $96,638,041)		95,704,934

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (i)	5,153,368	5,153,368
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (i)(j)	227,875	227,875
		5,381,243
Total Short-Term Investments (Cost $5,381,243)		5,381,243
Total Investments in Securities (Cost $1,660,496,793)		1,645,687,986

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	Issuer is affiliated with the fund’s investment adviser.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At the period end, the value of these amounted to $3,598,157 or 0.2% of net assets.

(e)	All or a portion of this security is on loan.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(h)	Guaranteed by the Republic of Germany.
(i)	The rate shown is the annualized 7-day yield.
(j)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $220,784.

DAC —	Designated Activity Company
GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended August 31, 2026:
SECURITY RATE, MATURITY DATE	VALUE AT 8/31/25	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 8/31/26	FACE AMOUNT AT 8/31/26	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
Charles Schwab Corp.
3.20%, 03/02/27(a),(b)	$49,382	$—	($49,568 )	($222 )	$279	$129	$—	$—	$929
2.45%, 03/03/27(a),(b)	195,446	—	(196,943)	(677)	710	1,464	—	—	2,845
3.30%, 04/01/27(a),(b)	49,466	—	(49,682)	(231)	386	61	—	—	1,095
3.20%, 01/25/28(a),(b)	88,347	—	—	—	(1,542)	1,574	88,379	90,000	2,872
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	VALUE AT 8/31/25	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 8/31/26	FACE AMOUNT AT 8/31/26	INTEREST INCOME EARNED
2.00%, 03/20/28(a),(b)	$143,071	$—	$—	$—	($3,077 )	$4,271	$144,265	$150,000	$2,992
4.00%, 02/01/29(a),(b)	74,998	—	—	—	(1,570)	559	73,987	75,000	2,992
5.64%, 05/19/29(a),(b),(c)	156,067	—	—	—	(3,740)	31	152,358	150,000	8,441
3.25%, 05/22/29(a),(b)	72,995	—	—	—	(1,555)	830	72,270	75,000	2,431
4.60%, 07/27/29(a),(b),(c)	—	99,932	—	—	(203)	4	99,733	100,000	767
2.75%, 10/01/29(a),(b)	47,547	—	—	—	(1,355)	809	47,001	50,000	1,371
6.20%, 11/17/29(a),(b),(c)	186,272	—	—	—	(5,361)	(771)	180,140	175,000	10,813
4.63%, 03/22/30(a),(b)	51,116	—	—	—	(1,155)	(137)	49,824	50,000	2,306
4.74%, 05/21/30(a),(b),(c)	—	100,233	—	—	(559)	(13)	99,661	100,000	790
1.65%, 03/11/31(a),(b)	—	78,488	—	—	(1,540)	873	77,821	90,000	619
2.30%, 05/13/31(a),(b)	—	80,782	—	—	(1,273)	420	79,929	90,000	517
4.34%, 11/14/31(a),(b),(c)	—	120,366	—	—	(3,493)	(51)	116,822	120,000	3,909
5.11%, 08/12/32(a),(b),(c)	—	149,331	—	—	1	—	149,332	150,000	—
Total	$1,114,707	$629,132	($296,193 )	($1,130 )	($25,047 )	$10,053	$1,431,522		$45,689

(a)	Issuer is affiliated with the fund’s investment adviser.
(b)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(c)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$407,356,349	$—	$407,356,349
Treasuries[1]	—	1,137,245,460	—	1,137,245,460
Government Related[1]	—	95,704,934	—	95,704,934
Short-Term Investments[1]	5,381,243	—	—	5,381,243
Total	$5,381,243	$1,640,306,743	$—	$1,645,687,986

[1]	As categorized in the Portfolio Holdings.
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - affiliated issuers (cost $1,431,523)		$1,431,522
Investments in securities, at value - unaffiliated issuers (cost $1,659,065,270) including securities on loan of $220,784		1,644,256,464
Deposit with broker for futures contracts		35,400
Receivables:
Investments sold		47,987,558
Interest		13,933,466
Fund shares sold		2,629,953
Income from securities on loan	+	1,569
Total assets		1,710,275,932

Liabilities
Collateral held for securities on loan		227,875
Payables:
Investments bought		52,621,969
Fund shares redeemed		1,946,159
Distributions to shareholders		1,874,892
Investment adviser fees	+	79,359
Total liabilities		56,750,254
Net assets		$1,653,525,678

Net Assets by Source
Capital received from investors		$1,802,876,152
Total distributable loss	+	(149,350,474)
Net assets		$1,653,525,678

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,653,525,678		174,012,133		$9.50

See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Statement of Operations

For the period September 1, 2025 through August 31, 2026
Investment Income
Interest received from securities - unaffiliated issuers		$66,739,638
Dividends received from securities - unaffiliated issuers		140,888
Interest received from securities - affiliated issuers		55,742
Securities on loan, net	+	11,777
Total investment income		66,948,045

Expenses
Investment adviser fees		965,355
Total expenses	–	965,355
Net investment income		65,982,690

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(1,130)
Net realized gains on sales of securities - unaffiliated issuers		679,199
Net realized gains on futures contracts	+	8,423
Net realized gains		686,492
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(25,047)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(34,012,604)
Net change in unrealized appreciation (depreciation)		(34,037,651)
Net realized and unrealized losses		(33,351,159)
Increase in net assets resulting from operations		$32,631,531
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/25-8/31/26		9/1/24-8/31/25
Net investment income		$65,982,690	$60,443,746
Net realized gains (losses)		686,492	(2,065,542)
Net change in unrealized appreciation (depreciation)	+	(34,037,651)	9,669,785
Increase in net assets resulting from operations		$32,631,531	$68,047,989

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($65,982,935 )	($60,444,566 )

TRANSACTIONS IN FUND SHARES
	9/1/25-8/31/26			9/1/24-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		58,955,386	$568,302,873	43,128,811	$414,426,513
Shares reinvested		4,307,571	41,473,686	3,751,874	36,102,565
Shares redeemed	+	(44,555,364)	(428,886,512)	(46,040,034)	(441,804,411)
Net transactions in fund shares		18,707,593	$180,890,047	840,651	$8,724,667

SHARES OUTSTANDING AND NET ASSETS
	9/1/25-8/31/26			9/1/24-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		155,304,540	$1,505,987,035	154,463,889	$1,489,658,945
Total increase	+	18,707,593	147,538,643	840,651	16,328,090
End of period		174,012,133	$1,653,525,678	155,304,540	$1,505,987,035
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Investments (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act).
Each fund offers one share class. Shares are bought and sold at closing net asset value per share, which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab Treasury Inflation Protected Securities Index Fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of inflation-protected U.S. Treasury securities.
The Schwab U.S. Aggregate Bond Index Fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the broad U.S. investment-grade bond market.
The Schwab Short-Term Bond Index Fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of U.S. investment grade government related and corporate bonds with maturities between 1-5 years.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in mutual funds and exchange-traded funds, which are referred to as "underlying funds." For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Inflation-Protected Securities: The Schwab Treasury Inflation Protected Securities Index Fund invests in U.S. Treasury inflation-protected securities (TIPS). Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, however, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as an addition or reduction to interest income in the fund’s Statement of Operations, even though investors do not receive their principal until maturity.
TBA Commitments: The Schwab U.S. Aggregate Bond Index Fund may enter into “TBA” (to-be-announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in the Security Valuation section. The fund’s use of TBA commitments may cause the fund to experience higher portfolio turnover and higher transaction costs.
Agency MBS and TBA Transactions: Under Financial Industry Regulatory Authority Rule 4210, broker-dealers are required to collect margin from most customers, such as funds, for the majority of covered agency transactions, including TBAs. The Schwab U.S. Aggregate Bond Index Fund posts and receives variation margin with certain counterparties in instances where the unrealized gain (loss) on such transactions exceeds certain pre-determined thresholds. The variation margin, if any, is disclosed in the Statement of Assets and Liabilities.
Delayed-Delivery Transactions and When-Issued Securities: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in each fund’s Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The funds comply with Rule 18f-4 under the 1940 Act, the funds operate as limited derivatives users, with respect to purchase commitments held within the funds, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the funds’ exposure is monitored under a derivatives risk management program.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of August 31, 2026, the Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund had securities on loan, all of which were classified as corporate bonds and government related securities. The value of securities on loan and the related collateral as of August 31, 2026, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Any increase or decrease in the principal amount of an inflation-protected security is included as an addition or reduction to interest income in the Statement of Operations; such adjustments may have a significant impact on a fund’s distributions. Dividends and distributions from underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the Schwab Treasury Inflation Protected Securities Index Fund and the Investment Advisory and Administration Agreement between the investment adviser and the Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund, the investment adviser pays the operating expenses of the funds, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds and are reflected in the net asset values of the underlying funds.
(f) U.S. Treasury, Agency Debt & Agency MBS Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency MBS may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The Treasury Market Practices Group of the Federal Reserve Bank of New York recommends voluntary fail charges when securities are not delivered as agreed by the parties. These fail charges, if any, are included in net realized gains (losses) on sales of securities — unaffiliated issuers in each fund’s Statement of Operations.
(g) Distributions to Shareholders:
The funds, except the Schwab Treasury Inflation Protected Securities Index Fund, declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The Schwab Treasury Inflation Protected Securities Index Fund declares and pays distributions from net investment income, if any, quarterly. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The funds did not pay any federal taxes during the period.
(j) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each fund’s financial statements.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB TREASURY INFLATION PROTECTED SECURITIES INDEX FUND	SCHWAB U.S. AGGREGATE BOND INDEX FUND	SCHWAB SHORT-TERM BOND INDEX FUND
0.05%	0.04%	0.06%

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Funds in the Schwab Funds Complex may own shares of other funds in the Schwab Funds Complex. The table below reflects the percentage of shares of each fund in this report that is owned by other funds in the Schwab Funds Complex as of August 31, 2026, as applicable:
UNDERLYING FUNDS
	SCHWAB TREASURY INFLATION PROTECTED SECURITIES INDEX FUND	SCHWAB U.S. AGGREGATE BOND INDEX FUND	SCHWAB SHORT-TERM BOND INDEX FUND
Schwab Balanced Fund	— %	3.3%	— %
Schwab MarketTrack Balanced Portfolio	— %	2.4%	1.6%
Schwab MarketTrack Conservative Portfolio	— %	1.2%	0.8%
Schwab MarketTrack Growth Portfolio	— %	2.2%	— %
Schwab Monthly Income Fund - Flexible Payout	— %	0.2%	— %
Schwab Monthly Income Fund - Income Payout	— %	0.2%	— %
Schwab Monthly Income Fund - Target Payout	— %	0.1%	— %
Schwab Target 2010 Fund	0.1%	0.1%	0.2%
Schwab Target 2015 Fund	0.1%	0.1%	0.2%
Schwab Target 2020 Fund	0.5%	0.8%	1.2%
Schwab Target 2025 Fund	0.7%	1.0%	1.5%
Schwab Target 2030 Fund	0.9%	2.1%	3.0%
Schwab Target 2035 Fund	0.2%	0.9%	1.4%
Schwab Target 2040 Fund	— %	1.3%	1.8%
Schwab Target 2045 Fund	— %	0.2%	0.3%
Schwab Target 2050 Fund	— %	0.1%	0.2%
Schwab Target 2055 Fund	— %	0.1%	0.1%
Schwab Target 2060 Fund	— %	0.0%*	0.0%*
Schwab Target 2065 Fund	— %	0.0%*	0.0%*
Schwab Target 2070 Fund	— %	0.0%*	0.0%*

*	Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Amended and Restated Investment Advisory and Administration Agreement where the investment adviser pays the operational expenses of each fund which includes trustee fees.
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes (continued)

 5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), which matured on September 25, 2025. On September 25, 2025, the Syndicated Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 25, 2025. On September 25, 2025, the Uncommitted Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
Certain funds entered into futures contracts during the report period to manage the effects of interest rate exposure. As of August 31, 2026, the funds had no open futures contracts.
The effects of the derivative contracts in the Statement of Operations for the period ended August 31, 2026, were:
	INTEREST RATE CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab U.S. Aggregate Bond Index Fund
Futures Contracts[1]	($40,339 )	($40,339 )
Schwab Short-Term Bond Index Fund
Futures Contracts[1]	8,423	8,423

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.
During the period ended August 31, 2026, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab Treasury Inflation Protected Securities Index Fund	$—	—
Schwab U.S. Aggregate Bond Index Fund	244,488	2
Schwab Short-Term Bond Index Fund	556,615	5

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes (continued)

 7. Purchases and Sales/Maturities of Investment Securities:
For the period ended August 31, 2026, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	PURCHASES OF OTHER LONG-TERM SECURITIES	TOTAL PURCHASES OF LONG-TERM SECURITIES
Schwab Treasury Inflation Protected Securities Index Fund	$1,231,083,536	$—	$1,231,083,536
Schwab U.S. Aggregate Bond Index Fund	3,005,894,740	640,911,426	3,646,806,166
Schwab Short-Term Bond Index Fund	674,852,127	210,115,825	884,967,952
	SALES/MATURITIES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	SALES/MATURITIES OF OTHER LONG-TERM SECURITIES	TOTAL SALES/MATURITIES OF LONG-TERM SECURITIES
Schwab Treasury Inflation Protected Securities Index Fund	$806,427,143	$—	$806,427,143
Schwab U.S. Aggregate Bond Index Fund	2,213,566,868	299,519,500	2,513,086,368
Schwab Short-Term Bond Index Fund	550,094,625	161,299,529	711,394,154
*
Includes securities guaranteed by U.S. Government Agencies.
During the period ended August 31, 2026, the following fund had transactions in connection with in-kind transactions:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab U.S. Aggregate Bond Index Fund	$2,039,169,040	$—
The funds may realize net capital gains or losses resulting from in-kind redemptions. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values. The net realized gains or losses on sales of in-kind redemptions for the period ended August 31, 2026, are disclosed in the funds’ Statements of Operations, if any.

8. Federal Income Taxes:
As of August 31, 2026, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Treasury Inflation Protected Securities Index Fund	$3,387,278,059	$27,170	($269,618,522 )	($269,591,352 )
Schwab U.S. Aggregate Bond Index Fund	8,891,377,494	4,115,329	(461,957,593)	(457,842,264)
Schwab Short-Term Bond Index Fund	1,661,332,936	2,223,770	(17,868,720)	(15,644,950)
The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales and sales on TIPS. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of August 31, 2026, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab Treasury Inflation Protected Securities Index Fund	$69,151,607	($269,591,352 )	($225,281,496 )	($425,721,241 )
Schwab U.S. Aggregate Bond Index Fund	3,457,731	(457,842,264)	(417,381,489)	(871,766,022)
Schwab Short-Term Bond Index Fund	1,886,002	(15,644,950)	(133,716,634)	(147,475,582)
The components of distributable earnings on a tax basis may not match the Total distributable earnings line item on the Statement of Assets and Liabilities due to other temporary timing differences.
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes (continued)

8. Federal Income Taxes (continued):
Net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of amortization of bond discounts and premiums.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2026, the funds had capital loss carryforwards available as follows:

Schwab Treasury Inflation Protected Securities Index Fund	$225,281,496
Schwab U.S. Aggregate Bond Index Fund	417,381,489
Schwab Short-Term Bond Index Fund	133,716,634
For the fiscal year ended August 31, 2026, the funds had capital loss carryforwards utilized as follows:

Schwab Treasury Inflation Protected Securities Index Fund	$—
Schwab U.S. Aggregate Bond Index Fund	—
Schwab Short-Term Bond Index Fund	454,659
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	ORDINARY INCOME
Schwab Treasury Inflation Protected Securities Index Fund	$128,872,654	$88,811,994
Schwab U.S. Aggregate Bond Index Fund	284,936,216	214,213,453
Schwab Short-Term Bond Index Fund	65,982,935	60,444,566
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of August 31, 2026, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. During the fiscal year ended August 31, 2026, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Investments and Shareholders of Schwab Treasury Inflation Protected Securities Index Fund, Schwab U.S. Aggregate Bond Index Fund, and Schwab Short-Term Bond Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Treasury Inflation Protected Securities Index Fund, Schwab U.S. Aggregate Bond Index Fund, and Schwab Short-Term Bond Index Fund (the “Funds”), three of the funds constituting Schwab Investments, as of August 31, 2026, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
October 19, 2026
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others is included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Investments (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Treasury Inflation Protected Securities Index Fund, Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 6, 2026 and June 10, 2026, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 10, 2026 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data (including artificial intelligence
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
tools), business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s demonstrated performance in tracking its benchmark index. The Trustees noted that the Funds had closely tracked their respective indexes in 2025, with all of the Funds performing in their expected performance ranges. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Although the Schwab Short-Term Bond Index Fund had performance that ranked in the fourth quartile of a relevant peer group for more than one performance period considered, the Board noted that the Fund performed in line with its benchmark. The Board noted that the Fund’s performance peer group included actively managed peers which generally had stronger performance than index products over the reporting period, and concluded that other factors relevant to performance supported renewal of the Agreement with respect to the Fund. Such other factors included that the underperformance was attributable, to a significant extent, to investment decisions by the investment adviser that were reasonable and consistent with the Fund’s investment objective and policies. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Board considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to other mutual funds and exchange-traded funds that it manages. The Board evaluated the Funds’ unitary fee through review of comparative information with respect to fees paid by other similar mutual funds tracking fixed income indices. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Board considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Board recognized the difficulty of determining economies of scale with precision, and although the Funds do not have breakpoints in their advisory fees, the Trustees considered the potential existence of any economies of scale by way of the relatively low unitary fee structure of the Funds and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through the investment adviser’s continued investment in its infrastructure, including technology and use of data (including artificial intelligence tools), increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

MFR13655-29
00327901

Annual Holdings and Financial Statements | August 31, 2026
Schwab Municipal Bond Funds

Schwab Tax-Free Bond Fund	SWNTX
Schwab California Tax-Free Bond Fund	SWCAX
Schwab Opportunistic Municipal Bond Fund	SWHYX

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
1

Schwab Tax-Free Bond Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 8/31/26	9/1/24– 8/31/25	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22
Per-Share Data
Net asset value at beginning of period	$10.68	$11.05	$10.82	$10.93	$12.22
Income (loss) from investment operations:
Net investment income (loss)[1]	0.37	0.39	0.37	0.32	0.22
Net realized and unrealized gains (losses)	0.03 [2]	(0.38)	0.23	(0.11)	(1.24)
Total from investment operations	0.40	0.01	0.60	0.21	(1.02)
Less distributions:
Distributions from net investment income	(0.37)	(0.38)	(0.37)	(0.32)	(0.22)
Distributions from net realized gains	—	—	—	—	(0.05)
Total distributions	(0.37)	(0.38)	(0.37)	(0.32)	(0.27)
Net asset value at end of period	$10.71	$10.68	$11.05	$10.82	$10.93
Total return	3.78%	0.14%	5.64%	1.93%	(8.48%)
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.38%	0.38%	0.38%	0.38%	0.48%[3,4]
Total expenses	0.40%	0.41%	0.41%	0.41%	0.53%[4]
Net investment income (loss)	3.43%	3.56%	3.39%	2.92%	1.88%
Portfolio turnover rate	48%[5]	49%[5]	127%[6]	101%[6]	87%[6]
Net assets, end of period (x 1,000,000)	$621	$541	$592	$546	$543

[1]	Calculated based on the average shares outstanding during the period.
[2]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[3]	Effective July 1, 2022, the net operating expense limitation was lowered from 0.49% to 0.38%. The ratio presented for the year ended August 31, 2022, is a blended ratio.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes variable rate demand note transactions.
[6]
Starting with the period ended August 31, 2025, variable rate demand notes are excluded from the portfolio turnover rate. In applying a similar exclusion for the periods ended August 31, 2024, August 31, 2023, and August 31, 2022, portfolio turnover rates would have been 50%, 50%, and 42%, respectively.

See financial notes
2
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2026

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the coupon rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 103.5% OF NET ASSETS
ALABAMA 6.8%
Auburn University
Refunding RB Series 2025B	5.00%	06/01/29	500,000	529,594
Refunding RB Series 2025B	5.00%	06/01/30	1,000,000	1,075,357
Refunding RB Series 2025B	5.00%	06/01/31	1,000,000	1,089,589
Refunding RB Series 2025B	5.00%	06/01/32 (a)	1,000,000	1,101,705
Black Belt Energy Gas District
RB Series 2024B	5.00%	10/01/55 (a)(b)	2,500,000	2,602,668
RB Series 2026C	5.25%	06/01/36 (b)	2,000,000	2,119,027
RB Series 2026E	5.00%	07/01/33 (b)	5,500,000	5,724,768
RB Series 2026I	5.00%	10/01/33 (b)	1,200,000	1,259,427
RB Series 2026J	5.00%	11/01/36 (b)	4,500,000	4,653,822
Refunding RB Series 2022D-1	4.00%	07/01/52 (b)	2,000,000	2,012,761
Refunding RB Series 2025D	5.00%	12/01/55 (a)(b)	5,000,000	5,204,835
Refunding RB Series 2026H-1	5.00%	01/01/34 (b)	1,250,000	1,298,679
County of Jefferson Sewer Revenue
Refunding RB Series 2024	5.25%	10/01/49 (b)	1,500,000	1,532,839
Energy Southeast A Cooperative District
RB Series 2024B	5.25%	07/01/54 (a)(b)	2,000,000	2,097,555
RB Series 2026C-2	5.00%	11/01/34 (c)	2,500,000	2,605,569
Southeast Alabama Gas Supply District
Refunding RB Series 2024	5.00%	06/01/49 (a)(b)	1,500,000	1,559,534
Southeast Energy Authority A Cooperative District
RB Series 2021B	4.00%	12/01/51 (a)(b)	3,450,000	3,437,077
RB Series 2022A-1	5.50%	01/01/53 (a)(b)	2,000,000	2,112,334
				42,017,140
ARIZONA 0.9%
Arizona Industrial Development Authority
Equitable School Revolving Fund LLC Obligated Group RB Series 2023A	5.00%	11/01/28 (b)	2,500,000	2,585,700
Industrial Development Authority of the City of Phoenix Arizona
Mayo Clinic Arizona RB Series 2014A	3.00%	11/15/52 (b)(d)(e)	1,940,000	1,940,000
Maricopa County School District No. 3 Tempe Elementary
GO Bonds Series 2026C	5.00%	07/01/40 (b)	1,000,000	1,064,585
				5,590,285
ARKANSAS 0.2%
Beaver Water District of Benton & Washington Counties
RB Series 2025	5.00%	04/15/35 (b)	500,000	536,372
RB Series 2025	4.50%	04/15/42 (b)	500,000	502,286
				1,038,658
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
3

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
CALIFORNIA 5.3%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign
RB Series 2026B	5.25%	07/01/38 (b)	1,000,000	1,102,275
California Community Choice Financing Authority
RB Series 2023C	5.25%	01/01/54 (a)(b)	3,000,000	3,148,715
California Pollution Control Financing Authority
Republic Services, Inc. Refunding RB Series 2023	3.00%	07/01/43 (b)	3,000,000	2,996,160
California Public Finance Authority
P3 Irvine SL Holdings LLC Obligated Group RB Series 2024A	6.38%	06/01/59 (b)	4,655,000	4,332,151
City of Los Angeles Department of Airports
Refunding RB Series 2026A	5.00%	05/15/30 (c)	1,000,000	1,064,131
Hastings Campus Housing Finance Authority
RB Series 2020A	5.00%	07/01/45 (b)	3,685,000	3,548,335
Los Angeles County Metropolitan Transportation Authority
I-105 ExpressLanes Project Toll Revenue RB Series 2026A	5.00%	06/01/39 (b)(c)	700,000	749,783
I-105 ExpressLanes Project Toll Revenue RB Series 2026A	5.00%	06/01/40 (b)(c)	500,000	530,526
I-105 ExpressLanes Project Toll Revenue RB Series 2026A	5.00%	06/01/41 (b)(c)	500,000	526,416
Los Angeles Department of Water & Power
Power System Revenue RB Series 2021C	5.00%	07/01/38 (b)	1,000,000	1,043,405
Power System Revenue RB Series 2026A	5.00%	07/01/46 (b)	1,500,000	1,545,451
Power System Revenue Refunding RB Series 2025B	5.00%	07/01/33	1,600,000	1,759,735
Power System Revenue Refunding RB Series 2026B	5.00%	07/01/52 (b)	500,000	505,974
San Diego County Regional Airport Authority
RB Series 2023B	5.00%	07/01/32	2,500,000	2,710,654
San Diego Unified School District
GO Bonds Series 2010C	6.22%	07/01/31 (f)	1,250,000	1,084,462
GO Bonds Series 2010C	6.32%	07/01/32 (f)	1,500,000	1,254,702
GO Bonds Series 2010C	6.41%	07/01/33 (f)	1,000,000	805,395
GO Bonds Series 2010C	6.46%	07/01/35 (f)	1,300,000	961,906
San Francisco City & County Airport Commission-San Francisco International Airport
Refunding RB Series 2022A	5.00%	05/01/31	1,695,000	1,825,044
State of California
GO Bonds Series 2026	5.00%	10/01/45 (b)	200,000	212,502
University of California
Refunding RB Series 2024BS	5.00%	05/15/38 (b)	1,250,000	1,360,056
				33,067,778
COLORADO 2.5%
City & County of Denver Airport System Revenue
Refunding RB Series 2017A	5.00%	11/15/27	1,865,000	1,913,926
Refunding RB Series 2023B	5.00%	11/15/31	2,000,000	2,145,869
Refunding RB Series 2023B	5.00%	11/15/32	1,000,000	1,080,313
City & County of Denver Pledged Excise Tax Revenue
RB Series 2018A-2	3.96%	08/01/31 (b)(f)	380,000	313,635
Colorado Educational & Cultural Facilities Authority
Loveland Classical Schools RB Series 2023	4.75%	07/01/43 (b)(d)	610,000	590,444
Colorado Health Facilities Authority
AdventHealth Obligated Group RB Series 2026D	5.00%	11/15/36 (b)	1,000,000	1,103,124
AdventHealth Obligated Group Refunding RB Series 2026C	5.00%	11/15/33 (b)	1,750,000	1,921,574
CommonSpirit Health Obligated Group RB Series 2022	5.00%	11/01/31	1,300,000	1,393,149
See financial notes
4
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
CommonSpirit Health Obligated Group RB Series 2022	5.00%	11/01/32	1,500,000	1,616,621
CommonSpirit Health Obligated Group Refunding RB Series 2025A	5.00%	09/01/32	750,000	807,454
CommonSpirit Health Obligated Group Refunding RB Series 2025A	5.00%	09/01/35	750,000	809,204
Park Creek Metropolitan District
Westerly Creek District Service Area Refunding Tax Allocation Series 2025	5.00%	12/01/38 (b)	1,500,000	1,579,835
				15,275,148
CONNECTICUT 1.3%
Aquarion Water Authority
Water System Revenue RB Series 2026D	5.00%	08/01/31	300,000	323,125
Water System Revenue RB Series 2026D	5.00%	08/01/32	300,000	325,814
Water System Revenue RB Series 2026D	5.00%	08/01/33	400,000	437,372
Water System Revenue RB Series 2026D	5.00%	08/01/34	200,000	219,443
Water System Revenue RB Series 2026D	5.00%	08/01/36	250,000	274,306
Connecticut State Health & Educational Facilities Authority
Hartford Sustainable Energy Partners LLC RB Series 2026A	5.50%	08/01/56 (b)	600,000	628,944
Quinnipiac University Refunding RB Series 2026P	5.00%	07/01/41 (b)	1,000,000	1,056,791
Quinnipiac University Refunding RB Series 2026P	5.00%	07/01/42 (b)	1,000,000	1,052,402
Quinnipiac University Refunding RB Series 2026P	5.00%	07/01/43 (b)	1,000,000	1,047,717
Yale University RB Series 2025B-2	5.00%	07/01/64 (a)(b)	2,500,000	2,753,738
				8,119,652
DELAWARE 0.1%
Delaware State Health Facilities Authority
Christiana Care Health System Obligated Group RB Series 2026	5.00%	10/01/30	750,000	810,191
DISTRICT OF COLUMBIA 0.2%
District of Columbia Water & Sewer Authority
Refunding RB Series 2026A	5.00%	10/01/39 (b)	1,250,000	1,356,897
FLORIDA 7.4%
Central Florida Expressway Authority
RB Series 2025A	5.00%	07/01/34	2,500,000	2,794,977
City of Cape Coral Water & Sewer Revenue
Utility Improvement Assessment North 1 East Area Special Assessment Series 2026	3.25%	03/01/30	350,000	348,319
City of Gainesville Utilities System Revenue
Refunding RB Series 2026A	5.00%	10/01/29	900,000	955,627
City of Hialeah Utility System
Refunding RB Series 2022	5.00%	10/01/31	1,585,000	1,692,187
Refunding RB Series 2022	5.00%	10/01/37 (b)	2,360,000	2,453,767
City of Palm Coast Utility Revenue
Refunding RB Series 2026	5.00%	10/01/40 (b)	1,150,000	1,225,708
City of Tampa
State of Florida Cigarette Tax Revenue RB Series 2020A	4.41%	09/01/34 (b)(f)	1,005,000	728,196
State of Florida Cigarette Tax Revenue RB Series 2020A	3.71%	09/01/36 (b)(f)	800,000	522,659
State of Florida Cigarette Tax Revenue RB Series 2020A	3.85%	09/01/38 (b)(f)	1,000,000	582,642
County of Lee Airport Revenue
RB Series 2026A-1	5.25%	10/01/37 (b)	1,575,000	1,721,896
RB Series 2026A-1	5.25%	10/01/41 (b)	750,000	790,259
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
5

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
County of Miami-Dade Aviation Revenue
Refunding RB Series 2020A	4.00%	10/01/37 (b)	2,205,000	2,154,638
Refunding RB Series 2026A	5.00%	10/01/38 (b)	750,000	791,049
County of Miami-Dade Seaport Department
RB Series 2026A	5.00%	10/01/56 (b)(c)	2,500,000	2,449,832
Florida Higher Educational Facilities Financing Authority
Florida Institute of Technology, Inc. RB Series 2019	5.00%	10/01/27	685,000	696,287
Hillsborough County Industrial Development Authority
BayCare Obligated Group Refunding RB Series 2024C	5.00%	11/15/29	1,000,000	1,064,314
Jacksonville Aviation Authority
RB Series 2026	5.00%	10/01/38 (b)	1,240,000	1,315,156
RB Series 2026	5.00%	10/01/39 (b)	1,200,000	1,258,034
JEA Water & Sewer System Revenue
Refunding RB Series 2026A	5.00%	10/01/51 (b)	2,000,000	2,056,845
Lee County Industrial Development Authority
Shell Point Obligated Group RB Series 2024B-2	4.38%	11/15/29 (b)	1,000,000	1,001,453
Shell Point Obligated Group RB Series 2024B-3	4.13%	11/15/29 (b)	1,000,000	1,001,362
Shell Point Obligated Group RB Series 2024C	5.00%	11/15/44 (b)	3,000,000	3,042,852
Lee County School Board
COP Series 2025A	5.00%	08/01/36 (b)	500,000	551,248
COP Series 2025A	5.00%	08/01/37 (b)	500,000	545,418
Miami Beach Health Facilities Authority
Mount Sinai Medical Center of Florida Obligated Group Refunding RB Series 2026A	5.00%	11/15/40 (b)	1,000,000	1,041,755
Mount Sinai Medical Center of Florida Obligated Group Refunding RB Series 2026A	5.00%	11/15/41 (b)	1,000,000	1,036,595
Mount Sinai Medical Center of Florida Obligated Group Refunding RB Series 2026A	5.00%	11/15/42 (b)	1,000,000	1,032,009
Miami-Dade County Educational Facilities Authority
University of Miami RB Series 2026	5.00%	04/01/37 (b)	1,000,000	1,090,475
University of Miami RB Series 2026	5.00%	04/01/38 (b)	1,000,000	1,080,451
Orange County Health Facilities Authority
Orlando Health Obligated Group Refunding RB Series 2025A	5.00%	10/01/40 (b)	500,000	520,424
Presbyterian Retirement Communities, Inc. Obligated Group Refunding RB Series 2024	5.00%	08/01/29	910,000	950,962
Osceola County School District Sales Tax Revenue
RB Series 2025	5.00%	10/01/35 (b)	2,000,000	2,193,275
Tampa Bay Water
Refunding RB Series 2025	5.00%	10/01/30	2,000,000	2,162,112
Village Community Development District No. 15
Phase I Special Assessment Series 2023	4.38%	05/01/33 (b)	380,000	387,183
Phase I Special Assessment Series 2023	4.85%	05/01/38 (b)	485,000	492,893
Phase I Special Assessment Series 2023	5.25%	05/01/54 (b)	480,000	472,966
Special Assessment Series 2024	3.75%	05/01/29	190,000	190,667
Special Assessment Series 2024	4.00%	05/01/34 (b)	250,000	249,548
Special Assessment Series 2024	4.55%	05/01/44 (b)	250,000	238,401
Village Community Development District No. 16
Special Assessment Series 2025	4.88%	05/01/45 (b)	1,000,000	982,949
				45,867,390
See financial notes
6
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GEORGIA 3.4%
City of Atlanta Department of Aviation
RB Series 2026B-1	5.00%	07/01/35	1,085,000	1,185,352
RB Series 2026B-1	5.25%	07/01/45 (b)	1,500,000	1,561,130
City of Atlanta Water & Wastewater Revenue
Refunding RB Series 2026	5.00%	11/01/29	1,250,000	1,337,086
Gainesville & Hall County Hospital Authority
Northeast Georgia Health System Obligated Group RB Series 2024	5.00%	10/15/34	500,000	549,898
Georgia Housing & Finance Authority
RB Series 2025C	5.05%	12/01/45 (b)	2,500,000	2,522,625
Georgia State Road & Tollway Authority
RB Series 2021A	4.00%	07/15/37 (b)	900,000	909,342
Main Street Natural Gas, Inc.
RB Series 2022B	5.00%	12/01/52 (b)	3,000,000	3,102,483
RB Series 2023D	5.00%	05/01/54 (a)(b)	1,250,000	1,298,988
RB Series 2024B	5.00%	12/01/54 (a)(b)	2,000,000	2,124,256
RB Series 2024C	5.00%	12/01/54 (a)(b)	2,000,000	2,088,470
RB Series 2024E	5.00%	05/01/55 (a)(b)	2,500,000	2,610,439
Metropolitan Atlanta Rapid Transit Authority
RB Series 2025A	5.25%	07/01/50 (b)	750,000	790,881
Refunding RB Series 2026A	5.00%	07/01/43 (b)	1,000,000	1,067,664
				21,148,614
GUAM 0.4%
Guam Government Waterworks Authority
Water & Wastewater System RB Series 2025A	5.00%	07/01/38 (b)	655,000	689,324
Water & Wastewater System RB Series 2025A	5.25%	07/01/39 (b)	500,000	529,066
Water & Wastewater System Refunding RB Series 2024A	5.00%	07/01/38 (b)	500,000	523,701
Water & Wastewater System Refunding RB Series 2024A	5.00%	07/01/40 (b)	500,000	513,122
				2,255,213
IDAHO 0.2%
Idaho Health Facilities Authority
St. Luke’s Health System Ltd. Obligated Group Refunding RB Series 2025A	5.00%	03/01/41 (b)	500,000	520,073
Jerome Lincoln & Gooding Counties Joint School District No. 261
GO Bonds Series 2022	5.25%	09/15/42 (b)(d)	500,000	528,029
				1,048,102
ILLINOIS 9.1%
Chicago Board of Education
GO Bonds Series 2023A	5.00%	12/01/30	750,000	764,479
Chicago Housing Authority
RB Series 2018A	5.00%	01/01/27	1,000,000	1,006,924
RB Series 2018A	5.00%	01/01/28	1,000,000	1,027,325
Chicago Midway International Airport
Refunding RB Series 2024A	5.00%	01/01/34	1,000,000	1,079,940
Refunding RB Series 2024C	5.00%	01/01/37 (b)	1,750,000	1,843,686
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
7

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Chicago O’Hare International Airport
RB Series 2025A	5.25%	01/01/41 (b)	1,000,000	1,044,589
RB Series 2025A	5.25%	01/01/42 (b)	1,750,000	1,822,135
Chicago Park District
Refunding GO Bonds Series 2023C	5.00%	01/01/37 (b)	600,000	633,987
Chicago Transit Authority Sales Tax Receipts Fund
Refunding RB Series 2024A	5.00%	12/01/28	1,700,000	1,775,756
City of Chicago
GO Bonds Series 2019A	5.50%	01/01/35 (b)	1,450,000	1,479,692
GO Bonds Series 2023A	5.00%	01/01/34 (b)	1,000,000	1,021,229
GO Bonds Series 2023A	5.50%	01/01/39 (b)	1,500,000	1,529,558
GO Bonds Series 2024A	5.00%	01/01/45 (b)	1,695,000	1,604,925
City of Chicago Waterworks Revenue
RB Series 2026A	5.00%	11/01/47 (b)	1,000,000	1,020,003
County of Cook Sales Tax Revenue
Refunding RB Series 2025	5.00%	11/15/49 (b)	1,500,000	1,520,186
Illinois Finance Authority
Rosalind Franklin University of Medicine & Science Refunding RB Series 2017A	5.00%	08/01/30 (b)	900,000	908,364
Rosalind Franklin University of Medicine & Science Refunding RB Series 2017A	5.00%	08/01/33 (b)	960,000	965,868
Rosalind Franklin University of Medicine & Science Refunding RB Series 2017A	5.00%	08/01/34 (b)	1,330,000	1,336,823
Southern Illinois Healthcare Obligated Group Refunding RB Series 2017	5.00%	03/01/30 (b)	400,000	402,757
Illinois State Toll Highway Authority
Refunding RB Series 2024A	5.00%	01/01/38 (b)	750,000	808,636
Metropolitan Water Reclamation District of Greater Chicago
Refunding GO Bonds Series 2026C	5.00%	12/01/30 (c)	3,500,000	3,780,683
Northern Illinois University
RB Series 2021	5.00%	10/01/27	325,000	331,086
Public Finance Authority
RB Series 2025-VRS206	3.10%	02/15/53 (b)(d)(g)(h)	11,410,000	11,410,000
Sales Tax Securitization Corp.
Refunding RB Series 2025A	5.00%	01/01/42 (b)	1,500,000	1,552,299
Refunding RB Series 2025A	5.00%	01/01/45 (b)	1,500,000	1,532,397
State of Illinois
GO Bonds Series 2018A	5.00%	05/01/31 (b)	1,000,000	1,028,377
GO Bonds Series 2019A	5.00%	11/01/27	2,500,000	2,563,100
GO Bonds Series 2021A	4.00%	03/01/40 (b)	1,975,000	1,833,490
GO Bonds Series 2026B	5.00%	04/01/32	5,000,000	5,393,976
Refunding GO Bonds Series 2016	5.00%	02/01/28 (b)	1,500,000	1,513,444
Refunding GO Bonds Series 2024	5.00%	02/01/29	750,000	785,637
Refunding GO Bonds Series 2024	5.00%	02/01/30	1,150,000	1,220,012
				56,541,363
INDIANA 1.4%
City of Whiting
BP Products North America, Inc. RB Series 2008	4.20%	06/01/44 (a)(b)	600,000	600,331
BP Products North America, Inc. Refunding RB Series 2019A	4.00%	12/01/44 (b)	1,000,000	997,119
Indiana Finance Authority
Franciscan Alliance, Inc. Obligated Group Refunding RB Series 2026A	5.00%	11/01/38 (b)	1,500,000	1,611,031
Franciscan Alliance, Inc. Obligated Group Refunding RB Series 2026A	5.00%	11/01/39 (b)	1,500,000	1,594,426
Parkview Health System, Inc. Refunding RB Series 2026A	5.00%	11/01/39 (b)	2,500,000	2,635,014
See financial notes
8
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Indiana Municipal Power Agency
Refunding RB Series 2026A	5.00%	01/01/34	1,200,000	1,326,710
				8,764,631
IOWA 1.0%
Cedar Rapids Community School District Infrastructure Sales Services & Use Tax
RB Series 2026	5.00%	07/01/41 (b)	350,000	366,158
PEFA, Inc.
RB Series 2019	5.00%	09/01/49 (a)(b)	5,000,000	5,000,000
Refunding RB Series 2026A	5.00%	04/01/35 (b)	1,000,000	1,046,687
				6,412,845
KENTUCKY 2.8%
Kentucky Bond Development Corp.
PRG Wildcats LLC RB Series 2026A	5.50%	10/31/56 (b)	500,000	518,027
Kentucky Municipal Power Agency
Refunding RB Series 2026B	4.00%	09/01/42 (b)	1,500,000	1,357,448
Kentucky Public Energy Authority
RB Series 2026A	5.00%	06/01/34 (b)	2,250,000	2,312,389
Refunding RB Series 2024B	5.00%	01/01/55 (a)(b)	3,500,000	3,656,704
Refunding RB Series 2025A	5.25%	06/01/55 (a)(b)	1,250,000	1,313,844
Kentucky State Property & Building Commission
RB Series 2026A	5.00%	03/01/44 (b)(d)	1,500,000	1,574,347
RB Series 2026A	5.00%	03/01/45 (b)(d)	500,000	524,258
RB Series 2026A	5.00%	03/01/46 (b)(d)	500,000	523,238
Louisville & Jefferson County Metropolitan Sewer District
RB Series 2017A	3.25%	05/15/46 (b)	1,655,000	1,302,618
Louisville/Jefferson County Metropolitan Government
Norton Healthcare Obligated Group Refunding RB Series 2026A	5.00%	10/01/33	2,000,000	2,174,376
Norton Healthcare Obligated Group Refunding RB Series 2026A	5.00%	10/01/35	1,250,000	1,361,398
Northern Kentucky University
RB Series 2019A	3.00%	09/01/40 (b)(d)	750,000	597,849
				17,216,496
LOUISIANA 1.8%
City of New Orleans
Refunding GO Bonds Series 2022	5.00%	12/01/35 (b)	600,000	622,430
Refunding GO Bonds Series 2022	5.00%	12/01/36 (b)	440,000	453,850
Louisiana Housing Corp.
RB Series 2023C	5.75%	12/01/53 (b)	1,565,000	1,677,667
Louisiana Offshore Terminal Authority
Loop LLC Refunding RB Series 2007A	4.15%	09/01/27	3,000,000	3,025,416
Louisiana Public Facilities Authority
Ochsner Clinic Foundation Obligated Group Refunding RB Series 2017	5.00%	05/15/27	500,000	506,458
Parish of St. John the Baptist
Marathon Oil Corp. Refunding RB Series 2017D	3.00%	06/01/37 (b)	3,000,000	2,978,489
State of Louisiana
Refunding GO Bonds Series 2026B	5.00%	09/01/28	2,000,000	2,093,935
				11,358,245
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
9

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MARYLAND 0.5%
Maryland Health & Higher Educational Facilities Authority
Adventist Healthcare Obligated Group Refunding RB Series 2026	5.00%	01/01/33 (b)(c)	2,000,000	2,137,351
University of Maryland Medical System Obligated Group Refunding RB Series 2025A	5.00%	07/01/42 (b)	800,000	837,123
				2,974,474
MASSACHUSETTS 4.2%
Commonwealth of Massachusetts
GO Bonds Series 2026D	5.00%	06/01/56 (b)	2,000,000	2,036,738
Refunding GO Bonds Series 2025B	5.00%	06/01/33	1,500,000	1,676,557
Refunding GO Bonds Series 2025B	5.00%	06/01/35	1,500,000	1,691,268
Commonwealth of Massachusetts Transportation Fund Revenue
RB Series 2025A	5.00%	06/01/55 (b)	1,200,000	1,224,795
Refunding RB Series 2025A	5.00%	06/01/38 (b)	650,000	718,679
Massachusetts Bay Transportation Authority Sales Tax Revenue
RB Series 2025B	5.00%	07/01/37 (b)	1,500,000	1,667,352
RB Series 2025B	5.00%	07/01/40 (b)	1,500,000	1,620,132
Massachusetts Development Finance Agency
Beth Israel Lahey Health Obligated Group RB Series 2023M	5.00%	07/01/32	2,500,000	2,721,697
Boston Medical Center Corp. Obligated Group Refunding RB Series 2016E	5.00%	07/01/31 (b)	2,815,000	2,816,468
Suffolk University Refunding RB Series 2025	5.50%	07/01/45 (b)	3,500,000	3,568,257
Massachusetts Housing Finance Agency
Refunding RB Series 2018-203	4.50%	12/01/48 (b)	235,000	236,051
Massachusetts Port Authority
Refunding RB Series 2026B	5.25%	07/01/41 (b)	1,000,000	1,064,826
Massachusetts School Building Authority
Refunding RB Series 2025B	5.00%	02/15/34	500,000	562,904
Massachusetts Water Resources Authority
Refunding RB Series 2026D	5.00%	08/01/28	2,000,000	2,093,251
University of Massachusetts Building Authority
Refunding RB Series 2026-2	5.00%	11/01/37 (b)	1,000,000	1,118,215
Refunding RB Series 2026-2	5.00%	11/01/40 (b)	1,000,000	1,086,362
				25,903,552
MICHIGAN 2.5%
Detroit Downtown Development Authority
Catalyst Development Area Refunding Tax Allocation Series 2024	5.00%	07/01/48 (b)	1,170,000	1,187,492
Eastern Michigan University
RB Series 2025B	3.05%	03/01/52 (b)(d)(e)	1,665,000	1,665,000
Great Lakes Water Authority Water Supply System Revenue
RB Series 2025D	5.25%	07/01/44 (b)	1,300,000	1,380,174
Karegnondi Water Authority
County of Genesee Refunding RB Series 2024	5.00%	11/01/32	400,000	442,281
County of Genesee Refunding RB Series 2024	5.00%	11/01/33	400,000	446,209
Michigan Finance Authority
Detroit Public Lighting Authority Utility Users Tax Revenue Refunding RB Series 2025A	5.00%	07/01/34	500,000	551,366
Detroit Public Lighting Authority Utility Users Tax Revenue Refunding RB Series 2025A	5.00%	07/01/41 (b)	510,000	533,100
See financial notes
10
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Provident Group - HFH Energy LLC RB Series 2024	5.00%	02/28/38 (b)	750,000	794,333
Provident Group - HFH Energy LLC RB Series 2024	5.00%	02/28/39 (b)	750,000	788,878
Michigan State Building Authority
State of Michigan Refunding RB Series 2025I	5.00%	04/15/42 (b)	2,000,000	2,122,177
Michigan State Hospital Finance Authority
Henry Ford Health System Obligated Group Refunding RB Series 2026A-1	5.00%	11/15/37 (b)	600,000	649,541
Michigan State University
Refunding RB Series 2025A	5.00%	02/15/41 (b)	1,500,000	1,595,816
Southfield Public Schools
GO Bonds Series 2026	5.00%	05/01/51 (b)(d)	2,000,000	2,024,509
Van Buren Public Schools
GO Bonds Series 2026I	5.00%	11/01/40 (b)(d)	1,230,000	1,294,538
				15,475,414
MINNESOTA 1.6%
City of Minneapolis/St. Paul Housing & Redevelopment Authority
Children’s Health Care Obligated Group RB Series 2025	5.00%	08/15/30	1,000,000	1,074,896
City of Rochester
Mayo Clinic RB Series 2026A	5.00%	11/15/42 (b)	1,000,000	1,060,802
Minnesota Agricultural & Economic Development Board
Fairview Health Services Obligated Group Refunding RB Series 2026A	5.00%	11/15/38 (b)	1,350,000	1,431,809
Fairview Health Services Obligated Group Refunding RB Series 2026A	5.00%	11/15/42 (b)	3,935,000	4,064,064
Fairview Health Services Obligated Group Refunding RB Series 2026B	3.00%	11/15/65 (b)(d)(e)	850,000	850,000
Stillwater Independent School District No. 834
Refunding GO Bonds Series 2024A	5.00%	02/01/37 (b)(d)	1,665,000	1,776,571
				10,258,142
MISSISSIPPI 0.1%
Mississippi Development Bank
Jackson Public School District RB Series 2018	5.00%	10/01/26	590,000	591,076
MISSOURI 1.2%
City of St. Louis
GO Bonds Series 2023A	5.00%	02/15/43 (b)	1,400,000	1,448,422
Health & Educational Facilities Authority of the State of Missouri
Lutheran Senior Services Obligated Group Refunding RB Series 2016B	4.00%	02/01/37 (b)	2,000,000	1,938,567
Lutheran Senior Services Obligated Group Refunding RB Series 2024A	5.25%	02/01/48 (b)	1,955,000	1,965,081
SSM Health Care Obligated Group RB Series 2026A	5.00%	06/01/31 (b)(c)	1,500,000	1,610,578
Missouri Housing Development Commission
RB Series 2018A	4.25%	05/01/49 (b)	515,000	517,189
				7,479,837
MONTANA 0.3%
Montana Board of Housing
RB Series 2023B	6.00%	12/01/53 (b)	1,740,000	1,851,981
Refunding RB Series 2018A	4.00%	06/01/49 (b)	105,000	105,121
				1,957,102
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
11

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
NEBRASKA 1.4%
City of Lincoln Electric System Revenue
RB Series 2026	5.00%	09/01/32	1,200,000	1,325,321
Gretna Public Schools
GO Bonds Series 2022B	5.00%	12/15/27 (b)	1,500,000	1,507,787
Nebraska Public Power District
Refunding RB Series 2026A	5.00%	01/01/38 (b)	600,000	653,593
Omaha Public Power District
RB Series 2026A	5.00%	02/01/42 (b)	2,000,000	2,127,030
RB Series 2026A	5.00%	02/01/43 (b)	1,000,000	1,060,533
RB Series 2026A	5.00%	02/01/44 (b)	1,000,000	1,055,503
Village of Boys Town
Father Flanagan’s Boy’s Home Refunding RB Series 2017	3.00%	09/01/28	1,115,000	1,110,808
				8,840,575
NEVADA 0.5%
Carson City
Tahoe Regional Healthcare Obligated Group Refunding RB Series 2017A	5.00%	09/01/27	605,000	614,308
Reno-Tahoe Airport Authority
RB Series 2026A	5.50%	07/01/51 (b)(c)	2,500,000	2,598,145
				3,212,453
NEW HAMPSHIRE 0.5%
New Hampshire Business Finance Authority
Novant Health Obligated Group RB Series 2025A	5.00%	12/01/35 (b)	1,500,000	1,607,435
Waste Management, Inc. Refunding RB Series 2018A	3.25%	10/01/33 (a)(b)	750,000	750,192
New Hampshire Health & Education Facilities Authority Act
Dartmouth Health Obligated Group Refunding RB Series 2025	5.00%	08/01/41 (b)	1,000,000	1,042,904
				3,400,531
NEW JERSEY 3.2%
New Jersey Educational Facilities Authority
Trustees of Princeton University RB Series 2025A	5.00%	07/01/64 (a)(b)	3,000,000	3,250,331
Trustees of Princeton University RB Series 2025A	5.00%	07/01/64 (a)(b)	2,500,000	2,778,117
New Jersey Health Care Facilities Financing Authority
RWJ Barnabas Health Obligated Group Refunding RB Series 2026A	5.00%	07/01/29	2,000,000	2,120,132
New Jersey Transportation Trust Fund Authority
RB Series 2023BB	5.00%	06/15/34 (b)	1,300,000	1,430,949
Refunding RB Series 2023A	4.25%	06/15/40 (b)	3,000,000	2,923,533
Refunding RB Series 2024A	5.00%	06/15/36 (b)	2,000,000	2,188,353
Refunding RB Series 2024AA	5.00%	06/15/42 (b)	2,500,000	2,621,613
New Jersey Turnpike Authority
RB Series 2022B	4.25%	01/01/43 (b)	1,625,000	1,618,724
Township of Gloucester
GO Bonds Series 2025	2.00%	05/15/27	1,035,000	1,025,869
				19,957,621
See financial notes
12
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
NEW MEXICO 0.1%
New Mexico Mortgage Finance Authority
RB Series 2018B	4.00%	01/01/49 (b)	395,000	396,323
NEW YORK 10.2%
City of New York
GO Bonds Series 2021A-1	4.00%	08/01/38 (b)	2,000,000	1,945,847
GO Bonds Series 2022A-4	2.90%	09/01/49 (b)(d)(e)	600,000	600,000
GO Bonds Series 2025A-1	5.00%	08/01/42 (b)	1,250,000	1,302,685
GO Bonds Series 2025D	5.00%	10/01/41 (b)	1,000,000	1,045,341
GO Bonds Series 2025G-1	5.25%	02/01/50 (b)	1,000,000	1,028,726
GO Bonds Series 2026A	5.00%	08/01/44 (b)	1,000,000	1,036,354
Refunding GO Bonds Series 2026F-1	5.00%	08/01/36 (b)	750,000	829,445
Empire State Development Corp.
State of New York Personal Income Tax Revenue Refunding RB Series 2020C	5.00%	03/15/47 (b)	3,000,000	3,067,720
State of New York Personal Income Tax Revenue Refunding RB Series 2020C	3.00%	03/15/48 (b)	1,060,000	765,314
Metropolitan Transportation Authority
RB Series 2015A-2	5.00%	11/15/45 (a)(b)	2,845,000	3,016,326
Refunding RB Series 2025B	5.00%	11/15/35	1,000,000	1,113,559
New York City Housing Development Corp.
RB Series 2026A-1	4.65%	11/01/45 (b)	2,000,000	1,997,382
New York City Municipal Water Finance Authority
Water & Sewer System RB Series 2025BB	5.00%	06/15/43 (b)	2,500,000	2,654,236
Water & Sewer System Refunding RB Series 2025CC	5.00%	06/15/37 (b)	1,000,000	1,102,411
New York City Transitional Finance Authority Building Aid Revenue
Refunding RB Series 2025S-2	5.00%	07/15/28	2,600,000	2,717,068
New York City Transitional Finance Authority Future Tax Secured Revenue
RB Series 2025A-1	5.00%	05/01/40 (b)	1,500,000	1,591,785
RB Series 2025A-2	3.00%	05/01/55 (b)(d)(e)	2,250,000	2,250,000
RB Series 2025B	5.25%	05/01/55 (b)	2,000,000	2,049,848
RB Series 2026I	5.00%	11/01/47 (b)	1,000,000	1,021,259
RB Series 2026I	5.00%	11/01/48 (b)	1,000,000	1,014,425
RB Series 2026I	5.25%	11/01/49 (b)	1,000,000	1,034,471
RB Series 2026I	5.25%	11/01/50 (b)	1,000,000	1,031,838
Refunding RB Series 2025F-1	5.00%	11/01/30 (b)	500,000	539,917
New York State Dormitory Authority
RB Series 2025A	5.00%	10/01/36 (b)	1,250,000	1,370,473
RB Series 2026A	5.00%	10/01/27	1,000,000	1,025,834
Sales Tax Revenue Refunding RB Series 2024B	5.00%	03/15/29 (b)	1,250,000	1,326,309
Sales Tax Revenue Refunding RB Series 2024B	5.00%	03/15/30 (b)	1,500,000	1,620,354
State University of New York Dormitory Facilities Revenue Refunding RB Series 2025B	4.00%	07/01/37 (b)	1,205,000	1,201,915
University Refunding RB Series 2026A	4.00%	07/01/38 (b)	1,000,000	1,012,005
White Plains Hospital Obligated Group RB Series 2024	5.00%	10/01/36 (b)	350,000	370,411
White Plains Hospital Obligated Group RB Series 2024	5.00%	10/01/37 (b)	500,000	524,700
New York State Thruway Authority
Refunding RB Series 2021O	4.00%	01/01/40 (b)	1,865,000	1,769,902
Refunding RB Series 2026A	5.00%	01/01/35	500,000	564,637
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
13

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
New York Transportation Development Corp.
JFK NTO LLC RB Series 2023	5.50%	06/30/38 (b)	1,000,000	1,046,799
JFK NTO LLC RB Series 2024	5.00%	06/30/54 (b)	1,250,000	1,226,662
JFK NTO LLC RB Series 2024	5.50%	06/30/60 (b)	2,000,000	2,009,848
JFK NTO LLC RB Series 2025	5.50%	06/30/39 (b)	1,000,000	1,065,467
JFK NTO LLC RB Series 2025	6.00%	06/30/40 (b)	500,000	547,347
JFK NTO LLC RB Series 2025	6.00%	06/30/41 (b)	500,000	544,224
Port Authority of New York & New Jersey
RB Series 2020-221	5.00%	07/15/34 (b)	2,835,000	2,964,626
RB Series 2022-236	5.00%	01/15/38 (b)	1,000,000	1,049,424
Refunding RB Series 2021-227	3.00%	10/01/28	2,000,000	2,000,533
Refunding RB Series 2025-250	5.00%	10/15/40 (b)	2,000,000	2,169,647
Triborough Bridge & Tunnel Authority
RB Series 2025A-1	5.00%	11/15/37 (b)	500,000	554,177
Refunding RB Series 2025A-2	5.00%	11/15/37 (b)	675,000	748,139
Triborough Bridge & Tunnel Authority Sales Tax Revenue
RB Series 2023A	4.00%	05/15/48 (b)	2,000,000	1,821,035
				63,290,425
NORTH CAROLINA 0.5%
North Carolina Housing Finance Agency
RB Series 2025A-59	4.15%	07/01/40 (b)	995,000	947,689
North Carolina Medical Care Commission
Carolina Meadows, Inc. Obligated Group RB Series 2024	5.25%	12/01/49 (b)	2,350,000	2,381,669
				3,329,358
OHIO 2.8%
Buckeye Tobacco Settlement Financing Authority
Refunding RB Series 2020A-2	5.00%	06/01/34 (b)	1,945,000	2,052,311
Refunding RB Series 2020A-2	5.00%	06/01/35 (b)	3,055,000	3,207,994
City of Columbus
GO Bonds Series 2017A	3.15%	04/01/35 (b)	1,950,000	1,839,273
County of Franklin
Nationwide Children’s Hospital, Inc. RB Series 2025B-2	3.05%	11/01/65 (b)(d)(e)	400,000	400,000
Ohio Air Quality Development Authority
American Electric Power Co., Inc. Refunding RB Series 2005B	3.70%	07/01/28	2,000,000	2,011,870
State of Ohio
GO Bonds Series 2026A	5.00%	09/15/27	2,000,000	2,050,871
GO Bonds Series 2026A	5.00%	09/15/28	1,000,000	1,048,554
RB Series 2025B	5.00%	10/01/44 (b)	1,500,000	1,564,653
RB Series 2026A	5.00%	10/01/35 (b)	1,000,000	1,114,244
Refunding GO Bonds Series 2025B	5.00%	09/15/33	2,000,000	2,237,341
				17,527,111
OKLAHOMA 0.6%
Oklahoma Capitol Improvement Authority
Department of Transportation Refunding RB Series 2026A	5.00%	07/01/28	3,000,000	3,129,647
Oklahoma Development Finance Authority
RB Series 2014E	4.00%	06/01/27 (b)	29,000	29,026
See financial notes
14
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Oklahoma Municipal Power Authority
Refunding RB Series 2025A	5.00%	01/01/39 (b)	350,000	375,085
Refunding RB Series 2025A	5.00%	01/01/40 (b)	325,000	342,585
				3,876,343
OREGON 0.9%
City of Eugene Electric Utility System Revenue
Refunding RB Series 2026	5.00%	08/01/55 (b)	715,000	727,950
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
GO Bonds Series 2019A	3.44%	06/15/34 (b)(d)(f)	300,000	222,493
GO Bonds Series 2019A	3.54%	06/15/36 (b)(d)(f)	420,000	280,442
Oregon State Lottery
Refunding RB Series 2025A	5.00%	04/01/38 (b)	1,000,000	1,098,885
State of Oregon Department of Transportation
RB Series 2026A	5.00%	11/15/35	680,000	765,183
RB Series 2026A	5.00%	11/15/45 (b)	500,000	526,326
Umatilla County School District No. 6R Umatilla
GO Bonds Series 2017	5.00%	06/15/29 (b)(d)	340,000	346,264
GO Bonds Series 2017	5.00%	06/15/30 (b)(d)	300,000	305,272
GO Bonds Series 2017	5.00%	06/15/32 (b)(d)	350,000	355,483
GO Bonds Series 2017	5.00%	06/15/34 (b)(d)	350,000	354,885
GO Bonds Series 2017	5.00%	06/15/35 (b)(d)	410,000	415,325
				5,398,508
PENNSYLVANIA 5.6%
Allegheny County Sanitary Authority
Refunding RB Series 2025	4.00%	12/01/41 (b)	1,715,000	1,671,206
City of Philadelphia
Refunding GO Bonds Series 2025C	5.00%	08/01/30	1,250,000	1,346,313
Commonwealth of Pennsylvania
Refunding GO Bonds Series 2026-1st	5.00%	08/01/27	1,010,000	1,032,317
County of Lehigh
St. Luke’s Hospital Obligated Group Refunding RB Series 2026A	5.00%	08/15/36 (b)	1,000,000	1,085,832
General Authority of Southcentral Pennsylvania
WellSpan Health Obligated Group Refunding RB Series 2019E	3.05%	06/01/35 (b)(d)(e)	195,000	195,000
Pennsylvania Economic Development Financing Authority
UPMC Obligated Group Refunding RB Series 2025A	5.00%	03/15/60 (a)(b)	2,000,000	2,137,528
UPMC Obligated Group Refunding RB Series 2026A	5.00%	12/15/30	2,230,000	2,391,391
Waste Management, Inc. RB Series 2021A	3.25%	06/01/41 (a)(b)	4,000,000	4,000,418
Waste Management, Inc. RB Series 2025A	2.85%	06/01/49 (b)	2,000,000	2,000,000
Pennsylvania Higher Educational Facilities Authority
Thomas Jefferson University Obligated Group Refunding RB Series 2024B-1	4.00%	11/01/42 (b)	1,100,000	989,727
Pennsylvania Housing Finance Agency
RB Series 2025 151-A	4.15%	10/01/40 (b)	1,500,000	1,423,499
RB Series 2025-152A	4.50%	10/01/46 (b)	2,000,000	1,935,157
RB Series 2025A-151	4.60%	10/01/45 (b)	2,000,000	1,953,683
Refunding RB Series 2025-150A	4.90%	10/01/40 (b)	2,000,000	2,022,079
Pennsylvania Turnpike Commission
RB Series 2025A	5.00%	12/01/39 (b)	650,000	696,193
RB Series 2026-2nd	5.00%	06/01/39 (b)	1,000,000	1,083,680
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
15

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2025-1st	5.00%	12/01/31	1,005,000	1,100,390
Refunding RB Series 2026-1st	5.00%	12/01/39 (b)	1,000,000	1,082,548
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
Refunding RB Series 2021B	4.00%	12/01/51 (b)	1,400,000	1,197,442
Philadelphia Gas Works Co.
Refunding RB Series 2026-18th	5.00%	10/01/32 (c)	1,000,000	1,095,988
Refunding RB Series 2026-18th	5.00%	10/01/33 (c)	1,000,000	1,102,232
School District of Philadelphia
Revenue Notes Series 2026B	5.00%	06/30/27 (c)	3,000,000	3,050,411
				34,593,034
PUERTO RICO 0.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
RB Series 2018A-1	4.75%	07/01/53 (b)	2,250,000	2,129,138
RB Series 2018A-1	5.00%	07/01/58 (b)	1,821,000	1,767,253
				3,896,391
RHODE ISLAND 0.5%
Rhode Island Health & Educational Building Corp.
Bryant University Refunding RB Series 2024	5.00%	06/01/40 (b)	2,000,000	2,074,867
Lifespan Corp. Obligated Group RB Series 2024	5.00%	05/15/38 (b)	750,000	785,749
				2,860,616
SOUTH CAROLINA 1.1%
Clemson University
Athletic Facilities Revenue RB Series 2025A	5.00%	05/01/30	390,000	418,904
Athletic Facilities Revenue RB Series 2025A	5.00%	05/01/31	515,000	560,568
South Carolina Public Service Authority
RB Series 2024A	5.25%	12/01/49 (b)	1,000,000	1,033,978
RB Series 2025A	5.00%	12/01/36 (b)	250,000	273,614
RB Series 2025A	5.00%	12/01/40 (b)	375,000	394,643
Refunding RB Series 2024B	4.13%	12/01/44 (b)	1,100,000	1,029,766
Refunding RB Series 2025B	5.00%	12/01/28	500,000	524,287
Refunding RB Series 2026F	5.00%	12/01/44 (b)(c)	1,000,000	1,040,846
South Carolina State Housing Finance & Development Authority
RB Series 2025B	5.00%	01/01/55 (b)	1,595,000	1,585,271
				6,861,877
TENNESSEE 1.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Belmont University RB Series 2026	5.00%	08/01/36	1,000,000	1,081,764
Vanderbilt University Medical Center Obligated Group Refunding RB Series 2026B	5.00%	07/01/37 (b)	870,000	946,716
Vanderbilt University Medical Center Obligated Group Refunding RB Series 2026B	5.00%	07/01/42 (b)	795,000	831,473
Vanderbilt University Medical Center Obligated Group Refunding RB Series 2026B	5.00%	07/01/43 (b)	500,000	521,018
Vanderbilt University Medical Center Obligated Group Refunding RB Series 2026B	5.00%	07/01/44 (b)	895,000	928,132
Shelby County Health Educational & Housing Facilities Board
Baptist Memorial Health Care Obligated Group RB Series 2024B	5.00%	09/01/49 (a)(b)	1,000,000	1,042,178
Baptist Memorial Health Care Obligated Group RB Series 2026A	5.00%	09/01/32 (b)	1,200,000	1,286,467
See financial notes
16
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Tennessee Housing Development Agency
RB Series 2023-3A	6.25%	01/01/54 (b)	405,000	435,053
				7,072,801
TEXAS 14.0%
Arlington Higher Education Finance Corp.
Lifeschool of Dallas Refunding RB Series 2021A	5.00%	08/15/33 (d)	1,000,000	1,096,355
Bexar County Hospital District
Refunding GO Bonds Series 2026	5.00%	02/15/36	595,000	659,670
Board of Regents of the University of Texas System
Refunding RB Series 2026A	5.00%	08/15/38	1,000,000	1,113,683
City of Alvin Water & Sewer System Revenue
RB Series 2023	4.00%	02/01/37 (b)	1,105,000	1,092,339
City of Austin Airport System Revenue
RB Series 2022	5.00%	11/15/32	300,000	324,789
RB Series 2026B	5.25%	11/15/51 (b)	3,000,000	3,063,686
City of Celina
GO Bonds Series 2024	5.00%	09/01/26	1,000,000	1,000,000
City of Corpus Christi Utility System Revenue
RB Series 2022B	5.00%	07/15/47 (b)	2,500,000	2,541,803
City of El Paso
Refunding GO Bonds Series 2026	5.00%	08/15/51 (b)	2,500,000	2,562,287
City of Galveston Wharves & Terminal Revenue
RB Series 2023	6.00%	08/01/43 (b)	1,250,000	1,348,815
City of Houston Airport System Revenue
RB Series 2025A	5.00%	07/01/28	750,000	775,450
City of Houston Hotel Occupancy Tax & Special Revenue
Refunding RB Series 2026C	5.00%	09/01/42 (b)	500,000	522,260
City of Lubbock Water & Wastewater System
RB Series 2025	5.00%	02/15/40 (b)	400,000	422,342
City of San Antonio
GO Bonds Series 2023	4.00%	02/01/42 (b)	2,000,000	1,838,352
GO Bonds Series 2026	5.00%	02/01/32 (c)	1,790,000	1,960,346
City of San Antonio Airport System
Refunding RB Series 2026	5.25%	07/01/44 (b)	2,000,000	2,087,728
City of Waxahachie
GO Bonds Series 2023	4.13%	08/01/41 (b)	400,000	385,674
Clifton Higher Education Finance Corp.
International Leadership of Texas, Inc. Refunding RB Series 2025A	5.00%	02/15/27 (d)	1,000,000	1,010,276
International Leadership of Texas, Inc. Refunding RB Series 2025A	5.00%	02/15/29 (d)	575,000	601,422
International Leadership of Texas, Inc. Refunding RB Series 2025A	5.00%	02/15/32 (d)	2,875,000	3,094,896
County of Collin
GO Bonds Series 2026	5.00%	02/15/46 (b)	1,000,000	1,041,431
County of Harris
GO Bonds Series 2026B	5.00%	09/15/37 (b)	1,000,000	1,105,066
Eagle Pass Independent School District
GO Bonds Series 2026	5.00%	08/15/56 (b)(d)	1,000,000	1,014,761
Georgetown Independent School District
GO Bonds Series 2024	5.00%	02/15/35 (b)(d)	1,700,000	1,883,846
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
17

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Grand Prairie Independent School District
Refunding GO Bonds Series 2026A	5.00%	02/15/35 (d)	2,000,000	2,229,691
Greenwood Independent School District
GO Bonds Series 2024	4.00%	02/15/54 (b)(d)	1,000,000	871,919
Harris County Cultural Education Facilities Finance Corp.
Baylor College of Medicine Obligated Group RB Series 2024A	5.00%	05/15/29 (b)	2,000,000	2,087,813
Houston Methodist Hospital Obligated Group RB Series 2025D	3.05%	12/01/60 (b)(d)(e)	4,380,000	4,380,000
Harris County Hospital District
GO Bonds Series 2025	5.00%	02/15/40 (b)	1,500,000	1,590,357
GO Bonds Series 2026	5.00%	02/15/46 (b)	800,000	827,525
Humble Independent School District
Refunding GO Bonds Series 2025	5.00%	02/15/30 (d)	1,250,000	1,336,881
Refunding GO Bonds Series 2025	5.00%	02/15/31 (d)	2,000,000	2,166,833
Lamar Consolidated Independent School District
GO Bonds Series 2023A	4.00%	02/15/48 (b)(d)	1,260,000	1,143,500
Leander Independent School District
Refunding GO Bonds Series 2026	5.00%	08/15/34 (d)	1,110,000	1,228,539
Refunding GO Bonds Series 2026	5.00%	08/15/35 (d)	340,000	378,248
Lower Colorado River Authority
LCRA Transmission Services Corp. RB Series 2026A	5.00%	05/15/51 (b)	2,750,000	2,787,352
Mission Economic Development Corp.
Waste Management, Inc. RB Series 2020A	2.85%	05/01/46 (a)(b)	2,000,000	2,000,000
Waste Management, Inc. Refunding RB Series 2020B	2.85%	07/01/40 (a)(b)	2,500,000	2,500,000
Newark Higher Education Finance Corp.
Hughen Center, Inc. RB Series 2022A	5.00%	08/15/37 (b)(d)	500,000	529,126
Hughen Center, Inc. RB Series 2022A	5.00%	08/15/47 (b)(d)	680,000	689,409
Hughen Center, Inc. RB Series 2022A	5.00%	08/15/52 (b)(d)	500,000	500,577
Orenda Education RB Series 2023A	5.00%	08/15/43 (b)(d)	1,865,000	1,917,933
Orenda Education RB Series 2023A	4.00%	08/15/48 (b)(d)	1,000,000	881,553
North East Texas Regional Mobility Authority
Refunding RB Series 2025B	5.25%	01/01/45 (b)	500,000	514,562
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System
RB Series 2025	4.00%	06/01/43 (b)	2,000,000	1,864,168
North Texas Municipal Water District Water System Revenue
Refunding RB Series 2025	5.00%	09/01/27	750,000	767,940
Refunding RB Series 2025	5.00%	09/01/28	1,000,000	1,044,378
Northside Independent School District
Refunding GO Bonds Series 2024B	3.45%	08/01/54 (a)(b)(d)	2,410,000	2,414,844
Permanent University Fund - Texas A&M University System
Refunding RB Series 2025A	5.00%	07/01/31 (d)	2,500,000	2,730,264
Prosper Independent School District
GO Bonds Series 2025	4.75%	02/15/55 (b)(d)	1,500,000	1,478,830
Rockwall Independent School District
GO Bonds Series 2023	4.00%	02/15/53 (b)(d)	2,000,000	1,745,344
San Jacinto Community College District
Refunding GO Bonds Series 2026	5.00%	02/15/35	1,500,000	1,667,591
Texas Department of Housing & Community Affairs
RB Series 2018A	4.75%	03/01/49 (b)	360,000	361,923
RB Series 2019A	4.75%	01/01/49 (b)	520,000	524,307
RB Series 2026A	4.15%	07/01/41 (b)	1,995,000	1,886,103
See financial notes
18
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Texas Municipal Gas Acquisition & Supply Corp. III
Refunding RB Series 2021	5.00%	12/15/31	1,250,000	1,308,152
Texas Municipal Gas Acquisition & Supply Corp. VI
RB Series 2025	5.00%	01/01/36 (b)	2,000,000	2,079,948
Texas Municipal Power Agency
Refunding RB Series 2021	3.00%	09/01/30 (b)	875,000	860,858
Texas State Affordable Housing Corp.
RB Series 2019A	4.25%	03/01/49 (b)	460,000	462,578
Texas State University System
Refunding RB Series 2026A	5.00%	03/15/40 (b)	1,000,000	1,068,510
Texas Water Development Board
State Revolving Fund RB Series 2025	4.50%	10/15/43 (b)	350,000	347,339
State Revolving Fund RB Series 2025	4.50%	10/15/45 (b)	500,000	491,136
State Revolving Fund RB Series 2025	4.75%	10/15/50 (b)	1,000,000	988,797
				87,202,105
UTAH 0.8%
Downtown Revitalization Public Infrastructure District
City of Salt Lake City Revitalization Sales Tax Revenue RB Series 2025A	5.00%	06/01/40 (b)	500,000	529,072
City of Salt Lake City Revitalization Sales Tax Revenue RB Series 2025A	5.25%	06/01/43 (b)	500,000	534,587
City of Salt Lake City Revitalization Sales Tax Revenue RB Series 2025B	5.00%	06/01/40 (b)	500,000	527,573
City of Salt Lake City Revitalization Sales Tax Revenue RB Series 2025B	5.25%	06/01/43 (b)	500,000	534,587
Utah Board of Higher Education
Salt Lake Community College Student Building Fee Revenue RB Series 2018	5.00%	03/01/27 (b)	360,000	361,759
Salt Lake Community College Student Building Fee Revenue RB Series 2018	5.00%	03/01/28 (b)	425,000	425,728
Utah Municipal Power Agency
Refunding RB Series 2026A	5.00%	07/01/29	800,000	847,829
Refunding RB Series 2026A	5.00%	07/01/30	1,000,000	1,075,087
				4,836,222
VERMONT 0.0%
Vermont Housing Finance Agency
RB Series 2018C	4.75%	11/01/48 (b)	134,000	134,323
WASHINGTON 2.4%
Central Puget Sound Regional Transit Authority
Sales Motor Vehicle & Rental Car Tax RB Series 2016S-1	5.00%	11/01/46	2,250,000	2,471,661
King County Public Hospital District No. 2
GO Bonds Series 2026	5.50%	12/01/50 (b)	1,000,000	1,046,471
King County School District No. 403 Renton
GO Bonds Series 2023	4.00%	12/01/41 (b)(d)	1,000,000	961,397
Refunding GO Bonds Series 2026	5.00%	12/01/27 (c)(d)	2,000,000	2,057,748
Port of Seattle
RB Series 2025B	5.00%	10/01/28	1,000,000	1,038,720
Refunding RB Series 2026A	5.00%	04/01/38 (b)	1,000,000	1,069,291
Refunding RB Series 2026A	5.00%	04/01/39 (b)	1,000,000	1,058,158
Refunding RB Series 2026A	5.00%	04/01/40 (b)	725,000	759,563
Skagit County Public Hospital District No. 1
RB Series 2024	5.50%	12/01/39 (b)	500,000	523,049
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
19

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State of Washington
GO Bonds Series 2025A	5.00%	08/01/39 (b)	1,000,000	1,079,071
Refunding GO Bonds Series 2025R-2026B	5.00%	07/01/39 (b)	1,720,000	1,867,052
Washington Health Care Facilities Authority
Overlake Hospital Medical Center Obligated Group Refunding RB Series 2014	5.00%	07/01/29 (b)	780,000	780,456
				14,712,637
WEST VIRGINIA 0.2%
West Virginia Hospital Finance Authority
Vandalia Health, Inc. Obligated Group RB Series 2023B	6.00%	09/01/48 (b)	1,000,000	1,060,390
WISCONSIN 1.3%
Public Finance Authority
RB Series 2025-VRS220	3.10%	02/15/55 (b)(d)(g)(h)	1,600,000	1,600,000
Racine Unified School District
Refunding GO Bonds Series 2024	4.00%	04/01/44 (b)	1,265,000	1,193,177
State of Wisconsin
Refunding GO Bonds Series 2026-1	5.00%	05/01/40 (b)	1,000,000	1,079,591
Wisconsin Center District
RB Series 2020D	3.20%	12/15/35 (b)(f)	2,900,000	1,977,956
Wisconsin Health & Educational Facilities Authority
Franciscan Sisters of Christian Charity Sponsored Ministries, Inc. Obligated Group RB Series 2017A	5.00%	09/01/31 (b)(i)	1,000,000	1,021,826
Franciscan Sisters of Christian Charity Sponsored Ministries, Inc. Obligated Group RB Series 2017A	5.00%	09/01/32 (b)(i)	1,025,000	1,047,372
				7,919,922
Total Municipal Securities (Cost $647,070,964)				642,907,811
Total Investments in Securities (Cost $647,070,964)				642,907,811

(a)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(d)	Credit-enhanced or liquidity-enhanced.
(e)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(f)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(g)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At the period end, the value of these amounted to $13,010,000 or 2.1% of net assets.

(h)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(i)	Refunded bond.

See financial notes
20
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

COP —	Certificate of participation
GO —	General obligation
RB —	Revenue bond
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$642,907,811	$—	$642,907,811
Total	$—	$642,907,811	$—	$642,907,811

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
21

Schwab Tax-Free Bond Fund
Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers (cost $647,070,964)		$642,907,811
Cash		6,685
Receivables:
Interest		6,486,928
Investments sold		4,567,874
Fund shares sold		293,534
Prepaid expenses	+	31,628
Total assets		654,294,460

Liabilities
Payables:
Investments bought - delayed-delivery		28,452,831
Fund shares redeemed		3,614,751
Distributions to shareholders		745,599
Investment adviser fees		96,701
Shareholder service fees		72,242
Accrued expenses	+	96,681
Total liabilities		33,078,805
Net assets		$621,215,655

Net Assets by Source
Capital received from investors		$666,979,203
Total distributable loss	+	(45,763,548)
Net assets		$621,215,655

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$621,215,655		58,007,788		$10.71

See financial notes
22
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Statement of Operations

For the period September 1, 2025 through August 31, 2026
Investment Income
Interest received from securities - unaffiliated issuers		$22,901,059

Expenses
Investment adviser and administrator fees		1,318,772
Shareholder service fees		871,962
Portfolio accounting fees		92,367
Registration fees		66,133
Professional fees		38,492
Independent trustees’ fees		11,020
Shareholder reports		6,311
Custodian fees		3,620
Transfer agent fees		1,549
Other expenses	+	4,531
Total expenses		2,414,757
Expense reduction	–	136,877
Net expenses	–	2,277,880
Net investment income		20,623,179

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(553,232)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	100,441
Net realized and unrealized losses		(452,791)
Increase in net assets resulting from operations		$20,170,388
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
23

Schwab Tax-Free Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/25-8/31/26		9/1/24-8/31/25
Net investment income		$20,623,179	$20,063,504
Net realized losses		(553,232)	(6,981,582)
Net change in unrealized appreciation (depreciation)	+	100,441	(12,565,919)
Increase in net assets resulting from operations		$20,170,388	$516,003

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($20,582,208 )	($20,045,944 )

TRANSACTIONS IN FUND SHARES
	9/1/25-8/31/26			9/1/24-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		25,264,816	$275,914,866	19,771,931	$214,308,683
Shares reinvested		1,066,652	11,642,751	994,641	10,774,942
Shares redeemed	+	(18,934,187)	(206,585,667)	(23,708,478)	(256,509,852)
Net transactions in fund shares		7,397,281	$80,971,950	(2,941,906)	($31,426,227 )

SHARES OUTSTANDING AND NET ASSETS
	9/1/25-8/31/26			9/1/24-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		50,610,507	$540,655,525	53,552,413	$591,611,693
Total increase (decrease)	+	7,397,281	80,560,130	(2,941,906)	(50,956,168)
End of period		58,007,788	$621,215,655	50,610,507	$540,655,525
See financial notes
24
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 8/31/26	9/1/24– 8/31/25	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22
Per-Share Data
Net asset value at beginning of period	$10.84	$11.17	$10.91	$11.01	$12.24
Income (loss) from investment operations:
Net investment income (loss)[1]	0.35	0.36	0.34	0.28	0.21
Net realized and unrealized gains (losses)	0.02 [2]	(0.34)	0.26	(0.10)	(1.17)
Total from investment operations	0.37	0.02	0.60	0.18	(0.96)
Less distributions:
Distributions from net investment income	(0.35)	(0.35)	(0.34)	(0.28)	(0.21)
Distributions from net realized gains	—	—	—	—	(0.06)
Total distributions	(0.35)	(0.35)	(0.34)	(0.28)	(0.27)
Net asset value at end of period	$10.86	$10.84	$11.17	$10.91	$11.01
Total return	3.41%	0.21%	5.55%	1.65%	(7.97%)
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.38%	0.38%	0.38%	0.38%	0.48%[3,4]
Total expenses	0.40%	0.41%	0.41%	0.41%	0.56%[4]
Net investment income (loss)	3.18%	3.24%	3.05%	2.55%	1.78%
Portfolio turnover rate	43%[5]	35%[5]	81%[6]	65%[6]	67%[6]
Net assets, end of period (x 1,000,000)	$596	$468	$439	$400	$420

[1]	Calculated based on the average shares outstanding during the period.
[2]
The per share amount does not accord with the change in aggregate gains and losses in securities on the Statement of Operations during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.

[3]	Effective July 1, 2022, the net operating expense limitation was lowered from 0.49% to 0.38%. The ratio presented for the year ended August 31, 2022, is a blended ratio.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes variable rate demand note transactions.
[6]
Starting with the period ended August 31, 2025, variable rate demand notes are excluded from the portfolio turnover rate. In applying a similar exclusion for the periods ended August 31, 2024, August 31, 2023, and August 31, 2022, portfolio turnover rates would have been 41%, 36%, and 35%, respectively.

See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
25

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2026

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the coupon rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 100.3% OF NET ASSETS
CALIFORNIA 98.4%
Acalanes Union High School District
Refunding GO Bonds Series 2026	3.94%	08/01/40 (a)(b)	2,000,000	1,086,021
Alameda Corridor Transportation Authority
RB Series 2024C	5.03%	10/01/53 (a)(b)	1,000,000	242,365
Refunding RB Series 2022A	5.40%	10/01/50 (a)(c)	3,000,000	1,737,549
Alameda County Fire Department
GO Bonds Series 2025	5.00%	06/01/44 (a)	625,000	673,036
GO Bonds Series 2025	5.00%	06/01/50 (a)	1,225,000	1,282,510
Alameda Unified School District-Alameda County
GO Bonds Series 2026C	5.00%	08/01/51 (a)	610,000	640,190
GO Bonds Series 2026C	5.00%	08/01/55 (a)	500,000	521,506
Alhambra Unified School District
GO Bonds Series 2023B	5.25%	08/01/48 (a)	1,000,000	1,052,124
Alum Rock Union Elementary School District
GO Bonds Series 2026B	5.00%	08/01/51 (a)	1,000,000	1,037,263
Alvord Unified School District
GO Bonds Series 2026B	5.00%	08/01/28	725,000	760,195
Anaheim Housing & Public Improvements Authority
Electric System Revenue Refunding RB Series 2025B	5.00%	10/01/32 (a)	500,000	539,817
Antelope Valley Community College District
GO Bonds Series 2025D	4.65%	08/01/44 (a)(b)	850,000	376,814
GO Bonds Series 2025D	4.71%	08/01/46 (a)(b)	1,000,000	398,694
Bay Area Toll Authority
RB Series 2024H	2.35%	04/01/59 (a)(d)(e)	2,400,000	2,400,000
RB Series 2026SSL-1	5.00%	04/01/42 (a)	1,000,000	1,083,331
RB Series 2026SSL-1	5.00%	04/01/43 (a)	1,500,000	1,619,119
Refunding RB Series 2023A	2.35%	04/01/55 (a)(d)(e)	2,385,000	2,385,000
Refunding RB Series 2026A	5.00%	04/01/61 (a)	4,000,000	4,450,484
Beverly Hills Unified School District
GO Bonds Series 2017	4.06%	08/01/34 (a)(b)	7,705,000	5,575,572
Bonita Unified School District
Refunding GO Bonds Series 2026	5.00%	08/01/31	600,000	663,168
Burbank-Glendale-Pasadena Airport Authority Brick Campaign
RB Series 2026B	5.25%	07/01/39 (a)	1,000,000	1,090,736
RB Series 2026B	4.63%	07/01/51 (a)	500,000	479,031
Cabrillo Unified School District
GO Bonds Series 2026B	5.00%	08/01/50 (a)	800,000	835,674
GO Bonds Series 2026B	5.00%	08/01/53 (a)	800,000	829,596
California Community Choice Financing Authority
RB Series 2022A-1	4.00%	05/01/53 (a)(f)	5,000,000	5,046,930
RB Series 2023B-1	5.00%	07/01/53 (a)	1,995,000	2,065,837
See financial notes
26
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2023C	5.25%	01/01/54 (a)(f)	3,750,000	3,935,894
RB Series 2023D	5.50%	05/01/54 (a)(f)	6,000,000	6,237,697
RB Series 2023E-1	5.00%	02/01/54 (a)	2,000,000	2,082,674
RB Series 2023F	5.50%	10/01/54 (a)(f)	4,465,000	4,792,569
RB Series 2023G	5.25%	11/01/54 (a)(f)	2,000,000	2,096,607
RB Series 2024A-1	5.00%	05/01/54 (a)(f)	1,000,000	1,047,940
RB Series 2024C	5.00%	08/01/55 (a)(f)	4,000,000	4,150,911
RB Series 2024E	5.00%	02/01/55 (a)(f)	2,000,000	2,096,173
RB Series 2025B	5.00%	03/01/56 (a)(f)	3,000,000	3,165,530
RB Series 2026A-1	5.00%	04/01/56 (a)	4,000,000	4,211,205
RB Series 2026B	5.00%	03/01/36 (a)	2,250,000	2,312,387
RB Series 2026D	5.00%	02/01/31 (a)	2,000,000	2,102,318
RB Series 2026E	5.00%	07/01/35 (a)	1,000,000	1,073,047
RB Series 2026F	5.00%	06/01/36 (a)	2,500,000	2,674,174
California County Tobacco Securitization Agency
Los Angeles County Securitization Corp. Refunding RB Series 2020A	4.00%	06/01/38 (a)	250,000	242,127
California Educational Facilities Authority
Leland Stanford Junior University RB Series 2025V-4	5.00%	03/01/55 (a)(f)	1,000,000	1,111,781
Leland Stanford Junior University RB Series 2025V-5	5.00%	03/01/55 (a)(f)	1,250,000	1,431,438
University of Redlands RB Series 2022A	5.00%	10/01/44 (a)	1,500,000	1,477,605
University of Southern California RB Series 2025A	5.00%	10/01/35	3,000,000	3,461,331
California Enterprise Development Authority
Sage Hill School Refunding RB Series 2024	5.00%	12/01/42 (a)	580,000	612,085
California Health Facilities Financing Authority
Adventist Health System/West Obligated Group RB Series 2024A	5.25%	12/01/40 (a)	500,000	526,438
CommonSpirit Health Obligated Group RB Series 2024A	5.00%	12/01/38 (a)	1,165,000	1,244,741
CommonSpirit Health Obligated Group RB Series 2024A	5.00%	12/01/41 (a)	1,250,000	1,319,855
CommonSpirit Health Obligated Group Refunding RB Series 2020A	4.00%	04/01/38 (a)	2,500,000	2,469,899
CommonSpirit Health Obligated Group Refunding RB Series 2020A	4.00%	04/01/45 (a)	2,750,000	2,521,076
Episcopal Communities & Services for Seniors Obligated Group RB Series 2024A	3.85%	11/15/27 (a)	1,300,000	1,300,459
Kaiser Foundation Hospitals RB Series 2017A-2	4.00%	11/01/44 (a)	1,620,000	1,521,806
Marshall Medical Center Refunding RB Series 2015	5.00%	11/01/28 (a)(d)	800,000	801,624
On Lok Senior Health Services Obligated Group Refunding RB Series 2020	5.00%	08/01/40 (a)	750,000	763,364
Sutter Health Obligated Group Refunding RB Series 2026A	5.00%	11/15/56 (a)	1,750,000	1,770,618
California Housing Finance Agency
RB Series 2021-2	3.75%	03/25/35	1,857,900	1,848,289
RB Series 2024A-1	4.25%	08/01/49 (a)	585,000	554,322
RB Series 2025B	4.35%	02/01/43 (a)	2,000,000	1,938,086
Century WLAVA 4 LP RB Series 2025	2.95%	06/01/46 (a)(f)	500,000	498,322
City & County of San Francisco RB Series 2020N	4.00%	04/01/40 (a)	565,000	560,718
California Infrastructure & Economic Development Bank
Academy of Motion Picture Arts & Sciences Obligated Group Refunding RB Series 2023A	4.00%	11/01/41 (a)	2,000,000	1,971,077
Academy of Sciences Refunding RB Series 2024A	3.25%	08/01/29 (a)	1,700,000	1,704,476
Broad RB Series 2025A	5.00%	06/01/33	2,000,000	2,274,606
Los Angeles County Museum of Natural History Foundation RB Series 2026	5.00%	07/01/56 (a)	1,750,000	1,790,962
Walt Disney Family Museum LLC Refunding RB Series 2016	5.00%	02/01/29 (a)	250,000	250,484
Walt Disney Family Museum LLC Refunding RB Series 2016	5.00%	02/01/30 (a)	330,000	330,607
California Municipal Finance Authority
BOLD Program Special Tax Series 2023B	5.75%	09/01/53 (a)	1,000,000	1,033,574
Caritas Corp. CMFA Mobile Home Park Financing RB Series 2023A	5.25%	08/15/53 (a)	900,000	911,627
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
27

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio Refunding RB Series 2024A	5.00%	08/15/35 (a)	655,000	705,066
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio Refunding RB Series 2024A	5.00%	08/15/37 (a)	365,000	387,491
Channing House Refunding RB Series 2017A	5.00%	05/15/27 (d)	350,000	356,247
Eisenhower Medical Center Refunding RB Series 2017B	5.00%	07/01/27	600,000	608,223
Eisenhower Medical Center Refunding RB Series 2017B	5.00%	07/01/30 (a)	1,150,000	1,162,246
EL Camino LP RB Series 2026	2.50%	03/01/46 (a)	550,000	540,685
HumanGood California Obligated Group Refunding RB Series 2019A	4.00%	10/01/29 (a)	655,000	655,290
HumanGood California Obligated Group Refunding RB Series 2019A	4.00%	10/01/30 (a)	750,000	750,262
HumanGood California Obligated Group Refunding RB Series 2019A	4.00%	10/01/31 (a)	500,000	500,139
HumanGood California Obligated Group Refunding RB Series 2025A	5.00%	10/01/41 (a)	1,600,000	1,629,412
HumanGood California Obligated Group Refunding RB Series 2025A	5.00%	10/01/42 (a)	2,000,000	2,031,686
Ignatian Corp. RB Series 2024A	5.00%	09/01/33	515,000	581,510
Ignatian Corp. RB Series 2024A	5.00%	09/01/37 (a)	1,500,000	1,636,122
Institute on Aging Refunding RB Series 2017	5.00%	08/15/29 (a)(d)	250,000	255,280
Institute on Aging Refunding RB Series 2017	5.00%	08/15/31 (a)(d)	575,000	585,082
Institute on Aging Refunding RB Series 2017	5.00%	08/15/32 (a)(d)	250,000	253,951
Institute on Aging Refunding RB Series 2017	5.00%	08/15/33 (a)(d)	250,000	253,724
Palomar Health Obligated Group Refunding COP Series 2022A	5.00%	11/01/27	100,000	101,549
Palomar Health Obligated Group Refunding COP Series 2022A	5.00%	11/01/28	115,000	118,233
Palomar Health Obligated Group Refunding COP Series 2022A	5.00%	11/01/29	125,000	129,207
Palomar Health Obligated Group Refunding COP Series 2022A	5.00%	11/01/30	100,000	103,531
Palomar Health Obligated Group Refunding COP Series 2022A	5.25%	11/01/52 (a)	2,000,000	1,963,978
PRG - Potrero Properties LLC RB Series 2026A	5.00%	09/01/46 (a)	805,000	836,060
PRS-California Obligated Group Refunding RB Series 2024A	5.00%	04/01/49 (a)	1,000,000	1,003,674
Republic Services, Inc. Refunding RB Series 2021A	2.95%	07/01/41 (a)(f)	1,500,000	1,499,583
Scripps College RB Series 2025	5.00%	07/01/30	300,000	322,413
Scripps College RB Series 2025	5.00%	07/01/31	465,000	504,989
Scripps College RB Series 2025	5.00%	07/01/32	500,000	547,672
Scripps College RB Series 2025	5.00%	07/01/50 (a)	750,000	762,876
System Management Group RB Series 2019A	5.00%	04/01/27	1,100,000	1,116,070
University of La Verne Refunding RB Series 2017A	5.00%	06/01/28 (a)	1,000,000	1,012,464
University of La Verne Refunding RB Series 2017A	5.00%	06/01/29 (a)	1,000,000	1,011,705
Waste Management, Inc. RB Series 2017A	3.45%	12/01/44 (a)	1,500,000	1,501,059
Waste Management, Inc. RB Series 2020A	2.85%	10/01/45 (a)(f)	2,000,000	2,000,000
Waste Management, Inc. RB Series 2022A	3.45%	10/01/41 (a)(f)	1,000,000	1,002,920
Waste Management, Inc. RB Series 2024A	2.85%	11/01/46 (a)(f)	2,000,000	2,000,000
California Pollution Control Financing Authority
Republic Services, Inc. Refunding RB Series 2023	3.00%	07/01/43 (a)	3,000,000	2,996,160
California Public Finance Authority
Henry Mayo Newhall Hospital Obligated Group Refunding RB Series 2017	5.00%	10/15/33 (a)	425,000	425,341
Henry Mayo Newhall Hospital Obligated Group Refunding RB Series 2017	5.00%	10/15/47 (a)	600,000	579,222
P3 Irvine SL Holdings LLC Obligated Group RB Series 2024A	6.50%	06/01/54 (a)	3,500,000	3,368,100
PIH Health, Inc. Obligated Group Refunding RB Series 2024A	5.00%	06/01/34	1,125,000	1,231,450
California School Finance Authority
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/27	240,000	243,785
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/28	255,000	262,274
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/29	265,000	275,408
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/30	280,000	293,349
Kipp SoCal Public Schools Obligated Group RB Series 2017A	5.00%	07/01/37 (a)	590,000	592,020
See financial notes
28
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
California State Public Works Board
RB Series 2025A	5.00%	04/01/40 (a)	1,000,000	1,078,889
RB Series 2026A	5.00%	09/01/32	2,000,000	2,215,799
Refunding RB Series 2024C	5.00%	09/01/35 (a)	1,000,000	1,115,008
California State University
Refunding RB Series 2015A	5.00%	11/01/37 (a)	30,000	30,043
Refunding RB Series 2016B-3	3.13%	11/01/51 (a)(f)	2,200,000	2,201,866
Refunding RB Series 2025A	5.00%	11/01/28	1,065,000	1,123,404
Refunding RB Series 2025A	5.00%	11/01/43 (a)	2,000,000	2,157,836
Refunding RB Series 2026A	5.00%	11/01/35	2,000,000	2,292,842
CP Series A2	2.41%	09/09/26 (d)	3,000,000	3,000,027
California Statewide Communities Development Authority
RB Series 2025A	5.00%	10/01/32 (g)	2,500,000	2,731,507
RB Series 2025B	5.00%	10/01/35 (g)	2,220,000	2,455,526
CHF-Irvine LLC Refunding RB Series 2016	5.00%	05/15/30 (a)	500,000	500,657
CHF-Irvine LLC Refunding RB Series 2016	5.00%	05/15/32 (a)	1,250,000	1,251,458
City of Salinas Measure X Sales Tax Revenue COP Series 2018B	5.00%	12/01/33 (a)	1,075,000	1,119,468
Community Facilities District No. 2021 Special Tax Series 2023	5.00%	09/01/53 (a)	1,800,000	1,778,392
Loma Linda University Medical Center Obligated Group RB Series 2018A	5.25%	12/01/43 (a)	2,500,000	2,517,053
Redlands Community Hospital Obligated Group Refunding RB Series 2016	5.00%	10/01/30 (a)	800,000	800,994
USC Obligated Group RB Series 2018	5.00%	01/01/31 (a)	1,700,000	1,748,677
USC Obligated Group RB Series 2018	5.00%	01/01/33 (a)	1,355,000	1,390,373
Viamonte Senior Living 1, Inc. RB Series 2018A	5.00%	07/01/29 (a)(d)	300,000	312,692
Viamonte Senior Living 1, Inc. RB Series 2018A	5.00%	07/01/30 (a)(d)	235,000	244,534
Viamonte Senior Living 1, Inc. RB Series 2018A	5.00%	07/01/32 (a)(d)	900,000	935,006
Viamonte Senior Living 1, Inc. RB Series 2018A	4.00%	07/01/35 (a)(d)	275,000	276,224
Viamonte Senior Living 1, Inc. RB Series 2018A	4.00%	07/01/36 (a)(d)	425,000	426,098
Cambria Community Healthcare District
GO Bonds Series 2025A	5.00%	08/01/50 (a)	1,000,000	1,029,909
Central Valley Energy Authority
RB Series 2025	5.00%	12/01/55 (a)(f)	1,000,000	1,056,009
RB Series 2026	5.00%	08/01/34 (a)	3,000,000	3,127,572
Cerritos Community College District
GO Bonds Series 2026B	5.00%	08/01/46 (a)	1,175,000	1,260,790
GO Bonds Series 2026B	5.00%	08/01/56 (a)	1,000,000	1,050,935
Chaffey Joint Union High School District
GO Bonds Series 2023G	4.41%	08/01/38 (a)(b)	500,000	300,796
GO Bonds Series 2023G	4.57%	08/01/41 (a)(b)	1,500,000	763,406
GO Bonds Series 2023G	4.60%	08/01/42 (a)(b)	1,000,000	485,857
Chico Unified School District
GO Bonds Series 2021C	4.00%	08/01/44 (a)	1,325,000	1,276,091
Chino Valley Unified School District
GO Bonds Series 2024D	4.27%	08/01/40 (a)(b)	655,000	354,222
City & County of San Francisco
GO Bonds Series 2021E-1	4.00%	06/15/40 (a)	1,960,000	1,922,591
City of Clovis Sewer Revenue
Refunding RB Series 2015	5.25%	08/01/30 (a)	1,060,000	1,062,120
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
29

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
City of Irvine
Community Facilities District No. 2013-3 Area No. 1 Refunding Special Tax Series 2024	4.82%	09/01/50 (a)(b)	1,170,000	363,263
Community Facilities District No. 2013-3 Area No. 1 Refunding Special Tax Series 2024	4.83%	09/01/51 (a)(b)	750,000	220,705
Community Facilities District No. 2013-3 Improvement Area No. 1 Special Tax Series 2025	5.00%	09/01/50 (a)	1,000,000	1,048,077
City of Long Beach Airport System Revenue
RB Series 2022C	5.25%	06/01/47 (a)	1,000,000	1,027,694
City of Los Angeles Department of Airports
RB Series 2018A	5.00%	05/15/27	795,000	807,337
RB Series 2018A	5.00%	05/15/33 (a)	1,225,000	1,255,451
RB Series 2019F	5.00%	05/15/36 (a)	850,000	876,622
RB Series 2020C	5.00%	05/15/27	1,290,000	1,310,019
RB Series 2022A	5.00%	05/15/36 (a)	2,160,000	2,278,191
Refunding RB Series 2018B	5.00%	05/15/32 (a)	1,000,000	1,026,198
Refunding RB Series 2018D	5.00%	05/15/27	1,060,000	1,076,450
Refunding RB Series 2021D	4.00%	05/15/38 (a)	1,795,000	1,751,163
Refunding RB Series 2022C	5.00%	05/15/27	1,000,000	1,015,519
Refunding RB Series 2025A	5.25%	05/15/40 (a)	2,000,000	2,140,649
Refunding RB Series 2025A	5.25%	05/15/50 (a)	2,500,000	2,559,659
Refunding RB Series 2026A	5.00%	05/15/29 (h)	1,000,000	1,050,614
City of Los Angeles Wastewater System Revenue
Refunding RB Series 2025A	5.00%	06/01/31	2,690,000	2,969,899
Refunding RB Series 2025A	5.00%	06/01/34	1,655,000	1,894,647
Refunding RB Series 2025C	5.00%	06/01/31	1,000,000	1,103,112
City of Palo Alto
COP Series 2021	2.00%	11/01/38 (a)	400,000	301,880
City of San Francisco Public Utilities Commission Water Revenue
Refunding RB Series 2025F	5.00%	11/01/36	1,500,000	1,723,729
City of Santa Clara
GO Bonds Series 2026B	5.00%	08/01/27	500,000	512,887
City of Susanville Natural Gas Revenue
Refunding RB Series 2019	4.00%	06/01/28 (a)	615,000	628,482
Refunding RB Series 2019	4.00%	06/01/30 (a)	680,000	695,985
City of Vernon Electric System Revenue
RB Series 2021A	5.00%	10/01/26	1,000,000	1,001,611
City of Victorville Electric Revenue
Refunding RB Series 2022A	5.00%	05/01/30	500,000	537,418
Colton Joint Unified School District
GO Bonds Series 2025A	5.00%	08/01/43 (a)	650,000	693,983
Compton Unified School District
Refunding GO Bonds Series 2016F	5.50%	06/01/31 (a)	750,000	752,066
Corona Utility Authority Water Reclamation Revenue
Refunding RB Series 2025	5.00%	09/01/50 (a)	1,000,000	1,037,512
Refunding RB Series 2025	5.00%	09/01/55 (a)	1,500,000	1,544,020
Corona Utility Authority Water Revenue
RB Series 2025	5.00%	09/01/50 (a)	1,000,000	1,036,013
Corona-Norco Unified School District
GO Bonds Series 2002D	3.85%	09/01/27 (b)	2,400,000	2,338,308
Refunding GO Bonds Series 2026	5.00%	08/01/33	1,100,000	1,251,295
See financial notes
30
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2026	5.00%	08/01/34	1,425,000	1,632,195
Refunding GO Bonds Series 2026	5.00%	08/01/35	1,750,000	2,011,789
County of Los Angeles
Revenue Notes Series 2026A	5.00%	06/30/27	2,750,000	2,808,619
County of Riverside
Revenue Notes Series 2026	5.00%	06/30/27	2,000,000	2,044,815
County of Sacramento Airport System Revenue
RB Series 2025A	5.00%	07/01/31	750,000	805,775
RB Series 2025A	5.00%	07/01/33	1,250,000	1,355,717
Refunding RB Series 2026B	5.00%	07/01/41 (a)	500,000	545,014
County of San Diego
Sanford Burnham Prebys Medical Discovery Institute Refunding RB Series 2015A	5.00%	11/01/26 (a)	1,000,000	1,000,726
Cupertino Union School District
Refunding GO Bonds Series 2026B	5.00%	08/01/39	1,500,000	1,684,092
Desert Sands Unified School District
GO Bonds Series 2025	4.00%	08/01/41 (a)	435,000	426,890
GO Bonds Series 2025	4.00%	08/01/50 (a)	2,000,000	1,840,949
Dinuba Unified School District
COP Series 2023	5.50%	06/01/38 (a)	750,000	750,881
Downey Unified School District
GO Bonds Series 2026B	4.00%	08/01/51 (a)	875,000	789,307
GO Bonds Series 2026B	4.00%	08/01/57 (a)	1,400,000	1,236,596
East Bay Municipal Utility District Wastewater System Revenue
Refunding RB Series 2026B	5.00%	06/01/38 (a)	1,000,000	1,135,167
Refunding RB Series 2026B	5.00%	06/01/39 (a)	1,490,000	1,669,765
East Bay Municipal Utility District Water System Revenue
RB Series 2025A	5.00%	06/01/45 (a)	1,250,000	1,343,376
RB Series 2026A	5.00%	06/01/56 (a)	1,000,000	1,046,170
El Camino Community College District Foundation
Refunding GO Bonds Series 2026	5.00%	08/01/27	1,570,000	1,609,740
El Rancho Unified School District
GO Bonds Series 2025	2.95%	08/01/28 (b)	880,000	831,833
Elk Grove Finance Authority
Community Facilities District No. 2005-1 Laguna Ridge Special Tax Series 2025	5.00%	09/01/37 (a)	550,000	609,186
Community Facilities District No. 2005-1 Laguna Ridge Special Tax Series 2025	5.00%	09/01/40 (a)	1,100,000	1,184,415
Community Facilities District No. 2005-1 Laguna Ridge Special Tax Series 2025	5.00%	09/01/43 (a)	435,000	463,402
Community Facilities District No. 2005-1 Laguna Ridge Special Tax Series 2025	5.00%	09/01/47 (a)	1,000,000	1,043,170
Community Facilities District No. 2005-1 Laguna Ridge Special Tax Series 2025	5.00%	09/01/51 (a)	1,000,000	1,023,358
Escondido Union High School District
GO Bonds Series 2009A	2.87%	08/01/28 (b)	1,825,000	1,727,717
Fontana Public Facilities Financing Authority
City of Fontana Refunding RB Series 2025A	5.00%	11/01/44 (a)	500,000	533,389
City of Fontana Refunding RB Series 2025A	5.00%	11/01/45 (a)	450,000	478,523
Foothill-Eastern Transportation Corridor Agency
Refunding RB Series 2014A	6.85%	01/15/42 (a)(c)	1,000,000	1,157,199
Fresno Joint Powers Financing Authority
City of Fresno RB Series 2025A	5.25%	04/01/50 (a)	1,500,000	1,566,147
City of Fresno Refunding RB Series 2017A	5.00%	04/01/28 (a)	1,415,000	1,435,896
Goleta Water District
Refunding RB Series 2023A	5.00%	09/01/29	400,000	430,531
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
31

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Greenfield Redevelopment Agency
Refunding Tax Allocation Series 2016	5.00%	02/01/29 (a)	730,000	730,958
Grossmont Union High School District
Refunding GO Bonds Series 2026B	5.00%	08/01/27	300,000	307,456
Refunding GO Bonds Series 2026B	5.00%	08/01/28	300,000	314,621
Refunding GO Bonds Series 2026B	5.00%	08/01/36	420,000	482,910
Refunding GO Bonds Series 2026B	5.00%	08/01/38 (a)	600,000	675,255
Hacienda La Puente Unified School District
GO Bonds Series 2023A	4.00%	08/01/43 (a)	1,100,000	1,066,502
Hastings Campus Housing Finance Authority
RB Series 2020A	5.00%	07/01/45 (a)	2,790,000	2,686,528
Hayward Unified School District
GO Bonds Series 2025B	5.00%	08/01/44 (a)	200,000	212,497
GO Bonds Series 2025B	5.00%	08/01/47 (a)	1,000,000	1,044,039
Imperial Irrigation District Electric System Revenue
Refunding RB Series 2025	5.00%	11/01/44 (a)	600,000	641,486
Imperial Unified School District
GO Bonds Series 2017A	5.25%	08/01/43 (a)(i)	1,430,000	1,468,235
Independent Cities Finance Authority
Millennium Housing of California Refunding RB Series 2019	5.00%	05/15/48 (a)	2,000,000	1,999,949
Indian Wells Redevelopment Successor Agency
Refunding Tax Allocation Series 2015A	5.00%	09/01/27 (a)	1,250,000	1,252,574
Inglewood Joint Powers Authority
City of Inglewood RB Series 2025	5.25%	08/01/50 (a)	1,500,000	1,575,216
Kern County Water Agency Improvement District No. 4
Refunding RB Series 2016A	5.00%	05/01/30 (a)	1,500,000	1,503,217
Kern High School District
GO Bonds Series 2017A	3.00%	08/01/29 (a)	1,000,000	1,000,346
Lancaster Redevelopment Successor Agency
Refunding Tax Allocation Series 2017	5.00%	08/01/29 (a)	820,000	821,593
Livermore Valley Joint Unified School District
GO Bonds Series 2019	4.00%	08/01/32 (a)	335,000	335,027
Refunding GO Bonds Series 2026	5.00%	08/01/32	850,000	946,754
Refunding GO Bonds Series 2026	5.00%	08/01/34	2,150,000	2,428,565
Long Beach Unified School District
GO Bonds Series 2026D	4.00%	08/01/53 (a)	900,000	831,186
Los Alamitos Unified School District
Refunding GO Bonds Series 2016	3.00%	08/01/36 (a)	2,605,000	2,386,074
Los Angeles Community College District
Refunding GO Bonds Series 2026	5.00%	08/01/40	1,000,000	1,130,169
Refunding GO Bonds Series 2026	5.00%	08/01/41	1,000,000	1,128,473
Refunding GO Bonds Series 2026	5.00%	08/01/42	1,000,000	1,128,632
Los Angeles County Metropolitan Transportation Authority
I-105 ExpressLanes Project Toll Revenue RB Series 2026A	5.50%	06/01/51 (a)(h)	750,000	792,878
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
RB Series 2026B	5.00%	07/01/41 (a)	1,000,000	1,095,244
RB Series 2026B	5.00%	07/01/43 (a)	2,500,000	2,710,420
Measure R RB Series 2026B	5.00%	06/01/37 (a)	2,555,000	2,854,249
See financial notes
32
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Los Angeles County Public Works Financing Authority
County of Los Angeles RB Series 2025J	5.00%	12/01/38 (a)	2,000,000	2,219,002
County of Los Angeles RB Series 2025J	5.00%	12/01/42 (a)	600,000	646,609
County of Los Angeles Refunding RB Series 2024H	5.00%	12/01/30	1,500,000	1,641,595
County of Los Angeles Refunding RB Series 2024H	5.00%	12/01/33	3,550,000	4,043,315
County of Los Angeles Refunding RB Series 2026K	5.00%	12/01/38 (a)	250,000	279,831
County of Los Angeles Refunding RB Series 2026K	5.00%	12/01/41 (a)	375,000	410,591
Flood Control District RB Series 2026A	5.00%	03/01/51 (a)	1,000,000	1,041,534
Los Angeles County Sanitation Districts Financing Authority
RB Series 2026A	5.00%	10/01/56 (a)(h)	1,000,000	1,035,094
Los Angeles Department of Water & Power
Power System Revenue RB Series 2021C	5.00%	07/01/38 (a)	745,000	777,337
Power System Revenue RB Series 2026A	5.00%	07/01/41 (a)	1,350,000	1,416,769
Power System Revenue Refunding RB Series 2024B	5.00%	07/01/36 (a)	1,365,000	1,474,938
Power System Revenue Refunding RB Series 2025A	5.00%	07/01/28 (a)	750,000	771,720
Power System Revenue Refunding RB Series 2025A	5.00%	07/01/43 (a)	100,000	103,830
Power System Revenue Refunding RB Series 2025B	5.00%	07/01/32	3,500,000	3,825,908
Power System Revenue Refunding RB Series 2025B	5.00%	07/01/34	1,000,000	1,102,012
Power System Revenue Refunding RB Series 2025C	5.00%	07/01/35	1,350,000	1,487,663
Power System Revenue Refunding RB Series 2026B	5.00%	07/01/44 (a)	1,000,000	1,034,829
Los Angeles Department of Water & Power Water System Revenue
RB Series 2024A	5.00%	07/01/39 (a)	2,000,000	2,113,188
Refunding RB Series 2025A	5.00%	01/01/30 (a)	2,000,000	2,112,379
Refunding RB Series 2025B	5.00%	07/01/32	900,000	983,805
Refunding RB Series 2025C	5.00%	07/01/29	1,270,000	1,346,997
Refunding RB Series 2025C	5.00%	07/01/33	1,640,000	1,807,940
Refunding RB Series 2025C	5.00%	07/01/42 (a)	1,250,000	1,318,676
Los Angeles Unified School District
GO Bonds Series 2020C	5.00%	07/01/27	1,640,000	1,674,735
GO Bonds Series 2024QRR	5.00%	07/01/35 (a)	725,000	813,055
GO Bonds Series 2024QRR	5.00%	07/01/44 (a)	1,505,000	1,588,048
GO Bonds Series 2024QRR	4.00%	07/01/49 (a)	275,000	251,981
GO Bonds Series 2026QRR	5.00%	07/01/47 (a)	1,000,000	1,047,543
GO Bonds Series 2026QRR	5.00%	07/01/48 (a)	1,000,000	1,042,503
GO Bonds Series 2026QRR	5.00%	07/01/50 (a)	1,000,000	1,033,946
Refunding GO Bonds Series 2016B	3.00%	07/01/32 (a)	1,115,000	1,077,720
Los Osos Community Services Waste Water Assessment District No. 1
Refunding Special Assessment Series 2019	5.00%	09/02/26	740,000	740,041
Merced City School District
GO Bonds Series 2025	5.00%	08/01/50 (a)	1,000,000	1,028,304
Mesa Water District
COP Series 2020	4.00%	03/15/40 (a)	250,000	251,404
Modesto Irrigation District
Refunding RB Series 2026	5.00%	10/01/37	200,000	226,958
Refunding RB Series 2026	5.00%	10/01/38	150,000	170,203
Refunding RB Series 2026	5.00%	10/01/39	200,000	225,206
Refunding RB Series 2026	5.00%	10/01/40	175,000	195,436
Moreno Valley Unified School District
GO Bonds Series 2025A	5.25%	08/01/44 (a)	1,115,000	1,213,632
GO Bonds Series 2025A	5.25%	08/01/45 (a)	1,300,000	1,410,621
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
33

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Mount Diablo Unified School District
GO Bonds Series 2025C	5.00%	08/01/38 (a)	1,000,000	1,113,015
Mountain View School District School Facilities Improvement District No. 2
GO Bonds Series 2024	3.95%	07/01/29 (a)(b)	1,250,000	1,125,813
Mt San Antonio Community College District
GO Bonds Series 2021E	4.27%	08/01/46 (a)(b)	1,430,000	523,336
Municipal Improvement Corp. of Los Angeles
City of Los Angeles RB Series 2025A	5.00%	05/01/36 (a)	750,000	836,922
City of Los Angeles Refunding RB Series 2026B	5.00%	11/01/28	3,000,000	3,147,629
Napa Valley Unified School District
GO Bonds Series 2026B	5.00%	08/01/43 (a)	250,000	270,205
GO Bonds Series 2026B	5.00%	08/01/44 (a)	350,000	376,115
Northern California Energy Authority
Refunding RB Series 2024	5.00%	12/01/54 (a)(f)	3,000,000	3,122,432
Northern California Transmission Agency
Refunding RB Series 2026A	5.00%	05/01/30	4,000,000	4,332,726
Oakland Unified School District/Alameda County
GO Bonds Series 2019A	5.00%	08/01/31 (a)	500,000	509,751
GO Bonds Series 2023A	5.00%	08/01/38 (a)	1,150,000	1,236,662
GO Bonds Series 2026A	5.00%	08/01/30	1,000,000	1,084,381
GO Bonds Series 2026A	5.00%	08/01/31	1,075,000	1,183,491
Refunding GO Bonds Series 2026A	5.00%	08/01/28	1,000,000	1,046,434
Oakley Redevelopment Agency
Refunding Tax Allocation Series 2018	5.00%	09/01/30 (a)	500,000	522,113
Refunding Tax Allocation Series 2018	5.00%	09/01/31 (a)	660,000	687,314
Refunding Tax Allocation Series 2018	5.00%	09/01/33 (a)	725,000	753,590
Ohlone Community College District
Refunding GO Bonds Series 2026	5.00%	08/01/40 (a)	1,500,000	1,658,278
Refunding GO Bonds Series 2026	5.00%	08/01/41 (a)	1,000,000	1,098,449
Ojai Unified School District
GO Bonds Series 2023B	5.50%	08/01/53 (a)	1,750,000	1,833,768
Orange County Local Transportation Authority Sales Tax Revenue
Refunding RB Series 2025	5.00%	02/15/41 (a)	1,000,000	1,086,796
Oxnard Financing Authority
City of Oxnard Refunding RB Series 2018	5.00%	06/01/35 (a)	770,000	791,395
Oxnard Union High School District
GO Bonds Series 2022C	3.50%	08/01/45 (a)	1,250,000	1,071,004
Pacific Grove Unified School District
GO Bonds Series 2026A	5.00%	08/01/51 (a)	1,500,000	1,566,870
Pacifica School District
GO Bonds Series 2026	5.00%	08/01/51 (a)	665,000	688,167
Pajaro Valley Unified School District
GO Bonds Series 2025A	5.00%	08/01/45 (a)	350,000	373,034
GO Bonds Series 2025A	5.00%	08/01/49 (a)	1,000,000	1,044,849
Pasadena Public Financing Authority
City of Pasadena Refunding RB Series 2024	4.54%	06/01/45 (a)(b)	1,000,000	417,694
City of Pasadena Refunding RB Series 2024	4.65%	06/01/48 (a)(b)	500,000	177,325
Pasadena Unified School District
Refunding GO Bonds Series 2026	5.00%	08/01/32	1,500,000	1,681,136
See financial notes
34
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Peralta Community College District
GO Bonds Series 2026D-1	4.50%	08/01/51 (a)(h)	1,250,000	1,222,661
Perris Elementary School District
GO Bonds Series 2023	4.00%	08/01/46 (a)	1,460,000	1,378,666
Pico Rivera Public Financing Authority
City of Pico Rivera Refunding RB Series 2016	5.25%	09/01/33 (a)	800,000	801,176
Pismo Beach Public Financing Agency
City of Pismo Beach RB Series 2024A	4.00%	12/01/49 (a)	750,000	693,553
Pittsburg Unified School District
Refunding GO Bonds Series 2026	5.00%	08/01/39 (a)	1,815,000	1,995,313
Pleasant Valley School District/Ventura County
Refunding GO Bonds Series 2002A	5.85%	08/01/31	1,145,000	1,212,040
Port of Los Angeles
Refunding RB Series 2024A-1	5.00%	08/01/31	1,000,000	1,081,801
Refunding RB Series 2024A-1	5.00%	08/01/32	1,750,000	1,909,405
Port of Oakland
RB Series 2021H	5.00%	05/01/28 (i)	15,000	15,579
Refunding RB Series 2021H	5.00%	05/01/28	1,235,000	1,276,155
Ravenswood City School District
GO Bonds Series 2023	4.50%	08/01/48 (a)	1,250,000	1,243,397
GO Bonds Series 2023	5.25%	08/01/53 (a)	2,000,000	2,098,017
GO Bonds Series 2025B	5.02%	08/01/48 (a)(b)	1,000,000	347,686
Redondo Beach Unified School District
Refunding GO Bonds Series 2026	5.00%	08/01/28	550,000	578,287
Refunding GO Bonds Series 2026	5.00%	08/01/31	600,000	665,794
Redwood City Public Facilities & Infrastructure Authority
City of Redwood City RB Series 2021	3.00%	06/01/51 (a)	1,790,000	1,283,554
Rialto Unified School District
COP Series 2024	5.00%	09/01/30	350,000	380,838
COP Series 2024	5.00%	09/01/31	325,000	358,841
COP Series 2024	5.00%	09/01/32	450,000	503,268
Riverside Community College District
GO Bonds Series 2025A	4.00%	08/01/41 (a)	700,000	700,023
GO Bonds Series 2025A	4.00%	08/01/42 (a)	600,000	595,321
GO Bonds Series 2025A	4.00%	08/01/43 (a)	815,000	801,773
Riverside County Transportation Commission
Refunding RB Series 2021B-1	4.00%	06/01/40 (a)	4,000,000	3,946,394
Sacramento Area Flood Control Agency
Consolidated Capital Assessment District No. 2 Refunding Special Assessment Series 2026	5.00%	10/01/32	1,000,000	1,121,267
Sacramento City Unified School District
GO Bonds Series 2025C	5.00%	08/01/40 (a)	1,000,000	1,041,812
GO Bonds Series 2025C	5.00%	08/01/41 (a)	1,000,000	1,036,870
GO Bonds Series 2025C	5.00%	08/01/42 (a)	1,000,000	1,033,909
GO Bonds Series 2025C	5.00%	08/01/43 (a)	1,000,000	1,031,884
Sacramento Municipal Utility District
RB Series 2026P	5.00%	09/15/32	1,000,000	1,127,158
San Diego County Regional Airport Authority
RB Series 2017B	5.00%	07/01/29 (a)	1,980,000	2,013,266
RB Series 2017B	5.00%	07/01/31 (a)	1,000,000	1,015,049
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
35

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2021B	4.00%	07/01/56 (a)	1,000,000	837,451
RB Series 2023B	5.00%	07/01/33	2,245,000	2,451,928
San Diego Public Facilities Financing Authority
City of San Diego Refunding RB Series 2025A	5.25%	10/15/55 (a)	2,000,000	2,099,181
City of San Diego Sewer Utility Revenue RB Series 2024A	5.00%	05/15/44 (a)	650,000	689,722
City of San Diego Sewer Utility Revenue Refunding RB Series 2026A	5.00%	05/15/29	1,845,000	1,973,196
City of San Diego Water Utility Revenue Refunding RB Series 2026A	5.00%	08/01/51 (a)	450,000	473,382
San Diego Unified School District
GO Bonds Series 2010C	3.55%	07/01/33 (b)	110,000	88,593
GO Bonds Series 2025C-3	5.00%	07/01/47 (a)	1,000,000	1,058,224
GO Bonds Series 2025I-3	4.13%	07/01/50 (a)	250,000	237,464
GO Bonds Series 2025P-2	5.00%	07/01/42 (a)	500,000	542,421
Refunding GO Bonds Series 2025ZR-6A	5.00%	07/01/43	500,000	558,572
Refunding GO Bonds Series 2026SR-6	5.00%	07/01/33	2,000,000	2,272,870
Refunding GO Bonds Series 2026ZR-7	5.00%	07/01/44	1,000,000	1,113,377
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2025E-1	5.00%	08/01/40 (a)	1,000,000	1,098,926
San Francisco City & County Airport Commission-San Francisco International Airport
RB Series 2019E	5.00%	05/01/39 (a)	2,450,000	2,507,221
Refunding RB Series 2018-2ND	5.00%	05/01/27	1,200,000	1,217,377
Refunding RB Series 2020A	5.00%	05/01/37 (a)	3,500,000	3,628,039
Refunding RB Series 2022A	5.00%	05/01/30	800,000	851,822
Refunding RB Series 2022A	5.00%	05/01/31	1,690,000	1,819,660
Refunding RB Series 2023C	5.00%	05/01/33	5,000,000	5,448,503
Refunding RB Series 2026A	5.25%	05/01/40 (a)	3,000,000	3,255,802
San Francisco City & County Public Utilities Commission Wastewater Revenue
Refunding RB Series 2026B	5.00%	10/01/29	1,200,000	1,289,225
San Francisco City & County Redevelopment Successor Agency
Refunding Tax Allocation Series 2014C	5.00%	08/01/28 (a)	305,000	305,491
Refunding Tax Allocation Series 2014C	5.00%	08/01/29 (a)	430,000	430,631
Mission Bay South Redevelopment Area Tax Increment Financing District Refunding Tax Allocation Series 2025B	5.00%	08/01/35	1,600,000	1,798,172
Mission Bay South Redevelopment Area Tax Increment Financing District Refunding Tax Allocation Series 2025B	5.00%	08/01/36 (a)	1,350,000	1,506,878
San Francisco Community Facilities District No. 6 Refunding Special Tax Series 2023	5.25%	08/01/39 (a)	875,000	953,766
San Francisco Community Facilities District No. 6 Refunding Special Tax Series 2023	5.25%	08/01/40 (a)	1,000,000	1,082,527
San Francisco Community College District
GO Bonds Series 2024B	5.25%	06/15/49 (a)	1,500,000	1,576,505
Refunding GO Bonds Series 2025	5.00%	06/15/30	1,170,000	1,273,755
Refunding GO Bonds Series 2025	5.00%	06/15/31	1,200,000	1,325,602
San Francisco Unified School District
GO Bonds Series 2026B	5.00%	06/15/28 (h)	1,000,000	1,043,642
San Joaquin Delta Community College District
GO Bonds Series 2026B	5.00%	08/01/51 (a)	500,000	521,474
San Juan Unified School District
GO Bonds Series 2026	4.00%	08/01/45 (a)	3,300,000	3,168,295
Refunding GO Bonds Series 2026	5.00%	08/01/31	400,000	443,278
See financial notes
36
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
San Luis Coastal Unified School District
Refunding GO Bonds Series 2026	5.00%	08/01/30	1,000,000	1,089,821
Refunding GO Bonds Series 2026	5.00%	08/01/32	1,000,000	1,120,178
Santa Ana Unified School District
GO Bonds Series 2009B	3.61%	08/01/38 (b)	750,000	465,159
Santa Clara Unified School District
Refunding GO Bonds Series 2026	4.00%	08/01/41 (a)	2,000,000	2,011,310
Santa Clarita Community College District
Refunding GO Bonds Series 2026-1	5.00%	08/01/42 (a)	1,425,000	1,553,239
Refunding GO Bonds Series 2026-1	5.00%	08/01/48 (a)	500,000	528,493
Sierra View Local Health Care District
Refunding RB Series 2020	5.00%	07/01/27	630,000	639,415
Refunding RB Series 2020	5.00%	07/01/30	645,000	675,986
Sonoma County Water Agency
Refunding RB Series 2026A	4.00%	07/01/44 (a)	1,000,000	960,773
South San Francisco Unified School District
GO Bonds Series 2023	4.00%	09/01/48 (a)	250,000	238,094
Southern California Public Power Authority
RB Series 2026A	5.00%	11/01/33 (a)	2,000,000	2,105,139
Los Angeles Department of Water & Power Power System Revenue RB Series 2025-1	5.25%	07/01/42 (a)	500,000	534,696
Los Angeles Department of Water & Power Power System Revenue RB Series 2025-1	5.25%	07/01/43 (a)	500,000	530,269
Los Angeles Department of Water & Power Power System Revenue RB Series 2026-1	5.00%	07/01/30	1,000,000	1,074,711
Los Angeles Department of Water & Power Power System Revenue Refunding RB Series 2023-1	5.00%	07/01/27	2,500,000	2,549,819
Los Angeles Department of Water & Power Power System Revenue Refunding RB Series 2023-1	5.00%	07/01/28	1,000,000	1,042,667
Southern California Water Replenishment District
RB Series 2026	4.00%	08/01/51 (a)	2,000,000	1,882,797
Stanislaus Union School District
GO Bonds Series 2025A	4.50%	08/01/54 (a)	500,000	479,638
State of California
GO Bonds Series 2020	4.00%	03/01/36 (a)(i)	30,000	31,359
GO Bonds Series 2024	5.00%	08/01/31	1,000,000	1,095,144
GO Bonds Series 2024	5.25%	08/01/44 (a)	1,420,000	1,525,694
GO Bonds Series 2025	5.00%	03/01/29	1,815,000	1,917,618
GO Bonds Series 2025	5.00%	08/01/33	1,500,000	1,677,295
GO Bonds Series 2025	5.00%	03/01/42 (a)	400,000	427,490
GO Bonds Series 2025	5.00%	08/01/44 (a)	1,500,000	1,593,330
Refunding GO Bonds Series 2007	5.25%	08/01/32	3,250,000	3,602,288
Refunding GO Bonds Series 2013	5.00%	10/01/26 (a)	5,000	5,010
Refunding GO Bonds Series 2016	5.00%	09/01/29 (a)	1,290,000	1,292,013
Refunding GO Bonds Series 2017	3.50%	08/01/27	1,500,000	1,513,030
Refunding GO Bonds Series 2019	5.00%	04/01/30	1,930,000	2,075,393
Refunding GO Bonds Series 2021	5.00%	10/01/28	2,120,000	2,222,224
Refunding GO Bonds Series 2024	5.00%	08/01/35 (a)	2,500,000	2,792,215
Refunding GO Bonds Series 2025	5.00%	08/01/28	2,000,000	2,090,953
Refunding GO Bonds Series 2025	3.25%	08/01/31	2,000,000	2,029,200
Refunding GO Bonds Series 2025	5.00%	03/01/45 (a)	500,000	528,329
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
37

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2026	5.00%	08/01/28	2,500,000	2,613,367
Refunding GO Bonds Series 2026	5.00%	08/01/32 (h)	600,000	665,141
Refunding GO Bonds Series 2026	5.00%	10/01/32	2,000,000	2,221,272
Refunding GO Bonds Series 2026	5.00%	08/01/33 (h)	650,000	726,771
Refunding GO Bonds Series 2026	5.00%	08/01/37 (h)	500,000	566,573
Refunding GO Bonds Series 2026	5.00%	08/01/38 (a)(h)	500,000	552,967
Sunnyvale Financing Authority
Solid Waste Revenue RB Series 2025	5.00%	11/01/44 (a)	850,000	909,443
Tahoe-Truckee Sanitation Agency Financing Authority
RB Series 2026	4.00%	07/01/43 (a)	950,000	933,487
Temescal Valley Water District Public Financing Authority
Refunding Special Tax Series 2024	5.00%	09/01/33	550,000	613,295
Refunding Special Tax Series 2024	5.00%	09/01/34	475,000	533,573
Tender Option Bond Trust Receipts/Certificates
RB Series 2025-XF3497	2.95%	05/01/48 (a)(d)(g)(j)	1,000,000	1,000,000
RB Series 2025-XF8015	2.95%	11/01/43 (a)(d)(g)(j)	600,000	600,000
RB Series 2025-XL0642	2.95%	05/01/55 (a)(d)(g)(j)	2,400,000	2,400,000
RB Series 2025-XL0698	2.95%	05/01/32 (a)(d)(g)(j)	2,955,000	2,955,000
RB Series 2026-XF8146	2.95%	05/01/33 (a)(d)(g)(j)	3,700,000	3,700,000
RB Series 2026-XM1373	2.75%	07/01/30 (a)(d)(g)(j)	1,310,000	1,310,000
Twin Rivers Unified School District
GO Bonds Series 2025B	4.50%	08/01/49 (a)	2,000,000	1,979,265
University of California
RB Series 2025CA	5.00%	05/15/38 (a)	2,000,000	2,195,541
RB Series 2025CD	5.00%	05/15/30	5,000,000	5,400,874
RB Series 2025CD	5.00%	05/15/35	5,000,000	5,648,985
RB Series 2025CD	5.25%	05/15/40	765,000	867,414
Refunding RB Series 2013AL-2	2.35%	05/15/48 (a)(e)	1,780,000	1,780,000
Refunding RB Series 2021Q	3.00%	05/15/51 (a)	930,000	664,726
Refunding RB Series 2024BW	5.00%	05/15/40 (a)	1,000,000	1,072,327
Refunding RB Series 2026CE	5.00%	11/15/40 (a)	2,000,000	2,174,179
Refunding RB Series 2026CF	5.00%	11/15/35	2,000,000	2,262,360
University of California College of the Law San Francisco
RB Series 2017	5.00%	04/01/32 (a)(i)	1,100,000	1,115,299
RB Series 2017	5.00%	04/01/34 (a)(i)	1,115,000	1,130,508
Val Verde Unified School District
GO Bonds Series 2026D	5.00%	08/01/36	350,000	401,784
Vallejo City Unified School District
GO Bonds Series 2025	4.00%	08/01/42 (a)	1,000,000	975,367
West Contra Costa Unified School District
Refunding GO Bonds Series 2025A	5.00%	08/01/37 (a)	450,000	503,517
Refunding GO Bonds Series 2025A	5.00%	08/01/38 (a)	400,000	443,590
West Hills Community College District
Refunding GO Bonds Series 2016B	5.00%	08/01/30 (a)	595,000	595,843
Refunding GO Bonds Series 2016B	5.00%	08/01/31 (a)	635,000	635,869
West Valley-Mission Community College District
GO Bonds Series 2026C	4.00%	08/01/50 (a)	250,000	236,846
				586,878,417
See financial notes
38
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GUAM 1.3%
Guam Government Waterworks Authority
Water & Wastewater System RB Series 2025A	5.25%	07/01/40 (a)	645,000	675,287
Water & Wastewater System RB Series 2025A	5.25%	07/01/41 (a)	585,000	606,485
Water & Wastewater System RB Series 2025A	5.25%	07/01/50 (a)	250,000	252,059
Water & Wastewater System Refunding RB Series 2024A	5.00%	07/01/41 (a)	600,000	610,250
Guam Power Authority
Refunding RB Series 2022A	5.00%	10/01/32	2,000,000	2,125,028
Refunding RB Series 2022A	5.00%	10/01/39 (a)	1,190,000	1,222,501
Refunding RB Series 2024A	5.00%	10/01/36 (a)	400,000	424,432
Refunding RB Series 2024A	5.00%	10/01/37 (a)	650,000	682,071
Territory of Guam
Refunding RB Series 2025G	5.00%	01/01/28	500,000	511,746
Refunding RB Series 2025G	5.00%	01/01/34	500,000	539,970
				7,649,829
PUERTO RICO 0.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
RB Series 2018A-1	4.75%	07/01/53 (a)	2,500,000	2,365,709
RB Series 2018A-1	5.00%	07/01/58 (a)	1,500,000	1,455,727
				3,821,436
Total Municipal Securities (Cost $603,136,593)				598,349,682
Total Investments in Securities (Cost $603,136,593)				598,349,682

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(c)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(d)	Credit-enhanced or liquidity-enhanced.
(e)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(f)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(g)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At the period end, the value of these amounted to $17,152,033 or 2.9% of net assets.

(h)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(i)	Refunded bond.
(j)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

COP —	Certificate of participation
CP —	Commercial paper
GO —	General obligation
RB —	Revenue bond
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
VRDN —	Variable rate demand note
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
39

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$598,349,682	$—	$598,349,682
Total	$—	$598,349,682	$—	$598,349,682

[1]	As categorized in the Portfolio Holdings.
See financial notes
40
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers (cost $603,136,593)		$598,349,682
Cash		6,550
Receivables:
Investments sold		8,479,067
Interest		6,174,227
Fund shares sold		646,466
Prepaid expenses	+	21,643
Total assets		613,677,635

Liabilities
Payables:
Investments bought - delayed-delivery		7,668,722
Fund shares redeemed		6,008,390
Investments bought		2,612,050
Distributions to shareholders		685,726
Investment adviser fees		90,305
Shareholder service fees		68,920
Accrued expenses	+	92,530
Total liabilities		17,226,643
Net assets		$596,450,992

Net Assets by Source
Capital received from investors		$627,846,359
Total distributable loss	+	(31,395,367)
Net assets		$596,450,992

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$596,450,992		54,928,774		$10.86

See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
41

Schwab California Tax-Free Bond Fund
Statement of Operations

For the period September 1, 2025 through August 31, 2026
Investment Income
Interest received from securities - unaffiliated issuers		$19,820,232

Expenses
Investment adviser and administrator fees		1,223,188
Shareholder service fees		804,636
Portfolio accounting fees		90,468
Professional fees		46,340
Registration fees		28,684
Independent trustees’ fees		10,909
Custodian fees		5,733
Shareholder reports		5,326
Transfer agent fees		1,192
Other expenses	+	4,374
Total expenses		2,220,850
Expense reduction	–	108,071
Net expenses	–	2,112,779
Net investment income		17,707,453

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(1,549,646)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(930,309)
Net realized and unrealized losses		(2,479,955)
Increase in net assets resulting from operations		$15,227,498
See financial notes
42
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/25-8/31/26		9/1/24-8/31/25
Net investment income		$17,707,453	$14,603,468
Net realized losses		(1,549,646)	(4,252,900)
Net change in unrealized appreciation (depreciation)	+	(930,309)	(9,245,253)
Increase in net assets resulting from operations		$15,227,498	$1,105,315

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($17,646,599 )	($14,559,021 )

TRANSACTIONS IN FUND SHARES
	9/1/25-8/31/26			9/1/24-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		27,993,350	$310,486,003	17,218,792	$188,388,507
Shares reinvested		886,554	9,807,149	737,724	8,094,529
Shares redeemed	+	(17,150,384)	(189,669,864)	(14,086,604)	(154,031,307)
Net transactions in fund shares		11,729,520	$130,623,288	3,869,912	$42,451,729

SHARES OUTSTANDING AND NET ASSETS
	9/1/25-8/31/26			9/1/24-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		43,199,254	$468,246,805	39,329,342	$439,248,782
Total increase	+	11,729,520	128,204,187	3,869,912	28,998,023
End of period		54,928,774	$596,450,992	43,199,254	$468,246,805
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
43

Schwab Opportunistic Municipal Bond Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 8/31/26	9/1/24– 8/31/25	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22
Per-Share Data
Net asset value at beginning of period	$8.55	$9.09	$8.81	$9.20	$10.64
Income (loss) from investment operations:
Net investment income (loss)[1]	0.32	0.34 [2]	0.32	0.56 [2]	0.27
Net realized and unrealized gains (losses)	0.11	(0.52)	0.32	(0.37)	(1.43)
Total from investment operations	0.43	(0.18)	0.64	0.19	(1.16)
Less distributions:
Distributions from net investment income	(0.32)	(0.36)[2]	(0.36)	(0.58)[2]	(0.28)
Net asset value at end of period	$8.66	$8.55	$9.09	$8.81	$9.20
Total return	5.02%	(1.98%)	7.39%	2.14%	(11.10%)
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%[3]
Total expenses	0.54%	0.59%	0.60%	0.68%	0.55%[3]
Net investment income (loss)	3.65%	3.81%[2]	3.56%	6.28%[2]	2.63%
Portfolio turnover rate	44%[4]	39%[4]	181%[5]	157%[5]	126%[5]
Net assets, end of period (x 1,000,000)	$96	$73	$68	$41	$49

[1]	Calculated based on the average shares outstanding during the period.
[2]
Includes a payment of past due interest income received from defaulted securities. At August 31, 2025, the per share effect on net investment income and distributions from net investment income was $0.01 and ($0.04), respectively. At August 31, 2023, the per share effect on net investment income and distributions from net investment income was $0.27 and ($0.27), respectively. The effect on net investment income to average net assets at August 31, 2025, and August 31, 2023, was 0.13% and 2.77%, respectively.

[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes variable rate demand note transactions.
[5]
Starting with the period ended August 31, 2025, variable rate demand notes are excluded from the portfolio turnover rate. In applying a similar exclusion for the periods ended August 31, 2024, August 31, 2023, and August 31, 2022, portfolio turnover rates would have been 67%, 82%, and 57%, respectively.

See financial notes
44
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2026

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the coupon rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 100.6% OF NET ASSETS
ALABAMA 4.4%
Black Belt Energy Gas District
RB Series 2023C	5.50%	10/01/54 (a)(b)	250,000	265,848
RB Series 2024D	5.00%	03/01/55 (a)(b)	250,000	260,389
RB Series 2026A	5.00%	12/01/34 (b)	250,000	259,596
RB Series 2026E	5.00%	07/01/31 (b)	250,000	259,862
RB Series 2026F	5.00%	12/01/33 (b)	250,000	261,528
RB Series 2026F	5.00%	12/01/35 (b)	250,000	260,509
RB Series 2026I	5.00%	10/01/33 (b)	300,000	314,857
RB Series 2026J	5.00%	11/01/36 (b)	500,000	517,091
Refunding RB Series 2022D-1	4.00%	07/01/52 (b)	500,000	503,190
Refunding RB Series 2026H-1	5.00%	01/01/34 (b)	250,000	259,736
Energy Southeast A Cooperative District
RB Series 2023B-1	5.75%	04/01/54 (a)(b)	250,000	269,777
RB Series 2024B	5.25%	07/01/54 (a)(b)	250,000	262,195
Southeast Energy Authority A Cooperative District
RB Series 2024C	5.00%	10/01/55 (a)(b)	250,000	260,778
RB Series 2025H	5.00%	11/01/35 (b)	250,000	258,186
				4,213,542
ARIZONA 0.7%
La Paz County Industrial Development Authority
Harmony Public Schools RB Series 2018A	5.00%	02/15/38 (b)	400,000	401,790
Salt River Project Agricultural Improvement & Power District
RB Series 2025C	5.00%	01/01/51 (b)	250,000	255,809
				657,599
CALIFORNIA 9.2%
Antelope Valley Community College District
GO Bonds Series 2025D	4.62%	08/01/43 (b)(c)	700,000	326,816
Burbank-Glendale-Pasadena Airport Authority Brick Campaign
RB Series 2026B	5.50%	07/01/55 (b)	250,000	261,216
California Community Choice Financing Authority
RB Series 2023C	5.25%	01/01/54 (a)(b)	250,000	262,393
RB Series 2024A-1	5.00%	05/01/54 (a)(b)	250,000	261,985
RB Series 2025C	5.00%	12/01/55 (a)(b)	250,000	259,218
California Health Facilities Financing Authority
Sutter Health Obligated Group Refunding RB Series 2026A	5.00%	11/15/56 (b)	250,000	252,945
California Municipal Finance Authority
HumanGood California Obligated Group Refunding RB Series 2025A	5.00%	10/01/41 (b)	210,000	213,860
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
45

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
California Public Finance Authority
Henry Mayo Newhall Hospital Obligated Group Refunding RB Series 2021A	4.00%	10/15/28	350,000	353,889
P3 Irvine SL Holdings LLC Obligated Group RB Series 2024A	6.20%	06/01/44 (b)	250,000	244,927
California School Finance Authority
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/43 (b)	175,000	168,734
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/44 (b)	185,000	177,455
Chaffey Joint Union High School District
GO Bonds Series 2024H	4.46%	08/01/49 (b)(c)	500,000	167,359
City of Los Angeles Department of Airports
Refunding RB Series 2026C	5.00%	05/15/41 (b)(d)	250,000	271,417
City of Palo Alto
COP Series 2021	2.00%	11/01/38 (b)	250,000	188,675
City of San Francisco Public Utilities Commission Water Revenue
RB Series 2025D	5.00%	11/01/51 (b)	250,000	261,029
Fresno Joint Powers Financing Authority
City of Fresno RB Series 2025A	5.25%	04/01/55 (b)	250,000	258,838
Hawthorne Public Financing Authority
City of Hawthorne RB Series 2024	5.00%	11/01/49 (b)	250,000	258,685
Los Angeles County Metropolitan Transportation Authority
I-105 ExpressLanes Project Toll Revenue RB Series 2026A	5.25%	06/01/56 (b)(d)	250,000	256,474
Los Angeles County Public Works Financing Authority
County of Los Angeles RB Series 2025J	5.00%	12/01/44 (b)	250,000	267,215
Los Angeles Department of Water & Power
Power System Revenue RB Series 2026A	5.00%	07/01/48 (b)	500,000	510,512
Power System Revenue Refunding RB Series 2026B	5.00%	07/01/49 (b)	250,000	254,533
Los Angeles Department of Water & Power Water System Revenue
RB Series 2024A	5.00%	07/01/39 (b)	155,000	163,772
Refunding RB Series 2025C	5.00%	07/01/49 (b)	250,000	255,422
Oakland Unified School District/Alameda County
Refunding GO Bonds Series 2026A	5.00%	08/01/30	500,000	542,191
Pomona Unified School District
GO Bonds Series 2025A	5.00%	08/01/55 (b)	250,000	257,263
San Diego County Regional Airport Authority
RB Series 2021B	4.00%	07/01/46 (b)	250,000	224,992
San Diego Public Facilities Financing Authority
City of San Diego Water Utility Revenue Refunding RB Series 2026A	5.00%	08/01/56 (b)	400,000	415,799
San Francisco City & County Airport Commission-San Francisco International Airport
Refunding RB Series 2026A	5.25%	05/01/45 (b)	250,000	264,742
Southern California Public Power Authority
City of Anaheim Electric System Revenue RB Series 2024A	5.00%	04/01/55 (a)(b)	250,000	259,683
State of California
GO Bonds Series 2022	3.00%	04/01/52 (b)	330,000	242,598
GO Bonds Series 2026	5.00%	10/01/48 (b)	250,000	262,855
Refunding GO Bonds Series 2025	5.00%	08/01/45 (b)	250,000	264,729
Refunding GO Bonds Series 2026	5.00%	08/01/46 (b)(d)	250,000	265,106
				8,897,327
COLORADO 1.9%
City & County of Denver Airport System Revenue
RB Series 2022A	4.13%	11/15/53 (b)	500,000	432,482
See financial notes
46
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Colorado Educational & Cultural Facilities Authority
Loveland Classical Schools RB Series 2023	5.00%	07/01/53 (b)(e)	375,000	356,788
Colorado Health Facilities Authority
AdventHealth Obligated Group Refunding RB Series 2026C	5.00%	11/15/33 (b)	250,000	274,511
CommonSpirit Health Obligated Group Refunding RB Series 2019A-1	5.00%	08/01/28	215,000	222,976
CommonSpirit Health Obligated Group Refunding RB Series 2019A-1	4.00%	08/01/44 (b)	200,000	180,825
E-470 Public Highway Authority
Refunding RB Series 2026A-2	3.94%	09/01/38 (b)(c)	250,000	145,652
Refunding RB Series 2026A-2	4.04%	09/01/39 (b)(c)	360,000	196,072
				1,809,306
CONNECTICUT 1.4%
Aquarion Water Authority
Water System Revenue RB Series 2026A	5.25%	08/01/44 (b)	250,000	268,521
Connecticut State Health & Educational Facilities Authority
Hartford Sustainable Energy Partners LLC RB Series 2026A	5.25%	08/01/51 (b)	250,000	257,279
Quinnipiac University Refunding RB Series 2026P	5.00%	07/01/45 (b)	250,000	260,164
Yale University RB Series 2025B-3	5.00%	07/01/64 (a)(b)	250,000	281,115
State of Connecticut Special Tax Revenue
Refunding RB Series 2025A	5.00%	07/01/44 (b)	250,000	264,955
				1,332,034
DISTRICT OF COLUMBIA 1.1%
District of Columbia Income Tax Revenue
RB Series 2026A	5.00%	06/01/51 (b)	250,000	256,998
Metropolitan Washington Airports Authority Aviation Revenue
Refunding RB Series 2024A	5.00%	10/01/44 (b)	250,000	253,753
Refunding RB Series 2025A	5.00%	10/01/50 (b)	500,000	499,370
				1,010,121
FLORIDA 6.9%
Alachua County Health Facilities Authority
Shands Teaching Hospital & Clinics Obligated Group RB Series 2019A	3.00%	12/01/46 (b)	250,000	177,795
City of Cape Coral Water & Sewer Revenue
RB Series 2025	5.25%	10/01/55 (b)	250,000	255,824
Utility Improvement Assessment North 1 East Area Special Assessment Series 2026	4.05%	03/01/39 (b)	250,000	237,894
City of Hialeah Utility System
Refunding RB Series 2022	5.00%	10/01/31	200,000	213,525
City of Tampa
RB Series 2021C	2.00%	10/01/40 (b)	250,000	174,449
County of Broward Port Facilities Revenue
RB Series 2025	5.00%	09/01/39 (b)	250,000	260,468
County of Miami-Dade Aviation Revenue
Refunding RB Series 2026A	5.00%	10/01/37 (b)	250,000	266,499
County of Miami-Dade Seaport Department
RB Series 2026A	5.25%	10/01/52 (b)(d)	250,000	254,898
Refunding RB Series 2023A	5.00%	10/01/26	210,000	210,328
County of Miami-Dade Water & Sewer System Revenue
Refunding RB Series 2025B	4.00%	10/01/42 (b)	250,000	236,593
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
47

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Florida Development Finance Corp.
Florida Health Sciences Center, Inc. Obligated Group RB Series 2026A	5.00%	08/01/39 (b)	250,000	265,708
Greater Orlando Aviation Authority
RB Series 2024	5.00%	10/01/30	250,000	265,604
Hillsborough County Industrial Development Authority
BayCare Obligated Group Refunding RB Series 2024C	5.50%	11/15/54 (b)	250,000	261,621
Jacksonville Aviation Authority
RB Series 2026	5.50%	10/01/50 (b)	250,000	260,020
JEA Electric System Revenue
Refunding RB Series 2024A	5.00%	10/01/38 (b)	250,000	269,638
Lee County Industrial Development Authority
Lee Health System, Inc. Obligated Group RB Series 2026A-3	5.00%	04/01/65 (b)	250,000	270,861
Shell Point Obligated Group RB Series 2024A	5.25%	11/15/44 (b)	275,000	283,115
Shell Point Obligated Group RB Series 2024B-1	4.75%	11/15/29 (b)	600,000	600,916
Miami Beach Health Facilities Authority
Mount Sinai Medical Center of Florida Obligated Group Refunding RB Series 2026A	5.00%	11/15/43 (b)	250,000	257,241
Miami Beach Redevelopment Agency
Center/Historic Convention Village Redevelopment & Revitalization Tax Allocation Series 2025	5.00%	02/01/43 (b)	250,000	258,950
Miami-Dade County Educational Facilities Authority
University of Miami RB Series 2026	5.00%	04/01/45 (b)	250,000	257,619
Palm Beach County Health Facilities Authority
Baptist Health South Florida Obligated Group RB Series 2019	3.00%	08/15/44 (b)	150,000	111,559
Village Community Development District No. 15
Phase I Special Assessment Series 2023	5.00%	05/01/43 (b)	245,000	246,179
Phase I Special Assessment Series 2024	4.20%	05/01/39 (b)	250,000	239,506
Phase I Special Assessment Series 2024	4.80%	05/01/55 (b)	245,000	227,227
Village Community Development District No. 16
Special Assessment Series 2025	4.88%	05/01/45 (b)	250,000	245,737
				6,609,774
GEORGIA 2.2%
Brookhaven Development Authority
Children’s Healthcare of Atlanta Obligated Group RB Series 2019A	3.00%	07/01/46 (b)	300,000	228,659
City of Atlanta Department of Aviation
RB Series 2026B-1	5.00%	07/01/32	250,000	270,241
Columbia County Hospital Authority
WellStar Health System Obligated Group RB Series 2023A	5.13%	04/01/53 (b)	250,000	252,470
Main Street Energy, Inc.
RB Series 2025D	5.00%	12/01/33 (b)	750,000	785,536
Main Street Natural Gas, Inc.
RB Series 2023D	5.00%	05/01/54 (a)(b)	250,000	259,798
Metropolitan Atlanta Rapid Transit Authority
Refunding RB Series 2025B	5.00%	07/01/36	250,000	282,436
				2,079,140
See financial notes
48
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
IDAHO 0.6%
Idaho Housing & Finance Association
White Pine Charter School, Inc. RB Series 2023A	5.25%	05/01/38 (b)(e)	300,000	308,953
White Pine Charter School, Inc. RB Series 2023A	5.50%	05/01/43 (b)(e)	230,000	234,390
				543,343
ILLINOIS 8.4%
Chicago Board of Education
GO Bonds Series 2023A	5.50%	12/01/31	450,000	473,056
Chicago O’Hare International Airport
RB Series 2022A	5.25%	01/01/53 (b)	300,000	302,030
RB Series 2025A	5.00%	01/01/37 (b)	250,000	266,369
RB Series 2026A	5.25%	01/01/56 (b)	250,000	255,811
Refunding RB Series 2025C	5.25%	01/01/54 (b)	250,000	256,734
Chicago Park District
Refunding GO Bonds Series 2023C	5.00%	01/01/38 (b)	200,000	209,990
Chicago Transit Authority Sales Tax Receipts Fund
RB Series 2026A	5.00%	12/01/46 (b)	250,000	257,149
RB Series 2026A	5.25%	12/01/51 (b)	200,000	205,157
RB Series 2026A	5.50%	12/01/59 (b)	200,000	207,447
Refunding RB Series 2020A	5.00%	12/01/55 (b)	250,000	250,211
City of Chicago
GO Bonds Series 2019A	5.50%	01/01/49 (b)	75,000	73,165
GO Bonds Series 2024A	5.00%	01/01/41 (b)	295,000	283,581
City of Chicago Waterworks Revenue
RB Series 2026A	5.25%	11/01/61 (b)	250,000	255,430
Refunding RB Series 2023B	5.00%	11/01/35 (b)	250,000	266,335
County of Cook Sales Tax Revenue
Refunding RB Series 2026	5.25%	11/15/46 (b)	150,000	157,628
Refunding RB Series 2026	5.25%	11/15/47 (b)	150,000	156,743
Illinois Finance Authority
State of Illinois Water Revolving Fund - Clean Water Program RB Series 2025A	5.00%	07/01/45 (b)	250,000	262,350
Illinois Housing Development Authority
Refunding RB Series 2026A	4.25%	10/01/41 (b)	250,000	240,757
Illinois State Toll Highway Authority
RB Series 2025A	5.00%	01/01/46 (b)	250,000	258,719
Refunding RB Series 2024A	5.00%	01/01/36 (b)	250,000	273,985
Metropolitan Pier & Exposition Authority
State of Illinois McCormick Place Expansion Project Fund Refunding RB Series 2010	4.77%	06/15/43 (c)	405,000	184,025
State of Illinois McCormick Place Expansion Project Fund Refunding RB Series 2022A	4.20%	06/15/41 (b)(c)	500,000	243,356
Metropolitan Water Reclamation District of Greater Chicago
Refunding GO Bonds Series 2026C	5.00%	12/01/45 (b)(d)	250,000	261,382
State of Illinois
GO Bonds Series 2016	4.00%	06/01/35 (b)	250,000	249,224
GO Bonds Series 2022A	5.50%	03/01/47 (b)	320,000	330,874
GO Bonds Series 2023B	5.25%	05/01/39 (b)	250,000	262,226
GO Bonds Series 2024B	5.00%	10/01/27	415,000	424,771
GO Bonds Series 2024B	5.25%	05/01/49 (b)	200,000	203,094
GO Bonds Series 2025F	5.25%	09/01/46 (b)	250,000	256,462
GO Bonds Series 2026C	5.50%	04/01/51 (b)	500,000	520,554
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
49

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
University of Illinois Auxiliary Facilities System
Refunding RB Series 2024A	5.25%	04/01/44 (b)	250,000	263,315
				8,111,930
INDIANA 0.7%
Carmel Local Public Improvement Bond Bank
Refunding RB Series 2026	5.00%	01/15/34	250,000	276,273
City of Whiting
BP Products North America, Inc. RB Series 2008	4.20%	06/01/44 (a)(b)	150,000	150,083
Indiana Finance Authority
Parkview Health System, Inc. Refunding RB Series 2026A	5.00%	11/01/49 (b)	250,000	251,822
				678,178
KENTUCKY 2.2%
Kenton County School District Finance Corp.
RB Series 2021	2.00%	12/01/27 (e)	330,000	323,457
Kentucky Bond Development Corp.
PRG Wildcats LLC RB Series 2026A	5.00%	10/31/58 (b)	250,000	243,684
Kentucky Municipal Power Agency
Refunding RB Series 2026B	4.00%	09/01/40 (b)	250,000	230,705
Kentucky State Property & Building Commission
RB Series 2026A	4.00%	03/01/44 (b)(e)	250,000	229,372
RB Series 2026A	4.13%	03/01/45 (b)(e)	250,000	232,770
Louisville & Jefferson County Metropolitan Sewer District
RB Series 2017A	3.25%	05/15/46 (b)	200,000	157,416
Louisville/Jefferson County Metropolitan Government
Norton Healthcare Obligated Group Refunding RB Series 2026A	5.00%	10/01/36	250,000	271,151
Norton Healthcare Obligated Group Refunding RB Series 2026A	5.00%	10/01/39 (b)	250,000	263,968
Northern Kentucky University
RB Series 2019A	3.00%	09/01/40 (b)(e)	240,000	191,312
				2,143,835
LOUISIANA 1.4%
City of New Orleans
Refunding GO Bonds Series 2022	5.00%	12/01/36 (b)	250,000	257,869
Louisiana Housing Corp.
RB Series 2023C	5.75%	12/01/53 (b)	185,000	198,318
Louisiana Public Facilities Authority
Ochsner Clinic Foundation Obligated Group Refunding RB Series 2020A	3.00%	05/15/47 (b)	215,000	154,274
Parish of St. John the Baptist
Marathon Oil Corp. Refunding RB Series 2017D	3.00%	06/01/37 (b)	500,000	496,415
State of Louisiana Gasoline & Fuels Tax Revenue
RB Series 2025B	5.00%	05/01/35	250,000	279,820
				1,386,696
MAINE 0.8%
Maine Health & Higher Educational Facilities Authority
MaineHealth Obligated Group RB Series 2023B	5.25%	07/01/48 (b)	250,000	257,585
See financial notes
50
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Maine State Housing Authority
RB Series 2026A	4.65%	11/15/46 (b)	250,000	245,471
Refunding RB Series 2025D	4.85%	11/15/45 (b)	250,000	250,790
				753,846
MARYLAND 1.4%
Maryland Department of Housing & Community Development
RB Series 2024B	4.80%	07/01/59 (b)	250,000	235,765
Maryland Economic Development Corp.
Ports America Chesapeake LLC Refunding RB Series 2017A	5.00%	06/01/35 (b)	250,000	255,235
Maryland Health & Higher Educational Facilities Authority
Adventist Healthcare Obligated Group Refunding RB Series 2026	5.00%	01/01/40 (b)(d)	250,000	258,345
Frederick Health, Inc. Obligated Group Refunding RB Series 2023	5.00%	07/01/39 (b)	350,000	358,566
MedStar Health Obligated Group Refunding RB Series 2026A	5.00%	08/15/39 (b)	250,000	265,774
				1,373,685
MASSACHUSETTS 2.2%
City of Quincy
GO Bonds Series 2021	2.00%	01/15/39 (b)	200,000	146,649
Commonwealth of Massachusetts Transportation Fund Revenue
RB Series 2025A	5.00%	06/01/52 (b)	250,000	255,879
Massachusetts Bay Transportation Authority Sales Tax Revenue
RB Series 2025B	5.25%	07/01/55 (b)	500,000	518,996
Massachusetts Development Finance Agency
Boston Medical Center Corp. Obligated Group Refunding RB Series 2023G	5.25%	07/01/52 (b)	285,000	276,800
Smith College Refunding RB Series 2025	4.00%	07/01/45 (b)	250,000	232,754
Suffolk University Refunding RB Series 2025	6.00%	07/01/50 (b)	250,000	259,539
Massachusetts Housing Finance Agency
Refunding RB Series 2017A	4.45%	12/01/42 (b)	500,000	464,818
				2,155,435
MICHIGAN 3.4%
Anchor Bay School District
GO Bonds Series 2025II	5.00%	11/01/44 (b)(e)	250,000	261,163
Great Lakes Water Authority Water Supply System Revenue
Refunding RB Series 2026B	5.00%	07/01/42 (b)	250,000	263,344
Lansing Board of Water & Light
Refunding RB Series 2024A	5.00%	07/01/49 (b)	250,000	254,714
Michigan Finance Authority
Detroit Public Lighting Authority Utility Users Tax Revenue Refunding RB Series 2025A	5.00%	07/01/43 (b)	500,000	519,271
Michigan State Hospital Finance Authority
Michigan Finance Authority Refunding RB Series 2026A-2	5.25%	11/15/53 (b)	250,000	255,829
Saginaw City School District
GO Bonds Series 2021	4.00%	05/01/50 (b)(e)	225,000	199,753
Southfield Public Schools
GO Bonds Series 2025	5.00%	05/01/36 (b)(e)	220,000	241,576
State of Michigan
Refunding RB Series 2016	5.00%	03/15/27	350,000	354,786
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
51

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State of Michigan Trunk Line Revenue
RB Series 2023	5.50%	11/15/49 (b)	250,000	264,036
Troy School District
Refunding GO Bonds Series 2026	5.00%	05/01/55 (b)(e)	250,000	254,044
Utica Community Schools
GO Bonds Series 2026	5.00%	05/01/40 (b)(e)	250,000	266,591
Waverly Community Schools
GO Bonds Series 2022I	3.00%	11/01/47 (b)(e)	200,000	144,806
				3,279,913
MINNESOTA 1.8%
City of Minneapolis/St. Paul Housing & Redevelopment Authority
Children’s Health Care Obligated Group RB Series 2025	5.00%	08/15/31	250,000	271,992
Hopkins Independent School District No. 270
GO Bonds Series 2019A	3.00%	02/01/34 (b)(e)	140,000	132,203
Minneapolis-St. Paul Metropolitan Airports Commission
RB Series 2024A	4.00%	01/01/54 (b)	290,000	253,822
RB Series 2024B	5.00%	01/01/30	250,000	266,083
Minnesota Agricultural & Economic Development Board
Fairview Health Services Obligated Group Refunding RB Series 2026A	5.00%	11/15/44 (b)	300,000	306,289
Minnesota Municipal Gas Agency
RB Series 2026A	5.00%	09/01/35 (b)	250,000	256,944
Wayzata Independent School District No. 284
GO Bonds Series 2019A	2.25%	02/01/35 (b)(e)	300,000	255,322
				1,742,655
MISSOURI 1.2%
City of St. Louis Airport Revenue
RB Series 2024A	5.25%	07/01/49 (b)	250,000	258,472
Health & Educational Facilities Authority of the State of Missouri
Lutheran Senior Services Obligated Group Refunding RB Series 2024A	5.25%	02/01/48 (b)	295,000	296,521
SSM Health Care Obligated Group RB Series 2026A	5.00%	06/01/36 (b)(d)	250,000	274,544
Kansas City Industrial Development Authority
City Airport Revenue RB Series 2020A	5.00%	03/01/32 (b)	345,000	362,682
				1,192,219
NEBRASKA 0.4%
Nebraska Public Power District
Refunding RB Series 2026A	5.00%	01/01/48 (b)	100,000	102,988
Omaha Public Power District
RB Series 2026A	5.00%	02/01/51 (b)	250,000	256,047
				359,035
NEVADA 0.5%
County of Clark Department of Aviation
Refunding RB Series 2021B	5.00%	07/01/27	235,000	239,096
Reno-Tahoe Airport Authority
RB Series 2026A	5.25%	07/01/47 (b)(d)	250,000	256,679
				495,775
See financial notes
52
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
NEW HAMPSHIRE 1.3%
New Hampshire Business Finance Authority
Novant Health Obligated Group RB Series 2025A	5.00%	06/01/55 (b)	250,000	245,299
Waste Management, Inc. Refunding RB Series 2018A	3.25%	10/01/33 (a)(b)	750,000	750,192
New Hampshire Health & Education Facilities Authority Act
Dartmouth Health Obligated Group Refunding RB Series 2025	5.50%	08/01/50 (b)	250,000	262,279
				1,257,770
NEW JERSEY 2.5%
New Jersey Economic Development Authority
State of New Jersey RB Series 2017B	5.00%	06/15/30 (b)	240,000	252,286
New Jersey Health Care Facilities Financing Authority
RWJ Barnabas Health Obligated Group Refunding RB Series 2026A	5.00%	07/01/31	250,000	271,734
New Jersey Housing & Mortgage Finance Agency
RB Series 2025A	4.90%	11/01/50 (b)	250,000	246,711
RB Series 2025A	4.95%	11/01/55 (b)	250,000	244,743
New Jersey Transportation Trust Fund Authority
State of New Jersey RB Series 2020AA	4.00%	06/15/50 (b)	180,000	160,085
State of New Jersey RB Series 2023BB	5.00%	06/15/46 (b)	250,000	256,798
State of New Jersey RB Series 2024CC	5.25%	06/15/50 (b)	250,000	258,925
State of New Jersey RB Series 2025AA	5.00%	06/15/55 (b)	200,000	201,640
New Jersey Turnpike Authority
RB Series 2025B	5.00%	01/01/28	250,000	257,728
RB Series 2025B	5.00%	01/01/31	250,000	270,649
				2,421,299
NEW YORK 11.3%
Buffalo Municipal Water Finance Authority
RB Series 2026A	4.38%	07/01/50 (b)	250,000	241,422
Build NYC Resource Corp.
Success Academy Charter Schools, Inc. Obligated Group RB Series 2024	5.00%	09/01/39 (b)	250,000	256,433
City of New York
GO Bonds Series 2012G-6	3.10%	04/01/42 (b)(e)(f)	1,770,000	1,770,000
GO Bonds Series 2019B-1	3.00%	10/01/44 (b)	545,000	408,179
GO Bonds Series 2025A-1	5.25%	08/01/53 (b)	250,000	256,674
GO Bonds Series 2025D	5.25%	10/01/51 (b)	250,000	257,101
GO Bonds Series 2025G-1	5.00%	02/01/39 (b)	250,000	266,266
GO Bonds Series 2026A	5.25%	08/01/47 (b)	100,000	104,290
Refunding GO Bonds Series 2026F-1	5.00%	08/01/32 (b)	500,000	547,796
Long Island Power Authority
Refunding RB Series 2024A	5.25%	09/01/54 (b)	205,000	210,435
Metropolitan Transportation Authority
Refunding RB Series 2016C-2A	3.00%	11/15/38 (b)	200,000	160,705
Refunding RB Series 2025B	5.00%	11/15/42 (b)	250,000	259,572
New York City Housing Development Corp.
RB Series 2024F-1A	4.55%	11/01/54 (b)	500,000	466,535
New York City Municipal Water Finance Authority
Water & Sewer System RB Series 2025AA-1	5.00%	06/15/55 (b)	250,000	253,168
Water & Sewer System Refunding RB Series 2025CC	5.00%	06/15/46 (b)	250,000	259,241
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
53

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
New York City Transitional Finance Authority Building Aid Revenue
State of New York RB Series 2025S-1	5.00%	07/15/34	250,000	282,505
State of New York RB Series 2025S-1	5.00%	07/15/35	250,000	283,189
New York City Transitional Finance Authority Future Tax Secured Revenue
RB Series 2022C-1	4.00%	02/01/39 (b)	250,000	242,929
RB Series 2025A-1	5.25%	05/01/52 (b)	250,000	256,782
RB Series 2026I	5.25%	11/01/51 (b)	250,000	257,551
Refunding RB Series 2025F-1	5.00%	11/01/37 (b)	250,000	270,385
Refunding RB Series 2026G-1	5.00%	11/01/38 (b)	250,000	270,363
New York State Dormitory Authority
RB Series 2026A	5.00%	10/01/36 (b)	250,000	274,095
Personal Income Tax Revenue Refunding RB Series 2025C	5.25%	03/15/50 (b)	250,000	259,676
Personal Income Tax Revenue Refunding RB Series 2026A	5.00%	03/15/53 (b)	250,000	252,980
Sales Tax Revenue Refunding RB Series 2025A	5.00%	03/15/47 (b)	250,000	259,132
State University of New York Dormitory Facilities Revenue RB Series 2025A	5.25%	07/01/55 (b)	250,000	257,500
University Refunding RB Series 2026A	4.00%	07/01/43 (b)	250,000	231,896
New York Transportation Development Corp.
JFK Millennium Partners LLC Refunding RB Series 2024A	5.50%	12/31/54 (b)	250,000	251,702
JFK NTO LLC RB Series 2023	5.50%	06/30/39 (b)	250,000	260,203
JFK NTO LLC RB Series 2024	5.25%	06/30/49 (b)	250,000	249,443
JFK NTO LLC RB Series 2025	6.00%	06/30/50 (b)	250,000	263,717
Port Authority of New York & New Jersey
Refunding RB Series 2025-250	5.25%	10/15/51 (b)	250,000	263,145
Triborough Bridge & Tunnel Authority
RB Series 2025A-1	5.50%	11/15/53 (b)	250,000	264,171
Metropolitan Transportation Authority Payroll Mobility Tax Revenue RB Series 2022D-2	5.50%	05/15/52 (b)	230,000	239,951
				10,909,132
NORTH CAROLINA 1.8%
City of Sanford Utility Systems Revenue
RB Series 2024	4.00%	06/01/49 (b)	125,000	115,041
Greater Asheville Regional Airport Authority
RB Series 2022A	5.50%	07/01/52 (b)	250,000	255,244
North Carolina Housing Finance Agency
RB Series 2025A-59	4.55%	07/01/45 (b)	250,000	242,998
North Carolina Medical Care Commission
Carolina Meadows, Inc. Obligated Group RB Series 2024	5.25%	12/01/49 (b)	500,000	506,738
United Methodist Retirement Homes, Inc. Obligated Group RB Series 2024A	5.00%	10/01/49 (b)	310,000	309,566
North Carolina Municipal Power Agency No. 1
Refunding RB Series 2026	5.00%	01/01/31	250,000	270,120
				1,699,707
OHIO 0.8%
Columbus Regional Airport Authority
Refunding RB Series 2025A	5.50%	01/01/50 (b)	250,000	258,954
County of Hamilton
UC Health Obligated Group Refunding RB Series 2025A	5.50%	08/01/45 (b)	250,000	255,455
See financial notes
54
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State of Ohio
RB Series 2026A	5.00%	10/01/40 (b)	250,000	264,791
				779,200
OKLAHOMA 1.2%
Oklahoma Development Finance Authority
OU Medicine Obligated Group RB Series 2018B	5.50%	08/15/57 (b)	500,000	501,808
Oklahoma Municipal Power Authority
Refunding RB Series 2025A	5.25%	01/01/51 (b)	250,000	262,223
Oklahoma Water Resources Board
RB Series 2021C	3.00%	10/01/36 (b)	195,000	174,933
University of Oklahoma
Refunding RB Series 2024A	4.13%	07/01/54 (b)	250,000	222,646
				1,161,610
OREGON 0.6%
Lane County School District No. 40 Creswell
GO Bonds Series 2023	5.18%	06/15/43 (b)(c)(e)	900,000	382,796
Tri-County Metropolitan Transportation District of Oregon
Refunding RB Series 2026A	4.00%	09/01/47 (b)	250,000	234,962
				617,758
PENNSYLVANIA 3.0%
Allegheny County Sanitary Authority
Refunding RB Series 2025	4.25%	12/01/44 (b)	250,000	244,833
Refunding RB Series 2025	5.00%	12/01/50 (b)	250,000	255,296
Commonwealth Financing Authority
RB Series 2018	5.00%	06/01/35 (b)	500,000	513,463
Commonwealth of Pennsylvania
GO Bonds Series 2024-1st	5.00%	08/15/27	305,000	312,013
Pennsylvania Economic Development Financing Authority
UPMC Obligated Group Refunding RB Series 2026A	5.25%	12/15/51 (b)	250,000	255,929
Pennsylvania Housing Finance Agency
RB Series 2025151-A	3.90%	10/01/37 (b)	250,000	241,944
RB Series 2025-151A	4.90%	10/01/50 (b)	250,000	241,041
Refunding RB Series 2025-150A	4.25%	10/01/36 (b)	100,000	100,036
Pennsylvania Turnpike Commission
Refunding RB Series 2025-1st	5.00%	06/01/28	250,000	259,549
Refunding RB Series 2025-2nd	5.00%	12/01/43 (b)	210,000	221,277
Philadelphia Gas Works Co.
Refunding RB Series 2026-18th	5.00%	10/01/37 (b)(d)	250,000	273,374
				2,918,755
PUERTO RICO 1.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
RB Series 2018A-1	5.23%	07/01/46 (b)(c)	500,000	179,975
RB Series 2018A-1	5.27%	07/01/51 (b)(c)	500,000	131,041
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
55

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2018A-1	4.75%	07/01/53 (b)	450,000	425,828
RB Series 2018A-1	5.00%	07/01/58 (b)	250,000	242,621
				979,465
SOUTH CAROLINA 2.1%
South Carolina Jobs-Economic Development Authority
Novant Health Obligated Group RB Series 2024A	5.50%	11/01/54 (b)	250,000	258,855
South Carolina Ports Authority
RB Series 2018	4.00%	07/01/55 (b)	260,000	216,072
South Carolina Public Service Authority
RB Series 2022E	5.75%	12/01/47 (b)	500,000	532,469
RB Series 2024A	5.00%	12/01/30	250,000	269,940
RB Series 2026A	5.25%	12/01/56 (b)	250,000	256,088
RB Series 2026D	5.00%	12/01/30 (d)	250,000	269,928
South Carolina State Housing Finance & Development Authority
RB Series 2026A	4.50%	07/01/46 (b)	250,000	242,206
				2,045,558
TENNESSEE 2.9%
Chattanooga Health Educational & Housing Facility Board
CDFI Phase I LLC Refunding RB Series 2015	5.00%	10/01/29 (b)	500,000	500,131
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Belmont University RB Series 2023	5.25%	05/01/53 (b)	250,000	251,550
Belmont University RB Series 2026	5.00%	08/01/33	250,000	270,481
Vanderbilt University Medical Center Obligated Group Refunding RB Series 2026B	5.00%	07/01/29	395,000	414,869
Vanderbilt University Medical Center Obligated Group Refunding RB Series 2026B	5.00%	07/01/41 (b)	285,000	299,550
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue
Refunding RB Series 2025	5.25%	07/01/55 (b)	250,000	258,938
Metropolitan Nashville Airport Authority
RB Series 2026A	5.00%	07/01/46 (b)	250,000	259,305
Shelby County Health Educational & Housing Facilities Board
Baptist Memorial Health Care Obligated Group RB Series 2026A	5.00%	09/01/32 (b)	300,000	321,617
Tennessee Housing Development Agency
RB Series 2023-3A	6.25%	01/01/54 (b)	200,000	214,841
				2,791,282
TEXAS 12.9%
Aldine Independent School District
GO Bonds Series 2024	4.00%	02/15/54 (b)(e)	200,000	173,837
Arlington Higher Education Finance Corp.
Harmony Public Schools RB Series 2024	4.00%	02/15/44 (b)	500,000	462,067
Lifeschool of Dallas Refunding RB Series 2021A	5.00%	08/15/32 (e)	250,000	272,505
Board of Regents of the University of Texas System
RB Series 2024B	4.00%	08/15/54 (b)	250,000	215,843
City of Austin
Refunding GO Bonds Series 2025	5.00%	09/01/37 (b)	325,000	355,791
City of Austin Airport System Revenue
RB Series 2026B	5.00%	11/15/46 (b)	250,000	251,701
RB Series 2026B	5.00%	11/15/56 (b)	250,000	246,099
See financial notes
56
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
City of Austin Special Tax Revenue
RB Series 2026A	5.25%	11/15/51 (b)	250,000	258,483
City of Corpus Christi Utility System Revenue
Refunding RB Series 2024	4.25%	07/15/54 (b)	400,000	348,460
City of Dallas
Special Tax Series 2023	6.25%	08/15/53 (a)(b)	240,000	240,257
City of Houston
GO Bonds Series 2024A	4.13%	03/01/51 (b)	250,000	220,598
City of Houston Airport System Revenue
Refunding RB Series 2023A	5.00%	07/01/31	275,000	295,196
City of New Braunfels Utility System Revenue
Refunding RB Series 2026	5.00%	07/01/37 (b)	250,000	275,731
City of San Antonio
GO Bonds Series 2023	4.00%	02/01/43 (b)	250,000	229,380
GO Bonds Series 2026	5.00%	02/01/51 (b)(d)	250,000	255,099
City of San Antonio Airport System
Refunding RB Series 2026	5.50%	07/01/51 (b)	250,000	260,211
City of San Antonio Electric & Gas Systems Revenue
RB Series 2023B	4.00%	02/01/43 (b)	250,000	231,539
RB Series 2024C	5.00%	02/01/54 (b)	250,000	254,009
City of Terrell
GO Bonds Series 2023C	4.50%	08/15/53 (b)	500,000	477,164
Clifton Higher Education Finance Corp.
International Leadership of Texas, Inc. Refunding RB Series 2025A	5.00%	02/15/30 (e)	250,000	264,420
County of Collin
GO Bonds Series 2026	5.00%	02/15/45 (b)	250,000	261,643
Dallas Fort Worth International Airport
RB Series 2025A-1	5.25%	11/01/37 (b)	500,000	539,516
Denton County Municipal Utility District No. 6
GO Bonds Series 2021	2.50%	09/01/39 (b)	150,000	112,484
El Paso County Hospital District
Refunding GO Bonds Series 2017	5.00%	08/15/35 (b)	200,000	201,193
Harris County Hospital District
GO Bonds Series 2025	5.25%	02/15/50 (b)	250,000	258,453
GO Bonds Series 2026	5.25%	02/15/56 (b)	250,000	256,554
Refunding RB Series 2016	3.25%	02/15/42 (b)	195,000	159,616
Lower Colorado River Authority
LCRA Transmission Services Corp. RB Series 2026A	5.00%	05/15/51 (b)	250,000	253,396
Martin County Hospital District
Refunding GO Bonds Series 2021	4.00%	04/01/36 (b)	170,000	164,621
Midland County Hospital District
RB Series 2024A	4.00%	05/15/44 (b)	250,000	227,807
New Hope Cultural Education Facilities Finance Corp.
Beta Foundation RB Series 2019	5.00%	08/15/49 (b)	500,000	449,911
Newark Higher Education Finance Corp.
Hughen Center, Inc. RB Series 2024A	4.13%	08/15/49 (b)(e)	250,000	222,369
Orenda Education RB Series 2023A	4.25%	08/15/58 (b)(e)	200,000	171,890
North East Texas Regional Mobility Authority
Refunding RB Series 2025B	5.25%	01/01/46 (b)	250,000	256,491
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
57

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Permanent University Fund - Texas A&M University System
Refunding RB Series 2025A	5.00%	07/01/52 (b)(e)	250,000	255,319
Prosper Independent School District
GO Bonds Series 2024	4.25%	02/15/54 (b)(e)	250,000	228,472
San Antonio Independent School District
GO Bonds Series 2026	4.50%	08/15/56 (b)(e)	350,000	329,126
Texas Department of Housing & Community Affairs
RB Series 2026A	2.70%	07/01/29	250,000	247,017
Texas Municipal Gas Acquisition & Supply Corp. III
Refunding RB Series 2021	5.00%	12/15/28	275,000	284,463
Texas Municipal Gas Acquisition & Supply Corp. V
RB Series 2026	5.00%	04/01/36 (b)	500,000	519,103
Texas Municipal Gas Acquisition & Supply Corp. VI
RB Series 2025	5.00%	01/01/36 (b)	250,000	259,993
Texas Private Activity Bond Surface Transportation Corp.
NTE Mobility Partners LLC RB Series 2023	5.50%	12/31/58 (b)	165,000	168,564
Texas Water Development Board
State Revolving Fund RB Series 2025	5.00%	10/15/44 (b)	250,000	262,553
State Revolving Fund RB Series 2025	4.75%	10/15/55 (b)	250,000	243,894
Texas Woman’s University
Refunding RB Series 2026	5.00%	07/01/45 (b)	250,000	258,814
University of Houston
RB Series 2024A	4.00%	02/15/49 (b)	250,000	219,015
				12,400,667
UTAH 1.8%
City of Salt Lake City Airport Revenue
RB Series 2023A	5.00%	07/01/28	425,000	440,423
RB Series 2023A	5.25%	07/01/40 (b)	250,000	263,344
County of Utah
Intermountain Healthcare Obligated Group RB Series 2020A	4.00%	05/15/43 (b)	250,000	230,891
Duchesne County School District
RB Series 2025	5.00%	06/01/29	300,000	315,314
South Davis Sewer District
RB Series 2025	5.00%	12/01/55 (b)	250,000	252,166
Utah Housing Corp.
Daybreak I Holdings LP RB Series 2025	2.95%	04/01/46 (a)(b)	250,000	248,837
				1,750,975
VIRGINIA 0.5%
Fairfax County Industrial Development Authority
Inova Health System Obligated Group RB Series 2024	4.13%	05/15/54 (b)	300,000	265,683
Virginia Housing Development Authority
RB Series 2024F-3	5.05%	07/01/55 (b)	250,000	250,047
				515,730
WASHINGTON 2.7%
City of Pasco Water & Sewer Revenue
Refunding RB Series 2023A	5.00%	12/01/43 (b)	250,000	260,625
See financial notes
58
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
King County Public Hospital District No. 2
GO Bonds Series 2026	5.00%	12/01/29	250,000	265,056
Port of Seattle
RB Series 2018A	5.00%	05/01/28 (b)	165,000	166,954
RB Series 2025B	5.00%	10/01/32	250,000	269,436
Refunding RB Series 2026A	5.00%	04/01/35	250,000	271,432
Port of Vancouver
GO Bonds Series 2022A	5.00%	12/01/33 (b)	500,000	536,287
Skagit County Public Hospital District No. 1
RB Series 2024	5.50%	12/01/42 (b)	300,000	309,983
Washington Health Care Facilities Authority
CommonSpirit Health Obligated Group Refunding RB Series 2025A	5.50%	09/01/55 (b)	500,000	516,910
				2,596,683
WEST VIRGINIA 0.3%
West Virginia Hospital Finance Authority
Vandalia Health, Inc. Obligated Group RB Series 2023B	6.00%	09/01/53 (b)	250,000	261,876
WISCONSIN 1.1%
Wisconsin Center District
RB Series 2020C	3.85%	12/15/38 (b)(c)	395,000	227,713
Wisconsin Health & Educational Facilities Authority
Ascension Health Credit Group Refunding RB Series 2016A	4.00%	11/15/46 (b)	125,000	110,986
Hudson Senior Housing, Inc. RB Series 2014	5.25%	12/01/49 (b)	500,000	444,276
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
RB Series 2026A	4.50%	03/01/44 (b)	250,000	240,591
				1,023,566
Total Municipal Securities (Cost $98,609,388)				96,956,421
Total Investments in Securities (Cost $98,609,388)				96,956,421

(a)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(d)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(e)	Credit-enhanced or liquidity-enhanced.
(f)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

CDFI —	Community Development Financial Institution
COP —	Certificate of participation
GO —	General obligation
RB —	Revenue bond
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

VRDN —	Variable rate demand note
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
59

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2026 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$96,956,421	$—	$96,956,421
Total	$—	$96,956,421	$—	$96,956,421

[1]	As categorized in the Portfolio Holdings.
See financial notes
60
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers (cost $98,609,388)		$96,956,421
Cash		59,148
Receivables:
Investments sold		1,421,191
Interest		1,029,029
Fund shares sold		111,946
Prepaid expenses	+	17,750
Total assets		99,595,485

Liabilities
Payables:
Investments bought - delayed-delivery		2,904,498
Distributions to shareholders		162,089
Fund shares redeemed		56,423
Investment adviser fees		26,248
Accrued expenses	+	68,844
Total liabilities		3,218,102
Net assets		$96,377,383

Net Assets by Source
Capital received from investors		$107,186,854
Total distributable loss	+	(10,809,471)
Net assets		$96,377,383

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$96,377,383		11,126,477		$8.66

See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
61

Schwab Opportunistic Municipal Bond Fund
Statement of Operations

For the period September 1, 2025 through August 31, 2026
Investment Income
Interest received from securities - unaffiliated issuers		$3,857,961

Expenses
Investment adviser and administrator fees		371,568
Portfolio accounting fees		50,442
Professional fees		30,924
Registration fees		29,493
Independent trustees’ fees		9,915
Shareholder reports		5,828
Custodian fees		3,282
Transfer agent fees		1,581
Other expenses	+	3,177
Total expenses		506,210
Expense reduction	–	41,715
Net expenses	–	464,495
Net investment income		3,393,466

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(212,240)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	570,926
Net realized and unrealized gains		358,686
Increase in net assets resulting from operations		$3,752,152
See financial notes
62
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/25-8/31/26		9/1/24-8/31/25
Net investment income		$3,393,466	$2,725,191 [1]
Net realized losses		(212,240)	(727,986)
Net change in unrealized appreciation (depreciation)	+	570,926	(3,500,000)
Increase (decrease) in net assets resulting from operations		$3,752,152	($1,502,795 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($3,394,739 )	($2,934,977 )[1]

TRANSACTIONS IN FUND SHARES
	9/1/25-8/31/26			9/1/24-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,608,413	$58,560,952	5,673,599	$50,192,634
Shares reinvested		169,159	1,495,378	161,918	1,426,780
Shares redeemed	+	(4,174,889)	(36,919,729)	(4,742,462)	(41,846,193)
Net transactions in fund shares		2,602,683	$23,136,601	1,093,055	$9,773,221

SHARES OUTSTANDING AND NET ASSETS
	9/1/25-8/31/26			9/1/24-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,523,794	$72,883,369	7,430,739	$67,547,920
Total increase	+	2,602,683	23,494,014	1,093,055	5,335,449
End of period		11,126,477	$96,377,383	8,523,794	$72,883,369

[1]	Includes a payment of past due interest income received from defaulted securities.
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
63

Schwab Municipal Bond Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Investments (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act).
Each fund offers one share class. Shares are bought and sold at closing net asset value per share, which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab Tax-Free Bond Fund seeks high current income that is exempt from federal income tax, consistent with capital preservation.
The Schwab California Tax-Free Bond Fund seeks high current income exempt from federal and California personal income tax that is consistent with capital preservation.
The Schwab Opportunistic Municipal Bond Fund seeks to generate interest income that is not subject to federal income tax.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of
64
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Municipal Bond Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed-Delivery Transactions and When-Issued Securities: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in each fund’s Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The funds comply with Rule 18f-4 under the 1940 Act, the funds operate as limited derivatives users, with respect to purchase commitments held within the funds, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the funds’ exposure is monitored under a derivatives risk management program.
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
65

Schwab Municipal Bond Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
Variable Rate Demand Note: A Variable Rate Demand Note (VRDN) is an asset class in the short-term municipal bond market with a variable (or floating) interest rate which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are daily and weekly, but could be monthly. The put feature entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time, shortening the legal maturity of the VRDN. These put features are daily and weekly, but could be monthly, making these liquid and short-term investments. While the demand feature is intended to reduce credit risks, it is not always unconditional and may be subject to termination if the issuer’s credit rating falls below investment grade or if the issuer fails to make payments on other debt. While most variable-rate demand securities allow a fund to exercise its demand rights at any time, some such securities may only allow a fund to exercise its demand rights at certain times, which reduces the liquidity usually associated with this type of security. Each fund could suffer losses in the event that the demand feature provider, usually a bank, fails to meet its obligation to pay the demand.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
The Schwab Opportunistic Municipal Bond Fund held Southcentral Minnesota Multi-County Housing and Redevelopment Authority (Southcentral) bonds which were received in-kind by the Wasmer Schroeder High Yield Municipal Fund (predecessor fund) in 2014 when the predecessor fund commenced investment operations. The Southcentral bonds were purchased as distressed debt instruments in default (as the bonds were not making full payments of interest and principal when due at the time of purchase) prior to the transfer in-kind to the predecessor fund. During the period ended August 31, 2023, the underlying properties that represented collateral for the Southcentral bonds were sold; the proceeds from the sale of collateral were collected by the bond trustee which resulted in a substantial distribution payment to bondholders. During the period ended August 31, 2025, a final residual distribution payment was made to bond holders which consisted of county tax levy deficit payments collected less trust operating, administration, and legal expenses in liquidating the trust. The total residual distribution payment made to the fund was $841,310 of which the fund distributed to shareholders on a tax basis an amount of $307,864 which represented $0.04 per share on record date.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the Schwab Funds Complex generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds, except the Schwab Opportunistic Municipal Bond Fund, declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The Schwab Opportunistic Municipal Bond Fund declares and pays distributions from net investment income, if any, on the last business day of every month. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
66
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Municipal Bond Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The funds did not pay any federal taxes during the period.
(i) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each fund’s financial statements.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Credit and Liquidity Enhancements:
A portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and/or provide liquidity to the purchaser. At August 31, 2026, as a percentage of the total assets the Schwab Tax-Free Bond Fund had credit and/or liquidity enhancements in the amount of 11% of total assets, with no single entity providing greater than 10% of total assets in credit and/or liquidity enhancements. The Schwab California Tax-Free Bond Fund and Schwab Opportunistic Municipal Bond Fund held less than 10% of total assets in securities with credit and/or liquidity enhancements.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB TAX-FREE BOND FUND	SCHWAB CALIFORNIA TAX-FREE BOND FUND	SCHWAB OPPORTUNISTIC MUNICIPAL BOND FUND
0.22%	0.22%	0.40%
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
67

Schwab Municipal Bond Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Shareholder Servicing
The Board of Trustees has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds, except the Schwab Opportunistic Municipal Bond Fund. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser, (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares, except the Schwab Opportunistic Municipal Bond Fund, are subject to an annual shareholder servicing fee up to 0.15%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
The investment adviser and its affiliates have agreed with the trust, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board of Trustees, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses, as follows:
SCHWAB TAX-FREE BOND FUND	SCHWAB CALIFORNIA TAX-FREE BOND FUND	SCHWAB OPPORTUNISTIC MUNICIPAL BOND FUND
0.38%	0.38%	0.50%
Interfund Transactions
The funds may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. For the period ended August 31, 2026, the funds did not have any purchases and sales of securities with other funds managed by the investment adviser.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), which matured on September 25, 2025. On September 25, 2025, the Syndicated Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
68
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Municipal Bond Funds
Financial Notes (continued)

6. Borrowing from Banks (continued):
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 25, 2025. On September 25, 2025, the Uncommitted Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended August 31, 2026, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES/MATURITIES OF SECURITIES
Schwab Tax-Free Bond Fund	$377,077,348	$281,001,175
Schwab California Tax-Free Bond Fund	356,798,643	225,770,915
Schwab Opportunistic Municipal Bond Fund	63,666,351	39,810,438

8. Federal Income Taxes:
As of August 31, 2026, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Tax-Free Bond Fund	$647,070,676	$3,840,217	($8,003,082 )	($4,162,865 )
Schwab California Tax-Free Bond Fund	603,298,243	3,165,278	(8,113,839)	(4,948,561)
Schwab Opportunistic Municipal Bond Fund	98,609,388	350,953	(2,003,920)	(1,652,967)
The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales and the differing treatment of amortization of bond discounts and premiums. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of August 31, 2026, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED TAX-EXEMPT INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab Tax-Free Bond Fund	$787,055	($4,162,865 )	($41,642,139 )	($45,017,949 )
Schwab California Tax-Free Bond Fund	682,041	(4,948,561)	(26,443,121)	(30,709,641)
Schwab Opportunistic Municipal Bond Fund	264,399	(1,652,967)	(9,258,814)	(10,647,382)
The components of distributable earnings on a tax basis may not match the Total distributable loss line item on the Statement of Assets and Liabilities due to other temporary timing differences.
Net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of amortization of bond discounts and premiums.
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
69

Schwab Municipal Bond Funds
Financial Notes (continued)

8. Federal Income Taxes (continued):
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2026, the funds had capital loss carryforwards available as follows:

Schwab Tax-Free Bond Fund	$41,642,139
Schwab California Tax-Free Bond Fund	26,443,121
Schwab Opportunistic Municipal Bond Fund	9,258,814
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS		PRIOR FISCAL YEAR END DISTRIBUTIONS
	TAX-EXEMPT INCOME	ORDINARY INCOME	TAX-EXEMPT INCOME	ORDINARY INCOME
Schwab Tax-Free Bond Fund	$20,581,677	$531	$20,045,944	$—
Schwab California Tax-Free Bond Fund	17,631,984	14,615	14,557,296	1,725
Schwab Opportunistic Municipal Bond Fund	3,351,106	43,633	2,903,886	31,091
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of August 31, 2026, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. During the fiscal year ended August 31, 2026, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
70
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Municipal Bond Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Investments and Shareholders of Schwab Tax-Free Bond Fund, Schwab California Tax-Free Bond Fund, and Schwab Opportunistic Municipal Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Tax-Free Bond Fund, Schwab California Tax-Free Bond Fund, and Schwab Opportunistic Municipal Bond Fund (the “Funds”), three of the funds constituting Schwab Investments, as of August 31, 2026, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
October 19, 2026
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
71

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
72
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
73

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others is included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
74
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Municipal Bond Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Investments (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Tax-Free Bond Fund, Schwab California Tax-Free Bond Fund and Schwab Opportunistic Municipal Bond Fund (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 6, 2026 and June 10, 2026, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 10, 2026 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
75

Schwab Municipal Bond Funds
technology and use of data (including artificial intelligence tools), business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Board considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees also considered the investment adviser’s contractual commitment to limit the total annual operating expenses of each Fund for so long as the investment adviser serves as the adviser to the Fund. The Trustees also considered fees charged by the investment adviser to other mutual funds that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Board considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Board recognized the difficulty of determining economies of scale with precision, and although the Funds do not have breakpoints in their advisory fees, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through the investment adviser’s continued investment in its infrastructure, including technology and use of data (including artificial intelligence tools), increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; (ii) fee waivers or expense caps by the investment adviser and its affiliates for those funds in the Schwab fund complex with such features; and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from higher fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at or below contractual expense caps. Based on this evaluation, the
76
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Municipal Bond Funds
Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
77

MFR13656-29
00327900

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The changes in and disagreements with accountants for open-end management investment companies are included under Item 7 of this Form.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

The proxy disclosures for open-end management investment companies are included under Item 7 of this Form.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others is included under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable

Item 19: Exhibits.

(a) (1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments - Schwab Taxable Bond Funds and Schwab Municipal Bond Funds

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	October 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	October 19, 2026

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	October 19, 2026